                                  United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                   811-5514

                     (Investment Company Act File Number)

                              MTB Group of Funds
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)

                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7010

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          C. Grant Anderson, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 4/30/05

             Date of Reporting Period: Fiscal year ended 4/30/05
                                       -------------------------

Item 1.     Reports to Stockholders

[Logo of MTB Group of Funds]

Managed by MTB Investment Advisors, Inc.

ANNUAL REPORT: APRIL 30, 2005

MTB Fund

Short Duration Government
Bond Fund

Short-Term Corporate Bond Fund

U.S. Government Bond Fund

New York Municipal Bond Fund

Pennsylvania Municipal Bond Fund

Maryland Municipal Bond Fund

Intermediate-Term Bond Fund

Income Fund

Managed Allocation Fund – Conservative Growth

Managed Allocation Fund – Moderate Growth

Managed Allocation Fund – Aggressive Growth

Balanced Fund

Social Balanced Fund

Equity Income Fund

Large Cap Value Fund

Equity Index Fund

Large Cap Stock Fund

Large Cap Growth Fund

Multi Cap Growth Fund

Mid Cap Stock Fund

Mid Cap Growth Fund

Small Cap Stock Fund

Small Cap Growth Fund

International Equity Fund

MTB SHORT DURATION GOVERNMENT BOND FUND

Management’s Discussion of Fund Performance

For the twelve months ended April 30, 2005, the Fund outperformed its Lipper peers in the “Short Government” category at NAV due to the inclusion of higher-yielding mortgage-backed securities and agency securities. Careful attention to the structure and average maturity of the Fund also contributed to the portfolio’s relative performance. The portfolio had an average maturity, which was lengthened or shortened depending on our outlook for interest rates and market conditions. The Fund also benefited from the flattening of the yield curve as its structure was somewhat “barbelled”. This structure of overweight short and long maturities, while underweight intermediate maturities benefited the Fund as the difference between short term and long term yields narrowed. The emphasis on risk control in the construction of the Fund’s portfolio and active management of the Fund’s average maturity also contributed to the Fund’s success.

Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

MTB SHORT DURATION GOVERNMENT BOND FUND – CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Short Duration Government Bond Fund (Class A Shares) (the “Fund”) from August 18, 2003 (start of performance) to April 30, 2005, compared to the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB) and the Lipper Short U.S. Government Average.2

Average Annual Total Returns for the Period Ended April 30, 20053

1 Year	(1.50)%

Start of Performance (8/18/2003)	(0.32)%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.00% ($10,000 investment minus $300 sales charge = $9,700). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB1-3GB and Lipper Short U.S. Government Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LB1-3GB and Lipper Short U.S. Government Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged.

3 Total returns quoted reflect all applicable sales charges.

MTB SHORT DURATION GOVERNMENT BOND FUND – CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Short Duration Government Bond Fund (Class B Shares) (the “Fund”) from August 18, 2003 (start of performance) to April 30, 2005, compared to the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB) and the Lipper Short U.S. Government Average.2

Average Annual Total Returns for the Period Ended April 30, 20053

1 Year	(4.09)%

Start of Performance (8/18/2003)	(1.85)%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the contingent deferred sales charge of 4.00% on any redemption less than 2 years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB1-3GB and Lipper Short U.S. Government Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LB1-3GB and Lipper Short U.S. Government Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

MTB SHORT DURATION GOVERNMENT BOND FUND – INSTITUTIONAL I SHARES†

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Short Duration Government Bond Fund (Institutional I Shares) (the “Fund”) from October 31, 1995 (start of performance) to April 30, 2005, compared to the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB) and the Lipper Short U.S. Government Average.2

Average Annual Total Returns for the Period Ended April 30, 2005

1 Year	1.68%

5 Years	4.20%

Start of Performance (10/31/1995)	4.40%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB1-3GB and Lipper Short U.S. Government Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LB1-3GB and the Lipper Short U.S. Government Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged.

† The MTB Short Duration Government Bond Fund is the successor to the Governor Limited Duration Government Securities Fund pursuant to a reorganization that took place on January 8, 2001. The information presented above, for the periods prior to January 8, 2001, is historical information for the Governor Limited Duration Government Securities Fund. The quoted performance of MTB Short Duration Government Bond Fund includes performance of certain predecessor collective trust fund (“commingled”) accounts, for periods dating back to 10/31/95 and prior to the Governor Limited Duration Government Securities Fund’s commencement of operations on 7/1/97, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts’ performance may have been adversely affected.

MTB SHORT-TERM CORPORATE BOND FUND

Management’s Discussion of Fund Performance

The Fund’s Institutional I Shares outperformed the Lipper Short Investment Grade peer group at net asset value for the year ended April 30, 2005 primarily because of its barbelled duration* portfolio structure. Over the course of the year as the Federal Reserve Board began to tighten interest rates, short-term rates rose while long-term rates declined resulting in a flatter yield curve. The Fund had a greater exposure to bonds with effective maturities greater than five years versus its peer group. For the year ended April 30, 2005, the 5-year US Treasury had a return of 2.75% while the 2-year US Treasury had a return of less than 1% illustrating the powerful effects associated with the year’s change in interest rates.

* Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

MTB SHORT-TERM CORPORATE BOND FUND – CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Short-Term Corporate Bond Fund (Class A Shares) (the “Fund”) from August 25, 2003 (start of performance) to April 30, 2005, compared to the Lehman Brothers 1-3 Year Government/Credit Bond Index (LBGC),2,3 the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB)2,3 and the Lipper Short Investment Grade Debt Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20054

1 Year	(1.58)%

Start of Performance (8/25/2003)	(0.40)%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.00% ($10,000 investment minus $300 sales charge = $9,700). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBGC, LB1-3GB and Lipper Short Investment Grade Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LBGC, LB1-3GB and Lipper Short Investment Grade Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 The Fund’s Advisor has elected to change the benchmark index from LB1-3GB to LBGC because it is more reflective of the Fund’s current investment strategy.

4 Total returns quoted reflect all applicable sales charges.

MTB SHORT-TERM CORPORATE BOND FUND – CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Short-Term Corporate Bond Fund  (Class B Shares) (the “Fund”) from August 25, 2003 (start of performance) to April 30, 2005, compared to the Lehman Brothers 1-3 Year Government/Credit Bond Index (LBGC),2,3 the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB)2,3 and the Lipper Short Investment Grade Debt Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20054

1 Year	(4.27)%

Start of Performance (8/25/2003)	(1.72)%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the contingent deferred sales charge of 4.00% on any redemption less than 2 years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBGC, LB1-3GB and Lipper Short Investment Grade Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LBGC, LB1-3GB and Lipper Short Investment Grade Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 The Fund’s Advisor has elected to change the benchmark index from LB1-3GB to LBGC because it is more reflective of the Fund’s current investment strategy.

4 Total returns quoted reflect all applicable contingent deferred sales charges.

MTB SHORT-TERM CORPORATE BOND FUND – INSTITUTIONAL I SHARES†

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Short-Term Corporate Bond Fund (Institutional I Shares) (the “Fund”) from April 1, 1996 (start of performance) to April 30, 2005, compared to the Lehman Brothers 1-3 Year Government/Credit Bond Index (LBGC),2,3 the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB)2,3 and the Lipper Short Investment Grade Debt Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20054

1 Year	1.70%

5 Years	4.11%

Start of Performance (4/1/1996)	4.29%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBGC, LB1-3GB and Lipper Short Investment Grade Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LBGC, LB1-3GB and Lipper Short Investment Grade Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 The Fund’s Advisor has elected to change the benchmark index from LB1-3GB to LBGC because it is more reflective of the Fund’s current investment strategy.

4 The Fund’s Institutional I Shares start of performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Short-Term Bond Fund Shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the predecessor ARK Fund in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.

† The MTB Short-Term Corporate Bond Fund is the successor to the ARK Short-Term Bond Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Short-Term Bond Portfolio.

MTB U.S. GOVERNMENT BOND FUND

Management’s Discussion of Fund Performance

The Fund underperformed the Lipper general U.S. Government peer group for the year ended April 30, 2005. The past fiscal year was quite eventful for the U.S. bond market as the Federal Reserve Board (Fed) started raising interest rates in June of 2004 and continued at a measured pace of 25 basis points at each meeting. As of April 30, 2005, the federal funds target rate was 2.75%. While short term interest rates were rising, long term interest rates actually declined resulting in a tremendous flattening of the yield curve. For the year ended April 30, 2005, the 30-year U.S. Treasury had a return of 17% while the 2-year had a return of only 1%. During the past fiscal year we maintained the average duration* of the portfolio in a narrow band ending the year at 4.5 years. We also increased our allocation to higher yielding mortgage-backed securities. Our under performance can be attributed to our shorter duration stance last year as we had expected longer term interest rates to have increased along with short term interest rates. Also, our increased exposure to mortgage-backed securities has not aided performance in 2005 as mortgage-backed securities have underperformed treasury securities.

* Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

MTB U.S. GOVERNMENT BOND FUND – CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB U.S. Government Bond Fund (Class A Shares) (the “Fund”) from April 30, 1995 to April 30, 2005, compared to the Lehman Brothers U.S. Government Bond Index (LBUSGB),2,3 Lehman Brothers Aggregate Bond Index (LBAB),2,3 and Lipper U.S. Government Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20054

1 Year	(0.76)%

5 Years	5.36%

10 Years	5.76%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBUSGB, LBAB and Lipper U.S. Government Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LBUSGB, LBAB and Lipper U.S. Government Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 The Fund’s Advisor has elected to change the benchmark index from LBAB to LBUSGB because it is more reflective of the Fund’s current investment strategy.

4 Total returns quoted reflect all applicable sales charges.

MTB U.S. GOVERNMENT BOND FUND – CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB U.S. Government Bond Fund (Class B Shares) (the “Fund”) from August 18, 2003 (start of performance) to April 30, 2005, compared to the Lehman Brothers U.S. Government Bond Index (LBUSGB),2,3 Lehman Brothers Aggregate Bond Index (LBAB),2,3 and Lipper U.S. Government Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20054

1 Year	(1.96)%

Start of Performance (8/18/2003)	0.35%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the contingent deferred sales charge of 4.00% on any redemption less than 2 years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBUSGB, LBAB and Lipper U.S. Government Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LBUSGB, LBAB and Lipper U.S. Government Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 The Fund’s Advisor has elected to change the benchmark index from LBAB to LBUSGB because it is more reflective of the Fund’s current investment strategy.

4 Total returns quoted reflect all applicable contingent deferred sales charges.

MTB U.S. GOVERNMENT BOND FUND – INSTITUTIONAL I SHARES

The graph below illustrates the hypothetical investment of $100,0001 in the MTB U.S. Government Bond Fund (Institutional I Shares) (the “Fund”) from August 18, 2003 (start of performance) to April 30, 2005, compared to the Lehman Brothers U.S. Government Bond Index (LBUSGB),2,3 Lehman Brothers Aggregate Bond Index (LBAB),2,3 and Lipper U.S. Government Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2005

1 Year	4.03%

Start of Performance (8/18/2003)	3.81%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBUSGB, LBAB and Lipper U.S. Government Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LBUSGB, LBAB and Lipper U.S. Government Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 The Fund’s Advisor has elected to change the benchmark index from LBAB to LBUSGB because it is more reflective of the Fund’s current investment strategy.

MTB NEW YORK MUNICIPAL BOND FUND

Management’s Discussion of Fund Performance

As expected, the Federal Reserve Board (Fed) began raising the federal funds target rate in June of 2004 and as a result, short-term municipal yields have risen 130 basis points. Short-duration* securities have generated a total return of less than 2% over the past year. Conversely, yields on longer-term securities have fallen approximately 50 basis points since this time last year, after rising last spring just prior to the Fed’s initial action. The yield on ten-year municipal bonds fell 25 basis points to end the period at 3.68%, while the yield on thirty-year bonds fell 50 basis points to 4.41%, resulting in increasing bond prices and total returns of 6.75% for 10-year municipal bonds and almost 11% for 30-year securities. The yield curve has continued to flatten (178 basis points), with little change in the yield on securities with 5-7 year maturities, whose return was roughly the coupon generated from the assets.

Bonds issued by the State of New York are rated A1 by Moody’s and AA by Standard & Poor’s. Although the state has a strong credit rating, localities have seen their credit ratings come under pressure due to unfunded state mandates. As a result, some of the larger counties in the state have seen their credit ratings fall to the low BBB rating category over the past year.

The Fund significantly outperformed its Lipper peer group at net asset value during the past year. The Fund had a bias towards a curve flattening, buying more short and long maturities and selling intermediate maturities. Holdings that positively contributed to Fund performance were positions in Tobacco Revenue bonds and longer maturity bonds (maturities longer than 20 years).

* Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

Income may be subject to the federal alternative minimum tax.

MTB NEW YORK MUNICIPAL BOND FUND – CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB New York Municipal Bond Fund (Class A Shares) (the “Fund”) from April 30, 1995 to April 30, 2005, compared to the Lehman Brothers New York Tax-Exempt Index (LBNYTE)2 and the Lipper New York Intermediate Municipal Debt Funds Average.2

Average Annual Total Returns For The Period Ended April 30, 20053

1 Year	0.87%

5 Years	5.11%

10 Years	5.11%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBNYTE and the Lipper New York Intermediate Municipal Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBNYTE and the Lipper New York Intermediate Municipal Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged.

3 Total returns quoted reflect all applicable sales charges.

MTB NEW YORK MUNICIPAL BOND FUND – CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB New York Municipal Bond Fund (Class B Shares) (the “Fund”) from August 18, 2003 (start of performance) to April 30, 2005, compared to the Lehman Brothers New York Tax-Exempt Index (LBNYTE) and the Lipper New York Intermediate Municipal Debt Funds Average.2

Average Annual Total Returns For The Period Ended April 30, 20053

1 Year	(0.25)%

Start of Performance (8/18/2003)	2.11%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the contingent deferred sales charge of 4.00% on any redemption less than 2 years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBNYTE and the Lipper New York Intermediate Municipal Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBNYTE and the Lipper New York Intermediate Municipal Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

MTB NEW YORK MUNICIPAL BOND FUND – INSTITUTIONAL I SHARES

The graph below illustrates the hypothetical investment of $100,0001 in the MTB New York Municipal Bond Fund (Institutional I Shares) (the “Fund”) from August 18, 2003 (start of performance) to April 30, 2005, compared to the Lehman Brothers New York Tax-Exempt Index (LBNYTE) and the Lipper New York Intermediate Municipal Debt Funds Average.2

Average Annual Total Returns For The Period Ended April 30, 2005

1 Year	5.77%

Start of Performance (8/18/2003)	5.40%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBNYTE and the Lipper New York Intermediate Municipal Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBNYTE and the Lipper New York Intermediate Municipal Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged.

MTB PENNSYLVANIA MUNICIPAL BOND FUND

Management’s Discussion of Fund Performance

As expected, the Federal Reserve Board (Fed) began raising the federal funds target rate in June of 2004 and as a result, short-term municipal yields have risen 130 basis points. Short-duration* securities have generated a total return of less than 2% over the past year. Conversely, yields on longer-term securities have fallen approximately 50 basis points since this point last year, after rising last spring just prior to the Fed’s initial action. The yield on ten-year municipal bonds fell 25 basis points to end the period at 3.68%, while the yield on thirty-year bonds fell 50 basis points to 4.41%, resulting in increasing bond prices and total returns of 6.75% for 10-year municipal bonds and almost 11% for 30-year securities. The yield curve has continued to flatten (178 basis points), with little change in the yield on securities with 5-7 year maturities, whose return was roughly the coupon generated from the assets.

Supply in the municipal market increased over the past year, due to a relatively low interest rate environment and the outlook for higher rates in the year to come. Notably, supply in Pennsylvania increased significantly in the first few months of 2005, and resulted in underperformance relative to the general market. The Fund’s overall credit quality (Aa1) is slightly above that of the state of Pennsylvania’s general obligation bonds, which are rated Aa2/AA/AA by Moody’s, Standard & Poor’s and Fitch.

A slight restructuring of the portfolio in the past few months to a more defensive posture has resulted in sales of lower coupon securities in favor of higher and the sale of less liquid securities subject to the alternative minimum tax. The Fund has outperformed during the past year due to it’s yield curve positioning. Exposure to discount securities in longer maturities and a high concentration of short-duration securities contributed positively as the yield curve flattened. The Fund’s holdings in lower quality securities** also contributed to solid performance.

* Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

** High yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

Income generated by this Fund may be subject to the federal alternative minimum tax.

Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

MTB PENNSYLVANIA MUNICIPAL BOND FUND – CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Pennsylvania Municipal Bond Fund (Class A Shares) (the “Fund”) from April 1, 1996 (start of performance) to April 30, 2005, compared to the Lehman Brothers 10 Year Municipal Bond Index (LB10MB),2 the Lehman Brothers 7 Year Municipal Bond Index (LB7MB)2 and the Lipper Pennsylvania Municipal Debt Funds Average.2

Average Annual Total Returns For The Period Ended April 30, 20053

1 Year	(0.44)%

5 Years	4.83%

Start of Performance (4/1/1996)[4]	3.92%

Performance data quoted represents past performance which is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB10MB, LB7MB and Lipper Pennsylvania Municipal Debt Funds Average has been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LB10MB, LB7MB and Lipper Pennsylvania Municipal Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes and average are unmanaged.

3 Total returns quoted reflect all applicable sales charges.

4 The Fund’s Class A and Class B Shares start of performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Pennsylvania Intermediate Municipal Bond Fund, which was offered beginning April 1, 1996. The assets of the Marketvest fund were organized into the predecessor ARK Fund in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation. The start of performance date was April 1, 1996. Class A Shares of the Fund were offered beginning March 23, 1998. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund’s Class A Shares.

† The MTB Pennsylvania Municipal Bond Fund is the successor to the ARK Pennsylvania Tax-Free Portfolio pursuant to a reorganization which took place on August 15, 2003. The information presented above, for the periods prior to August 15, 2003, is historical information for the ARK Pennsylvania Tax-Free Portfolio.

MTB PENNSYLVANIA MUNICIPAL BOND FUND – CLASS B SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Pennsylvania Municipal Bond Fund (Class B Shares) (the “Fund”) from April 1, 1996 (start of performance) to April 30, 2005, compared to the Lehman Brothers 10 Year Municipal Bond Index (LB10MB),2 the Lehman Brothers 7 Year Municipal Bond Index (LB7MB)2 and the Lipper Pennsylvania Municipal Debt Funds Average.2

Average Annual Total Returns For The Period Ended April 30, 20053

1 Year	(1.39)%

5 Years	4.72%

Start of Performance (4/1/1996)[4]	4.79%

Performance data quoted represents past performance which is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over 7 years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB10MB, LB7MB and Lipper Pennsylvania Municipal Debt Funds Average has been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LB10MB, LB7MB and Lipper Pennsylvania Municipal Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes and average are unmanaged.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

4 The Fund’s Class A and Class B Shares start of performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Pennsylvania Intermediate Municipal Bond Fund, which was offered beginning April 1, 1996. The assets of the Marketvest fund were organized into the predecessor ARK Fund in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation. Class B Shares of the Fund were offered beginning September 1, 1999. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Fund’s Class B Shares.

† The MTB Pennsylvania Municipal Bond Fund is the successor to the ARK Pennsylvania Tax-Free Portfolio pursuant to a reorganization which took place on August 15, 2003. The information presented above, for the periods prior to August 15, 2003, is historical information for the ARK Pennsylvania Tax-Free Portfolio.

MTB PENNSYLVANIA MUNICIPAL BOND FUND – INSTITUTIONAL I SHARES†

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Pennsylvania Municipal Bond Fund (Institutional I Shares) (the “Fund”) from April 1, 1996 (start of performance) to April 30, 2005, compared to the Lehman Brothers 10 Year Municipal Bond Index (LB10MB),2 the Lehman Brothers 7 Year Municipal Bond Index (LB7MB)2 and the Lipper Pennsylvania Municipal Debt Funds Average.2

Average Annual Total Returns For The Period Ended April 30, 2005

1 Year	4.37%

5 Years	5.95%

Start of Performance (4/1/1996)[3]	4.63%

Performance data quoted represents past performance which is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB10MB, LB7MB and Lipper Pennsylvania Municipal Debt Funds Average has been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LB10MB, LB7MB and Lipper Pennsylvania Municipal Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes and average are unmanaged.

3 The Fund’s Institutional I Shares start of performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Pennsylvania Intermediate Municipal Bond Fund, which was offered beginning April 1, 1996. The assets of the Marketvest fund were organized into the predecessor ARK Fund in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.

† The MTB Pennsylvania Municipal Bond Fund is the successor to the ARK Pennsylvania Tax-Free Portfolio pursuant to a reorganization which took place on August 15, 2003. The information presented above, for the periods prior to August 15, 2003, is historical information for the ARK Pennsylvania Tax-Free Portfolio.

MTB MARYLAND MUNICIPAL BOND FUND

Management’s Discussion of Fund Performance

As expected, the Federal Reserve Board (Fed) began raising the federal funds target rate in June of 2004 and as a result, short-term municipal yields have risen 130 basis points. Short-duration* securities have generated a total return of less than 2% over the past year. Conversely yields on longer-term securities have fallen approximately 50 basis points since this point last year, after rising last spring just prior to the Fed’s initial action. The yield on ten-year municipal bonds fell 25 basis points to end the period at 3.68%, while the yield on thirty-year bonds fell 50 basis points to 4.41%, resulting in increasing bond prices and total returns of 6.75% for 10-year municipal bonds and almost 11% for 30-year securities. The yield curve has continued to flatten (178 basis points), with little change in the yield on securities with 5-7 year maturities, whose return was roughly the coupon generated from the assets.

The state of Maryland’s general obligation bonds continue to be rated in the highest rating category (Aaa/AAA) by all three rating agencies. The Fund’s overall credit quality is Aa2. This slightly lower quality bias was a contributing factor to the Fund’s strong outperformance for the past year. Early in the year the portfolio’s exposure to discount securities in longer maturities and high coupon, short-duration securities also boosted performance as the yield curve flattened. More recently, we have reduced our holdings in discount securities in favor of securities with maturities in the 10-20 year range that are being priced to their shorter call dates.

* Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter duration.

Income generated by this Fund may be subject to the federal alternative minimum tax.

MTB MARYLAND MUNICIPAL BOND FUND – CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Maryland Municipal Bond Fund (Class A Shares) (the “Fund”) from November 18, 1996 (start of performance) to April 30, 2005, compared to the Lehman Brothers 10 Year Municipal Bond Index (LB10MB),2 the Lehman Brothers 7 Year Municipal Bond Index (LB7MB)2 and the Lipper Other States Intermediate Municipal Debt Funds Average.2

Average Annual Total Returns For The Period Ended April 30, 20053

1 Year	0.67%

5 Years	4.96%

Start of Performance (11/18/1996)[4]	4.33%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB10MB, LB7MB and Lipper Other States Intermediate Municipal Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LB10MB, LB7MB and Lipper Other States Intermediate Municipal Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 Total returns quoted reflect all applicable sales charges.

4 The start of performance date was November 18, 1996. Class A Shares of the Fund were offered beginning January 2, 1997. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund’s Class A Shares. The Fund’s Institutional I Shares commenced operations November 18, 1996. The Fund’s Class A Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

† The MTB Maryland Municipal Bond Fund is the successor to the ARK Maryland Tax-Free Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the period prior to August 22, 2003, is historical information for the ARK Maryland Tax-Free Portfolio.

MTB MARYLAND MUNICIPAL BOND FUND – CLASS B SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Maryland Municipal Bond Fund (Class B Shares) (the “Fund”) from November 18, 1996 (start of performance) to April 30, 2005, compared to the Lehman Brothers 10 Year Municipal Bond Index (LB10MB),2 the Lehman Brothers 7 Year Municipal Bond Index (LB7MB)2 and the Lipper Other States Intermediate Municipal Debt Funds Average.2

Average Annual Total Returns For The Period Ended April 30, 20053

1 Year	(0.41)%

5 Years	4.90%

Start of Performance (11/18/1996)[4]	5.60%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemptions over 7 years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB10MB, LB7MB and the Lipper Other States Intermediate Municipal Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LB10MB, LB7MB and the Lipper Other States Intermediate Municipal Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

4 The start of performance date was November 18, 1996. Class B Shares of the Fund were offered beginning September 1, 1999. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Fund’s Class B Shares. The Fund’s Institutional I Shares commenced operations November 18, 1996. The Fund’s Class B Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

† The MTB Maryland Municipal Bond Fund is the successor to the ARK Maryland Tax-Free Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the period prior to August 22, 2003, is historical information for the ARK Maryland Tax-Free Portfolio.

MTB MARYLAND MUNICIPAL BOND FUND – INSTITUTIONAL I SHARES†

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Maryland Municipal Bond Fund (Institutional I Shares) (the “Fund”) from November 18, 1996 (start of performance) to April 30, 2005, compared to the Lehman Brothers 10 Year Municipal Bond Index (LB10MB),2 the Lehman Brothers 7 Year Municipal Bond Index (LB7MB)2 and the Lipper Other States Intermediate Municipal Debt Funds Average.2

Average Annual Total Returns For The Period Ended April 30, 2005

1 Year	5.62%

5 Years	6.13%

Start of Performance (11/18/1996)	5.07%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB10MB, LB7MB and Lipper Other States Intermediate Municipal Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LB10MB, LB7MB and Lipper Other States Intermediate Municipal Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged.

† The MTB Maryland Municipal Bond Fund is the successor to the ARK Maryland Tax-Free Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Maryland Tax-Free Portfolio.

MTB INTERMEDIATE-TERM BOND FUND

Management’s Discussion of Fund Performance

The Fund underperformed the Lipper Intermediate Investment Grade peer group for the year ended April 30, 2005 primarily because of its lower duration* profile. Over the course of the year as the Federal Reserve Board began to tighten interest rates, short term rates rose while long term rates declined, resulting in a flatter yield curve. During most of this period the Fund had little exposure to assets with effective maturities greater than 20 years relative to the Lipper peer group. For the year ended April 30, 2005, the 30-year US Treasury had a return of 17% while the 2-year US Treasury had a return of less than 1% illustrating the powerful effects associated with the year’s change in interest rates. Recently the Fund established a position in long term securities (effective maturities greater than 20 years) which had contributed positively towards performance as the yield curve continued to flatten. Recently, corporate bonds experienced their first significant monthly underperformance to US Treasuries in quite some time as concerns about the financial health of the US automotive industry grew. The Fund’s exposure to the Automobile sector was less than that of the index.

* Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

MTB INTERMEDIATE TERM BOND FUND – CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Intermediate Term Bond Fund (Class A Shares) (the “Fund”) from August 18, 2003, (start of performance) to April 30, 2005, compared to the Lehman Brothers Intermediate Government/Credit Index (LBIGC),2,4 the Lehman Brothers Aggregate Bond Index (LBAB)2,4 and the Lipper Intermediate Investment-Grade Debt Funds Average.

Average Annual Total Returns For The Period Ended April 30, 20053

1 Year	(0.82)%

Start of Performance (8/18/2003)	0.95%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBIGC, LBAB and the Lipper Intermediate Investment-Grade Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LBIGC, LBAB and the Lipper Intermediate Investment-Grade Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 Total returns quoted reflect all applicable sales charges.

4 The Fund’s Advisor has elected to change the benchmark index from LBAB to LBIGC because it is more reflective of the Fund’s current investment strategy.

MTB INTERMEDIATE TERM BOND FUND – CLASS B SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Intermediate Term Bond Fund (Class B Shares) (the “Fund”) from August 18, 2003, (start of performance) to April 30, 2005, compared to the Lehman Brothers Intermediate Government/Credit Index (LBIGC),2,4 Lipper Intermediate Investment-Grade Debt Funds Average (LIIGDFA)2 and the Lehman Brothers Aggregate Bond Index (LBAB).2,4

Average Annual Total Returns For The Period Ended April 30, 20053

1 Year	(2.07)%

Start of Performance (8/18/2003)	0.40%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the contingent deferred sales charge of 4.00% on any redemption less than 2 years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBIGC, LBAB and the Lipper Intermediate Investment-Grade Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LBIGC, LBAB and the Lipper Intermediate Investment-Grade Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

4 The Fund’s Advisor has elected to change the benchmark index from LBAB to LBIGC because it is more reflective of the Fund’s current investment strategy.

MTB INTERMEDIATE TERM BOND FUND – INSTITUTIONAL I SHARES†

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Intermediate Term Bond Fund (Institutional I Shares) (the “Fund”) from November 18, 1996 (start of performance) to April 30, 2005, compared to the Lehman Brothers Intermediate Government/Credit Index (LBIGC),2,3 Lipper Intermediate Investment-Grade Debt Funds Average (LIIGDFA)2 and the Lehman Brothers Aggregate Bond Index (LBAB).2,3

Average Annual Total Returns For The Period Ended April 30, 2005

1 Year	3.85%

5 Years	6.36%

Start of Performance (11/18/1996)	5.53%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBIGC, LBAB and the Lipper Intermediate Investment-Grade Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LBIGC, LBAB and the Lipper Intermediate Investment-Grade Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 The Fund’s Advisor has elected to change the benchmark index from LBAB to LBIGC because it is more reflective of the Fund’s current investment strategy.

† The MTB Intermediate Term Bond Fund is the successor to the ARK Intermediate Fixed-Income Portfolio pursuant to a reorganization that took place on August 15, 2003. The information presented above, for the periods prior to August 15, 2003, is historical information for the ARK Intermediate Fixed-Income Portfolio.

MTB INCOME FUND

Management’s Discussion of Fund Performance

The Fund slightly underperformed the Lipper Corporate A rated peer group for the year ended April 30, 2005. The past fiscal year was quite eventful for the U.S. bond market as the Federal Reserve Board (Fed) started raising interest rates in June of 2004 and continued at a measured pace of 25 basis points at each meeting. As of April 30, 2005, the federal funds target rate was 2.75%. While short term interest rates were rising, long term interest rates actually declined resulting in a tremendous flattening of the yield curve. For the year ended April 30, 2005, the 30-year U.S. Treasury had a return of 17% while the 2-year had a return of only 1%. The corporate market underperformed as investors required greater risk premiums. The Auto sector was the worst performing sector as spreads widened by 250 basis points in response to GM and Ford losing market share, dramatically cutting profit forecasts and the expectation of downgrades to junk ratings. The mortgage sector has also underperformed in 2005, as investors require higher risk premiums. Our underperformance can be attributed to our shorter duration** stance last year as we had expected longer term interest rates to have increased along with short term interest rates. Our allocation and security selection to higher yielding mortgage and corporate securities in conjunction with our expectations of a flatter yield curve helped to mitigate our underperformance.

* Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

MTB INCOME FUND – CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Income Fund (Class A Shares) (the “Fund”) from April 30, 1995 to April 30, 2005, compared to the Lehman Brothers Aggregate Bond Index (LBAB) and Lipper Corporate A-Rated Debt Funds Average.2

Average Annual Total Returns For The Period Ended April 30, 20053

1 Year	(0.45)%

5 Years	5.36%

10 Years	5.53%

Performance data quotes represents past performance which is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestments of all dividends and distributions. The LBAB and the Lipper Corporate A-Rated Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBAB and the Lipper Corporate A-Rated Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged.

3 Total returns quoted reflect all applicable sales charges.

† The MTB Income Fund is the successor to the ARK Income Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Income Portfolio.

MTB INCOME FUND – CLASS B SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Income Fund (Class B Shares) (the “Fund”) from April 30, 1995 to April 30, 2005, compared to the Lehman Brothers Aggregate Bond Index (LBAB) and Lipper Corporate A-Rated Debt Funds Average.2

Average Annual Total Returns For The Period Ended April 30, 20053

1 Year	(1.38)%

5 Years	5.25%

10 Years[4]	5.27%

Performance data quoted represents past performance which is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund.The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over 7 years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestments of all dividends and distributions. The LBAB and the Lipper Corporate A-Rated Debt Funds Average has been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBAB and the Lipper Corporate A-Rated Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

4 The start of performance date was July 16, 1993. Class B Shares of the Fund were offered beginning September 14, 1998. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum CDSC and total operating expenses applicable to the Fund’s Class B Shares. The Fund’s Institutional I Shares commenced operating on July 16, 1993. The Fund’s Class B Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

† The MTB Income Fund is the successor to the ARK Income Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Income Portfolio.

MTB INCOME FUND – INSTITUTIONAL I SHARES†

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Income Fund (Institutional I Shares) (the “Fund”) from April 30, 1995 to April 30, 2005, compared to the Lehman Brothers Aggregate Bond Index (LBAB) and Lipper Corporate A-Rated Debt Funds Average.2

Average Annual Total Returns For The Period Ended April 30, 2005

1 Year	4.55%

5 Years	6.50%

10 Years	6.22%

Performance data quoted represents past performance which is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 The Fund’s performance assumes the reinvestments of all dividends and distributions. The LBAB and the Lipper Corporate A-Rated Debt Funds Average has been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBAB and the Lipper Corporate A-Rated Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged.

† The MTB Income Fund is the successor to the ARK Income Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Income Portfolio.

MTB MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH

Management’s Discussion of Fund Performance

For the twelve months ended April 30, 2005 the Managed Allocation Fund – Conservative Growth underperformed its benchmark largely due to both the maintenance of shorter duration* bonds within the fixed income component relative to the index and the underperformance of one of its large cap domestic equity components.

The most significant positive contributor to Fund performance was the allocation to the MTB International Equity Fund.** The assets within this Fund produced a total return that outperformed the S&P 500 Index*** by upwards of 6.25% for the period.

Fund performance was somewhat negatively affected by the Fund’s exposure to the Large Cap Stock Fund during the period. The large cap blend style underperformed large cap value investing for the twelve months ended April 30, 2005. Of these two large cap styles on an aggregate basis, the Fund was least exposed to the value style during the fiscal year. This underweighting to an outperforming equity asset class served to drag down overall Fund performance in the large cap equity arena for the period. Similarly, the Fund’s relatively large allocation to the shorter duration fixed income funds (Short-Term Corporate Bond Fund and Short Duration Government Bond Fund) in a period where more intermediate term duration fixed income instruments performed well also served as a drag on Fund performance for the period.

* Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

** International investing involved special risks including currency risk, political risks, increased volatility of foreign securities, and differences in auditing and other financial standards. Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

*** The S&P 500 Index is an unmanaged capitalization-managed index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

MTB MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH – CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Managed Allocation Fund – Conservative Growth (Class A Shares) (the “Fund”) from February 3, 1999 (start of performance) to April 30, 2005, compared to the Lehman Brothers Aggregate Bond Index (LBAB) and the Standard and Poor’s 500 Index (S&P 500).2

Average Annual Total Returns for the Period Ended April 30, 20053

1 Year	(2.21)%

5 Years	1.55%

Start of Performance (2/3/1999)	2.16%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.00% ($10,000 investment minus $400 sales charge = $9,600). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBAB and S&P 500 have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LBAB and S&P 500 and are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 Total returns quoted reflect all applicable sales charges.

† The MTB Managed Allocation Fund – Conservative Growth is the successor to the Governor Lifestyle Conservative Growth Fund pursuant to a reorganization that took place on January 8, 2001. The information presented above, for the periods prior to January 8, 2001, is historical information for the Governor Lifestyle Conservative Growth Fund.

MTB MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH – CLASS B SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Managed Allocation Fund – Conservative Growth (Class B Shares) (the “Fund”) from April 30, 2002 (start of performance) to April 30, 2005, compared to the Lehman Brothers Aggregate Bond Index (LBAB) and the Standard and Poor’s 500 Index (S&P 500).2

Average Annual Total Returns for the Period Ended April 30, 20053

1 Year	(3.68)%

Start of Performance (4/30/2002)	0.93%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the contingent deferred sales charge of 3.00% on any redemption less than 3 years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBAB and S&P 500 have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LBAB and S&P 500 are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

MTB MANAGED ALLOCATION FUND – MODERATE GROWTH

Management’s Discussion of Fund Performance

For the twelve months ended April 30, 2005 the Managed Allocation Fund – Moderate Growth underperformed its benchmark largely due to both the maintenance of shorter duration* bonds within the fixed income component relative to the index and the underperformance of two of its large cap domestic equity components.

The most significant positive contributors to Fund performance were the allocations to the MTB Mid Cap Stock Fund and the MTB International Equity Fund.** These assets within the Fund both produced returns that outperformed the S&P 500 Index*** by anywhere from approximately 1.50% to upwards of 6.25% for the period.

Fund performance was somewhat negatively affected by the Fund’s exposure to the Large Cap Stock and Large Cap Growth Funds during the period. Both large cap growth and large cap blend styles underperformed large cap value investing for the twelve months ended April 30, 2005. Of these three large cap styles on an aggregate basis, the Fund was least exposed to the value style during the fiscal year. This underweighting to an outperforming equity asset class served to drag down overall Fund performance in the large cap equity arena for the period. Similarly, the Fund’s relatively large allocation to the shorter duration fixed income funds (Short-Term Corporate Bond Fund and Short Duration Government Bond Fund) in a period where more intermediate term duration fixed income instruments performed well also served as a drag on Fund performance for the period.

* Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

** International investing involved special risks including currency risk, political risks, increased volatility of foreign securities, and differences in auditing and other financial standards. Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

*** The S&P 500 Index is an unmanaged capitalization-managed index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

MTB MANAGED ALLOCATION FUND – MODERATE GROWTH – CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Managed Allocation Fund – Moderate Growth, Class A Shares (the “Fund”) from February 4, 1999 (start of performance) to April 30, 2005, compared to the Standard and Poor’s 500 Index (S&P 500)2 and the Lehman Brothers Aggregate Bond Index (LBAB).2

Average Annual Total Returns for the Period Ended April 30, 20053

1 Year	(2.13)%

5 Years	(0.36)%

Start of Performance (2/4/1999)	1.46%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Your investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500 and LBAB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 Total returns quoted reflect all applicable sales charges.

† The MTB Managed Allocation Fund – Moderate Growth is the successor to the Governor Lifestyle Moderate Growth Fund pursuant to a reorganization that took place on January 8, 2001. The information presented above, for the periods prior to January 8, 2001, is historical information for the Governor Lifestyle Moderate Growth Fund.

MTB MANAGED ALLOCATION FUND – MODERATE GROWTH – CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Managed Allocation Fund – Moderate Growth, Class B Shares (the “Fund”) from April 30, 2002 (start of performance) to April 30, 2005, compared to the Standard and Poor’s 500 Index (S&P 500)2 and the Lehman Brothers Aggregate Bond Index (LBAB).2

Average Annual Total Returns for the Period Ended April 30, 20053

1 Year	(3.30)%

Start of Performance (4/30/2002)	0.44%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the contingent deferred sales charge of 3.00% on any redemption less than 3 years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500 and LBAB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

MTB MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH

Management’s Discussion of Fund Performance

For the twelve months ended April 30, 2005 the Managed Allocation Fund – Aggressive Growth underperformed its benchmark largely due to the underperformance of two of its large cap domestic equity components.

The most significant positive contributors to fund performance were the allocations to the MTB Mid Cap Stock Fund and the MTB International Equity Fund.* These assets within the Fund both produced returns that outperformed the S&P 500 Index** by anywhere from approximately 1.50% to upwards of 6.25% for the period.

Fund performance was somewhat negatively affected by the Fund’s exposure to the Large Cap Stock and Large Cap Growth Funds during the period. Both large cap growth and large cap blend styles underperformed large cap value investing for the twelve months ended April 30, 2005. Of these three large cap styles, the Fund was least exposed to the value style during the fiscal year. This underweighting to an outperforming asset class served to drag down overall Fund performance in the large cap equity arena for the period.

* International investing involved special risks including currency risk, political risks, increased volatility of foreign securities, and differences in auditing and other financial standards. Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

** The S&P 500 Index is an unmanaged capitalization-managed index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

MTB MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH – CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Managed Allocation Fund – Aggressive Growth, Class A Shares (the “Fund”) from February 18, 1999 (start of performance) to April 30, 2005, compared to the Standard and Poor’s 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB).2

Average Annual Total Returns for the Period Ended April 30, 20053

1 Year	(2.18)%

5 Years	(2.10)%

Start of Performance (2/18/1999)	0.42%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.00% ($10,000 investment minus $500 sales charge = $9,500). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500 and LBAB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 Total returns quoted reflect all applicable sales charges.

† The MTB Managed Allocation Fund – Aggressive Growth is the successor to the Governor Lifestyle Growth Fund pursuant to a reorganization that took place on January 8, 2001. The information presented above, for the periods prior to January 8, 2001, is historical information for the Governor Lifestyle Growth Fund.

MTB MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH – CLASS B SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Managed Allocation Fund – Aggressive Growth, Class B Shares (the “Fund”) from April 30, 2002 (start of performance) to April 30, 2005, compared to the Standard and Poor’s 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB).2

Average Annual Total Returns for the Period Ended April 30, 20053

1 Year	(2.65)%

Start of Performance (4/30/2002)	0.33%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the contingent deferred sales charge of 3.00% on any redemption less than 3 years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500 and LBAB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

MTB BALANCED FUND

Management’s Discussion of Fund Performance

For the twelve months ended April 30, 2005, the Fund underperformed its balanced benchmark. Most balanced funds usually use a core equity approach coupled with their fixed income investments. This Fund is unique in that it has adopted a growth equity style in its equity approach.

After delivering solid returns in fiscal 2004, this past year certainly was a challenge. We felt that the Fund was appropriately positioned in our growth style, however as the year progressed value stocks and companies, which were defensive in nature, seemed to be the investment vehicle of choice. Our overweight position in Technology and Healthcare, (two sectors of the market usually synonymous with growth), led to weaker returns. It has been four years since the technology-internet bubble burst under the weight of excessive ordering to abate the fear of a meltdown due to Y2K. Corporate capital spending budgets had been slashed down to survival mode to weather the recession. With technological advancements in computer speed, storage, and security, coupled with an improving economy and strong corporate earnings, it seemed logical that corporations would need to increase their spending after a four-year hiatus. This corporate spending spree failed to materialize and the sector under performed.The other sector, which we were overweight, was Healthcare. Our position in biotech companies added to the Funds overall performance, however our weighting in large pharmaceutical companies negated this return. Last fall a number of high profile drugs were pulled from the market at a number of firms. This move by the Food and Drug Administration led investors to question many of the drug companies’ earnings growth and possible litigation. As a result, the sector underperformed the overall market.

In looking at the overall sector attribution of the Fund in fiscal 2005, it was positively impacted by our weight in Consumer Staples and Financials. Technology, Healthcare, Consumer Discretionary, Industrials, and Energy Sectors had a negative bias. The portfolio was positively impacted by individual investments in Nabors Industries, Weatherford International, Wal-Mart, Gillette, and Gilead Sciences. Nabors and Weatherford are energy related positions, while Wal-Mart and Gillette are consumer related companies and Gilead is a biotech concern. The companies with the largest negative attribution were: Lear, Boston Scientific, Novell, Biogen, and Synopsis. Lear is an auto parts manufacturer and was impacted by the recent slowdown, Boston Scientific and Biogen were healthcare related, while Novell and Synopsis are technology-driven companies.

The past fiscal year was quite eventful for the U.S. bond market as the Federal Reserve Board started raising interest rates in June of 2004 and continued at a measured pace of 25 basis points at each meeting. As of April 30, 2005 the federal funds target was 2.75%. While short-term interest rates were rising long term interest rates actually declined resulting in a tremendous flattening of the yield curve. For the year ended April 30, 2005, the 30 year U.S. Treasury had a return of 17% while the 2-year had a return of only 1%. The corporate market underperformed as investors required greater risk premiums. The Auto sector was the worst performing sector as spreads widened by 250 basis points in response to GM and Ford losing market share, dramatically cutting profit forecasts and the expectation of downgrades to junk ratings. The Mortgage sector has also underperformed in 2005, as investors require higher risk premiums. Our underperformance can be attributed to our shorter duration* stance last year as we had expected longer term interest rates to have increased along with short-term interest rates. Our allocation and security selection to higher yielding mortgage and corporate securities in conjunction with our expectations of a flatter yield curve helped to mitigate our underperformance.

* Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

MTB BALANCED FUND – CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Balanced Fund (Class A Shares) (the “Fund”) from April 30, 1995 to April 30, 2005 compared to the Standard and Poor’s 500/Barra Growth Index (S&P 500/BG),2,3 the Standard and Poor’s 500 Index (S&P 500),2,3 the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Balanced Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20054

1 Year	(4.93)%

5 Years	(3.51)%

10 Years	7.39%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500/BG, S&P 500, LBAB, and Lipper Balanced Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The S&P 500/BG, S&P 500, LBAB, and Lipper Balanced Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 The Fund’s Advisor has elected to change the benchmark index from S&P 500 to S&P 500/BG because it is more reflective of the Fund’s current investment strategy.

4 Total returns quoted reflect all applicable sales charges.

† The MTB Balanced Fund is the successor to the ARK Balanced Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Balanced Portfolio.

MTB BALANCED FUND – CLASS B SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Balanced Fund (Class B Shares) (the “Fund”) from April 30, 1995 to April 30, 2005 compared to the Standard and Poor’s 500/Barra Growth Index (S&P 500/BG),2,3 the Standard and Poor’s 500 Index (S&P 500),2,3 the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Balanced Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20054

1 Year	(5.06)%

5 Years	(3.48)%

10 Years[5]	7.09%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over 7 years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500/BG, S&P 500, LBAB, and Lipper Balanced Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The S&P 500/BG, S&P 500, LBAB, and Lipper Balanced Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 The Fund’s Advisor has elected to change the benchmark index from S&P 500 to S&P 500/BG because it is more reflective of the Fund’s current investment strategy.

4 Total returns quoted reflect all applicable contingent deferred sales charges.

5 The start of performance date was July 16, 1993. Class B Shares of the Fund were offered beginning September 14, 1998. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to Fund’s Class B Shares. The Fund’s Institutional I Shares commenced operations on July 16, 1993. The Fund’s Class B Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

† The MTB Balanced Fund is the successor to the ARK Balanced Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Balanced Portfolio.

MTB BALANCED FUND – INSTITUTIONAL I SHARES†

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Balanced Fund (Institutional I Shares) (the “Fund”) from April 30, 1995 to April 30, 2005 compared to the Standard and Poor’s 500/Barra Growth Index (S&P 500/BG),2,3 the Standard and Poor’s 500 Index (S&P 500),2,3 the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Balanced Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2005

1 Year	0.73%

5 Years	(2.29)%

10 Years	8.20%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500/BG, S&P 500, LBAB, and Lipper Balanced Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The S&P 500/BG, S&P 500, LBAB, and Lipper Balanced Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 The Fund’s Advisor has elected to change the benchmark index from S&P 500 to S&P 500/BG because it is more reflective of the Fund’s current investment strategy.

† The MTB Balanced Fund is the successor to the ARK Balanced Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Balanced Portfolio.

MTB SOCIAL BALANCED FUND

Management’s Discussion of Fund Performance

After delivering solid returns in fiscal 2004, the Fund experienced a difficult year in fiscal 2005. We felt that the Fund was appropriately positioned to take advantage of continuing economic growth. Remember the markets had a rather difficult time dealing with the terrorist attack in 2001 and the ensuing recession which followed a short time later. The markets were in the process of correcting the exuberance of the late nineties, which led to a challenging three-year period. Fiscal 2004 seemed to be the breakout year in a declining market environment. With the economy improving we positioned the portfolio to take advantage of this shift in investor sentiment. It had been four years since the technology/internet bubble burst under the weight of excessive ordering to abate the fear of a meltdown due to Y2K. Corporate spending budgets were pared back to weather the recession. Time and an improving economy suggested that corporations would need to update their systems after a four-year spending hiatus. This corporate spending spree failed to materialize. Our overweight position in the Technology sector affected our returns, which led to the Fund under performing the benchmark.

The largest contributors to Fund performance in our fiscal year were EMC Corporation, (a storage company), Gillette, (a leading consumer company), and Edwards Lifesciences, (a cardiovascular related company). Each of these equities appreciated over 30% in our fiscal year. EMC rebounded as Technology earnings improved throughout the year. Gillette’s move was attributed to improving earnings coupled with a buyout offer from Procter & Gamble. Edwards’s price appreciation was also attributed to significant earnings growth throughout our fiscal year. The Fund’s worst performers were Novell, (a computer networking company), Lear, (an auto parts concern), and Boston Scientific, (a cardiac stent manufacturer). Earnings shortfalls at the above mentioned companies attributed to their under performance.

The past fiscal year was quite eventful for the U.S. bond market as the Federal Reserve Board started raising interest rates in June of 2004 and continued at a measured pace of 25 basis points at each meeting. As of April 30, 2005 the federal funds target was 2.75%. While short-term interest rates were rising long term interest rates actually declined resulting in a tremendous flattening of the yield curve. For the year ended April 30, 2005, the 30 year U.S. Treasury had a return of 17% while the 2-year had a return of only 1%. The corporate market underperformed as investors required greater risk premiums. The Auto sector was the worst performing sector as spreads widened by 250 basis points in response to GM and Ford losing market share, dramatically cutting profit forecasts and the expectation of downgrades to junk ratings. The Mortgage sector has also underperformed in 2005, as investors require higher risk premiums. Our underperformance can be attributed to our shorter duration* stance last year as we had expected longer term interest rates to have increased along with short-term interest rates. Our allocation and security selection to higher yielding mortgage and corporate securities in conjunction with our expectations of a flatter yield curve helped to mitigate our underperformance.

MTB Social Balanced Fund commenced operation pursuant to a Reorganization Plan between the MTB Funds and the ARK Funds, whereupon it acquired the following ARK Portfolios: ARK Social Issues Intermediate Fixed Income Portfolio, ARK Social Issues Blue Chip Equity Portfolio, ARK Social Issues Capital Growth Portfolio and ARK Social Issues Small Cap Equity Portfolio (collectively, the “Acquired Funds”). In order to comply with comments made by the staff of the SEC, MTB Social Balanced Fund had to become an “accounting survivor” of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds. Accordingly, the following financial and performance information presented for MTB Social Balanced Fund in reality reflects the historical operations of ARK Social Issues Intermediate Fixed Income Portfolio for all periods prior to the date of the Reorganization. This past performance does not necessarily predict future performance of MTB Social Balanced Fund and should be evaluated in light of the Fund’s organization and the differences noted above.

* Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

MTB SOCIAL BALANCED FUND – INSTITUTIONAL I SHARES

The graph below illustrates the hypothetical investment of $50,0001 in the MTB Social Balanced Fund (the “Fund”) from May 29, 2001 (start of performance) to April 30, 2005, compared to the Standard & Poor’s 500/Barra Growth Index (S&P 500/BG),2,3 Standard & Poor’s 500 Index (S&P 500),2,3 the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Balanced Funds Average.2

Average Annual Total Returns For The Period Ended April 30, 2005

1 Year	(0.55)%

Start of Performance (5/29/2001)	3.59%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500, the S&P 500/BG, the LBAB and Lipper Balanced Funds Average have been adjusted to reflect reinvestments of dividends on securities in the indexes and average.

2 The S&P 500, the S&P 500/BG, LBAB, and Lipper Balanced Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 The Fund’s Advisor has elected to change the benchmark index from S&P 500 to S&P 500/BG because it is more reflective of the Fund’s current investment strategy.

† The MTB Social Balanced Fund is the successor to the ARK Social Issues Intermediate Fixed Income Portfolio pursuant to a reorganization which took place on August 15, 2003. The information presented above, for the periods prior to August 15, 2003, is a historical information for the ARK Social Issues Intermediate Fixed Income Portfolio.

MTB EQUITY INCOME FUND

Management’s Discussion of Fund Performance

MTB Investment Advisors, Inc. (prior to December 8, 2004)

From May 1, 2004 through November 30, 2004, the Fund’s Class A Shares returned 6.83%; the Fund’s Class B Shares returned 6.36%; and the Fund’s Institutional I Shares returned 6.89%, based on net asset value.* During the same period its underlying benchmark, the S&P 500 Index, returned 7.11%.** The S&P 500 Index represented the best-fit benchmark to the Fund’s overall capitalization structure.

The relative underperformance of 22 basis points to the benchmark was attributable to the stock selection in many sectors. Financials contributed to Fund performance through exposure to real estate companies such as St. Joe, Boston Properties and Simon Property Group as well as under exposure to American International Group and Marsh & McLennan Companies. Industrials contributed positively to overall performance with Masco, Cooper Industries and Harsco leading the way. In Consumer Staples our underweight in Wal-Mart and Coca-Cola Co. were positive contributors as those companies underperformed the benchmark during the measurement period.

The Fund was negatively impacted by the performance of Merck & Co. in the Health Care sector. At the end of the third quarter the company pulled its blockbuster drug Vioxx from the market due to safety fears. The performance of the Household Durables and Media industries within the Consumer Discretionary sector was also a drag on overall performance.

The Energy, Information Technology, Materials, Telecommunication Services and Utilities sectors overall had a neutral effect on the overall portfolio.

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

DePrince, Race & Zollo, Inc. (since December 8, 2004)

For the four months ended April 30, 2005, the Fund outperformed the S&P 500 Index but underperformed the Russell 1000 Value Index.*** Concerns over inflation, rising federal fund target rates and decelerating profits were a hindrance to the Fund, the Russell 1000 Value Index and the S&P 500 Index as all three ended in negative territory.

Top performers in the Fund were from a wide variety of sectors and included Marathon Oil, May Department Store, Chevron, Rohm & Haas, Hewlett Packard, Bemis and OfficeMax. All had specific catalysts that drove their relative valuations upward. The Fund’s Utility and Healthcare positions were also strong performers.

The Fund’s relative underweight in Energy has been a head wind for relative outperformance. However, the most recent decline in the price of oil and an unwinding of speculative bets in the sector have begun to benefit the portfolio. The Fund’s overweight in Basic Industry also detracted from performance.

*** The Russell 1000 Value Index measures the performance of the 1,000 largest of the 3,000 largest U.S.-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. This index is unmanaged and investments cannot be made in an index.

MTB EQUITY INCOME FUND – CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Equity Income Fund (Class A Shares) (the “Fund”) from November 18, 1996 (start of performance) to April 30, 2005, compared to the Standard & Poor’s 500 Index (S&P 500), the Russell 1000 Value Index (Russell 1000 Value) and the Lipper Equity Income Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20053

1 Year	0.77%

5 Years	(0.98)%

Start of Performance (11/18/1996)	4.86%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500, Russell 1000 Value and Lipper Equity Income Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The S&P 500, Russell 1000 Value and the Lipper Equity Income Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 Total returns quoted reflect all applicable sales charges.

† The MTB Equity Income Fund is the successor to the ARK Equity Income Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Equity Income Portfolio.

MTB EQUITY INCOME FUND – CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Equity Income Fund (Class B Shares) (the “Fund”) from August 25, 2003 (start of performance) to April 30, 2005, compared to the Standard & Poor’s 500 Index (S&P 500), the Russell 1000 Value Index (Russell 1000 Value) and the Lipper Equity Income Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20053

1 Year	0.79%

Start of Performance (8/25/2003)	8.01%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the contingent deferred sales charge of 4.00% on any redemption less than 2 years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500, Russell 1000 Value and Lipper Equity Income Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The S&P 500, Russell 1000 Value and the Lipper Equity Income Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

MTB EQUITY INCOME FUND – INSTITUTIONAL I SHARES†

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Equity Income Fund (Institutional I Shares) (the “Fund”) from November 18, 1996 (start of performance) to April 30, 2005, compared to the Standard & Poor’s 500 Index (S&P 500), Russell 1000 Value Index (Russell 1000 Value) and the Lipper Equity Income Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2005

1 Year	6.72%

5 Years	0.29%

Start of Performance (11/18/1996)	5.71%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500, Russell 1000 Value and Lipper Equity Income Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The S&P 500, Russell 1000 Value and the Lipper Equity Income Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged.

† The MTB Equity Income Fund is the successor to the ARK Equity Income Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Equity Income Portfolio.

MTB LARGE CAP VALUE FUND

Management’s Discussion of Fund Performance

MTB Investment Advisors, Inc.
(prior to December 8, 2004)

From May 1, 2004 through November 30, 2004, the Fund’s Class A Shares returned 8.28%; the Fund’s Class B Shares returned 7.71%; and the Fund’s Institutional I Shares returned 8.30%, based on net asset value;* during this period the S&P 500/Barra Value Index returned 11.18%.**

Relative to the benchmark, stock selection accounted for most of the Fund’s under-performance. Financials, which represent 36% of the benchmark, made a positive contribution to overall results (+97 basis points), but was not enough to offset disappointments in Healthcare (-131 basis points) and Information Technology (-107 basis points).

With respect to individual stocks, Mills and St. Joe benefited from healthy real estate markets. Burlington Resources and Transocean, two energy stocks, also made a positive contribution for the year. Big Pharma accounted for most of the under-performance; lingering concerns on COX 2 drugs caused Pfizer (Celebrex) and Merck (VIOXX) to trade lower. Nortel, a global communications provider and printer interface company Electronics For Imaging were the leading laggards in the Technology sector.

Sectors that provided returns in line with the benchmark included Consumer Discretionary, Consumer Staples and Industrials.

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** The S&P 500/Barra Value Index is a market capitalization-weighted index of the stocks in the S&P 500 Index having the lowest price-to-book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. This index is unmanaged and investments cannot be made in an index.

NWQ Investment Management Company, LLC was pleased to be selected as the sub-advisor to the Fund and commenced management of your Fund on December 8, 2004.

For the year-to-date period under NWQ’s management, the Fund slightly outperformed its benchmark but was down on an absolute basis. The Fund’s holdings posted gains in 2004 due to the combination of attractive stock valuations, positive corporate announcements, and improved political and economic visibility. However, the combination of higher oil prices and the Federal Reserve Board acknowledging inflation risk for the first time in this business cycle weighed on stock prices in early 2005.

The Energy sector was the best performing group during the first four months of 2005. Most of the investments in this sector posted very strong gains as favorable supply/demand dynamics, industry consolidation, and a higher price environment for crude oil and gas continued to drive healthy industry fundamentals.

After posting strong gains in the fourth calendar quarter of 2004, technology stocks were pressured during the first four months of 2005 due to valuation concerns, as investors conceded that the current weakness in the business cycle may be greater than previously expected. With poor earnings visibility and lackluster enthusiasm for the group, most technology stocks posted significant declines.

The rise in U.S. interest rates across all maturities has pressured stock market valuations in early 2005. The Fed has increased interest rates eight times since June 2004, and many investors are concerned that the pace of increase will accelerate. While we have been cautious due to rich stock market valuations, the recent stock market weakness is beginning to reveal attractive investment opportunities.

MTB LARGE CAP VALUE FUND – CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Large Cap Value Fund (Class A Shares) (the “Fund”) from September 26, 1997 (start of performance) to April 30, 2005, compared to the Standard and Poor’s 500/Barra Value Index (S&P 500/BV) and the Lipper Large- Cap Value Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20053

1 Year	0.53%

5 Years	0.29%

Start of Performance (9/26/1997)	2.37%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500/BV and the Lipper Large-Cap Value Fund Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/BV and Lipper Large-Cap Value Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged.

3 Total returns quoted reflect all applicable sales charges.

MTB LARGE CAP VALUE FUND – CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Large Cap Value Fund (Class B Shares) (the “Fund”) from December 10, 1999 (start of performance) to April 30, 2005, compared to the Standard and Poor’s 500/Barra Value Index (S&P 500/BV) and the Lipper Large- Cap Value Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20053

1 Year	0.47%

5 Years	0.09%

Start of Performance (12/10/1999)	0.56%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the contingent deferred sales charge of 1.00% on any redemption less than 6 years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500/BV and the Lipper Large-Cap Value Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/BV and Lipper Large-Cap Value Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

MTB LARGE CAP VALUE FUND – INSTITUTIONAL I SHARES

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Large Cap Value Fund (Institutional I Shares) (the “Fund”) from August 18, 2003 (start of performance) to April 30, 2005, compared to the Standard and Poor’s 500/Barra Value Index (S&P 500/BV) and the Lipper Large-Cap Value Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2005

1 Year	6.35%

Start of Performance (8/18/2003)	11.24%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500/BV and the Lipper Large-Cap Value Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/BV and Lipper Large-Cap Value Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged.

MTB EQUITY INDEX FUND

Management’s Discussion of Fund Performance

The twelve months ended April 30, 2005 saw the dramatic changes in the prices of crude oil reflected in the very strong performance of all stocks related to that commodity. The strongest stock in that sector was Valero which was up about 116%. In all there were 6 stocks we owned which were up over 100% for the twelve months. Other specific leaders were Sears, which had a dramatic turnaround based on real estate values and Apple Computer with their very trendy Ipod product. Other sectors seeing strong gains were Utilities led by TXU, and Healthcare Services, led by Humana. The sector with the weakest performance was the Technology sector which still seems to be hurt by the Nasdaq bubble of 1999 as well as many specific situations in that sector related to poor management decisions. Also anything related to auto manufacturing was extraordinarily weak due to a variety of economic issues including healthcare, pensions, energy prices and poor management. The worst performers were both suppliers to the major auto manufacturers – Visteon and Delphi.

In terms of tracking the S&P 500 Index* (Index), the Fund closely replicated the day to day movements of the Index as we kept the portfolio fully invested in the underlying assets of the S&P 500 at all times.

* The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

MTB EQUITY INDEX FUND – CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Equity Index Fund (Class A Shares) (the “Fund”) from November 30, 1997 (start of performance) to April 30, 2005, compared to the Standard & Poor’s 500 Index (S&P 500)2 and Lipper Standard & Poor’s 500 Index Average.2

Average Annual Total Returns For The Period Ended April 30, 20053

1 Year	(0.27)%

5 Years	(4.40)%

Start of Performance (11/3/1997)	3.31%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principle value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the Lipper Standard & Poor’s 500 Index Average has been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500 and Lipper Standard & Poor’s 500 Index Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

† The MTB Equity Index Fund is the successor to the Ark Equity Index Portfolio pursuant to a to a organization which took place on August 22, 2003. The information presented above for the periods prior to August 22, 2003, is historical information for the ARK Equity Index Portfolio.

MTB EQUITY INDEX FUND – CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Equity Index Fund (Class B Shares) (the “Fund”) from August 25, 2003 (start of performance) to April 30, 2005, Standard & Poor’s 500 Index (S&P 500)2 and Lipper Standard & Poors 500 Index Average.2

Average Annual Total Returns For The Period Ended April 30, 20053

1 Year	(0.24)%

Start of Performance (8/25/2003)	7.54%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principle value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the contingent deferred sales charge of 4.00% on any redemption less than 2 years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividend and distributions. The S&P 500 and the Lipper Standard & Poor’s 500 Index Average have been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 500 and the Lipper Standard & Poor’s 500 Index Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

MTB EQUITY INDEX FUND – INSTITUTIONAL I SHARES†

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Equity Index Fund (Institutional I Shares) (the “Fund”) from October 1, 1997 (start of performance) to April 30, 2005, compared to the Standard & Poor’s 500 Index (S&P 500)2 and Lipper Standard & Poor’s 500 Index Average.2

Average Annual Total Returns For The Period Ended April 30, 2005

1 Year	5.87%

5 Years	(3.05)%

Start of Performance (10/1/1997)	4.02%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principle value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the Lipper Standard & Poor’s 500 Index Average have been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 500 and the Lipper Standard & Poor’s 500 Index Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged.

† The MTB Equity Index Fund is the successor to the Ark Equity Index Portfolio pursuant to a to a organization which took place on August 22, 2003. The information presented above for the periods prior to August 22, 2003, is historical information for the ARK Equity Index Portfolio.

MTB LARGE CAP STOCK FUND

Management’s Discussion of Fund Performance

The Fund’s Institutional I Class shares returned 2.83% based on net asset value (NAV); Class A shares returned 2.71% based on net asset value (NAV) or (2.93)% adjusted for the Fund’s 5.5% maximum sales charge; and Class B shares returned 1.91% based on NAV or (2.64)% adjusted for the Fund’s 5% maximum contingent deferred sales charge, for the twelve months ended April 30, 2005.* These returns compare with a 6.33% total return for the S&P 500 Index,** a commonly referenced unmanaged index of large capitalization stocks. During this same period the Lipper Large Cap Core Fund Average*** returned 3.72%.

The fund performance was most negatively affected by overweight positions in Novell, Performance Food Group, Synopsys and Estee Lauder.

The fund performance was most positively affected by overweight positions in Toll Brothers, St. Joe, Cerner and Symbol Technologies and an underweight position in Wal-Mart.

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

*** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

MTB LARGE CAP STOCK FUND – CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Large Cap Stock Fund (Class A Shares) (the “Fund”) from April 1, 1996 (start of performance) to April 30, 2005, compared to the Standard & Poor’s 500 Index (S&P 500)2 and the Lipper Large Cap Core Funds Average.2

Average Annual Total Returns For The Period Ended April 30, 20053

1 Year	(2.93)%

5 Years	(4.02)%

Start of Performance (4/1/1996)[4]	5.88%

Performance data quoted represents past performance which is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and Lipper Large Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500 and Lipper Large Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance.The index is unmanaged.

3 Total returns quoted reflect all applicable sales charges.

4 The Fund’s Class A and Class B Shares start of performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Equity Fund Shares, which were offered beginning April 1,1996. The assets of the Marketvest Fund were reorganized into the predecessor ARK Fund in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation. The start of performance date was April 1, 1998. Class A Shares of the Fund were offered beginning April 1, 1998. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund’s Class A Shares.

† The MTB Large Cap Stock Fund is the successor to the ARK Value Equity Portfolio pursuant to a reorganization which took place on August 15, 2003. The information presented above, for the periods prior to August 15, 2003, is historical information for the ARK Value Equity Portfolio.

MTB LARGE CAP STOCK FUND – CLASS B SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Large Cap Stock Fund (Class B Shares) (the “Fund”) from April 1, 1996 (start of performance) to April 30, 2005, compared to the Standard & Poor’s 500 Index (S&P 500)2 and the Lipper Large Cap Core Funds Average.2

Average Annual Total Returns For The Period Ended April 30, 20053

1 Year	(2.64)%

5 Years	(3.92)%

Start of Performance (4/1/1996)[4]	5.44%

Performance data quoted represents past performance which is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over 7 years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and Lipper Large Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500 and the Lipper Large Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexis unmanaged

3 Total returns quoted reflect all applicable contingent deferred sales charges.

4 The Fund’s Class A and Class B Shares start of performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Equity Fund Shares, which were offered beginning April 1, 1996. The assets of the Marketvest Fund were reorganized into the predecessor ARK Fund in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation. The start of performance date was April 1, 1996. Class B Shares of the Fund were offered beginning September 14, 1998. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Fund’s Class B Shares.

† The MTB Large Cap Stock Fund is the successor to the ARK Value Equity Portfolio pursuant to a reorganization which took place on August 15, 2003. The information presented above, for the periods prior to August 15, 2003, is historical information for the ARK Value Equity Portfolio.

MTB LARGE CAP STOCK FUND – INSTITUTIONAL I SHARES†

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Large Cap Stock Fund (Institutional I Shares) (the “Fund”) from April 1, 1996 (start of performance) to April 30, 2005, compared to the Standard & Poor’s 500 Index (S&P 500)2 and the Lipper Large Cap Core Funds Average.2

Average Annual Total Returns For The Period Ended April 30, 2005

1 Year	2.83%

5 Years	(2.82)%

Start of Performance (4/1/1996)[3]	6.64%

Performance data quoted represents past performance which is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and Lipper Large Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500 and the Lipper Large Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexis unmanaged.

3 The Fund’s Institutional I Shares start of performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Equity Fund Shares, which were offered beginning April 1, 1996. The assets of the Marketvest Fund were reorganized in the predecessor ARK Fund in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.

† The MTB Large Cap Stock Fund is the successor to the ARK Value Equity Portfolio pursuant to a reorganization which took place on August 15, 2003. The information presented above, for the periods prior to August 15, 2003, is historical information for the ARK Value Equity Portfolio.

MTB LARGE CAP GROWTH FUND

Management’s Discussion of Fund Performance

For the twelve months ended April 30, 2005, the Fund, like most of its peers, underperformed its large-cap growth benchmark. As of July 1, 2004, internal management of the Fund was resumed. An outside growth manager prior to this date had managed the Fund. Even though fiscal 2005 delivered positive returns, the year was a difficult one for growth managers.

We felt that the Fund was appropriately positioned in our growth style, however as the year progressed value stocks and companies, which were defensive in nature, seemed to be the investment vehicle of choice. Our overweight position in Technology and Healthcare, (two sectors of the market usually synonymous with growth), led to weaker returns. It has been four years since the technology--internet bubble burst under the weight of excessive ordering to abate the fear of a meltdown due to Y2K. Corporate capital spending budgets had been slashed down to survival mode to weather the recession. With technological advancements in computer speed, storage, and security, coupled with an improving economy and strong corporate earnings, it seemed logical that corporations would need to increase their spending after a four-year hiatus. This corporate spending spree failed to materialize and the sector underperformed.

The other sector that we were overweight was Healthcare. Our position in biotech companies added to the Funds overall performance, however our weighting in large pharmaceutical companies negated this return. Last fall, a number of high profile drugs were pulled from the market at a number of firms. This move by the Food and Drug Administration led investors to question drug companies’ earnings growth and possible litigation. As a result, the sector underperformed the overall market.

In looking at the overall sector attribution of the Fund in fiscal 2005, it was positively impacted by our weight in consumer related stocks. Both the Consumer Discretionary and Consumer Staple sectors outperformed the benchmark. Energy was also a positive contributor throughout the year as oil prices moved to new highs. Technology, Healthcare, Industrials and Financials were sectors with a negative bias. The portfolio was positively impacted by our positions in Wal-Mart, Nabors Industries, Weatherford International, EMC, and Edwards Lifesciences. Nabors and Weatherford are energy related positions, Wal-Mart a retailer, EMC is a technology company and Edwards is a leader in heart valve therapy. The companies with the largest negative attribution were: Boston Scientific, Cisco Systems, Solectron, Novell, and Veritas Software. Boston Scientific specializes in stents used in cardiac surgery while the remaining companies were all technology related.

MTB LARGE CAP GROWTH FUND – CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Large Cap Growth Fund (Class A Shares) (the “Fund”) from March 20, 2000 (start of performance) to April 30, 2005, compared to the Standard and Poor’s 500 Index (S&P 500),2,3 the Standard and Poor’s 500/Barra Growth Index (S&P 500/BG)2,3 and the Lipper Large-Cap Growth Funds Average.2

Average Annual Total Returns For The Period Ended April 30, 20054

1 Year	(6.97)%

5 Years	(6.75)%

Start of Performance (3/20/2000)	(6.54)%

Performance data quoted represents past performance which is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500, the S&P 500/BG and the Lipper Large-Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The S&P 500, the S&P 500/BG and the Lipper Large-Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 The Fund’s Advisor has elected to change the benchmark from S&P 500 to S&P 500/BG because it is more reflective of the Fund’s current investment strategy.

4 Total returns quoted reflect all applicable sales charges.

MTB LARGE CAP GROWTH FUND – CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Large Cap Growth Fund (Class B Shares) (the “Fund”) from April 6, 2000 (start of performance) to April 30, 2005, compared to the Standard and Poor’s 500 Index (S&P 500),2,3 the Standard and Poor’s 500/Barra Growth Index (S&P 500/BG)2,3 and the Lipper Large-Cap Growth Funds Average.2

Average Annual Total Returns For The Period Ended April 30, 20054

1 Year	(7.20)%

5 Years	(6.90)%

Start of Performance (4/6/2000)	(7.11)%

Performance data quoted represents past performance which is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund.The ending value of the Fund reflects the contingent deferred sales charge of 1.00% on any redemption less than 6 years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500, S&P 500/BG and the Lipper Large-Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The S&P 500, S&P 500/BG and the Lipper Large-Cap Growth Funds Average and are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 The Fund’s Advisor has elected to change the benchmark from S&P 500 to S&P 500/BG because it is more reflective of the Fund’s current investment strategy.

4 Total returns quoted reflect all applicable contingent deferred sales charges.

MTB LARGE CAP GROWTH FUND – INSTITUTIONAL I SHARES

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Large Cap Growth Fund (Institutional I Shares) (the “Fund”) from August 18, 2003 (start of performance) to April 30, 2005, compared to the Standard and Poor’s 500 Index (S&P 500),2,3 the Standard and Poor’s 500/Barra Growth Index (S&P 500/BG)2,3 and the Lipper Large-Cap Growth Funds Average.2

Average Annual Total Returns For The Period Ended April 30, 2005

1 Year	(1.35)%

Start of Performance (8/18/2003)	3.68%

Performance data quoted represents past performance which is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500, the S&P 500/BG and the Lipper Large-Cap Growth Funds Average has been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The S&P 500, S&P 500/BG and the Lipper Large-Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 The Fund’s Advisor has elected to change the benchmark from S&P 500 to S&P 500/BG because it is more reflective of the Fund’s current investment strategy.

MTB MULTI CAP GROWTH FUND

Management’s Discussion of Fund Performance

The Fund’s Institutional I Class Shares returned 1.64% for the fiscal year ending April 30, 2005, while the Class A Shares returned 1.52% and the Class B Shares returned 0.75%.* All three of the shares classes outperformed the 0.30% return from the Russell 3000 Growth Index,** the best-fit benchmark to the Fund’s overall capitalization structure.

The outperformance relative to the benchmark was attributable to the stock selection in many industries. Financials contributed to Fund performance through exposure to real estate companies such as St. Joe Company and Mills Corporation. Information Technology was also a significant contributor with the out performance from names like Spatialight Inc., Sapient and Silicon Image Inc.

The Fund was negatively impacted by the performance of Calypte Biomedical Corporation, a small capitalization*** company in the Health Care sector that has an inexpensive non-laboratory test for HIV. Performance was also impacted in the Industrial Sector by Electric City Corporation a manufacturer and marketer of energy saving technology and Gevity HR Inc. a provider of human resource solutions. Amerigon Inc a manufacturer of high-tech automotive products such as climate control seating and backup warning systems in the Consumer Discretionary sector also dampened the portfolio’s return.

The Consumer Staples, Materials, Telecommunications Services and Utilities sectors had a more neutral effect on the overall portfolio return.

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return for Class A Shares was (4.04)%, adjusted for the fund’s sales charge, and the total return for Class B Shares was (4.25)%, adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth Indexes. Indexes are unmanaged and investments cannot be made in an index.

*** Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

MTB MULTI CAP GROWTH FUND – CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Multi Cap Growth Fund (Class A Shares) (the “Fund”) from April 30, 1995 to April 30, 2005, compared to the Russell 2000 Growth Index (Russell 2000 Growth),2,3 Russell 3000 Growth Index (Russell 3000 Growth)2,3 and Lipper Multi Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20054

1 Year	(4.04)%

5 Years	(10.98)%

10 Years	8.27%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Growth, Russell 3000 Growth and Lipper Multi Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The Russell 2000 Growth, Russell 3000 Growth and Lipper Multi Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 The Fund’s Advisor has elected to change the benchmark index from Russell 2000 Growth to Russell 3000 Growth because it is more reflective of the Fund’s current investment strategy.

4 Total returns quoted reflect all applicable sales charges.

† The MTB Multi Cap Growth Fund is the successor to the ARK Capital Growth Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Capital Growth Portfolio.

MTB MULTI CAP GROWTH FUND – CLASS B SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Multi Cap Growth Fund (Class B Shares) (the “Fund”) from April 30, 1995 to April 30, 2005, compared to the Russell 2000 Growth Index (Russell 2000 Growth),2,3 Russell 3000 Growth Index (Russell 3000 Growth)2,3 and Lipper Multi Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20054

1 Year	(4.25)%

5 Years	(10.94)%

10 Years[5]	7.78%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over 7 years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Growth, Russell 3000 Growth and Lipper Multi Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The Russell 2000 Growth, Russell 3000 Growth and Lipper Multi Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 The Fund’s Advisor has elected to change the benchmark index from Russell 2000 Growth to Russell 3000 Growth because it is more reflective of the Fund’s current investment strategy.

4 Total returns quoted reflect all applicable contingent deferred sales charges.

5 The start of performance date was July 16, 1993. Class B shares of the Fund were offered beginning September 14, 1998. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Fund’s Class B Shares. The Fund’s Institutional Shares commenced operations on July 16, 1993. The Fund’s Class B Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

† The MTB Multi Cap Growth Fund is the successor to the ARK Capital Growth Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Capital Growth Portfolio.

MTB MULTI CAP GROWTH FUND – INSTITUTIONAL I SHARES†

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Multi Cap Growth Fund (Institutional I Shares) (the “Fund”) from April 30, 1995 to April 30, 2005, compared to the Russell 2000 Growth Index (Russell 2000 Growth),2,3 Russell 3000 Growth Index (Russell 3000 Growth)2,3 and Lipper Multi Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2005

1 Year	1.64%

5 Years	(9.84)%

10 Years	9.05%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Growth, Russell 3000 Growth and Lipper Multi Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The Russell 2000 Growth, Russell 3000 Growth and Lipper Multi Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 The Fund’s Advisor has elected to change the benchmark index from Russell 2000 Growth to Russell 3000 Growth because it is more reflective of the Fund’s current investment strategy.

† The MTB Multi Cap Growth Fund is the successor to the ARK Capital Growth Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Capital Growth Portfolio.

MTB MID CAP STOCK FUND

Management’s Discussion of Fund Performance

MTB Investment Advisors, Inc. (MTBIA) (growth portion)

MTBIA assumed management of the growth portion of the Mid-Cap Stock Fund on December 7, 2004. As the portfolio was aligned with the Mid-Cap Growth model, the Fund participated in a strong year-end rally, as investor fears were allayed post-election and market optimism was bolstered by positive economic data and evidence of corporate earnings growth. However, as the new year unfolded, profit taking in last year’s winners and mean reversion of the benchmark constituents, coupled with concerns about rising interest rates, higher energy prices and economic slowdown, created a downdraft in the Fund’s performance due to the procyclical exposure and concentrated weightings.

While all sectors contributed negatively, the main detractors from the Fund’s performance were Information Technology, Consumer Discretionary, Energy and Financials. Within Information Technology, our overweight in the Software sub-sector, namely, Verisign, Opsware and Symantec, contributed to the underperformance. Our exposure to the automotive sector in Consumer Discretionary through Harman International, XM Satellite and Lear offset the positive returns from Toll Brothers. Concerns about higher oil prices depressed shares of Royal Caribbean Cruises, while investors gravitated to gaming stocks, such as Boyd, where we were underweight relative to our benchmark. Furthermore, our underweight in Energy--precipitated largely by the index rebalancing in December--also had a negative impact. Finally, investor concerns about rising interest rates and margin compression dampened financial stocks in general, and particularly our growth-oriented, relatively high multiple holdings, Capital Source, UCBH Holdings, and W Holding Co.  The latter also became involved in an accounting debate with the regulators. Within Financials, however, St. Joe continued to appreciate as investors recognized the market potential for second homes in Florida.

The top three contributors to the Fund’s performance were Psychiatric Solutions (aggregator of psychiatric facilities), Toll Brothers (continued strength in housing) and St. Joe (baby boomer second homes in Florida). The top three detractors of the Fund’s performance were W Holding, Symantec (acquisition risk with Veritas) and Verisign (profit taking in last year’s winners).

LSV Asset Management (value portion)

LSV Asset Management (LSV) serves as sub-advisor for the value portion of the Fund. They began managing a portion of the Fund in December 2004. While they are a new manager on this Fund, they have managed the value portion of the MTB Small Cap Stock Fund for nearly four years. Their management discussion and analysis follows:

We began managing a portion of the Fund five months ago so we did not participate in the full year. For the short performance record since December 2004, the portfolio has outperformed the Russell Mid Cap Index* but lagged slightly the value component of the Index, which is the benchmark for our portion of the Fund. Over this period, the market has stayed in a fairly narrow trading range. Most sectors of the market have been down over this period with Energy stocks being the only bright spot. The portfolio benefited from its positions in the following energy stocks: Valero, Sunoco, Unocal (being acquired by Chevron) and Marathon. An underweighting in REIT stocks has not helped as REIT’s outperformed the market, particularly in April.

Our portion of the Fund is well diversified within the asset class of mid cap value stocks, holding more than 90 stocks, with controlled industry and sector exposures. LSV does not attempt to time the market and stays fully invested throughout the year in mid cap equities.

MTB Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired both VISION Growth and Income Fund and VISION Capital Appreciation Fund (Acquired Funds) in a reorganization. In order to comply with comments made by the staff of the SEC, Mid Cap Stock Fund had to become an “Accounting Survivor” of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds, and the fact that Mid Cap Stock Fund’s sub-advisor never managed, or provided any investment advice to, the Acquired Funds. Accordingly, the following financial and performance information presented for Mid Cap Stock Fund in reality reflects the historical operations of VISION Growth and Income Fund for all periods prior to October 15, 1999. This past performance does not necessarily predict future performance of Mid Cap Stock Fund and should be evaluated in light of the Fund’s organization and the differences noted above.

* The Russell Mid Cap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 35% of the total market capitalization of the Russell 1000 Index. This index is unmanaged and investments cannot be made in an index.

MTB MID CAP STOCK FUND – CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Mid Cap Stock Fund (Class A Shares) (the “Fund”) from April 30, 1995 to April 30, 2005, compared to the Standard & Poor’s Mid Cap 400 Index (S&P Mid Cap 400)2 and Lipper Mid Cap Core Funds Average.2

Average Annual Total Returns For The Period Ended April 30, 20053

1 Year	1.96%

5 Years	2.35%

10 Years	9.50%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P Mid Cap 400 and Lipper Mid Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P Mid Cap 400 and Lipper Mid Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged.

3 Total returns quoted reflect all applicable sales charges.

MTB MID CAP STOCK FUND – CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Mid Cap Stock Fund (Class B Shares) (the “Fund”) from March 16, 2000 (start of performance) to April 30, 2005, compared to the Standard & Poor’s Mid Cap 400 Index (S&P Mid Cap 400)2 and Lipper Mid Cap Core Funds Average.2

Average Annual Total Returns For The Period Ended April 30, 20053

1 Year	1.97%

5 Years	2.28%

Start of Performance (3/16/2000)	4.05%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the contingent deferred sales charge of 1.00% on any redemption less than 6 years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P Mid Cap 400 and Lipper Mid Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P Mid Cap 400 and Lipper Mid Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

MTB MID CAP STOCK FUND – INSTITUTIONAL I SHARES

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Mid Cap Stock Fund (Institutional I Shares) (the “Fund”) from August 18, 2003 (start of performance) to April 30, 2005, compared to the Standard & Poor’s Mid Cap 400 Index (S&P Mid Cap 400)2 and the Lipper Mid Cap Core Funds Average.2

Average Annual Total Returns For The Period Ended April 30, 2005

1 Year	7.86%

Start of Performance (8/13/2003)	13.10%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 The Fund performance assumes the reinvestment of all dividends and distributions. The S&P Mid Cap 400 and the Lipper Mid Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P Mid Cap 400 and the Lipper Mid Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged.

MTB MID CAP GROWTH FUND

Management’s Discussion of Fund Performance

The Fund’s Institutional I Class Shares returned 6.02% based on the net asset value (NAV) for the fiscal year ended April 30, 2005, while Class A Shares returned 5.83% based on NAV or (0.02)% adjusted for the fund’s 5.50% maximum sales charge and Class B Shares returned 5.01% based on NAV or 0.01% adjusted for the Fund’s 5.00% contingent deferred sales charge over the same period.* This compares with a 7.43% total return over the same period for the S&P Mid-Cap 400/Barra Growth Index,** a commonly referenced unmanaged index of mid-capitalization growth stocks. During this same period, the Lipper Mid-Cap Growth Funds Average returned 3.63%.***

The year was dominated by dramatic swings in investor sentiment and risk tolerance as the market sorted through interest rates and oil prices, growth expectations, and concerns surrounding international politics and US presidential elections. The dispersion of fund returns by quarter and by individual holding reflected this volatility. The Fund results reflect successful stock selection across many industries, such as Health Care and Consumer Discretionary, offset by poor performance in Information Technology and Consumer Staples. Health Care was a notable contributor to the Fund’s performance, with standout outperformance in Service Providers (overweight in Amerigroup, Cerner & Psychiatric Solutions) as well as Equipment & Supplies (underweight in Varian & Hillenbrand). In addition to Health Care, Consumer Discretionary, primarily our overweight in Toll Brothers, also contributed significantly to the Fund’s performance. The top three contributors to the Fund’s performance were Toll Brothers (continued strength in housing markets), Amerigroup (consolidation and cost containment in the provision of Medicaid services) and St. Joe (baby boomer second homes in Florida).

The largest negative contributions to Fund performance by sector emanated from Information Technology and Consumer Staples. Within Information Technology, our overweight in Software (Novell & Opsware), Computers & Peripherals (Electronics for Imaging) and Electronic Equipment (Vishay & CDW) offset our gains in Semiconductors, where the Fund was both underweight and well positioned with Cree and International Rectifier. Poor stock selection in Consumer Staples, specifically our overweight in Performance Food Group and Estee Lauder and our underweight in Whole Foods Market, detracted from performance. The top three detractors of the Fund’s performance were Cumulus Media (multiple compression in the radio industry), W Holding (regulatory risk) and Electronics for Imaging (air pocket in OEM product pipeline for high-end color printing/copying products).

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** The S&P Mid-Cap 400/Barra Growth Index is an unmanaged market capitalization-weighted index of mid cap stocks having the highest price-to-book ratios. Investments cannot be made in an index.

*** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

MTB MID CAP GROWTH FUND – CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Mid Cap Growth Fund (Class A Shares) (the “Fund”) from November 18, 1996 (start of performance) to April 30, 2005, compared to the Standard and Poor’s Mid Cap 400/Barra Growth Index (S&P Mid Cap 400/BG)2 and the Lipper Mid Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20053

1 Year	(0.02)%

5 Years	(0.87)%

Start of Performance (11/18/1996)	9.36%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P Mid Cap 400/BG and Lipper Mid Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P Mid Cap 400/BG and Lipper Mid Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged.

3 Total returns quoted reflect all applicable sales charges.

† The MTB Mid Cap Growth is the successor to the ARK Mid Cap Equity Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Mid Cap Equity Portfolio.

MTB MID CAP GROWTH FUND – CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Mid Cap Growth Fund (Class B Shares) (the “Fund”) from August 25, 2003 (start of performance) to April 30, 2005, compared to the Standard and Poor’s Mid Cap 400/Barra Growth Index (S&P Mid Cap 400/BG)2 and the Lipper Mid Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20053

1 Year	0.01%

Start of Performance (8/25/2003)	9.24%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the contingent deferred sales charge of 4.00% on any redemption less than 2 years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P Mid Cap 400/BG and Lipper Mid Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P Mid Cap 400/BG and Lipper Mid Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

MTB MID CAP GROWTH FUND – INSTITUTIONAL I SHARES†

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Mid Cap Growth Fund (Institutional I Shares) (the “Fund”) from November 18, 1996 (start of performance) to April 30, 2005, compared to the Standard and Poor’s Mid Cap 400/Barra Growth Index (S&P Mid Cap 400/BG)2 and the Lipper Mid Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2005

1 Year	6.02%

5 Years	0.40%

Start of Performance (11/18/1996)	10.41%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P Mid Cap 400/BG and Lipper Mid Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P Mid Cap 400/BG and Lipper Mid Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged.

† The MTB Mid Cap Growth is the successor to the ARK Mid Cap Equity Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Mid Cap Equity Portfolio.

MTB SMALL CAP STOCK FUND

Management’s Discussion of Fund Performance

LSV Asset Management (value portion)

LSV Asset Management (LSV) serves as sub-advisor for the value portion of the Fund. They have managed a portion of the Fund since July 2001. Their management discussion and analysis follows:

LSV’s portion of the Fund’s assets performed well on an absolute and relative basis during the year ended April 30, 2005 and the portfolio exceeded its benchmark Russell 2000 Value Index.* For the year, small cap** value stocks outperformed small cap growth stocks so LSV’s investment style was in favor. Stock selection and our value style bias helped the portfolio exceed the benchmarks over the past 12 months. Our portion of the Fund is well diversified within the asset class of small cap value stocks, holding more than 120 stocks, with controlled industry and sector exposures. LSV does not attempt to time the market and stayed fully invested throughout the year in small cap equities.

Energy stocks were the top-performing sector of the market last year and the portfolio benefited from positions in Tesoro Petroleum and Holly Corp. Classic value stock sectors--Materials, Industrials and Utilities--also performed well for the year while growth stock sectors--Technology and Telecom--lagged the market. While LSV did not gain much from sector allocation relative to a value benchmark, the environment certainly favored our investment style. The portfolio also benefited from its position in home builder stocks like Ryland Group and MDC Holdings while an underweight to the hot performing REIT market detracted from the portfolios results.

Mazama Capital Management, Inc. (growth portion)

The portion of the MTB Small Cap Stock Fund managed by Mazama Capital Management underperformed its benchmark, Russell 2000 Growth Index.***

The Materials & Processing, Consumer Discretionary and Financial Service sectors contributed the most to performance over the one year period ended April 30, 2005. Sectors detracting the most from performance for the period were Technology, Health Care and Producer Durables.

We believe that strong fundamental performance by our technology holdings, including technology-related producer durables manufacturers, has not been fairly valued in the stock market over the last 12 months. We continue to emphasize high-quality technology companies. The outlook on Wall Street remains overly conservative for much of the technology sector, despite strong fundamentals and significant upside events from many of our holdings and from large bellwethers such as IBM, Dell, Intel, Motorola, and Hewlett Packard.

Growth investors have been fighting a headwind for over five years, during which value stocks outperformed growth by the widest margin in more than a quarter of a century. The irrational exuberance of the late 1990s succumbed to pessimism and fear as major geopolitical events, news of corporate misdeeds, a recession, and other concerns left investors reluctant to embrace growth. In short, this has not been a market that rewards true growth-oriented investors.

* The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. This index is unmanaged and investments cannot be made in an index.

** Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

*** The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. This index is unmanaged and investments cannot be made in an index.

MTB SMALL CAP STOCK FUND – CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Small Cap Stock Fund, Class A Shares (the “Fund”) from June 30, 1995 (start of performance) to April 30, 2005, compared to the Russell 2000 Index (“Russell 2000”)2 and Lipper Small Cap Core Funds Average.2

Average Annual Total Returns For The Period Ended April 30, 20053

1 Year	(6.10)%

5 Years	4.96%

10 Years	10.29%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). Effective January 8, 2001, the maximum sales charge increased to 5.50%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 and Lipper Small Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The Russell 2000 and Lipper Small Cap Core Funds Average is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged.

3 Total returns quoted reflect all applicable sales charges.

† The MTB Small Cap Stock Fund is the successor to the Governor Aggressive Growth Fund pursuant to the reorganization that took place on January 8, 2001. The information presented above, for the periods prior to January 8, 2001, is historical information for the Governor Aggressive Growth Fund. The quoted performance of MTB Small Cap Stock Fund includes performance of certain predecessor collective trust fund (“commingled”) accounts for periods dating back to 7/1/94 and prior to the Governor Aggressive Growth Fund’s commencement of operations on 2/3/97, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts’ performance may have been adversely affected.

MTB SMALL CAP STOCK FUND – CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Small Cap Stock Fund, Class B Shares (the “Fund”) from January 10, 2001 (start of performance) to April 30, 2005, compared to the Russell 2000 Index (“Russell 2000”)2 and Lipper Small Cap Core Funds Average.2

Average Annual Total Returns For The Periods Ended April 30, 20053

1 Year	(5.56)%

Start of Performance (1/10/2001)	6.77%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the contingent deferred sales charge of 2.00% on any redemption less than 5 years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 and Lipper Small Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The Russell 2000 and Lipper Small Cap Core Funds Average is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

MTB SMALL CAP STOCK FUND – INSTITUTIONAL I SHARES

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Small Cap Stock Fund, Class Institutional I Shares (the “Fund”) from August 18, 2003 (start of performance) to April 30, 2005, compared to the Russell 2000 Index (“Russell 2000”)2 and Lipper Small Cap Core Funds Average.2

Average Annual Total Returns For The Periods Ended April 30, 2005

1 Year	(0.53)%

Start of Performance (8/18/2003)	11.16%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 and Lipper Small Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The Russell 2000 and Lipper Small Cap Core Funds Average is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged.

MTB SMALL CAP GROWTH FUND

Management’s Discussion of Fund Performance

The Fund’s fiscal year ended April 30, 2005 was characterized by substantial volatility and large swings between peak and trough levels. The Abu Ghraib scandal and fear of terrorist attacks at both the Republican and Democratic conventions this past summer added to the market’s uncertainty. Additionally, the concern of rising interest rates and high oil prices was a cloud over the market for the majority of the year. The benchmark Russell 2000 Growth Index* sold off dramatically in July and August of 2004 and the Fund’s overweight in the Technology sector during this time frame was a key reason for the relative underperformance for this period. January 2005 was also a difficult period in which the Fund lagged the benchmark substantially in what was a very tough market environment.

The Technology and Industrial sectors were the largest negative contributors to the Fund’s performance throughout the year. Within the Technology sector, the Communication Equipment industry was the biggest detractor with particular weakness in Verso Technologies, YDI Wireless and Westell Technologies. Nearly all the underperformance in the Technology sector is attributable to these three stocks. Within the Industrial sector, the Commercial Services industry was the biggest detractor with Danka Business Systems being the largest individual underperformer. Other detractors to performance in the Industrial sector were Gevity HR and Applied Signal Technology.

The Fund’s overweight position in the Energy sector coupled with good individual stock selections such as Spatialight, Psychiatric Solutions, OMI Corp, Sapient, and Stolt Offshore resulted in positive performance. However, these were not enough to offset the negative contributors mentioned above.

* The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. This index is unmanaged and investments cannot be made in an index.

MTB SMALL CAP GROWTH FUND – CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Small Cap Growth Fund (Class A Shares) (the “Fund”) from July 13, 1995 (start of performance) to April 30, 2005, compared to the Russell 2000 Growth Index (Russell 2000 Growth),2,3 the Russell 2000 Index (Russell 2000)2,3 and the Lipper Small Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20054

1 Year	(12.80)%

5 Years	(4.15)%

Start of Performance (7/13/1995)[5]	13.10%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Growth, Russell 2000 and Lipper Small Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The Russell 2000 Growth, Russell 2000 and Lipper Small Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 The Fund’s Advisor has elected to change the benchmark index from Russell 2000 to Russell 2000 Growth because it is more reflective of the Fund’s current investment strategy.

4 Total returns quoted reflect all applicable sales charges.

5 The start of performance date was July 13, 1995. Class A Shares of the Fund were offered beginning May 16, 1996. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund’s Class A Shares. The Fund’s Institutional I Shares commenced operations on July 13, 1995. The Fund’s Class A Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

† The MTB Small Cap Growth Fund is the successor to the ARK Small Cap Equity Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 23, 2003, is historical information for the ARK Small Cap Equity Portfolio.

MTB SMALL CAP GROWTH FUND – CLASS B SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Small Cap Growth Fund (Class B Shares) (the “Fund”) from July 13, 1995 (start of performance) to April 30, 2005, compared to the Russell 2000 Growth Index (Russell 2000 Growth),2,3 the Russell 2000 Index (Russell 2000)2,3 and the Lipper Small Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20054

1 Year	(12.46)%

5 Years	(4.36)%

Start of Performance (7/13/1995)[5]	12.86%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over 7 years from purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Growth, Russell 2000 and Lipper Small Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The Russell 2000 Growth, Russell 2000 and Lipper Small Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 The Fund’s Advisor has elected to change the benchmark index from Russell 2000 to Russell 2000 Growth because it is more reflective of the Fund’s current investment strategy.

4 Total returns quoted reflect all applicable contingent deferred sales charges.

5 The start of performance date was July 13, 1995. Class B Shares of the Fund were offered beginning February 20, 2001. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Fund’s Class B Shares. The Fund’s Class B Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

† The MTB Small Cap Growth Fund is the successor to the ARK Small Cap Equity Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 23, 2003, is historical information for the ARK Small Cap Equity Portfolio.

MTB SMALL CAP GROWTH FUND – CLASS C SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Small Cap Growth Fund (Class C Shares) (the “Fund”) from July 13, 1995 (start of performance) to April 30, 2005, compared to the Russell 2000 Growth Index (Russell 2000 Growth),2,3 the Russell 2000 Index (Russell 2000)2,3 and the Lipper Small Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20054

1 Year	(8.89)%

5 Years	(3.87)%

Start of Performance (7/13/1995)[5]	12.67%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over one year from purchase date. The maximum contingent deferred sales charge is 1.00% on any redemption less than one year from purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Growth, Russell 2000 and Lipper Small Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The Russell 2000 Growth, Russell 2000 and Lipper Small Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 The Fund’s Advisor has elected to change the benchmark index from Russell 2000 to Russell 2000 Growth because it is more reflective of the Fund’s current investment strategy.

4 Total returns quoted reflect all applicable sales charges.

5 The start of performance date was July 13, 1995. Class C Shares of the Fund were offered beginning October 1, 2002. Performance results shown before that date are the Fund’s Institutional I Shares and have been adjusted for the maximum CDSC and total operating expenses applicable to the Fund’s Class C Shares. The Fund’s Class C Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

† The MTB Small Cap Growth Fund is the successor to the ARK Small Cap Equity Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 23, 2003, is historical information for the ARK Small Cap Equity Portfolio.

MTB SMALL CAP GROWTH FUND – INSTITUTIONAL I SHARES†

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Small Cap Growth Fund (Institutional I Shares) (the “Fund”) from July 13, 1995 (start of performance) to April 30, 2005, compared to the Russell 2000 Growth Index (Russell 2000 Growth),2,3 the Russell 2000 Index (Russell 2000)2,3 and the Lipper Small Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2005

1 Year	(7.56)%

5 Years	(2.94)%

Start of Performance (7/13/1995)	13.97%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Growth, Russell 2000 and Lipper Small Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The Russell 2000 Growth, Russell 2000 and Lipper Small Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged.

3 The Fund’s Advisor has elected to change the benchmark index from Russell 2000 to Russell 2000 Growth because it is more reflective of the Fund’s current investment strategy.

† The MTB Small Cap Growth Fund is the successor to the ARK Small Cap Equity Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 23, 2003, is historical information for the ARK Small Cap Equity Portfolio.

MTB INTERNATIONAL EQUITY FUND

Management’s Discussion of Fund Performance

For the fiscal year ended April 30, 2005, the Fund’s Class A Shares returned 12.42%; the Fund’s Class B Shares returned 11.68%; and the Fund’s Institutional I Shares returned 12.57%, based on net asset value,* underperforming the 14.97% return of its benchmark, the MSCI Europe, Australasia and Far East Free (net US) Index.**

While the Fund posted strong absolute performance, it trailed its benchmark during the fiscal year. This relative performance was primarily due to stock selection in the Materials and Telecom Services sector. Overall, the Fund’s portfolio was skewed toward high-quality companies with stable cash flows. These companies did not participate in some of the more risk-oriented rallies, but we believe they will outperform as the market refocuses on fundamentals.

Global equity markets*** generated most of the year’s returns during late 2004, buoyed by investors’ hopes for a continued strong economic recovery. However, rising interest rates, higher oil prices and continued geopolitical tensions caused investors to pull back a few months into 2005.

Our stock selection process rests on the premise that stocks often sell for more or less than their intrinsic values. Our global network of equity analysts employs fundamental research, uncovering price discrepancies that offer opportunity for investment. We continued to focus on those companies that are generating free cash and investing it wisely.

Our research led us to a variety of industries, including Financials, Telecom Services, and Consumer Staples. Stock selection in Consumer Staples-related areas was good, specifically due to strong relative performance from Tesco and Gallaher. Bank of Ireland and QBE Insurance also performed well within the Financials sector. Stock selection hurt relative performance in the Materials sector as we were underweight Metals and Mining stocks.

The Fund was also helped by its underweight in Technology Hardware and Equipment, as the industry struggled with higher inventories and lower demand. The Fund’s underweight in the strong performing Utilities sector was a negative, but good stock selection within the sector mitigated its impact on the portfolio.

The portfolio’s geographic weighting reflected our bottom-up stock views. The Fund’s largest overweight position was in the UK, where we were attracted to the country’s Financial Services industry--notable positions included Royal Bank of Scotland and Barclays--and the Food, Beverages and Tobacco sector. Examples of holdings in this sector included Cadbury Schweppes, Gallaher and Diageo. The portfolio remains underweight in Germany and Japan, which helped relative performance over the past year.

Currency positions were scaled back during the year as the euro outperformed versus the pound sterling, and the Australian dollar appreciated versus the yen. By the end of the reporting period, our currency position was near neutral, with only a minor contribution to the portfolio’s risk profile.

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** The MSCI Europe, Australasia and Far East Free (net US) Index is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency. Investments cannot be made in an index.

*** International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.

MTB INTERNATIONAL EQUITY FUND – CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB International Equity Fund (Class A Shares) (the “Fund”) from February 9, 1999 (start of performance) to April 30, 2005, compared to the Morgan Stanley Capital International – Europe, Australia and Far East Index (MCSI-EAFE) and the Lipper International Large Cap Core Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20053

1 Year	6.22%

5 Years	0.68%

Start of Performance (2/9/1999)	2.76%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). Effective January 8, 2001, the maximum sales charge increased to 5.50%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE and Lipper International Large Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The MCSI-EAFE and Lipper International Large Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged.

3 Total returns quoted reflect all applicable sales charges.

† The MTB International Equity Fund is the successor to the Governor International Equity Fund pursuant to the reorganization that took place on January 8, 2001. The information presented above, for the periods prior to January 8, 2001, is historical information for the Governor International Equity Fund.

MTB INTERNATIONAL EQUITY FUND – CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB International Equity Fund (Class B Shares) (the “Fund”) from January 10, 2001 (start of performance) to April 30, 2005, compared to the Morgan Stanley Capital International – Europe, Australia and Far East Index (MCSI-EAFE) and the Lipper International Large Cap Core Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20053

1 Year	6.88%

Start of Performance (1/10/2001)	1.33%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 The ending value of the Fund reflects the contingent deferred sales charge of 2.00% on any redemption less than 5 years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. MSCI-EAFE and Lipper International Large Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The MCSI-EAFE and Lipper International Large Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

MTB INTERNATIONAL EQUITY FUND – INSTITUTIONAL I SHARES

The graph below illustrates the hypothetical investment of $100,0001 in the MTB International Equity Fund (Institutional I Shares) (the “Fund”) from August 18, 2003 (start of performance) to April 30, 2005, compared to the Morgan Stanley Capital International – Europe, Australia and Far East Index (MCSI-EAFE) and the Lipper International Large Cap Core Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2005

1 Year	12.57%

Start of Performance (8/18/2003)	18.41%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE and the Lipper International Large Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The MCSI-EAFE and Lipper International Large Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged.

BOARD APPROVAL OF ADVISORY CONTRACTS

On December 7, 2004, the Board of Trustees of the Trust (Board) unanimously approved the recommendation of the Trust’s investment manager, MTB Investment Advisors, Inc. (MTBIA), 100 East Pratt Street, 17th floor, Baltimore, MD 21202, to hire DePrince, Race & Zollo, Inc. (DRZ) as a sub-advisor for Equity Income Fund; to hire NWQ Investment Management Company LLC (NWQ) as a sub-advisor for Large Cap Value Fund; and to hire LSV Asset Management (LSV) as a sub-advisor for the value component of Mid Cap Stock Fund, replacing Independence Investment LLC (Independence). MTBIA will directly manage the growth component of Mid Cap Stock Fund. (DRZ, NWQ and LSV are collectively referred to as New Sub-Advisors.)

MTBIA and its predecessors or affiliates have been the investment advisor to the Funds since their inception. MTBIA continues to serve as such under two separate Investment Advisory Contracts (collectively, the “Advisory Contract”) that were last approved by Consents of Sole Shareholder dated September 24, 1997 (Large Cap Value Fund), October 4, 1999 (Mid Cap Stock Fund), and August 18, 2003 (Equity Income Fund). Under the Advisory Contract, MTBIA has the overall responsibility, subject to the oversight of the Board, for providing investment advisory services to the Trust. Also under the Advisory Contract, MTBIA is permitted to hire sub-advisors to assist it in investing the Trust’s assets. MTBIA monitors and evaluates the performance of any sub-advisors and makes recommendations to the Board regarding their hiring, termination and replacement.

Independence previously served as sub-advisor to Mid Cap Stock Fund pursuant to a contract approved by Consent of Sole Shareholder of Mid Cap Stock Fund on October 4, 1999. Each Fund other than Mid Cap Stock Fund had been managed directly by MTBIA since its inception.

On December 7, 2004, MTBIA and the Trust entered into new sub-advisory agreements (New Sub-Advisory Agreements) with each New Sub-Advisor. The New Sub-Advisors began serving as the sub-advisors to the respective Funds on that date. The subadvisory fees for each New Sub-Advisor are being paid by MTBIA out of the investment advisory fee it receives from the Funds.

Reasons and Process for Appointing New Sub-Advisors

The recommendation to enter into the new sub-advisory relationships was made by MTBIA in the ordinary course of its ongoing evaluation of fund performance and investment strategy, and after extensive research of numerous candidate firms and qualitative and quantitative analysis of each candidate’s organizational structure, investment process, style and long-term performance record.

In evaluating each New Sub-Advisor, the Trustees received written and oral information from MTBIA and each New Sub-Advisor about the portfolio managers or management team, their investment philosophies, strategies and processes, and other factors. In approving each New Sub-Advisor as sub-advisor to a Fund, the Trustees met at a special meeting on November 12, 2004 and at a regular meeting on December 6-7, 2004, and carefully evaluated: (1) the search process that led to MTBIA’s recommendation; (2) the nature, extent and quality of the services expected to be rendered to the Fund; (3) the distinct investment objective and policies of the Fund; (4) the history, organizational structure, financial condition and reputation of each New Sub-Advisor, and the qualification and background of each New Sub-Advisor’s personnel; (5) the practices and policies of each New Sub-Advisor with respect to selecting brokers and executing trades; (6) certification by the New Sub-Advisors of the existence and adequacy of an advisor compliance program under the Investment Advisers Act of 1940; (7) any regulatory, compliance or litigation matters; (8) business continuity and document management programs; (9) the investment performance records of each New Sub-Advisor; (10) the reasonableness of the fees to be paid to and the profits to be realized by each New Sub-Advisor (including any benefits to be received by each New Sub-Advisor or its affiliates in connection with soft dollar arrangements); (11) whether the fees to be paid to the New Sub-Advisors were competitive with the fees they charge other clients that are similarly managed; (12) how competitive forces in the market impacted the ability to secure the services of sub-advisors and negotiate fees; (13) the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale; (14) the reasonableness of the fees that would be retained by MTBIA, before and after any voluntary waivers, and that there would be no changes to the advisory fees charged to the Funds; and (15) other factors deemed relevant. The Board relied upon MTBIA’s report to the Board that the nature of the services to be provided by, and the fees to be paid to, the New Sub-Advisors are no less favorable to the Funds than are available from other prospective sub-advisors, noting in that regard that all fees to New Sub-Advisors will be paid by MTBIA, and not by the Funds.

The Board’s decision to approve each New Sub-Advisory Agreement reflects the exercise of its business judgment on whether the proposed new sub-advisory arrangements would be in the best interest of each Fund. During the course of its review of these agreements, the Board considered and relied upon many factors, among the most material of which are those set forth above.

In particular, the Board relied upon the fact that MTBIA remains the party primarily responsible for the performance of the Funds, through its selection and retention (subject to approval of the Board) and continued supervision of each New Sub-Advisor, and that MTBIA recommended to the Board the engagement of each New Sub-Advisor after extensive research of numerous candidate firms. The Board also relied upon the fact that MTBIA negotiated fee arrangements with the New Sub-Advisors on an arms-length basis and the new sub-advisory arrangements will not result in any increase in the total advisory fees and total expenses payable by the Funds.

Finally, the Board based its decision on the favorable results of an independent review and consideration of extensive background material provided to it by each New Sub-Advisor regarding the New Sub-Advisor’s organizational structure, compliance program, investment process, style and long-term performance record. No one factor was determined to be determinative and the Board made no separate findings or conclusions with respect to the factors considered. Instead, all of the foregoing factors were considered together in reaching the conclusion to approve each new Sub-Advisory Agreement.

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period[1]
SHORT DURATION GOVERNMENT BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,004.80	$ 4.03
Class B Shares	$ 1,000	$ 1,001.60	$ 7.20
Institutional I Shares	$ 1,000	$ 1,005.50	$ 3.33
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.78	$ 4.06
Class B Shares	$ 1,000	$ 1,017.60	$ 7.25
Institutional I Shares	$ 1,000	$ 1,021.47	$ 3.36
SHORT-TERM CORPORATE BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,002.40	$ 4.72
Class B Shares	$ 1,000	$ 998.40	$ 8.67
Institutional I Shares	$ 1,000	$ 1,003.40	$ 3.73
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.08	$ 4.76
Class B Shares	$ 1,000	$ 1,016.12	$ 8.75
Institutional I Shares	$ 1,000	$ 1,021.08	$ 3.76
U.S. GOVERNMENT BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,006.40	$ 5.72
Class B Shares	$ 1,000	$ 1,002.00	$ 10.13
Institutional I Shares	$ 1,000	$ 1,007.00	$ 5.18
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.09	$ 5.76
Class B Shares	$ 1,000	$ 1,014.68	$ 10.19
Institutional I Shares	$ 1,000	$ 1,019.64	$ 5.21
NEW YORK MUNICIPAL BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,013.30	$ 4.24
Class B Shares	$ 1,000	$ 1,009.30	$ 8.22
Institutional I Shares	$ 1,000	$ 1,014.20	$ 3.35
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.58	$ 4.26
Class B Shares	$ 1,000	$ 1,016.61	$ 8.25
Institutional I Shares	$ 1,000	$ 1,021.47	$ 3.36
PENNSYLVANIA MUNICIPAL BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,003.50	$ 5.51
Class B Shares	$ 1,000	$ 1,000.86	$ 7.99
Institutional I Shares	$ 1,000	$ 1,004.00	$ 4.97
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.29	$ 5.56
Class B Shares	$ 1,000	$ 1,016.81	$ 8.05
Institutional I Shares	$ 1,000	$ 1,019.84	$ 5.01
MARYLAND MUNICIPAL BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,012.20	$ 4.64
Class B Shares	$ 1,000	$ 1,008.20	$ 8.51
Institutional I Shares	$ 1,000	$ 1,013.20	$ 3.59
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.18	$ 4.66
Class B Shares	$ 1,000	$ 1,016.31	$ 8.55
Institutional I Shares	$ 1,000	$ 1,021.22	$ 3.61
INTERMEDIATE-TERM BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,005.60	$ 3.78
Class B Shares	$ 1,000	$ 1,001.20	$ 8.29
Institutional I Shares	$ 1,000	$ 1,005.90	$ 3.63
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.03	$ 3.81
Class B Shares	$ 1,000	$ 1,016.51	$ 8.35
Institutional I Shares	$ 1,000	$ 1,021.17	$ 3.66
INCOME FUND
Actual
Class A Shares	$ 1,000	$ 1,004.50	$ 5.12
Class B Shares	$ 1,000	$ 1,001.10	$ 8.58
Institutional I Shares	$ 1,000	$ 1,005.70	$ 4.03
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.69	$ 5.16
Class B Shares	$ 1,000	$ 1,016.22	$ 8.65
Institutional I Shares	$ 1,000	$ 1,020.78	$ 4.06
MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH
Actual
Class A Shares	$ 1,000	$ 1,007.80	$ 4.98
Class B Shares	$ 1,000	$ 1,004.00	$ 7.75
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.84	$ 5.01
Class B Shares	$ 1,000	$ 1,017.06	$ 7.80
MANAGED ALLOCATION FUND – MODERATE GROWTH
Actual
Class A Shares	$ 1,000	$ 1,015.30	$ 5.00
Class B Shares	$ 1,000	$ 1,011.80	$ 8.73
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.84	$ 5.01
Class B Shares	$ 1,000	$ 1,016.12	$ 8.75
MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH
Actual
Class A Shares	$ 1,000	$ 1,024.40	$ 5.12
Class B Shares	$ 1,000	$ 1,020.20	$ 7.96
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.74	$ 5.11
Class B Shares	$ 1,000	$ 1,016.91	$ 7.95
BALANCED FUND
Actual
Class A Shares	$ 1,000	$ 1,014.20	$ 5.49
Class B Shares	$ 1,000	$ 1,009.70	$ 8.97
Institutional I Shares	$ 1,000	$ 1,014.10	$ 4.69
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.34	$ 5.51
Class B Shares	$ 1,000	$ 1,015.87	$ 9.00
Institutional I Shares	$ 1,000	$ 1,020.13	$ 4.71
SOCIAL BALANCED FUND
Actual
Institutional I Shares	$ 1,000	$ 999.00	$ 6.20
Hypothetical (assuming a 5% return before expenses)
Institutional I Shares	$ 1,000	$ 1,018.60	$ 6.26
EQUITY INCOME FUND
Actual
Class A Shares	$ 1,000	$ 1,032.90	$ 6.20
Class B Shares	$ 1,000	$ 1,029.40	$ 9.76
Institutional I Shares	$ 1,000	$ 1,034.00	$ 4.99
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.70	$ 6.16
Class B Shares	$ 1,000	$ 1,015.17	$ 9.69
Institutional I Shares	$ 1,000	$ 1,019.89	$ 4.96
LARGE CAP VALUE FUND
Actual
Class A Shares	$ 1,000	$ 1,025.20	$ 5.62
Class B Shares	$ 1,000	$ 1,020.80	$ 9.62
Institutional I Shares	$ 1,000	$ 1,025.10	$ 5.17
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.24	$ 5.61
Class B Shares	$ 1,000	$ 1,015.27	$ 9.59
Institutional I Shares	$ 1,000	$ 1,019.69	$ 5.16
EQUITY INDEX FUND
Actual
Class A Shares	$ 1,000	$ 1,029.70	$ 2.82
Class B Shares	$ 1,000	$ 1,025.40	$ 6.43
Institutional I Shares	$ 1,000	$ 1030.30	$ 1.41
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,022.02	$ 2.81
Class B Shares	$ 1,000	$ 1,018.45	$ 6.41
Institutional I Shares	$ 1,000	$ 1,023.41	$ 1.40
LARGE CAP STOCK FUND
Actual
Class A Shares	$ 1,000	$ 1,047.80	$ 6.40
Class B Shares	$ 1,000	$ 1,042.90	$ 10.13
Institutional I Shares	$ 1,000	$ 1,047.80	$ 5.59
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.55	$ 6.31
Class B Shares	$ 1,000	$ 1,014.88	$ 9.99
Institutional I Shares	$ 1,000	$ 1,019.34	$ 5.51
LARGE CAP GROWTH FUND
Actual
Class A Shares	$ 1,000	$ 1,016.30	$ 6.35
Class B Shares	$ 1,000	$ 1,012.70	$ 10.33
Institutional I Shares	$ 1,000	$ 1,017.30	$ 5.70
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.50	$ 6.36
Class B Shares	$ 1,000	$ 1,014.53	$ 10.34
Institutional I Shares	$ 1,000	$ 1,019.14	$ 5.71
MULTI CAP GROWTH FUND
Actual
Class A Shares	$ 1,000	$ 1,012.30	$ 5.94
Class B Shares	$ 1,000	$ 1,008.30	$ 9.41
Institutional I Shares	$ 1,000	$ 1,012.80	$ 5.14
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.89	$ 5.96
Class B Shares	$ 1,000	$ 1,015.42	$ 9.44
Institutional I Shares	$ 1,000	$ 1,019.69	$ 5.16
MID CAP STOCK FUND
Actual
Class A Shares	$ 1,000	$ 1,037.90	$ 5.51
Class B Shares	$ 1,000	$ 1,033.30	$ 9.33
Institutional I Shares	$ 1,000	$ 1,037.90	$ 5.31
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.39	$ 5.46
Class B Shares	$ 1,000	$ 1,015.62	$ 9.25
Institutional I Shares	$ 1,000	$ 1,019.59	$ 5.26
MID CAP GROWTH FUND
Actual
Class A Shares	$ 1,000	$ 1,028.60	$ 6.49
Class B Shares	$ 1,000	$ 1,024.30	$ 10.34
Institutional I Shares	$ 1,000	$ 1,029.10	$ 5.69
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.40	$ 6.46
Class B Shares	$ 1,000	$ 1,014.58	$ 10.29
Institutional I Shares	$ 1,000	$ 1,019.19	$ 5.66
SMALL CAP STOCK FUND
Actual
Class A Shares	$ 1,000	$ 1,000.00	$ 6.30
Class B Shares	$ 1,000	$ 996.30	$ 10.64
Institutional I Shares	$ 1,000	$ 1,001,20	$ 6.20
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.50	$ 6.36
Class B Shares	$ 1,000	$ 1,014.13	$ 10.74
Institutional I Shares	$ 1,000	$ 1,018.60	$ 6.26
SMALL CAP GROWTH FUND
Actual
Class A Shares	$ 1,000	$ 967.50	$ 6.24
Class B Shares	$ 1,000	$ 963.80	$ 9.74
Class C Shares	$ 1,000	$ 967.30	$ 7.46
Institutional I Shares	$ 1,000	$ 968.00	$ 5.71
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.45	$ 6.41
Class B Shares	$ 1,000	$ 1,014.88	$ 9.99
Class C Shares	$ 1,000	$ 1,017.21	$ 7.65
Institutional I Shares	$ 1,000	$ 1,018.99	$ 5.86
INTERNATIONAL EQUITY FUND
Actual
Class A Shares	$ 1,000	$ 1,056.00	$ 7.80
Class B Shares	$ 1,000	$ 1,053.20	$ 11.56
Institutional I Shares	$ 1,000	$ 1,058.10	$ 7.50
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,017.21	$ 7.65
Class B Shares	$ 1,000	$ 1,013.54	$ 11.33
Institutional I Shares	$ 1,000	$ 1,017.50	$ 7.35

(1) Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

SHORT DURATION GOVERNMENT BOND FUND
Class A Shares	0.81%
Class B Shares	1.45%
Institutional I Shares	0.67%
SHORT-TERM CORPORATE BOND FUND
Class A Shares	0.95%
Class B Shares	1.75%
Institutional I Shares	0.75%
U.S. GOVERNMENT BOND FUND
Class A Shares	1.15%
Class B Shares	2.04%
Institutional I Shares	1.04%
NEW YORK MUNICIPAL BOND FUND
Class A Shares	0.85%
Class B Shares	1.65%
Institutional I Shares	0.67%
PENNSYLVANIA MUNICIPAL BOND FUND
Class A Shares	1.11%
Class B Shares	1.61%
Institutional I Shares	1.00%
MARYLAND MUNICIPAL BOND FUND
Class A Shares	0.93%
Class B Shares	1.71%
Institutional I Shares	0.72%
INTERMEDIATE-TERM BOND FUND
Class A Shares	0.76%
Class B Shares	1.67%
Institutional I Shares	0.73%
INCOME FUND
Class A Shares	1.03%
Class B Shares	1.73%
Institutional I Shares	0.81%
MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH
Class A Shares	1.00%
Class B Shares	1.56%
MANAGED ALLOCATION FUND – MODERATE GROWTH
Class A Shares	1.00%
Class B Shares	1.75%
MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH
Class A Shares	1.02%
Class B Shares	1.59%
BALANCED FUND
Class A Shares	1.10%
Class B Shares	1.80%
Institutional I Shares	0.94%
SOCIAL BALANCED FUND
Institutional I Shares	1.25%
EQUITY INCOME FUND
Class A Shares	1.23%
Class B Shares	1.94%
Institutional I Shares	0.99%
LARGE CAP VALUE FUND
Class A Shares	1.12%
Class B Shares	1.92%
Institutional I Shares	1.03%
EQUITY INDEX FUND
Class A Shares	0.56%
Class B Shares	1.28%
Institutional I Shares	0.28%
LARGE CAP STOCK FUND
Class A Shares	1.26%
Class B Shares	2.00%
Institutional I Shares	1.10%
LARGE CAP GROWTH FUND
Class A Shares	1.27%
Class B Shares	2.07%
Institutional I Shares	1.14%
MULTI CAP GROWTH FUND
Class A Shares	1.19%
Class B Shares	1.89%
Institutional I Shares	1.03%
MID CAP STOCK FUND
Class A Shares	1.09%
Class B Shares	1.85%
Institutional I Shares	1.05%
MID CAP GROWTH FUND
Class A Shares	1.29%
Class B Shares	2.06%
Institutional I Shares	1.13%
SMALL CAP STOCK FUND
Class A Shares	1.27%
Class B Shares	2.15%
Institutional I Shares	1.25%
SMALL CAP GROWTH FUND
Class A Shares	1.28%
Class B Shares	2.00%
Class C Shares	1.53%
Institutional I Shares	1.17%
INTERNATIONAL EQUITY FUND
Class A Shares	1.53%
Class B Shares	2.27%
Institutional I Shares	1.47%

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Short Duration Government Bond Fund

At April 30, 2005, the fund’s portfolio composition was as follows:

Percentage of Total Investments[1]

Collateralized Mortgage Obligations	38.5%

Government Agencies	27.5%

U.S. Treasury	18.7%

Mortgage Backed Securities	4.9%

Securities Lending Proceeds	10.2%

Cash Equivalents[2]	0.2%

TOTAL	100%

At April 30, 2005, the fund’s credit quality ratings composition3 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments[1]		Moody’s Long-Term Ratings As Percentage of Total Investments[1]

AAA[4]	81.7%	Aaa[4]	81.7%

AA	7.9%	Aa	7.9%

Securities Lending Proceeds	10.2%	Securities Lending Proceeds	10.2%

Cash Equivalents[2]	0.2%	Cash Equivalents[2]	0.2%

TOTAL	100%	TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(2) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) These tables depict the long-term credit quality ratings assigned to the fund’s portfolio holdings by Standard & Poor’s and Moody’s Investors Service, each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by….” category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the “Not rated by …” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit ratings in the fund’s Statement of Additional Information. Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

(4) Includes U.S. Treasuries and Government Agencies, which are generally of a high credit quality, but are not rated by an NRSRO.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 42.7%

FEDERAL HOME LOAN MORTGAGE CORPORATION – 7.7%

(Series 2617-GW), REMIC, 3.500%, 6/15/2016	$7,962,109	$7,863,379

(Series 2676-NA), REMIC, 4.000%, 3/15/2014	1,818,446	1,820,719

(Series 2672-NU), REMIC, 5.000%, 8/15/2008	2,673,408	2,683,005

(Series 1601-PH), REMIC, 6.000%, 4/15/2008	9,818	9,818

(Series 1638-E), REMIC, 6.250%, 4/15/2023	2,381,071	2,405,001

(Series 1154-GB), REMIC, 8.000%, 10/15/2006	423,375	424,633

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$15,206,555

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 2.6%

(Series 2003-86-QN), REMIC, 3.500%, 4/25/2009	$3,377,099	$3,373,655

(Series 2003-81-HA), REMIC, 4.750%, 1/25/2007	1,411,455	1,412,570

(Series 1998-40-G), REMIC, 6.500%, 2/18/2012	90,424	90,479

(Series 1992-43-E), REMIC, 7.500%, 4/25/2022	200,873	207,106

(Series 1991-4-G), REMIC, 8.250%, 1/25/2006	91,288	92,340

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$5,176,150

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION – 32.4%

(Series 2004-39-XF), REMIC, 3.220%, 5/16/2005	$6,632,909	$6,624,021

(Series 2003-75-YM), REMIC, 4.000%, 10/20/2021	1,234,423	1,234,091

(Series 2004-26-HJ), REMIC, 4.000%, 6/16/2027	2,311,789	2,303,097

(Series 2003-7-ON), REMIC, 4.000%, 1/16/2028	1,337,309	1,333,444

(Series 0370C-MW), REMIC, 4.000%, 7/20/2033	8,452,349	8,373,489

(Series 0386D-BJ), REMIC, 4.250%, 7/20/2027	1,714,655	1,712,083

(Series 2004-62-PA), REMIC, 4.500%, 6/20/2028	5,524,784	5,538,375

(Series 2003-101-BE), REMIC, 4.500%, 2/20/2029	3,357,158	3,328,857

(Series 2004-65-PA), REMIC, 4.500%, 9/20/2032	9,317,307	9,227,865

(Series 0476B-VE), REMIC, 5.000%, 9/17/2015	5,161,171	5,173,403

(Series 2004-38-NA), REMIC, 5.000%, 12/20/2027	8,312,714	8,415,958

(Series 2003-10-PV), REMIC, 5.500%, 1/20/2014	10,117,006	10,430,228

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$63,694,911

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $85,438,855)		$84,077,616

GOVERNMENT AGENCIES – 30.5%

FEDERAL FARM CREDIT SYSTEM – 4.0%

1.450%, 7/7/2005	5,000,000	4,987,300

3.900%, 6/16/2008	3,000,000	2,972,670

TOTAL FEDERAL FARM CREDIT SYSTEM		$7,959,970

FEDERAL HOME LOAN BANK SYSTEM – 11.7%

1.930%, 4/10/2006	5,000,000	4,921,100

2.040%, 10/14/2005	5,000,000	4,971,000

3.250%, 11/21/2008	3,000,000	2,979,810

4.540%, 8/1/2007	5,000,000	5,018,050

5.375%, 2/15/2006	5,000,000	5,071,150

TOTAL FEDERAL HOME LOAN BANK SYSTEM		$22,961,110

FEDERAL HOME LOAN MORTGAGE CORPORATION – 14.8%

1.875%, 2/15/2006	$5,000,000	$4,937,950

3.100%, 5/27/2008	7,000,000	6,815,760

6.250%, 3/5/2012	11,775,000	12,175,939

6.375%, 8/1/2011	5,000,000	5,136,800

TOTAL FEDERAL HOME LOAN MORTGAGE COPORATION		$29,066,449

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $60,451,911)		$59,987,529

MORTGAGE BACKED SECURITIES – 5.6%

FEDERAL HOME LOAN MORTGAGE CORPORATION – 5.4%

3.500%, 1/1/2009	10,184,750	10,051,126

6.000%, 8/1/2006	69,743	70,483

9.000%, 4/1/2016	383,393	408,133

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$10,529,742

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION – 0.1%

8.500%, 2/15/2017	16,970	18,420

8.500%, 7/15/2021	25,152	27,538

8.500%, 7/15/2021	92,627	101,355

8.500%, 1/15/2023	46,312	50,704

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$198,017

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 0.1%

9.000%, 6/1/2022	154,698	168,161

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $11,111,950)		$10,895,920

U.S. TREASURY – 20.7%

U.S. TREASURY NOTES – 20.7%

[3] 1.625%, 9/30/2005	8,000,000	7,954,080

[3] 1.625%, 10/31/2005	8,000,000	7,941,840

2.250%, 4/30/2006	6,000,000	5,934,360

[3] 2.750%, 7/31/2006	4,000,000	3,964,360

[3] 3.000%, 2/15/2008	5,000,000	4,904,700

4.000%, 3/15/2010	10,000,000	10,048,400

TOTAL U.S. TREASURY (IDENTIFIED COST $40,744,057)		$40,747,740

Description	Shares	Value

MUTUAL FUNDS – 11.5%

SSGA Money Market Fund	415,690	$415,690

State Street Navigator Security Lending Prime Portfolio (held as collateral for securities lending)	22,285,844	22,285,844

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)		$22,701,534

TOTAL INVESTMENTS – 111.0% (IDENTIFIED COST $220,448,307)		$218,410,339

OTHER ASSETS AND LIABILITIES – NET – (11.0)%		$(21,608,948)

TOTAL NET ASSETS – 100%		$196,801,391

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Short-Term Corporate Bond Fund

At April 30, 2005, the fund’s portfolio composition was as follows:

Percentage of Total Investments[1]

Corporate Bonds	64.1%

Commercial Paper	12.0%

U.S. Treasury	9.7%

Collateralized Mortgage Obligations	5.2%

Asset Backed Securities	2.2%

Securities Lending Proceeds	6.8%

Cash Equivalents[2]	0.0%

TOTAL	100%

At April 30, 2005, the fund’s credit quality ratings composition3 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments[1]		Moody’s Long-Term Ratings as Percentage of Investments[1]

AAA[4]	16.1%	AAA[4]	9.7%

AA	2.5%	A	27.8%

A	31.5%	Aaa	6.4%

BBB	23.4%	Aa	11.4%

BB	0.8%	B	0.5%

B	0.5%	Baa	17.8%

Not Rated by S&P	18.4%	Ba	1.4%

Securities Lending Proceeds	6.8%	Not Rated by Moody’s	18.2%

Cash Equivalents[2]	0.0%	Securities Lending Proceeds	6.8%

		Cash Equivalents[2]	0.0%

TOTAL	100%	TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(2) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) These tables depict the long-term credit quality ratings assigned to the fund’s portfolio holdings by Standard & Poor’s and Moody’s Investor Service, each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” category. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the “Not rated by…” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund’s Statement of Additional Information. Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

(4) Includes U.S. Treasuries and Government Agencies, which are generally of a high credit quality, but are not rated by an NRSRO.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

ADJUSTABLE RATE MORTGAGES – 0.0%

FNMA ARM 399251, 4.190%, 9/01/2027 (IDENTIFIED COST $304)	$303	$304

ASSET-BACKED SECURITIES – 2.3%

Green Tree Home Improvement Loan Trust 1996-F, Class HIB, 7.250%, 11/15/2027	878,615	880,882

Student Loan Marketing Association, Class A2, 3.614%, 10/25/2010	$649,400	$656,742

Whole Auto Loan Trust 2002-1, Class A3, 2.600%, 8/15/2006	256,767	256,579

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,786,621)		$1,794,203

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.5%

FEDERAL HOME LOAN MORTGAGE CORPORATION – 3.7%

(Series 2603C), Class TB, 4.000%, 11/15/2015	$941,999	$943,120

(Series 2628C), Class QH, 4.000%, 12/15/2021	819,074	818,444

(Series 1614), Class J, 6.250%, 11/15/2022	296,134	297,671

(Series 1920), Class H, 7.000%, 1/15/2012	747,426	782,757

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$2,841,992

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 0.7%

(Series 93140), Class H, 6.500%, 3/25/2013	524,982	528,767

WHOLE LOAN CMO – 1.1%

Morgan Stanley Mortgage Loan Trust (Series 2004-1), Class 1A8, Class 1A8, 4.750%, 11/25/2018	841,727	840,658

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,276,431)		$4,211,417

2COMMERCIAL PAPER – 12.8%

[4] Bavaria TRR Corp., 3.030%, 5/12/2005	1,500,000	1,498,611

Beta Finance, Inc., 2.940%, 6/1/2005	950,000	947,595

CVS Corp., 2.920%, 5/9/2005	1,000,000	999,351

CXC Inc., 2.930%, 5/2/2005	475,000	474,961

Cafco LLC 900%, 5/19/2005	858,000	856,756

Citibank Credit Card Issuance Trust, 2.880%, 5/18/2005	1,000,000	998,640

Delaware Funding Corp., 2.900%, 5/16/2005	1,500,000	1,498,187

Falcon Asset Securitization Corp., 2.960%, 5/20/2005	1,500,000	1,497,657

Rabobank USA Financial Corp., 2.770%, 5/3/2005	1,000,000	999,846

TOTAL COMMERCIAL PAPER (AT AMORTIZED COST)		$9,771,604

CORPORATE BONDS – 68.2%

AUTO COMPONENTS – 1.3%

Lear Corp., Company Guarantee, 7.960%, 5/15/2005	1,000,000	1,001,040

AUTOMOBILES – 1.8%

DaimlerChrysler North America Holding Corp., 7.750%, 6/15/2005	750,000	753,952

DaimlerChrysler North America Holding Corp., (Series MTND), 3.450%, 9/10/2007	600,000	594,528

TOTAL AUTOMOBILES		$1,348,480

BANKS – 1.6%

BankBoston Capital Trust III, Company Guarantee, 3.760%, 6/15/2027	240,000	238,222

Mellon Bank N.A., Pittsburgh, Sub. Note, 6.500%, 8/1/2005	1,000,000	1,007,250

TOTAL BANKS		$1,245,472

CAPITAL MARKETS – 8.0%

Bear Stearns Cos., Inc., Sr. Note, 7.250%, 10/15/2006	$1,000,000	$1,049,370

Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.500%, 6/1/2008	1,000,000	1,066,390

[3] Goldman Sachs Group, Inc., 3.875%, 1/15/2009	1,000,000	984,940

[3] Lehman Brothers Holdings, Inc., Note, 4.000%, 1/22/2008	1,000,000	994,180

Merrill Lynch & Co., Inc., Note, (Series MTNB), 6.150%, 1/26/2006	1,000,000	1,018,320

Morgan Stanley, Note, 4.000%, 1/15/2010	1,000,000	975,690

TOTAL CAPITAL MARKETS		$6,088,890

COMMERCIAL BANKS – 9.4%

BankBoston Corp., Sub. Note, 6.625%, 12/1/2005	1,000,000	1,017,120

Citicorp, Sub. Note, 7.250%, 9/1/2008	1,000,000	1,095,240

KeyCorp, Sr. Note, (Series MTNG), 4.625%, 5/16/2005	1,000,000	1,000,440

SunTrust Banks, Inc., Sr. Note, 6.250%, 6/1/2008	1,000,000	1,059,250

[3] U.S. Bancorp, Sr. Note, 5.100%, 7/15/2007	1,000,000	1,022,820

[3] Wachovia Corp., Sub. Note, 6.800%, 6/1/2005	1,000,000	1,002,670

Wells Fargo & Co., Sr. Note, 7.250%, 8/24/2005	1,000,000	1,012,740

TOTAL COMMERCIAL BANKS		$7,210,280

COMMERCIAL SERVICES & SUPPLIES – 2.0%

Cendant Corp., 6.875%, 8/15/2006	500,000	517,710

PHH Corp., 6.000%, 3/1/2008	1,000,000	1,038,540

TOTAL COMMERCIAL SERVICES & SUPPLIES		$1,556,250

CONSUMER FINANCE – 8.8%

American Express Co., Note, 5.500%, 9/12/2006	1,700,000	1,736,176

Capital One Bank, 6.875%, 2/1/2006	1,000,000	1,022,570

[3] Countrywide Home Loans, Inc., (Series MTN), 4.125%, 9/15/2009	1,000,000	980,250

Household Finance Corp., Note, 6.500%, 1/24/2006	500,000	510,150

John Deere Capital Corp., Note, 3.900%, 1/15/2008	1,000,000	991,200

MBNA America Bank, N.A., Sr. Note, (Series 144A), 7.750%, 9/15/2005	500,000	507,425

SLM Corp., Note, (Series MTN), 3.625%, 3/17/2008	1,000,000	983,030

TOTAL CONSUMER FINANCE		$6,730,801

DIVERSIFIED FINANCIAL SERVICES – 7.4%

CIT Group, Inc., Sr. Note, 6.625%, 6/15/2005	1,700,000	1,706,494

[3] General Electric Capital Corp., Note, 3.500%, 5/1/2008	$1,000,000	$980,140

J.P. Morgan Chase & Co., Sub. Note, 6.750%, 8/15/2008	1,000,000	1,081,430

J.P. Morgan Chase & Co., Sub. Note, 7.000%, 7/15/2005	865,000	871,522

National Rural Utilities Cooperative Finance Corp., Note, 3.000%, 2/15/2006	1,000,000	995,160

TOTAL DIVERSIFIED FINANCIAL SERVICES		$5,634,746

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.7%

[3] SBC Communications, Inc., Unsecd. Note, 4.125%, 9/15/2009	500,000	492,645

ELECTRIC UTILITIES – 1.4%

CenterPoint Energy, Inc., Sr. Note, (Series B), 6.850%, 6/1/2015	250,000	279,352

Duke Capital Corp., Sr. Note, 6.250%, 7/15/2005	750,000	753,427

TOTAL ELECTRIC UTILITIES		$1,032,779

ENERGY – 0.5%

Premcor Refining Group, Sr. Sub. Note, 7.750%, 2/1/2012	375,000	405,000

FOOD PRODUCTS – 1.3%

Kraft Foods, Inc., 2.930%, 12/11/2003	1,000,000	999,267

HOTELS RESTAURANTS & LEISURE – 1.0%

[3] Tricon Global Restaurants, Inc., Sr. Note, 8.500%, 4/15/2006	750,000	781,913

HOUSEHOLD DURABLES – 1.0%

Pulte Corp., Company Guarantee, 7.300%, 10/24/2005	750,000	761,670

IT SERVICES – 1.3%

First Data Corp., Sr. Note, 6.750%, 7/15/2005	1,000,000	1,006,690

INDUSTRIAL CONGLOMERATES – 1.7%

Tyco International Group, Sr. Note, 6.375%, 6/15/2005	1,000,000	1,003,590

[3] Tyco International Group SA, Company Guarantee, 6.000%, 11/15/2013	250,000	266,678

TOTAL INDUSTRIAL CONGLOMERATES		$1,270,268

INSURANCE – 1.3%

Allstate Corp., Sr. Note, 7.875%, 5/1/2005	1,000,000	1,000,130

MACHINERY – 0.7%

Ingersoll-Rand Co., Note, 6.250%, 5/15/2006	500,000	512,650

MEDIA – 3.6%

[3] Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 3/15/2013	500,000	607,810

Cox Communications, Inc., Note, 6.875%, 6/15/2005	1,140,000	1,144,959

Lenfest Communications, Inc., Sr. Note, 8.375%, 11/1/2005	$1,000,000	$1,027,220

TOTAL MEDIA		$2,779,989

MULTI-UTILITIES & UNREGULATED POWER – 2.0%

Dominion Resources, Inc., 2.880%, 12/1/2003	500,000	499,960

Dominion Resources, Inc., Note, 4.125%, 2/15/2008	1,000,000	993,150

TOTAL MULTI-UTILITIES & UNREGULATED POWER		$1,493,110

OIL & GAS – 5.8%

Anadarko Petroleum Corp., Note, 6.500%, 5/15/2005	1,000,000	1,001,340

[3] Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	375,000	380,625

[3] Conoco, Inc., 5.450%, 10/15/2006	1,000,000	1,021,480

Ocean Energy, Inc., Company Guarantee, 4.375%, 10/1/2007	1,000,000	1,000,670

Valero Energy Corp., 7.375%, 3/15/2006	1,000,000	1,028,960

TOTAL OIL & GAS		$4,433,075

REAL ESTATE – 1.3%

Simon Property Group, Inc., Note, 6.750%, 6/15/2005	1,000,000	1,003,680

ROAD & RAIL – 1.4%

Caliber System, Inc., Note, 7.800%, 8/1/2006	1,000,000	1,046,470

THRIFTS & MORTGAGE FINANCE – 1.3%

Washington Mutual Finance Corp., Sr. Note, 8.250%, 6/15/2005	1,000,000	1,005,730

WIRELESS TELECOMMUNICATION SERVICES – 1.6%

NEXTEL Communications, Inc., Sr. Note, 5.950%, 3/15/2014	250,000	255,000

[4] Verizon Wireless, Inc., 2.930%, 5/23/2005	1,000,000	999,903

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$1,254,903

TOTAL CORPORATE BONDS (IDENTIFIED COST $52,480,000)		$52,095,928

U.S. TREASURY – 10.4%

U.S. TREASURY NOTES – 10.4%

2.625%, 3/15/2009	3,000,000	2,873,430

3.375%, 2/15/2008	200,000	198,250

[3] 3.625%, 1/15/2010	500,000	494,765

4.000%, 3/15/2010	1,350,000	1,356,534

[3] 4.000%, 4/15/2010	1,540,000	1,547,454

4.000%, 2/15/2015	1,355,000	1,333,198

TIPS (Series A-2011), 3.500% 1/15/2011	110,180	123,952

TOTAL U.S. TREASURY (IDENTIFIED COST $7,854,565)		$7,927,583

Description	Shares	Value

MUTUAL FUNDS – 7.2%

SSGA Money Market Fund	193	$193

State Street Navigator Security Lending Prime Portfolio (held as collateral for securities lending)	5,494,913	5,494,913

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)		$5,495,106

Description	Principal Amount	Value

REPURCHASE AGREEMENT – 0.0%

Repurchase agreement with Credit Suisse First Boston Corp., 2.94%, dated 4/29/2005 to be repurchased at $9,441 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2005, collateral market value $9,907 (AT AMORTIZED COST)	$9,439	$9,439

TOTAL INVESTMENTS – 106.4% (IDENTIFIED COST $81,674,070)		$81,305,584

OTHER ASSETS AND LIABILITIES – NET – (6.4)%		$(4,877,173)

TOTAL NET ASSETS – 100%		$76,428,411

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB U.S. Government Bond Fund

At April 30, 2005, the fund’s portfolio composition was as follows:

Percentage of Total Investments[1]

Mortgage Backed Securities	28.8%

Government Agencies	19.3%

U.S. Treasury	16.3%

Collateralized Mortgage Obligations	13.8%

Corporate Bonds	6.9%

Municipals	1.3%

Securities Lending Proceeds	11.9%

Cash Equivalents[2]	1.7%

TOTAL	100%

At April 30, 2005, the fund’s credit quality ratings composition3 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments[1]		Moody’s Long-Term Ratings as Percentage of Total Investments[1]

AAA[4]	71.1%	Aaa[4]	72.6%

AA	1.4%	Aa	1.7%

A	1.8%	A	1.9%

BBB	3.7%	Baa	3.2%

Not Rated by S&P	8.4%	Not Rated by Moody’s	7.0%

Securities Lending Proceeds	11.9%	Securities Lending Proceeds	11.9%

Cash Equivalents[2]	1.7%	Cash Equivalents[2]	1.7%

TOTAL	100%	TOTAL	100%

(1) Percentages are based on total investments, which may differ from total net assets.

(2) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) These tables depict the long-term credit quality ratings assigned to the fund’s portfolio holdings by Standard & Poor’s and Moody’s Investor Service, each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” category. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the “Not rated by…” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund’s Statement of Additional Information. Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

(4) Includes U.S. Treasuries and Government Agencies, which are generally of a high credit quality, but are not rated by an NRSRO.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 17.5%

FEDERAL HOME LOAN MORTGAGE CORPORATION – 9.9%

(Series 2617-GW), REMIC, 3.500%, 6/15/2016	$398,105	$393,169

(Series 2707-PW), REMIC, 4.000%, 7/15/2014	1,731,059	1,734,504

(Series R001-AE), REMIC, 4.375%, 4/15/2015	3,000,000	2,987,100

(Series 2643-LA), REMIC, 4.500%, 1/15/2011	$2,314,421	$2,331,686

(Series 2595D-PT), REMIC, 4.500%, 11/15/2017	2,617,820	2,627,768

(Series 141-D), REMIC, 5.000%, 5/15/2021	24,534	24,499

(Series 1686-PJ), REMIC, 5.000%, 2/15/2024	105,000	104,344

(Series 2446D-LA), REMIC, 5.800%, 9/15/2016	1,594,360	1,620,731

(Series 1637-GA), REMIC, 5.800%, 6/15/2023	$38,661	$39,195

(Series 136-E), REMIC, 6.000%, 4/15/2021	40,380	40,334

(Series 1614-J), REMIC, 6.250%, 11/15/2022	85,138	85,580

(Series 1666H), REMIC, 6.250%, 9/15/2023	3,142,451	3,179,877

(Series 112-I), REMIC, 6.500%, 1/15/2021	15,405	15,434

(Series 1577-PK), REMIC, 6.500%, 9/15/2023	279,000	298,572

(Series 1644-K), REMIC, 6.750%, 12/15/2023	176,000	188,288

(Series 1920-H), REMIC, 7.000%, 1/15/2012	1,494,851	1,565,513

(Series 6-C), REMIC, 9.050%, 6/15/2019	90,854	90,813

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$17,327,407

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 2.6%

(Series 2004-51-KF), REMIC, 3.370%, 5/25/2005	2,928,462	2,925,299

(Series L-DC), REMIC, 5.000%, 1/1/2006	1,446	1,448

(Series 1994-3-PL), REMIC, 5.500%, 1/25/2024	152,000	152,553

(Series 1993-198-K), REMIC, 6.000%, 12/25/2022	43,240	43,322

(Series 2002-52-QA), REMIC, 6.000%, 7/18/2032	277,798	284,426

(Series 1993-160-PK), REMIC, 6.500%, 11/25/2022	3,459	3,487

(Series 1993-113-PK), REMIC, 6.500%, 7/25/2023	413,471	425,883

(Series 1993-127-H), REMIC, 6.500%, 7/25/2023	405,922	418,554

(Series 1993-202-J), REMIC, 6.500%, 11/25/2023	155,000	160,194

(Series 1994-55-H), REMIC, 7.000%, 3/25/2024	181,000	195,599

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$4,610,765

WHOLE LOAN – 5.0%

BOAMS 2004-B 2A1, 3.550%, 3/25/2034	1,456,139	1,440,238

BOAMS 2004-A 2A1, 3.580%, 2/25/2034	2,533,448	2,509,938

Morgan Stanley Mortgage Loan Trust Series 2004-1 Class 1A8, 4.750%, 11/25/2018	2,777,699	2,774,171

SASC 2005-1 6A1, 6.000%, 2/25/2035	1,961,245	2,014,571

TOTAL WHOLE LOAN		$8,738,918

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $30,058,405)		$30,677,090

CORPORATE BONDS – 8.8%

BANKS – 1.2%

Capital One Bank, 6.875%, 2/1/2006	$1,000,000	$1,022,570

First Tennessee Bank, 4.625%, 5/15/2013	1,000,000	985,377

TOTAL BANKS		$2,007,947

COMMERCIAL SERVICES & SUPPLIES – 0.6%

PHH Corp., 7.125%, 3/1/2013	1,000,000	1,116,970

CONSUMER FINANCE – 0.6%

Countrywide Home Loans, Inc. Floating Rate Note, 3.050%, 5/16/2005	1,000,000	1,000,510

DIVERSIFIED UTILITIES – 0.4%

Duke Capital Corp., 6.250%, 7/15/2005	750,000	753,427

FOOD PRODUCTS – 0.7%

Kraft Foods, Inc., 4.125%, 11/12/2009	1,200,000	1,179,372

GAS UTILITIES – 0.3%

Bay State Gas Co., 9.200%, 6/6/2011	500,000	608,260

HOTELS RESTAURANTS & LEISURE – 1.4%

[3] Tricon Global Restaurants, Inc., 8.500%, 4/15/2006	1,000,000	1,042,550

Yum! Brands, Inc., 7.700%, 7/1/2012	1,200,000	1,412,688

TOTAL HOTELS RESTAURANTS & LEISURE		$2,455,238

INSURANCE – 0.7%

[4] Ohio National Life Insurance Co., 8.500%, 5/15/2026	1,000,000	1,247,110

MEDIA – 1.1%

[3] Comcast Cable Communications Holdings, 8.375%, 3/15/2013	1,000,000	1,215,620

Time Warner, Inc., 6.875%, 6/15/2018	580,000	656,090

TOTAL MEDIA		$1,871,710

SHIPBUILDING – 0.5%

American Heavy Lift Shipping, 5.382%, 6/1/2017	750,000	786,587

SOVEREIGN U.S. GOVERNMENT GUARANTIES – 0.8%

El Salvador, Government of, 6.530%, 7/1/2007	1,375,000	1,418,403

TRANSPORTATION MARINE – 0.5%

Vessel Management Service, 6.750%, 6/15/2025	820,000	923,238

TOTAL CORPORATE BONDS (IDENTIFIED COST $15,250,548)		$15,368,772

GOVERNMENT AGENCIES – 24.7%

DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT – 1.0%

7.140%, 8/1/2007	$500,000	$505,165

7.660%, 8/1/2015	1,200,000	1,211,952

TOTAL DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT		$1,717,117

FEDERAL HOME LOAN BANK SYSTEM – 5.4%

2.875%, 6/12/2005	4,000,000	4,001,120

3.375%, 7/21/2008	4,000,000	3,905,880

6.625%, 11/15/2010	1,435,000	1,595,605

TOTAL FEDERAL HOME LOAN BANK SYSTEM		$9,502,605

FEDERAL HOME LOAN MORTGAGE CORPORATION – 3.2%

5.200%, 3/5/2019	2,000,000	1,982,440

5.250%, 11/5/2012	2,000,000	2,019,440

6.943%, 3/21/2007	175,000	184,770

8.250%, 6/1/2026	1,000,000	1,361,770

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$5,548,420

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 9.1%

3.300%, 6/22/2007	1,000,000	987,570

4.110%, 2/17/2009	2,500,000	2,507,350

5.250%, 8/1/2012	3,000,000	3,094,920

5.500%, 5/2/2006	3,025,000	3,073,854

6.470%, 9/25/2012	5,500,000	6,204,330

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$15,868,024

OVERSEAS PRIVATE INVESTMENT CORPORATION – 1.6%

6.600%, 5/21/2016	2,622,900	2,835,722

PRIVATE EXPORT FUNDING CORPORATION – 1.6%

6.490%, 7/15/2007	500,000	526,665

7.200%, 1/15/2010	2,000,000	2,252,060

TOTAL PRIVATE EXPORT FUNDING CORPORATION		$2,778,725

SMALL BUSINESS ADMINISTRATION – 2.4%

5.600%, 9/1/2008	251,049	254,453

6.200%, 11/1/2007	202,732	205,686

6.700%, 3/1/2016	299,103	313,044

6.700%, 12/1/2016	781,648	819,205

6.950%, 11/1/2016	2,068,565	2,175,499

7.300%, 5/1/2017	69,101	73,343

7.300%, 9/1/2019	$77,290	$83,714

8.850%, 8/1/2011	9,354	9,955

9.250%, 2/1/2008	88,437	92,338

9.650%, 5/1/2010	119,153	126,661

TOTAL SMALL BUSINESS ADMINISTRATION		$4,153,898

TENNESSEE VALLEY AUTHORITY – 0.4%

7.430%, 4/1/2022	659,788	664,737

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $42,065,201)		$43,069,248

MORTGAGE BACKED SECURITIES – 36.7%

FEDERAL HOME LOAN MORTGAGE CORPORATION – 13.3%

3.500%, 7/1/2010	2,964,406	2,891,215

3.500%, 9/1/2010	2,990,417	2,916,584

5.000%, 10/1/2019	5,787,828	5,831,237

5.500%, 4/1/2033	4,120,297	4,167,927

6.000%, 3/1/2013	1,346,309	1,397,428

6.000%, 2/1/2034	3,353,229	3,442,290

6.500%, 2/1/2032	869,036	903,258

7.000%, 11/1/2007	846	848

7.000%, 7/1/2008	17,843	18,239

7.000%, 8/1/2008	26,169	26,544

7.000%, 11/1/2008	57,118	58,839

7.000%, 11/1/2010	9,935	10,341

7.000%, 11/1/2025	79,391	83,932

7.500%, 7/1/2007	586	591

7.500%, 3/1/2008	1,942	1,952

7.500%, 6/1/2008	11,488	11,866

7.500%, 11/1/2009	1,913	1,960

7.500%, 12/1/2010	5,657	5,809

7.500%, 3/1/2017	2,718	2,895

7.500%, 8/1/2017	177,437	189,524

7.500%, 7/1/2025	265,929	286,124

7.500%, 5/1/2032	667,298	715,471

8.000%, 5/1/2006	359	362

8.000%, 11/1/2006	11,777	11,958

8.000%, 3/1/2007	24	24

8.000%, 9/1/2007	4,156	4,249

8.000%, 11/1/2008	63,262	65,756

8.000%, 1/1/2010	1,162	1,192

8.000%, 12/1/2010	6,312	6,539

8.250%, 12/1/2007	3,727	3,846

8.250%, 5/1/2009	4,107	4,269

8.250%, 8/1/2009	3,123	3,199

8.500%, 9/1/2009	$9,870	$10,297

8.500%, 8/1/2017	142,950	154,811

9.000%, 9/1/2019	1,232	1,347

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$23,232,723

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 21.4%

[5] TBA, 5.000%, 30 Year, June	12,723,000	12,567,907

[5] TBA, 5.500%, 30 Year, May	10,000,000	10,096,900

5.000%, 4/1/2034	4,786,950	4,743,580

6.000%, 5/1/2009	70,463	72,390

6.000%, 1/1/2014	1,461	1,522

6.000%, 12/1/2028	671,349	691,281

6.000%, 9/1/2029	954,893	984,733

6.000%, 9/1/2034	2,714,615	2,786,716

6.500%, 8/1/2028	117,539	122,607

6.500%, 8/1/2028	177,369	185,129

6.500%, 8/1/2028	703,081	733,398

6.500%, 3/1/2029	587,124	611,713

6.500%, 4/1/2029	143,013	149,091

6.500%, 5/1/2029	332,008	345,912

6.500%, 5/1/2034	1,791,183	1,863,385

7.000%, 5/1/2024	408,742	433,013

7.000%, 1/1/2025	416,519	440,656

7.000%, 2/1/2032	303,467	320,346

7.500%, 2/1/2014	23,622	24,456

8.000%, 6/1/2008	34,709	36,099

8.000%, 1/1/2010	11,282	11,671

8.000%, 8/1/2021	23,935	25,794

8.250%, 7/1/2009	15,232	16,041

8.500%, 3/1/2012	7,384	7,775

9.750%, 9/1/2017	23,017	25,225

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$37,297,340

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION – 2.0%

6.000%, 4/15/2033	787,643	812,502

6.000%, 5/15/2033	967,971	999,130

7.000%, 5/15/2023	140,648	149,834

7.000%, 10/20/2023	87,885	93,185

7.000%, 9/15/2028	414,679	440,078

7.250%, 7/15/2005	39	39

7.250%, 10/15/2005	137	138

7.250%, 11/15/2005	52	52

7.250%, 4/15/2006	1,325	1,342

7.500%, 12/15/2005	865	869

7.500%, 4/15/2007	$9,858	$10,136

7.500%, 5/15/2007	5,342	5,493

7.500%, 6/15/2007	3,080	3,155

7.500%, 6/20/2007	1,289	1,338

8.000%, 6/15/2006	1,124	1,142

8.000%, 8/15/2006	1,700	1,733

8.000%, 9/15/2006	3,057	3,116

8.000%, 11/15/2006	12,183	12,473

8.000%, 9/15/2007	88,736	92,013

8.000%, 10/15/2007	17,098	17,696

8.000%, 12/15/2009	25,189	26,335

8.000%, 2/15/2010	37,069	38,986

8.000%, 12/15/2016	8,676	9,287

8.000%, 7/15/2024	4,074	4,432

8.250%, 6/15/2008	12,456	13,081

8.375%, 4/15/2010	13,326	14,015

8.500%, 9/15/2008	53,633	55,717

8.500%, 10/15/2008	425,624	437,405

8.500%, 10/20/2009	43,503	45,950

8.500%, 11/15/2017	13,358	14,566

9.000%, 10/15/2008	10,316	11,085

9.000%, 9/15/2016	13,731	15,055

9.000%, 11/15/2016	14,383	15,770

9.000%, 2/15/2017	64,237	70,430

9.000%, 4/20/2023	80,858	88,502

9.000%, 10/20/2024	10,989	12,008

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$3,518,088

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $64,177,363)		$64,048,151

TAXABLE MUNICIPALS – 1.7%

Arkansas Development Finance Authority, 9.750%, 11/15/2005	214,523	215,919

Chicago, IL Public Building Commission, 7.000%, 1/1/2007	225,000	236,187

Miami, FL, 8.650%, 7/1/2019	175,000	223,079

Tacoma, WA, 8.200%, 9/15/2013	1,320,000	1,544,572

Tobacco Settlement Financing Corp., NJ, 6.360%, 5/15/2025	669,317	681,405

TOTAL MUNICIPALS (IDENTIFIED COST $2,944,783)		$2,901,162

U.S. TREASURY – 20.8%

U.S. TREASURY BONDS – 7.1%

[3] 5.375%, 2/15/2031	7,635,000	8,628,772

6.375%, 8/15/2027	3,000,000	3,731,730

TOTAL U.S. TREASURY BONDS		$12,360,502

Description	Principal Amount	Value

U.S. TREASURY NOTES – 13.7%

[3] 3.000%, 11/15/2007	$450,000	$442,616

[3] 3.125%, 4/15/2009	375,000	365,509

[3] 3.250%, 8/15/2007	720,000	713,700

3.500%, 1/15/2011, Treasury Inflation Protected Security	2,561,685	2,881,896

[3] 3.625%, 1/15/2008, Treasury Inflation Protected Security	4,747,960	5,105,529

[3] 3.625%, 5/15/2013	1,100,000	1,070,267

[3] 3.875%, 5/15/2009	800,000	801,376

3.875%, 2/15/2013	550,000	543,037

[3] 4.000%, 11/15/2012	2,500,000	2,498,825

[3] 4.000%, 2/15/2014	600,000	593,064

[3] 4.000%, 2/15/2015	7,790,000	7,664,659

[3] 4.250%, 11/15/2013	1,200,000	1,209,192

4.250%, 11/15/2014	20,000	20,075

TOTAL U.S. TREASURY NOTES		$23,909,745

TOTAL U.S. TREASURY (IDENTIFIED COST $35,142,091)		$36,270,247

Description	Shares or Principal Amount	Value

MUTUAL FUNDS – 15.1%

SSGA Money Market Fund	379	$379

SSGA US Government Money Market Fund	131	131

State Street Navigator Security Lending Prime Portfolio (held as collateral for securities lending)	26,380,500	26,380,500

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)		$26,381,010

REPURCHASE AGREEMENT – 2.1%

Repurchase agreement with Credit Suisse First Boston Corp., 2.940%, dated 4/29/2005 to be purchased at $3,691,637 on 5/2/2005, collateralized by a U.S. Government Agency Obligation with maturity of 8/15/2005, collateral market value $3,764,660 (AT AMORTIZED COST)	$3,690,733	$3,690,733

TOTAL INVESTMENTS – 127.4% (IDENTIFIED COST $219,710,134)		$222,406,413

OTHER ASSETS AND LIABILITIES – NET – (27.4)%		$(47,918,320)

TOTAL NET ASSETS – 100%		$174,488,093

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB New York Municipal Bond Fund

At April 30, 2005, the fund’s portfolio composition1 was as follows:

Percentage of Total Investments[2]

Refunding Bonds	43.3%

School Improvements	11.6%

Public Improvements	7.6%

Health, Hospital, Nursing Home Improvements	5.5%

Other	5.5%

University & College Improvements	5.4%

Pollution Control	4.3%

Cash Flow Management	4.1%

Local Multi-Family Improvements	3.9%

Miscellaneous Purposes	2.9%

Parking Facility Improvements	1.3%

Sewer Improvements	1.3%

Refunding Notes	0.8%

Recreational Facility Improvements	0.7%

Port, Airport & Marina Improvements	0.6%

Housing	0.4%

Nursing Homes	0.4%

Economic Improvements	0.2%

State Multi-Family Housing	0.1%

Water Utility Improvements	0.1%

TOTAL	100%

At April 30, 2005, the fund’s credit quality ratings composition3 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments[2]		Moody’s Long-Term Ratings As Percentage of Total Investments[2]

AAA	36.8%	Aaa	37.4%

AA	19.7%	Aa	15.2%

A	6.9%	A	19.8%

BBB	7.0%	Baa	4.5%

Not Rated by S&P	29.6%	Not Rated by Moody’s	23.1%

TOTAL	100%	TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s adviser.

(2) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) These tables depict the long-term credit quality ratings assigned to the fund’s portfolio holdings by Standard & Poor’s and Moody’s Investor Service, each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” category. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the “Not rated by…” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund’s Statement of Additional Information. Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

6MUNICIPAL BONDS – 95.9%

FLORIDA – 1.4%

Florida State Department of Environmental Protection, (Series A), 5.750% (Original Issue Yield: 5.24%), 7/1/2013	$1,000,000	$1,122,240

GUAM – 0.5%

Guam Housing Corp., State Single Family Housing Revenue Bonds, 5.750%, 9/1/2031	375,000	423,836

NEW YORK – 86.5%

Albany, NY, Housing Authority, Revenue Bonds, 5.200% (Key Bank, N.A. LOC), 12/1/2013	200,000	206,958

Albany, NY, Housing Authority, Revenue Bonds, 5.400% (Key Bank, N.A. LOC), 12/1/2018	150,000	156,387

Albany, NY, Housing Authority, Revenue Bonds, 5.500% (Key Bank, N.A. LOC), 12/1/2028	200,000	207,272

Albany, NY, Parking Authority, (Series A), 5.000% (Original Issue Yield: 4.79%), 7/15/2008	435,000	454,632

Albany, NY, Parking Authority, (Series A), 5.625% (Original Issue Yield: 5.75%), 7/15/2025	500,000	536,045

Appleridge Retirement Community, Revenue Bonds, 5.600% (GNMA Collateralized Home Mortgage Program)/(GNMA Collateralized Home Mortgage Program COL), 9/1/2021	500,000	549,865

Bethlehem, NY, CSD, 7.10% (AMBAC INS)/(Original Issue Yield: 7.25%), 11/1/2009	700,000	815,619

Broome County, NY, Certificates of Participation, 5.250% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.578%), 4/1/2022	50,000	50,596

Canton, NY, Human Services, 5.750% (Original Issue Yield: 5.80%), 9/1/2032	915,000	982,536

Chemung County, NY, IDA, (Series B), 5.000% (Original Issue Yield: 4.999%), 11/1/2034	1,000,000	1,017,250

Chemung County, NY, IDA, 5.000% (Arnot Ogden Medical Center)/(Original Issue Yield: 5.02%), 11/1/2034	750,000	762,937

East Rochester, NY, Housing Authority, Refunding Revenue Bonds, 6.125% (Original Issue Yield: 5.375%), 4/20/2043	1,355,000	1,499,673

Erie County, NY, Water Authority, (Series A), 6.000% (AMBAC INS)/(Original Issue Yield: 7.25%), 12/1/2008	50,000	53,148

Geneva, NY, Revenue Bonds, (Project A), 5.375%, 2/1/2033	1,000,000	1,067,130

Holiday Square Housing Development Corp., NY, Section 8 Assisted Project, 5.80% (Holiday Square Management Co.)/(FNMA COL)/(Original Issue Yield: 5.943%), 1/15/2024	125,000	125,115

Lakewood, NY, GO UT Public Improvement Bonds, 5.50% (Original Issue Yield: 5.70%), 4/1/2012	50,000	51,243

Mahopac, NY, CSD, GO UT (Series C) Bonds, 5.300% (Original Issue Yield: 5.35%), 6/1/2018	1,000,000	1,095,900

Monroe County, NY, IDA, Revenue Bonds, 5.800% (Nazareth College)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.799%), 6/1/2010	25,000	25,572

Montgomery County, NY, IDA, Revenue Bonds (Series A), 5.000% (XL Capital Assurance Inc. INS), 7/1/2029	$1,000,000	$1,048,290

Municipal Assistance Corp. of Troy, NY, Refunding Revenue Bonds (Series A), 5.000% (Original Issue Yield: 5.40%), 1/15/2010	870,000	910,907

Nassau County, NY, (Series S), 5.125% (AMBAC INS)/(Original Issue Yield: 5.35%), 3/1/2013	250,000	262,432

Nassau County, NY, GO, (Series F), 7.000% (FSA INS), 3/1/2010	500,000	583,765

Nassau County, NY, Special Tax, 5.750% (Original Issue Yield: 5.18%), 11/15/2013	500,000	566,740

New Rochelle, NY, Municipal Housing Authority, Revenue Bonds, 6.500% (HUD Section 8 GTD)/(Original Issue Yield: 6.803%), 12/1/2014	990,000	1,113,087

New York City, NY, Health and Hospitals Corp., (Series A), 5.450% (Original Issue Yield: 5.48%), 2/15/2026	1,000,000	1,042,700

New York City, NY, IDA, Revenue Bonds, 6.000% (Terminal One Group Association)/(Original Issue Yield: 6.40%), 1/1/2015	1,000,000	1,014,240

New York City, NY, Municipal Water Finance Authority, (Series C), 5.125% (Original Issue Yield: 5.43%), 6/15/2033	1,000,000	1,043,580

New York City, NY, Municipal Water Finance Authority, Fiscal 2004-C Revenue Bonds, 5.000% (AMBAC INS), 6/15/2035	1,000,000	1,048,870

New York City, NY, Municipal Water Finance Authority, Revenue Bonds, 5.500% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.855%), 6/15/2027	1,000,000	1,064,120

New York City, NY, Transitional Finance Authority, Future Tax Secured Bonds (Series 200E), 5.000%, 2/1/2033	1,000,000	1,042,000

New York City, NY, Transitional Finance Authority, Refunding Revenue Bonds, 5.750%, 11/1/2011	1,000,000	1,119,160

New York City, NY, Transitional Finance Authority, Refunding Revenue Bonds, 5.500% (Original Issue Yield: 4.62%), 2/1/2013	135,000	150,871

New York City, NY, Transitional Finance Authority, Revenue Bonds, 5.750%, 2/15/2015	875,000	975,949

New York City, NY, GO UT (Series I) Bonds, 6.250% (Original Issue Yield: 5.85%), 4/15/2006	230,000	237,475

New York City, NY, GO UT (Series 2000A), 5.750% (Original Issue Yield: 5.79%), 5/15/2018	500,000	567,990

New York Counties Tobacco Trust II, Refunding Revenue Bonds, 5.250% (Original Issue Yield: 5.30%), 6/1/2025	1,210,000	1,215,264

New York State Dormitory Authority, (Series C), 7.375% (Original Issue Yield: 7.471%), 5/15/2010	425,000	495,754

New York State Dormitory Authority, (Series C), 7.375% (Original Issue Yield: 7.471%), 5/15/2010	1,575,000	1,757,731

New York State Dormitory Authority, FHA Insured Mortgage Ellis Hospital Revenue Bonds, 5.050% (FHA INS), 8/15/2024	$750,000	$792,142

New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds, 5.100% (AMBAC INS), 2/1/2019	1,000,000	1,045,600

New York State Dormitory Authority, Lenox Hill Hospital Obligation Group, 5.750%, 7/1/2015	1,205,000	1,301,906

New York State Dormitory Authority, Prerefunded Revenue Bonds 2005 Mental Health (Series D), 5.125% (Original Issue Yield: 5.33%), 8/15/2017	980,000	1,039,221

New York State Dormitory Authority, Refunding Revenue Bonds (Series B), 5.250% (Original Issue Yield: 5.75%), 5/15/2019	20,000	22,332

New York State Dormitory Authority, Refunding Revenue Bonds, 5.300% (Cornell University)/(Original Issue Yield: 5.40%), 7/1/2008	1,000,000	1,045,030

New York State Dormitory Authority, Refunding Revenue Bonds, 5.300%, 7/1/2008	1,000,000	1,024,690

New York State Dormitory Authority, Revenue Bonds (Series J), 5.000% (Brookdale Hospital Medical Center)/(AMBAC INS)/(Original Issue Yield: 5.10%), 2/15/2010	1,000,000	1,061,980

New York State Dormitory Authority, Revenue Bonds, 5.850% (Arden Hill)/(FHA INS), 8/1/2026	160,000	173,379

New York State Dormitory Authority, Revenue Bonds, 5.850% (Wesley Health System)/(FHA INS), 8/1/2026	360,000	386,752

New York State Dormitory Authority, Revenue Bonds, 7.500%, 5/15/2013	3,000,000	3,800,010

New York State Dormitory Authority, Refunding Revenue Bonds, 5.30% (Rochester, NY)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.475%), 7/1/2017	1,000,000	1,059,420

New York State Dormitory Authority, Revenue Refunding Bonds, 7.150% (R & J Jewish Geriatric Center)/(FHA INS), 8/1/2014	75,000	76,673

New York State Dormitory Authority, Rochester University, 5.125%, 7/1/2039	1,000,000	1,043,430

New York State Dormitory Authority, United Health Services, 5.375% (AMBAC INS)/(Original Issue Yield: 5.573%), 8/1/2027	1,000,000	1,068,330

New York State Dormitory Authority, Unrefunded, Revenue Bonds 2005 Mental Health (Series D), 5.125% (Original Issue Yield: 5.33%), 8/15/2017	10,000	10,551

New York State Environmental Facilities Corp. State Clean Water and Drinking Water, Revolving Revenue Bonds, 5.000%, 6/15/2016	1,000,000	1,079,580

New York State Environmental Facilities Corp., 5.000%, 10/15/2015	430,000	463,858

New York State Environmental Facilities Corp., 5.875%, 1/15/2017	400,000	445,556

New York State Environmental Facilities Corp., Refunding Revenue Bonds, 5.200% (Original Issue Yield: 5.20%), 5/15/2014	75,000	83,476

New York State Environmental Facilities Corp., Revenue Bonds, 5.850%, 1/15/2015	1,040,000	1,083,160

New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series A), 5.700% (Occidental Petroleum Corp.)/(Original Issue Yield: 5.75%), 9/1/2028	$25,000	$25,033

New York State HFA, (Series A), 6.900%, 8/15/2007	15,000	15,034

New York State HFA, (Series A), 7.750% (FHA INS)/(Original Issue Yield: 7.748%), 8/15/2017	1,000,000	1,022,730

New York State HFA, Refunding Revenue Bonds, 7.900% (United States Treasury COL), 11/1/2006	50,000	51,946

New York State HFA, (Series 1995 A), Service Contract Obligation Revenue Bonds, 6.250% (Original Issue Yield: 6.35%), 9/15/2010	365,000	376,596

New York State HFA, (Series 1995 A), Service Contract Obligation Revenue Bonds, 6.250% (Original Issue Yield: 6.35%), 9/15/2010	635,000	677,488

New York State HFA, (Series 1995 A), Service Contract Obligation Revenue Bonds, 6.375% (Original Issue Yield: 6.45%), 9/15/2015	885,000	954,862

New York State Mortgage Agency, Refunding Revenue Bonds, 5.70% (Original Issue Yield: 5.70%), 4/1/2011	865,000	898,501

New York State Mortgage Agency, (Series 67), 5.800% (Original Issue Yield: 5.799%), 10/1/2028	480,000	495,269

New York State Mortgage Agency, Revenue Bonds (Series, MBIA), 5.875% (MBIA Insurance Corp. INS), 10/1/2015	145,000	151,938

New York State Mortgage Agency, Refunding Revenue Bonds (Series 53), 5.250%, 10/1/2006	300,000	308,097

New York State Thruway Authority, (Series 1999A), 5.125% (New York State Thruway Authority - Highway and Bridge Trust Fund)/(Original Issue Yield: 4.601%), 4/1/2011	1,000,000	1,078,660

New York State Thruway Authority, (Series 2000A), 6.250% (New York State Thruway Authority - Highway and Bridge Trust Fund)/(FSA INS), 4/1/2011	1,000,000	1,145,670

New York State Thruway Authority, (Series 2000A), 6.000% (New York State Thruway Authority - Highway and Bridge Trust Fund)/(Original Issue Yield: 5.69%), 4/1/2015	1,000,000	1,132,420

Niagara Falls, NY, Bridge Commission, (Series B), 5.250% (FGIC INS)/(Original Issue Yield: 5.35%), 10/1/2015	25,000	27,874

North Babylon Union Free School District, NY, (Series A), 5.500% (FGIC INS)/(Original Issue Yield: 5.57%), 2/15/2017	1,000,000	1,102,970

Onondaga County, NY, IDA, University and College Improvements Revenue Bonds, 5.000%, 3/1/2009	85,000	89,383

Orange County, NY, GO UT, 5.100% (Original Issue Yield: 5.29%), 7/15/2019	1,580,000	1,688,815

Riverton Housing Corp., Revenue Bonds, 6.650% (FHA INS), 8/1/2024	160,000	175,160

Schenectady, NY, IDA, (Series A), 5.450% (Union College)/(AMBAC INS)/(Original Issue Yield: 5.467%), 12/1/2029	155,000	169,635

TSASC, Inc. NY, Cash flow management, Public Improvements, 6.250%, 7/15/2027	$1,000,000	$1,041,740

Tobacco Settlement Financing Corp., NY, (Series A), 5.000%, 6/1/2011	500,000	512,980

Tobacco Settlement Financing Corp., NY, (Series A-1), 5.250% (Original Issue Yield: 4.00%), 6/1/2016	1,430,000	1,539,810

Tobacco Settlement Financing Corp., NY, Asset Backed Revenue Bonds (Series C-1), 5.250% (New York State), 6/1/2013	400,000	425,196

Tobacco Settlement Financing Corp., NY, Revenue Bonds, (Series C-1), 5.500%, 6/1/2010	500,000	501,290

Tompkins County, NY, IDA, Revenue Bonds, 6.050% (Ithacare Center Project)/(FHA INS), 2/1/2017	550,000	572,831

Tompkins, NY, Health Care Corp., 10.800% (FHA INS), 2/1/2028	280,000	317,436

Triborough Bridge & Tunnel Authority, NY, (Series A), 5.000% (Original Issue Yield: 5.24%), 1/1/2027	640,000	664,019

Triborough Bridge & Tunnel Authority, NY, (Series Y), Refunding Revenue Bonds, 6.125% (CapMAC Holdings, Inc.)/(CapMAC Holdings, Inc. LOC)/(Original Issue Yield: 6.20%), 1/1/2021	3,500,000	4,338,705

Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, 6.750% (Original Issue Yield: 6.821%), 1/1/2009	285,000	309,946

Utica, NY, IDA Civic Facility, (Series A), Revenue Bonds, 5.500% (Munson Williams Proctor), 7/15/2029	425,000	452,294

Utica, NY, IDA Civic Facility, (Series A), 5.375% (Munson Williams Proctor)/(Original Issue Yield: 5.45%), 7/15/2019	320,000	341,136

Utica, NY, IDA Civic Facility, GO, 5.500%, 8/15/2013	510,000	561,439

Webster, NY, CSD, GO UT, 5.125% (FGIC INS)/(Original Issue Yield: 5.40%), 6/15/2019	1,000,000	1,092,320

TOTAL NEW YORK		$69,285,102

PUERTO RICO – 4.4%

Commonwealth of Puerto Rico, GO UT, 7.000%, 7/1/2010	$550,000	$651,602

Puerto Rico Electric Power Authority, Revenue Bonds – (Series S), 6.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.30%), 7/1/2009	1,000,000	1,123,940

Puerto Rico Highway and Transportation Authority, Refunding Revenue Bonds (Series Y), 6.250% (MBIA Insurance Corp. INS), 7/1/2014	1,390,000	1,685,792

Puerto Rico Industrial, Medical & Environmental PCA, Revenue Bonds, 5.100% (American Home Products Corp.)/(Original Issue Yield: 5.30%), 12/1/2018	25,000	25,668

TOTAL PUERTO RICO		$3,487,002

SOUTH CAROLINA – 0.7%

Tobacco Settlement Revenue Management Authority, SC, (Series B), 6.375% (Original Issue Yield: 6.48%), 5/15/2030	500,000	525,790

WISCONSIN – 2.4%

Badger, WI, Tobacco Asset Securitization Corp., Refunding Revenue Bonds, 6.125%, 6/1/2027	1,865,000	1,906,758

TOTAL MUNICIPAL BONDS (IDENTIFIED COST $73,521,726)		$76,750,728

SHORT-TERM MUNICIPALS – 0.6%

NEW YORK – 0.6%

New York City, NY, Municipal Water Finance Authority, (Series 2001 F-1), Daily VRDNs (Dexia Credit Local LIQ) (AT AMORTIZED COST)	500,000	$500,000

TOTAL INVESTMENTS – 96.5% (IDENTIFIED COST $74,021,726)		$77,250,728

OTHER ASSETS AND LIABILITIES – NET – 3.5%		$2,823,172

TOTAL NET ASSETS – 100%		$80,073,900

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Pennsylvania Municipal Bond Fund

At April 30, 2005 the fund’s portfolio composition1 was as follows:

Percentage of Total Investments[2]

Refunding Bonds	38.6%

School Improvements	12.0%

Public Improvements	7.7%

Cash Flow Management	6.2%

Industrial Improvements	5.8%

Highway Improvements	5.5%

Other	3.3%

Water Utility Improvements	2.7%

State Single Family Housing	2.5%

Recreational Facility Improvements	1.7%

State Multi-Family Housing	1.7%

Transit Improvements	1.7%

University & College Improvements	1.7%

Correctional Facility Improvements	1.6%

Natural Gas Utility Improvements	1.5%

Health, Hospital, Nursing Home Improvements	1.3%

Housing	1.2%

Port, Airport & Marina Improvements	1.0%

Local Single Family Improvements	0.9%

Refunding Notes	0.8%

Pollution Control	0.6%

TOTAL	100%

At April 30, 2005, the fund’s credit quality ratings composition3 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments[2]		Moody’s Long-Term Ratings as Percentage of Total Investments[2]

AAA	55.6%	Aaa	72.3%

AA	15.7%	Aa	13.0%

A	2.1%	A	1.3%

BBB	4.8%	Baa	3.1%

Not Rated by S&P	21.8%	Not Rated by Moody’s	10.3%

TOTAL	100%	TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s adviser.

(2) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) These tables depict the long-term credit quality ratings assigned to the fund’s portfolio holdings by Standard & Poor’s and Moody’s Investor Service, each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” category. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the “Not rated by…” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund’s Statement of Additional Information. Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

6MUNICIPAL BONDS – 98.7%

PENNSYLVANIA – 95.5%

Adams County, PA, GO UT Refunding Notes, 5.30% (FGIC INS)/(Original Issue Yield: 5.42%), 11/15/2019 Pre-refunded to 5/15/2011	$1,185,000	$1,317,045

Allegheny County, PA, Higher Education Building Authority, (Duquesne University Project), 5.125% (AMBAC INS), 3/1/2013	435,000	482,602

Allegheny County, PA, IDA, Refunding Revenue Bond, 6.70%, 12/1/2020	2,150,000	2,214,930

Allegheny County, PA, Port Authority, Refunding Revenue Bonds, 6.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.125%), 3/1/2024 Pre-refunded to 3/1/2009	2,500,000	2,794,925

Allegheny County, PA, GO, (Series C-52), 5.25% (FGIC INS)/(Original Issue Yield: 5.50%), 11/1/2021 Pre-refunded to 5/1/2011	4,000,000	4,433,720

Allegheny County, PA, GO, (Series C-56), 4.50% (FSA INS), 10/1/2006	1,500,000	1,534,755

Belle Vernon, PA, Area School District, GO UT, 6.00% (FGIC INS)/(Original Issue Yield: 6.09%), 4/1/2021 Pre-refunded to 4/1/2009	1,210,000	1,344,528

Berks County, PA, Vocational Technical School Authority, Revenue Bonds, 5.00% (MBIA Insurance Corp. INS), 6/1/2014	1,655,000	1,822,817

Blair County, PA, (Series A), 5.00% (AMBAC INS)/(Original Issue Yield: 3.45%), 8/1/2007	1,000,000	1,046,630

Bucks County, PA, IDA, Environmental Improvement Revenue Bonds, Mandatory Put, 5.40%, 11/1/2011 (Series 1995)/(USX Corp.)/(Wachovia Bank N.A. LOC)	750,000	831,060

Bucks County, PA, IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(Original Issue Yield: 6.12%), 10/1/2027	1,000,000	1,055,910

Bucks County, PA, IDA, Revenue Bonds, 10.00%, 5/15/2019	4,775,000	7,812,903

Butler County, PA, IDA, GO UT, 6.00% (FGIC INS)/(Original Issue Yield: 6.00%), 7/15/2011	1,000,000	1,147,070

Charleroi, PA, Area School District, (Series C), 5.75% (FGIC INS)/(Original Issue Yield: 5.90%), 10/1/2014 Pre-refunded to 10/1/2009	1,070,000	1,188,877

Charleroi, PA, Area School District, (Series C), 6.00% (FGIC INS), 10/1/2017	30,000	33,365

Charleroi, PA, Area School District, (Series C), 6.00% (FGIC INS), 10/1/2017 Pre-refunded to 10/1/2009	1,300,000	1,457,781

Chester County, PA, HEFA, Refunding Revenue Bonds, 5.50% (Chester County Hospital, PA)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.70%), 7/1/2007	965,000	1,002,538

Chester County, PA, HEFA, Refunding Revenue Bonds, 5.625% (Chester County Hospital, PA)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.90%), 7/1/2010	1,675,000	1,741,464

Chester County, PA, HEFA, Refunding Revenue Bonds, 5.625% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.85%), 7/1/2009	$1,985,000	$2,063,765

Chester County, PA, HEFA, Revenue Bonds, 5.625% (Immaculata College)/(Radian Asset Assurance INS), 10/15/2027	2,250,000	2,393,100

Chester County, PA ,HEFA, Revenue Bonds, (Series B), 5.375% (Jefferson Health System)/(Original Issue Yield: 5.63%), 5/15/2027	2,000,000	2,062,940

Dauphin County, PA, General Authority, Revenue Refunding Bonds, 5.20% (Pinnacle Health System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 5/15/2009	910,000	955,200

Delaware County, PA, Authority, Dunwoody Village, 6.25% (Original Issue Yield: 6.45%), 4/1/2030	1,200,000	1,261,632

Delaware County, PA, 5.125%,11/15/2016	4,500,000	4,713,705

Delaware River Joint Toll Bridge Commission, Refunding Revenue Bonds, 5.25% (Original Issue Yield: 4.66%), 7/1/2018	2,000,000	2,169,800

Dover, PA, Area School District, GO UT, 4.50% (FGIC INS)/(Original Issue Yield: 4.09%), 4/1/2014	600,000	633,954

Downingtown Area School District, PA, GO UT, 5.25% (FSA INS), 4/1/2014	1,500,000	1,647,255

Greater Johnstown, PA, School District, GO UT, 5.00% (FGIC INS), 2/1/2009	1,365,000	1,462,625

Greene County, PA, IDA, Refunding Revenue Bonds, 4.75% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.749%), 2/1/2007	710,000	732,599

Hempfield, PA, School District, GO UT, (Series B), 5.00% (FGIC INS), 10/15/2018	2,650,000	2,885,002

Indiana County, PA, IDA, (Series A), 5.875% (AMBAC INS)/(Original Issue Yield: 6.04%), 11/1/2029	1,300,000	1,358,357

Indiana County, PA, IDA, 6.00% (MBIA Insurance Corp. INS), 6/1/2006	1,500,000	1,551,210

Lancaster County, PA, Solid Waste Management, (Series B), 5.375% (AMBAC LOC)/(Original Issue Yield: 5.05%), 12/15/2015	4,000,000	4,333,680

Lancaster County, PA, (Series A), 5.60% (FGIC LOC)/(Original Issue Yield: 5.65%), 5/1/2012 Pre-refunded to 5/1/2010	2,000,000	2,231,060

Mercer County, PA, General Obligation Unltd, 5.50%, 10/1/2019	1,215,000	1,350,327

Mercer County, PA, General Obligation Unltd, 5.50%, 10/1/2018	1,155,000	1,283,644

Montgomery County, PA, Higher Education & Health Authority College, Revenue Bonds, 5.70% (Connie Lee LOC)/(Original Issue Yield: 5.80%), 4/1/2010	500,000	522,785

Montgomery County, PA, Higher Education & Health Authority Hospital, Revenue Bonds, 7.25% (Original Issue Yield: 7.40%), 12/1/2019	3,000,000	3,239,160

Montgomery County, PA, Higher Education & Health Authority Hospital, Revenue Refunding Bonds, 5.50% (Holy Redeemer Health Care)/(AMBAC INS), 10/1/2008	$1,275,000	$1,357,671

Montgomery County, PA, IDA, Refunding Revenue Bonds, 5.35% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.46%), 8/15/2027	1,500,000	1,563,255

Montgomery County, PA, IDA, Retirement Community Revenue Bonds (Series 1996B), 5.75% (Adult Communities Total Services, Inc.)/(Original Issue Yield: 5.98%), 11/15/2017	1,000,000	1,047,770

Montgomery County, PA, IDA, Revenue Bonds, 5.25% (Original Issue Yield: 5.48%), 11/15/2028	1,850,000	1,874,346

Montgomery County, PA, 5.375%, 7/15/2013	1,885,000	2,041,361

North Allegheny, PA, School District, GO UT, 5.50% (FGIC INS), 11/1/2010	1,765,000	1,964,763

Pennsylvania Convention Center Authority, Revenue Bonds, 6.00% (FGIC INS)/(Original Issue Yield: 6.80%), 9/1/2019	2,410,000	2,907,255

Pennsylvania State General Obligation UT, 5.25% (Original Issue Yield: 4.69%), 10/15/2008	2,000,000	2,152,460

Pennsylvania State General Obligation UT, 6.00% (Original Issue Yield: 5.96%), 1/15/2018	3,000,000	3,409,080

Pennsylvania State General Obligation, (Series, 2nd), 5.10% (FSA INS)/(Original Issue Yield: 5.20%), 5/1/2022	475,000	522,785

Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.50% (St. Joseph’s University)/(Radian Asset Assurance INS), 12/15/2015	1,940,000	2,134,621

Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.25% (Bryn Mawr College)/(AMBAC INS)/(Original Issue Yield: 4.06%), 12/1/2012	250,000	278,982

Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.60% (Original Issue Yield: 5.60%), 11/1/2022	2,600,000	2,771,574

Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (York College of Pennsylvania)/(FGIC INS), 11/1/2020	550,000	589,402

Pennsylvania State Higher Education Facilities Authority, University and College Improvement Bonds, 5.25% (Temple University)/(MBIA Insurance Corp. LOC), 4/1/2014	425,000	453,904

Pennsylvania State IDA, Economic Development Revenue Bonds, 5.50% (AMBAC INS), 7/1/2013	500,000	566,815

Pennsylvania State IDA, Refunding Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue Yield: 5.20%), 7/1/2006	1,990,000	2,062,257

Pennsylvania State IDA, Refunding Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue Yield: 5.20%), 7/1/2006	1,010,000	1,047,976

Pennsylvania State IDA, Revenue Refunding Bonds, 4.50% (AMBAC INS), 7/1/2008	800,000	836,392

Pennsylvania State Turnpike Commission, (Series S), 5.625% (FGIC INS)/(Original Issue Yield: 4.77%), 6/1/2013	$5,500,000	$6,206,750

Pennsylvania State University, Refunding Revenue Bonds, 5.25% (Original Issue Yield: 4.67%), 8/15/2016	1,000,000	1,134,560

Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2017	1,335,000	1,460,690

Pennsylvania State University, (Series A), 5.00%, 9/1/2019	1,500,000	1,619,265

Pennsylvania State General Obligation UT, 5.00% (FGIC INS), 7/1/2008	2,500,000	2,659,875

Pennsylvania State, 5.00%, 8/1/2016 Pre-refunded to 8/1/2008	1,475,000	1,581,923

Perkiomen Valley School District, PA, GO UT, 5.00% (Original Issue Yield: 4.82%), 4/1/2028	2,500,000	2,616,700

Philadelphia, PA, IDA, (Series B), 5.25% (FSA INS)/(Original Issue Yield: 5.45%), 10/1/2030	2,000,000	2,123,480

Philadelphia, PA, IDA, (Series B), 5.25% (FSA LOC)/(Original Issue Yield: 4.50%), 10/1/2010	1,000,000	1,096,580

Philadelphia, PA, IDA, Refunding Revenue Bonds, 4.75% (Original Issue Yield: 4.84%), 8/15/2008	1,000,000	1,006,200

Philadelphia, PA, IDA, Refunding Revenue Bonds, 5.20%, 6/15/2018	2,100,000	2,130,156

Philadelphia, PA, IDA, Revenue Bonds, 6.00% (Philadelphia, PA)/(MBIA Insurance Corp. INS), 2/15/2007	1,365,000	1,438,642

Philadelphia, PA, Health & Educational Facilities, Refunding Revenue Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 4.40%), 5/1/2014	1,280,000	1,425,267

Philadelphia, PA, Health & Educational Facilities, Refunding Revenue Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 4.53%), 5/1/2015	1,350,000	1,501,888

Philadelphia, PA, Water & Wastewater System, (Series A), 5.00% (AMBAC LOC)/(Original Issue Yield: 5.25%), 8/1/2013	2,000,000	2,120,520

Philadelphia, PA, Water & Wastewater System, Refunding Revenue Bonds, 5.625% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.81%), 6/15/2009	1,900,000	2,085,554

Philadelphia, PA, Water & Wastewater System, Refunding Revenue Bonds, 6.25% (MBIA Insurance Corp. INS), 8/1/2007	3,000,000	3,217,800

Philadelphia, PA, Water & Wastewater System, Revenue Refunding Bonds, 6.25% (MBIA Insurance Corp. INS), 8/1/2008	2,150,000	2,365,129

Philadelphia, PA, GO UT, 5.25% (FSA INS)/(Original Issue Yield: 4.59%), 9/15/2015	1,000,000	1,089,270

Philadelphia, PA, Refunding GO UT Bonds, 5.125% (FGIC INS), 5/15/2014	3,000,000	3,233,130

Pittsburgh, PA, Auditorium Authority, Refunding Revenue Bonds, 5.25% (AMBAC INS)/(Original Issue Yield: 5.155%), 2/1/2017	3,000,000	3,244,260

Pittsburgh, PA, School District, GO UT, 5.25% (FSA LOC)/(Original Issue Yield: 4.12%), 9/1/2009	$500,000	$542,210

Scranton, PA, Parking Authority, Refunding Revenue Bonds, 5.00% (Scranton, PA School District)/(FGIC INS)/(Original Issue Yield: 4.92%), 9/15/2033	2,355,000	2,461,729

Scranton-Lackawanna, PA, Health & Welfare Authority, Refunding Revenue Bonds, 5.625% (Mercy Health Care Systems)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.75%), 1/1/2016	2,000,000	2,117,040

Southeastern, PA, Transportation Authority, (Series A) Revenue Bonds, 5.25% (FGIC INS), 3/1/2013	500,000	541,005

Swarthmore Boro Authority PA, Refunding Revenue Bonds, 5.25% (Original Issue Yield: 4.65%), 9/15/2020	1,000,000	1,087,790

Tredyffrin Township, PA, GO UT Unrefunded Balance, 5.25% (Original Issue Yield: 5.60%), 11/15/2017	1,015,000	1,050,058

Tredyffrin-Easttown, PA, School District, GO UT, 5.00% (Original Issue Yield: 3.92%), 2/15/2009	1,000,000	1,072,290

Tredyffrin-Easttown, PA, School District, GO UT Refunding Bonds, 5.00%, 2/15/2015	3,535,000	3,918,689

Description	Principal Amount or Shares	Value

West Chester, PA, Area School District, GO UT Bonds, 5.00% (State Aid Withholding GTD), 4/15/2016	$1,515,000	$1,630,534

West Chester, PA, Area School District, GO UT Bonds, 5.00% (State Aid Withholding GTD), 4/15/2018	1,000,000	1,073,730

TOTAL PENNSYLVANIA		$162,550,103

PUERTO RICO – 3.2%

Puerto Rico Electric Power Authority, Revenue Bonds (Series PP), 5.00% (FGIC INS), 7/1/2022	$5,000,000	$5,394,400

TOTAL MUNICIPAL BONDS (IDENTIFIED COST $159,698,202)		$167,944,503

7MUTUAL FUND – 0.1%

Pennsylvania Municipal Cash Trust, Institutional Shares (AT NET ASSET VALUE)	124,325	$124,325

TOTAL INVESTMENTS – 98.8% (IDENTIFIED COST $159,822,527)		$168,068,828

OTHER ASSETS AND LIABILITIES – NET – 1.2%		$2,101,167

TOTAL NET ASSETS – 100%		$170,169,995

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Maryland Municipal Bond Fund

At April 30, 2005, the fund’s portfolio composition1 was as follows:

Percentage of Total Investments[2]

Refunding Bonds	36.0%

Health, Hospital, Nursing Home Improvements	18.2%

Public Improvements	7.4%

School Improvements	7.0%

University & College Improvements	6.7%

Miscellaneous Improvements	3.6%

Other	3.6%

Water Utility Improvements	3.6%

Highway Improvements	2.7%

Recreational Facility Improvements	2.6%

Housing	2.1%

Cash Flow Management	2.0%

Refunding Notes	2.0%

Private Primary Schools	1.5%

Industrial Improvements	1.0%

TOTAL	100%

At April 30, 2005, the fund’s credit quality ratings composition4 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments[2]		Moody’s Long-Term Ratings as Percentage of Total Investments[2]

AAA	43.7%	Aaa	45.9%

AA	29.0%	Aa	27.3%

A	4.8%	Baa	11.7%

BBB	6.9%	A	3.9%

Not Rated by S&P	15.6%	Not Rated by Moody’s	11.2%

TOTAL	100%	TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s adviser.

(2) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

(4) These tables depict the long-term credit quality ratings assigned to the fund’s portfolio holdings by Standard & Poor’s and Moody’s Investor Service, each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” category. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the “Not rated by…” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund’s Statement of Additional Information. Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

6MUNICIPAL BONDS – 98.9%

DISTRICT OF COLUMBIA – 0.9%

Washington, DC, Metro Area Transit Authority, Refunding Revenue Bonds, 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 3.55%), 1/1/2012	$1,000,000	$1,103,850

MARYLAND – 92.0%

Anne Arundel County, MD, GO UT, 5.00% (Original Issue Yield: 3.86%), 3/1/2016	1,000,000	1,087,000

Anne Arundel County, MD, GO, 6.00%, 9/1/2006	2,000,000	2,085,460

Anne Arundel County, MD, Refunding Revenue Bonds National Business Park Project, 5.125%, 7/1/2028	2,200,000	2,358,642

Baltimore County, MD, Convention Center, Refunding Revenue Bonds, 5.375% (MBIA Insurance Corp. INS), 9/1/2011	2,910,000	3,165,207

Baltimore County, MD, Port Facility, Refunding Revenue Bonds, 6.50%, 10/1/2011	1,000,000	1,077,600

Baltimore, MD Water Projects, Revenue Bonds (Series A), 5.375% (FGIC INS), 7/1/2015	775,000	873,797

Baltimore, MD, Refunding Revenue Bonds, (Series A), 5.75% (FSA INS)/(Original Issue Yield: 5.80%), 7/1/2030, Pre-refunded 7/1/2010	3,000,000	3,379,380

Baltimore, MD, Refunding Revenue Bonds, 5.25% (FGIC INS), 7/1/2017	1,000,000	1,128,230

Calvert County, MD, Pollution Control, 5.55% (Baltimore Gas & Electric Co.)/(MBIA Insurance Corp. INS), 7/15/2014	2,500,000	2,555,700

Carroll County, MD, Revenue Bonds, 5.375% (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset Assurance INS), 1/1/2016	2,000,000	2,136,040

Frederick County, MD, Revenue Bonds, 5.75% (Original Issue Yield: 5.88%), 9/1/2025	1,000,000	1,053,110

Frederick County, MD, Revenue Bonds, 5.90% (Original Issue Yield: 5.95%), 1/1/2017	1,000,000	998,070

Harford County, MD, GO UT, 5.50%, 12/1/2008	1,895,000	2,049,765

Howard County, MD, GO UT, 5.25%, 8/15/2016, Pre-refunded 2/15/2012	1,480,000	1,657,171

Howard County, MD, 5.25%, 8/15/2015, Pre-refunded 2/15/2012	1,800,000	1,980,342

Howard County, MD, 5.25%, 8/15/2015	125,000	139,964

Maryland National Capital Park & Planning Commission, GO UT, 5.00% (Original Issue Yield: 3.40%), 1/15/2015	2,000,000	2,206,580

Maryland State Community Development Administration, 5.05% (MHF LOC), 4/1/2008	1,000,000	1,032,640

Maryland State Community Development Administration, 5.20%, 12/1/2029	2,000,000	2,102,180

Maryland State Community Development Administration, (Series A), 5.60%, 3/1/2017	935,000	970,867

Maryland State Department of Transportation, 5.50% (Original Issue Yield: 4.59%), 2/1/2016	1,000,000	1,155,100

Maryland State Department of Transportation, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 3.95%), 5/1/2015	$1,375,000	$1,517,711

Maryland State Economic Development Corp., 4.65% (GNMA Collateralized Home Mortgage Program COL), 12/20/2008	440,000	454,071

Maryland State Economic Development Corp., 5.60%, 6/1/2010	1,405,000	1,487,951

Maryland State Economic Development Corp., 6.00% (Original Issue Yield: 6.054%), 6/1/2019	1,000,000	1,060,690

Maryland State Economic Development Corp., 7.125%, 4/1/2019	820,000	888,978

Maryland State Economic Development Corp., 8.25%, 11/1/2026	1,000,000	995,610

Maryland State Health & Higher Educational Facilities Authority, (Series A) Revenue Bonds, 5.25% (Medlantic/Helix Parent, Inc.)/(FSA INS), 8/15/2012	1,175,000	1,264,006

Maryland State Health & Higher Educational Facilities Authority, (Series A), 4.75% (Original Issue Yield: 4.90%), 11/1/2014	1,000,000	1,043,260

Maryland State Health & Higher Educational Facilities Authority, (Series B), 5.00% (AMBAC INS)/(Original Issue Yield: 3.84%), 7/1/2015	1,740,000	1,902,029

Maryland State Health & Higher Educational Facilities Authority, (Series B), 5.00% (AMBAC INS)/(Original Issue Yield: 4.59%), 7/1/2024	250,000	267,953

Maryland State Health & Higher Educational Facilities Authority, 4.80%, 10/1/2028	1,000,000	1,000,080

Maryland State Health & Higher Educational Facilities Authority, 5.00% (AMBAC INS)/(Original Issue Yield: 5.27%), 7/1/2027	2,500,000	2,691,650

Maryland State Health & Higher Educational Facilities Authority, 5.00% (Frederick Memorial Hospital)/(Original Issue Yield: 5.20%), 7/1/2022	2,500,000	2,593,600

Maryland State Health & Higher Educational Facilities Authority, 5.00% (Johns Hopkins Hospital), 5/15/2013	1,465,000	1,580,120

Maryland State Health & Higher Educational Facilities Authority, 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.17%), 7/1/2019	1,500,000	1,582,965

Maryland State Health & Higher Educational Facilities Authority, 5.00% (Mercy Ridge, Inc.), 4/1/2008	2,000,000	2,029,840

Maryland State Health & Higher Educational Facilities Authority, 5.00% (Original Issue Yield: 5.20%), 7/1/2008	1,000,000	1,002,860

Maryland State Health & Higher Educational Facilities Authority, 5.00% (University of Maryland Medical System), 7/1/2012	1,000,000	1,064,650

Maryland State Health & Higher Educational Facilities Authority, 5.125% (Johns Hopkins University)/(Original Issue Yield: 5.54%), 7/1/2020	2,000,000	2,131,260

Maryland State Health & Higher Educational Facilities Authority, 5.25% (FSA INS), 8/15/2011	$2,000,000	$2,160,420

Maryland State Health & Higher Educational Facilities Authority, 5.25% (FSA INS)/(Original Issue Yield: 5.35%), 7/1/2020	1,585,000	1,720,755

Maryland State Health & Higher Educational Facilities Authority, 5.25% (Johns Hopkins University)/(Original Issue Yield: 5.52%), 7/1/2017	2,000,000	2,161,660

Maryland State Health & Higher Educational Facilities Authority, 5.50% (Howard County General Hospital, MD)/(Original Issue Yield: 5.68%), 7/1/2013	925,000	967,883

Maryland State Health & Higher Educational Facilities Authority, 5.625% (Mercy Medical Center)/(Original Issue Yield: 5.80%), 7/1/2031	2,000,000	2,060,180

Maryland State Health & Higher Educational Facilities Authority, 5.80% (Original Issue Yield: 5.93%), 1/1/2032	1,135,000	1,195,688

Maryland State Health & Higher Educational Facilities Authority, 6.00% (Carroll County, MD General Hospital), 7/1/2037	2,250,000	2,383,470

Maryland State Health & Higher Educational Facilities Authority, 6.00% (Catholic Health Initiatives), 12/1/2013	1,370,000	1,521,673

Maryland State Health & Higher Educational Facilities Authority, 6.00% (Original Issue Yield: 6.05%), 1/1/2015	1,500,000	1,569,420

Maryland State Health & Higher Educational Facilities Authority, 6.00% (Original Issue Yield: 6.05%), 7/1/2020	250,000	264,035

Maryland State Health & Higher Educational Facilities Authority, 6.00% (Original Issue Yield: 6.146%), 7/1/2031	1,500,000	1,565,760

Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 4.05%), 8/15/2011	1,000,000	1,057,900

Maryland State Health & Higher Educational Facilities Authority, (Series A), 5.375% (Loyola College in Maryland, Inc.)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.45%), 10/1/2011	950,000	1,000,949

Maryland State IDFA, 5.10% (National Aquarium in Baltimore, Inc.)/(Original Issue Yield: 5.21%), 11/1/2022	1,000,000	1,060,990

Maryland State Stadium Authority, 5.50% (AMBAC INS)/(Original Issue Yield: 5.55%), 3/1/2012	1,000,000	1,032,120

Maryland State, 5.50%, 3/1/2013	2,000,000	2,294,940

Maryland Water Quality Financing Administrative Revolving Loan Fund, (Series A), 6.55%, 9/1/2014	900,000	902,835

Montgomery County, MD, Revenue Authority Lease, Revenue Bonds, 5.00%, 4/1/2013	1,330,000	1,458,757

Montgomery County, MD, Special Obligation, Special Tax, 5.375% (Radian Group, Inc. INS)/(Original Issue Yield: 5.48%), 7/1/2020	250,000	269,423

Montgomery County, MD, GO UT, Refunding Bonds (Series A), 5.80% (Original Issue Yield: 5.90%), 7/1/2007	$1,000,000	$1,063,730

Montgomery County, MD, GO UT, 5.60% (Original Issue Yield: 5.70%), 1/1/2016, Pre-refunded 1/1/2010	2,000,000	2,241,980

New Baltimore, MD, Board School Commerce, Revenue Bonds, 5.00% (Original Issue Yield: 5.05%), 11/1/2013	1,135,000	1,227,139

Northeast, MD, Waste Disposal Authority, Revenue Bonds, 7.20% (MBIA Insurance Corp. INS), 10/1/2006	2,500,000	2,544,325

Prince Georges County, MD, Consolidaed Public Improvement GO UT, Prerefunded, 5.50% (FSA INS), 10/1/2010	1,945,000	2,161,556

Prince Georges County, MD, Consolidated Public Improvement GO UT, Unrefunded, 5.50% (FSA INS), 10/1/2010	55,000	60,786

Queen Annes County, MD, 5.00% (MBIA Global Funding LLC LOC), 11/15/2016	1,000,000	1,110,330

Queen Annes County, MD, Public Facility, 5.40% (FGIC INS)/(Original Issue Yield: 5.48%), 11/15/2011	1,000,000	1,065,040

Queen Annes County, MD, Public Facility, 6.00% (FGIC INS)/(Original Issue Yield: 5.25%), 11/15/2008	1,000,000	1,083,630

St. Mary's College, MD, Refunding Revenue Bonds Academic and Auxiliary Fee (Series A), 4.50% (AMBAC INS)/(Original Issue Yield: 4.65%), 9/1/2030	2,250,000	2,263,770

St. Mary’s College, MD, Refunding Revenue Bonds, 5.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 9/1/2027	2,000,000	2,126,600

St. Mary’s County, MD, GO UT, 4.45% (Original Issue Yield: 4.50%), 7/1/2014	1,100,000	1,167,078

St. Mary’s County, MD, GO UT, 5.00% (Original Issue Yield: 5.00%), 10/1/2021	1,000,000	1,081,940

University of Maryland, Auxiliary Facility & Tuition Refunding Revenue Bonds (Series A), 5.00%, 4/1/2009	1,000,000	1,076,730

University of Maryland, Revenue Bonds, 5.25%, 10/1/2011	1,000,000	1,087,660

Washington Suburban Sanitation District, MD, GO UT , 6.00%, 6/1/2018	1,000,000	1,219,970

TOTAL MARYLAND		$110,983,251

PUERTO RICO – 4.2%

Commonwealth of Puerto Rico, GO UT, 6.25% (MBIA Insurance Corp. INS), 7/1/2012	1,000,000	1,186,630

Puerto Rico HFA, Capital Funding Program, 5.00% (Original Issue Yield: 4.22%), 12/1/2018	2,000,000	2,138,240

Puerto Rico Public Finance Corp., (Series A), 5.375% (AMBAC INS)/(Original Issue Yield: 4.94%), 6/1/2019	1,500,000	1,747,800

TOTAL PUERTO RICO		$5,072,670

WISCONSIN – 1.8%

Badger, WI, Tobacco Asset Securitization Corp., Revenue Bonds, 7.00%, 6/1/2028	$2,000,000	$2,163,660

TOTAL MUNICIPAL BONDS (IDENTIFIED COST $113,552,505)		$119,323,431

Description	Shares	Value

7MUTUAL FUND – 0.0%

Maryland Municipal Cash Trust (AT NET ASSET VALUE)	38,153	$38,153

TOTAL INVESTMENTS – 98.9% (IDENTIFIED COST $113,590,658)		$119,361,584

OTHER ASSETS AND LIABILITIES – NET – 1.1%		$1,307,581

TOTAL NET ASSETS – 100%		$120,669,165

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Intermediate-Term Bond Fund

At April 30, 2005, the fund’s portfolio composition was as follows:

Percentage of Total Investments[1]

U.S. Treasury	24.8%

Corporate Bonds	24.2%

Mortgage Backed Securities	17.3%

Collateralized Mortgage Obligations	8.2%

Government Agencies	3.1%

Asset Backed Securities	0.4%

Securities Lending Proceeds	17.1%

Cash Equivalents[2]	4.9%

TOTAL	100%

At April 30, 2005, the fund’s credit quality ratings composition3 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments[1]		Moody’s Long-Term Ratings As Percentage of Total Investments[1]

AAA[4]	51.0%	AAA[4]	29.9%

AA	1.7%	Aaa	21.1%

A	10.7%	Aa	1.9%

BBB	9.0%	A	12.4%

BB	0.7%	Baa	5.2%

B	0.7%	Ba	2.4%

Not Rated by S&P	4.2%	B	0.7%

Securities Lending Proceeds	17.1%	Not Rated by Moody’s	4.4%

Cash Equivalents[2]	4.9%	Securities Lending Proceeds	17.1%

		Cash Equivalents[2]	4.9%

TOTAL	100%	TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(2) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreement.

(3) These tables depict the long-term credit quality ratings assigned to the fund’s portfolio holdings by Standard & Poor’s and Moody’s Investors Service, each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by….” category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the “Not rated by …” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit ratings in the fund’s Statement of Additional Information. Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

(4) Includes U.S. Treasuries and Government Agencies, which are generally of a high credit quality, but are not rated by an NRSRO.

PORTFOLIO OF INVESTMENTS

Description		Principal Amount	Value

ASSET-BACKED SECURITIES – 0.5%

	Ford Credit Auto Owner Trust 2002-B, Class A4, 4.75%, 8/15/2006	$720,296	$723,537

	Household Automotive Trust 2002-2, Class A3, 2.85%, 3/19/2007	78,172	78,206

	Residential Asset Securities Corp. 2002-KS8, Class A3, 3.69%, 4/25/2027	135,265	135,348

	Whole Auto Loan Trust 2002-1, Class A3, 2.60%, 8/15/2006	270,281	270,083

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,203,957)			$1,207,174

COLLATERALIZED MORTGAGE OBLIGATIONS – 11.2%

	FEDERAL HOME LOAN MORTGAGE CORPORATION – 7.6%

	4.00%, 9/15/2010	1,517,899	1,504,451

	4.000%, 9/15/2019	2,362,375	2,362,894

	(Series 2672), Class GM, 4.00%, 3/15/2017	737,978	738,834

	(Series 2628C), Class QH, 4.00%, 12/15/2021	1,638,149	1,636,887

	(Series T045), Class A3, 4.105%, 10/27/2031	166,542	166,350

	(Series 2643), Class LA, 4.50%, 1/15/2011	2,545,863	2,564,855

	(Series 2872C), Class GB, 5.00%, 5/15/2028	7,000,000	7,114,520

	(Series 2672), Class NU, 5.00%, 8/15/2008	891,136	894,335

	(Series 1614), Class J, 6.25%, 11/15/2022	296,134	297,671

	(Series 1920), Class H, 7.00%, 1/15/2012	1,494,851	1,565,513

	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$18,846,310

	FEDERAL NATIONAL MORTGAGE ASSOCIATION – 1.1%

	(Series 1993-135), Class PG, 6.25%, 7/25/2008	432,823	441,133

	(Series 1993-160), Class AJ, 6.50%, 4/25/2023	2,151,475	2,218,881

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$2,660,014

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION – 0.8%

	(Series 0421A), Class PJ, 3.50%, 6/20/2025	2,085,739	2,070,388

	WHOLE LOAN – 1.7%

	Harborview Marketing Loan Trust, Class 73, 2.168%, 6/19/2034	255,314	255,130

	Structured Adjustable Rate Mortgage Loan (Series 2004-9XS), 6.000%, 2/25/2035	3,922,489	4,029,142

	TOTAL WHOLE LOAN		$4,284,272

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $28,017,028)			$27,860,984

CORPORATE BONDS – 33.1%

	AUTO COMPONENTS – 0.4%

	Lear Corp., Company Guarantee, 7.96%, 5/15/2005	1,000,000	1,001,040

	AUTOMOBILES – 0.8%

	DaimlerChrysler North America Holding Corp., 7.75%, 6/15/2005	$1,875,000	$1,884,881

	BANKS – 1.8%

	BankBoston Capital Trust III, Company Guarantee, 3.76%, 6/15/2027	1,000,000	992,590

	PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009	1,330,000	1,408,856

	Suntrust Capital III, Company Guarantee, 3.66%, 3/15/2028	1,000,000	975,880

	U.S. Bank, NA, Sub. Note, 6.30%, 7/15/2008	1,000,000	1,059,180

	TOTAL BANKS		$4,436,506

	BANKS – FOREIGN – 0.8%

	Merita Ltd., Sub. Note, 6.50%, 1/15/2006	2,060,000	2,098,646

	BANKS – REGIONAL – 1.0%

	Fleet National Bank, (Series BKNT), 5.75%, 1/15/2009	1,320,000	1,387,003

	National City Bank, Indiana, Note, 2.375%, 8/15/2006	1,055,000	1,034,470

	TOTAL BANKS – REGIONAL		$2,421,473

	CAPITAL MARKETS – 2.7%

	Bear Stearns Cos., Inc., 6.50%, 5/1/2006	1,500,000	1,540,035

	Bear Stearns Cos., Inc., Sr. Note, 7.25%, 10/15/2006	835,000	876,224

	Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,000,000	2,119,260

	Lehman Brothers Holdings, Inc., 6.25%, 5/15/2006	670,000	687,420

	Morgan Stanley, Bond, 5.80%, 4/1/2007	500,000	514,845

[3]	Morgan Stanley, Sub. Note, 4.75%, 4/1/2014	1,000,000	971,130

	TOTAL CAPITAL MARKETS		$6,708,914

	COMMERCIAL BANKS – 1.7%

	SunTrust Banks, Inc., Sub. Note, 7.375%, 7/1/2006	1,000,000	1,045,010

	Wachovia Corp., Sub. Note, 7.50%, 7/15/2006	3,000,000	3,129,330

	TOTAL COMMERCIAL BANKS		$4,174,340

	COMMERCIAL SERVICES & SUPPLIES – 0.5%

	PHH Corp., 7.125%, 3/1/2013	1,100,000	1,228,667

	CONSUMER FINANCE – 4.9%

	American Express Co., 6.875%, 11/1/2005	1,000,000	1,016,640

[3]	Capital One Bank, Note, 5.00%, 6/15/2009	2,000,000	2,026,160

	Countrywide Home Loans, Inc., Company Guarantee, (Series M), 3.05%, 11/16/2007	1,000,000	1,000,510

	Countrywide Home Loans, Inc., Company Guarantee, (Series MTNM), 3.04313%, 8/25/2006	2,000,000	2,002,400

[3]	Countrywide Home Loans, Inc., Note, (Series K), 3.50%, 12/19/2005	$1,000,000	$999,610

	General Motors Acceptance Corp., Note, (Series MTN), 5.25%, 5/16/2005	700,000	700,357

	Household Finance Corp., Note, 6.50%, 1/24/2006	1,295,000	1,321,289

	SLM Corp., Note, (Series A), 3.24063%, 1/25/2008	3,000,000	3,006,570

	TOTAL CONSUMER FINANCE		$12,073,536

	DIVERSIFIED FINANCIAL SERVICES – 4.2%

	CIT Group, Inc., Note, 3.65%, 11/23/2007	2,000,000	1,962,940

	General Electric Capital Corp., Note, (Series A), 2.98%, 3/4/2008	1,000,000	1,000,390

	International Lease Finance Corp., Unsecd. Note, 5.875%, 5/1/2013	1,800,000	1,877,850

	J.P. Morgan Chase & Co., Note, 7.60%, 5/1/2007	1,400,000	1,495,844

	J.P. Morgan Chase & Co., Unsecd. Note, 4.04%, 9/30/2034	2,000,000	2,021,520

	National Rural Utilities Cooperative Finance Corp., Collateral Trust, 6.00%, 5/15/2006	1,000,000	1,022,640

	National Rural Utilities Cooperative Finance Corp., Note, (Series MTNC), 6.50%, 3/1/2007	1,000,000	1,041,180

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$10,422,364

	DIVERSIFIED MANUFACTURING – 0.5%

[3]	Tyco International Group SA, Company Guarantee, 6.00%, 11/15/2013	1,250,000	1,333,388

	ELECTRIC UTILITIES – 2.1%

	Alabama Power Co., Sr. Note, 5.49%, 11/1/2005	1,000,000	1,009,210

[3]	CenterPoint Energy, Inc., Sr. Note, (Series B), 6.85%, 6/1/2015	1,250,000	1,396,762

	Columbus Southern Power, Note, 6.51%, 2/1/2008	1,250,000	1,328,662

	Niagara Mohawk Power Corp., 1st Mtg. Bond, 7.75%, 5/15/2006	1,000,000	1,040,820

	Xcel Energy, Inc., Sr. Note, 3.40%, 7/1/2008	400,000	387,912

	TOTAL ELECTRIC UTILITIES		$5,163,366

	ENERGY EQUIPMENT & SERVICES – 0.9%

	Anderson Exploration Ltd., 6.75%, 3/15/2011	1,000,000	1,084,770

	National-Oilwell, Inc., Note, 5.65%, 11/15/2012	1,000,000	1,054,590

	TOTAL ENERGY EQUIPMENT & SERVICES		$2,139,360

	ENERGY REFINER – 0.5%

	Premcor Refining Group, Sr. Sub. Note, 7.75%, 2/1/2012	1,275,000	1,377,000

	FOOD PRODUCTS – 1.1%

	ConAgra, Inc., Sr. Note, 9.875%, 11/15/2005	1,140,000	1,177,232

	Kraft Foods, Inc., Note, 4.125%, 11/12/2009	1,500,000	1,474,215

	TOTAL FOOD PRODUCTS		$2,651,447

	GAS UTILITIES – 0.3%

	Consolidated Natural Gas Co., Sr. Note, (Series B), 5.375%, 11/1/2006	$730,000	$744,731

	HOTELS RESTAURANTS & LEISURE – 0.6%

	Tricon Global Restaurants, Inc., Sr. Note, 8.50%, 4/15/2006	1,500,000	1,563,825

	HOUSEHOLD DURABLES – 0.2%

	Pulte Corp., Company Guarantee, 7.30%, 10/24/2005	500,000	507,780

	IT SERVICES – 0.4%

	Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016	1,250,000	1,100,000

	MACHINERY – 0.4%

	Ingersoll-Rand Co., Note, 6.25%, 5/15/2006	1,000,000	1,025,300

	MEDIA – 1.6%

[3]	Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 3/15/2013	1,600,000	1,944,992

	Cox Communications, Inc., Note, 6.875%, 6/15/2005	1,000,000	1,004,350

	Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	795,000	899,296

	TOTAL MEDIA		$3,848,638

	OIL GAS & CONSUMABLE FUELS – 3.6%

	Amerada-Hess Corp., 7.875%, 10/1/2029	1,250,000	1,502,000

	Anadarko Petroleum Corp., Note, 6.50%, 5/15/2005	620,000	620,831

	BP PLC, Deb., 10.875%, 7/15/2005	962,000	976,978

[3]	Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	1,200,000	1,218,000

[3]	ChevronTexaco Corp., Note, 3.50%, 9/17/2007	990,000	980,348

	Kaneb Pipeline Partners LP, Sr. Note, 5.875%, 6/1/2013	1,250,000	1,311,150

	Oryx Energy Co., Sr. Note, 8.125%, 10/15/2005	580,000	587,244

[3]	Valero Energy Corp., 6.875%, 4/15/2012	1,500,000	1,651,305

	TOTAL OIL GAS & CONSUMABLE FUELS		$8,847,856

	THRIFTS & MORTGAGE FINANCE – 1.6%

[3]	Washington Mutual Bank FA, 5.125%, 1/15/2015	1,500,000	1,498,380

	Washington Mutual Bank FA, 7.50%, 8/15/2006	1,000,000	1,045,250

	Washington Mutual Finance Corp., Sr. Note, 8.25%, 6/15/2005	1,500,000	1,508,595

	TOTAL THRIFTS & MORTGAGE FINANCE		$4,052,225

	WIRELESS TELECOMMUNICATION SERVICES – 0.5%

	Nextel Communications, Inc., Sr. Note, 5.95%, 3/15/2014	$1,250,000	$1,275,000

TOTAL CORPORATE BONDS (IDENTIFIED COST $81,627,597)			$82,080,283

GOVERNMENT AGENCIES – 4.3%

	FEDERAL HOME LOAN MORTGAGE CORPORATION – 1.2%

	Note, 3.250%, 3/14/2008	1,500,000	1,463,550

	Note, (Series MTN), 2.850%, 6/3/2008	1,500,000	1,449,105

	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$2,912,655

	FEDERAL NATIONAL MORTGAGE ASSOCIATION – 2.3%

	Note, 4.900%, 6/13/2007	2,000,000	2,005,180

	Note, 6.000%, 5/15/2008	1,190,000	1,256,854

	Sub. Note, 5.500%, 5/2/2006	1,500,000	1,524,225

	Unsecd. Note, 3.250%, 12/21/2006	1,000,000	991,080

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$5,777,339

	TENNESSEE VALLEY AUTHORITY – 0.8%

	2.150%, 2/17/2006	2,050,000	2,028,270

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $10,874,052)			$10,718,264

MORTGAGE BACKED SECURITIES – 23.7%

	FEDERAL HOME LOAN MORTGAGE CORPORATION – 2.3%

	Pool G11311, 5.000%, 10/1/2017	1,441,519	1,458,644

	Pool E92817, 5.000%, 12/1/2017	1,510,335	1,525,906

	Pool E76204, 5.500%, 4/1/2014	8,202	8,422

	Pool E83022, 6.000%, 4/1/2016	301,758	313,309

	Pool A18401, 6.000%, 2/1/2034	406,886	417,694

	Pool G10399, 6.500%, 7/1/2009	365,644	376,786

	Pool C90504, 6.500%, 12/1/2021	531,848	556,282

	Pool C90293, 7.500%, 9/1/2019	1,030,003	1,112,084

	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$5,769,127

	FEDERAL NATIONAL MORTGAGE ASSOCIATION – 20.4%

[5]	TBA, 5.000%, 12/1/2020	4,300,000	4,330,917

[5]	TBA, 5.000%, 12/1/2035	17,000,000	16,792,770

[5]	TBA, 5.500%, 12/1/2035	14,000,000	14,135,660

	Pool 254227, 5.000%, 2/1/2009	543,724	548,482

	Pool 254400, 5.500%, 7/1/2009	582,251	588,527

	Pool 619054, 5.500%, 2/1/2017	1,051,925	1,077,897

	Pool 303831, 6.000%, 4/1/2011	287,643	297,664

	Pool 794259, 6.000%, 9/1/2034	$3,519,583	$3,613,063

	Pool 196701, 6.500%, 5/1/2008	81,555	84,219

	Pool 50905, 6.500%, 10/1/2008	219,201	226,360

	Pool 424286, 6.500%, 6/1/2013	104,350	108,965

	Pool 561915, 6.500%, 11/1/2030	34,072	35,477

	Pool 725418, 6.500%, 5/1/2034	7,164,732	7,453,542

	Pool 313224, 7.000%, 12/1/2011	284,584	297,436

	Pool 254240, 7.000%, 3/1/2032	720,001	760,048

	Pool 526062, 7.500%, 12/1/2029	131,966	141,328

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$50,492,355

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION – 1.0%

	Pool 780825, 6.500%, 7/15/2028	799,108	840,062

	Pool 2701, 6.500%, 1/20/2029	738,910	773,779

	Pool 2616, 7.000%, 7/20/2028	427,483	452,328

	Pool 426727, 7.000%, 2/15/2029	65,678	69,681

	Pool 781231, 7.000%, 12/15/2030	365,416	388,598

	TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$2,524,448

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $58,685,555)			$58,785,930

U.S. TREASURY – 34.0%

	U.S. TREASURY BONDS – 4.3%

[3]	5.375%, 2/15/2031	6,000,000	6,780,960

[3]	5.500%, 8/15/2028	2,000,000	2,252,180

	10.625%, 8/15/2015	1,000,000	1,529,220

	TOTAL U.S. TREASURY BONDS		$10,562,360

	U.S. TREASURY NOTES – 29.7%

[3]	1.625%, 01/15/2015	9,540,660	9,568,996

	2.000%, 5/15/2006	1,400,000	1,380,092

	2.625%, 3/15/2009	6,000,000	5,746,860

[3]	3.375%, 2/15/2008	10,200,000	10,110,750

[3]	3.375%, 9/15/2009	1,250,000	1,226,763

[3]	3.500%, 2/15/2010	1,300,000	1,278,875

[3]	3.750%, 3/31/2007	3,000,000	3,006,570

[3]	4.000%, 3/15/2010	8,740,000	8,782,302

	4.000%, 4/15/2010	7,000,000	7,033,880

[3]	4.000%, 11/15/2012	5,000,000	4,997,650

	4.000%, 2/15/2015	11,621,000	11,434,018

[3]	4.250%, 11/15/2014	125,000	125,469

[3]	4.750%, 11/15/2008	80,000	82,550

[3]	4.750%, 5/15/2014	1,130,000	1,178,375

[3]	6.125%, 8/15/2007	320,000	337,299

[3]	6.625%, 5/15/2007	175,000	185,253

	U.S. Treasury Inflation Protected Note, 3.000% 7/15/2012	618,594	688,086

Description		Principal Amount or Shares	Value

	U.S. Treasury Inflation Protected Note, (Series A-2011), 3.500% 1/15/2011	$2,203,600	$2,479,050

[3]	U.S. Treasury Inflation Protected Note, (Series A-2012), 3.375% 1/15/2012	1,076,720	1,218,211

[3]	U.S. Treasury Inflation Protected Note, 3.375%, 4/15/2032	2,160,720	2,924,059

	TOTAL U.S. TREASURY NOTES		$73,785,108

TOTAL U.S. TREASURY (IDENTIFIED COST $83,015,658)			$84,347,468

MUTUAL FUNDS – 23.4%

	SSGA Money Market Fund	49	49

	State Street Navigator Security Lending Prime Portfolio (held as collateral for securities lending)	58,055,500	58,055,500

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$58,055,549

Description		Principal Amount	Value

REPURCHASE AGREEMENT – 6.7%

	Repurchase Agreement with Credit Suisse First Boston Corp., 2.94%, dated 4/29/2005 to be repurchased at $16,657,323 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2005, collateral market value $16,990,505 (AT AMORTIZED COST)	$16,653,243	$16,653,243

TOTAL INVESTMENTS – 136.9% (IDENTIFIED COST $338,132,639)			$339,708,895

OTHER ASSETS AND LIABILITIES – NET – (36.9)%			$(91,478,543)

TOTAL NET ASSETS – 100%			$248,230,352

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Income Fund

At April 30, 2005, the fund’s portfolio composition was as follows:

Percentage of Total Investments[1]

Corporate Bonds	31.7%

Mortgage Backed Securities	27.6%

U.S. Treasury	13.0%

Collateralized Mortgage Obligations	11.4%

Government Agencies	1.3%

Asset Backed Securities	1.0%

Securities Lending Proceeds	11.6%

Cash Equivalents[2]	2.4%

TOTAL	100%

At April 30, 2005, the fund’s credit quality ratings composition3 was as follows:

S&P Long Term Ratings as Percentage of Investments		Moody’s Long Term Ratings As Percentage of Investments

AAA[4]	52.9%	AAA[4]	14.3%

AA	0.0%	Aaa	36.5%

A	11.1%	Aa	1.1%

BBB	14.5%	A	13.7%

BB	1.9%	Baa	11.8%

B	1.2%	Ba	4.1%

Not Rated by S&P	4.4%	B	1.2%

Securities Lending Proceeds	11.6%	Not Rated by Moody’s	3.3%

Cash Equivalents[2]	2.4%	Securities Lending Proceeds	11.6%

		Cash Equivalents[2]	2.4%

TOTAL	100%	TOTAL	100%

(1) Percentages are based on total investments, which may differ from total net assets used in computing the percentages in the Portfolio of Investments which follows.

(2) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) These tables depict the long-term credit quality ratings assigned to the fund’s portfolio holdings by Standard & Poor’s and Moody’s Investor Service, each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” category. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the “Not rated by…” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund’s Statement of Additional Information. Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

(4) Includes U.S. Treasuries and Government Agencies, which are generally of a high credit quality, but are not rated by an NRSRO.

PORTFOLIO OF INVESTMENTS

Description		Principal Amount	Value

ASSET-BACKED SECURITIES – 1.4%

	L.A. Arena Funding LLC, Class A, 7.656%, 12/15/2026 (IDENTIFIED COST $1,838,444)	$1,838,444	$1,950,479

COLLATERALIZED MORTGAGE OBLIGATIONS – 15.0%

	FEDERAL HOME LOAN MORTGAGE CORPORATION – 8.3%

	(Series 2631), Class LA, 4.00%, 6/15/2011	3,828,545	3,838,040

	(Series 2707), Class PW, 4.00%, 7/15/2014	1,731,059	1,734,504

	(Series 2672), Class GM, 4.00%, 3/15/2017	1,475,955	1,477,668

	(Series 2672), Class NU, 5.00%, 8/15/2008	368,351	369,673

	(Series 1614), Class J, 6.25%, 11/15/2022	296,134	297,671

	(Series 2292), Class QT, 6.50%, 5/15/2030	2,489,578	2,534,092

	(Series 1920), Class H, 7.00%, 1/15/2012	1,494,851	1,565,513

	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$11,817,161

	FEDERAL NATIONAL MORTGAGE ASSOCIATION – 0.0%

	(Series 1998-23), Class C, 9.75%, 9/25/2018	35,330	38,087

	WHOLE LOAN – 6.7%

	BOAMS, 2004-A 2A1, 3.580%, 2/25/2034	2,363,418	2,341,486

	HVMLT, 2004-5 2A1, 2.168%, 6/19/2034	340,419	340,174

	Morgan Stanley Mortgage Loan Trust (Series 2004-1), Class 1A8, Class 1A8, 4.75%, 11/25/2018	1,851,799	1,849,447

	SASC, 2005-1 6A1, 6.00%, 2/25/2035	2,941,867	3,021,856

	WAMU, 2003 AR12 A-3, 3.356%, 2/25/2034	2,010,879	2,004,163

	TOTAL WHOLE LOAN		$9,557,126

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $20,612,808)			$21,412,374

CORPORATE BONDS – 41.9%

	AUTO COMPONENTS – 0.7%

	Lear Corp., Company Guarantee, 7.96%, 5/15/2005	1,000,000	1,001,040

	AUTOMOBILES – 0.7%

	DaimlerChrysler North America Holding Corp., (Series MTND), 3.45%, 9/10/2007	1,000,000	990,880

	BANKS – 6.6%

	BankBoston Capital Trust III, Company Guarantee, 3.76%, 6/15/2027	900,000	893,331

[4]	Bank of New York Institutional Capital Trust, Company Guarantee, 7.78%, 12/1/2026	1,500,000	1,604,820

	Mellon Capital I, Company Guarantee, (Series A), 7.72%, 12/1/2026	2,500,000	2,742,875

	PNC Funding Corp., 5.75%, 8/1/2006	2,500,000	2,557,925

	Suntrust Capital I, Company Guarantee, (Series A), 3.46438%, 5/15/2027	$1,700,000	$1,672,579

	TOTAL BANKS		$9,471,530

	CAPITAL MARKETS – 2.9%

[3]	Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,000,000	1,021,340

	Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	1,175,000	1,245,065

	Lehman Brothers Holdings, Inc., Note, 7.00%, 2/1/2008	507,000	542,703

	Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	300,000	324,255

[3]	Morgan Stanley, Note, 4.00%, 1/15/2010	1,000,000	975,690

	TOTAL CAPITAL MARKETS		$4,109,053

	COMMERCIAL BANKS – 0.7%

	Washington Mutual Inc., Note, 4.00%, 1/15/2009	1,000,000	985,480

	COMMERCIAL SERVICES & SUPPLIES – 0.8%

	PHH Corp., 7.125%, 3/1/2013	1,000,000	1,116,970

	CONSUMER FINANCE – 2.2%

	Countrywide Home Loans, Inc., Company Guarantee, (Series M), 3.05%, 11/16/2007	1,000,000	1,000,510

	Countrywide Home Loans, Inc., Company Guarantee, (Series MTNM), 3.04313%, 8/25/2006	1,000,000	1,001,200

	MBNA Capital I, Company Guarantee, (Series A), 8.278%, 12/1/2026	1,000,000	1,106,530

	TOTAL CONSUMER FINANCE		$3,108,240

	DIVERSIFIED FINANCIAL SERVICES – 3.0%

	International Lease Finance Corp., Unsecd. Note, 5.875%, 5/1/2013	1,150,000	1,199,738

	J.P. Morgan Chase & Co., Unsecd. Note, 4.04%, 9/30/2034	1,750,000	1,768,830

	National Rural Utilities Cooperative Finance Corp., Note, (Series MTNC), 6.50%, 3/1/2007	1,180,000	1,228,592

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,197,160

	DIVERSIFIED MANUFACTURING – 0.9%

[3]	Tyco International Group SA, Company Guarantee, 6.00%, 11/15/2013	1,250,000	1,333,388

	ELECTRIC UTILITIES – 1.9%

[3]	CenterPoint Energy, Inc., Sr. Note, (Series B), 6.85%, 6/1/2015	1,250,000	1,396,762

	Xcel Energy, Inc., Sr. Note, 3.40%, 7/1/2008	1,300,000	1,260,714

	TOTAL ELECTRIC UTILITIES		$2,657,476

	ENERGY EQUIPMENT & SERVICES – 2.2%

	Anderson Exploration Ltd., 6.75%, 3/15/2011	$1,000,000	$1,084,770

	National-Oilwell, Inc., Note, 5.65%, 11/15/2012	2,000,000	2,109,180

	TOTAL ENERGY EQUIPMENT & SERVICES		$3,193,950

	ENERGY REFINING – 0.9%

	Premcor Refining Group, Sr. Sub. Note, 7.75%, 2/1/2012	1,125,000	1,215,000

	FOOD PRODUCTS – 2.2%

	Archer-Daniels-Midland Co., 5.935%, 10/1/2032	1,000,000	1,081,710

	ConAgra, Inc., Sr. Note, 9.875%, 11/15/2005	1,000,000	1,032,660

	Kraft Foods, Inc., Note, 4.125%, 11/12/2009	1,100,000	1,081,091

	TOTAL FOOD PRODUCTS		$3,195,461

	FOREIGN BANKS – 0.2%

	Deutsche Ausgleichsbank, Bond, 7.00%, 6/23/2005	250,000	251,262

	HOTELS RESTAURANTS & LEISURE – 0.8%

	Yum! Brands, Inc., Sr. Note, 7.70%, 7/1/2012	1,000,000	1,177,240

	HOUSEHOLD DURABLES – 1.4%

	Pulte Corp., Company Guarantee, 7.30%, 10/24/2005	2,000,000	2,031,120

	IT SERVICES – 0.8%

[3]	Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016	1,250,000	1,100,000

	INDUSTRIAL CONGLOMERATES – 0.5%

	Tyco International Group, Sr. Note, 6.375%, 6/15/2005	750,000	752,693

	INSURANCE – 0.8%

[4]	Asif Global Financing, (Series 144A), 4.90%, 1/17/2013	1,175,000	1,172,861

	MEDIA – 2.7%

	Clear Channel Communications, Inc., 6.00%, 11/1/2006	1,250,000	1,271,925

[3]	Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 3/15/2013	1,500,000	1,823,430

	Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	600,000	678,714

	TOTAL MEDIA		$3,774,069

	OIL GAS & CONSUMABLE FUELS – 5.5%

	Amerada-Hess Corp., 7.875%, 10/1/2029	1,000,000	1,201,600

	Anadarko Petroleum Corp., Sr. Deb., 7.20%, 3/15/2029	2,000,000	2,456,340

[3]	Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	1,200,000	1,218,000

	Kaneb Pipeline Partners LP, Sr. Note, 5.875%, 6/1/2013	1,250,000	1,311,150

	Valero Energy Corp., 6.875%, 4/15/2012	1,500,000	1,651,305

	TOTAL OIL GAS & CONSUMABLE FUELS		$7,838,395

	REAL ESTATE – 0.5%

	Boston Properties, Inc., Sr. Note, 5.00%, 6/1/2015	$650,000	$636,584

	SPECIALTY RETAIL – 0.7%

	Gap (The), Inc., Note, 6.90%, 9/15/2007	1,000,000	1,050,650

	TELECOMMUNICATION SERVICES – 0.6%

[4]	Verizon Wireless, Inc., 2.93%, 5/23/2005	865,000	864,916

	UTILITIES – 0.8%

[3]	Pacific Gas & Electric Co., 6.05%, 3/1/2034	1,000,000	1,080,180

	WIRELESS TELECOMMUNICATION SERVICES – 0.9%

	Nextel Communications, Inc., Sr. Note, 5.95%, 3/15/2014	1,250,000	1,275,000

TOTAL CORPORATE BONDS (IDENTIFIED COST $59,544,043)			$59,580,598

GOVERNMENT AGENCIES – 1.7%

	FEDERAL HOME LOAN MORTGAGE CORPORATION – 1.7%

	(Series MTN), 2.85%, 6/3/2008	2,000,000	1,932,140

	Sub. Note, 5.875%, 3/21/2011	500,000	532,200

	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$2,464,340

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $2,488,232)			$2,464,340

MORTGAGE BACKED SECURITIES – 36.6%

	FEDERAL HOME LOAN MORTGAGE CORPORATION – 7.2%

	4.50%, 10/1/2033	421,211	407,918

	Pool M80835, 3.50%, 7/1/2010	2,753,808	2,685,816

	Pool M80843, 3.50%, 9/1/2010	2,943,172	2,870,505

	Pool B16484, 5.00%, 10/1/2019	2,893,914	2,915,618

	Pool B17616, 5.50%, 1/1/2020	1,000,000	1,023,749

	Pool C79603, 6.00%, 2/1/2033	182,532	187,439

	Pool C00478, 8.50%, 9/1/2026	88,291	95,865

	Pool 170027, 14.75%, 3/1/2010	3,982	4,362

	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$10,191,272

	FEDERAL NATIONAL MORTGAGE ASSOCIATION – 28.1%

[5]	TBA, 5.00%, 5/1/2020	9,075,000	9,140,249

[5]	TBA, 5.00%, 6/1/2035	11,000,000	10,865,910

[5]	TBA, 5.50%, 5/1/2035	6,000,000	6,058,140

	Pool 357539, 5.50%, 4/15/2034	2,376,541	2,400,306

	Pool 686398, 6.00%, 3/1/2033	2,924,721	3,003,338

	Pool 688987, 6.00%, 5/1/2033	1,513,396	1,553,592

	Pool 794259, 6.00%, 9/1/2034	1,789,940	1,837,481

	Pool 638023, 6.50%, 4/1/2032	714,222	743,012

	Pool 642345, 6.50%, 5/1/2032	$652,810	$679,125

	Pool 651292, 6.50%, 7/1/2032	1,607,008	1,671,786

	Pool 653729, 6.50%, 8/1/2032	1,650,398	1,716,414

	Pool 329794, 7.00%, 2/1/2026	235,074	249,106

	Pool 487065, 7.00%, 3/1/2029	98,434	104,370

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$40,022,829

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION – 1.3%

	Pool 354765, 7.00%, 2/15/2024	401,707	427,569

	Pool 354827, 7.00%, 5/15/2024	260,920	277,717

	Pool 385623, 7.00%, 5/15/2024	244,891	260,427

	Pool 2077, 7.00%, 9/20/2025	104,333	110,560

	Pool 373335, 7.50%, 5/15/2022	57,283	61,650

	Pool 354677, 7.50%, 10/15/2023	220,925	237,563

	Pool 354713, 7.50%, 12/15/2023	98,465	105,881

	Pool 360869, 7.50%, 5/15/2024	41,110	44,168

	Pool 361843, 7.50%, 10/15/2024	254,586	273,522

	TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$1,799,057

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $52,128,117)			$2,013,1558

U.S. TREASURY – 17.2%

	U.S. TREASURY BOND – 0.2%

	5.375%, 2/15/2031	250,000	282,540

	U.S. TREASURY NOTES – 17.0%

[3]	1.625%, 1/15/2015	4,017,120	4,029,051

[3]	2.625%, 5/15/2008	500,000	484,060

[3]	3.125%, 4/15/2009	40,000	38,988

	3.375%, 2/15/2008	1,900,000	1,883,375

[3]	3.375%, 9/15/2009	1,250,000	1,226,763

[3]	3.50%, 2/15/2010	1,300,000	1,278,875

[3]	3.75%, 3/31/2007	2,000,000	2,004,380

	4.00%, 2/15/2015	6,240,000	6,139,598

	4.00%, 3/15/2010	1,125,000	1,130,445

	U.S. Treasury Note Inflation Protected Note, 3.000% 7/15/2012	2,133,080	2,372,710

[3]	U.S. Treasury Note Inflation Protected Note, (Series A-2012) 3.375% 1/15/2012	3,239,880	3,665,633

	TOTAL U.S. TREASURY NOTES		$24,253,878

TOTAL U.S. TREASURY (IDENTIFIED COST $23,774,872)			$24,536,418

Description		Shares or Principal Amount	Value

MUTUAL FUNDS – 15.2%

	SSGA Money Market Fund	116	$116

	State Street Navigator Security Lending Prime Portfolio (held as collateral for securities lending)	21,720,988	21,720,988

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$21,721,104

REPURCHASE AGREEMENT – 3.2%

	Repurchase Agreement with Credit Suisse First Boston Corp., 2.94%, dated 4/29/2005 to be repurchased at $4,570,996 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 08/15/2005, collateral market value $4,666,197 (AT AMORTIZED COST)	$4,569,876	$4,569,876

TOTAL INVESTMENTS – 132.2% (IDENTIFIED COST $186,677,496)			$188,248,347

OTHER ASSETS AND LIABILITIES – NET – (32.2)%			$(45,891,166)

TOTAL NET ASSETS – 100%			$142,357,181

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund – Conservative Growth

At April 30, 2005, the fund’s portfolio composition was as follows:

Percentage of Total Investments[1]

MTB Short Duration Government Bond Fund	27.0%

MTB Short-Term Corporate Bond Fund	15.0%

MTB U.S. Government Bond Fund	14.1%

MTB Intermediate-Term Bond Fund	10.0%

MTB Prime Money Market Fund	8.0%

MTB Large Cap Stock Fund	8.0%

MTB Large Cap Value Fund	6.0%

MTB International Equity Fund	5.0%

MTB Small Cap Stock Fund	4.9%

MTB Equity Income Fund	2.0%

TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

PORTFOLIO OF INVESTMENTS

Description	Shares	Value

7MUTUAL FUNDS – 100.2%

EQUITY FUNDS – 26.0%

MTB Equity Income Fund, Institutional I Shares	20,654	$201,172

MTB International Equity Fund, Institutional I Shares	45,760	494,660

MTB Large Cap Stock Fund, Institutional I Shares	95,848	797,455

MTB Large Cap Value Fund, Institutional I Shares	55,006	601,216

MTB Small Cap Stock Fund, Institutional I Shares	60,633	491,125

TOTAL EQUITY FUNDS		$2,585,628

FIXED INCOME FUNDS – 66.2%

MTB Intermediate-Term Bond Fund, Institutional I Shares	100,259	$1,001,593

MTB Short Duration Government Bond Fund, Institutional I Shares	280,989	2,697,494

MTB Short-Term Corporate Bond Fund, Institutional I Shares	152,882	1,498,239

MTB U.S. Government Bond Fund, Institutional I Shares	148,267	1,402,606

TOTAL FIXED INCOME FUNDS		$6,599,932

MONEY MARKET FUND – 8.0%

MTB Prime Money Market Fund, Institutional Shares	798,717	798,717

TOTAL INVESTMENTS – 100.2% (IDENTIFIED COST $10,190,537)		$9,984,277

OTHER ASSETS AND LIABILITIES – NET – (0.2)%		$(19,921)

TOTAL NET ASSETS – 100%		$9,964,356

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund – Moderate Growth

At April 30, 2005, the fund’s portfolio composition was as follows:

Percentage of Total Investments[1]

MTB Large Cap Stock Fund	19.1%

MTB Large Cap Growth Fund	10.1%

MTB International Equity Fund	10.0%

MTB Short Duration Government Bond Fund	9.5%

MTB Intermediate-Term Bond Fund	8.1%

MTB Large Cap Value Fund	7.1%

MTB U.S. Government Bond Fund	7.1%

MTB Short-Term Corporate Bond Fund	7.1%

MTB Small Cap Stock Fund	5.9%

MTB Prime Money Market Fund	5.1%

MTB Mid Cap Stock Fund	5.0%

MTB Mid Cap Growth Fund	3.0%

MTB Small Cap Growth Fund	2.9%

TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

PORTFOLIO OF INVESTMENTS

Description	Shares	Value

7MUTUAL FUNDS – 100.3%

EQUITY FUNDS – 63.3%

MTB International Equity Fund, Institutional I Shares	450,769	$4,872,813

MTB Large Cap Growth Fund, Institutional I Shares	657,355	4,910,445

MTB Large Cap Stock Fund, Institutional I Shares	1,121,214	9,328,500

MTB Large Cap Value Fund, Institutional I Shares	316,081	3,454,770

MTB Mid Cap Growth Fund, Institutional I Shares	102,309	1,449,718

MTB Mid Cap Stock Fund, Institutional I Shares	155,779	2,434,822

MTB Small Cap Growth Fund, Institutional I Shares	97,322	1,437,449

MTB Small Cap Stock Fund, Institutional I Shares	358,369	2,902,785

TOTAL EQUITY FUNDS		$30,791,302

FIXED INCOME FUNDS – 31.9%

MTB Intermediate-Term Bond Fund, Institutional I Shares	395,055	$3,946,598

MTB Short-Term Corporate Bond Fund, Institutional I Shares	351,401	3,443,734

MTB Short Duration Government Bond Fund, Institutional I Shares	483,943	4,645,848

MTB U.S. Government Bond Fund, Institutional I Shares	365,137	3,454,199

TOTAL FIXED INCOME FUNDS		$15,490,379

MONEY MARKET FUND – 5.1%

MTB Prime Money Market Fund, Institutional Shares	2,485,418	2,485,418

TOTAL INVESTMENTS – 100.3% (IDENTIFIED COST $50,320,818)		$48,767,099

OTHER ASSETS AND LIABILITIES – NET – (0.3)%		$(128,365)

TOTAL NET ASSETS – 100%		$48,638,734

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund – Aggressive Growth

At Apri 30, 2005, the fund’s portfolio composition was as follows:

Percentage of Total Investments[1]

MTB Large Cap Stock Fund	24.1%

MTB Large Cap Growth Fund	18.1%

MTB International Equity Fund	17.9%

MTB Large Cap Value Fund	10.1%

MTB Small Cap Stock Fund	9.9%

MTB Mid Cap Stock Fund	6.0%

MTB Short-Term Corporate Bond Fund	3.0%

MTB Prime Money Market Fund	3.0%

MTB Mid Cap Growth Fund	3.0%

MTB Small Cap Growth Fund	2.9%

MTB U.S. Government Bond Fund	2.0%

TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

PORTFOLIO OF INVESTMENTS

Description	Shares	Value

7MUTUAL FUNDS – 100.1%

EQUITY FUNDS – 92.1%

MTB International Equity, Institutional I Shares	370,725	$4,007,541

MTB Large Cap Growth Fund, Institutional I Shares	540,624	4,038,457

MTB Large Cap Stock Fund, Institutional I Shares	647,095	5,383,834

MTB Large Cap Value Fund, Institutional I Shares	206,311	2,254,976

MTB Mid Cap Growth Fund, Institutional I Shares	46,745	662,379

MTB Mid Cap Stock Fund, Institutional I Shares	85,411	1,334,968

MTB Small Cap Growth Fund, Institutional I Shares	44,467	656,775

MTB Small Cap Stock Fund, Institutional I Shares	272,898	2,210,477

TOTAL EQUITY FUNDS		$20,549,407

FIXED INCOME FUNDS – 5.0%

MTB Short-Term Corporate Bond Fund, Institutional I Shares	68,809	$674,332

MTB U.S. Government Bond Fund, Institutional I Shares	47,666	450,921

TOTAL FIXED INCOME FUNDS		$1,125,253

MONEY MARKET FUND – 3.0%

MTB Prime Money Market Fund, Institutional Shares	665,723	665,723

TOTAL INVESTMENTS – 100.1% (IDENTIFIED COST $23,246,898)		$22,340,383

OTHER ASSETS AND LIABILITIES – NET – (0.1)%		$(20,937)

TOTAL NET ASSETS – 100%		$22,319,446

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Balanced Fund

At April 30, 2005, the fund’s portfolio composition was as follows:

Percentage of Total Investments[1]

Common Stock	67.5%

Mortgage Backed Securities	11.2%

Corporate Bonds	7.4%

U.S. Treasury	5.0%

Government Agencies	3.7%

Collateralized Mortgage Obligations	1.0%

Securities Lending Proceeds	2.8%

Cash Equivalents[2]	1.4%

TOTAL	100%

At April 30, 2005, the fund’s credit quality ratings composition3 for its fixed income securities investments was as follows:

S&P Long-Term Ratings as Percentage of Total Fixed Income Investments[1]		Moody’s Long-Term Ratings as Percentage of Total Fixed Income Investments[1]

AAA[4]	60.6%	AAA[4]	22.9%

AA	4.5%	Aaa	36.5%

A	10.3%	Aa	5.0%

BBB	7.6%	A	11.4%

BB	1.2%	Baa	4.9%

B	1.1%	Ba	1.9%

Not Rated by S&P	10.5%	B	1.1%

Securities Lending Proceeds	2.8%	Not Rated by Moody’s	12.1%

Cash Equivalents[2]	1.4%	Securities Lending Proceeds	2.8%

		Cash Equivalents[2]	1.4%

TOTAL	100%	TOTAL	100%

At April 30, 2005, the fund’s sector classification5 for its equity holdings was as follows:

STOCKS	Percentage of Equity Holdings

Pharmaceuticals	11.2%

Industrial Conglomerates	9.7%

Software	6.4%

Communications Equipment	6.3%

Computers & Peripherals	5.3%

Oil & Gas	5.1%

Heathcare Equipment & Supplies	4.5%

Food & Staples Retailing	4.5%

Semiconductor Equipment & Products	4.2%

Household Products	4.1%

Beverages	4.1%

Biotechnology	4.1%

Speciality Retail	3.8%

Energy Equipment & Services	3.4%

Media	2.9%

Aerospace & Defense	2.4%

Air Freight & Logistics	2.0%

Personal Products	1.8%

Tobacco	1.6%

Metals & Mining	1.3%

Multiline Retail	1.3%

Electronic Equipment & Instruments	1.2%

Internet Software & Services	1.2%

Airlines	1.1%

Machinery	1.1%

Food Products	1.1%

Consumer Finance	1.0%

Chemicals	0.9%

Capital Markets	0.9%

Internet & Catalog Retail	0.8%

Healthcare Providers & Services	0.7%

TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(2) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) These tables depict the long-term credit quality ratings assigned to the fund’s portfolio holdings by Standard & Poor’s and Moody’s Investors Service, each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by...” category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the “Not rated by...” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund’s Statement of Additional Information. Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

(4) Includes U.S. Treasuries and Government Agencies, which are generally of a high credit quality, but are not rated by an NRSRO.

(5) Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned an index classification by the Fund’s advisor.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value

COMMON STOCKS – 70.6%

	AEROSPACE & DEFENSE – 1.7%

	Northrop Grumman Corp.	17,000	$932,280

	United Technologies Corp.	10,800	1,098,576

	TOTAL AEROSPACE & DEFENSE		$2,030,856

	AIR FREIGHT & LOGISTICS – 1.4%

	United Parcel Service, Inc.	24,500	1,747,095

	AIRLINES – 0.8%

	Southwest Airlines Co.	65,500	974,640

	BEVERAGES – 2.9%

	Coca-Cola Co.	20,000	868,800

	PepsiCo, Inc.	48,000	2,670,720

	TOTAL BEVERAGES		$3,539,520

	BIOTECHNOLOGY – 2.9%

[8]	Amgen, Inc.	38,000	2,211,980

[8]	Biogen Idec, Inc.	11,000	398,640

[8]	Gilead Sciences, Inc.	24,000	890,400

	TOTAL BIOTECHNOLOGY		$3,501,020

	CAPITAL MARKETS – 0.6%

	Lehman Brothers Holdings, Inc.	8,000	$733,760

	CHEMICALS – 0.6%

	Dow Chemical Co.	16,000	734,880

	COMMUNICATIONS EQUIPMENT – 4.4%

[8]	Cisco Systems, Inc.	114,000	1,969,920

[8]	Corning, Inc.	58,000	797,500

	Harris Corp.	15,000	423,000

	Motorola, Inc.	67,000	1,027,780

	Qualcomm, Inc.	34,500	1,203,705

	TOTAL COMMUNICATIONS EQUIPMENT		$5,421,905

	COMPUTERS & PERIPHERALS – 3.8%

[8]	Dell, Inc.	44,500	1,549,935

[8]	EMC Corp. Mass	84,000	1,102,080

	IBM Corp.	25,500	1,947,690

	TOTAL COMPUTERS & PERIPHERALS		$4,599,705

	CONSUMER FINANCE – 0.7%

	Capital One Financial Corp.	12,000	$850,680

	ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.8%

[8]	Jabil Circuit, Inc.	38,000	1,048,800

	ENERGY EQUIPMENT & SERVICES – 2.4%

	ENSCO International, Inc.	8,000	260,800

[8]	Nabors Industries Ltd.	25,000	1,346,750

[8]	Weatherford International Ltd.	26,000	1,355,900

	TOTAL ENERGY EQUIPMENT & SERVICES		$2,963,450

	FOOD & STAPLES RETAILING – 3.2%

	Sysco Corp.	31,000	1,072,600

	Wal-Mart Stores, Inc.	60,000	2,828,400

	TOTAL FOOD & STAPLES RETAILING		$3,901,000

	FOOD PRODUCTS – 0.8%

	General Mills, Inc.	19,000	938,600

	HEALTHCARE EQUIPMENT & SUPPLIES – 2.9%

[8]	Boston Scientific Corp.	43,000	1,271,940

[8]	Edwards Lifesciences Corp.	24,000	1,056,960

	Medtronic, Inc.	23,000	1,212,100

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$3,541,000

	HEALTHCARE PROVIDERS & SERVICES – 0.8%

[8]	Express Scripts, Inc., Class A	10,500	941,220

	HOUSEHOLD PRODUCTS – 2.9%

	Colgate-Palmolive Co.	19,000	946,010

	Procter & Gamble Co.	48,000	2,599,200

	TOTAL HOUSEHOLD PRODUCTS		$3,545,210

	INDUSTRIAL CONGLOMERATES – 6.8%

	3M Co.	23,800	1,819,986

	General Electric Co.	180,000	6,516,000

	TOTAL INDUSTRIAL CONGLOMERATES		$8,335,986

	INTERNET & CATALOG RETAIL – 0.6%

[8]	eBay, Inc.	22,000	698,060

	INTERNET SOFTWARE & SERVICES – 0.8%

[8]	Verisign, Inc.	37,500	992,250

	MACHINERY – 0.8%

	Caterpillar, Inc.	11,000	968,550

	MEDIA – 2.1%

[8]	Comcast Corp., Class A	47,500	1,525,225

	Viacom, Inc., Class B	28,500	986,670

	TOTAL MEDIA		$2,511,895

Description		Shares or Principal Amount	Value

	METALS & MINING – 0.9%

	Alcoa, Inc.	32,000	$928,640

	Fording Canadian Coal Trust	2,500	222,100

	TOTAL METALS & MINING		$1,150,740

	MULTILINE RETAIL – 0.9%

	Target Corp.	24,000	1,113,840

	OIL & GAS – 3.6%

	Exxon Mobil Corp.	76,500	4,362,795

	PERSONAL PRODUCTS – 1.3%

	Gillette Co.	30,000	1,549,200

	PHARMACEUTICALS – 7.9%

	Abbott Laboratories	28,500	1,401,060

[8]	Forest Laboratories, Inc., Class A	10,000	356,800

	Johnson & Johnson	47,000	3,225,610

	Lilly (Eli) & Co.	20,000	1,169,400

	Pfizer, Inc.	67,000	1,820,390

	Wyeth	37,500	1,685,250

	TOTAL PHARMACEUTICALS		$9,658,510

	SEMICONDUCTOR EQUIPMENT & PRODUCTS – 3.0%

	Intel Corp.	128,000	3,010,560

[8]	International Rectifier Corp.	15,000	638,100

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$3,648,660

	SOFTWARE – 4.5%

[8]	Electronic Arts, Inc.	13,000	694,070

	Microsoft Corp.	157,000	3,972,100

[8]	Oracle Corp.	70,000	809,200

	TOTAL SOFTWARE		$5,475,370

	SPECIALTY RETAIL – 2.7%

	Home Depot, Inc.	47,000	1,662,390

	Lowe’s Cos., Inc.	14,000	729,540

	PetSmart, Inc.	33,000	879,450

	TOTAL SPECIALTY RETAIL		$3,271,380

	TOBACCO – 1.1%

	Altria Group, Inc.	21,500	1,397,285

TOTAL COMMON STOCKS (IDENTIFIED COST $80,226,606)			$86,147,862

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.0%

	FEDERAL HOME LOAN MORTGAGE CORPORATION – 0.3%

	(Series 2617), Class GW, 3.500%, 6/15/2016	$398,105	393,169

Description		Principal Amount	Value

	FEDERAL NATIONAL MORTGAGE ASSOCIATION – 0.0%

	(Series 1998-23), Class C, 9.750%, 9/25/2018	$11,777	$12,696

	WHOLE LOAN – 0.7%

	Bank of America Mortgage Securities 2003-2, Class 2A1, 3.585%, 2/25/2034	476,084	471,666

	Morgan Stanley Mortgage Loan Trust, (Series 2004-1), Class 1A8, Class 1A8, 4.750%, 11/25/2018	420,863	420,329

	TOTAL WHOLE LOAN		$891,995

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,327,159)			$1,297,860

CORPORATE BONDS – 7.8%

	AUTOMOBILES – 0.3%

	DaimlerChrysler North America Holding Corp., Series MTND, 3.450%, 9/10/2007	400,000	396,352

	BANKS – 1.7%

	BankBoston Capital Trust III, Company Guarantee, 3.760%, 6/15/2027	170,000	168,740

[4]	Bank of New York Institutional Capital Trust, Company Guarantee, 7.780%, 12/1/2026	500,000	534,940

	Mellon Capital I, Company Guarantee, Series A, 7.720%, 12/1/2026	600,000	658,290

	Mellon Capital II, Company Guarantee, Series B, 7.995%, 1/15/2027	500,000	552,605

	Suntrust Capital III, Company Guarantee, 3.660%, 3/15/2028	152,000	148,334

	TOTAL BANKS		$2,062,909

	CAPITAL MARKETS – 0.4%

	Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	225,000	238,417

	Morgan Stanley, Note, 4.000%, 1/15/2010	215,000	209,773

	TOTAL CAPITAL MARKETS		$448,190

	COMMERCIAL BANKS – 0.4%

[3]	Bank of America Corp., 5.250%, 2/1/2007	500,000	511,250

	COMMERCIAL SERVICES & SUPPLIES – 0.2%

	PHH Corp., 7.125%, 3/1/2013	250,000	279,242

	DIVERSIFIED FINANCIAL SERVICES – 0.7%

	Citicorp Capital I, Company Guarantee, 7.933%, 2/15/2027	250,000	271,700

	Citigroup, Inc., 6.500%, 1/18/2011	300,000	329,070

	J.P. Morgan Chase & Co., Unsecd. Note, 4.040%, 9/30/2034	250,000	252,690

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$853,460

	ELECTRIC UTILITIES – 0.4%

	Alabama Power Co., Sr. Note, (Series S), 5.875%, 12/1/2022	400,000	426,392

	ELECTRICAL EQUIPMENT – 0.7%

	Hydro Quebec, Deb., 8.050%, 7/7/2024	575,000	785,513

	ENERGY REFINER – 0.2%

	Premcor Refining Group, Sr. Sub. Note, 7.750%, 2/1/2012	$225,000	$243,000

	FOOD PRODUCTS – 0.4%

	Archer-Daniels-Midland Co., 5.935%, 10/1/2032	200,000	216,342

	Kraft Foods, Inc., Note, 4.125%, 11/12/2009	250,000	245,702

	TOTAL FOOD PRODUCTS		$462,044

	HOTELS RESTAURANTS & LEISURE – 0.2%

	Yum! Brands, Inc., Sr. Note, 7.700%, 7/1/2012	225,000	264,879

	IT SERVICES – 0.2%

	Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016	250,000	220,000

	MEDIA – 1.0%

	Clear Channel Communications, Inc., 6.000%, 11/1/2006	750,000	763,155

[3]	Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 3/15/2013	250,000	303,905

	Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	140,000	158,367

	TOTAL MEDIA		$1,225,427

	OIL & GAS – 0.6%

	Amerada-Hess Corp., 7.875%, 10/1/2029	250,000	300,400

[3]	Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	225,000	228,375

	Conoco, Inc., 7.250%, 10/15/2031	200,000	254,270

	TOTAL OIL & GAS		$783,045

	UTILITY – 0.2%

[3]	Pacific Gas & Electric Co., 6.050%, 3/1/2034	250,000	270,045

	WIRELESS TELECOMMUNICATION SERVICES – 0.2%

	NEXTEL Communications, Inc., Sr. Note, 5.950%, 3/15/2014	250,000	255,000

TOTAL CORPORATE BONDS (IDENTIFIED COST $8,956,139)			$9,486,748

GOVERNMENT AGENCIES – 3.9%

	FEDERAL HOME LOAN MORTGAGE CORPORATION – 2.6%

	4.000%, 9/15/2019	1,307,181	1,307,468

	Sub. Note, 5.875%, 3/21/2011	1,775,000	1,889,310

	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$3,196,778

	FEDERAL NATIONAL MORTGAGE ASSOCIATION – 1.3%

	Sub. Note, 5.250%, 8/1/2012	1,500,000	1,547,460

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $4,606,857)			$4,744,238

MORTGAGE-BACKED SECURITIES – 11.8%

	FEDERAL HOME LOAN MORTGAGE CORPORATION – 4.0%

	Pool A19412, 5.000%, 3/1/2034	$898,114	$890,255

	Pool A15865, 5.500%, 11/1/2033	2,482,463	2,510,391

	Pool A26407, 6.000%, 9/1/2034	1,299,172	1,333,679

	Pool E46188, 6.500%, 4/1/2008	77,305	79,531

	Pool C00478, 8.500%, 9/1/2026	9,810	10,652

	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$4,824,508

	FEDERAL NATIONAL MORTGAGE ASSOCIATION--7.0%

	Pool 797152, 5.000%, 11/1/2019	4,536,611	4,569,229

	Pool 809364, 5.000%, 2/1/2035	1,242,099	1,230,063

	Pool 752660, 5.500%, 2/1/2034	516,305	521,468

	Pool 725156, 6.500%, 12/1/2033	1,650,901	1,717,449

	Pool 124221, 7.000%, 2/1/2007	12,225	12,521

	Pool 333854, 7.000%, 12/1/2025	25,659	27,191

	Pool 329794, 7.000%, 2/1/2026	198,631	210,487

	Pool 527006, 7.500%, 1/1/2030	39,983	42,819

	Pool 253113, 7.500%, 3/1/2030	155,527	166,560

	Pool 533246, 7.500%, 4/1/2030	53,391	57,195

	Pool 8245, 8.000%, 12/1/2008	33,923	35,461

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$8,590,443

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION – 0.8%

	Pool 354765, 7.000%, 2/15/2024	229,241	243,999

	Pool 354827, 7.000%, 5/15/2024	156,552	166,630

	Pool 385623, 7.000%, 5/15/2024	146,935	156,256

	Pool 2077, 7.000%, 9/20/2025	78,249	82,920

	Pool 354677, 7.500%, 10/15/2023	198,831	213,805

	Pool 354713, 7.500%, 12/15/2023	65,554	70,490

	TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$934,100

TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $14,240,908)			$14,349,051

Description		Principal Amount or Shares	Value

U.S. TREASURY – 5.2%

	U.S. TREASURY BOND – 0.4%

	5.375%, 2/15/2031	$475,000	$536,826

	U.S. TREASURY NOTES – 4.8%

[3]	3.125%, 4/15/2009	275,000	268,040

[3]	3.625%, 1/15/2010	300,000	296,859

[3]	4.000%, 3/15/2010	225,000	226,089

[3]	4.000%, 2/15/2014	40,000	39,538

	4.000%, 2/15/2015	1,125,000	1,106,899

[3]	4.250%, 8/15/2013	90,000	90,731

[3]	4.250%, 8/15/2014	650,000	653,048

	4.250%, 11/15/2014	131,000	131,491

[3]	4.750%, 5/15/2014	515,000	537,047

	U.S. Treasury Inflation Protected Note (Series A-2011), 3.500% 1/15/2011	2,165,037	2,435,667

	TOTAL U.S. TREASURY NOTES		$5,785,409

TOTAL U.S TREASURY (IDENTIFIED COST $5,995,113)			$6,322,235

MUTUAL FUNDS – 4.4%

[7]	MTB Prime Money Market Fund, Institutional Shares	1,813,368	1,813,368

	SSGA Money Market Fund	31	31

	State Street Navigator Security Lending Prime Portfolio (held as collateral for securities lending)	3,523,900	3,523,900

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$5,337,299

TOTAL INVESTMENTS – 104.7% (IDENTIFIED COST $120,690,081)			$127,685,293

OTHER ASSETS AND LIABILITIES – NET – (4.7)%			$(5,780,368)

TOTAL NET ASSETS – 100%			$121,904,925

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Social Balanced Fund

At April 30, 2005, the fund’s portfolio composition was as follows:

Percentage of Total Investments[1]

Common Stock	63.7%

Corporate Bonds	7.0%

U.S. Treasury	9.0%

Mortgage Backed Securities	10.6%

Government Agencies	1.9%

Collateralized Mortgage Obligations	2.5%

Cash Equivalents[2]	5.3%

TOTAL	100%

At April 30, 2005, the fund’s credit quality ratings composition3 for its fixed income securities investments was as follows:

S&P Long-Term Ratings as Percentage of Total Fixed Income Investments[1]		Moody’s Long-Term Ratings as Percentage of Total Fixed Income Investments[1]

AAA[4]	68.7%	AAA[4]	30.5%

A	8.6%	A	8.0%

BBB	8.1%	Aaa	31.7%

Cash Equivalents[2]	14.6%	Aa	2.0%

		Baa	6.7%

		Cash Equivalents[2]	21.1%

TOTAL	100%	TOTAL	100%

At April 30, 2005, the fund’s sector classification5 for its fixed income securities investments was as follows:

STOCKS	Percentage of Equity Holdings

Healthcare Equipment & Supplies	7.2%

Communications Equipment	6.6%

Computers & Peripherals	5.9%

Software	5.8%

Biotechnology	5.6%

Food & Staples Retailing	5.6%

Oil Gas & Consumable Fuels	5.3%

Machinery	5.0%

Energy Equipment & Services	4.9%

Semiconductor Equipment & Products	4.8%

Beverages	4.6%

Household Products	4.6%

Specialty Retail	4.2%

Media	3.5%

Electrical Equipment	2.8%

Pharmaceuticals	2.8%

Industrial Conglomerates	2.5%

Air Freight & Logistics	2.4%

Healthcare Providers & Services	2.4%

Personal Products	2.0%

Multiline Retail	1.5%

Airlines	1.4%

Electronic Equipment & Instruments	1.4%

Internet Software & Services	1.2%

Food Products	1.1%

Metals & Mining	1.1%

Capital Markets	1.0%

Consumer Finance	1.0%

Chemicals	0.9%

Internet & Catalog Retail	0.9%

TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(2) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) These tables depict the long-term credit quality ratings assigned to the fund’s portfolio holdings by Standard & Poor’s and Moody’s Investors Service, each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A” have been included in the “A-” rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the “Not rated by…” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risk presented by the security. Please see the description of credit quality ratings in the fund’s statement of Additional Information. Each table depicts the long-tem credit quality ratings as assigned only by the NRSRO identified the table.

(4) Includes U.S. Treasuries and Government Agencies, which are generally of a high credit quality, but are not rated by an NRSRO.

(5) Sector classifications are based upon, and individual portfolio securities are assigned to, the classification of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount or Shares	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.5%

FEDERAL HOME LOAN MORTGAGE CORPORATION – 0.1%

(Series T045), Class A3, 4.105%, 10/27/2031	$4,164	$4,159

WHOLE LOAN – 2.4%

Bank of America Mortgage Securities 2003-2, Class 2A1, 3.586%, 2/25/2034	68,012	67,381

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $72,175)		$71,540

COMMON STOCKS – 64.6%

AIR FREIGHT & LOGISTICS – 1.5%

United Parcel Service, Inc.	600	42,786

AIRLINES – 0.9%

Southwest Airlines Co.	1,700	25,296

BEVERAGES – 2.9%

Coca-Cola Co.	500	21,720

PepsiCo, Inc.	1,100	61,204

TOTAL BEVERAGES		$82,924

BIOTECHNOLOGY – 3.6%

[8] Amgen, Inc.	1,100	64,031

Description	Shares	Value

[8] Biogen Idec, Inc.	500	$18,120

[8] Gilead Sciences, Inc.	516	19,144

TOTAL BIOTECHNOLOGY		$101,295

CAPITAL MARKETS – 0.7%

Lehman Brothers Holdings, Inc.	200	18,344

CHEMICALS – 0.6%

Dow Chemical Co.	350	16,075

COMMUNICATIONS EQUIPMENT – 4.2%

[8] Cisco Systems, Inc.	3,000	51,840

[8] Corning, Inc.	1,300	17,875

Motorola, Inc.	1,400	21,476

Qualcomm, Inc.	800	27,912

TOTAL COMMUNICATIONS EQUIPMENT		$119,103

COMPUTERS & PERIPHERALS – 3.8%

[8] Dell, Inc.	1,100	38,313

EMC Corp. Mass	1,800	23,616

IBM Corp.	600	45,828

TOTAL COMPUTERS & PERIPHERALS		$107,757

Description	Shares	Value

CONSUMER FINANCE – 0.7%

Capital One Financial Corp.	266	$18,857

ELECTRICAL EQUIPMENT – 1.8%

Emerson Electric Co.	800	50,136

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.9%

[8] Jabil Circuit, Inc.	900	24,840

ENERGY EQUIPMENT & SERVICES – 3.1%

ENSCO International, Inc.	300	9,780

[8] Nabors Industries Ltd.	500	26,935

Schlumberger Ltd.	300	20,523

[8] Weatherford International Ltd.	600	31,290

TOTAL ENERGY EQUIPMENT & SERVICES		$88,528

FOOD & STAPLES RETAILING – 3.6%

Sysco Corp.	900	31,140

Wal-Mart Stores, Inc.	1,500	70,710

TOTAL FOOD & STAPLES RETAILING		$101,850

FOOD PRODUCTS – 0.7%

General Mills, Inc.	400	19,760

HEALTHCARE EQUIPMENT & SUPPLIES – 4.7%

[8] Boston Scientific Corp.	1,500	44,370

[8] Edwards Lifesciences Corp.	900	39,636

Medtronic, Inc.	900	47,430

TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$131,436

HEALTHCARE PROVIDERS & SERVICES – 1.5%

Cardinal Health, Inc.	450	25,007

[8] Express Scripts, Inc., Class A	200	17,928

TOTAL HEALTHCARE PROVIDERS & SERVICES		$42,935

HOUSEHOLD PRODUCTS – 3.0%

Colgate-Palmolive Co.	500	24,895

Procter & Gamble Co.	1,100	59,565

TOTAL HOUSEHOLD PRODUCTS		$84,460

INDUSTRIAL CONGLOMERATES – 1.6%

3M Co.	600	45,882

INTERNET & CATALOG RETAIL – 0.6%

[8] eBay, Inc.	500	15,865

INTERNET SOFTWARE & SERVICES – 0.8%

[8] Verisign, Inc.	800	21,168

MACHINERY – 3.3%

Caterpillar, Inc.	200	17,610

Danaher Corp.	800	40,504

Illinois Tool Works, Inc.	400	33,528

TOTAL MACHINERY		$91,642

MEDIA – 2.3%

[8] Comcast Corp., Class A	1,200	38,532

Viacom, Inc., Class B	750	25,965

TOTAL MEDIA		$64,497

Description	Shares or Principal Amount	Value

METALS & MINING – 0.7%

Alcoa, Inc.	700	$20,314

MULTILINE RETAIL – 1.0%

Target Corp.	600	27,846

OIL GAS & CONSUMABLE FUELS – 3.4%

ExxonMobil Corp.	1,700	96,951

PERSONAL PRODUCTS – 1.3%

Gillette Co.	700	36,148

PHARMACEUTICALS – 1.8%

[8] Forest Laboratories, Inc., Class A	300	10,704

Lilly (Eli) & Co.	700	40,929

TOTAL PHARMACEUTICALS		$51,633

SEMICONDUCTOR EQUIPMENT & PRODUCTS – 3.1%

Intel Corp.	3,000	70,560

[8] International Rectifier Corp.	400	17,016

TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$87,576

SOFTWARE – 3.8%

Microsoft Corp.	3,500	88,550

[8] Oracle Corp.	1,500	17,340

TOTAL SOFTWARE		$105,890

SPECIALTY RETAIL – 2.7%

Home Depot, Inc.	1,200	42,444

Lowe’s Cos., Inc.	300	15,633

PetSmart, Inc.	700	18,655

TOTAL SPECIALTY RETAIL		$76,732

TOTAL COMMON STOCKS (IDENTIFIED COST $1,822,535)		$1,818,526

CORPORATE BONDS – 7.1%

BANK REGIONAL – 0.8%

Fleet National Bank, (Series BKNT), 5.750%, 1/15/2009	$20,000	21,015

CAPITAL MARKETS – 1.5%

Bear Stearns Cos., Inc., Sr. Note, 7.250%, 10/15/2006	25,000	26,234

Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	15,000	15,894

TOTAL CAPITAL MARKETS		$42,128

COMMERCIAL SERVICES & SUPPLIES – 0.8%

PHH Corp., 7.125%, 3/1/2013	20,000	22,339

DIVERSIFIED FINANCIAL SERVICES – 1.8%

Heller Financial, Inc., Note, 6.375%, 3/15/2006	25,000	25,574

National Rural Utilities Cooperative Finance Corp., Note, (Series MTNC), 6.500%, 3/1/2007	25,000	26,030

TOTAL DIVERSIFIED FINANCIAL SERVICES		$51,604

Description	Principal Amount	Value

ELECTRIC UTILITIES – 0.4%

Xcel Energy, Inc., Sr. Note, 3.400%, 7/1/2008	$10,000	$9,698

FOOD PRODUCTS – 0.5%

Kraft Foods, Inc., Note, 4.125%, 11/12/2009	15,000	14,742

HOTELS RESTAURANTS & LEISURE – 0.6%

Yum! Brands, Inc., Sr. Note, 7.700%, 7/1/2012	15,000	17,659

MEDIA – 0.7%

Clear Channel Communications, Inc., 6.000%, 11/1/2006	15,000	15,263

Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	4,000	4,525

TOTAL MEDIA		$19,788

TOTAL CORPORATE BONDS (IDENTIFIED COST $198,641)		$198,973

GOVERNMENT AGENCIES – 1.9%

FEDERAL HOME LOAN BANK SYSTEM – 0.7%

Bond, 6.875%, 8/15/2005	20,000	20,204

FEDERAL HOME LOAN MORTGAGE CORPORATION – 0.3%

Note, (Series MTN), 2.850%, 6/3/2008	10,000	9,661

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 0.9%

Unsecd. Note, 3.875%, 2/15/2010	25,000	24,656

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $54,907)		$54,521

MORTGAGE BACKED SECURITIES – 10.8%

FEDERAL HOME LOAN MORTGAGE CORPORATION – 1.3%

Pool A26407, 6.000%, 9/1/2034	34,061	34,965

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 9.5%

Pool 797152, 5.000%, 11/1/2019	181,464	182,769

Pool 809364, 5.000%, 2/1/2035	26,829	26,569

Pool 803876, 5.500%, 12/1/2034	58,325	58,890

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$268,228

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $304,762)		$303,193

Description	Principal Amount or Shares	Value

U.S. TREASURY – 9.1%

U.S. TREASURY BONDS – 2.9%

5.375%, 2/15/2031	$73,000	$82,502

U.S. TREASURY NOTES – 6.2%

3.375%, 2/15/2008	25,000	24,781

4.000%, 3/15/2010	25,000	25,121

4.000%, 2/15/2014	15,000	14,827

4.000%, 2/15/2015	75,000	73,793

U.S. Treasury Inflation Protected Note, 3.000%, 7/15/2012	10,666	11,864

U.S. Treasury Inflation Protected Note, (Series A-2011), 3.500% 1/15/2011	22,036	24,791

TOTAL U.S. TREASURY NOTES		$175,177

TOTAL U.S. TREASURY (IDENTIFIED COST $247,995)		$257,679

MUTUAL FUND – 0.0%

SSGA Money Market Fund (AT NET ASSET VALUE)	3	$3

REPURCHASE AGREEMENT – 5.4%

Repurchase agreement with Credit Suisse First Boston Corp., 2.940%, dated 4/29/2005 to be repurchased at $151,185 on 5/2/2005, collateralized by a U.S. Treasury Obligation with a maturity of 8/15/2005, collateral market value $158,512 (AT AMORTIZED COST)	$151,148	$151,148

TOTAL INVESTMENTS – 101.4% (IDENTIFIED COST $2,852,166)		$2,855,583

OTHER ASSETS AND LIABILITIES – NET – (1.4)%		$(38,499)

TOTAL NET ASSETS – 100%		$2,817,084

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Equity Income Fund

At April 30, 2005, the fund’s sector classification1 was as follows:

STOCKS	Percentage of Total Investments[2]

Commercial Banks	12.6%

Diversified Telecommunications Services	9.5%

Food Products	9.1%

Chemicals	7.2%

Capital Markets	7.0%

Pharmaceuticals	5.4%

Paper & Forest Products	5.0%

Commercial Services & Supplies	4.6%

Oil & Gas	4.3%

Insurance	4.0%

Household Products	4.0%

Media	3.8%

Aerospace & Defense	2.3%

Metals & Mining	2.1%

Multiline Retail	1.9%

Household Durables	1.8%

Air Freight & Logistics	1.8%

Containers & Packaging	1.7%

Electrical Equipment	1.7%

Computers & Peripherals	1.7%

Personal Products	1.5%

Healthcare Equipment & Supplies	1.2%

Leisure Equipment & Products	1.2%

Beverages	1.1%

Information Technology Services	1.0%

Multi Utilities & Unregulated Power	0.6%

Electric Utilities	0.5%

Industrial Conglomerates	0.5%

Cash Equivalents[3]	0.9%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description	Shares	Value

COMMON STOCKS – 99.1%

AEROSPACE & DEFENSE – 2.3%

Honeywell International, Inc.	50,500	$1,805,880

AIR FREIGHT & LOGISTICS – 1.8%

United Parcel Service, Inc.	20,000	1,426,200

BEVERAGES – 1.1%

Molson Coors Brewing Co., Class B	13,600	839,800

CAPITAL MARKETS – 7.0%

Bank of New York Co., Inc.	60,500	1,690,370

Edwards(AG), Inc.	18,500	734,635

Federated Investors, Inc.	30,700	873,415

Morgan Stanley	17,400	915,588

Northern Trust Corp.	29,200	1,314,876

TOTAL CAPITAL MARKETS		$5,528,884

CHEMICALS – 7.2%

Cabot Corp.	22,400	684,320

Dow Chemical Co.	30,300	1,391,679

Du Pont (E.I.) de Nemours & Co.	32,300	1,521,653

Engelhard Corp.	3,500	107,205

Rohm & Haas Co.	22,400	977,984

Valspar Corp.	23,200	958,856

TOTAL CHEMICALS		$5,641,697

COMMERCIAL BANKS – 12.6%

Amsouth Bancorporation	30,000	789,600

Comerica, Inc.	29,100	1,666,266

Commerce Bancshares, Inc.	31,100	1,498,709

Huntington Bancshares, Inc.	64,900	1,525,799

PNC Financial Services Group	30,000	1,596,900

Regions Financial Corp.	25,500	853,995

SunTrust Banks, Inc.	20,100	1,463,883

Zions Bancorp	7,200	504,216

TOTAL COMMERCIAL BANKS		$9,899,368

COMMERCIAL SERVICES & SUPPLIES – 4.7%

Avery Dennison Corp.	26,200	1,371,570

Donnelley (R.R.) & Sons Co.	20,300	668,073

Waste Management, Inc.	56,900	1,621,081

TOTAL COMMERCIAL SERVICES & SUPPLIES		$3,660,724

COMPUTERS & PERIPHERALS – 1.7%

Hewlett-Packard Co.	64,600	1,322,362

CONTAINERS & PACKAGING – 1.7%

Bemis Co., Inc.	49,400	1,361,464

DIVERSIFIED TELECOMMUNICATION SERVICES – 9.6%

Alltel Corp.	28,300	1,611,968

BellSouth Corp.	52,400	1,388,076

Citizens Communications Co., Class B	95,300	1,215,075

SBC Communications, Inc.	60,600	$1,442,280

Verizon Communications	52,200	1,868,760

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$7,526,159

ELECTRIC UTILITIES – 0.5%

Northeast Utilities Co.	22,800	417,468

ELECTRICAL EQUIPMENT – 1.7%

Emerson Electric Co.	21,600	1,353,672

FOOD PRODUCTS – 9.1%

Campbell Soup Co.	19,600	582,904

ConAgra, Inc.	60,700	1,623,725

General Mills, Inc.	18,500	913,900

Heinz (H.J.) Co.	49,200	1,813,020

Sara Lee Corp.	37,700	806,403

Smucker (J.M.) Co.	15,700	779,034

Unilever N.V., ADR	9,700	624,971

TOTAL FOOD PRODUCTS		$7,143,957

HEALTHCARE EQUIPMENT & SUPPLIES – 1.2%

Hillenbrand Industries, Inc.	17,200	949,784

HOUSEHOLD DURABLES – 1.8%

Newell Rubbermaid, Inc.	66,000	1,434,180

HOUSEHOLD PRODUCTS – 4.0%

Colgate-Palmolive Co.	33,600	1,672,944

Kimberly-Clark Corp.	23,700	1,480,065

TOTAL HOUSEHOLD PRODUCTS		$3,153,009

IT SERVICES – 1.0%

Sabre Group Holdings, Inc.	40,900	800,004

INDUSTRIAL CONGLOMERATES – 0.5%

Teleflex, Inc.	7,800	417,066

INSURANCE – 4.0%

Jefferson-Pilot Corp.	31,900	1,601,699

Nationwide Financial Services, Inc., Class A	43,800	1,551,834

TOTAL INSURANCE		$3,153,533

LEISURE EQUIPMENT & PRODUCTS – 1.2%

Hasbro, Inc.	49,600	938,432

MEDIA – 3.8%

Dow Jones & Co.	45,200	1,511,488

Knight-Ridder, Inc.	22,800	1,475,160

TOTAL MEDIA		$2,986,648

METALS & MINING – 2.1%

Alcoa, Inc.	57,700	1,674,454

MULTI-UTILITIES & UNREGULATED POWER – 0.5%

Energy East Corp.	16,400	426,728

MULTILINE RETAIL – 1.9%

May Department Stores Co.	43,400	$1,522,472

OIL & GAS – 4.3%

ChevronTexaco Corp.	20,700	1,076,400

Marathon Oil Corp.	33,900	1,578,723

Unocal Corp.	14,000	763,700

TOTAL OIL & GAS		$3,418,823

PAPER & FOREST PRODUCTS – 5.0%

Bowater, Inc.	45,000	1,462,050

International Paper Co.	50,200	1,721,358

MeadWestvaco Corp.	26,900	792,205

TOTAL PAPER & FOREST PRODUCTS		$3,975,613

PERSONAL PRODUCTS – 1.5%

Gillette Co.	23,300	1,203,212

PHARMACEUTICALS – 5.3%

Lilly (Eli) & Co.	20,900	$1,222,023

Pfizer, Inc.	57,500	1,562,275

Wyeth	31,700	1,424,598

TOTAL PHARMACEUTICALS		$4,208,896

TOTAL COMMON STOCKS (IDENTIFIED COST $79,537,829)		$78,190,489

7MUTUAL FUND – 0.9%

MTB Prime Money Market Fund, Institutional Shares (AT NET ASSET VALUE)	711,910	$711,910

TOTAL INVESTMENTS – 100.0% (IDENTIFIED COST $80,249,739)		$78,902,399

OTHER ASSETS AND LIABILITIES – NET – 0.0%		$(35,663)

TOTAL NET ASSETS – 100%		$78,866,736

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Large Cap Value Fund

At April 30, 2005, the fund’s sector classifications1 was as follows:

STOCKS	Percentage of Total Investments[2]

Thrifts & Mortgage Finance	9.5%

Oil & Gas	9.0%

Insurance	8.3%

Aerospace & Defense	7.5%

Diversified Financial Services	6.9%

Software	5.7%

Media	5.5%

Metals & Mining	5.3%

Commercial Banks	4.7%

Diversified Telecommunication Services	4.2%

Pooled Investment Vehicles	4.0%

Electronic Equipment & Instruments	3.3%

Tobacco	3.2%

Household Products	2.8%

Healthcare Providers & Services	2.5%

Communications Equipment	2.4%

Road & Rail	2.1%

Machinery	1.9%

Multi-Utilities	1.9%

Commercial Services & Supplies	1.6%

Food & Staples Retailing	1.4%

Paper & Forest Products	1.4%

Cash Equivalents[3]	4.9%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Percentages are based on total investments, which may differ from total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) Cash Equivalents includes investments in money market funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description	Shares	Value

COMMON STOCKS – 98.1%

AEROSPACE & DEFENSE – 7.7%

Lockheed Martin Corp.	51,005	$3,108,755

Northrop Grumman Corp.	56,500	3,098,460

Raytheon Co.	46,000	1,730,060

TOTAL AEROSPACE & DEFENSE		$7,937,275

COMMERCIAL BANKS – 4.9%

Wachovia Corp.	38,100	1,949,958

Wells Fargo & Co.	50,600	$3,032,964

TOTAL COMMERCIAL BANKS		$4,982,922

COMMERCIAL SERVICES & SUPPLIES – 1.7%

Pitney Bowes, Inc.	38,200	1,708,304

COMMUNICATIONS EQUIPMENT – 2.5%

Motorola, Inc.	167,900	2,575,586

DIVERSIFIED FINANCIAL SERVICES – 7.1%

Citigroup, Inc.	52,800	$2,479,488

J.P. Morgan Chase & Co.	67,900	2,409,771

Loews Corp.	34,500	2,445,360

TOTAL DIVERSIFIED FIINANCIAL SERVICES		$7,334,619

DIVERSIFIED TELECOMMUNICATION SERVICES – 4.3%

Sprint Corp.	106,000	2,359,560

Verizon Communications	56,100	2,008,380

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$4,367,940

ELECTRONIC EQUIPMENT & INSTRUMENTS – 3.4%

[8] Agilent Technologies, Inc.	169,500	3,517,125

FOOD & STAPLES RETAILING – 1.4%

Albertsons, Inc.	74,300	1,470,397

HEALTHCARE PROVIDERS & SERVICES – 2.6%

Aetna, Inc.	36,200	2,655,994

HOUSEHOLD PRODUCTS – 2.8%

Kimberly-Clark Corp.	46,400	2,897,680

INSURANCE – 8.6%

AON Corp.	120,400	2,510,340

Genworth Financial, Inc., Class A	50,000	1,397,500

Hartford Financial Services Group, Inc.	33,000	2,388,210

Radian Group, Inc.	55,700	2,474,751

TOTAL INSURANCE		$8,770,801

MACHINERY – 2.0%

Ingersoll-Rand Co., Class A	26,700	2,052,429

MEDIA – 5.7%

[8] Liberty Media Corp., Class A	179,800	1,805,192

Viacom, Inc., Class B	115,400	3,995,148

TOTAL MEDIA		$5,800,340

METALS & MINING – 5.5%

Barrick Gold Corp.	120,500	2,689,560

POSCO, ADR	19,400	883,282

Rio Tinto PLC, ADR	16,800	2,026,080

TOTAL METALS & MINING		$5,598,922

MULTI-UTILITIES – 1.9%

Dominion Resources, Inc.	26,200	1,975,480

OIL & GAS – 9.3%

Burlington Resources, Inc.	20,600	$1,001,366

ConocoPhillips	15,000	1,572,750

Kerr-McGee Corp.	55,600	4,314,560

Noble Energy, Inc.	41,100	2,635,332

TOTAL OIL & GAS		$9,524,008

PAPER & FOREST PRODUCTS – 1.4%

International Paper Co.	42,500	1,457,325

POOLED INVESTMENT VEHICLES – 4.1%

S&P Depositary Receipts Trust, ADR	36,300	4,201,725

ROAD & RAIL – 2.2%

Union Pacific Corp.	35,300	2,256,729

SOFTWARE – 5.9%

Computer Associates International, Inc.	167,600	4,508,440

Microsoft Corp.	60,500	1,530,650

TOTAL SOFTWARE		$6,039,090

THRIFTS & MORTGAGE FINANCE – 9.8%

Countrywide Financial Corp.	114,800	4,154,612

Federal National Mortgage Association	77,800	4,197,310

MGIC Investment Corp.	29,400	1,734,600

TOTAL THRIFTS & MORTGAGE FINANCE		$10,086,522

TOBACCO – 3.3%

Altria Group, Inc.	52,300	3,398,977

TOTAL COMMON STOCKS (IDENTIFIED COST $100,556,037)		$100,610,190

7MUTUAL FUND – 5.1%>/p>

MTB Prime Money Market Fund, Institutional Shares (AT NET ASSET VALUE)	5,263,181	$5,263,181

TOTAL INVESTMENTS – 103.2% (IDENTIFIED COST $105,819,218)		$105,873,371

OTHER ASSET AND LIABILITIES – NET – (3.2)%		$(3,330,190)

TOTAL NET ASSETS – 100%		$102,543,181

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Equity Index Fund

At April 30, 2005, the fund’s sector classification1 was as follows:

STOCKS	Percentage of Total Investments[2]

Oil Gas & Consumable Fuels	7.6%

Pharmaceuticals	7.2%

Commercial Banks	5.9%

Industrial Conglomerates	4.7%

Insurance	3.9%

Diversified Financial Services	3.8%

Media	3.7%

Software	3.7%

Computers & Peripherals	3.5%

Semiconductor Equipment & Products	3.0%

Food & Staples Retailing	2.9%

Capital Markets	2.8%

Diversified Telecommunication Services	2.8%

Healthcare Providers & Services	2.7%

Beverages	2.4%

Aerospace & Defense	2.3%

Communications Equipment	2.3%

Electric Utilities	2.3%

Healthcare Equipment & Supplies	2.3%

Specialty Retail	2.2%

Household Products	1.9%

Chemicals	1.7%

Thrifts & Mortgage Finance	1.7%

Hotels, Restaurants & Leisure	1.4%

Machinery	1.4%

Tobacco	1.4%

Food Products	1.3%

Consumer Finance	1.2%

Energy Equipment & Services	1.2%

Multi-Line Retail	1.2%

Biotechnology	1.1%

Information Technology Services	1.1%

Air Freight & Logistics	1.0%

Commercial Services & Supplies	1.0%

Multi-Utilities	0.9%

Metals & Mining	0.7%

Household Durables	0.6%

Personal Products	0.6%

Real Estate	0.6%

Automobiles	0.5%

Paper & Forest Products	0.5%

Road & Rail	0.5%

Pooled Investment Vehicle	0.5%

Electrical Equipment	0.4%

Internet & Catalog Retail	0.4%

Internet Software & Services	0.4%

Textiles, Apparel & Luxury Goods	0.4%

Electronic Equipment & Instruments	0.3%

Wireless Telecommunication Services	0.3%

Auto Components	0.2%

Building Products	0.2%

Containers & Packaging	0.2%

Gas Utilities	0.2%

Leisure Equipment & Products	0.2%

Airlines	0.1%

Construction Materials	0.1%

Construction & Engineering	0.1%

Distributors	0.1%

Office Electronics	0.1%

Trading Companies & Distributors	0.1%

Cash Equivalents[3]	0.2%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value

COMMON STOCKS – 99.7%

	AEROSPACE & DEFENSE – 2.3%

	Boeing Co.	7,880	$469,018

	General Dynamics Corp.	1,900	199,595

	Goodrich (B.F.) Co.	1,385	55,815

	Honeywell International, Inc.	8,141	291,122

	L-3 Communications Holdings, Inc.	1,050	74,518

	Lockheed Martin Corp.	4,150	252,942

	Northrop Grumman Corp.	3,520	193,037

	Raytheon Co.	4,180	157,210

	Rockwell Collins	1,890	86,713

	United Technologies Corp.	4,910	499,445

	TOTAL AEROSPACE & DEFENSE		$2,279,415

	AIR FREIGHT & LOGISTICS – 1.0%

	FedEx Corp.	2,817	239,304

	Ryder Systems, Inc.	770	28,436

	United Parcel Service, Inc.	10,400	741,624

	TOTAL AIR FREIGHT & LOGISTICS		$1,009,364

	AIRLINES – 0.1%

[8]	Delta Air Lines, Inc.	1,200	$3,948

	Southwest Airlines Co.	7,059	105,038

	TOTAL AIRLINES		$108,986

	AUTO COMPONENTS – 0.2%

	Cooper Tire & Rubber Co.	855	14,920

	Dana Corp.	1,681	19,197

	Delphi Corp.	6,543	21,592

[8]	Goodyear Tire & Rubber Co.	1,545	18,339

	Johnson Controls, Inc.	1,700	93,279

[8]	Visteon Corp.	1,300	4,550

	TOTAL AUTO COMPONENTS		$171,877

	AUTOMOBILES – 0.4%

	Ford Motor Co.	17,600	160,336

	General Motors Corp.	5,395	143,939

	Harley Davidson, Inc.	2,800	131,656

	TOTAL AUTOMOBILES		$435,931

	BEVERAGES – 2.4%

	Anheuser-Busch Cos., Inc.	7,125	$333,949

	Brown-Forman Corp., Class B	1,060	58,830

	Coca-Cola Co.	21,200	920,928

	Coca-Cola Enterprises, Inc.	3,400	69,020

	Molson Coors Brewing Co., Class B	485	29,949

	PepsiCo, Inc.	15,525	863,811

	The Pepsi Bottling Group, Inc.	2,600	74,542

	TOTAL BEVERAGES		$2,351,029

	BIOTECHNOLOGY – 1.1%

[8]	Amgen, Inc.	10,372	603,754

	Applera Corp.	2,040	43,248

[8]	Biogen Idec, Inc.	3,212	116,403

[8]	Chiron Corp.	1,600	54,640

[8]	Genzyme Corp.	1,925	112,824

[8]	Gilead Sciences, Inc.	4,000	148,400

[8]	Medimmune, Inc.	2,150	54,545

	TOTAL BIOTECHNOLOGY		$1,133,814

	BUILDING PRODUCTS – 0.2%

[8]	American Standard Cos.	1,900	84,949

	Masco Corp.	4,055	127,692

	TOTAL BUILDING PRODUCTS		$212,641

	CAPITAL MARKETS – 2.8%

	Bank of New York Co., Inc.	7,485	209,131

	Bear Stearns Cos., Inc.	900	85,194

[8]	E*Trade Group, Inc.	3,300	36,663

	Federated Investors, Inc.	1,200	34,140

	Franklin Resources, Inc.	1,900	130,492

	Goldman Sachs Group, Inc.	4,250	453,857

	Janus Capital Group, Inc.	2,400	31,176

	Lehman Brothers Holdings, Inc.	2,460	225,631

	Mellon Financial Corp.	4,260	117,959

	Merrill Lynch & Co., Inc.	8,870	478,359

	Morgan Stanley	10,675	561,718

	Northern Trust Corp.	1,970	88,709

	Schwab (Charles) Corp.	10,800	111,780

	State Street Corp.	3,200	147,936

	T. Rowe Price Group, Inc.	1,300	71,721

	TOTAL CAPITAL MARKETS		$2,784,466

	CHEMICALS – 1.7%

	Air Products & Chemicals, Inc.	1,925	113,055

	Dow Chemical Co.	8,982	412,543

	Du Pont (E.I.) de Nemours & Co.	9,450	445,190

	Eastman Chemical Co.	900	48,600

	Ecolab, Inc.	2,290	74,906

	Engelhard Corp.	1,530	46,864

	Great Lakes Chemical Corp.	600	18,624

[8]	Hercules, Inc.	800	$10,584

	International Flavors & Fragrances, Inc.	1,085	41,121

	Monsanto Co.	2,240	131,309

	PPG Industries, Inc.	1,490	100,649

	Praxair, Inc.	3,110	145,641

	Rohm & Haas Co.	1,950	85,137

	Sigma-Aldrich Corp.	750	43,822

	TOTAL CHEMICALS		$1,718,045

	COMMERCIAL BANKS – 5.9%

	Amsouth Bancorporation	3,500	92,120

	BB&T Corp.	5,335	209,185

	Bank of America Corp.	36,964	1,664,859

	Comerica, Inc.	1,732	99,174

	Compass Bancshares, Inc.	1,000	43,020

	Fifth Third Bancorp	4,700	204,450

	First Horizon National Corp.	1,100	45,683

	Huntington Bancshares, Inc.	2,542	59,762

	KeyCorp	3,645	120,868

[7]	M & T Bank Corp.	900	93,105

	Marshall & Ilsley Corp.	1,900	81,016

	National City Corp.	6,310	214,288

	North Fork Bancorp, Inc.	4,650	130,897

	PNC Financial Services Group	2,765	147,181

	Regions Financial Corp.	4,545	152,212

	SunTrust Banks, Inc.	3,545	258,182

	Synovus Financial Corp.	2,592	72,654

	U.S. Bancorp	16,775	468,022

	Wachovia Corp.	14,681	751,374

	Wells Fargo & Co.	15,430	924,874

	Zions Bancorp	1,000	70,030

	TOTAL COMMERCIAL BANKS		$5,902,956

	COMMERCIAL SERVICES & SUPPLIES – 1.0%

[8]	Allied Waste Industries, Inc.	3,200	25,568

[8]	Apollo Group, Inc., Class A	1,850	133,422

	Avery Dennison Corp.	1,240	64,914

	Block (H&R), Inc.	1,800	89,658

	Cendant Corp.	10,150	202,086

	Cintas Corp.	1,400	54,026

	Donnelley (R.R.) & Sons Co.	2,105	69,276

	Equifax, Inc.	1,625	54,681

[8]	Monster Worldwide, Inc.	1,300	29,913

	Pitney Bowes, Inc.	1,980	88,546

	Robert Half International, Inc.	1,700	42,194

	Waste Management, Inc.	5,650	160,968

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$1,015,252

	COMMUNICATIONS EQUIPMENT – 2.3%

[8]	ADC Telecommunications, Inc.	7,700	$17,479

[8]	Andrew Corp.	1,145	14,049

[8]	Avaya, Inc.	4,425	38,409

[8]	CIENA Corp.	4,800	11,040

[8]	Cisco Systems, Inc.	54,385	939,773

[8]	Comverse Technology, Inc.	2,200	50,138

[8]	Corning, Inc.	12,970	178,337

[8]	JDS Uniphase Corp.	16,900	25,012

[8]	Lucent Technologies, Inc.	42,011	102,087

	Motorola, Inc.	22,326	342,481

	Qualcomm, Inc.	14,300	498,927

	Scientific-Atlanta, Inc.	1,600	48,928

[8]	Tellabs, Inc.	3,985	30,924

	TOTAL COMMUNICATIONS EQUIPMENT		$2,297,584

	COMPUTERS & PERIPHERALS – 3.4%

[8]	Apple Computer, Inc.	8,280	298,577

[8]	Dell, Inc.	21,625	753,199

[8]	EMC Corp. Mass	21,286	279,272

[8]	Gateway, Inc.	3,550	12,105

	Hewlett-Packard Co.	27,150	555,760

	IBM Corp.	15,100	1,153,338

[8]	Lexmark International Group, Class A	1,250	86,812

[8]	NCR Corp.	1,600	52,800

[8]	Network Appliance, Inc.	2,950	78,558

[8]	Qlogic Corp.	1,000	33,240

[8]	Seagate Technology, Inc., Rights	2,330	0

[8]	Sun Microsystems, Inc.	32,500	117,975

	TOTAL COMPUTERS & PERIPHERALS		$3,421,636

	CONSTRUCTION & ENGINEERING – 0.1%

	Fluor Corp.	955	49,240

	CONSTRUCTION MATERIALS – 0.1%

	Vulcan Materials Co.	1,200	63,648

	CONSUMER FINANCE – 1.2%

	American Express Co.	11,200	590,240

	Capital One Financial Corp.	2,335	165,528

	MBNA Corp.	11,095	219,126

[8]	Providian Financial Corp.	2,900	48,343

	SLM Corp.	3,845	183,176

	TOTAL CONSUMER FINANCE		$1,206,413

	CONTAINERS & PACKAGING – 0.2%

	Ball Corp.	1,160	45,820

	Bemis Co., Inc.	1,120	30,867

[8]	Pactiv Corp.	1,765	37,842

[8]	Sealed Air Corp.	882	42,724

	Temple-Inland, Inc.	1,300	43,875

	TOTAL CONTAINERS & PACKAGING		$201,128

	DISTRIBUTORS – 0.1%

	Genuine Parts Co.	1,560	$66,924

	DIVERSIFIED FINANCIAL SERVICES – 3.8%

	CIT Group, Inc.	2,100	84,588

	Citigroup, Inc.	48,430	2,274,273

	J.P. Morgan Chase & Co.	31,532	1,119,071

	Loews Corp.	1,500	106,320

	Moody’s Corp.	1,535	126,085

	Principal Financial Group	2,750	107,470

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$3,817,807

	DIVERSIFIED TELECOMMUNICATION SERVICES – 2.8%

	AT&T Corp.	7,680	146,918

	Alltel Corp.	2,760	157,210

	BellSouth Corp.	17,125	453,641

	CenturyTel, Inc.	1,500	46,035

	Citizens Communications Co., Class B	3,300	42,075

[8]	Qwest Communications International, Inc.	18,654	63,797

	SBC Communications, Inc.	28,500	678,300

	Sprint Corp.	13,542	301,445

	Verizon Communications	25,500	912,900

	TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$2,802,321

	ELECTRIC UTILITIES – 2.3%

[8]	Allegheny Energy, Inc.	1,000	24,440

	Ameren Corp.	1,860	96,162

	American Electric Power Co., Inc.	4,002	140,950

	CenterPoint Energy, Inc.	2,960	35,046

	Cinergy Corp.	1,460	57,816

	Consolidated Edison Co.	2,360	102,141

	DTE Energy Co.	1,845	84,778

	Edison International	2,965	107,629

	Entergy Corp.	2,080	152,464

	Exelon Corp.	6,032	298,584

	FPL Group, Inc.	3,770	153,891

	FirstEnergy Corp.	3,288	143,094

[8]	P G & E Corp.	3,630	126,034

	PPL Corp.	1,815	98,482

	Pinnacle West Capital Corp.	900	37,710

[8]	Progress Energy, Inc.	825	107

	Progress Energy, Inc.	2,427	101,910

	Southern Co.	7,010	230,980

	TECO Energy, Inc.	1,900	31,559

	TXU Corp.	2,400	205,896

	Xcel Energy, Inc.	3,628	62,329

	TOTAL ELECTRIC UTILITIES		$2,292,002

	ELECTRICAL EQUIPMENT – 0.4%

	American Power Conversion Corp.	1,700	$41,242

	Cooper Industries Ltd., Class A	910	57,931

	Emerson Electric Co.	3,860	241,906

	Rockwell Automation, Inc.	1,590	73,506

	TOTAL ELECTRICAL EQUIPMENT		$414,585

	ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.3%

[8]	Agilent Technologies, Inc.	4,580	95,035

[8]	Jabil Circuit, Inc.	2,300	63,480

	Molex, Inc.	2,250	57,172

[8]	Sanmina-SCI Corp.	6,000	24,060

[8]	Solectron Corp.	9,800	32,340

	Symbol Technologies, Inc.	2,700	36,099

	Tektronix, Inc.	1,100	23,826

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$332,012

	ENERGY EQUIPMENT & SERVICES – 1.2%

	BJ Services Co.	1,375	67,031

	Baker Hughes, Inc.	3,320	146,478

	Halliburton Co.	4,790	199,216

[8]	Nabors Industries Ltd.	1,400	75,418

[8]	National-Oilwell, Inc.	1,575	62,590

[8]	Noble Corp.	1,275	64,897

	Rowan Companies, Inc.	1,060	28,122

	Schlumberger Ltd.	5,565	380,702

[8]	Transocean Sedco Forex, Inc.	2,949	136,745

	TOTAL ENERGY EQUIPMENT & SERVICES		$1,161,199

	FOOD & STAPLES RETAILING – 2.9%

	Albertsons, Inc.	3,117	61,685

	CVS Corp.	3,840	198,067

	Costco Wholesale Corp.	4,530	183,827

[8]	Kroger Co.	7,265	114,569

	SUPERVALU, Inc.	1,580	49,865

[8]	Safeway Inc.	4,455	94,847

	Sysco Corp.	8,855	306,383

	Wal-Mart Stores, Inc.	31,350	1,477,839

	Walgreen Co.	8,775	377,851

	TOTAL FOOD & STAPLES RETAILING		$2,864,933

	FOOD PRODUCTS – 1.3%

	Archer-Daniels-Midland Co.	5,500	98,945

	Campbell Soup Co.	3,015	89,666

	ConAgra, Inc.	5,100	136,425

	General Mills, Inc.	3,325	164,255

	Heinz (H.J.) Co.	3,450	127,132

	Hershey Foods Corp.	2,470	157,833

	Kellogg Co.	4,000	179,800

	McCormick & Co., Inc.	1,600	55,344

	Sara Lee Corp.	7,220	$154,436

	Wrigley (Wm.), Jr. Co.	1,810	125,125

	TOTAL FOOD PRODUCTS		$1,288,961

	GAS UTILITIES – 0.2%

	KeySpan Corp.	1,700	64,481

	NICOR, Inc.	540	19,964

	NiSource, Inc.	2,692	62,562

	Peoples Energy Corp.	400	15,840

	TOTAL GAS UTILITIES		$162,847

	HEALTHCARE EQUIPMENT & SUPPLIES – 2.3%

	Bard (C.R.), Inc.	990	70,458

	Bausch & Lomb, Inc.	640	48,000

	Baxter International, Inc.	5,940	220,374

	Becton, Dickinson & Co.	2,255	131,963

	Biomet, Inc.	2,200	85,118

[8]	Boston Scientific Corp.	7,420	219,484

[8]	Fisher Scientific International, Inc.	1,100	65,318

	Guidant Corp.	3,050	225,944

[8]	Hospira, Inc.	1,379	46,265

	Medtronic, Inc.	10,725	565,207

[8]	Millipore Corp.	530	25,557

	PerkinElmer, Inc.	1,030	19,055

[8]	St. Jude Medical, Inc.	3,360	131,141

	Stryker Corp.	3,900	189,345

[8]	Thermo Electron Corp.	1,580	39,468

[8]	Waters Corp.	1,050	41,611

[8]	Zimmer Holdings, Inc.	2,327	189,464

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$2,313,772

	HEALTHCARE PROVIDERS & SERVICES – 2.7%

	Aetna, Inc.	2,720	199,566

	AmerisourceBergen Corp.	1,200	73,536

	CIGNA Corp.	1,225	112,675

	Cardinal Health, Inc.	3,880	215,612

[8]	Caremark Rx, Inc.	4,500	180,225

[8]	Express Scripts, Inc., Class A	700	62,748

	HCA - The Healthcare Corp.	4,075	227,548

	Health Management Association, Class A	2,825	69,862

[8]	Humana, Inc.	1,790	62,023

	IMS Health, Inc.	2,350	56,353

[8]	Laboratory Corporation of America Holdings	1,400	69,300

	Manor Care, Inc.	790	26,346

	McKesson HBOC, Inc.	2,931	108,447

[8]	Medco Health Solutions, Inc.	2,268	115,600

	Quest Diagnostic, Inc.	1,050	111,090

[8]	Tenet Healthcare Corp.	5,137	$61,490

	UnitedHealth Group, Inc.	6,100	576,511

[8]	Wellpoint, Inc.	2,675	341,731

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$2,670,663

	HOTELS RESTAURANTS & LEISURE – 1.4%

	Carnival Corp.	5,000	244,400

	Darden Restaurants, Inc.	1,450	43,500

	Harrah’s Entertainment, Inc.	1,000	65,620

	Hilton Hotels Corp.	3,520	76,842

	International Game Technology	3,000	80,670

	Marriott International, Inc., Class A	2,030	127,382

	McDonald’s Corp.	10,910	319,772

[8]	Starbucks Corp.	3,850	190,652

	Starwood Hotels & Resorts Worldwide, Inc.	1,700	92,378

	Wendy’s International, Inc.	1,235	53,019

	Yum! Brands, Inc.	2,964	139,189

	TOTAL HOTELS RESTAURANTS & LEISURE		$1,433,424

	HOUSEHOLD DURABLES – 0.6%

	Black & Decker Corp.	750	62,722

	Centex Corp.	1,360	78,499

	Fortune Brands, Inc.	1,250	105,725

	KB HOME	1,040	59,280

	Leggett and Platt, Inc.	2,100	56,616

	Maytag Corp.	720	6,977

	Newell Rubbermaid, Inc.	2,450	53,238

	Pulte Corp.	1,240	88,598

	Snap-On Tools Corp.	680	22,556

	Stanley Works	1,000	43,030

	Whirlpool Corp.	800	49,648

	TOTAL HOUSEHOLD DURABLES		$626,889

	HOUSEHOLD PRODUCTS – 1.9%

	Clorox Co.	1,475	93,367

	Colgate-Palmolive Co.	4,780	237,996

	Kimberly-Clark Corp.	4,530	282,898

	Procter & Gamble Co.	22,850	1,237,328

	TOTAL HOUSEHOLD PRODUCTS		$1,851,589

	IT SERVICES – 1.1%

[8]	Affiliated Computer Services, Inc., Class A	1,200	57,204

	Automatic Data Processing, Inc.	5,640	245,002

[8]	Computer Sciences Corp.	1,600	69,568

[8]	Convergys Corp.	1,700	22,032

	Electronic Data Systems Corp.	5,025	97,234

	First Data Corp., Class	7,714	293,363

[8]	Fiserv, Inc.	2,150	90,945

	Paychex, Inc.	3,325	101,745

	Sabre Group Holdings, Inc.	1,656	32,391

[8]	SunGard Data Systems, Inc.	2,400	$80,160

[8]	Unisys Corp.	3,270	21,222

	TOTAL IT SERVICES		$1,110,866

	INDUSTRIAL CONGLOMERATES – 4.7%

	3M Co.	7,220	552,113

	General Electric Co.	96,300	3,486,060

	Textron Inc.	1,160	87,406

	Tyco International Ltd.	17,741	555,471

	TOTAL INDUSTRIAL CONGLOMERATES		$4,681,050

	INSURANCE – 3.9%

	AON Corp.	2,630	54,836

	Ace Ltd.	2,800	120,288

	Aflac, Inc.	4,850	197,153

	Allstate Corp.	5,885	330,502

	Ambac Financial Group, Inc.	950	63,508

	American International Group, Inc.	23,971	1,218,925

	Chubb Corp.	1,875	153,338

	Cincinnati Financial Corp.	1,537	61,857

	Hartford Financial Services Group, Inc.	2,870	207,702

	Jefferson-Pilot Corp.	1,200	60,252

	Lincoln National Corp.	1,480	66,556

	MBIA Insurance Corp.	1,250	65,475

	Marsh & McLennan Cos., Inc.	4,639	130,031

	MetLife, Inc.	6,425	249,933

	Progressive Corp., OH	1,885	172,044

	Prudential Financial, Inc.	4,300	245,745

	SAFECO Corp.	1,125	59,254

	The St. Paul Travelers Cos., Inc.	6,275	224,645

	Torchmark Corp.	1,200	64,116

	UNUMProvident Corp.	3,395	56,764

	XL Capital Ltd.	1,325	93,148

	TOTAL INSURANCE		$3,896,072

	INTERNET & CATALOG RETAIL – 0.4%

[8]	eBay, Inc.	11,900	377,587

	INTERNET SOFTWARE & SERVICES – 0.4%

[8]	Yahoo, Inc.	12,300	424,473

	LEISURE EQUIPMENT & PRODUCTS – 0.2%

	Brunswick Corp.	900	37,800

	Eastman Kodak Co.	2,660	66,500

	Hasbro, Inc.	2,000	37,840

	Mattel, Inc.	3,640	65,702

	TOTAL LEISURE EQUIPMENT & PRODUCTS		$207,842

	MACHINERY – 1.4%

	Caterpillar, Inc.	3,000	264,150

	Cummins, Inc.	410	27,880

	Danaher Corp.	2,600	$131,638

	Deere & Co.	2,355	147,282

	Dover Corp.	1,710	62,176

	Eaton Corp.	1,290	75,659

	ITT Industries, Inc.	845	76,439

	Illinois Tool Works, Inc.	2,625	220,028

	Ingersoll-Rand Co., Class A	1,500	115,305

	Navistar International Corp.	845	24,953

	PACCAR, Inc.	1,495	101,511

	Pall Corp.	1,480	39,708

	Parker-Hannifin Corp.	990	59,341

	TOTAL MACHINERY		$1,346,070

	MEDIA – 3.7%

	Clear Channel Communications, Inc.	5,385	171,997

[8]	Comcast Corp., Class A	19,716	633,081

	Dow Jones & Co.	1,025	34,276

	Gannett Co., Inc.	2,300	177,100

	Interpublic Group Cos., Inc.	3,500	45,010

	Knight-Ridder, Inc.	900	58,230

	McGraw-Hill Cos., Inc.	1,875	163,275

	Meredith Corp.	560	26,320

	New York Times Co., Class A	1,270	42,367

	News Corp., Inc.	26,500	404,920

	Omnicom Group, Inc.	1,675	138,858

[8]	Time Warner, Inc.	40,250	676,603

	Tribune Co.	2,877	111,052

[8]	Univision Communications, Inc., Class A	3,200	84,128

	Viacom, Inc., Class B	11,503	398,234

	Walt Disney Co.	18,055	476,652

	TOTAL MEDIA		$3,642,103

	METALS & MINING – 0.7%

	Alcoa, Inc.	8,263	239,792

	Allegheny Technologies, Inc.	765	17,136

	Freeport-McMoRan Copper & Gold, Inc., Class B	1,830	63,428

	Newmont Mining Corp.	4,265	161,942

	Nucor Corp.	1,550	79,205

	Phelps Dodge Corp.	908	77,952

	United States Steel Corp.	915	39,125

	TOTAL METALS & MINING		$678,580

	MULTI-UTILITIES – 0.9%

[8]	AES Corp.	6,400	102,912

[8]	CMS Energy Corp.	1,000	12,920

[8]	Calpine Corp.	4,500	8,055

	Constellation Energy Group	1,455	76,475

	Dominion Resources, Inc.	3,000	226,200

	Duke Energy Corp.	8,675	253,223

[8]	Dynegy, Inc.	4,400	14,740

[8]	Mirant Corp.	4,169	$1,543

	Public Service Enterprises Group, Inc.	2,010	116,781

	Sempra Energy	2,376	95,943

	TOTAL MULTI-UTILITIES		$908,792

	MULTILINE RETAIL – 1.2%

[8]	Big Lots, Inc.	1,290	13,132

	Dillards, Inc., Class A	1,080	25,132

	Dollar General Corp.	3,050	62,068

	Family Dollar Stores, Inc.	1,550	41,819

	Federated Department Stores, Inc.	1,800	103,500

[8]	Kohl’s Corp.	3,250	154,700

	May Department Stores Co.	2,435	85,420

	Nordstrom, Inc.	1,575	80,057

	Penney (J.C.) Co., Inc.	2,800	132,748

[8]	Sears Holdings Corp.	982	132,806

	Target Corp.	7,820	362,926

	TOTAL MULTILINE RETAIL		$1,194,308

	OFFICE ELECTRONICS – 0.1%

[8]	Xerox Corp.	8,200	108,650

	OIL GAS & CONSUMABLE FUELS – 7.6%

	Amerada-Hess Corp.	970	90,841

	Anadarko Petroleum Corp.	2,500	182,600

	Apache Corp.	3,196	179,903

	Ashland, Inc.	610	41,016

	Burlington Resources, Inc.	3,834	186,371

	ChevronTexaco Corp.	20,100	1,045,200

	ConocoPhillips	6,668	699,140

	Devon Energy Corp.	4,500	203,265

	EOG Resources, Inc.	2,100	99,855

	El Paso Corp.	6,483	64,765

	Exxon Mobil Corp.	64,020	3,651,061

	Kerr-McGee Corp.	1,550	120,280

	Kinder Morgan, Inc.	1,000	76,460

	Marathon Oil Corp.	3,080	143,436

	Occidental Petroleum Corp.	3,775	260,475

	Sunoco, Inc.	735	72,956

	Unocal Corp.	2,205	120,283

	Valero Energy Corp.	2,400	164,472

	Williams Cos., Inc.	5,025	85,526

	XTO Energy, Inc.	3,200	96,544

	TOTAL OIL GAS & CONSUMABLE FUELS		$7,584,449

	PAPER & FOREST PRODUCTS – 0.5%

	Georgia-Pacific Corp.	2,201	75,428

	International Paper Co.	4,590	157,391

	Louisiana-Pacific Corp.	870	21,402

	MeadWestvaco Corp.	1,865	54,924

	Weyerhaeuser Co.	2,150	$147,512

	TOTAL PAPER & FOREST PRODUCTS		$456,657

	PERSONAL PRODUCTS – 0.6%

	Alberto-Culver Co., Class B	930	41,385

	Avon Products, Inc.	3,800	152,304

	Gillette Co.	8,090	417,768

	TOTAL PERSONAL PRODUCTS		$611,457

	PHARMACEUTICALS – 7.2%

	Abbott Laboratories	14,090	692,664

	Allergan, Inc.	1,280	90,099

	Bristol-Myers Squibb Co.	17,475	454,350

[8]	Forest Laboratories, Inc., Class A	3,600	128,448

	Johnson & Johnson	26,643	1,828,509

[8]	King Pharmaceuticals, Inc.	2,733	21,864

	Lilly (Eli) & Co.	10,500	613,935

	Merck & Co., Inc.	14,945	506,636

	Mylan Laboratories, Inc.	2,400	39,600

	Pfizer, Inc.	68,455	1,859,922

	Schering Plough Corp.	13,975	291,658

[8]	Watson Pharmaceuticals, Inc.	1,200	36,000

	Wyeth	12,190	547,819

	TOTAL PHARMACEUTICALS		$7,111,504

	POOLED INVESTMENT VEHICLES – 0.5%

	S&P Depositary Receipts Trust, ADR	4,000	463,000

	REAL ESTATE – 0.6%

	Apartment Investment & Management Co., Class A	1,000	38,120

	Archstone-Smith Trust	1,800	64,746

	Equity Office Properties Trust	4,000	125,880

	Equity Residential Properties Trust	2,550	87,593

	Plum Creek Timber Co., Inc.	1,550	53,537

	Prologis Trust	2,000	79,180

	Simon Property Group, Inc.	2,200	145,354

	TOTAL REAL ESTATE		$594,410

	ROAD & RAIL – 0.5%

	Burlington Northern Santa Fe Corp.	3,700	178,525

	CSX Corp.	1,870	75,043

	Norfolk Southern Corp.	3,875	121,675

	Union Pacific Corp.	2,495	159,505

	TOTAL ROAD & RAIL		$534,748

	SEMICONDUCTOR EQUIPMENT & PRODUCTS – 3.0%

[8]	Advanced Micro Devices, Inc.	3,400	48,382

[8]	Altera Corp.	3,200	66,336

	Analog Devices, Inc.	3,700	126,207

[8]	Applied Materials, Inc.	15,550	231,229

[8]	Applied Micro Circuits Corp.	3,000	8,010

[8]	Broadcom Corp.	2,600	77,766

[8]	Freescale Semiconductor, Inc., Class B	3,865	$72,894

	Intel Corp.	57,950	1,362,984

[8]	KLA-Tencor Corp.	1,700	66,334

[8]	LSI Logic Corp.	4,360	23,370

	Linear Technology Corp.	2,750	98,285

	Maxim Integrated Products, Inc.	3,200	119,680

	Micron Technology, Inc.	6,100	59,231

[8]	NVIDIA Corp.	1,825	40,041

[8]	National Semiconductor Corp.	3,470	66,208

[8]	Novellus Systems, Inc.	1,800	42,174

[8]	PMC-Sierra, Inc.	2,000	16,120

[8]	Teradyne, Inc.	2,100	23,142

	Texas Instruments, Inc.	15,430	385,133

	Xilinx, Inc.	3,300	88,902

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$3,022,428

	SOFTWARE – 3.7%

	Adobe Systems, Inc.	2,350	139,755

	Autodesk, Inc.	2,210	70,344

[8]	BMC Software, Inc.	2,650	42,930

[8]	Citrix Systems, Inc.	2,000	45,000

	Computer Associates International, Inc.	5,600	150,640

[8]	Compuware Corp.	3,500	20,825

[8]	Electronic Arts, Inc.	3,000	160,170

[8]	Intuit, Inc.	1,725	69,518

[8]	Mercury Interactive Corp.	900	37,197

	Microsoft Corp.	86,100	2,178,330

[8]	Novell, Inc.	325	1,921

[8]	Oracle Corp.	40,188	464,573

[8]	Parametric Technology Corp.	2,670	14,204

[8]	Siebel Systems, Inc.	5,700	51,300

[8]	Symantec Corp.	6,200	116,436

[8]	Veritas Software Corp.	3,715	76,492

	TOTAL SOFTWARE		$3,639,635

	SPECIALTY RETAIL – 2.2%

[8]	AutoNation, Inc.	2,450	44,762

[8]	AutoZone, Inc.	740	61,420

[8]	Bed Bath & Beyond, Inc.	2,600	96,746

	Best Buy Co., Inc.	3,150	158,571

	Circuit City Stores, Inc.	2,350	37,130

	Gap (The), Inc.	7,995	170,693

	Home Depot, Inc.	18,992	671,747

	Limited, Inc.	3,818	82,812

	Lowe’s Cos., Inc.	7,150	372,587

[8]	Office Depot, Inc.	3,300	64,614

	Officemax, Inc.	1,075	34,916

	Radioshack Corp.	1,800	$44,946

	Sherwin-Williams Co.	1,410	62,844

	Staples, Inc.	6,450	123,002

	TJX Cos., Inc.	4,340	98,301

	Tiffany & Co.	1,600	48,240

[8]	Toys ‘R’ Us, Inc.	2,090	52,982

	TOTAL SPECIALTY RETAIL		$2,226,313

	TEXTILES APPAREL & LUXURY GOODS – 0.5%

[8]	Coach, Inc.	3,600	96,480

	Jones Apparel Group, Inc.	1,450	44,153

	Liz Claiborne, Inc.	1,340	47,476

	Nike, Inc., Class B	2,150	165,142

	Reebok International Ltd.	670	27,209

	V.F. Corp.	1,075	60,834

	TOTAL TEXTILES APPAREL & LUXURY GOODS		$441,294

	THRIFTS & MORTGAGE FINANCE – 1.7%

	Countrywide Financial Corp.	5,358	193,906

	Federal Home Loan Mortgage Corp.	6,525	401,418

	Federal National Mortgage Association	9,125	492,294

	Golden West Financial Corp.	3,000	186,990

	MGIC Investment Corp.	800	47,200

	Sovereign Bancorp, Inc.	2,800	57,596

	Washington Mutual Bank FA	7,034	290,645

	TOTAL THRIFTS & MORTGAGE FINANCE		$1,670,049

	TOBACCO – 1.4%

	Altria Group, Inc.	19,300	1,254,307

	Reynolds American, Inc.	1,100	85,767

	UST, Inc.	1,565	71,677

	TOTAL TOBACCO		$1,411,751

	TRADING COMPANIES & DISTRIBUTORS – 0.1%

	Grainger (W.W.), Inc.	805	$44,508

	WIRELESS TELECOMMUNICATION SERVICES – 0.3%

[8]	Nextel Communications, Inc., Class A	10,590	296,414

TOTAL COMMON STOCKS (IDENTIFIED COST $90,977,864)			$99,148,363

MUTUAL FUNDS – 0.2%

[7]	MTB Prime Money Market Fund, Institutional Shares	176,015	176,015

	SSGA Money Market Fund	33	33

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$176,048

TOTAL INVESTMENTS – 99.9% (IDENTIFIED COST $91,153,912)			$99,324,411

OTHER ASSETS AND LIABILITIES – NET – 0.1%			$152,290

TOTAL NET ASSET VALUE – 100%			$99,476,701

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Stock Fund

At April 30, 2005, the fund’s sector classification1 was as follows:

STOCKS	Percentage of Total Investments[2]

Pharmaceuticals	7.7%

Oil & Gas	6.8%

Specialty Retail	6.5%

Healthcare Providers & Services	5.6%

Industrial Conglomerates	5.2%

Software	5.2%

Diversified Financial Services	5.1%

Healthcare Equipment & Supplies	4.2%

Insurance	4.2%

Commercial Banks	3.9%

Semiconductor Equipment & Products	3.5%

Communications Equipment	3.0%

Computers & Peripherals	2.4%

Food & Staples Retailing	2.4%

Beverages	2.3%

Household Products	2.1%

Metals & Mining	2.0%

Capital Markets	1.8%

Biotechnology	1.7%

Media	1.7%

Consumer Finance	1.6%

Hotels, Restaurants & Leisure	1.6%

Household Durables	1.6%

Aerospace & Defense	1.4%

Building Products	1.4%

Energy Equipment & Services	1.4%

Personal Products	1.4%

Road & Rail	1.3%

Air Freight & Logistics	1.2%

Internet Software & Services	1.2%

Commercial Services & Supplies	1.1%

Food Products	1.1%

Thrifts & Mortgage Finance	1.1%

Containers & Packaging	1.0%

Real Estate	1.0%

Internet & Catalog Retail	0.6%

Diversified Telecommunication Services	0.5%

Cash Equivalents[3]	2.2%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value

COMMON STOCKS – 98.9%

	AEROSPACE & DEFENSE – 1.4%

	Lockheed Martin Corp.	83,225	$5,072,564

	AIR FREIGHT & LOGISTICS – 1.2%

	United Parcel Service, Inc.	62,245	4,438,691

	BEVERAGES – 2.3%

	Coca-Cola Co.	98,500	4,278,840

	PepsiCo, Inc.	72,000	4,006,080

	TOTAL BEVERAGES		$8,284,920

	BIOTECHNOLOGY – 1.7%

[8]	Amgen, Inc.	105,811	6,159,258

	BUILDING PRODUCTS – 1.4%

	Masco Corp.	154,600	4,868,354

	CAPITAL MARKETS – 1.9%

	Bank of New York Co., Inc.	105,435	2,945,854

	Lehman Brothers Holdings, Inc.	40,100	3,677,972

	TOTAL CAPITAL MARKETS		$6,623,826

	COMMERCIAL BANKS – 4.0%

	Bank of America Corp.	227,100	10,228,584

	Wachovia Corp.	76,700	3,925,506

	TOTAL COMMERCIAL BANKS		$14,154,090

	COMMERCIAL SERVICES & SUPPLIES – 1.1%

[8]	Laureate Education, Inc.	87,300	3,877,866

	COMMUNICATIONS EQUIPMENT – 3.0%

[8]	Cisco Systems, Inc.	206,681	3,571,448

	Harris Corp.	119,500	3,369,900

	Qualcomm, Inc.	109,400	3,816,966

	TOTAL COMMUNICATIONS EQUIPMENT		$10,758,314

	COMPUTERS & PERIPHERALS – 2.4%

[8]	Dell, Inc.	180,975	6,303,359

	IBM Corp.	31,431	2,400,700

	TOTAL COMPUTERS & PERIPHERALS		$8,704,059

	CONSUMER FINANCE – 1.6%

	Capital One Financial Corp.	80,207	5,685,874

	CONTAINERS & PACKAGING – 1.0%

[8]	Pactiv Corp.	170,900	3,664,096

	DIVERSIFIED FINANCIAL SERVICES – 5.1%

	CIT Group, Inc.	112,300	4,523,444

	Citigroup, Inc.	294,696	13,838,924

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$18,362,368

	DIVERSIFIED TELECOMMUNICATION SERVICES – 0.5%

	Verizon Communications	50,206	1,797,375

	ENERGY EQUIPMENT & SERVICES – 1.4%

	ENSCO International, Inc.	72,400	2,360,240

[8]	Nabors Industries Ltd.	51,100	$2,752,757

	TOTAL ENERGY EQUIPMENT & SERVICES		$5,112,997

	FOOD & STAPLES RETAILING – 2.5%

	Sysco Corp.	129,800	4,491,080

	Wal-Mart Stores, Inc.	90,682	4,274,749

	TOTAL FOOD & STAPLES RETAILING		$8,765,829

	FOOD PRODUCTS – 1.1%

	General Mills, Inc.	76,800	3,793,920

	HEALTHCARE EQUIPMENT & SUPPLIES – 4.2%

[8]	Edwards Lifesciences Corp.	79,900	3,518,796

[8]	Kinetic Concepts, Inc.	63,900	3,926,655

	Medtronic, Inc.	74,181	3,909,339

[8]	Zimmer Holdings, Inc.	45,000	3,663,900

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$15,018,690

	HEALTHCARE PROVIDERS & SERVICES – 5.6%

[8]	Caremark Rx, Inc.	165,000	6,608,250

[8]	Cerner Corp.	87,200	5,062,832

[8]	Express Scripts, Inc., Class A	39,595	3,549,296

[8]	PacifiCare Health Systems, Inc.	81,300	4,858,488

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$20,078,866

	HOTELS, RESTAURANTS & LEISURE – 1.6%

	Carnival Corp.	118,600	5,797,168

	HOUSEHOLD DURABLES – 1.6%

[8]	Toll Brothers, Inc.	76,000	5,760,800

	HOUSEHOLD PRODUCTS – 2.2%

	Colgate-Palmolive Co.	71,500	3,559,985

	Procter & Gamble Co.	77,000	4,169,550

	TOTAL HOUSEHOLD PRODUCTS		$7,729,535

	INDUSTRIAL CONGLOMERATES – 5.3%

	3M Co.	69,100	5,284,077

	General Electric Co.	378,008	13,683,889

	TOTAL INDUSTRIAL CONGLOMERATES		$18,967,966

	INSURANCE – 4.2%

	Allstate Corp.	36,200	2,032,992

	American International Group, Inc.	142,615	7,251,973

	Lincoln National Corp.	129,500	5,823,615

	TOTAL INSURANCE		$15,108,580

	INTERNET & CATALOG RETAIL – 0.6%

[8]	eBay, Inc.	67,200	2,132,256

	INTERNET SOFTWARE & SERVICES – 1.2%

[8]	Verisign, Inc.	163,700	4,331,502

	MEDIA – 1.7%

[8]	Comcast Corp., Class A	191,800	$6,158,698

	METALS & MINING – 2.1%

	Alcoa, Inc.	107,450	3,118,199

	Fording Canadian Coal Trust	48,300	4,290,972

	TOTAL METALS & MINING		$7,409,171

	OIL GAS & CONSUMABLE FUELS – 6.9%

	ChevronTexaco Corp.	175,100	9,105,200

	ConocoPhillips	37,500	3,931,875

	Exxon Mobil Corp.	203,552	11,608,570

	TOTAL OIL GAS & CONSUMABLE FUELS		$24,645,645

	PERSONAL PRODUCTS – 1.5%

	Estee Lauder Cos., Inc., Class A	134,300	5,158,463

	PHARMACEUTICALS – 7.8%

	Johnson & Johnson	117,775	8,082,898

	Merck & Co., Inc.	68,764	2,331,100

	Pfizer, Inc.	442,626	12,026,148

	Wyeth	124,105	5,577,279

	TOTAL PHARMACEUTICALS		$28,017,425

	REAL ESTATE – 1.0%

	St. Joe Co.	53,100	3,695,229

	ROAD & RAIL – 1.3%

	Werner Enterprises, Inc.	252,900	4,698,882

	SEMICONDUCTOR EQUIPMENT & PRODUCTS – 3.6%

	Intel Corp.	306,700	7,213,584

[8]	International Rectifier Corp.	128,223	5,454,606

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$12,668,190

	SOFTWARE – 5.3%

[8]	Electronic Arts, Inc.	71,200	$3,801,368

	Microsoft Corp.	292,773	7,407,157

[8]	Novell, Inc.	776,259	4,587,691

[8]	Symantec Corp.	166,100	3,119,358

	TOTAL SOFTWARE		$18,915,574

	SPECIALTY RETAIL – 6.5%

[8]	CarMax, Inc.	239,400	6,530,832

	Home Depot, Inc.	138,694	4,905,607

	PetSmart, Inc.	133,300	3,552,445

	Ross Stores, Inc.	131,400	3,511,008

	Staples, Inc.	253,661	4,837,306

	TOTAL SPECIALTY RETAIL		$23,337,198

	THRIFTS & MORTGAGE FINANCE – 1.1%

	Federal National Mortgage Association	75,144	4,054,019

TOTAL COMMON STOCKS (IDENTIFIED COST $307,461,576)			$353,808,258

	MUTUAL FUNDS – 2.3%

[7]	MTB Prime Money Market Fund, Institutional Shares	8,015,212	8,015,212

	SSGA Money Market Fund	99	99

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$8,015,311

TOTAL INVESTMENTS – 101.2% (IDENTIFIED COST $315,476,887)			$361,823,569

OTHER ASSETS AND LIABILITIES – NET – (1.2)%			$(4,275,130)

TOTAL NET ASSETS – 100%			$357,548,439

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Growth Fund

At April 30, 2005, the fund’s sector classifications1 was as follows:

EQUITIES	Percentage of Total Investments[2]

Pharmaceuticals	10.9%

Industrial Conglomerates	9.0%

Communications Equipment	6.0%

Software	5.9%

Computers & Peripherals	4.9%

Oil & Gas	4.7%

Semiconductor Equipment & Products	4.1%

Food & Staples Retailing	4.0%

Household Products	3.9%

Healthcare Equipment & Supplies	3.9%

Energy Equipment & Services	3.9%

Biotechnology	3.9%

Beverages	3.7%

Specialty Retail	3.5%

Diversified Financial Services	2.7%

Media	2.7%

Aerospace & Defense	2.2%

Air Freight & Logistics	1.8%

Tobacco	1.5%

Personal Products	1.4%

Electronic Equipment & Services	1.3%

Multiline Retail	1.2%

Metals & Mining	1.2%

Internet Software & Services	1.1%

Capital Markets	1.1%

Healthcare Providers & Services	1.0%

Airlines	1.0%

Food Products	1.0%

Consumer Finance	0.9%

Machinery	0.9%

Chemicals	0.8%

Internet & Catalog Retail	0.7%

Cash Equivalents[3]	3.2%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) Cash Equivalents includes investment in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value

COMMON STOCKS – 96.8%

	AEROSPACE & DEFENSE – 2.2%

	Northrop Grumman Corp.	9,700	$531,948

	United Technologies Corp.	6,000	610,320

	TOTAL AEROSPACE & DEFENSE		$1,142,268

	AIR FREIGHT & LOGISTICS – 1.8%

	United Parcel Service, Inc.	13,500	962,685

	AIRLINES – 1.0%

	Southwest Airlines Co.	35,000	520,800

	BEVERAGES – 3.7%

	Coca-Cola Co.	10,500	456,120

	PepsiCo, Inc.	26,200	1,457,768

	TOTAL BEVERAGES		$1,913,888

	BIOTECHNOLOGY – 3.9%

[8]	Amgen, Inc.	22,000	1,280,620

[8]	Biogen Idec, Inc.	5,850	212,004

[8]	Gilead Sciences, Inc.	14,000	519,400

	TOTAL BIOTECHNOLOGY		$2,012,024

	CAPITAL MARKETS – 1.1%

	Lehman Brothers Holdings, Inc.	6,000	550,320

	CHEMICALS – 0.8%

	Dow Chemical Co.	9,000	413,370

	COMMUNICATIONS EQUIPMENT – 6.0%

[8]	Cisco Systems, Inc.	65,000	1,123,200

[8]	Corning, Inc.	35,000	481,250

	Harris Corp.	9,000	253,800

	Motorola, Inc.	38,000	582,920

	Qualcomm, Inc.	20,000	697,800

	TOTAL COMMUNICATIONS EQUIPMENT		$3,138,970

	COMPUTERS & PERIPHERALS – 4.9%

[8]	Dell, Inc.	24,100	839,403

[8]	EMC Corp. Mass	45,000	590,400

	IBM Corp.	15,000	1,145,700

	TOTAL COMPUTERS & PERIPHERALS		$2,575,503

	CONSUMER FINANCE – 0.9%

	Capital One Financial Corp.	7,000	496,230

	DIVERSIFIED FINANCIAL SERVICES – 2.7%

	iShares S&P 500/BARRA Growth	25,000	1,390,000

	ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.3%

[8]	Jabil Circuit, Inc.	24,000	662,400

	ENERGY EQUIPMENT & SERVICES – 3.9%

	ENSCO International, Inc.	7,000	228,200

[8]	Nabors Industries Ltd.	14,000	754,180

	Schlumberger Ltd.	5,000	342,050

[8]	Weatherford International Ltd.	13,650	$711,847

	TOTAL ENERGY EQUIPMENT & SERVICES		$2,036,277

	FOOD & STAPLES RETAILING – 4.1%

	Sysco Corp.	17,000	588,200

	Wal-Mart Stores, Inc.	33,000	1,555,620

	TOTAL FOOD & STAPLES RETAILING		$2,143,820

	FOOD PRODUCTS – 1.0%

	General Mills, Inc.	10,500	518,700

	HEALTH CARE EQUIPMENT & SUPPLIES – 3.9%

[8]	Boston Scientific Corp.	24,000	709,920

[8]	Edwards Lifesciences Corp.	14,600	642,984

	Medtronic, Inc.	13,000	685,100

	TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$2,038,004

	HEALTH CARE PROVIDERS & SERVICES – 1.0%

[8]	Express Scripts, Inc., Class A	6,000	537,840

	HOUSEHOLD PRODUCTS – 3.9%

	Colgate-Palmolive Co.	10,500	522,795

	Procter & Gamble Co.	28,000	1,516,200

	TOTAL HOUSEHOLD PRODUCTS		$2,038,995

	INDUSTRIAL CONGLOMERATES – 9.0%

	3M Co.	13,000	994,110

	General Electric Co.	102,000	3,692,400

	TOTAL INDUSTRIAL CONGLOMERATES		$4,686,510

	INTERNET & CATALOG RETAIL – 0.7%

[8]	eBay, Inc.	12,400	393,452

	INTERNET SOFTWARE & SERVICES – 1.1%

[8]	Verisign, Inc.	21,100	558,306

	MACHINERY – 0.9%

	Caterpillar, Inc.	5,250	462,262

	MEDIA – 2.7%

[8]	Comcast Corp., Class A	26,200	841,282

	Viacom, Inc., Class B	15,700	543,534

	TOTAL MEDIA		$1,384,816

	METALS & MINING – 1.2%

	Alcoa, Inc.	17,000	493,340

	Fording Canadian Coal Trust	1,500	133,260

	TOTAL METALS & MINING		$626,600

	MULTILINE RETAIL – 1.2%

	Target Corp.	13,650	633,497

	OIL GAS & CONSUMABLE FUELS – 4.7%

	Exxon Mobil Corp.	43,000	2,452,290

	PERSONAL PRODUCTS – 1.4%

	Gillette Co.	14,500	$748,780

	PHARMACEUTICALS – 10.9%

	Abbott Laboratories	17,000	835,720

[8]	Forest Laboratories, Inc., Class A	5,250	187,320

	Johnson & Johnson	28,000	1,921,640

	Lilly (Eli) & Co.	13,500	789,345

	Pfizer, Inc.	38,000	1,032,460

	Wyeth	20,000	898,800

	TOTAL PHARMACEUTICALS		$5,665,285

	SEMICONDUCTOR EQUIPMENT & PRODUCTS – 4.0%

	Intel Corp.	73,500	1,728,720

[8]	International Rectifier Corp.	9,000	382,860

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$2,111,580

	SOFTWARE – 5.9%

[8]	Electronic Arts, Inc.	7,500	400,425

	Microsoft Corp.	88,000	2,226,400

[8]	Oracle Corp.	40,000	462,400

	TOTAL SOFTWARE		$3,089,225

	SPECIALTY RETAIL – 3.5%

	Home Depot, Inc.	27,000	$954,990

	Lowe’s Cos., Inc.	7,350	383,009

	PetSmart, Inc.	18,000	479,700

	TOTAL SPECIALTY RETAIL		$1,817,699

	TOBACCO – 1.5%

	Altria Group, Inc.	12,000	779,880

TOTAL COMMON STOCKS (IDENTIFIED COST $50,739,262)			$50,502,276

MUTUAL FUNDS – 3.2%

[7]	MTB Prime Money Market Fund, Institutional Shares	1,651,614	1,651,614

[7]	MTB Money Market Fund	6	6

	SSGA Money Market Fund	579	579

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$1,652,199

TOTAL INVESTMENTS – 100.0% (IDENTIFIED COST $52,391,461)			$52,154,475

OTHER ASSETS AND LIABILITIES – NET – 0.0%			$(20,956)

TOTAL NET ASSETS – 100%			$52,133,519

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Multi Cap Growth Fund

At April 30, 2005, the fund’s sector classification1 was as follows:

STOCKS	Percentage of Total Investments[2]

Pharmaceuticals	7.0%

Industrial Conglomerates	5.9%

Specialty Retail	5.7%

Software	5.4%

Healthcare Providers & Services	5.1%

Biotechnology	4.6%

Energy Equipment & Services	4.6%

Communications Equipment	4.5%

Oil & Gas	4.4%

Healthcare Equipment & Supplies	4.1%

Computers & Peripherals	3.7%

Semiconductor Equipment & Products	3.6%

Food & Staples Retailing	3.0%

Media	2.8%

Household Products	2.8%

Beverages	2.6%

Metals & Mining	2.4%

Commercial Services & Supplies	2.3%

Electronic Equipment & Instruments	1.6%

Aerospace & Defense	1.6%

Personal Products	1.5%

Air Freight & Logistics	1.5%

Hotels, Restaurants & Leisure	1.4%

Multiline Retail	1.3%

Machinery	1.3%

Diversified Financial Services	1.2%

Internet Software & Services	1.2%

Capital Markets	1.1%

Consumer Finance	1.1%

Tobacco	1.0%

Household Durables	1.0%

Thrifts & Mortgage Finance	0.8%

Airlines	0.7%

Commercial Banks	0.6%

Chemicals	0.6%

Food Products	0.6%

Road & Rail	0.5%

Real Estate	0.5%

Internet & Catalog Retail	0.5%

Containers & Packaging	0.4%

Trading Companies & Distributors	0.4%

Insurance	0.4%

Building Products	0.4%

Information Technology Services	0.2%

Electrical Equipment	0.2%

Construction & Engineering	0.1%

Textiles Apparel & Luxury Goods	0.1%

Diversified Telecommunication Services	0.1%

Oil & Gas	0.1%

Cash Equivalents[3]	1.5%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value

COMMON STOCKS – 98.8%

	AEROSPACE & DEFENSE – 1.6%

[8]	AAR Corp.	4,400	$64,812

	Applied Signal Technology, Inc.	4,100	79,991

	Northrop Grumman Corp.	9,500	520,980

	United Technologies Corp.	6,200	630,664

	TOTAL AEROSPACE & DEFENSE		$1,296,447

	AIR FREIGHT & LOGISTICS – 1.5%

	C H Robinson Worldwide	4,800	247,680

	United Parcel Service, Inc.	13,500	962,685

	TOTAL AIR FREIGHT & LOGISTICS		$1,210,365

	AIRLINES – 0.7%

	Southwest Airlines Co.	36,000	535,680

	AUTO COMPONENTS – 0.0%

	Noble International Ltd.	800	16,224

	AUTOMOBILES – 0.0%

	Winnebago Industries, Inc.	700	20,398

	BEVERAGES – 2.6%

	Coca-Cola Co.	11,500	499,560

[8]	Hansen Natural Corp.	400	22,672

	PepsiCo, Inc.	28,000	1,557,920

	TOTAL BEVERAGES		$2,080,152

	BIOTECHNOLOGY – 4.6%

[8]	Affymetrix, Inc.	5,900	272,049

[8]	Amgen, Inc.	21,500	$1,251,515

[8]	Biogen Idec, Inc.	9,300	337,032

[8]	Calypte Biomedical Corp.	1,687,500	306,789

[8]	Digene Corp.	5,300	100,965

[8]	Genitope Corp.	7,700	85,470

[8]	Gilead Sciences, Inc.	20,230	750,533

[8]	Halozyme Therapeutics, Inc.	36,900	64,575

[8]	ICOS Corp.	2,200	49,632

[8]	NPS Pharmaceuticals, Inc.	7,900	95,985

[8]	Nuvelo, Inc.	14,500	84,535

[8]	Protein Design Laboratories, Inc.	18,500	330,780

	TOTAL BIOTECHNOLOGY		$3,729,860

	BUILDING PRODUCTS – 0.4%

	Masco Corp.	10,800	340,092

	CAPITAL MARKETS – 1.1%

[8]	Affiliated Managers Group	5,600	350,168

	Lehman Brothers Holding, Inc.	5,500	504,460

	TOTAL CAPITAL MARKETS		$854,628

	CHEMICALS – 0.6%

	Dow Chemical Co.	9,000	413,370

[8]	Zoltek Cos., Inc.	5,500	69,685

	TOTAL CHEMICALS		$483,055

	COMMERCIAL BANKS – 0.6%

	Columbia Bancorp	3,300	105,270

	Greater Bay Bancorp	1,400	$35,224

	Placer Sierra Bancshares	4,500	104,490

	UCBH Holdings, Inc.	13,100	206,063

	TOTAL COMMERCIAL BANKS		$451,047

	COMMERCIAL SERVICES & SUPPLIES – 2.3%

[8]	Career Education Corp.	7,200	226,368

[8]	Casella Waste Systems, Inc.	5,600	66,024

[8]	Danka Business Systems PLC, ADR	12,000	14,880

[8]	Education Management Corp.	9,500	266,000

[8]	Korn/Ferry International	22,600	325,440

[8]	Labor Ready, Inc.	4,600	76,774

[8]	Laureate Education, Inc.	10,400	461,968

[8]	PeopleSupport, Inc.	7,700	71,687

[8]	Waste Connections, Inc.	10,600	373,332

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$1,882,473

	COMMUNICATIONS EQUIPMENT – 4.5%

[8]	F5 Networks Inc.	2,700	115,587

[8]	Aspect Communications Corp.	5,000	42,550

[8]	Cisco Systems, Inc.	64,000	1,105,920

[8]	Corning, Inc.	33,007	453,846

	Harris Corp. Del	19,000	535,800

	Motorola, Inc.	33,000	506,220

[8]	Packeteer, Inc.	1,700	19,856

[8]	Polycom, Inc.	1,900	28,994

	Qualcomm, Inc.	20,000	697,800

[8]	Seachange International, Inc.	5,200	53,586

[8]	Sonus Networks, Inc.	9,800	33,712

[8]	Westell Technologies	7,000	36,260

	TOTAL COMMUNICATIONS EQUIPMENT		$3,630,131

	COMPUTERS & PERIPHERALS – 3.7%

[8]	Dell, Inc.	25,000	870,750

[8]	EMC Corp. Mass	46,000	603,520

[8]	Electronics for Imaging, Inc.	17,700	290,634

[8]	Hypercom Corp.	4,800	23,808

	IBM Corp.	14,500	1,107,510

[8]	Maxtor Corp.	6,400	31,040

[8]	On Track Innovations Ltd.	7,500	88,125

	TOTAL COMPUTERS & PERIPHERALS		$3,015,387

	CONSTRUCTION & ENGINEERING – 0.1%

[8]	URS Corp.	2,100	64,575

	CONSUMER FINANCE – 1.1%

	ASTA Funding, Inc.	3,400	71,060

	Capital One Financial Corp.	11,100	786,879

	TOTAL CONSUMER FINANCE		$857,939

	CONTAINERS & PACKAGING – 0.4%

[8]	Pactiv Corp.	13,600	$291,584

	DISTRIBUTORS – 0.0%

[8]	WESCO International, Inc.	1,300	31,434

	DIVERSIFIED FINANCIAL SERVICES – 1.2%

	CIT Group, Inc.	6,000	241,680

[8]	CapitalSource, Inc.	15,800	331,800

	IShares Trust	6,500	382,200

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$955,680

	DIVERSIFIED TELECOMMUNICATION SERVICES – 0.1%

	Alaska Communications System, Inc.	10,500	98,752

	ELECTRICAL EQUIPMENT – 0.2%

[8]	Electric City Corp.	172,800	171,072

	ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.6%

	CDW Corp.	8,700	475,803

[8]	Dionex Corp.	600	25,770

[8]	Faro Technologies, Inc.	2,100	56,385

[8]	Gerber Scientific, Inc.	8,800	62,304

[8]	Jabil Circuit, Inc.	23,000	634,800

[8]	Spatialight, Inc.	8,500	38,420

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$1,293,482

	ENERGY EQUIPMENT & SERVICES – 4.6%

[8]	Cal Dive International, Inc.	2,400	106,752

[8]	Dawson Geophysical Co.	1,400	28,070

	ENSCO International, Inc.	15,600	508,560

[8]	Grant Prideco, Inc.	5,200	115,180

[8]	Grey Wolf, Inc.	7,800	46,800

	Helmerich and Payne, Inc.	1,500	57,660

[8]	Input/Output, Inc.	8,000	48,320

[8]	Nabors Industries Ltd.	21,000	1,131,270

[8]	Offshore Logistics, Inc.	1,300	37,661

	Schlumberger Ltd.	7,000	478,870

[8]	Stolt Offshore SA	13,700	100,010

[8]	Weatherford International Ltd.	20,900	1,089,935

	TOTAL ENERGY EQUIPMENT & SERVICES		$3,749,088

	FOOD & STAPLES RETAILING – 3.0%

[8]	7-Eleven, Inc.	3,400	79,526

	Nash Finch Co.	2,500	88,425

	Sysco Corp.	18,000	622,800

	Wal-Mart Stores, Inc.	34,000	1,602,760

	TOTAL FOOD & STAPLES RETAILING		$2,393,511

	FOOD PRODUCTS – 0.6%

	General Mills, Inc.	10,500	$518,700

	HEALTHCARE EQUIPMENT & SUPPLIES – 4.2%

[8]	Boston Scientific Corp.	23,500	695,130

[8]	Cytyc Corp.	18,800	400,628

[8]	Edwards Lifesciences Corp.	24,100	1,061,364

[8]	Intuitive Surgical, Inc.	1,200	51,528

[8]	Kinetic Concepts, Inc.	4,800	294,960

	Medtronic, Inc.	13,000	685,100

[8]	Spectral Diagnostics, Inc.	47,800	32,313

[8]	Sybron Dental Specialties, Inc.	2,300	85,675

[8]	Syneron Medical Ltd.	1,900	55,100

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$3,361,798

	HEALTHCARE PROVIDERS & SERVICES – 5.1%

[8]	Amedisys, Inc.	800	24,008

[8]	Amerigroup Corp.	12,700	446,024

[8]	Amsurg Corp.	22,900	592,881

[8]	Cerner Corp.	8,600	499,316

[8]	Express Scripts, Inc., Class A	9,200	824,688

[8]	Pacificare Health Systems	4,900	292,824

[8]	Pediatrix Medical Group	5,400	367,686

[8]	Psychiatric Solutions, Inc.	12,900	554,958

[8]	Sierra Health Services, Inc.	700	45,283

[8]	United Surgical Partners International, Inc.	11,650	515,512

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$4,163,180

	HOTELS, RESTAURANTS & LEISURE – 1.4%

[8]	Bally Total Fitness Holding Corp.	12,000	38,160

[8]	Benihana, Inc., Class A	8,100	130,410

[8]	Mikohn Gaming Corp.	2,800	39,536

	Outback Steakhouse, Inc.	10,900	440,360

[8]	Penn National Gaming, Inc.	2,000	63,000

	Royal Caribbean Cruises Ltd.	8,500	357,170

[8]	Sunterra Corp.	6,500	101,075

	TOTAL HOTELS, RESTAURANTS & LEISURE		$1,169,711

	HOUSEHOLD DURABLES – 1.1%

[8]	Applica, Inc.	14,900	34,717

[8]	Comstock Homebuilding Cos., Inc.	500	11,845

	Harman International Industries, Inc.	5,200	408,616

	Levitt Corp.	1,900	47,652

[8]	Toll Brothers, Inc.	4,625	350,575

	TOTAL HOUSEHOLD DURABLES		$853,405

	HOUSEHOLD PRODUCTS – 2.8%

	Colgate-Palmolive Co.	12,000	597,480

[8]	Energizer Holdings, Inc.	4,100	233,577

	Procter & Gamble Co.	26,500	$1,434,975

	TOTAL HOUSEHOLD PRODUCTS		$2,266,032

	IT SERVICES – 0.2%

[8]	Cognizant Technology Solutions Corp.	3,900	163,839

	INDUSTRIAL CONGLOMERATES – 5.9%

	3M Co.	13,500	1,032,345

	General Electric Co.	101,000	3,656,200

	Raven Industries, Inc.	1,900	36,205

[8]	Spectrum Brands, Inc.	1,100	40,084

	TOTAL INDUSTRIAL CONGLOMERATES		$4,764,834

	INSURANCE – 0.4%

	Lincoln National Corp.	6,050	272,069

[8]	Quanta Capital Holdings Ltd.	4,700	37,600

	TOTAL INSURANCE		$309,669

	INTERNET & CATALOG RETAIL – 0.5%

[8]	J. Jill Group, Inc.	4,200	52,668

[8]	eBay, Inc.	12,000	380,760

	TOTAL INTERNET & CATALOG RETAIL		$433,428

	INTERNET SOFTWARE & SERVICES – 1.2%

[8]	MatrixOne, Inc.	10,500	44,835

[8]	Stellent, Inc.	3,100	21,855

[8]	Verisign, Inc.	33,900	896,994

	TOTAL INTERNET SOFTWARE & SERVICES		$963,684

	MACHINERY – 1.3%

	Caterpillar, Inc.	6,500	572,325

	Harsco Corp.	9,450	506,993

	TOTAL MACHINERY		$1,079,318

	MEDIA – 2.8%

[8]	4 Kids Entertainment, Inc.	4,300	86,688

[8]	Comcast Corp., Class A	26,500	850,915

[8]	Cumulus Media, Inc., Class A	21,700	281,666

[8]	Navarre Corp.	10,200	81,600

	Viacom, Inc., Class B	16,000	553,920

	Washington Post Co., Class B	200	172,850

[8]	XM Satellite Radio Holdings, Inc., Class A	8,400	233,016

	TOTAL MEDIA		$2,260,655

	METALS & MINING – 2.4%

	Alcoa, Inc.	18,000	522,360

[8]	Century Aluminum Co.	1,600	37,280

	Cleveland Cliffs, Inc.	6,200	359,662

	Fording Canadian Coal Trust	5,100	453,084

	Foundation Coal Holdings, Inc.	4,900	114,415

	Mesabi Trust	7,000	$102,410

	Peabody Energy Corp.	8,200	358,914

	TOTAL METALS & MINING		$1,948,125

	MULTILINE RETAIL – 1.3%

[8]	Dollar Tree Stores, Inc.	15,500	379,595

	Target Corp.	15,000	696,150

	TOTAL MULTILINE RETAIL		$1,075,745

	OIL & GAS – 4.4%

[8]	ATP Oil & Gas Corp.	2,000	40,940

[8]	Comstock Resources, Inc.	3,000	75,900

[8]	Denbury Resources, Inc.	1,700	53,958

	Exxon Mobil Corp.	42,000	2,395,260

[8]	Goodrich Petroleum Corp.	1,100	18,634

[8]	Interoil Corp.	3,000	78,300

[8]	Parallel Petroleum Corp.	5,800	45,124

[8]	Petrohawk Energy Corp.	8,900	77,163

[8]	Southwestern Energy Co.	1,700	99,875

	Tesoro Petroleum Corp.	4,000	151,760

[8]	Ultra Petroleum Corp.	1,100	55,528

	XTO Energy, Inc.	13,000	392,210

[8]	Whiting Petroleum Corp.	1,900	57,513

	TOTAL OIL & GAS		$3,542,165

	OIL GAS & CONSUMABLE FUELS – 0.1%

	Murphy Oil Corp.	1,300	115,817

	PERSONAL PRODUCTS – 1.5%

	Estee Lauder Cos., Inc., Class A	8,600	330,326

	Gillette Co.	16,500	852,060

	TOTAL PERSONAL PRODUCTS		$1,182,386

	PHARMACEUTICALS – 7.0%

	Abbott Laboratories	17,000	835,720

	Eon Labs, Inc.	1,900	56,772

[8]	Forest Laboratories, Inc., Class A	6,000	214,080

	Johnson & Johnson	27,000	1,853,010

	Lilly (Eli) & Co.	13,000	760,110

[8]	MGI Pharma, Inc.	2,600	57,330

	Pfizer, Inc.	35,000	950,950

	Wyeth	21,000	943,740

	TOTAL PHARMACEUTICALS		$5,671,712

	REAL ESTATE – 0.5%

	St. Joe Co.	5,400	375,786

	ROAD & RAIL – 0.5%

	Werner Enterprises, Inc.	20,000	371,600

	SEMICONDUCTOR EQUIPMENT & PRODUCTS – 3.6%

[8]	Ade Corp.	1,400	29,932

[8]	Cabot Microelectronics Corp.	800	$23,032

[8]	FSI International, Inc.	9,200	30,360

[8]	Integrated Device Technology	4,600	49,220

	Intel Corp.	73,000	1,716,960

[8]	International Rectifier Corp.	17,400	740,196

[8]	Lam Research Corp.	8,700	223,155

[8]	Mattson Technology, Inc.	7,500	47,625

[8]	Micrel, Inc.	3,500	32,900

[8]	ON Semiconductor Corp.	9,600	33,024

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$2,926,404

	SOFTWARE – 5.4%

[8]	Ansys, Inc.	5,000	152,200

[8]	Cadence Design Systems, Inc.	14,800	207,200

[8]	Electronic Arts, Inc.	12,000	640,680

[8]	Micromuse, Inc.	4,500	23,265

	Microsoft Corp.	88,000	2,226,400

[8]	Novell, Inc.	50,500	298,455

[8]	OpenTV Corp.	9,400	20,492

[8]	Opsware, Inc.	7,000	33,460

[8]	Oracle Corp.	40,000	462,400

[8]	Symantec Corp.	10,700	200,946

[8]	Tibco Software, Inc.	5,100	36,414

[8]	Transaction Systems Architects, Inc., Class A	3,300	68,409

	TOTAL SOFTWARE		$4,370,321

	SPECIALTY RETAIL – 5.8%

[8]	CarMax, Inc.	12,800	349,184

[8]	Chicos Fas, Inc.	10,800	276,804

[8]	GameStop Corp.	17,450	429,444

	Home Depot, Inc.	26,000	919,620

	Lowe’s Cos., Inc.	8,000	416,880

	Michaels Stores, Inc.	11,800	391,760

	PetSmart, Inc.	32,900	876,785

	Ross Stores, Inc.	10,700	285,904

	Staples, Inc.	11,850	225,980

[8]	Urban Outfitters, Inc.	4,100	181,630

[8]	Williams-Sonoma, Inc.	8,900	298,061

	TOTAL SPECIALTY RETAIL		$4,652,052

	TEXTILES APPAREL & LUXURY GOODS – 0.1%

[8]	Hartmarx Corp.	5,700	49,191

[8]	Quiksilver Inc.	1,300	35,815

	TOTAL TEXTILES APPAREL & LUXURY GOODS		$85,006

	THRIFTS & MORTGAGE FINANCE – 0.8%

	Commercial Capital Bancorp, Inc.	4,600	72,634

	Countrywide Financial Corp.	5,600	$202,664

	W Holding Co., Inc.	48,838	395,099

	TOTAL THRIFTS & MORTGAGE FINANCE		$670,397

	TOBACCO – 1.0%

	Altria Group, Inc.	12,000	779,880

	TRADING COMPANIES & DISTRIBUTORS – 0.4%

	Fastenal Co.	3,000	160,680

[8]	United Rentals, Inc.	7,900	145,281

	TOTAL TRADING COMPANIES & DISTRIBUTORS		$305,961

TOTAL COMMON STOCKS (IDENTIFIED COST $81,497,103)			$79,834,666

7MUTUAL FUND – 1.5%

	MTB Prime Money Fund, Institutional Shares (AT NET ASSET VALUE)	1,218,316	$1,218,316

TOTAL INVESTMENTS – 100.3% (IDENTIFIED COST $82,715,419)			$81,052,982

OTHER ASSETS AND LIABILITIES – NET – (0.3)%			$(243,957)

TOTAL NET ASSETS – 100%			$80,809,025

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Mid Cap Stock Fund

At April 30, 2005, the fund’s sector classification1 was as follows:

STOCKS	Percentage of Total Investments[2]

Healthcare Providers & Services	7.7%

Specialty Retail	6.7%

Oil & Gas	6.4%

Electric Utilities	5.2%

Insurance	4.7%

Household Durables	3.8%

Diversified Financial Services	3.4%

Machinery	3.4%

Commercial Banks	3.2%

Software	3.0%

Commercial Services & Supplies	2.8%

Metals & Mining	2.7%

Chemicals	2.5%

Multiline Retail	2.4%

Energy Equipment & Services	2.4%

Biotechnology	2.3%

Healthcare Equipment & Supplies	2.3%

Capital Markets	2.1%

Hotels, Restaurants & Leisure	1.9%

Auto Components	1.9%

Food & Staples Retailing	1.7%

Information Technology Services	1.6%

Paper & Forest Products	1.4%

Media	1.4%

Semiconductor Equipment & Products	1.3%

Electronic Equipment & Instruments	1.3%

Diversified Telecommunication Services	1.3%

Leisure Equipment & Products	1.2%

Computers & Peripherals	1.2%

Consumer Finance	1.2%

Textiles Apparel & Luxury Goods	1.1%

Thrifts & Mortgage Finance	1.0%

Food Products	1.0%

Containers & Packaging	0.9%

Aerospace & Defense	0.9%

Beverages	0.8%

Real Estate	0.8%

Building Products	0.7%

Personal Products	0.7%

Trading Companies & Distributors	0.6%

Internet Software & Services	0.6%

Communication Equipment	0.6%

Road & Rail	0.6%

Air Freight & Logistics	0.5%

Airlines	0.5%

Household Products	0.5%

Industrial Conglomerates	0.4%

Gas Utilities	0.3%

Tobacco	0.3%

Utilities	0.3%

Office Electronics	0.2%

Diversified Consumer Services	0.1%

Cash Equivalents[3]	2.2%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing percentages in the Portfolio of Investments which follows.

(3) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value

COMMON STOCKS – 98.4%

	AEROSPACE & DEFENSE – 0.9%

	Goodrich (B.F.) Co.	30,600	$1,233,180

	AIR FREIGHT & LOGISTICS – 0.5%

	C.H. Robinson Worldwide, Inc.	13,800	712,080

	AIRLINES – 0.5%

[8]	Alaska Air Group, Inc.	13,700	365,379

[8]	ExpressJet Holdings, Inc.	35,700	317,016

	TOTAL AIRLINES		$682,395

	AUTO COMPONENTS – 1.9%

	Autoliv, Inc.	20,500	907,125

	Bandag, Inc.	9,200	399,648

	Dana Corp.	55,000	628,100

[8]	Goodyear Tire & Rubber Co.	56,600	671,842

	TOTAL AUTO COMPONENTS		$2,606,715

	BEVERAGES – 0.8%

	PepsiAmericas, Inc.	45,700	1,128,333

	BIOTECHNOLOGY – 2.4%

[8]	Affymetrix, Inc.	16,500	760,815

	Applera Corp.	22,000	466,400

[8]	Biogen Idec, Inc.	8,000	289,920

[8]	Gilead Sciences, Inc.	20,700	767,970

[8]	Protein Design Laboratories, Inc.	52,300	935,124

	TOTAL BIOTECHNOLOGY		$3,220,229

	BUILDING PRODUCTS – 0.7%

	Masco Corp.	30,700	$966,743

	CAPITAL MARKETS – 2.1%

[8]	Affiliated Managers Group	15,900	994,227

	Bear Stearns Cos., Inc.	10,100	956,066

	Edwards(AG), Inc.	24,100	957,011

	TOTAL CAPITAL MARKETS		$2,907,304

	CHEMICALS – 2.5%

	Crompton Corp.	75,300	1,057,965

	Eastman Chemical Co.	18,100	977,400

	PPG Industries, Inc.	15,600	1,053,780

[8]	Terra Industries, Inc.	43,500	300,150

	TOTAL CHEMICALS		$3,389,295

	COMMERCIAL BANKS – 3.2%

	Comerica, Inc.	16,600	950,516

	Commerce Bancshares, Inc.	9,300	448,167

	Huntington Bancshares, Inc.	43,300	1,017,983

	KeyCorp	31,200	1,034,592

	Popular, Inc.	16,500	381,810

	UCBH Holdings, Inc.	37,600	591,448

	TOTAL COMMERCIAL BANKS		$4,424,516

	COMMERCIAL SERVICES & SUPPLIES – 2.9%

[8]	Career Education Corp.	21,200	666,528

[8]	Education Management Corp.	16,400	459,200

[8]	Korn/Ferry International	45,000	$648,000

[8]	Laureate Education, Inc.	23,900	1,061,638

[8]	Waste Connections, Inc.	30,200	1,063,644

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$3,899,010

	COMMUNICATION EQUIPMENT – 0.6%

	Harris Corp.	31,300	882,660

	COMPUTERS & PERIPHERALS – 1.2%

[8]	Electronics for Imaging, Inc.	50,100	822,642

[8]	Western Digital Corp.	66,100	838,809

	TOTAL COMPUTERS & PERIPHERALS		$1,661,451

	CONSUMER FINANCE – 1.2%

	Capital One Financial Corp.	13,000	921,570

[8]	Providian Financial Corp.	42,000	700,140

	TOTAL CONSUMER FINANCE		$1,621,710

	CONTAINERS & PACKAGING – 0.9%

[8]	Pactiv Corp.	38,600	827,584

	Silgan Holdings, Inc.	6,700	409,906

	TOTAL CONTAINERS & PACKAGING		$1,237,490

	DIVERSIFIED CONSUMER SERVICES – 0.1%

	Pre Paid Legal Services, Inc.	4,500	160,695

	DIVERSIFIED FINANCIAL SERVICES – 3.4%

	CIT Group, Inc.	40,500	1,631,340

[8]	CapitalSource, Inc.	44,700	938,700

	Loews Corp.	14,700	1,041,936

	Principal Financial Group	26,500	1,035,620

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,647,596

	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.3%

	AT&T Corp.	47,800	914,414

	CenturyTel, Inc.	27,800	853,182

	TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$1,767,596

	ELECTRIC UTILITIES – 5.2%

	American Electric Power Co., Inc.	30,200	1,063,644

	Cleco Corp.	23,200	473,744

	Edison International	32,900	1,194,270

[8]	El Paso Electric Co.	37,000	721,870

	PNM Resources, Inc.	34,200	945,630

	Pinnacle West Capital Corp.	21,800	913,420

	Puget Energy, Inc.	40,300	864,032

	Xcel Energy, Inc.	57,400	986,132

	TOTAL ELECTRIC UTILITIES		$7,162,742

	ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.3%

	CDW Corp.	26,500	$1,449,285

[8]	Ingram Micro, Inc., Class A	21,700	361,522

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$1,810,807

	ENERGY EQUIPMENT & SERVICES – 2.4%

	Ensco International, Inc.	24,400	795,440

[8]	Grant Prideco, Inc.	14,900	330,035

[8]	Nabors Industries Ltd.	21,300	1,147,431

[8]	Weatherford International Ltd.	18,200	949,130

	TOTAL ENERGY EQUIPMENT & SERVICES		$3,222,036

	FOOD & STAPLES RETAILING – 1.7%

	Albertsons, Inc.	32,100	635,259

	Longs Drug Stores Corp.	21,300	774,255

	SUPERVALU, Inc.	29,100	918,396

	TOTAL FOOD & STAPLES RETAILING		$2,327,910

	FOOD PRODUCTS – 1.0%

	Archer-Daniels-Midland Co.	48,700	876,113

	Tyson Foods, Inc., Class A	27,100	457,719

	TOTAL FOOD PRODUCTS		$1,333,832

	GAS UTILITIES – 0.3%

	WGL Holdings, Inc.	14,900	451,619

	HEALTHCARE EQUIPMENT & SUPPLIES – 2.3%

[8]	Cytyc Corp.	51,300	1,093,203

[8]	Edwards Lifesciences Corp.	27,050	1,191,282

[8]	Kinetic Concepts, Inc.	13,700	841,865

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$3,126,350

	HEALTHCARE PROVIDERS & SERVICES – 7.8%

[8]	Amerigroup Corp.	32,800	1,151,936

[8]	Amsurg Corp.	49,400	1,278,966

	CIGNA Corp.	13,600	1,250,928

[8]	Cerner Corp.	20,400	1,184,424

[8]	Community Health Systems, Inc.	15,000	546,750

[8]	Express Scripts, Inc., Class A	9,100	815,724

	Pacificare Health Systems	14,200	848,592

[8]	Pediatrix Medical Group	10,200	694,518

[8]	Psychiatric Solutions, Inc.	26,900	1,157,238

[8]	United Surgical Partners International, Inc.	25,250	1,117,312

	Universal Health Services, Inc., Class B	9,700	550,378

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$10,596,766

	HOTELS, RESTAURANTS & LEISURE – 1.9%

	Darden Restaurants, Inc.	13,500	$405,000

	Outback Steakhouse, Inc.	30,550	1,234,220

	Royal Caribbean Cruises Ltd.	24,000	1,008,480

	TOTAL HOTELS, RESTAURANTS & LEISURE		$2,647,700

	HOUSEHOLD DURABLES – 3.8%

	Blyth Industries, Inc.	12,700	348,107

	Harman International Industries, Inc.	14,750	1,159,055

	Maytag Corp.	22,600	218,994

[8]	NVR, Inc.	900	646,515

	Stanley Works	20,700	890,721

[8]	Toll Brothers, Inc.	13,075	991,085

	Whirlpool Corp.	15,100	937,106

	TOTAL HOUSEHOLD DURABLES		$5,191,583

	HOUSEHOLD PRODUCTS – 0.5%

[8]	Energizer Holdings, Inc.	11,800	672,246

	IT SERVICES – 1.6%

[8]	Cognizant Technology Solutions	11,100	466,311

[8]	Computer Sciences Corp.	17,800	773,944

	Sabre Group Holdings, Inc.	36,400	711,984

[8]	Unisys Corp.	33,000	214,170

	TOTAL IT SERVICES		$2,166,409

	INDUSTRIAL CONGLOMERATES – 0.4%

	Tredegar Industries, Inc.	34,000	552,840

	INSURANCE – 4.7%

	Cincinnati Financial Corp.	24,465	984,472

	Jefferson-Pilot Corp.	20,600	1,034,326

	Lincoln National Corp.	38,900	1,749,333

	Nationwide Financial Services, Inc., Class A	27,000	956,610

	SAFECO Corp.	21,000	1,106,070

	Unitrin, Inc.	13,200	600,600

	TOTAL INSURANCE		$6,431,411

	INTERNET SOFTWARE & SERVICES – 0.6%

[8]	Verisign, Inc.	33,400	883,764

	LEISURE EQUIPMENT & PRODUCTS – 1.2%

	Eastman Kodak Co.	32,600	815,000

	Hasbro, Inc.	45,500	860,860

	TOTAL LEISURE EQUIPMENT & PRODUCTS		$1,675,860

	MACHINERY – 3.4%

[8]	AGCO Corp.	31,100	534,920

	Crane Co.	17,500	448,000

	Cummins, Inc.	12,400	843,200

[8]	EnPro Industries, Inc.	16,900	425,035

	Harsco Corp.	23,300	$1,250,045

	NACCO Industries, Inc., Class A	6,000	624,900

	Tecumseh Products Co., Class A	14,400	500,256

	TOTAL MACHINERY		$4,626,356

	MEDIA – 1.4%

[8]	Cumulus Media, Inc., Class A	62,000	804,760

	Washington Post Co., Class B	510	440,768

[8]	XM Satellite Radio Holdings, Inc., Class A	23,800	660,212

	TOTAL MEDIA		$1,905,740

	METALS & MINING – 2.7%

	Cleveland Cliffs, Inc.	12,800	742,528

	Fording Canadian Coal Trust	6,800	604,112

	Peabody Energy Corp.	23,200	1,015,464

	Phelps Dodge Corp.	5,000	429,250

	Southern Peru Copper Corp.	8,300	424,462

	United States Steel Corp.	10,200	436,152

	TOTAL METALS & MINING		$3,651,968

	MULTILINE RETAIL – 2.4%

[8]	Dollar Tree Stores, Inc.	43,800	1,072,662

	Federated Department Stores, Inc.	18,500	1,063,750

	Penney (J.C.) Co., Inc.	23,800	1,128,358

	TOTAL MULTILINE RETAIL		$3,264,770

	OFFICE ELECTRONICS – 0.2%

[8]	Xerox Corp.	18,800	249,100

	OIL & GAS – 6.4%

	Amerada-Hess Corp.	12,600	1,179,990

	Marathon Oil Corp.	27,900	1,299,303

	Murphy Oil Corp.	3,600	320,724

	Sunoco, Inc.	13,300	1,320,158

[8]	The Houston Exploration Co.	15,600	794,664

	Unocal Corp.	24,200	1,320,110

	Valero Energy Corp.	21,100	1,445,983

	XTO Energy, Inc.	36,766	1,109,230

	TOTAL OIL & GAS		$8,790,162

	PAPER & FOREST PRODUCTS – 1.4%

	Georgia-Pacific Corp.	28,800	986,976

	MeadWestvaco Corp.	31,400	924,730

	TOTAL PAPER & FOREST PRODUCTS		$1,911,706

	PERSONAL PRODUCTS – 0.7%

	Estee Lauder Cos., Inc., Class A	24,600	944,886

	REAL ESTATE – 0.8%

	St. Joe Co.	15,000	1,043,850

	ROAD & RAIL – 0.6%

	Werner Enterprises, Inc.	44,500	826,810

	SEMICONDUCTOR EQUIPMENT & PRODUCTS – 1.4%

[8]	International Rectifier Corp.	23,800	$1,012,452

[8]	Lam Research Corp.	17,700	454,005

[8]	Micron Technology, Inc.	38,800	376,748

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$1,843,205

	SOFTWARE – 3.0%

[8]	Ansys, Inc.	11,300	343,972

[8]	Cadence Design Systems, Inc.	44,100	617,400

[8]	Electronic Arts, Inc.	14,270	761,875

[8]	Novell, Inc.	145,200	858,132

[8]	Reynolds & Reynolds Co., Class A	37,100	978,327

	Symantec Corp.	29,300	550,254

	TOTAL SOFTWARE		$4,109,960

	SPECIALTY RETAIL – 6.7%

[8]	CarMax, Inc.	36,600	998,448

[8]	Chicos Fas, Inc.	31,500	807,345

[8]	GameStop Corp.	37,150	914,262

	Limited, Inc.	46,300	1,004,247

	Michaels Stores, Inc.	33,500	1,112,200

	PetSmart, Inc.	41,200	1,097,980

	Ross Stores, Inc.	30,500	814,960

	Sherwin-Williams Co.	9,700	432,329

	Staples, Inc.	33,750	643,612

[8]	Urban Outfitters, Inc.	11,600	513,880

[8]	Williams-Sonoma, Inc.	25,700	860,693

	TOTAL SPECIALTY RETAIL		$9,199,956

	TEXTILES APPAREL & LUXURY GOODS – 1.1%

	Reebok International Ltd.	9,000	$365,490

	V.F. Corp.	19,100	1,080,869

	TOTAL TEXTILES APPAREL & LUXURY GOODS		$1,446,359

	THRIFTS & MORTGAGE FINANCE – 1.1%

	Countrywide Financial Corp.	15,900	575,421

	W Holding Co., Inc.	107,430	869,109

	TOTAL THRIFTS & MORTGAGE FINANCE		$1,444,530

	TOBACCO – 0.3%

	Reynolds American, Inc.	4,700	366,459

	TRADING COMPANIES & DISTRIBUTORS – 0.7%

	Fastenal Co.	9,000	482,040

[8]	United Rentals, Inc.	22,500	413,775

	TOTAL TRADING COMPANIES & DISTRIBUTORS		$895,815

	UTILITIES – 0.3%

	National Fuel Gas Co. N J	13,200	359,436

TOTAL COMMON STOCKS (IDENTIFIED COST $134,634,877)			$134,283,941

7MUTUAL FUND – 2.2%

	MTB Prime Money Market Fund, Institutional Shares (AT NET ASSET VALUE)	2,945,829	$2,945,829

TOTAL INVESTMENTS – 100.6% (IDENTIFIED COST $137,580,706)			$137,229,770

OTHER ASSETS AND LIABILITIES – NET – (0.6)%			$(751,678)

TOTAL NET ASSETS – 100%			$136,478,092

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Mid Cap Growth Fund

At April 30, 2005, the fund’s sector classification1 was as follows:

STOCKS	Percentage of Total Investments[2]

Healthcare Providers & Services	12.6%

Specialty Retail	11.9%

Commercial Services & Supplies	6.0%

Energy Equipment & Services	4.9%

Software	4.8%

Health Care Equipment & Supplies	4.8%

Biotechnology	4.2%

Metals & Mining	3.6%

Hotels, Restaurants & Leisure	3.4%

Household Durables	3.3%

Media	2.9%

Diversified Financial Services	2.4%

Semiconductor Equipment & Products	2.3%

Electronic Equipment & Instruments	2.2%

Thrifts & Mortgage Finance	2.2%

Oil & Gas	2.2%

Machinery	1.9%

Multiline Retail	1.6%

Real Estate	1.6%

Capital Markets	1.5%

Building Products	1.5%

Personal Products	1.5%

Consumer Finance	1.4%

Internet Software & Services	1.3%

Communications Equipment	1.3%

Road & Rail	1.3%

Containers & Packaging	1.3%

Computers & Peripherals	1.3%

Trading Companies & Distributors	1.3%

Insurance	1.2%

Air Freight & Logistics	1.1%

Household Products	1.0%

Commercial Banks	0.9%

Information Technology Services	0.7%

Cash Equivalents[3]	2.6%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value

COMMON STOCKS – 98.8%

	AIR FREIGHT & LOGISTICS – 1.1%

	C.H. Robinson Worldwide, Inc.	17,600	$908,160

	BIOTECHNOLOGY – 4.3%

[8]	Affymetrix, Inc.	21,200	977,532

[8]	Biogen Idec, Inc.	10,515	381,064

[8]	Gilead Sciences, Inc.	26,300	975,730

[8]	Protein Design Laboratories, Inc.	66,900	1,196,172

	TOTAL BIOTECHNOLOGY		$3,530,498

	BUILDING PRODUCTS – 1.5%

	Masco Corp.	39,300	1,237,557

	CAPITAL MARKETS – 1.5%

[8]	Affiliated Managers Group	20,300	1,269,359

	COMMERCIAL BANKS – 0.9%

[8]	Dime Bancorp, Inc., Warrants	9,500	1,330

	UCBH Holdings, Inc.	48,500	762,905

	TOTAL COMMERCIAL BANKS		$764,235

	COMMERCIAL SERVICES & SUPPLIES – 6.1%

[8]	Career Education Corp.	26,850	844,164

[8]	Education Management Corp.	21,700	607,600

[8]	Korn/Ferry International	57,400	826,560

[8]	Laureate Education, Inc.	30,475	1,353,699

[8]	Waste Connections, Inc.	38,600	1,359,492

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$4,991,515

	COMMUNICATIONS EQUIPMENT – 1.4%

	Harris Corp.	39,900	1,125,180

	COMPUTERS & PERIPHERALS – 1.3%

[8]	Electronics for Imaging, Inc.	63,950	1,050,059

	CONSUMER FINANCE – 1.4%

	Capital One Financial Corp.	16,600	1,176,774

	CONTAINERS & PACKAGING – 1.3%

[8]	Pactiv Corp.	49,200	1,054,848

	DIVERSIFIED FINANCIAL SERVICES – 2.5%

	CIT Group, Inc.	20,600	829,768

[8]	CapitalSource Inc.	57,200	1,201,200

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$2,030,968

	ELECTRONIC EQUIPMENT & INSTRUMENTS – 2.2%

	CDW Corp.	33,900	1,853,991

	ENERGY EQUIPMENT & SERVICES – 5.0%

	ENSCO International, Inc.	31,100	1,013,860

[8]	Grant Prideco, Inc.	19,000	$420,850

[8]	Nabors Industries Ltd.	27,200	1,465,264

[8]	Weatherford International Ltd.	23,150	1,207,272

	TOTAL ENERGY EQUIPMENT & SERVICES		$4,107,246

	HEALTHCARE EQUIPMENT & SUPPLIES – 4.8%

[8]	Cytyc Corp.	65,300	1,391,543

[8]	Edwards Lifesciences Corp.	34,500	1,519,380

[8]	Kinetic Concepts, Inc.	17,500	1,075,375

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$3,986,298

	HEALTHCARE PROVIDERS & SERVICES – 12.8%

[8]	Amerigroup Corp.	41,850	1,469,772

[8]	Amsurg Corp.	62,300	1,612,947

[8]	Cerner Corp.	26,100	1,515,366

[8]	Express Scripts, Inc., Class A	11,600	1,039,824

[8]	PacifiCare Health Systems, Inc.	18,400	1,099,584

[8]	Pediatrix Medical Group	13,500	919,215

[8]	Psychiatric Solutions, Inc.	34,300	1,475,586

[8]	United Surgical Partners International, Inc.	32,300	1,429,275

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$10,561,569

	HOTELS, RESTAURANTS & LEISURE – 3.5%

	Outback Steakhouse, Inc.	39,500	1,595,800

	Royal Caribbean Cruises Ltd.	30,650	1,287,913

	TOTAL HOTELS, RESTAURANTS & LEISURE		$2,883,713

	HOUSEHOLD DURABLES – 3.3%

	Harman International Industries, Inc.	18,800	1,477,304

[8]	Toll Brothers, Inc.	16,650	1,262,070

	TOTAL HOUSEHOLD DURABLES		$2,739,374

	HOUSEHOLD PRODUCTS – 1.0%

[8]	Energizer Holdings, Inc.	15,000	854,550

	IT SERVICES – 0.7%

[8]	Cognizant Technology Solutions Corp.	14,100	592,341

	INSURANCE – 1.2%

	Lincoln National Corp.	22,450	1,009,576

	INTERNET SOFTWARE & SERVICES – 1.4%

[8]	Verisign, Inc.	42,600	1,127,196

	MACHINERY – 1.9%

	Harsco Corp.	29,650	1,590,723

	MEDIA – 3.0%

[8]	Cumulus Media, Inc., Class A	79,900	1,037,102

	Washington Post Co., Class B	660	570,405

[8]	XM Satellite Radio Holdings, Inc., Class A	30,400	$843,296

	TOTAL MEDIA		$2,450,803

	METALS & MINING – 3.6%

[8]	Cleveland Cliffs, Inc.	16,400	951,364

	Fording Canadian Coal Trust	8,300	737,372

	Peabody Energy Corp.	29,500	1,291,215

	TOTAL METALS & MINING		$2,979,951

	MULTILINE RETAIL – 1.7%

[8]	Dollar Tree Stores, Inc.	55,800	1,366,542

	OIL GAS & CONSUMABLE FUELS – 2.2%

	Murphy Oil Corp.	4,700	418,723

	XTO Energy, Inc.	46,976	1,417,266

	TOTAL OIL GAS & CONSUMABLE FUELS		$1,835,989

	PERSONAL PRODUCTS – 1.5%

	Estee Lauder Cos., Inc., Class A	31,500	1,209,915

	REAL ESTATE – 1.6%

	St. Joe Co.	19,525	1,358,745

	ROAD & RAIL – 1.3%

	Werner Enterprises, Inc.	57,600	1,070,208

	SEMICONDUCTOR EQUIPMENT & PRODUCTS – 2.3%

[8]	International Rectifier Corp.	30,400	1,293,216

[8]	Lam Research Corp.	23,400	600,210

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$1,893,426

	SOFTWARE – 4.9%

[8]	Ansys, Inc.	14,500	441,380

[8]	Cadence Design Systems, Inc.	56,900	796,600

[8]	Electronic Arts, Inc.	18,400	982,376

[8]	Novell, Inc.	186,400	1,101,624

[8]	Symantec Corp.	38,000	713,640

	TOTAL SOFTWARE		$4,035,620

	SPECIALTY RETAIL – 12.1%

[8]	CarMax, Inc.	46,800	$1,276,704

[8]	Chicos Fas, Inc.	40,100	1,027,763

[8]	GameStop Corp.	47,400	1,166,514

	Michaels Stores, Inc.	42,650	1,415,980

	PetSmart, Inc.	53,500	1,425,775

	Ross Stores, Inc.	39,000	1,042,080

	Staples, Inc.	43,200	823,824

[8]	Urban Outfitters, Inc.	14,600	646,780

[8]	Williams-Sonoma, Inc.	33,600	1,125,264

	TOTAL SPECIALTY RETAIL		$9,950,684

	THRIFTS & MORTGAGE FINANCE – 2.2%

	Countrywide Financial Corp.	20,400	738,276

	W Holding Co., Inc.	136,812	1,106,809

	TOTAL THRIFTS & MORTGAGE FINANCE		$1,845,085

	TRADING COMPANIES & DISTRIBUTORS – 1.3%

	Fastenal Co.	11,000	589,160

[8]	United Rentals, Inc.	27,600	507,564

	TOTAL TRADING COMPANIES & DISTRIBUTORS		$1,096,724

TOTAL COMMON STOCKS (IDENTIFIED COST $70,733,580)			$81,539,422

7MUTUAL FUNDS – 2.6%

	MTB Money Market Fund	2	2

	MTB Prime Money Market Fund, Institutional Shares	2,164,278	2,164,278

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$2,164,280

TOTAL INVESTMENTS – 101.4% (IDENTIFIED COST $72,897,860)			$83,703,702

OTHER ASSETS AND LIABILITIES – NET – (1.4)%			$(1,171,399)

TOTAL NET ASSETS – 100%			$82,532,303

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Small Cap Stock Fund

At April 30, 2005, the fund’s sector classification1 was as follows:

STOCKS	Percentage of Total Investments[2]

Semiconductor Equipment & Products	9.0%

Commercial Banks	6.0%

Specialty Retail	5.9%

Real Estate	4.5%

Biotechnology	4.2%

Insurance	4.2%

Household Durables	3.8%

Software	3.5%

Oil Gas & Consumable Fuels	3.3%

Commercial Services & Supplies	3.2%

Thrifts & Mortgage Finance	3.2%

Computers & Peripherals	2.9%

Chemicals	2.8%

Machinery	2.4%

Hotels, Restaurants & Leisure	2.3%

Healthcare Providers & Services	2.1%

Internet Software & Services	2.1%

Electronic Equipment & Instruments	1.9%

Building Products	1.8%

Electric Utilities	1.8%

Capital Markets	1.7%

Metals & Mining	1.7%

Healthcare Equipment & Supplies	1.6%

Communications Equipment	1.5%

Textiles Apparel & Luxury Goods	1.5%

Gas Utilities	1.5%

Food Products	1.3%

Trading Companies & Distributors	1.3%

Auto Components	1.2%

Food & Staples Retailing	1.2%

Pharmaceuticals	1.1%

Electrical Equipment	1.0%

Industrial Conglomerates	1.0%

Information Technology Services	1.0%

Consumer Finance	0.9%

Road & Rail	0.8%

Containers & Packaging	0.7%

Multiline Retail	0.7%

Air Freight & Logistics	0.6%

Tobacco	0.6%

Leisure Equipment & Products	0.6%

Internet & Catalog Retailing	0.5%

Paper & Forest Products	0.5%

Diversified Telecommunication Services	0.4%

Construction Materials	0.3%

Energy Equipment & Services	0.3%

Multi-Utilities	0.3%

Diversified Financial Services	0.3%

Construction & Engineering	0.1%

Media	0.1%

Cash Equivalents[3]	2.8%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value

COMMON STOCKS – 97.0%

	AIR FREIGHT & LOGISTICS – 0.6%

	Ryder Systems, Inc.	25,100	$926,943

	AUTO COMPONENTS – 1.3%

	American Axle & Manufacturing Holdings, Inc.	24,300	485,028

	ArvinMeritor, Inc.	29,000	344,520

	BorgWarner, Inc.	24,200	1,106,424

	TOTAL AUTO COMPONENTS		$1,935,972

	BIOTECHNOLOGY – 4.2%

[8]	Alkermes, Inc.	68,900	775,125

[8]	Cell Genesys, Inc.	133,129	620,381

[8]	Corixa Corp.	98,000	302,820

[8]	Cubist Pharmaceuticals, Inc.	81,500	737,575

[8]	Dendreon Corp.	81,500	376,530

[8]	Exact Sciences Corp.	44,300	122,711

[8]	Isis Pharmaceuticals, Inc.	129,300	374,970

[8]	Kosan Biosciences, Inc.	45,100	242,187

[8]	Medarex, Inc.	131,400	930,312

[8]	Neose Technologies, Inc.	70,600	184,972

[8]	Telik, Inc.	53,000	858,600

[8]	Third Wave Technologies, Inc.	129,900	554,673

[8]	Transgenomic, Inc.	114,100	88,998

[8]	Vasogen, Inc.	65,900	245,148

[8]	ViroPharma, Inc.	59,000	99,120

	TOTAL BIOTECHNOLOGY		$6,514,122

	BUILDING PRODUCTS – 1.8%

	Ameron, Inc.	15,400	508,354

[8]	Griffon Corp.	34,300	$658,217

	Universal Forest Products, Inc.	24,800	943,888

	York International Corp.	18,700	731,731

	TOTAL BUILDING PRODUCTS		$2,842,190

	CAPITAL MARKETS – 1.7%

[8]	E*Trade Group, Inc.	177,100	1,967,581

	Greenhill & Co., Inc.	8,500	267,750

[8]	Tradestation Group, Inc.	58,400	376,680

	TOTAL CAPITAL MARKETS		$2,612,011

	CHEMICALS – 2.8%

	Albemarle Corp.	24,000	878,640

	Fuller (H.B.) Co.	17,800	539,696

	Georgia Gulf Corp.	18,700	690,217

	Lubrizol Corp.	19,200	744,384

[8]	OM Group, Inc.	27,700	607,738

[8]	Symyx Technologies, Inc.	36,700	894,379

	TOTAL CHEMICALS		$4,355,054

	COMMERCIAL BANKS – 6.0%

	Bank of the Ozarks, Inc.	3,700	114,589

	Cascade Bancorp	17,100	331,398

	City Holding Co.	13,200	424,512

	Colonial BancGroup, Inc.	52,400	1,155,944

	First Charter Corp.	25,800	558,312

	First Financial Bancorp	46,100	797,069

	Glacier Bancorp, Inc.	7,061	189,023

	Greater Bay Bancorp	34,600	870,536

	Independent Bank Corp. - Michigan	25,700	$702,124

	NBT Bancorp, Inc.	31,900	662,882

	Old National Bancorp	57,800	1,103,402

	Provident Bankshares Corp.	12,400	363,072

	Republic Bancorp, Inc.	69,105	876,251

	Silicon Valley Bancshares	25,000	1,185,000

	TOTAL COMMERCIAL BANKS		$9,334,114

	COMMERCIAL SERVICES & SUPPLIES – 3.2%

	American Ecology, Inc.	10,900	130,146

	Banta Corp.	23,800	991,032

	Ikon Office Solutions, Inc.	63,400	548,410

[8]	Knoll, Inc.	33,200	539,500

[8]	Labor Ready, Inc.	22,000	367,180

[8]	Navigant Consulting, Inc.	14,100	330,927

[8]	SOURCECORP, Inc.	30,200	539,070

	Strayer Education, Inc.	6,900	740,232

[8]	Vertrue, Inc.	25,100	763,291

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$4,949,788

	COMMUNICATIONS EQUIPMENT – 1.6%

	Black Box Corp.	11,100	360,972

[8]	Harmonic Lightwaves, Inc.	36,800	202,768

[8]	Polycom, Inc.	124,800	1,904,448

	TOTAL COMMUNICATIONS EQUIPMENT		$2,468,188

	COMPUTERS & PERIPHERALS – 2.9%

[8]	Emulex Corp.	36,900	573,057

[8]	Immersion Corp.	150,600	825,288

[8]	Komag, Inc.	35,100	825,552

[8]	Maxtor Corp.	109,300	530,105

[8]	Pinnacle Systems, Inc.	55,900	278,382

[8]	Storage Technology Corp.	21,800	606,040

[8]	Western Digital Corp.	69,000	875,610

	TOTAL COMPUTERS & PERIPHERALS		$4,514,034

	CONSTRUCTION & ENGINEERING – 0.1%

[8]	Integrated Electrical Services	78,000	117,000

	CONSTRUCTION MATERIALS – 0.4%

[8]	Headwaters, Inc.	18,900	604,233

	CONSUMER FINANCE – 0.9%

	Advanta Corp., Class B	44,100	1,082,655

[8]	United PanAm Financial Corp.	11,500	254,380

	TOTAL CONSUMER FINANCE		$1,337,035

	CONTAINERS & PACKAGING – 0.7%

	Greif Brothers Corp., Class A	15,400	1,068,298

	DIVERSIFIED FINANCIAL SERVICES – 0.2%

[8]	Encore Capital Group, Inc.	25,500	$399,075

	DIVERSIFIED TELECOMMUNICATION SERVICES – 0.4%

[8]	TALK America Holdings, Inc.	66,600	573,426

	ELECTRIC UTILITIES – 1.8%

	Duquesne Light Holdings, Inc.	54,000	949,860

	UIL Holdings Corp.	9,400	482,596

	UniSource Energy Corp.	42,500	1,328,125

	TOTAL ELECTRIC UTILITIES		$2,760,581

	ELECTRICAL EQUIPMENT – 1.0%

[8]	Active Power, Inc.	38,200	99,702

	Acuity Brands, Inc.	23,600	564,276

	Woodward Governor Co.	13,100	924,336

	TOTAL ELECTRICAL EQUIPMENT		$1,588,314

	ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.9%

[8]	Brightpoint, Inc.	28,100	593,472

[8]	Checkpoint Systems, Inc.	3,000	47,490

	Cognex Corp.	4,800	104,832

[8]	Gerber Scientific, Inc.	49,700	351,876

[8]	Identix, Inc.	34,599	183,029

	Methode Electronics, Inc., Class A	82,000	924,140

[8]	RadiSys Corp.	41,700	583,800

[8]	Universal Display Corp.	10,900	90,252

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$2,878,891

	ENERGY EQUIPMENT & SERVICES – 0.3%

	Offshore Logistics, Inc.	16,900	489,593

	FOOD & STAPLES RETAILING – 1.2%

[8]	BJ’s Wholesale Club, Inc.	20,700	551,655

	Nash Finch Co.	13,500	477,495

	Ruddick Corp.	35,800	804,068

	TOTAL FOOD STAPLES RETAILING		$1,833,218

	FOOD PRODUCTS – 1.3%

[8]	Chiquita Brands International	36,100	904,305

	Corn Products International, Inc.	50,200	1,105,404

	TOTAL FOOD PRODUCTS		$2,009,709

	GAS UTILITIES – 1.4%

	NICOR, Inc.	13,500	499,095

	ONEOK, Inc.	14,900	430,014

	UGI Corp.	26,400	1,326,072

	TOTAL GAS UTILITIES		$2,255,181

	HEALTHCARE EQUIPMENT & SUPPLIES – 1.5%

[8]	Arthrocare Corp.	7,900	$232,102

[8]	OraSure Technologies, Inc.	55,200	439,392

	PerkinElmer, Inc.	51,000	943,500

	West Pharmaceutical Services, Inc.	30,000	790,200

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$2,405,194

	HEALTHCARE PROVIDERS & SERVICES – 2.1%

[8]	Alliance Imaging, Inc.	35,800	373,752

[8]	Beverly Enterprises, Inc.	71,200	834,464

[8]	BioScrip, Inc.	16,000	89,440

[8]	Kindred Healthcare, Inc.	14,600	480,340

[8]	LifePoint Hospitals, Inc.	20,400	906,780

[8]	PSS World Medical, Inc.	37,600	419,616

	PainCare Holdings, Inc.	27,100	105,419

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$3,209,811

	HOTELS, RESTAURANTS & LEISURE – 2.2%

[8]	Buffalo Wild Wings, Inc.	10,700	325,494

[8]	Checkers Drive-In Restaurant, Inc.	39,000	477,750

	Landry’s Seafood Restaurants, Inc.	26,900	699,400

	Lone Star Steakhouse & Saloon	35,100	995,085

[8]	Red Robin Gourmet Burgers	11,800	571,828

[8]	Ryans Restaurant Group, Inc.	33,150	420,342

	TOTAL HOTELS, RESTAURANTS & LEISURE		$3,489,899

	HOUSEHOLD DURABLES – 3.8%

	American Greetings Corp., Class A	27,600	625,140

	Furniture Brands International, Inc.	22,100	428,298

	M.D.C. Holdings, Inc.	10,400	679,952

	M/I Schottenstein Homes, Inc.	23,400	1,069,380

[8]	Meritage Corp.	12,200	772,138

	Ryland Group, Inc.	21,100	1,295,540

	Tupperware Corp.	31,400	662,540

	WCI Communities, Inc.	12,500	350,375

	TOTAL HOUSEHOLD DURABLES		$5,883,363

	IT SERVICES – 1.0%

[8]	CSG Systems International, Inc.	26,800	460,692

[8]	Euronet Worldwide, Inc.	19,100	564,596

[8]	Lionbridge Technologies, Inc.	59,100	251,175

[8]	iPayment Holdings, Inc.	6,100	221,979

	TOTAL IT SERVICES		$1,498,442

	INDUSTRIAL CONGLOMERATES – 1.0%

	Walter Industries, Inc.	44,200	1,516,060

	INSURANCE – 4.2%

	AmerUs Group Co.	26,400	1,241,064

[8]	Ceres Group, Inc.	86,300	$469,472

	Commerce Group, Inc.	22,400	1,323,392

	Horace Mann Educators Corp.	49,200	805,896

	LandAmerica Financial Group, Inc.	23,800	1,180,480

	Presidential Life Corp.	27,800	403,378

	StanCorp Financial Group, Inc.	14,200	1,086,584

	TOTAL INSURANCE		$6,510,266

	INTERNET & CATALOG RETAIL – 0.5%

[8]	Blue Nile, Inc.	18,300	460,611

[8]	Provide Commerce, Inc.	15,300	270,045

	TOTAL INTERNET & CATALOG RETAIL		$730,656

	INTERNET SOFTWARE & SERVICES – 2.1%

[8]	Broadvision, Inc.	45,900	57,375

[8]	Corillian Corp.	117,890	361,922

[8]	EarthLink Network, Inc.	59,700	548,046

[8]	Homestore.com, Inc.	193,300	378,868

[8]	Jupitermedia Corp.	39,000	495,690

[8]	LivePerson, Inc.	45,700	107,395

[8]	Marchex, Inc., Class B	31,300	528,344

[8]	Online Resources Corp.	14,500	126,150

[8]	Register.Com, Inc.	9,500	48,070

[8]	aQuantive, Inc.	60,000	666,000

	TOTAL INTERNET SOFTWARE & SERVICES		$3,317,860

	LEISURE EQUIPMENT & PRODUCTS – 0.5%

[8]	Marvel Enterprises, Inc.	32,300	633,080

[8]	Steinway Musical Instruments	7,700	232,617

	TOTAL LEISURE EQUIPMENT & PRODUCTS		$865,697

	MACHINERY – 2.4%

	Albany International Corp., Class A	32,700	1,025,472

	Cascade Corp.	22,200	699,300

	Harsco Corp.	20,800	1,115,920

	Timken Co.	35,300	876,852

	TOTAL MACHINERY		$3,717,544

	MEDIA – 0.1%

[8]	Outdoor Channel Holdings, Inc.	5,900	87,910

	METALS & MINING – 1.7%

	Quanex Corp.	28,500	1,438,110

	Steel Dynamics, Inc.	21,400	581,652

	Steel Technologies, Inc.	29,700	569,943

	TOTAL METALS & MINING		$2,589,705

	MULTI-UTILITIES – 0.3%

	Avista Corp.	25,400	426,466

	MULTILINE RETAIL – 0.7%

	Shopko Stores, Inc.	42,400	$1,015,904

	OIL GAS & CONSUMABLE FUELS – 3.3%

	Holly Corp.	32,400	1,110,348

[8]	KCS Energy, Inc.	20,200	283,608

	Range Resources Corp.	18,700	423,555

[8]	Stone Energy Corp.	19,400	871,836

[8]	Swift Energy Co.	36,900	971,577

[8]	Tesoro Petroleum Corp.	38,500	1,460,690

	TOTAL OIL GAS & CONSUMABLE FUELS		$5,121,614

	PAPER & FOREST PRODUCTS – 0.5%

[8]	Buckeye Technologies, Inc.	44,000	347,600

	Schweitzer-Mauduit International, Inc.	16,600	485,052

	TOTAL PAPER & FOREST PRODUCTS		$832,652

	PHARMACEUTICALS – 1.1%

	Alpharma, Inc., Class A	49,600	468,224

[8]	Discovery Laboratories, Inc.	20,200	114,736

[8]	Guilford Pharmaceuticals, Inc.	107,900	250,328

[8]	Ista Pharmaceuticals, Inc.	16,700	127,087

[8]	Pain Therapeutics, Inc.	33,500	174,535

[8]	Salix Pharmaceuticals Ltd.	13,000	185,900

[8]	Taro Pharmaceutical Industries Ltd.	12,300	357,438

	TOTAL PHARMACEUTICALS		$1,678,248

	REAL ESTATE – 4.5%

	Bedford Property Investors, Inc.	1,400	29,806

[8]	Boykin Lodging Co.	55,000	535,700

	CRT Properties, Inc.	31,800	734,262

	Crescent Real Estate Equities, Inc.	49,300	828,240

	HRPT Properties Trust	105,500	1,239,625

	Highwoods Properties, Inc.	17,700	497,901

	Mission West Properties, Inc.	32,400	328,860

	New Century Financial Corp.	19,500	886,275

[8]	Northstar Realty Finance Corp.	27,100	282,924

	Novastar Financial, Inc.	11,600	414,120

	RAIT Investment Trust	17,300	469,349

	Redwood Trust, Inc.	8,000	400,960

[8]	Saxon Capital, Inc.	18,100	311,320

	TOTAL REAL ESTATE		$6,959,342

	ROAD & RAIL – 0.8%

[8]	Dollar Thrifty Automotive Group	27,700	937,645

[8]	SCS Transportation, Inc.	17,900	273,691

	TOTAL ROAD & RAIL		$1,211,336

	SEMICONDUCTOR EQUIPMENT & PRODUCTS – 9.0%

[8]	Altera Corp.	63,600	1,318,428

[8]	Brooks Automation, Inc.	78,000	$1,003,080

[8]	Cabot Microelectronics Corp.	5,000	143,950

[8]	Credence Systems Corp.	138,520	871,291

[8]	Cymer, Inc.	18,100	448,699

[8]	FEI Co.	53,600	966,408

[8]	Genesis Microchip, Inc.	91,600	1,310,796

[8]	Integrated Circuit System, Inc.	22,800	416,556

[8]	Lattice Semiconductor Corp.	321,200	1,464,672

[8]	Leadis Technology, Inc.	15,600	87,360

[8]	Mykrolis Corp.	49,100	626,025

[8]	PLX Technology, Inc.	68,500	615,815

[8]	Photronics, Inc.	32,200	511,980

[8]	Pixelworks, Inc.	158,900	1,223,530

[8]	Rudolph Technologies, Inc.	46,100	594,690

[8]	STATS ChipPAC Ltd., ADR	58,424	354,050

[8]	Silicon Storage Technology	83,800	219,556

	Skyworks Solutions, Inc.	122,100	639,804

[8]	Trident Microsystems, Inc.	7,400	126,022

[8]	Triquint Semiconductor, Inc.	247,500	732,600

[8]	Ultra Clean Holdings, Inc.	44,300	279,533

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$13,954,845

	SOFTWARE – 3.5%

[8]	Aspect Communications Corp.	34,200	291,042

[8]	Aspen Technology, Inc.	91,100	409,950

[8]	Atari, Inc.	69,100	183,806

[8]	Digimarc Corp.	106,400	539,448

[8]	Epicor Software Corp.	8,800	96,888

	Henry Jack & Associates, Inc.	38,000	653,220

[8]	Macrovision Corp.	27,900	570,555

[8]	Mentor Graphics Corp.	50,000	447,000

[8]	Motive, Inc.	46,600	385,848

[8]	ONYX Software Corp.	32,950	85,341

[8]	Open Solutions, Inc.	6,400	119,680

[8]	Secure Computing Corp.	53,900	477,015

[8]	Sybase, Inc.	50,900	963,537

[8]	THQ, Inc.	5,300	133,666

	TOTAL SOFTWARE		$5,356,996

	SPECIALTY RETAIL – 5.9%

[8]	Barnes & Noble, Inc.	14,700	523,320

[8]	Build-A-Bear Workshop, Inc.	12,400	332,444

	Cato Corp., Class A	28,700	737,590

	Christopher & Banks Corp.	23,850	372,537

[8]	Cost Plus, Inc.	13,900	322,341

[8]	Game Group PLC	28,800	1,605,024

[8]	GameStop Corp.	6,245	145,758

[8]	Hot Topic, Inc.	34,000	$679,660

[8]	Rex Stores Corp.	32,800	438,536

[8]	Select Comfort Corp.	32,800	725,536

	Sonic Automotive, Inc.	13,400	263,578

[8]	Stage Stores, Inc.	21,100	798,002

[8]	Too, Inc.	27,900	641,979

[8]	Trans World Entertainment Corp.	43,700	580,336

[8]	Zale Corp.	34,400	929,832

	TOTAL SPECIALTY RETAIL		$9,096,473

	TEXTILES APPAREL & LUXURY GOODS – 1.5%

	Phillips Van Heusen Corp.	21,600	559,008

[8]	Quiksilver, Inc.	27,900	768,645

	Stride Rite Corp.	37,400	456,280

	Unifirst Corp.	16,000	599,040

	TOTAL TEXTILES APPAREL & LUXURY GOODS		$2,382,973

	THRIFTS & MORTGAGE FINANCE – 3.2%

	Commercial Capital Bancorp, Inc.	70,966	1,120,553

	Commercial Federal Corp.	28,600	746,746

	Corus Bankshares, Inc.	10,000	488,300

	Flagstar Bancorp, Inc.	33,400	635,936

	Independence Community Bank	13,000	463,840

	IndyMac Bancorp, Inc.	31,400	$1,208,272

[8]	Sterling Financial Corp.	8,795	287,509

	TOTAL THIRFTS & MORTGAGE FINANCE		$4,951,156

	TOBACCO – 0.6%
	Standard Commercial Corp.	20,400	355,980

	Universal Corp.	12,500	570,625

	TOTAL TOBACCO		$926,605

	TRADING COMPANIES & DISTRIBUTORS – 1.3%

	GATX Corp.	39,800	1,302,256

[8]	United Rentals, Inc.	36,600	673,074

	TOTAL TRADING COMPANIES & DISTRIBUTORS		$1,975,330

TOTAL COMMON STOCKS (IDENTIFIED COST $130,985,313)			$150,079,317

7MUTUAL FUND – 2.8%

	MTB Prime Money Market Fund, Institutional Shares (AT NET ASSET VALUE)	4,334,570	$4,334,570

TOTAL INVESTMENTS – 99.8% (IDENTIFIED COST $135,319,883)			$154,413,887

OTHER ASSETS AND LIABILITIES – NET – 0.2%			$365,903

TOTAL NET ASSETS – 100%			$154,779,790

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Small Cap Growth Fund

At April 30, 2005, the fund’s sector classification1 was as follows:

STOCKS	Percentage of Total Investments[2]

Oil & Gas	9.3%

Healthcare Providers & Services	8.5%

Biotechnology	6.4%

Commercial Services & Supplies	6.2%

Metals & Mining	5.5%

Energy Equipment & Services	5.2%

Hotels, Restaurants & Leisure	4.7%

Diversified Financial Services	4.6%

Semiconductor Equipment & Products	3.8%

Communications Equipment	3.5%

Commercial Banks	3.1%

Software	3.1%

Healthcare Equipment & Supplies	2.8%

Food & Staples Retailing	2.3%

Electronic Equipment & Instruments	2.2%

Media	2.1%

Thrifts & Mortgage Finance	1.9%

Computers & Peripherals	1.9%

Aerospace & Defense	1.7%

Pharmaceuticals	1.4%

Internet Software & Services	1.3%

Specialty Retail	1.2%

Diversified Telecommunication Services	1.2%

Road & Rail	1.0%

Textiles Apparel & Luxury Goods	1.0%

Household Durables	1.0%

Consumer Finance	0.9%

Chemicals	0.8%

Construction & Engineering	0.8%

Machinery	0.8%

Electrical Equipment	0.6%

Household Products	0.5%

Insurance	0.5%

Internet & Catalog Retail	0.5%

Industrial Conglomerates	0.4%

Trading Companies & Distributors	0.3%

Beverages	0.3%

Automobiles	0.3%

Auto Components	0.2%

Cash Equivalents[3]	6.2%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value

COMMON STOCKS – 93.8%

	AEROSPACE & DEFENSE – 1.7%

[8]	AAR Corp.	70,000	$1,031,100

	Applied Signal Technology, Inc.	64,400	1,256,444

	TOTAL AEROSPACE & DEFENSE		$2,287,544

	AUTO COMPONENTS – 0.2%

	Noble International Ltd.	12,300	249,444

	AUTOMOBILES – 0.3%

	Winnebago Industries, Inc.	11,500	335,110

	BEVERAGES – 0.3%

[8]	Hansen Natural Corp.	6,000	340,080

	BIOTECHNOLOGY – 6.4%

[8]	Calypte Biomedical Corp.	1,930,400	405,384

[8]	Digene Corp.	85,000	1,619,250

	Genitope Corp.	110,000	1,221,000

[8]	Halozyme Therapeutics, Inc.	643,000	1,125,250

[8]	ICOS Corp.	35,000	789,600

[8]	NPS Pharmaceuticals, Inc.	154,200	1,873,530

[8]	Nuvelo, Inc.	230,000	1,340,900

	TOTAL BIOTECHNOLOGY		$8,374,914

	CHEMICALS – 0.8%

[8]	Zoltek Cos., Inc.	83,300	1,055,411

	COMMERCIAL BANKS – 3.1%

	Columbia Bancorp	55,000	1,754,500

	Greater Bay Bancorp	22,500	566,100

[8]	Placer Sierra Bancshares	74,000	1,718,280

	TOTAL COMMERCIAL BANKS		$4,038,880

	COMMERCIAL SERVICES & SUPPLIES – 6.2%

[8]	Casella Waste Systems, Inc.	88,500	1,043,415

[8]	Danka Business Systems PLC, ADR	140,000	173,600

[8]	Education Management Corp.	60,000	1,680,000

[8]	Korn/Ferry International	105,000	1,512,000

[8]	Labor Ready, Inc.	75,000	1,251,750

[8]	Laureate Education, Inc.	31,000	1,377,020

[8]	PeopleSupport, Inc.	120,000	1,117,200

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$8,154,985

	COMMUNICATIONS EQUIPMENT – 3.5%

[8]	F5 Networks, Inc.	42,500	1,819,425

[8]	Packeteer, Inc.	27,000	315,360

[8]	Polycom, Inc.	30,000	457,800

[8]	SeaChange International, Inc.	82,500	850,162

[8]	Sonus Networks, Inc.	155,000	533,200

[8]	Westell Technologies, Inc., Class A	110,000	$569,800

	TOTAL COMMUNICATIONS EQUIPMENT		$4,545,747

	COMPUTERS & PERIPHERALS – 1.7%

[8]	Hypercom Corp.	75,000	372,000

[8]	Maxtor Corp.	100,000	485,000

	On Track Innovations Ltd.	117,500	1,380,625

	TOTAL COMPUTERS & PERIPHERALS		$2,237,625

	CONSTRUCTION & ENGINEERING – 0.8%

[8]	URS Corp.	33,500	1,030,125

	CONSUMER FINANCE – 0.9%

	ASTA Funding, Inc.	53,900	1,126,510

	DIVERSIFIED FINANCIAL SERVICES – 4.6%

	iShares Russell 2000 Growth Index Fund	102,500	6,027,000

	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.2%

	Alaska Communications Systems Holdings, Inc.	168,000	1,580,040

	ELECTRICAL EQUIPMENT – 0.6%

[8]	Electric City Corp.	737,100	729,729

	ELECTRONIC EQUIPMENT & INSTRUMENTS – 2.2%

[8]	Dionex Corp.	10,000	429,500

[8]	Faro Technologies, Inc.	33,000	886,050

[8]	Gerber Scientific, Inc.	138,000	977,040

[8]	Spatialight, Inc.	134,000	605,680

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$2,898,270

	ENERGY EQUIPMENT & SERVICES – 5.2%

[8]	Cal Dive International, Inc.	43,000	1,912,640

[8]	Dawson Geophysical Co.	21,000	421,050

[8]	Grey Wolf, Inc.	118,000	708,000

	Helmerich & Payne, Inc.	23,000	884,120

[8]	Input/Output, Inc.	125,000	755,000

[8]	Offshore Logistics, Inc.	21,000	608,370

	Stolt Offshore SA, ADR	215,000	1,569,500

	TOTAL ENERGY EQUIPMENT & SERVICES		$6,858,680

	FOOD & STAPLES RETAILING – 2.3%

[8]	7-Eleven, Inc.	54,000	1,263,060

	Nash Finch Co.	50,000	1,768,500

	TOTAL FOOD & STAPLES RETAILING		$3,031,560

	HEALTHCARE EQUIPMENT & SUPPLIES – 2.9%

[8]	Intuitive Surgical, Inc.	23,500	$1,009,090

[8]	Spectral Diagnostics, Inc.	783,000	529,308

[8]	Sybron Dental Specialties, Inc.	35,500	1,322,375

[8]	Syneron Medical Ltd.	30,000	870,000

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$3,730,773

	HEALTHCARE PROVIDERS & SERVICES – 8.5%

[8]	Amedisys, Inc.	12,500	375,125

[8]	Amerigroup Corp.	17,500	614,600

[8]	Amsurg Corp.	78,000	2,019,420

[8]	Cerner Corp.	23,000	1,335,380

[8]	Pediatrix Medical Group	29,000	1,974,610

[8]	Psychiatric Solutions, Inc.	53,500	2,301,570

[8]	Sierra Health Services, Inc.	10,500	679,245

[8]	United Surgical Partners International, Inc.	41,800	1,849,650

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$11,149,600

	HOTELS, RESTAURANTS & LEISURE – 4.7%

[8]	Bally Total Fitness Holding Corp.	186,800	594,024

[8]	Benihana, Inc., Class A	145,000	2,334,500

[8]	Mikohn Gaming Corp.	43,000	607,160

[8]	Penn National Gaming, Inc.	31,000	976,500

[8]	Sunterra Corp.	103,000	1,601,650

	TOTAL HOTELS, RESTAURANTS & LEISURE		$6,113,834

	HOUSEHOLD DURABLES – 1.0%

[8]	Applica, Inc.	235,000	547,550

	Levitt Corp.	30,000	752,400

	TOTAL HOUSEHOLD DURABLES		$1,299,950

	HOUSEHOLD PRODUCTS – 0.5%

[8]	Rayovac Corp.	18,000	655,920

	INDUSTRIAL CONGLOMERATES – 0.4%

	Raven Industries, Inc.	29,000	552,595

	INSURANCE – 0.5%

[8]	Quanta Capital Holdings Ltd.	82,000	656,000

	INTERNET & CATALOG RETAIL – 0.5%

[8]	J. Jill Group, Inc.	50,000	627,000

	INTERNET SOFTWARE & SERVICES – 1.3%

[8]	MatrixOne, Inc.	165,000	704,550

[8]	Register.Com, Inc.	130,000	657,800

[8]	Stellent, Inc.	50,000	352,500

	TOTAL INTERNET SOFTWARE & SERVICES		$1,714,850

	MACHINERY – 0.8%

	Harsco Corp.	18,500	$992,525

	MEDIA – 2.1%

[8]	4 Kids Entertainment, Inc.	71,900	1,449,504

[8]	Navarre Corp.	160,000	1,280,000

	TOTAL MEDIA		$2,729,504

	METALS & MINING – 5.5%

[8]	Century Aluminium Co.	25,000	582,500

[8]	Cleveland Cliffs, Inc.	26,000	1,508,260

	Fording Canadian Coal Trust	20,000	1,776,800

[8]	Foundation Coal Holdings, Inc.	75,000	1,751,250

	Mesabi Trust	110,000	1,609,300

	TOTAL METALS & MINING		$7,228,110

	OIL & GAS – 9.3%

[8]	ATP Oil & Gas Corp.	31,500	644,805

[8]	Comstock Resources, Inc.	48,000	1,214,400

[8]	Denbury Resources, Inc.	27,500	872,850

[8]	Goodrich Petroleum Corp.	28,000	474,320

[8]	InterOil Corp.	47,500	1,239,750

[8]	Parallel Petroleum Corp.	90,000	700,200

[8]	Petrohawk Energy Corp.	150,000	1,300,500

[8]	Southwestern Energy Co.	27,000	1,586,250

[8]	Tesoro Petroleum Corp.	62,000	2,352,280

[8]	Ultra Petroleum Corp.	18,000	908,640

[8]	Whiting Petroleum Corp.	30,000	908,100

	TOTAL OIL & GAS		$12,202,095

	PHARMACEUTICALS – 1.4%

[8]	Eon Labs, Inc.	30,000	896,400

[8]	MGI PHARMA, Inc.	40,000	882,000

	TOTAL PHARMACEUTICALS		$1,778,400

	ROAD & RAIL – 1.0%

	Werner Enterprises, Inc.	72,900	1,354,482

	SEMICONDUCTOR EQUIPMENT & PRODUCTS – 3.8%

[8]	Ade Corp.	21,300	455,394

[8]	Cabot Microelectronics Corp.	13,000	374,270

[8]	FSI International, Inc.	145,000	478,500

[8]	Integrated Device Technology, Inc.	72,000	770,400

[8]	Lam Research Corp.	39,000	1,000,350

[8]	Mattson Technology, Inc.	132,300	840,105

[8]	Micrel, Inc.	55,000	517,000

[8]	ON Semiconductor Corp.	150,000	516,000

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$4,952,019

	SOFTWARE – 3.1%

[8]	Ansys, Inc.	16,000	$487,040

[8]	Aspect Communications Corp.	80,000	680,800

[8]	Micromuse, Inc.	70,000	361,900

[8]	OpenTV Corp.	148,000	322,640

[8]	Opsware, Inc.	108,700	519,586

[8]	Tibco Software, Inc.	80,000	571,200

[8]	Transaction Systems Architects, Inc., Class A	51,400	1,065,522

	TOTAL SOFTWARE		$4,008,688

	SPECIALTY RETAIL – 1.2%

[8]	GameStop Corp.	66,400	1,634,104

	TEXTILES APPAREL & LUXURY GOODS – 1.0%

[8]	Hartmarx Corp.	90,000	776,700

[8]	Quiksilver, Inc.	20,000	551,000

	TOTAL TEXTILES APPAREL & LUXURY GOODS		$1,327,700

	THRIFTS & MORTGAGE FINANCE – 1.9%

	Commercial Capital Bancorp, Inc.	72,500	1,144,775

	W Holding Co., Inc.	169,400	1,370,446

	TOTAL THRIFTS & MORTGAGE FINANCE		$2,515,221

	TRADING COMPANIES & DISTRIBUTORS – 0.4%

[8]	WESCO International, Inc.	20,000	$483,600

TOTAL COMMON STOCKS (IDENTIFIED COST $129,017,455)			$122,608,624

8WARRANTS – 0.2%

	Calypte Biomedical Corp., exp. 5/2009	437,500	44,289

	Halozyme Therapeutics, Inc., exp. 10/2009	150,000	13,519

	On Track Innovations Ltd., exp. 4/2009	87,000	272,748

	YDI Wireless, Inc., exp. 6/2005	50,000	670

TOTAL WARRANTS (IDENTIFIED COST $0)			$331,226

MUTUAL FUNDS – 6.2%

[7]	MTB Prime Money Market Fund, Institutional Shares	1,258,819	1,258,819

[7]	MTB Money Market Fund	6,842,930	6,842,930

	SSGA Money Market Fund	5	5

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$8,101,754

TOTAL INVESTMENTS – 100.2% (IDENTIFIED COST $137,119,209)			$131,041,604

OTHER ASSETS AND LIABILITIES – NET – (0.2)%			$(269,868)

TOTAL NET ASSETS – 100%			$130,771,736

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB International Equity Fund

At April 30, 2005, the fund’s portfolio composition was as follows:

STOCKS	Percentage of Total Investments[1]

United Kingdom	29.2%

Japan	19.7%

Switzerland	10.8%

France	9.9%

Netherlands	7.8%

Germany	3.9%

Australia	3.6%

Ireland	3.0%

Finland	2.6%

Italy	2.2%

Belgium	1.8%

Sweden	1.5%

Hong Kong	1.5%

Austria	1.1%

Norway	0.6%

Singapore	0.4%

Cash Equivalents[2]	0.4%

TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(2) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value in U.S. Dollars

COMMON STOCKS – 98.3%

	AUSTRALIA – 3.5%

	Australia & New Zealand Banking Group, Melbourne	60,055	$1,015,780

	National Australia Bank Ltd., Melbourne	48,592	1,109,732

	QBE Insurance Group Ltd.	126,219	1,477,974

	Qantas Airways	316,796	798,850

	Woolworth’s Ltd.	30,220	362,601

	TOTAL AUSTRALIA		$4,764,937

	AUSTRIA – 1.0%

	Telekom Austria AG	72,963	1,402,217

	BELGIUM – 1.8%

	Fortis	32,245	896,257

	KBC Groupe	11,173	884,134

	Solvay S.A.	5,511	$627,228

	TOTAL BELGIUM		$2,407,619

	FINLAND – 2.6%

	Nokia Oyj	131,475	2,101,061

	UPM - Kymmene Oyj	68,400	1,367,704

	TOTAL FINLAND		$3,468,765

	FRANCE – 9.8%

	BNP Paribas SA	26,973	1,777,342

	Christian Dior	4,002	279,184

	France Telecommunications	79,134	2,316,502

	LVMH Moet-Hennessy	7,784	550,086

	Pernod-Ricard	3,013	456,442

	Sanofi-Aventis	28,799	2,550,167

	Total SA, Class B	20,019	4,442,648

	Unibail (Union du Credit-Bail Immobilier)	7,224	$891,639

	TOTAL FRANCE		$13,264,010

	GERMANY, FEDERAL REPUBLIC OF – 3.9%

	Bayerische Motoren Werke AG	15,972	676,613

[8]	Deutsche Postbank AG	16,300	760,526

	Deutsche Telekom AG, Class REG	73,841	1,379,962

	E.On AG	16,931	1,427,085

	Fresenius Medical Care AG	10,996	882,786

[8]	Premiere AG	3,000	115,160

	TOTAL GERMANY, FEDERAL REPUBLIC OF		$5,242,132

	HONG KONG – 1.5%

	Cheung Kong	77,000	728,346

[8]	Hutchison Telecom International Ltd.	5,000	4,753

	Sun Hung Kai Properties	73,000	701,192

	Television Broadcasting	28,000	140,918

	Yue Yuen Industrial Holdings	150,500	427,075

	TOTAL HONG KONG		$2,002,284

	IRELAND – 3.0%

	Bank of Ireland	164,566	2,491,906

	CRH PLC	62,215	1,543,599

	TOTAL IRELAND		$4,035,505

	ITALY – 2.2%

	ENI SpA	44,212	1,110,383

	Unicredito Italiano Spa	319,549	1,792,979

	TOTAL ITALY		$2,903,362

	JAPAN – 19.5%

	AEON Co. Ltd.	44,000	683,999

	Bank of Yokohama Ltd.	170,000	972,746

	Canon, Inc.	31,200	1,627,269

	East Japan Railway Co.	179	932,508

	Fuji Photo Film Co.	22,600	748,732

	Funai Electric Co. Ltd.	6,600	743,043

	Honda Motor Co. Ltd.	18,700	901,089

	Kao Corp.	42,000	966,136

	Meitec Corp.	8,600	284,299

	Mitsubishi Corp.	77,400	1,060,483

	Mitsui Fudosan Co.	39,000	435,556

	Mitsui Marine & Fire Insurance Co.	80,000	728,552

	Murata Manufacturing Co. Ltd.	13,400	667,048

	NEC Electronics Corp.	6,800	307,386

	NOK Corp.	17,200	450,778

	NTT DoCoMo, Inc.	932	1,441,339

	Ngk Spark Plug Co.	88,000	921,532

	Nippon Unipac Holding	147	633,664

	Nissan Motor Co. Ltd.	148,500	1,466,943

	Nitto Denko Corp.	22,900	$1,251,367

	Rohm Co.	15,300	1,444,308

[8]	SKY Perfect Communications, Inc.	253	188,340

	Sekisui House Ltd.	88,000	931,556

	Shin-Etsu Chemical Co.	29,300	1,084,195

	Sompo Japan Insurance, Inc.	119,000	1,156,440

	Sumitomo Mitsui Financial Group, Inc.	190	1,228,541

	Sumitomo Trust & Banking Co. Ltd.	104,000	651,242

	Takefuji Corp.	10,820	685,157

	Tokyo Gas Co.	101,000	405,028

	Yamaha Corp.	37,000	548,737

	Yokogawa Electric	57,900	755,918

	TOTAL JAPAN		$26,303,931

	NETHERLANDS – 7.7%

	ABN AMRO Holdings NV	129,114	3,160,059

[8]	ASM Lithography Holding NV	60,558	875,280

	Heineken NV	8,079	256,722

	Koninklijke KPN NV	101,425	846,544

	Philips Electronics NV	31,047	774,429

	Reed Elsevier NV	68,618	987,640

	TNT NV	70,417	1,915,237

	VNU - Verenigde Nederlandse Uitgeversbedrijven	58,024	1,633,148

	TOTAL NETHERLANDS		$10,449,059

	NORWAY – 0.6%

	Telenor ASA	103,400	863,657

	SINGAPORE – 0.4%

	DBS Group Holdings Ltd.	66,000	577,377

	SWEDEN – 1.4%

	Electrolux AB, Class B	39,300	794,348

	Sandvik AB	29,000	1,136,489

	TOTAL SWEDEN		$1,930,837

	SWITZERLAND – 10.6%

[8]	Actelion Ltd.	7,581	811,001

	Adecco SA	20,366	983,962

[8]	Credit Suisse Group	70,802	2,980,416

	Holcim Ltd.	18,415	1,119,319

	Nestle SA	4,991	1,310,642

	Novartis AG	36,013	1,752,514

	Roche Holding AG	22,560	2,729,300

	Serono SA	73	46,536

	Straumann Holding AG	3,106	670,385

	Swiss Re	29,416	1,950,514

	TOTAL SWITZERLAND		$14,354,589

	UNITED KINGDOM – 28.8%

	AstraZeneca PLC	26,888	$1,178,979

	BP PLC	391,441	3,987,295

	BT Group PLC	278,675	1,064,873

	Balfour Beatty PLC	57,486	335,103

	Barclays PLC	269,275	2,773,438

	Collins Stewart Tullett PLC	32,944	265,368

	Diageo PLC	147,369	2,181,710

	Electrocomponents PLC	125,860	553,496

	Gallaher Group PLC	102,448	1,596,850

	GlaxoSmithKline PLC	6,811	171,436

	Great Universal Stores PLC	50,430	803,725

	HBOS PLC	70,953	1,048,607

	HSBC Holdings PLC	71,078	1,136,165

	ITV PLC	189,403	438,486

	Kesa Electricals PLC.	130,212	661,311

	Kingfisher PLC	287,365	1,354,412

[8]	O2 PLC	495,076	1,112,192

	Prudential PLC	255,522	2,304,288

	Rentokil Initial PLC	240,978	$723,130

	Royal Bank of Scotland PLC, Edinburgh	116,964	3,528,943

	Scottish & Southern Energy PLC	42,344	759,897

	Shell Transport & Trading Co.	118,224	1,058,746

	Taylor Nelson	112,600	473,234

	Tesco PLC	435,915	2,572,604

	Vodafone Group PLC	2,077,699	5,423,136

	WPP Group PLC	63,233	688,173

	Wolseley PLC	37,101	746,181

	TOTAL UNITED KINGDOM		$38,941,778

TOTAL COMMON STOCKS (IDENTIFIED COST $112,263,601)			$132,912,059

7MUTUAL FUND – 0.4%

	MTB Prime Money Market Fund, Institutional Shares (AT NET ASSET VALUE)	594,525	$594,525

TOTAL INVESTMENTS – 98.7% (IDENTIFIED COST $112,858,126)			$133,506,584

OTHER ASSETS AND LIABILITIES – NET – 1.3%			$1,745,088

TOTAL NET ASSETS – 100%			$135,251,672

See Notes to Portfolios of Investments

The categories of investments are shown as a percentage of total net assets at April 30, 2005.

(1) Denotes variable rate securities with current rate and next demand date.

(2) Each issue, with the exception of variable rate securities, shows the coupon or rate of discount at the time of purchase, if applicable.

(3) Certain principal amounts or shares are temporarily on loan to unaffiliated broker/dealers.

(4) Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund’s Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets

Short-Term Corporate Bond Fund	$2,498,514	3.3%

U.S. Government Bond Fund	1,247,110	0.7%

Income Fund	3,642,597	2.6%

Balanced Fund	534,940	0.4%

(5) All or a portion of these securities may be subject to dollar roll transactions.

(6) At April 30, 2005, 7.9% of the total investments at market value were subject to alternative minimum tax for New York Municipal Bond Fund. At April 30, 2005, the Maryland Municipal Bond Fund and the Pennsylvania Municipal Bond Fund held no securities that are subject to the federal alternative minimum tax. These amounts and percentages are unaudited.

(7) Affiliated company.

(8) Non-income producing security.

The following acronyms are used throughout this report:

ADR – American Depositary Receipt	IDC – Industrial Development Corporation
AMBAC – American Municipal Bond Assurance Corporation	IDFA – Industrial Development Finance Authority
ARM – Adjustable Rate Mortgage	IDRB – Industrial Development Revenue Bond
BANs – Bond Anticipation Notes	INS – Insured
COL – Collateralized	LIQ – Liquidity Agreement
CP – Commercial Paper	LOC(s) – Letter(s) of Credit
CSD – Central School District	MTN – Medium Term Note
FGIC – Financial Guaranty Insurance Corporation	PCA – Pollution Control Authority
FHA – Federal Housing Administration	PC – Participation Certificate
FNMA – Federal National Mortgage Association	PCRBs – Pollution Control Revenue Bonds
FSA – Financial Security Assurance	RANs – Revenue Anticipation Notes
GNMA – Government National Mortgage Association	REMIC – Real Estate Mortgage Investment Conduit
GO – General Obligation	TANs – Tax Anticipation Notes
GTD – Guaranteed	TBA – To Be Announced
HDA – Hospital Development Authority	TOBs – Tender Option Bonds
HEFA – Health and Education Facilities Authority	TRANs – Tax and Revenue Anticipation Notes
HFA – Housing Finance Agency	UT – Unlimited Tax
IDA – Industrial Development Authority	VHA – Veterans Housing Administration
IDB – Industrial Development Bond	VRDNs – Variable Rate Demand Notes

MTB Fund	Cost of Investments for Federal Tax Purposes

Short Duration Government Bond Fund	$220,506,658
Short-Term Corporate Bond Fund	81,674,070
U.S. Government Bond Fund	220,720,608
New York Municipal Bond Fund	73,998,743
Pennsylvania Municipal Bond Fund	159,789,022
Maryland Municipal Bond Fund	113,536,512
Intermediate-Term Bond Fund	340,218,717
Income Fund	186,692,550
Managed Allocation Fund – Conservative Growth	10,194,692
Managed Allocation Fund – Moderate Growth	50,329,134
Managed Allocation Fund – Aggressive Growth	23,247,367
Balanced Fund	120,970,048
Social Balanced Fund	2,870,983
Equity Income Fund	80,466,173
Large Cap Value Fund	105,842,432
Equity Index Fund	96,234,124
Large Cap Stock Fund	316,318,072
Large Cap Growth Fund	52,676,095
Multi Cap Growth Fund	83,562,379
Mid Cap Stock Fund	137,704,557
Mid Cap Growth Fund	72,938,187
Small Cap Stock Fund	138,758,657
Small Cap Growth Fund	140,245,533
International Equity Fund	113,922,160

See Notes which are an integral part of the Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2005	Short Duration Government Bond Fund	Short-Term Corporate Bond Fund	U.S. Government Bond Fund		New York Municipal Bond Fund

ASSETS:
Investments in securities, at value	$ 218,410,339 (a)	$ 81,305,584 (a)	$222,406,413	(a)	$ 77,250,728
Cash	--	--	--		52,553
Income receivable	1,139,806	912,008	1,696,486		1,258,841
Receivable for shares sold	101,145	24,720	68,022		10,678
Receivable for investments sold	--	--	2,288,819		2,701,114

TOTAL ASSETS	219,651,290	82,242,312	226,459,740		81,273,914

LIABILITIES:
Payable for investments purchased	--	--	2,283,507		1,027,228
Income distribution payable	237,175	105,151	353,577		111,108
Payable for dollar roll transactions	--	--	22,514,129		--
Payable for shares redeemed	269,374	176,161	340,626		5,195
Payable for collateral due to broker	22,285,844	5,494,913	26,380,500		--
Payable for transfer and dividend disbursing agent fees and expenses	15,968	12,328	40,790		15,845
Payable for audit fees	12,683	12,573	12,486		12,689
Payable for trustees’ fees	346	145	199		344
Payable for portfolio accounting fees	19,340	9,593	17,805		9,795
Payable for distribution services fee (Note 5)	610	79	7,449		454
Payable for shareholder services fee (Note 5)	771	11	8,785		13,889
Accrued expenses	7,788	2,947	11,794		3,467

TOTAL LIABILITIES	22,849,899	5,813,901	51,971,647		1,200,014

NET ASSETS	$ 196,801,391	$ 76,428,411	$ 174,488,093		$ 80,073,900

NET ASSETS CONSIST OF:

Paid in capital	$ 200,954,838	$ 78,129,701	$ 182,050,995		$ 76,774,089
Net unrealized appreciation/(depreciation) of investments	(2,037,968)	(368,486)	2,696,279		3,229,002
Accumulated net realized gain (loss) on investments and foreign currency transactions	(2,112,267)	(1,332,813)	(10,260,092)		70,700
Undistributed (distributions in excess of) net investment income	(3,212)	9	911		109

TOTAL NET ASSETS	$ 196,801,391	$ 76,428,411	$ 174,488,093		$ 80,073,900

Class A Shares	$ 5,675,103	$ 310,050	$ 45,178,555		$ 52,379,660

Class B Shares	$ 124,135	$ 39,941	$ 274,957		$ 773,172

Institutional I Shares	$ 191,002,153	$ 76,078,420	$ 129,034,581		$ 26,921,068

SHARES OUTSTANDING:
Class A Shares	591,181	31,635	4,776,287		4,933,351

Class B Shares	12,931	4,075	29,068		72,825

Institutional I Shares	19,896,046	7,762,550	13,641,607		2,535,600

(a) Including $21,761,934, $5,339,392, $24,765,578, $56,115,510 and $20,800,560 of securities loaned, respectively.

Pennsylvania Municipal Bond Fund	Maryland Municipal Bond Fund	Intermediate-Term Bond Fund	Income Fund	Managed Allocation Fund-- Conservative Growth	Managed Allocation Fund-- Moderate Growth

$ 168,068,828	$ 119,361,584	$ 339,708,895(a)	$ 188,248,347(a)	$ 9,984,277	$ 48,767,099
--	988	--	--	--	--
2,549,740	1,765,675	2,409,432	1,388,094	21,005	54,191
75,117	13,765	153,004	4,631	13,099	31,608
--	--	1,529,955	858,307	--	175,000

170,693,685	121,142,012	343,801,286	190,499,379	10,018,381	49,027,898

--	--	1,294,464	--	21,008	229,207
442,545	311,103	724,766	271,377	--	--
--	--	35,038,400	25,916,425	--	--
11,375	114,853	401,630	176,641	479	73,603
--	--	58,055,500	21,720,988	--	--
13,278	15,341	13,208	17,884	10,850	41,353
12,610	12,744	12,729	12,474	12,750	12,744
210	373	346	--	410	412
17,387	13,038	23,374	15,086	4,143	7,332
1,026	3,190	173	3,829	1,747	15,233
21,392	757	435	6,408	--	7,300
3,867	1,448	5,909	1,086	2,638	1,980

523,690	472,847	95,570,934	48,142,198	54,025	389,164

$ 170,169,995	$ 120,669,165	$ 248,230,352	$ 142,357,181	$ 9,964,356	$ 48,638,734

$ 164,246,326	$ 114,760,922	$ 265,965,393	$ 140,759,705	$ 9,843,975	$ 46,764,082
8,246,301	5,770,926	1,576,256	1,570,851	(206,260)	(1,553,719)
(2,307,370)	137,300	(19,368,386)	200,161	314,748	3,417,919
(15,262)	17	57,089	(173,536)	11,893	10,452

$ 170,169,995	$ 120,669,165	$ 248,230,352	$ 142,357,181	$ 9,964,356	$ 48,638,734

$ 8,310,557	$ 19,639,294	$ 2,402,046	$ 8,855,287	$ 6,147,315	$ 29,010,929

$ 893,331	$ 1,895,735	$ 122,795	$ 1,960,049	$ 3,817,041	$ 19,627,805

$ 160,966,107	$ 99,134,136	$ 245,705,511	$ 131,541,845	$ --	$ --

809,400	1,902,560	240,416	878,192	626,397	2,913,365

86,911	183,291	12,290	196,935	390,139	1,987,178

15,677,374	9,594,190	24,592,373	13,216,650	--	--

April 30, 2005	Short Duration Government Bond Fund	Short-Term Corporate Bond Fund	U.S. Government Bond Fund	New York Municipal Bond Fund

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share, no par value, unlimited shares authorized:
Class A Shares	$ 9.60	$ 9.80	$ 9.46	$ 10.62

Class B Shares	$ 9.60	$ 9.80	$ 9.46	$ 10.62

Institutional I Shares	$ 9.60	$ 9.80	$ 9.46	$ 10.62

Offering Price Per Share*
Class A Shares	$ 9.90****	$ 10.10****	$ 9.91**	$ 11.12**

Class B Shares	$ 9.60	$ 9.80	$ 9.46	$ 10.62

Institutional I Shares	$ 9.60	$ 9.80	$ 9.46	$ 10.62

Redemption Proceeds Per Share*
Class A Shares	$ 9.60	$ 9.80	$ 9.46	$ 10.62

Class B Shares	$ 9.12*****	$ 9.31*****	$ 8.99*****	$ 10.09*****

Institutional I Shares	$ 9.60	$ 9.80	$ 9.46	$ 10.62

Investments, at identified cost	$ 220,448,307	$ 81,674,070	$ 219,710,134	$ 74,021,726

Investments in affiliated issuers	$ --	$ --	$ --	$ --

* See “What Do Shares Cost?” in the prospectus.

** Computation of offering price per share 100/95.5 of net asset value.

*** Computation of offering price per share 100/96.00 of net asset value.

**** Computation of offering price per share 100/97.00 of net asset value.

***** Computation of redemption price per share 95/100 of net asset value.

See Notes which are an integral part of the Financial Statements

Pennsylvania Municipal Bond Fund	Maryland Municipal Bond Fund	Intermediate-Term Bond Fund	Income Fund	Managed Allocation Fund-- Conservative Growth	Managed Allocation Fund-- Moderate Growth

$ 10.27	$ 10.32	$ 9.99	$ 10.08	$ 9.81	$ 9.96

$ 10.28	$ 10.34	$ 9.99	$ 9.95	$ 9.78	$ 9.88

$ 10.27	$ 10.33	$ 9.99	$ 9.95	$ --	$ --

$ 10.75**	$ 10.81**	$ 10.46**	$ 10.55**	$ 10.22***	$ 10.43**

$ 10.28	$ 10.34	$ 9.99	$ 9.95	$ 9.78	$ 9.88

$ 10.27	$ 10.33	$ 9.99	$ 9.95	$ --	$ --

$ 10.27	$ 10.32	$ 9.99	$ 10.08	$ 9.81	$ 9.96

$ 9.77*****	$ 9.82*****	$ 9.49*****	$ 9.45*****	$ 9.29*****	$ 9.39*****

$ 10.27	$ 10.33	$ 9.99	$ 9.95	$ --	$ --

$ 159,822,527	$ 113,590,658	$ 338,132,639	$ 186,677,496	$ 10,190,537	$ 50,320,818

$ 124,325	$ 38,153	$ --	$ --	$ 9,984,277	$ 48,767,099

April 30, 2005	Managed Allocation Fund-- Aggressive Growth	Balanced Fund

ASSETS:
Investments in securities, at value	$ 22,340,383	$127,685,293	(a)
Cash	--	34,195
Income receivable	5,076	392,448
Receivable for shares sold	32,352	28,809
Receivable for investments sold	--	2,721,352
Prepaid expenses	--	313

TOTAL ASSETS	22,377,811	130,862,410

LIABILITIES:
Payable for investments purchased	5,031	34,195
Payable to bank	--	--
Payable for shares redeemed	6,766	5,286,323
Payable for collateral due to broker	--	3,523,900
Payable for transfer and dividend disbursing agent fees and expenses	19,960	39,386
Payable for audit fees	12,777	12,488
Payable for trustees’ fees	470	52
Payable for portfolio accounting fees	5,154	14,159
Payable for distribution services fee (Note 5)	3,704	13,109
Payable for shareholder services fee (Note 5)	--	31,210
Payable for printing and postage	1,600	--
Payable for miscellaneous fees	--	--
Accrued expenses	2,903	2,663

TOTAL LIABILITIES	58,365	8,957,485

NET ASSETS	$ 22,319,446	$121,904,925

NET ASSETS CONSIST OF:

Paid in capital	$ 21,356,957	$170,217,519
Net unrealized appreciation (depreciation) of investments and translation of assets & liabilities in foreign currency	(906,515)	6,995,212
Accumulated net realized gain (loss) on investments and foreign currency transactions	1,869,004	(55,487,698)
Undistributed (distributions in excess of) net investment income	--	179,892

TOTAL NET ASSETS	$ 22,319,446	$121,904,925

Class A Shares	$ 14,413,618	$ 25,236,869

Class B Shares	$ 7,905,828	$ 11,867,906

Institutional I Shares	$ --	$ 84,800,150

SHARES OUTSTANDING:
Class A Shares	1,482,839	1,953,875

Class B Shares	828,311	918,557

Institutional I Shares	--	6,543,188

(a) Including $3,424,927 of securities loaned.

Social Balanced Fund	Equity Income Fund	Large Cap Value Fund	Equity Index Fund	Large Cap Stock Fund	Large Cap Growth Fund	Multi Cap Growth Fund

$ 2,855,583	$ 78,902,399	$ 105,873,371	$ 99,324,411	$ 361,823,569	$ 52,154,475	$ 81,052,982
--	--	--	--	--	--	--
7,811	142,326	139,455	124,301	363,809	25,934	40,712
--	47,004	115,014	29,413	46,222	9,120	30,834
--	1,495,279	--	156,978	3,210,032	--	1,809,076
1,028	--	--	30,000	--	--	8,016

2,864,422	80,587,008	106,127,840	99,665,103	365,443,632	52,189,529	82,941,620

24,915	1,476,187	3,446,035	85,925	7,005,785	--	863,584
--	--	--	--	--	--	767,081
--	197,909	44,186	43,329	705,253	11,176	407,024
--	--	--	--	--	--	--
3,885	16,669	20,473	17,765	64,527	16,773	50,425
12,743	12,712	13,076	12,597	12,217	12,764	12,625
383	376	835	177	--	465	173
3,565	9,686	11,277	11,450	34,226	7,569	10,401
--	1,004	14,206	2,977	16,745	1,228	10,367
651	3,561	13,534	424	37,719	3,087	4,827
--	--	407	--	--	602	6,088
--	--	--	--	--	--	--
1,196	2,168	20,630	13,758	18,721	2,346	--

47,338	1,720,272	3,584,659	188,402	7,895,193	56,010	2,132,595

$ 2,817,084	$ 78,866,736	$ 102,543,181	$ 99,476,701	$ 357,548,439	$ 52,133,519	$ 80,809,025

$ 3,069,264	$ 64,546,867	$ 95,693,957	$ 112,648,641	$ 342,363,446	$ 55,912,301	$ 123,215,885
3,417	(1,347,340)	54,153	8,170,499	46,346,682	(236,986)	(1,662,437)
(255,597)	15,626,252	6,715,850	(21,452,186)	(31,549,575)	(3,541,762)	(40,867,430)
--	40,957	79,221	109,747	387,886	(34)	123,007

$ 2,817,084	$ 78,866,736	$ 102,543,181	$ 99,476,701	$ 357,548,439	$ 52,133,519	$ 80,809,025

$ --	$ 4,897,848	$ 26,160,670	$ 5,181,810	$ 39,416,668	$ 2,429,247	$ 20,120,933

$ --	$ 207,444	$ 818,978	$ 506,629	$ 10,920,218	$ 1,252,364	$ 8,807,986

$ 2,817,084	$ 73,761,444	$ 75,563,533	$ 93,788,262	$ 307,211,553	$ 48,451,908	$ 51,880,106

--	500,959	2,394,369	538,841	4,706,066	324,864	1,434,054

--	21,301	75,838	52,784	1,370,644	175,003	655,198

280,834	7,573,806	6,912,866	9,750,530	36,937,477	6,489,043	3,637,365

April 30, 2005	Managed Allocation Fund-- Aggressive Growth	Balanced Fund

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share, no par value, unlimited shares authorized:
Class A Shares	$ 9.72	$ 12.92

Class B Shares	$ 9.54	$ 12.92

Institutional I Shares	$ --	$ 12.96

Offering Price Per Share*
Class A Shares	$ 10.23**	$ 13.67***

Class B Shares	$ 9.54	$ 12.92

Institutional I Shares	$ --	$ 12.96

Redemption Proceeds Per Share*
Class A Shares	$ 9.72	$ 12.92

Class B Shares	$ 9.06****	$ 12.27****

Institutional I Shares	$ --	$ 12.96

Investments, at identified cost	$ 23,246,898	$ 120,690,081

Investments in affiliated issuers	$ 22,340,383	$ 1,813,368

* See “What Do Shares Cost?” in the Prospectus.

** Computation of offering price per share 100/95 of net asset value.

*** Computation of offering price per share 100/94.50 of net asset value.

**** Computation of redemption price per share 95/100 of net asset value.

See Notes which are an integral part of the Financial Statements

Social Balanced Fund	Equity Income Fund	Large Cap Value Fund	Equity Index Fund	Large Cap Stock Fund	Large Cap Growth Fund	Multi Cap Growth Fund

$ --	$ 9.78	$ 10.93	$ 9.62	$ 8.38	$ 7.48	$ 14.03

$ --	$ 9.74	$ 10.80	$ 9.60	$ 7.97	$ 7.16	$ 13.44

$ 10.03	$ 9.74	$ 10.93	$ 9.62	$ 8.32	$ 7.47	$ 14.26

$ --	$ 10.35***	$ 11.57***	$ 10.18***	$ 8.87***	$ 7.92***	$ 14.85***

$ --	$ 9.74	$ 10.80	$ 9.60	$ 7.97	$ 7.16	$ 13.44

$ 10.03	$ 9.74	$ 10.93	$ 9.62	$ 8.32	$ 7.47	$ 14.26

$ --	$ 9.78	$ 10.93	$ 9.62	$ 8.38	$ 7.48	$ 14.03

$ --	$ 9.25****	$ 10.26****	$ 9.12****	$ 7.57****	$ 6.80****	$ 12.77****

$ 10.03	$ 9.74	$ 10.93	$ 9.62	$ 8.32	$ 7.47	$ 14.26

$ 2,852,166	$ 80,249,739	$ 105,819,218	$ 91,153,912	$ 315,476,887	$ 52,391,461	$ 82,715,419

$ --	$ 711,910	$ 5,263,181	$ 176,015	$ 8,015,212	$ 1,651,620	$ 1,218,316

April 30, 2005	Mid Cap Stock Fund	Mid Cap Growth und	Small Cap Stock Fund	Small Cap Growth Fund	International Equity Fund

ASSETS:
Investments in securities, at value	$ 137,229,770	$ 83,703,702	$ 154,413,887	$ 131,041,604	$ 133,506,584
Cash	--	--	43,991	--	--
Cash denominated in foreign currencies (identified cost $678,446)	--	--	--	--	687,546
Income receivable	136,991	35,545	107,160	77,199	646,405
Receivable for foreign exchange contracts	--	--	--	--	261,914
Receivable for shares sold	1,269	14,185	182,176	50,909	116,573
Receivable for investments sold	882,520	766,415	444,487	9,489,102	2,092,346
Prepaid expenses	--	--	--	14,018	--

TOTAL ASSETS	138,250,550	84,519,847	155,191,701	140,672,832	137,311,368

LIABILITIES:
Payable for investments purchased	1,512,406	1,770,536	308,135	6,509,150	1,610,030
Payable for shares redeemed	147,730	166,883	11,968	3,272,865	43,781
Payable for foreign exchange contracts	--	--	--	--	278,755
Payable for transfer and dividend disbursing agent fees and expenses	37,525	17,843	16,471	65,031	32,676
Payable for audit fees	12,261	12,527	12,522	11,811	13,156
Payable for trustees’ fees	--	164	107	--	655
Payable for portfolio accounting fees	14,791	10,444	16,356	14,905	14,415
Payable for distribution services fee (Note 5)	19,645	1,189	869	19,730	5,314
Payable for shareholder services fee (Note 5)	12,426	5,693	42,459	7,604	10,326
Accrued expenses	15,674	2,265	3,024	--	50,588

TOTAL LIABILITIES	1,772,458	1,987,544	411,911	9,901,096	2,059,696

NET ASSETS	$ 136,478,092	$ 82,532,303	$ 154,779,790	$ 130,771,736	$ 135,251,672

NET ASSETS CONSIST OF:

Paid in capital	$ 112,820,370	$ 66,050,880	$ 132,883,090	$ 144,832,135	$ 118,393,765
Net unrealized appreciation (depreciation) of investments and translation of assets & liabilities in foreign currency	(350,936)	10,805,842	19,094,004	(6,077,605)	20,650,511
Accumulated net realized gain (loss) on investments and foreign currency transactions	24,008,658	5,675,793	2,802,696	(7,982,507)	(4,154,360)
Undistributed (distributions in excess of) net investment income	--	(212)	--	(287)	361,756

TOTAL NET ASSETS	$ 136,478,092	$ 82,532,303	$ 154,779,790	$ 130,771,736	$ 135,251,672

Class A Shares	$ 59,045,340	$ 6,316,853	$ 4,735,070	$ 50,027,237	$ 9,950,856

Class B Shares	$ 2,535,565	$ 311,513	$ 1,099,811	$ 2,574,021	$ 385,888

Class C Shares	$ --	$ --	$ --	$ 343,962	$ --

Institutional I Shares	$ 74,897,187	$ 72,897,860	$ 148,944,909	$ 77,826,516	$ 124,914,928

April 30, 2005	Mid Cap Stock Fund	Mid Cap Growth Fund	Small Cap Stock Fund	Small Cap Growth Fund	International Equity Fund

SHARES OUTSTANDING:
Class A Shares	3,780,905	449,340	583,506	3,442,669	914,381

Class B Shares	169,978	22,321	141,764	183,335	36,156

Class C Shares	--	--	--	24,358	--

Institutional I Shares	4,792,175	5,358,523	18,394,498	5,270,147	11,558,277

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share, no par value, unlimited shares authorized:
Class A Shares	$ 15.62	$ 14.06	$ 8.11	$ 14.53	$ 10.88

Class B Shares	$ 14.92	$ 13.96	$ 7.76	$ 14.04	$ 10.67

Class C Shares	$ --	$ --	$ --	$ 14.12	$ --

Institutional I Shares	$ 15.63	$ 14.17	$ 8.10	$ 14.77	$ 10.81

Offering Price Per Share*
Class A Shares	$ 16.53**	$ 14.88**	$ 8.58**	$ 15.38**	$ 11.51**

Class B Shares	$ 14.92	$ 13.96	$ 7.76	$ 14.04	$ 10.67

Class C Shares	$ --	$ --	$ --	$ 14.12	$ --

Institutional I Shares	$ 15.63	$ 14.17	$ 8.10	$ 14.77	$ 10.81

Redemption Proceeds Per Share*
Class A Shares	$ 15.62	$ 14.06	$ 8.11	$ 14.53	$ 10.88

Class B Shares	$ 14.17***	$ 13.26***	$ 7.37***	$ 13.34***	$ 10.14***

Class C Shares	$ --	$ --	$ --	$ 13.98****	$ --

Institutional I Shares	$ 15.63	$ 14.17	$ 8.10	$ 14.77	$ 10.81

Investments, at identified cost	$ 137,580,706	$ 72,897,860	$ 135,319,883	$ 137,119,209	$ 112,858,126

Investments in affiliated issuers	$ 2,945,829	$ 2,164,280	$ 4,334,570	$ 8,101,749	$ 594,525

* See “What Do Shares Cost?” in the Prospectus.

** Computation of offering price per share 100/94.50 of net asset value.

*** Computation of redemption price per share 95/100 of net asset value.

**** Computation of redemption price per share 99/100 of net asset value.

See Notes which are an integral part of the Financial Statements

STATEMENTS OF OPERATIONS

Year Ended April 30, 2005	Short Duration Government Bond Fund	Short-Term Corporate Bond Fund	U.S. Government Bond Fund

INVESTMENT INCOME:
Dividends	$ --	$ --	$ --
Interest	6,354,140(b)	2,651,238(b)	9,308,481(c)

TOTAL INVESTMENT INCOME	6,354,140	2,651,238	9,308,481

EXPENSES:
Investment advisory fee (Note 5)	1,243,973	584,181	1,331,249
Administrative personnel and services fee (Note 5)	134,303	54,057	123,158
Custodian fees	10,146	4,136	9,940
Transfer and dividend disbursing agent fees and expenses (Note 5)	45,299	39,071	82,131
Trustees’ fees	8,275	8,249	9,084
Auditing fees	12,617	12,697	21,775
Legal fees	5,667	5,397	5,777
Portfolio accounting fees	79,073	33,145	65,465
Distribution services fee--Class A Shares (Note 5)	18,381	460	126,520
Distribution services fee--Class B Shares (Note 5)	918	215	1,516
Shareholder services fee--Class A Shares (Note 5)	18,381	460	126,520
Shareholder services fee--Class B Shares (Note 5)	306	72	505
Shareholder services fee--Institutional I Shares (Note 5)	499,635	208,104	348,421
Share registration costs	33,762	33,023	34,567
Printing and postage	17,295	7,345	14,589
Insurance premiums	18,513	16,712	19,068
Miscellaneous	46	2,999	33,157

TOTAL EXPENSES	2,146,590	1,010,323	2,353,442

WAIVERS AND REIMBURSEMENTS:
Waiver of investment advisory fee/reimbursement (Note 5)	(194,793)	(149,546)	(122,844)
Waiver of portfolio accounting fees	(19,661)	(7,959)	(17,966)
Waiver of distribution services fee--Class A Shares (Note 5)	(11,029)	(129)	(101,216)
Waiver of distribution services fee--Class B Shares (Note 5)	--	--	--
Waiver of shareholder services fee--Class A Shares (Note 5)	(16,391)	(443)	(98,929)
Waiver of shareholder services fee--Class B Shares (Note 5)	(247)	--	(19)
Waiver of shareholder services fee--Institutional I Shares (Note 5)	(499,635)	(202,532)	(342,161)
Reimbursement of other operating expenses (Note 5)	--	--	--

TOTAL WAIVERS AND REIMBURSEMENTS	(741,756)	(360,609)	(683,135)

Net expenses	1,404,834	649,714	1,670,307

Net investment income	4,949,306	2,001,524	7,638,174

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(384,783)	84,853	117,803
Net realized gain on capital gain distributions from other investment companies	--	--	--
Net change in unrealized appreciation (depreciation) of investments	(999,461)	(627,057)	(411,476)

Net realized and unrealized gain (loss) on investments	(1,384,244)	(542,204)	(293,673)

Change in net assets resulting from operations	$ 3,565,062	$ 1,459,320	$ 7,344,501

(a) Including $21,157, $5,077, $254,710, and $907,471, received from affiliated issuers, respectively (Note 5).

(b) Including stock loan income of $13,219 and $4,404.

(c) Net of dollar roll expense of $235,825 and including dollar roll income of $526,012 and stock loan income of $56,226.

(d) Net of dollar roll expense of $586,653 and including dollar roll income of $1,370,833 and stock loan income of $104,153.

(e) Net of dollar roll expense of $480,672 and including dollar roll income of $1,351,886 and stock loan income of $16,211.

(f) Including realized gain of $304,073 and $2,719,573 on sales of investments in affiliated issuers (Note 5).

See Notes which are an integral part of the Financial Statements

New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Maryland Municipal Bond Fund	Intermediate-Term Bond Fund	Income Fund	Managed Allocation Fund-- Conservative Growth	Managed Allocation Fund-- Moderate Growth

$ --	$ 21,157(a)	$ 9,878(a)	$ --	$ --	$ 254,710(a)	$ 907,471(a)

3,697,720	8,561,075	5,747,763	11,513,448 (d)	8,285,051 (e)	--	--

3,697,720	8,582,232	5,757,641	11,513,448	8,285,051	254,710	907,471

574,433	1,304,746	843,639	1,790,792	1,043,102	24,265	115,364
53,161	120,710	78,082	165,720	112,529	6,291	29,917
4,437	9,476	6,172	12,849	8,389	486	2,309
55,372	38,976	45,885	38,138	56,063	40,108	135,146
8,022	8,970	8,717	9,094	8,542	7,809	8,260
16,529	12,192	11,025	14,138	8,907	12,811	13,517
5,952	6,093	5,413	5,714	5,030	6,353	6,383
32,314	70,115	46,199	97,705	64,571	6,867	20,298
136,813	25,488	49,512	19,161	23,997	15,078	69,918
3,914	6,118	15,737	862	15,674	27,561	136,338
136,813	25,589	49,512	19,161	23,997	15,078	69,918
1,304	1,081	5,246	287	5,225	9,187	45,446
67,037	437,621	246,543	620,120	405,404	--	--
32,702	18,672	41,651	18,728	42,665	23,115	23,113
7,728	7,148	10,314	12,659	14,254	11,330	33,656
14,323	14,221	18,194	22,825	19,576	8,638	9,388
4,043	67	3,379	197	3,305	2,733	4,099

1,154,897	2,107,283	1,485,220	2,848,150	1,861,230	217,710	723,070

(236,874)	(18,402)	(227,397)	(287,462)	(43,358)	(24,265)	(55,552)
(7,719)	(17,773)	(11,260)	(24,121)	(17,141)	(892)	(4,174)
(136,813)	(1,234)	(14,987)	(19,065)	--	(15,078)	(36,357)
--	--	--	--	--	(6,982)	(1,757)
(46,822)	(21,030)	(41,284)	(16,793)	(21,992)	(15,078)	(36,286)
(108)	(105)	(411)	(71)	(609)	(9,187)	--
(67,037)	(165,592)	(246,543)	(609,421)	(316,745)	--	--
--	--	--	--	--	(28,589)	--

(495,373)	(224,136)	(541,882)	(956,933)	(399,845)	(100,071)	(134,126)

659,524	1,883,147	943,338	1,891,217	1,461,385	117,639	588,944

3,038,196	6,699,085	4,814,303	9,622,231	6,823,666	137,071	318,527

94,927	407,326	286,773	(65,565)	613,067	304,073(f)	2,719,573(f)
--	--	--	--	--	122,043	1,236,966
1,319,443	754,257	1,450,215	(24,066)	322,346	(398,729)	(3,308,976)

1,414,370	1,161,583	1,736,988	(89,631)	935,413	27,387	647,563

$ 4,452,566	$ 7,860,668	$ 6,551,291	$ 9,532,600	$ 7,759,079	$ 164,458	$ 966,090

Year Ended April 30, 2005	Managed Allocation Fund-- Aggressive Growth	Balanced Fund

INVESTMENT INCOME:
Dividends	$ 279,932(a)	$ 1,603,860(a)(b)
Interest	--	2,217,872(c)

TOTAL INVESTMENT INCOME	279,932	3,821,732

EXPENSES:
Investment advisory fee (Note 5)	51,515	953,417
Administrative personnel and services fee (Note 5)	13,360	94,967
Custodian fees	1,031	7,175
Transfer and dividend disbursing agent fees and expenses (Note 5)	77,110	107,814
Trustees’ fees	7,877	8,474
Auditing fees	13,068	12,136
Legal fees	6,406	5,387
Portfolio accounting fees	10,826	55,221
Distribution services fee--Class A Shares (Note 5)	34,048	70,376
Distribution services fee--Class B Shares (Note 5)	52,369	93,396
Shareholder services fee--Class A Shares (Note 5)	34,048	70,376
Shareholder services fee--Class B Shares (Note 5)	17,456	31,132
Shareholder services fee--Institutional I Shares (Note 5)	--	265,191
Share registration costs	25,728	31,590
Printing and postage	24,015	33,127
Insurance premiums	9,025	18,734
Taxes	--	414
Miscellaneous	3,758	9,182

TOTAL EXPENSES	381,640	1,868,109

WAIVERS AND REIMBURSEMENTS:
Waiver of investment advisory fee/reimbursement of investment advisory fee (Note 5)	(31,996)	(53,727)
Waiver of portfolio accounting fees	(1,855)	(14,083)
Waiver of distribution services fee--Class A Shares (Note 5)	(34,048)	(2,559)
Waiver of distribution services fee--Class B Shares (Note 5)	(12,569)	--
Waiver of shareholder services fee--Class A Shares (Note 5)	(34,048)	(70,211)
Waiver of shareholder services fee--Class B Shares (Note 5)	(17,456)	(7,295)
Waiver of shareholder services fee--Institutional I Shares (Note 5)	--	(178,682)
Reimbursement of other operating expenses (Note 5)	--	(414)

TOTAL WAIVERS AND REIMBURSEMENTS	(131,972)	(326,971)

Net expenses	249,668	1,541,138

Net investment income	30,264	2,280,594

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,461,174(e)	1,833,135
Net realized gain on capital gain distributions from other Investment companies	737,521	--
Net change in unrealized appreciation (depreciation) of investments	(1,692,203)	(3,123,156)

Net realized and unrealized gain (loss) on investments	506,492	(1,290,021)

Change in net assets resulting from operations	536,756	990,573

(a) Including $279,932, $17,215, $14,296, $66,244, $9,233, $59,417, $10,103 and $20,223, received from affiliated issuers, respectively (Note 5).

(b) Net of foreign taxes withheld of $3,968, $91, $3,492, $7,407, $76, $7,761 and $1,222.

(c) Net of $43,601 of dollar roll expense and including dollar roll income of $148,806 and stock loan income of $6,465.

(d) Net of $778 of dollar roll expense and including dollar roll income of $3,861.

(e) Including realized gain of $1,461,174 on sales of investments in affiliated issuers (Note 5).

See Notes which are an integral part of the Financial Statements

Social Balanced Fund	Equity Income Fund	Large Cap Value Fund	Equity Index Fund	Large Cap Stock Fund	Large Cap Growth Fund	Multi Cap Growth Fund

$ 26,110(b)	$ 2,260,654(a)(b)	$ 1,762,342(a)(b)	$ 2,086,299(a)(b)	$ 7,423,983(a)(b)	$ 726,132(a)	$ 1,314,111(a)(b)

52,709(d)	--	479	1,544	488	12,660	2,239

78,819	2,260,654	1,762,821	2,087,843	7,424,471	738,792	1,316,350

21,623	539,371	621,291	199,985	3,766,470	404,541	723,868
2,001	49,925	57,524	64,800	286,825	30,848	66,927
154	4,645	4,443	6,146	22,868	2,382	4,292
11,828	44,848	53,279	49,389	149,054	52,122	140,105
8,173	8,448	8,780	8,485	9,483	8,253	8,876
12,792	12,024	16,938	11,072	14,891	14,755	9,959
6,144	5,966	6,582	5,816	5,867	6,545	5,268
5,145	30,658	35,827	37,782	162,891	20,408	37,775
--	12,908	88,571	14,463	139,281	21,215	56,705
--	1,294	5,754	3,079	86,942	9,386	73,385
--	12,908	88,571	14,463	139,281	21,215	56,705
--	431	1,918	1,026	28,981	3,129	24,462
7,723	179,293	131,400	234,492	939,523	94,639	177,357
25,914	40,167	31,828	41,476	13,936	24,167	33,839
6,160	11,939	14,572	13,068	75,321	10,184	61,710
12,362	16,768	14,996	17,518	25,376	11,828	18,261
61	--	--	--	--	--	--
1,027	3,612	3,747	29,742	602	3,519	66

121,107	975,205	1,186,021	752,802	5,867,592	739,136	1,499,560

(21,623)	(35,812)	(43,052)	(184,369)	(66,275)	(75,422)	(105,620)
(294)	(7,152)	(8,010)	(9,301)	(43,398)	(4,263)	(10,169)
--	(2,537)	(39,763)	--	--	(11,880)	(4,131)
--	--	--	--	--	--	--
--	(8,664)	(66,965)	(12,728)	(129,423)	(11,427)	(56,014)
--	--	(10)	--	(42)	--	(6,389)
--	(143,434)	(73,975)	(234,492)	(571,928)	(70,449)	(124,010)
(60,516)	--	--	(11,391)	--	--	--

(82,433)	(197,599)	(231,775)	(452,281)	(811,066)	(173,441)	(306,333)

38,674	777,606	954,246	300,521	5,056,526	565,695	1,193,227

40,145	1,483,048	808,575	1,787,322	2,367,945	173,097	123,123

11,318	18,045,045	11,378,855	143,663	29,497,000	1,750,503	11,604,686
--	--	--	--	--	--	--
(66,094)	(14,765,196)	(7,670,092)	4,027,434	(17,080,653)	(2,890,264)	(8,893,305)

(54,776)	3,279,849	3,708,763	4,171,097	12,416,347	(1,139,761)	2,711,381

$ (14,631)	$ 4,762,897	$ 4,517,338	$ 5,958,419	$ 14,784,292	$ (966,664)	$ 2,834,504

Year Ended April 30, 2005	Mid Cap Stock Fund	Mid Cap Growth Fund	Small Cap Stock Fund	Small Cap Growth Fund	International Equity Fund

INVESTMENT INCOME:
Dividends	$ 1,548,266(a)(b)	$ 349,935(a)	$ 1,811,557(b)	$ 1,162,163(a)(b)	$ 3,188,085(a)(b)
Interest	33,157	19,734	37	2,140	64

TOTAL INVESTMENT INCOME	1,581,423	369,669	1,811,594	1,164,303	3,188,149

EXPENSES:
Investment advisory fee (Note 5)	1,214,532	734,634	1,309,730	1,420,093	1,229,522
Administrative personnel and services fee (Note 5)	92,577	55,999	99,870	108,140	79,707
Custodian fees	7,149	3,507	7,687	7,440	201,632
Transfer and dividend disbursing agent fees and expenses (Note 5)	111,301	51,555	45,611	174,743	59,906
Trustees’ fees	8,294	8,264	8,285	7,947	8,758
Auditing fees	18,795	12,974	12,108	14,946	19,170
Legal fees	5,552	6,209	5,680	5,528	6,619
Portfolio accounting fees	54,991	34,158	57,751	61,026	45,077
Distribution services fee--Class A Shares (Note 5)	166,417	16,047	23,795	144,876	41,151
Distribution services fee--Class B Shares (Note 5)	18,740	1,587	8,500	21,375	2,070
Distribution services fee--Class C Shares (Note 5)	--	--	--	3,356	--
Shareholder services fee--Class A Shares (Note 5)	166,417	16,047	23,794	161,415	41,151
Shareholder services fee--Class B Shares (Note 5)	6,247	529	2,834	6,297	690
Shareholder services fee--Class C Shares (Note 5)	--	--	--	892	--
Shareholder services fee--Institutional I Shares (Note 5)	184,551	199,492	358,587	247,124	265,540
Share registration costs	33,772	35,205	37,716	37,446	34,277
Printing and postage	33,757	15,860	14,368	75,889	27,541
Insurance premiums	16,060	16,662	17,217	22,076	16,769
Miscellaneous	3,832	639	4,504	2,543	2,817

TOTAL EXPENSES	2,142,984	1,209,368	2,038,037	2,523,152	2,082,397

(a) Net of foreign taxes withheld of $6,439, $2,196, $4,918 and $376,268, respectively.

(b) Including $31,754, $19,345, $55,117, $106,887 and $17,707 received from affiliated issuers, respectively (Note 5).

See Notes which are an integral part of the Financial Statements

Year Ended April 30, 2005	Mid Cap Stock Fund	Mid Cap Growth Fund	Small Cap Stock Fund	Small Cap Growth Fund	International Equity Fund

WAIVERS AND REIMBURSEMENTS:
Waiver of investment advisory fee/reimbursement (Note 5)	(112,981)	(58,717)	(21,278)	(85,474)	(4,162)
Waiver of portfolio accounting fees	--	(7,967)	(14,080)	(16,313)	(11,019)
Waiver of distribution services fee--Class A Shares( Note 5)	(79,880)	(4,493)	--	--	(8,905)
Waiver of shareholder services fee--Class A Shares (Note 5)	(148,187)	(12,526)	(99)	(160,251)	(40,401)
Waiver of shareholder services fee--Class B Shares (Note 5)	--	--	(21,225)	(548)	(258)
Waiver of shareholder services fee--Class C Shares (Note 5)	--	--	(11)	(107)	--
Waiver of shareholder services fee--Institutional I Shares (Note 5)	(95,373)	(139,690)	(1,400)	(156,553)	(151,469)
Reimbursement of other operating expenses (Note 5)	(14,090)	--	--	--	--

TOTAL WAIVERS AND REIMBURSEMENTS	(450,511)	(223,393)	(58,093)	(419,246)	(216,214)

Net expenses	1,692,473	985,975	1,979,944	2,103,906	1,866,183

Net investment income (loss)	(111,050)	(616,306)	(168,350)	(939,603)	1,321,966

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments, options and foreign currency transactions	26,092,122	8,583,046	10,133,247	(7,243,603)	10,082,496
Net change in unrealized appreciation (depreciation) of investments, options and translation of assets and liabilities in foreign currency	(14,870,696)	(2,870,816)	(10,508,770)	(2,703,756)	2,134,454

Net realized and unrealized gain (loss) on investments and foreign currency transactions	11,221,426	5,712,230	(375,523)	(9,947,359)	12,216,950

Change in net assets resulting from operations	$ 11,110,376	$ 5,095,924	$ (543,873)	$ (10,886,962)	$ 13,538,916

STATEMENTS OF CHANGES IN NET ASSETS

	Short Duration Government Bond Fund

	Year Ended April 30, 2005	Year Ended April 30, 2004

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$ 4,949,306	$ 3,259,965
Net realized gain (loss) on investments	(384,783)	690,464
Net change in unrealized appreciation (depreciation) of investments	(999,461)	(2,800,012)

Change in net assets resulting from operations	3,565,062	1,150,417

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(165,762)	(151,301)
Class B Shares	(1,956)	(339)
Institutional I Shares	(4,781,964)	(3,694,029)
Distributions from net realized gain on investments
Class A Shares	--	--
Class B Shares	--	--
Institutional I Shares	--	--

Change in net assets resulting from distributions to shareholders	(4,949,682)	(3,845,669)

SHARE TRANSACTIONS:
Proceeds from sale of shares	55,266,390	112,935,555
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Government Bond Portfolio	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from VISION Pennsylvania Municipal Income Fund	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from VISION Intermediate-Term Bond Fund	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Short-Term Treasury Portfolio	--	60,731,410
Net asset value of shares issued to shareholders in payment of distributions declared	2,310,107	1,430,903
Cost of shares redeemed	(67,854,325)	(81,271,279)

Change in net assets resulting from share transactions	(10,277,828)	93,826,589

Change in net assets	(11,662,448)	91,131,337
NET ASSETS:
Beginning of period	208,463,839	117,332,502

End of period	$ 196,801,391	$ 208,463,839

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (3,212)	$ (2,836)

See Notes which are an integral part of the Financial Statements

Short-Term Corporate Bond Fund		U.S. Government Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund

Year Ended April 30, 2005	Year Ended April 30, 2004	Year Ended A pril 30, 2005	Year Ended April 30, 2004	Year Ended April 30, 2005	Year Ended April 30, 2004	Year Ended April 30, 2005	Year Ended April 30, 2004

$ 2,001,524	$ 1,611,925	$ 7,638,174	$ 6,987,942	$ 3,038,196	$ 3,240,763	$ 6,699,085	$ 7,849,957
84,853	326,888	117,803	875,447	94,927	520,837	407,326	3,599,810
(627,057)	(1,176,968)	(411,476)	(4,105,815)	1,319,443	(2,061,486)	754,257	(6,776,220)

1,459,320	761,845	7,344,501	3,757,574	4,452,566	1,700,114	7,860,668	4,673,547

(4,189)	(775)	(2,217,588)	(4,490,375)	(1,994,851)	(2,675,120)	(356,661)	(809,710)
(405)	(95)	(7,092)	(1,978)	(14,847)	(2,518)	(22,481)	(14,743)
(1,991,705)	(1,616,839)	(6,254,471)	(4,393,097)	(1,021,884)	(557,819)	(6,309,479)	(6,875,857)

--	--	--	(8,828)	(158,137)	(495,157)	--	--
--	--	--	(14)	(1,625)	(407)	--	--
--	--	--	(23,820)	(76,532)	(235,921)	--	--

(1,996,299)	(1,617,709)	(8,479,151)	(8,918,112)	(3,267,876)	(3,966,942)	(6,688,621)	(7,700,310)

23,316,573	43,198,627	49,570,560	173,044,417	11,015,198	52,165,630	11,404,309	87,602,035
--	--	--	94,394,490	--	--	--	--
--	--	--	--	--	--	--	85,690,214
--	--	--	--	--	--	--	--
--	--	--	--	--	--	--	--
752,770	721,116	3,961,813	4,294,624	1,910,552	2,409,901	542,024	503,493

(29,420,432)	(20,512,082)	(82,149,571)	(206,542,793)	(18,358,383)	(53,874,291)	(46,416,685)	(129,249,521)

(5,351,089)	23,407,661	(28,617,198)	65,190,738	(5,432,633)	701,240	(34,470,352)	44,546,221

(5,888,068)	22,551,797	(29,751,848)	60,030,200	(4,247,943)	(1,565,588)	(33,298,305)	41,519,458

82,316,479	59,764,682	204,239,941	144,209,741	84,321,843	85,887,431	203,468,300	161,948,842

$ 76,428,411	$ 82,316,479	$ 174,488,093	$ 204,239,941	$ 80,073,900	$ 84,321,843	$ 170,169,995	$ 203,468,300

$ 9	$ (5,216)	$ 911	$ 53,283	$ 109	$ 12	$ (15,262)	$ 12,700

	Maryland Municipal Bond Fund

	Year Ended April 30, 2005	Year Ended April 30, 2004

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$ 4,814,303	$ 5,006,890
Net realized gain (loss) on investments	286,773	856,565
Net realized gain on capital gain distributions from other investment companies	--	--
Net change in unrealized appreciation (depreciation) of investments	1,450,215	(3,521,590)

Change in net assets resulting from operations	6,551,291	2,341,865

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(756,640)	(871,766)
Class B Shares	(64,006)	(59,741)
Institutional I Shares	(3,975,850)	(3,972,015)
Distributions from net realized gain on investments
Class A Shares	(73,780)	--
Class B Shares	(8,019)	--
Institutional I Shares	(368,787)	--

Change in net assets resulting from distributions to shareholders	(5,247,082)	(4,903,522)

SHARE TRANSACTIONS:
Proceeds from sale of shares	8,958,598	17,448,873
Proceeds from shares issued in connection with the tax-free transfer of assets from VISION Intermediate-Term Bond Fund	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	1,406,024	1,066,297
Cost of shares redeemed	(13,386,331)	(21,371,809)

Change in net assets resulting from share transactions	(3,021,709)	(2,856,639)

Change in net assets	(1,717,500)	(5,418,296)
NET ASSETS:
Beginning of period	122,386,665	127,804,961

End of period	$ 120,669,165	$ 122,386,665

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 17	$ (445)

See Notes which are an integral part of the Financial Statements

Intermediate-Term Bond Fund		Income Fund		Managed Allocation Fund-- Conservative Growth		Managed Allocation Fund-- Moderate Growth

Year Ended April 30, 2005	Year Ended April 30, 2004	Year Ended April 30, 2005	Year Ended April 30, 2004	Year Ended April 30, 2005	Year Ended April 30, 2004	Year Ended April 30, 2005	Year Ended April 30, 2004

$ 9,622,231	$ 8,132,653	$ 6,823,666	$ 8,546,921	$ 137,071	$ 94,167	$ 318,527	$ 115,244
(65,565)	1,799,251	613,067	4,359,497	304,073	(20,704)	2,719,573	(278,539)
--	--	--	--	122,043	27,392	1,236,966	102,221
(24,066)	(4,529,008)	322,346	(10,373,346)	(398,729)	266,984	(3,308,976)	2,634,618

9,532,600	5,402,896	7,759,079	2,533,072	164,458	367,839	966,090	2,573,544

(342,845)	(1,196,954)	(364,384)	(407,161)	(93,667)	(67,575)	(237,955)	(104,633)
(4,174)	(1,415)	(65,769)	(62,790)	(36,671)	(21,432)	(70,120)	(11,528)
(11,369,844)	(8,406,084)	(6,538,813)	(8,092,401)	--	--	--	--

--	(95,999)	(83,127)	(281,650)	(19,716)	(55,230)	--	(200,003)
--	(780)	(18,709)	(55,450)	(11,481)	(36,246)	--	(114,468)
--	(2,939,052)	(1,514,963)	(5,395,351)	--	--	--	--

(11,716,863)	(12,640,284)	(8,585,765)	(14,294,803)	(161,535)	(180,483)	(308,075)	(430,632)

63,791,697	194,513,120	9,294,741	23,083,526	2,172,064	4,262,046	13,897,098	24,088,306
--	132,243,372	--	--	--	--	--	--
2,780,190	4,330,820	4,463,444	9,768,280	159,179	177,899	303,393	427,150
(81,292,569)	(186,977,965)	(64,658,578)	(88,160,376)	(1,594,267)	(1,523,375)	(6,454,514)	(2,790,929)

(14,720,682)	144,109,347	(50,900,393)	(55,308,570)	736,976	2,916,570	7,745,977	21,724,527

(16,904,945)	136,871,959	(51,727,079)	(67,070,301)	739,899	3,103,926	8,403,992	23,867,439

265,135,297	128,263,338	194,084,260	261,154,561	9,224,457	6,120,531	40,234,742	16,367,303

$ 248,230,352	$ 265,135,297	$ 142,357,181	$ 194,084,260	$ 9,964,356	$ 9,224,457	$ 48,638,734	$ 40,234,742

$ 57,089	$ 5,473	$ (173,536)	$ (29,849)	$ 11,893	$ 5,160	$ 10,452	$ --

	Managed Allocation Fund-- Aggressive Growth

	Year Ended April 30, 2005	Year Ended April 30, 2004

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$ 30,264	$ (37,000)
Net realized gain (loss) on investments	1,461,174	(110,060)
Net realized gain on capital gain distributions from other investment companies	737,521	60,491
Net change in unrealized appreciation (depreciation) of investments	(1,692,203)	1,882,032

Change in net assets resulting from operations	536,756	1,795,463

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(60,488)	--
Class B Shares	(6,376)	--
Institutional I Shares	--	--
Distributions from net realized gain on investments
Class A Shares	(16,632)	(177,748)
Class B Shares	(8,556)	(81,118)
Institutional I Shares	--	--

Change in net assets resulting from distributions to shareholders	(92,052)	(258,866)

SHARE TRANSACTIONS:
Proceeds from sale of shares	5,834,883	10,165,954
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Social Issues Small Cap Equity Portfolio	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Social Issues Blue Chip Equity Portfolio	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Social Issues Capital Growth Portfolio	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	90,781	258,526
Cost of shares redeemed	(2,217,727)	(1,028,069)

Change in net assets resulting from share transactions	3,707,937	9,396,411

Change in net assets	4,152,641	10,933,008
NET ASSETS:
Beginning of period	18,166,805	7,233,797

End of period	$ 22,319,446	$ 18,166,805

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ --	$ --

See Notes which are an integral part of the Financial Statements

Balanced Fund		Social Balanced Fund		Equity Income Fund		Large Cap Value Fund

Year Ended April 30, 2005	Year Ended April 30, 2004	Year Ended April 30, 2005	Year Ended April 30, 2004	Year Ended April 30, 2005	Year Ended April 30, 2004	Year Ended April 30, 2005	Year Ended April 30, 2004

$ 2,280,594	$ 1,691,365	$ 40,145	$ 76,525	$ 1,483,048	$ 1,182,071	$ 808,575	$ 582,242
1,833,135	7,156,219	11,318	277,381	18,045,045	1,083,766	11,378,855	1,493,806
--	--	--	--	--	--	--	--
(3,123,156)	14,020,753	(66,094)	(201,216)	(14,765,196)	11,269,729	(7,670,092)	10,657,703

990,573	22,868,337	(14,631)	152,690	4,762,897	13,535,566	4,517,338	12,733,751

(431,499)	(286,804)	--	--	(88,062)	(63,258)	(281,228)	(404,148)
(102,246)	(17,263)	--	--	(1,653)	(249)	--	--
(1,745,151)	(1,327,043)	(49,584)	(64,443)	(1,360,016)	(1,066,524)	(492,001)	(172,800)

--	--	--	--	(195,630)	--	--	--
--	--	--	--	(6,804)	--	--	--
--	--	(27,605)	(91,930)	(2,682,574)	--	--	--

(2,278,896)	(1,631,110)	(77,189)	(156,373)	(4,334,739)	(1,130,031)	(773,229)	(576,948)

4,342,298	8,280,103	154,853	33,661	16,882,160	10,278,475	55,552,717	82,583,342
--	--	--	777,071	--	--	--	--
--	--	--	793,521	--	--	--	--
--	--	--	178,629	--	--	--	--
2,254,640	1,609,004	21,348	114,202	2,679,839	134,009	467,149	364,272
(45,523,005)	(32,499,331)	(821,193)	(1,606,227)	(19,398,451)	(10,358,184)	(47,149,997)	(54,291,834)

(38,926,067)	(22,610,224)	(644,992)	290,857	163,548	54,300	8,869,869	28,655,780

(40,214,390)	(1,372,997)	(736,812)	287,174	591,706	12,459,835	12,613,978	40,812,583

162,119,315	163,492,312	3,553,896	3,266,722	78,275,030	65,815,195	89,929,203	49,116,620

$ 121,904,925	$ 162,119,315	$ 2,817,084	$ 3,553,896	$ 78,866,736	$ 78,275,030	$ 102,543,181	$ 89,929,203

$ 179,892	$ 178,263	$ --	$ 12,065	$ 40,957	$ 20,931	$ 79,221	$ 43,875

	Equity Index Fund

	Year Ended April 30, 2005	Year Ended April 30, 2004

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$ 1,787,322	$ 1,612,670
Net realized gain (loss) on investments	143,663	(8,828,652)
Net change in unrealized appreciation (depreciation) of investments	4,027,434	30,536,645

Change in net assets resulting from operations	5,958,419	23,320,663

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(97,692)	(67,686)
Class B Shares	(3,973)	(449)
Institutional I Shares	(1,809,443)	(1,400,905)
Distributions from net realized gain on investments
Class A Shares	--	--
Class B Shares	--	--
Institutional I Shares	--	--

Change in net assets resulting from distributions to shareholders	(1,911,108)	(1,469,040)

SHARE TRANSACTIONS:
Proceeds from sale of shares	25,204,157	40,362,296
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Blue Chip Equity Portfolio	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from VISION Large Cap Core Fund	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	1,135,358	968,395
Cost of shares redeemed	(22,645,572)	(71,039,462)

Change in net assets resulting from share transactions	3,693,943	(29,708,771)

Change in net assets	7,741,254	(7,857,148)
NET ASSETS:
Beginning of period	91,735,447	99,592,595

End of period	$ 99,476,701	$ 91,735,447

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 109,747	$ 233,533

See Notes which are an integral part of the Financial Statements

Large Cap Stock Fund		Large Cap Growth Fund		Multi Cap Growth Fund

Year Ended April 30, 2005	Year Ended April 30, 2004	Year Ended April 30, 2005	Year Ended April 30, 2004	Year Ended April 30, 2005	Year Ended April 30, 2004

$ 2,367,945	$ 1,318,863	$ 173,097	$ (18,181)	$ 123,123	$ (697,821)
29,497,000	57,373,143	1,750,503	(247,993)	11,604,686	29,177,866
(17,080,653)	12,343,821	(2,890,264)	2,745,027	(8,893,305)	2,637,324

14,784,292	71,035,827	(966,664)	2,478,853	2,834,504	31,117,369

(85,855)	(53,918)	--	--	--	--
--	--	--	--	--	--
(2,081,258)	(1,205,605)	(173,785)	--	--	--

(6,624,097)	--	--	--	--	--
(1,248,201)	--	--	--	--	--
(39,730,267)	--	--	--	--	--

(49,769,678)	(1,259,523)	(173,785)	--	--	--

75,289,038	326,158,208	29,574,047	48,315,228	6,306,296	13,966,401
--	201,685,917	--	--	--	--
--	90,189,708	--	--	--	--
38,099,450	438,797	147,029	--	--	--
(207,640,700)	(376,178,233)	(24,123,628)	(20,506,163)	(43,139,941)	(65,407,010)

(94,252,212)	242,294,397	5,597,448	27,809,065	(36,833,645)	(51,440,609)

(129,237,598)	312,070,701	4,456,999	30,287,918	(33,999,141)	(20,323,240)

486,786,037	174,715,336	47,676,520	17,388,602	114,808,166	135,131,406

$ 357,548,439	$ 486,786,037	$ 52,133,519	$ 47,676,520	$ 80,809,025	$ 114,808,166

$ 387,886	$ 188,161	$ (34)	$ --	$ 123,007	$ --

	Mid Cap Stock Fund

	Year Ended April 30, 2005	Year Ended April 30, 2004

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$ (111,050)	$ (357,551)
Net realized gain (loss) on investments and foreign currency transactions	26,092,122	17,134,912
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	(14,870,696)	10,175,167

Change in net assets resulting from operations	11,110,376	26,952,528

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	--	--
Class B Shares	--	--
Institutional I Shares	--	--
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(2,608,371)	--
Class B Shares	(96,524)	--
Class C Shares	--	--
Institutional I Shares	(2,635,399)	--

Change in net assets resulting from distributions to shareholders	(5,340,294)	--

SHARE TRANSACTIONS:
Proceeds from sale of shares	35,448,185	108,900,622
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Emerging Markets Equity Portfolio	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK International Equity Portfolio	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	5,128,140	--
Cost of shares redeemed	(51,067,502)	(98,630,244)

Change in net assets resulting from share transactions	(10,491,177)	10,270,378

Change in net assets	(4,721,095)	37,222,906
NET ASSETS:
Beginning of period	141,199,187	103,976,281

End of period	$ 136,478,092	$ 141,199,187

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ --	$ --

See Notes which are an integral part of the Financial Statements

Mid Cap Growth Fund		Small Cap Stock Fund		Small Cap Growth Fund		International Equity Fund

Year Ended April 30, 2005	Year Ended April 30, 2004	Year Ended April 30, 2005	Year Ended April 30, 2004	Year Ended April 30, 2005	Year Ended April 30, 2004	Year Ended April 30, 2005	Year Ended April 30, 2004

$ (616,306)	$ (333,455)	$ (168,350)	$ (476,604)	$ (939,603)	$ (1,571,494)	$ 1,321,966	$ 748,026
8,583,046	13,055,983	10,133,247	26,190,921	(7,243,603)	61,823,399	10,082,496	7,257,475
(2,870,816)	10,109,189	(10,508,770)	25,184,048	(2,703,756)	(8,792,247)	2,134,454	17,284,238

5,095,924	22,831,717	(543,873)	50,898,365	(10,886,962)	51,459,658	13,538,916	25,289,739

--	--	--	--	--	--	(77,303)	(152,681)
--	--	--	--	--	--	(1,348)	(1,548)
--	--	--	--	--	--	(1,171,528)	(1,316,007)

(100,103)	--	(1,637,872)	(755,851)	(6,696,634)	--	--	--
(3,104)	--	(152,368)	(74,680)	(317,699)	--	--	--
--	--	--	--	(59,861)	--	--	--
(1,241,983)	--	(18,461,200)	(11,415,870)	(10,601,443)	--	--	--

(1,345,190)	--	(20,251,440)	(12,246,401)	(17,675,637)	--	(1,250,179)	(1,470,236)

11,466,375	12,381,950	57,669,233	172,516,633	43,945,337	111,788,720	43,758,199	107,175,169
--	--	--	--	--	--	--	5,474,675
--	--	--	--	--	--	--	19,700,015
1,227,013	--	16,963,661	11,829,055	14,416,686	--	683,563	795,265
(20,487,193)	(18,896,214)	(48,255,325)	(180,721,446)	(82,996,577)	(90,200,540)	(40,353,403)	(100,204,137)

(7,793,805)	(6,514,264)	26,377,569	3,624,242	(24,634,554)	21,588,180	4,088,359	32,940,987

(4,043,071)	16,317,453	5,582,256	42,276,206	(53,197,153)	73,047,838	16,377,096	56,760,490

86,575,374	70,257,921	149,197,534	106,921,328	183,968,889	110,921,051	118,874,576	62,114,086

$ 82,532,303	$ 86,575,374	$ 154,779,790	$ 149,197,534	$ 130,771,736	$ 183,968,889	$ 135,251,672	$ 118,874,576

$ (212)	$ --	$ --	$ --	$ (287)	$ --	$ 361,756	$ 33,948

STATEMENT OF CASH FLOWS

For the Year Ended April 30, 2005	Income Fund

INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
Change in net assets resulting from operations	$ 7,759,079
ADJUSTMENTS TO RECONCILE CHANGE IN NET ASSETS RESULTING FROM OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
Purchases of investment securities	(652,618,458)
Paydowns on investment securities	18,790,976
Realized loss on paydowns	356,963
Proceeds from sale of investment securities	689,929,378
Net sales of short-term investment securities	75,173
Decrease in income receivable	985,514
Decrease in prepaid expenses	14,247
Increase in payable for accrued expenses	2,706
Decrease in receivable for investments sold	4,390,088
Decrease in payable for investments purchased	(21,769,558)
Net realized gain on investments	(613,067)
Net amortization/accretion of premium (discount)	600,722
Net unrealized appreciation on investments	(322,346)

NET CASH USED IN OPERATING ACTIVITIES	47,581,417

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash received for dollar roll transactions, net	11,462,243
Proceeds from sale of shares	9,316,436
Cash distributions paid	(4,194,469)
Payment for shares redeemed	(64,648,422)

NET CASH USED IN FINANCING ACTIVITIES	(48,064,212)

NET DECREASE IN CASH	(482,795)

CASH:
Beginning of period	482,795

End of period	$ --

Non-cash financing not included herein consists of reinvestment of dividend and distributions of $4,463,444.

See Notes which are an integral part of the Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

SHORT DURATION GOVERNMENT BOND FUND – CLASS A SHARES

2004(c)	$ 9.72	0.13	(0.04)	0.09	(0.14)	--	(0.14)
2005	$ 9.67	0.21	(0.06)	0.15	(0.22)	--	(0.22)
SHORT DURATION GOVERNMENT BOND FUND – CLASS B SHARES

2004(c)	$ 9.72	0.05	(0.05)	0.00(e)	(0.05)	--	(0.05)
2005	$ 9.67	0.15	(0.07)	0.08	(0.15)	--	(0.15)
SHORT DURATION GOVERNMENT BOND FUND – INSTITUTIONAL I SHARES

2000(f)	$ 9.83	0.55	(0.14)	0.41	(0.55)	--	(0.55)
2001(g)(h)	$ 9.69	0.50	0.11	0.61	(0.49)	--	(0.49)
2002	$ 9.81	0.62(i)	(0.06)(i)	0.56	(0.57)	--	(0.57)
2003	$ 9.80	0.33(j)	0.16	0.49	(0.44)	--	(0.44)
2004	$ 9.85	0.25	(0.19)	0.06	(0.24)	--	(0.24)
2005	$ 9.67	0.23	(0.07)	0.16	(0.23)	--	(0.23)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) Reflects operations for the period from August 18, 2003(date of initial public investment) to April 30, 2004.

(d) Computed on an annualized basis.

(e) Represents less than $0.01.

(f) Reflects operations for the year ended June 30.

(g) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Fund changed its fiscal year from June 30 to April 30.

(h) Effective January 8, 2001, the Fund changed its investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.

(i) Effective May 1, 2001, the Short Duration Government Bond Fund adopted the provisions of the American Institute of Certified Public Accountants(AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $0.05, decrease net realized gain/loss per share by $0.05 and decrease the ratio of net investment income to average net assets from 5.68% to 4.55%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(j) Based on average shares oustanding.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets

Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$ 9.67	0.96%	0.81%(d)	1.61%(d)	0.51%(d)	$ 8,549	125%
$ 9.60	1.55%	0.81%	2.26%	0.47%	$ 5,675	83%

$ 9.67	(0.05)%	1.71%(d)	0.66%(d)	0.11%(d)	$ 122	125%
$ 9.60	0.87%	1.48%	1.60%	0.30%	$ 124	83%

$ 9.69	4.31%	0.61%	5.77%	0.94%	$ 73,140	237%
$ 9.81	6.47%	0.71%(d)	6.05%(d)	0.21%(d)	$ 56,282	158%
$ 9.80	5.87%	0.63%	4.55%(i)	0.27%	$ 89,014	89%
$ 9.85	5.05%	0.69%	3.33%	0.40%	$ 117,333	96%
$ 9.67	0.66%	0.71%	2.06%	0.37%	$ 199,792	125%
$ 9.60	1.68%	0.68%	2.39%	0.35%	$ 191,002	83%

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

SHORT TERM CORPORATE BOND FUND – CLASS A SHARES

2004(c)	$ 9.91	0.13	(0.04)	0.09	(0.13)	--	(0.13)
2005	$ 9.87	0.22	(0.07)	0.15	(0.22)	--	(0.22)
SHORT TERM CORPORATE BOND FUND – CLASS B SHARES

2004(c)	$ 9.91	0.08	(0.04)	0.04	(0.08)	--	(0.08)
2005	$ 9.87	0.14	(0.07)	0.07	(0.14)	--	(0.14)
SHORT TERM CORPORATE BOND FUND – INSTITUTIONAL I SHARES

2001	$ 9.63	0.55	0.36	0.91	(0.55)	--	(0.55)
2002	$ 9.99	0.45	(0.19)	0.26	(0.45)	--	(0.45)
2003	$ 9.80	0.34	0.19	0.53	(0.35)	--	(0.35)
2004	$ 9.98	0.24	(0.11)	0.13	(0.24)	--	(0.24)
2005	$ 9.87	0.24	(0.07)	0.17	(0.24)	--	(0.24)
U.S. GOVERNMENT BOND FUND – CLASS A SHARES

2001	$ 9.02	0.59	0.41	1.00	(0.58)	--	(0.58)
2002	$ 9.44	0.59(e)	0.03(e)	0.62	(0.57)	--	(0.57)
2003	$ 9.49	0.43(f)	0.43	0.86	(0.50)	--	(0.50)
2004	$ 9.85	0.41	(0.33)	0.08	(0.42)	(0.00)(g)	(0.42)
2005	$ 9.51	0.37(f)	(0.00)(g)	0.37	(0.42)	--	(0.42)
U.S. GOVERNMENT BOND FUND – CLASS B SHARES

2004(h)	$ 9.56	0.20	(0.06)	0.14	(0.19)	(0.00)(g)	(0.19)
2005	$ 9.51	0.29(f)	(0.01)	0.28	(0.33)	--	(0.33)
U.S. GOVERNMENT BOND FUND – INSTITUTIONAL I SHARES

2004(h)	$ 9.56	0.29(f)	(0.06)	0.23	(0.28)	(0.00)(g)	(0.28)
2005	$ 9.51	0.38(f)	(0.00)(g)	0.38	(0.43)	--	(0.43)
NEW YORK MUNICIPAL BOND FUND – CLASS A SHARES

2001	$ 9.72	0.45	0.52	0.97	(0.45)	--	(0.45)
2002	$ 10.24	0.41(j)	0.17(j)	0.58	(0.41)	--	(0.41)
2003	$ 10.41	0.41	0.34	0.75	(0.41)	(0.01)	(0.42)
2004	$ 10.74	0.39	(0.19)	0.20	(0.39)	(0.09)	(0.48)
2005	$ 10.46	0.39	0.19	0.58	(0.39)	(0.03)	(0.42)
NEW YORK MUNICIPAL BOND FUND – CLASS B SHARES

2004(c)	$ 10.45	0.19	0.10	0.29	(0.19)	(0.09)	(0.28)
2005	$ 10.46	0.30	0.19	0.49	(0.30)	(0.03)	(0.33)
NEW YORK MUNICIPAL BOND FUND – INSTITUTIONAL I SHARES

2004(c)	$ 10.45	0.26	0.10	0.36	(0.26)	(0.09)	(0.35)
2005	$ 10.46	0.40	0.19	0.59	(0.40)	(0.03)	(0.43)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

(c) Reflects operations for the period from August 25, 2003(date of initial public investment) to April 30, 2004.

(d) Computed on an annualized basis.

(e) Effective May 1, 2001, the U.S. Government Bond Fund adopted the provisions of the American Institute of Certified Public Accountants(AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. For the year ended April 30, 2002, this change has no effect on the net investment income per share or net realized gain/loss per share but decreased the ratio of net investment income to average net assets from 6.00% to 4.84%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(f) Based on average shares outstanding.

(g) Reflects less than $0.01.

(h) Reflects operations for the period from August 18, 2003(date of initial public investment) to April 30, 2004.

(i) Reflects less than 0.01%.

(j) Effective May 1, 2001, the New York Municipal Bond Fund adopted the provisions of the American Institute of Certified Public Accountants(AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. For the six months ended October 31, 2003, this change had no effect on the net investment income per share or net realized gain/loss on investment per share but increased the ratio of net investment income to average net assets from 3.97% to 3.98%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets

Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$ 9.87	0.90%	1.16%(d)	2.06%(d)	0.33%(d)	$ 136	99%
$ 9.80	1.51%	0.96%	2.28%	0.50%	$ 310	97%

$ 9.87	0.38%	1.99%(d)	1.25%(d)	0.01%(d)	$ 26	99%
$ 9.80	0.69%	1.77%	1.42%	0.19%	$ 40	97%

$ 9.99	9.70%	0.97%	5.52%	0.14%	$ 76,090	107%
$ 9.80	2.65%	0.97%	4.54%	0.16%	$ 71,193	79%
$ 9.98	5.44%	1.00%	3.49%	0.16%	$ 59,765	170%
$ 9.87	1.31%	1.04%	2.36%	0.18%	$ 82,154	99%
$ 9.80	1.70%	0.78%	2.40%	0.43%	$ 76,078	97%

$ 9.44	11.43%	0.95%	6.27%	0.03%	$ 88,980	47%
$ 9.49	6.72%	0.96%	4.84%(e)	--	$ 116,350	41%
$ 9.85	9.20%	0.95%	4.41%	--	$ 144,210	68%
$ 9.51	0.79%	0.93%	3.51%	0.26%	$ 54,388	64%
$ 9.46	3.93%	0.95%	3.94%	0.47%	$ 45,179	106%

$ 9.51	1.49%	1.90%(d)	2.26%(d)	0.00%(d)(i)	$ 108	64%
$ 9.46	3.02%	1.84%	3.09%	0.08%	$ 275	106%

$ 9.51	2.44%	0.94%(d)	3.17%(d)	0.21%(d)	$ 149,744	64%
$ 9.46	4.03%	0.85%	4.05%	0.32%	$ 129,035	106%

$ 10.24	10.11%	0.88%	4.36%	0.14%	$ 74,851	50%
$ 10.41	5.74%	0.83%	3.98%(j)	0.09%	$ 80,452	46%
$ 10.74	7.29%	0.86%	3.85%	0.09%	$ 85,887	50%
$ 10.46	1.86%	0.87%	3.67%	0.40%	$ 56,672	40%
$ 10.62	5.60%	0.85%	3.65%	0.63%	$ 52,380	41%

$ 10.46	2.73%	1.87%(d)	2.77%(d)	0.10%(d)	$ 357	40%
$ 10.62	4.75%	1.67%	2.86%	0.32%	$ 773	41%

$ 10.46	3.39%	0.87%(d)	3.68%(d)	0.33%(d)	$ 27,293	40%
$ 10.62	5.77%	0.69%	3.81%	0.55%	$ 26,921	41%

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

PENNSYLVANIA MUNICIPAL BOND FUND – CLASS A SHARES

2001	$ 9.38	0.41	0.42	0.83	(0.41)	--	(0.41)
2002	$ 9.80	0.41	0.27	0.68	(0.41)	--	(0.41)
2003	$ 10.07	0.39	0.38	0.77	(0.39)	--	(0.39)
2004	$ 10.45	0.37	(0.25)	0.12	(0.37)	--	(0.37)
2005	$ 10.20	0.36	0.07	0.43	(0.36)	--	(0.36)
PENNSYLVANIA MUNICIPAL BOND FUND – CLASS B SHARES

2001	$ 9.39	0.34	0.43	0.77	(0.34)	--	(0.34)
2002	$ 9.82	0.34	0.27	0.61	(0.34)	--	(0.34)
2003	$ 10.09	0.32	0.38	0.70	(0.32)	--	(0.32)
2004	$ 10.47	0.30	(0.27)	0.03	(0.30)	--	(0.30)
2005	$ 10.20	0.29	0.07	0.36	(0.28)	--	(0.28)
PENNSYLVANIA MUNICIPAL BOND FUND – INSTITUTIONAL I SHARES

2001	$ 9.38	0.42	0.43	0.85	(0.42)	--	(0.42)
2002	$ 9.81	0.42	0.27	0.69	(0.42)	--	(0.42)
2003	$ 10.08	0.41	0.38	0.79	(0.41)	--	(0.41)
2004	$ 10.46	0.39	(0.26)	0.13	(0.39)	--	(0.39)
2005	$ 10.20	0.37	0.07	0.44	(0.37)	--	(0.37)
MARYLAND MUNICIPAL BOND FUND – CLASS A SHARES

2001	$ 9.48	0.43	0.42	0.85	(0.43)	--	(0.43)
2002	$ 9.90	0.42	0.18	0.60	(0.42)	--	(0.42)
2003	$ 10.08	0.40	0.34	0.74	(0.40)	--	(0.40)
2004	$ 10.42	0.39	(0.21)	0.18	(0.39)	--	(0.39)
2005	$ 10.21	0.39	0.15	0.54	(0.39)	(0.04)	(0.43)
MARYLAND MUNICIPAL BOND FUND – CLASS B SHARES

2001	$ 9.48	0.36	0.43	0.79	(0.36)	--	(0.36)
2002	$ 9.91	0.35	0.18	0.53	(0.35)	--	(0.35)
2003	$ 10.09	0.33	0.34	0.67	(0.33)	--	(0.33)
2004	$ 10.43	0.33	(0.21)	0.12	(0.32)	--	(0.32)
2005	$ 10.23	0.31	0.16	0.47	(0.32)	(0.04)	(0.36)
MARYLAND MUNICIPAL BOND FUND – INSTITUTIONAL I SHARES

2001	$ 9.48	0.44	0.43	0.87	(0.44)	--	(0.44)
2002	$ 9.91	0.43	0.18	0.61	(0.43)	--	(0.43)
2003	$ 10.09	0.42	0.34	0.76	(0.42)	--	(0.42)
2004	$ 10.43	0.42	(0.22)	0.20	(0.41)	--	(0.41)
2005	$ 10.22	0.42	0.15	0.57	(0.42)	(0.04)	(0.46)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets

Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$ 9.80	8.99%	1.09%	4.24%	0.20%	$ 2,603	26%
$ 10.07	7.03%	1.09%	4.08%	0.21%	$ 2,177	16%
$ 10.45	7.77%	1.17%	3.79%	0.82%	$ 2,880	12%
$ 10.20	1.13%	1.19%	3.49%	0.23%	$ 11,965	11%
$ 10.27	4.24%	1.12%	3.48%	0.24%	$ 8,311	27%

$ 9.82	8.30%	1.84%	3.52%	--	$ 76	26%
$ 10.09	6.26%	1.84%	3.33%	0.01%	$ 176	16%
$ 10.47	7.03%	1.82%	3.08%	4.88%	$ 421	12%
$ 10.20	0.26%	1.83%	2.94%	0.06%	$ 698	11%
$ 10.28	3.61%	1.71%	2.89%	0.03%	$ 893	27%

$ 9.81	9.25%	0.96%	4.38%	0.04%	$ 160,833	26%
$ 10.08	7.18%	0.95%	4.22%	0.05%	$ 160,333	16%
$ 10.46	7.96%	0.99%	3.97%	--	$ 158,648	12%
$ 10.20	1.21%	0.98%	3.79%	0.12%	$ 190,805	11%
$ 10.27	4.37%	1.00%	3.60%	0.11%	$ 160,966	27%

$ 9.90	9.09%	0.94%	4.38%	0.36%	$ 24,671	29%
$ 10.08	6.13%	0.94%	4.16%	0.37%	$ 26,666	9%
$ 10.42	7.47%	1.02%	3.89%	0.36%	$ 25,233	18%
$ 10.21	1.74%	1.01%	3.84%	0.39%	$ 20,948	17%
$ 10.32	5.40%	0.95%	3.82%	0.49%	$ 19,639	13%

$ 9.91	8.47%	1.69%	3.57%	0.16%	$ 745	29%
$ 10.09	5.37%	1.69%	3.40%	0.17%	$ 1,266	9%
$ 10.43	6.72%	1.72%	3.18%	1.17%	$ 1,775	18%
$ 10.23	1.12%	1.71%	3.14%	0.19%	$ 2,167	17%
$ 10.34	4.59%	1.71%	3.05%	0.22%	$ 1,896	13%

$ 9.91	9.34%	0.81%	4.50%	0.19%	$ 90,210	29%
$ 10.09	6.27%	0.81%	4.29%	0.20%	$ 97,759	9%
$ 10.43	7.66%	0.84%	4.07%	0.17%	$ 100,797	18%
$ 10.22	1.92%	0.83%	4.02%	0.28%	$ 99,271	17%
$ 10.33	5.62%	0.73%	4.03%	0.45%	$ 99,134	13%

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

INTERMEDIATE-TERM BOND FUND – CLASS A SHARES

2004(c)	$ 10.27	0.23(d)	0.02	0.25	(0.33)	(0.12)	(0.45)
2005	$ 10.07	0.37(d)	0.01	0.38	(0.46)	--	(0.46)
INTERMEDIATE-TERM BOND FUND – CLASS B SHARES

2004(c)	$ 10.27	0.21(d)	(0.04)	0.17	(0.25)	(0.12)	(0.37)
2005	$ 10.07	0.28(d)	0.01	0.29	(0.37)	--	(0.37)
INTERMEDIATE-TERM BOND FUND – INSTITUTIONAL I SHARES

2001	$ 9.42	0.55	0.43	0.98	(0.55)	--	(0.55)
2002	$ 9.85	0.51	(0.01)	0.50	(0.51)	--	(0.51)
2003	$ 9.84	0.42	0.66	1.08	(0.42)	--	(0.42)
2004	$ 10.50	0.39(d)	(0.27)	0.12	(0.43)	(0.12)	(0.55)
2005	$ 10.07	0.38(d)	--	0.38	(0.46)	--	(0.46)
INCOME FUND – CLASS A SHARES

2001	$ 9.62	0.58	0.47	1.05	(0.59)	--	(0.59)
2002	$ 10.08	0.54	0.09	0.63	(0.53)	(0.02)	(0.55)
2003	$ 10.16	0.42	0.54	0.96	(0.42)	--	(0.42)
2004	$ 10.70	0.37	(0.31)	0.06	(0.37)	(0.26)	(0.63)
2005	$ 10.13	0.38(d)	0.05(d)	0.43	(0.39)	(0.09)	(0.48)
INCOME FUND – CLASS B SHARES

2001	$ 9.51	0.51	0.45	0.96	(0.51)	--	(0.51)
2002	$ 9.96	0.45	0.09	0.54	(0.45)	(0.02)	(0.47)
2003	$ 10.03	0.34	0.54	0.88	(0.34)	--	(0.34)
2004	$ 10.57	0.30	(0.31)	(0.01)	(0.30)	(0.26)	(0.56)
2005	$ 10.00	0.30(d)	0.06(d)	0.36	(0.32)	(0.09)	(0.41)
INCOME FUND – INSTITUTIONAL I SHARES

2001	$ 9.51	0.60	0.45	1.05	(0.60)	--	(0.60)
2002	$ 9.96	0.54	0.08	0.62	(0.53)	(0.02)	(0.55)
2003	$ 10.03	0.43	0.54	0.97	(0.43)	--	(0.43)
2004	$ 10.57	0.39	(0.31)	0.08	(0.39)	(0.26)	(0.65)
2005	$ 10.00	0.40(d)	0.04(d)	0.44	(0.40)	(0.09)	(0.49)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) Reflects operations for the period from August 18, 2003(date of initial public investment) to April 30, 2004.

(d) Based on average shares outstanding.

(e) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets

Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$ 10.07	2.47%	0.82%(e)	3.15%(e)	0.61%(e)	$ 10,169	154%
$ 9.99	3.81%	0.77%	3.65%	0.59%	$ 2,402	197%

$ 10.07	1.64%	1.69%(e)	2.95%(e)	0.20%(e)	$ 91	154%
$ 9.99	2.89%	1.68%	2.83%	0.18%	$ 123	197%

$ 9.85	10.72%	0.80%	5.75%	0.15%	$ 129,531	36%
$ 9.84	5.18%	0.82%	5.11%	0.15%	$ 130,235	83%
$ 10.50	11.20%	0.84%	4.14%	0.12%	$ 128,263	259%
$ 10.07	1.21%	0.81%	3.76%	0.27%	$ 254,875	154%
$ 9.99	3.85%	0.74%	3.77%	0.37%	$ 245,706	197%

$ 10.08	11.19%	0.95%	5.97%	0.29%	$ 8,991	340%
$ 10.16	6.30%	0.96%	5.13%	0.30%	$ 11,459	143%
$ 10.70	9.59%	1.03%	3.97%	0.42%	$ 12,430	276%
$ 10.13	0.64%	1.03%	3.58%	0.25%	$ 10,431	177%
$ 10.08	4.27%	1.03%	3.74%	0.27%	$ 8,855	86%

$ 9.96	10.35%	1.70%	5.19%	0.09%	$ 705	340%
$ 10.03	5.44%	1.71%	4.35%	0.09%	$ 1,421	143%
$ 10.57	8.90%	1.73%	3.25%	0.99%	$ 2,086	276%
$ 10.00	(0.08)%	1.74%	2.89%	0.05%	$ 2,155	177%
$ 9.95	3.60%	1.73%	3.04%	0.07%	$ 1,960	86%

$ 9.96	11.28%	0.82%	6.09%	0.12%	$ 372,036	340%
$ 10.03	6.33%	0.83%	5.32%	0.13%	$ 263,802	143%
$ 10.57	9.86%	0.85%	4.17%	0.08%	$ 246,639	276%
$ 10.00	0.81%	0.85%	3.75%	0.14%	$ 181,498	177%
$ 9.95	4.55%	0.82%	3.95%	0.23%	$ 131,542	86%

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)	Net Realized and Unrealized Gain(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions in Excess of Net Investment Income	Distributions from Net Realized Gain on Investments

MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH – CLASS A SHARES

2000(c)	$ 10.15	0.25	0.24	0.49	(0.25)	--	(0.00)(d)
2001(e)(f)	$ 10.39	0.19(g)	(0.10)	0.09	(0.20)	--	(0.39)
2002	$ 9.89	0.32(g)	(0.17)	0.15	(0.30)	--	--
2003	$ 9.74	0.23	(0.23)	0.00(d)	(0.23)	--	(0.02)
2004	$ 9.49	0.15(g)	0.43	0.58	(0.14)	--	(0.12)
2005	$ 9.81	0.16	0.02	0.18	(0.15)	--	(0.03)
MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH – CLASS B SHARES

2003	$ 9.74	0.15	(0.25)	(0.10)	(0.16)	--	(0.02)
2004	$ 9.46	0.08(g)	0.44	0.52	(0.08)	--	(0.12)
2005	$ 9.78	0.10	0.03	0.13	(0.10)	--	(0.03)
MANAGED ALLOCATION FUND – MODERATE GROWTH – CLASS A SHARES

2000(c)	$ 10.56	0.18	0.54	0.72	(0.18)	--	(0.01)
2001(e)(f)	$ 11.09	0.14	(0.48)	(0.34)	(0.14)	--	(0.49)
2002	$ 10.12	0.15	(0.39)	(0.24)	(0.16)	--	(0.02)
2003	$ 9.70	0.10	(0.87)	(0.77)	(0.10)	--	(0.03)
2004	$ 8.80	0.07	1.10	1.17	(0.06)	--	(0.11)
2005	$ 9.80	0.09	0.15	0.24	(0.08)	--	--
MANAGED ALLOCATION FUND – MODERATE GROWTH – CLASS B SHARES

2003	$ 9.70	0.03	(0.90)	(0.87)	(0.03)	--	(0.03)
2004	$ 8.77	0.00(d)	1.10	1.10	(0.01)	--	(0.11)
2005	$ 9.75	0.03	0.14	0.17	(0.04)	--	--
MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH – CLASS A SHARES

2000(c)	$ 10.77	0.11	0.75	0.86	(0.11)	(0.03)	(0.00)(d)
2001(e)(f)	$ 11.49	0.07	(0.89)	(0.82)	(0.07)	--	(0.34)
2002	$ 10.26	0.02	(0.63)	(0.61)	(0.02)	--	(0.14)
2003	$ 9.49	0.00(d)	(1.41)	(1.41)	--	--	(0.08)
2004	$ 8.00	(0.01)(g)	1.70	1.69	--	--	(0.20)
2005	$ 9.49	0.03(g)	0.25	0.28	(0.04)	--	(0.01)
MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH – CLASS B SHARES

2003	$ 9.49	(0.04)	(1.44)	(1.48)	--	--	(0.08)
2004	$ 7.93	(0.07)(g)	1.68	1.61	--	--	(0.20)
2005	$ 9.34	(0.02)(g)	0.24	0.22	(0.01)	--	(0.01)
BALANCED FUND – CLASS A SHARES

2001	$ 16.84	0.32	(1.48)	(1.16)	(0.33)	--	(0.95)
2002	$ 14.40	0.24	(1.52)	(1.28)	(0.26)	--	--
2003	$ 12.86	0.19	(1.32)	(1.13)	(0.18)	--	--
2004	$ 11.55	0.12	1.49	1.61	(0.12)	--	--
2005	$ 13.04	0.20	(0.12)	0.08	(0.20)	--	--
BALANCED FUND – CLASS B SHARES

2001	$ 16.82	0.20	(1.47)	(1.27)	(0.22)	--	(0.95)
2002	$ 14.38	0.14	(1.52)	(1.38)	(0.16)	--	--
2003	$ 12.84	0.10	(1.30)	(1.20)	(0.09)	--	--
2004	$ 11.55	0.02	1.49	1.51	(0.02)	--	--
2005	$ 13.04	0.11	(0.12)	(0.01)	(0.11)	--	--

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income(loss) ratios shown above.

(c) Reflects operations for the year ended June 30.

(d) Represents less than $0.01.

(e) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.

(f) Effective January 8, 2001, the Funds changed their investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.

(g) Based on average shares outstanding.

(h) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets

Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(0.25)	$ 10.39	4.94%	1.65%	2.19%	25.56%	$ 311	28%
(0.59)	$ 9.89	0.94%	1.38%(h)	2.71%(h)	17.68%(h)	$ 448	91%
(0.30)	$ 9.74	1.60%	1.00%	3.28%	1.75%	$ 2,788	19%
(0.25)	$ 9.49	0.03%	1.00%	2.49%	1.11%	$ 4,120	11%
(0.26)	$ 9.81	6.20%	1.00%	1.52%	0.65%	$ 5,602	14%
(0.18)	$ 9.81	1.87%	1.00%	1.63%	1.05%	$ 6,147	61%

(0.18)	$ 9.46	(1.02)%	2.00%	1.43%	1.11%	$ 2,000	11%
(0.20)	$ 9.78	5.50%	1.67%	0.84%	0.61%	$ 3,622	14%
(0.13)	$ 9.78	1.32%	1.56%	1.05%	0.99%	$ 3,817	61%

(0.19)	$ 11.09	6.81%	1.64%	1.09%	7.85%	$ 1,214	32%
(0.63)	$ 10.12	(3.18)%	1.39%(h)	1.70%(h)	3.73%(h)	$ 1,920	76%
(0.18)	$ 9.70	(2.39)%	1.00%	1.63%	0.67%	$ 8,166	2%
(0.13)	$ 8.80	(7.89)%	1.00%	1.14%	0.38%	$ 10,922	10%
(0.17)	$ 9.80	13.43%	0.88%	0.73%	0.31%	$ 24,436	15%
(0.08)	$ 9.96	2.46%	0.98%	0.98%	0.39%	$ 29,011	98%

(0.06)	$ 8.77	(8.91)%	2.00%	0.11%	0.38%	$ 5,445	10%
(0.12)	$ 9.75	12.61%	1.67%	(0.08)%	0.11%	$ 15,799	15%
(0.04)	$ 9.88	1.70%	1.73%	0.24%	0.14%	$ 19,628	98%

(0.14)	$ 11.49	8.00%	1.64%	0.26%	9.53%	$ 1,352	28%
(0.41)	$ 10.26	(7.35)%	1.40%(h)	0.76%(h)	3.43%(h)	$ 1,634	72%
(0.16)	$ 9.49	(5.92)%	1.00%	0.23%	1.22%	$ 4,872	4%
(0.08)	$ 8.00	(14.78)%	1.00%	0.03%	1.16%	$ 5,421	11%
(0.20)	$ 9.49	21.25%	1.00%	(0.11)%	0.52%	$ 12,124	5%
(0.05)	$ 9.72	2.98%	1.02%	0.34%	0.66%	$ 14,414	114%

(0.08)	$ 7.93	(15.62)%	2.00%	(1.07)%	1.16%	$ 1,813	11%
(0.20)	$ 9.34	20.41%	1.65%	(0.76)%	0.47%	$ 6,043	5%
(0.02)	$ 9.54	2.35%	1.59%	(0.23)%	0.59%	$ 7,906	114%

(1.28)	$ 14.40	(7.06)%	1.02%	2.08%	0.39%	$ 43,644	36%
(0.26)	$ 12.86	(8.97)%	1.01%	1.78%	0.40%	$ 39,276	50%
(0.18)	$ 11.55	(8.71)%	1.10%	1.61%	0.54%	$ 30,238	84%
(0.12)	$ 13.04	13.92%	1.12%	0.90%	0.34%	$ 30,493	66%
(0.20)	$ 12.92	0.61%	1.11%	1.50%	0.30%	$ 25,237	41%

(1.17)	$ 14.38	(7.78)%	1.77%	1.35%	0.09%	$ 14,827	36%
(0.16)	$ 12.84	(9.66)%	1.76%	1.03%	0.10%	$ 13,956	50%
(0.09)	$ 11.55	(9.31)%	1.80%	0.91%	0.42%	$ 11,203	84%
(0.02)	$ 13.04	13.06%	1.82%	0.20%	0.16%	$ 12,811	66%
(0.11)	$ 12.92	(0.11)%	1.81%	0.80%	0.10%	$ 11,868	41%

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)	Net Realized and Unrealized Gain(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments

BALANCED FUND – INSTITUTIONAL I SHARES

2001	$ 16.90	0.35	(1.48)	(1.13)	(0.35)	(0.95)
2002	$ 14.47	0.26	(1.55)	(1.29)	(0.27)	--
2003	$ 12.91	0.21	(1.32)	(1.11)	(0.22)	--
2004	$ 11.58	0.13	1.50	1.63	(0.13)	--
2005	$ 13.08	0.23	(0.13)	0.10	(0.22)	--
SOCIAL BALANCED FUND – INSTITUTIONAL SHARES

2002(c)	$ 10.00	0.33	(0.21)	0.12	(0.33)	--
2003	$ 9.79	0.34	0.65	0.99	(0.34)	(0.00)(e)
2004	$ 10.44	0.23(f)	0.13	0.36	(0.19)	(0.26)
2005	$ 10.35	0.13	(0.18)	(0.05)	(0.17)	(0.10)
EQUITY INCOME FUND – CLASS A SHARES

2001	$ 11.99	0.19	0.42	0.61	(0.19)	(1.08)
2002	$ 11.33	0.15	(0.99)	(0.84)	(0.15)	(0.05)
2003	$ 10.29	0.17	(2.16)	(1.99)	(0.14)	--
2004	$ 8.16	0.14	1.51	1.65	(0.12)	--
2005	$ 9.69	0.17	0.47	0.64	(0.17)	(0.38)
EQUITY INCOME FUND – CLASS B SHARES

2004(g)	$ 8.71	0.04	0.95	0.99	(0.05)	--
2005	$ 9.65	0.10	0.46	0.56	(0.09)	(0.38)
EQUITY INCOME FUND – INSTITUTIONAL I SHARES

2001	$ 12.00	0.20	0.42	0.62	(0.20)	(1.08)
2002	$ 11.34	0.16	(0.99)	(0.83)	(0.16)	(0.05)
2003	$ 10.30	0.18	(2.16)	(1.98)	(0.18)	--
2004	$ 8.14	0.15	1.51	1.66	(0.14)	--
2005	$ 9.66	0.19	0.46	0.65	(0.19)	(0.38)
LARGE CAP VALUE FUND – CLASS A SHARES

2001	$ 11.14	0.09(f)	1.24	1.33	(0.09)	(0.42)
2002	$ 11.96	0.06	(1.49)	(1.43)	(0.06)	(0.16)
2003	$ 10.31	0.07	(1.91)	(1.84)	(0.06)	--
2004	$ 8.41	0.08(f)	1.95	2.03	(0.08)	--
2005	$ 10.36	0.11	0.55	0.66	(0.09)	--
LARGE CAP VALUE FUND – CLASS B SHARES

2000(h)	$ 11.18	0.05	0.12	0.17	(0.06)	(0.16)
2001	$ 11.13	(0.04)(f)	1.24	1.20	(0.01)	(0.42)
2002	$ 11.90	(0.01)	(1.52)	(1.53)	--	(0.16)
2003	$ 10.21	(0.02)	(1.87)	(1.89)	--	--
2004	$ 8.32	(0.01)(f)	1.93	1.92	--	--
2005	$ 10.24	0.01	0.55	0.56	--	--
LARGE CAP VALUE FUND – CLASS I SHARES

2004(j)	$ 9.26	0.06(f)	1.12	1.18	(0.07)	--
2005	$ 10.37	0.10	0.56	0.66	(0.10)	--

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income(loss) ratios shown above.
(c) Reflects operations for the period from May 29, 2001(date of initial public investment) to April 30, 2002.

(d) Computed on an annualized basis.

(e) Represent less than $0.01.

(f) Based on average shares outstanding.

(g) Reflects operations for the period from August 25, 2003(date of initial public investment) to April 30, 2004.

(h) Reflects operations for the period from December 10, 1999(date of initial public investment) to April 30, 2000.

(i) Represent less than 0.01%.

(j) Reflects operations for the period from August 18, 2003(date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets

Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(1.30)	$ 14.47	(6.93)%	0.91%	2.18%	0.10%	$ 300,818	36%
(0.27)	$ 12.91	(8.98)%	0.91%	1.88%	0.10%	$ 248,726	50%
(0.22)	$ 11.58	(8.52)%	0.94%	1.80%	0.04%	$ 122,051	84%
(0.13)	$ 13.08	14.11%	0.96%	1.06%	0.13%	$ 118,815	66%
(0.22)	$ 12.96	0.73%	0.95%	1.66%	0.21%	$ 84,800	41%

(0.33)	$ 9.79	1.18%	0.83%(d)	3.53%(d)	0.56%(d)	$ 2,059	260%
(0.34)	$ 10.44	10.25%	0.87%	3.28%	2.64%	$ 3,267	82%
(0.45)	$ 10.35	3.50%	1.14%	2.14%	0.71%	$ 3,554	87%
(0.27)	$ 10.03	(0.55)%	1.25%	1.30%	2.67%	$ 2,817	59%

(1.27)	$ 11.33	5.33%	1.10%	1.62%	0.36%	$ 4,193	21%
(0.20)	$ 10.29	(7.43)%	1.10%	1.41%	0.38%	$ 5,136	43%
(0.14)	$ 8.16	(19.38)%	1.18%	1.99%	0.81%	$ 4,388	28%
(0.12)	$ 9.69	20.25%	1.17%	1.41%	0.45%	$ 5,245	30%
(0.55)	$ 9.78	6.59%	1.22%	1.72%	0.28%	$ 4,898	148%

(0.05)	$ 9.65	11.39%	1.97%(d)	0.30%(d)	0.01%(d)	$ 143	30%
(0.47)	$ 9.74	5.79%	1.94%	1.02%	0.06%	$ 207	148%

(1.28)	$ 11.34	5.42%	0.99%	1.70%	0.07%	$ 78,666	21%
(0.21)	$ 10.30	(7.34)%	1.00%	1.52%	0.08%	$ 72,005	43%
(0.18)	$ 8.14	(19.21)%	1.02%	2.16%	0.09%	$ 61,427	28%
(0.14)	$ 9.66	20.49%	1.01%	1.58%	0.17%	$ 72,887	30%
(0.57)	$ 9.74	6.72%	0.99%	1.94%	0.26%	$ 73,761	148%

(0.51)	$ 11.96	12.36%	1.15%	0.77%	--	$ 37,847	80%
(0.22)	$ 10.31	(11.99)%	1.13%	0.56%	--	$ 42,697	63%
(0.06)	$ 8.41	(17.80)%	1.12%	0.86%	--	$ 48,665	32%
(0.08)	$ 10.36	24.22%	1.06%	0.83%	0.25%	$ 46,107	27%
(0.09)	$ 10.93	6.35%	1.12%	0.88%	0.35%	$ 26,161	126%

(0.22)	$ 11.13	1.62%	1.99%(d)	0.17%(d)	--	$ 10	88%
(0.43)	$ 11.90	11.11%	2.15%	(0.38)%	--	$ 229	80%
(0.16)	$ 10.21	(12.88)%	2.13%	(0.47)%	--	$ 617	63%
--	$ 8.32	(18.51)%	2.12%	(0.14)%	--	$ 451	32%
--	$ 10.24	23.08%	1.98%	(0.07)%	0.00%(i)	$ 683	27%
--	$ 10.80	5.47%	1.92%	0.08%	0.05%	$ 819	126%

(0.07)	$ 10.37	12.71%	1.06%(d)	0.86%(d)	0.14%(d)	$ 43,139	27%
(0.10)	$ 10.93	6.35%	1.03%	0.94%	0.19%	$ 75,564	126%

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)	Net Realized and Unrealized Gain(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments

EQUITY INDEX FUND – CLASS A SHARES

2001	$ 14.79	0.09	(1.77)	(1.68)	(0.09)	(2.60)
2002	$ 10.42	0.08	(1.42)	(1.34)	(0.08)	--
2003	$ 9.00	0.10	(1.34)	(1.24)	(0.06)	--
2004	$ 7.70	0.10	1.57	1.67	(0.10)	--
2005	$ 9.27	0.15	0.36	0.51	(0.16)	--
EQUITY INDEX FUND – CLASS B SHARES

2004(c)	$ 8.33	0.05	0.92	0.97	(0.05)	--
2005	$ 9.25	0.08	0.36	0.44	(0.09)	--
EQUITY INDEX FUND – INSTITUTIONAL I SHARES

2001	$ 14.83	0.12	(1.77)	(1.65)	(0.13)	(2.60)
2002	$ 10.45	0.11	(1.42)	(1.31)	(0.11)	--
2003	$ 9.03	0.12	(1.34)	(1.22)	(0.12)	--
2004	$ 7.69	0.14	1.55	1.69	(0.12)	--
2005	$ 9.26	0.17	0.37	0.54	(0.18)	--
LARGE CAP STOCK FUND – CLASS A SHARES

2001	$ 14.10	0.01	(0.87)	(0.86)	(0.01)	(1.95)
2002	$ 11.28	0.02	(1.07)	(1.05)	(0.03)	(0.77)
2003	$ 9.43	0.04	(1.84)	(1.80)	(0.02)	(0.14)
2004	$ 7.47	0.01(e)	1.64	1.65	(0.01)	--
2005	$ 9.11	0.05	0.20	0.25	(0.02)	(0.96)
LARGE CAP STOCK FUND – CLASS B SHARES

2001	$ 13.94	(0.02)	(0.92)	(0.94)	--	(1.95)
2002	$ 11.05	(0.01)	(1.10)	(1.11)	--	(0.77)
2003	$ 9.17	(0.01)	(1.79)	(1.80)	--	(0.14)
2004	$ 7.23	(0.05)(e)	1.58	1.53	--	--
2005	$ 8.76	(0.03)	0.20	0.17	--	(0.96)
LARGE CAP STOCK FUND – INSTITUTIONAL I SHARES

2001	$ 14.11	0.02	(0.86)	(0.84)	(0.02)	(1.95)
2002	$ 11.30	0.04	(1.09)	(1.05)	(0.04)	(0.77)
2003	$ 9.44	0.06	(1.86)	(1.80)	(0.05)	(0.14)
2004	$ 7.45	0.03(e)	1.63	1.66	(0.04)	--
2005	$ 9.07	0.05	0.21	0.26	(0.05)	(0.96)
LARGE CAP GROWTH FUND – CLASS A SHARES

2001	$ 10.04	(0.02)(e)	(1.47)	(1.49)	(0.01)	--
2002	$ 8.54	0.00(e)(f)	(0.63)	(0.63)	--	--
2003	$ 7.91	0.00(e)(f)	(1.23)	(1.23)	--	--
2004	$ 6.68	0.00(e)(f)	0.92	0.92	--	--
2005	$ 7.60	0.18	(0.30)	(0.12)	--	--
LARGE CAP GROWTH FUND – CLASS B SHARES

2001	$ 10.04	(0.10)(e)	(1.47)	(1.57)	(0.01)	--
2002	$ 8.46	(0.02)	(0.68)	(0.70)	--	--
2003	$ 7.76	(0.05)	(1.22)	(1.27)	--	--
2004	$ 6.49	(0.06)(e)	0.90	0.84	--	--
2005	$ 7.33	(0.03)	(0.14)	(0.17)	--	--
LARGE CAP GROWTH FUND – INSTITUTIONAL I SHARES

2004(g)	$ 7.05	0.00(e)(f)	0.55	0.55	--	--
2005	$ 7.60	0.02	(0.12)	(0.10)	(0.03)	--

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income(loss) ratios shown above.

(c) Reflects operations for the period from August 25, 2003(date of initial public investment) to April 30, 2004.

(d) Computed on an annualized basis.

(e) Based on average shares outstanding.

(f) Represents less than $0.01.

(g) Reflects operations for the period from August 18, 2003(date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets

Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(2.69)	$ 10.42	(12.51)%	0.50%	0.70%	0.46%	$ 9,260	44%
(0.08)	$ 9.00	(12.85)%	0.50%	0.87%	0.49%	$ 7,709	31%
(0.06)	$ 7.70	(13.70)%	0.58%	1.21%	0.86%	$ 4,646	87%
(0.10)	$ 9.27	21.71%	0.57%	1.14%	0.41%	$ 6,386	76%
(0.16)	$ 9.62	5.54%	0.56%	1.47%	0.42%	$ 5,182	52%

(0.05)	$ 9.25	11.70%	1.29%(d)	0.31%(d)	0.19%(d)	$ 319	76%
(0.09)	$ 9.60	4.76%	1.28%	0.79%	0.20%	$ 507	52%

(2.73)	$ 10.45	(12.34)%	0.25%	0.94%	0.31%	$ 100,495	44%
(0.11)	$ 9.03	(12.59)%	0.25%	1.12%	0.34%	$ 95,487	31%
(0.12)	$ 7.69	(13.50)%	0.25%	1.54%	0.34%	$ 94,947	87%
(0.12)	$ 9.26	22.06%	0.27%	1.45%	0.38%	$ 85,030	76%
(0.18)	$ 9.62	5.87%	0.28%	1.81%	0.45%	$ 93,788	52%

(1.96)	$ 11.28	(6.10)%	1.30%	0.06%	0.43%	$ 6,890	10%
(0.80)	$ 9.43	(9.53)%	1.31%	0.24%	0.44%	$ 5,935	22%
(0.16)	$ 7.47	(19.12)%	1.38%	0.58%	0.79%	$ 4,232	36%
(0.01)	$ 9.11	22.16%	1.26%	0.07%	0.28%	$ 64,755	84%
(0.98)	$ 8.38	2.71%	1.26%	0.45%	0.26%	$ 39,417	39%

(1.95)	$ 11.05	(6.79)%	2.05%	(0.69)%	0.13%	$ 858	10%
(0.77)	$ 9.17	(10.26)%	2.06%	(0.53)%	0.14%	$ 1,141	22%
(0.14)	$ 7.23	(19.64)%	2.08%	(0.13)%	2.02%	$ 867	36%
--	$ 8.76	21.16%	2.02%	(0.63)%	0.07%	$ 12,116	84%
(0.96)	$ 7.97	1.91%	2.00%	(0.34)%	0.02%	$ 10,920	39%

(1.97)	$ 11.30	(5.96)%	1.20%	0.17%	0.13%	$ 310,803	10%
(0.81)	$ 9.44	(9.52)%	1.21%	0.34%	0.14%	$ 245,727	22%
(0.19)	$ 7.45	(19.03)%	1.23%	0.73%	0.11%	$ 169,616	36%
(0.04)	$ 9.07	22.35%	1.11%	0.39%	0.18%	$ 409,916	84%
(1.01)	$ 8.32	2.83%	1.10%	0.57%	0.17%	$ 307,212	39%

(0.01)	$ 8.54	(14.87)%	1.51%	(0.23)%	0.14%	$ 12,128	52%
--	$ 7.91	(7.38)%	1.18%	0.04%	0.29%	$ 15,368	45%
--	$ 6.68	(15.55)%	1.30%	0.04%	0.38%	$ 16,312	37%
--	$ 7.60	13.77%	1.27%	(0.05)%	0.48%	$ 11,211	68%
--	$ 7.48	(1.58)%	1.31%	0.55%	0.43%	$ 2,429	130%

(0.01)	$ 8.46	2.51%	(15.66)%	(1.16)%	0.14%	$ 442	52%
--	$ 7.76	(8.27)%	2.15%	(0.91)%	0.24%	$ 1,162	45%
--	$ 6.49	(16.37)%	2.19%	(0.86)%	0.24%	$ 1,077	37%
--	$ 7.33	12.94%	2.14%	(0.90)%	0.18%	$ 1,261	68%
--	$ 7.16	(2.32)%	2.07%	(0.49)%	0.17%	$ 1,252	130%

--	$ 7.60	7.80%	1.19%(d)	(0.02)%(d)	0.30%(d)	$ 35,205	68%
(0.03)	$ 7.47	(1.35)%	1.14%	0.35%	0.35%	$ 48,452	130%

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)	Net Realized and Unrealized Gain(Loss) on Investments and Options	Total from Investment Operations	Distributions from Net Investment Income	Distributions in Excess of Net Investment Income	Distributions from Net Realized Gain on Investments and Options

MULTI CAP GROWTH FUND – CLASS A SHARES

2001	$ 25.89	0.03	(5.15)	(5.12)	--	--	(1.89)
2002	$ 18.88	(0.04)	(4.99)	(5.03)	--	--	--
2003	$ 13.85	(0.03)	(2.42)	(2.45)	--	--	--
2004	$ 11.40	(0.08)(c)	2.50	2.42	--	--	--
2005	$ 13.82	0.01	0.20	0.21	--	--	--
MULTI CAP GROWTH FUND – CLASS B SHARES

2001	$ 25.74	(0.08)	(5.16)	(5.24)	--	--	(1.89)
2002	$ 18.61	(0.15)	(4.91)	(5.06)	--	--	--
2003	$ 13.55	(0.14)	(2.33)	(2.47)	--	--	--
2004	$ 11.08	(0.17)(c)	2.43	2.26	--	--	--
2005	$ 13.34	(0.09)	0.19	0.10	--	--	--
MULTI CAP GROWTH FUND – INSTITUTIONAL I SHARES

2001	$ 26.13	0.04	(5.19)	(5.15)	(0.02)	--	(1.89)
2002	$ 19.07	(0.02)	(5.05)	(5.07)	--	--	--
2003	$ 14.00	--	(2.45)	(2.45)	--	--	--
2004	$ 11.55	(0.05)(c)	2.53	2.48	--	--	--
2005	$ 14.03	0.05	0.18	0.23	--	--	--
MID CAP STOCK FUND – CLASS A SHARES

2001	$ 15.51	(0.03)(c)	1.00	0.97	--	--	(1.97)
2002	$ 14.51	0.00(d)	(0.12)	(0.12)	--	--	--
2003	$ 14.39	(0.00)(d)	(2.48)	(2.48)	--	--	--
2004	$ 11.91	(0.05)	3.15	3.10	--	--	--
2005	$ 15.01	(0.01)(c)	1.21(c)	1.20	--	--	(0.59)
MID CAP STOCK FUND – CLASS B SHARES

2001	$ 15.50	(0.15)(c)	1.00	0.85	--	--	(1.97)
2002	$ 14.38	(0.07)	(0.17)	(0.24)	--	--	--
2003	$ 14.14	(0.11)	(2.44)	(2.55)	--	--	--
2004	$ 11.59	(0.14)	3.03	2.89	--	--	--
2005	$ 14.48	(0.14)(c)	1.17(c)	1.03	--	--	(0.59)
MID CAP STOCK FUND – INSTITUTIONAL I SHARES

2004(f)	$ 13.14	(0.02)	1.90	1.88	--	--	--
2005	$ 15.02	(0.01)(c)	1.21(c)	1.20	--	--	(0.59)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income(loss) ratios shown above.

(c) Based on average shares outstanding.

(d) Represents less than $0.01.

(e) Represents less than 0.01%.

(f) Reflects operations for the period from August 25, 2003(date of initial public investment) to April 30, 2004.

(g) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets

Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(1.89)	$ 18.88	(20.37)%	1.11%	0.11%	0.35%	$ 44,988	90%
--	$ 13.85	(26.64)%	1.10%	(0.24)%	0.35%	$ 33,621	202%
--	$ 11.40	(17.69)%	1.19%	(0.20)%	0.82%	$ 22,820	194%
--	$ 13.82	21.23%	1.20%	(0.56)%	0.30%	$ 24,196	186%
--	$ 14.03	1.52%	1.20%	0.07%	0.38%	$ 20,121	264%

(1.89)	$ 18.61	(20.98)%	1.86%	(0.66)%	0.05%	$ 16,231	90%
--	$ 13.55	(27.19)%	1.85%	(0.99)%	0.05%	$ 12,196	202%
--	$ 11.08	(18.23)%	1.89%	(0.90)%	0.80%	$ 8,870	194%
--	$ 13.34	20.40%	1.92%	(1.27)%	0.07%	$ 10,150	186%
--	$ 13.44	0.75%	1.90%	(0.63)%	0.19%	$ 8,808	264%

(1.91)	$ 19.07	(20.32)%	1.00%	0.20%	0.06%	$ 175,559	90%
--	$ 14.00	(26.59)%	1.00%	(0.14)%	0.05%	$ 138,331	202%
--	$ 11.55	(17.50)%	1.03%	(0.03)%	0.04%	$ 103,441	194%
--	$ 14.03	21.47%	1.04%	(0.38)%	0.13%	$ 80,462	186%
--	$ 14.26	1.64%	1.04%	0.24%	0.28%	$ 51,880	264%

(1.97)	$ 14.51	6.51%	1.39%	(0.17)%	--	$ 119,409	112%
--	$ 14.39	(0.83)%	1.39%	(0.26)%	0.06%	$ 119,407	91%
--	$ 11.91	(17.23)%	1.26%	(0.01)%	0.20%	$ 102,263	80%
--	$ 15.01	26.03%	1.22%	(0.25)%	0.32%	$ 68,327	99%
(0.59)	$ 15.62	7.87%	1.19%	(0.09)%	0.43%	$ 59,045	210%

(1.97)	$ 14.38	5.69%	2.14%	(1.06)%	--	$ 1,364	112%
--	$ 14.14	(1.67)%	2.20%	(1.09)%	--	$ 2,051	91%
--	$ 11.59	(18.03)%	2.21%	(0.96)%	--	$ 1,713	80%
--	$ 14.48	24.94%	2.12%	(1.16)%	0.00%(e)	$ 2,333	99%
(0.59)	$ 14.92	6.97%	2.03%	(0.92)%	0.09%	$ 2,536	210%

--	$ 15.02	14.31%	1.21%(g)	(0.28)%(g)	0.14%(g)	$ 70,539	99%
(0.59)	$ 15.63	7.86%	1.15%	(0.04)%	0.22%	$ 74,897	210%

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)	Net Realized and Unrealized Gain(Loss) on Investments, Options and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions in Excess of Net Investment Income	Distributions from Net Realized Gain on Investments, Options and Foreign Currency Transactions

MID CAP GROWTH FUND – CLASS A SHARES

2001	$ 17.90	(0.01)	(1.13)	(1.14)	--	--	(3.60)
2002	$ 13.16	(0.03)	(0.55)	(0.58)	--	--	--
2003	$ 12.58	(0.01)	(2.42)	(2.43)	--	--	--
2004	$ 10.15	(0.07)	3.41	3.34	--	--	--
2005	$ 13.49	(0.12)(c)	0.92	0.80	--	--	(0.23)
MID CAP GROWTH FUND – CLASS B SHARES

2004(d)	$ 11.81	(0.06)	1.75	1.69	--	--	--
2005	$ 13.50	(0.23)(c)	0.92	0.69	--	--	(0.23)
MID CAP GROWTH FUND – INSTITUTIONAL I SHARES

2001	$ 17.92	(0.02)	(1.11)	(1.13)	--	(3.60)	--
2002	$ 13.19	(0.02)	(0.54)	(0.56)	--	--	--
2003	$ 12.63	--	(2.43)	(2.43)	(0.01)	--	--
2004	$ 10.19	(0.05)	3.43	3.38	--	--	--
2005	$ 13.57	(0.10)(c)	0.93	0.83	--	--	(0.23)
SMALL CAP STOCK FUND – CLASS A SHARES

2000(f)	$ 12.02	(0.03)	1.60	1.57	--	--	(1.71)
2001(g)(h)	$ 11.88	(0.08)(c)	(0.64)	(0.72)	--	--	(1.14)
2002	$ 10.02	0.00(i)	0.77	0.77	--	--	(0.34)
2003	$ 10.45	0.00(c)(i)	(1.63)	(1.63)	--	--	(1.93)
2004	$ 6.89	(0.03)(c)	3.24	3.21	--	--	(0.80)
2005	$ 9.30	(0.02)	0.06	0.04	--	--	(1.23)
SMALL CAP STOCK FUND – CLASS B SHARES

2001(j)	$ 9.75	(0.05)(c)	0.31	0.26	--	--	--
2002	$ 10.01	(0.06)	0.75	0.69	--	--	(0.34)
2003	$ 10.36	(0.05)(c)	(1.64)	(1.69)	--	--	(1.93)
2004	$ 6.74	(0.10)(c)	3.16	3.06	--	--	(0.80)
2005	$ 9.00	(0.05)	0.04	(0.01)	--	--	(1.23)
SMALL CAP STOCK FUND – INSTITUTIONAL I SHARES

2004(l)	$ 8.41	(0.02)(c)	1.69	1.67	--	--	(0.80)
2005	$ 9.28	0.00(i)	0.05	0.05	--	--	(1.23)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income(loss) ratios shown above.

(c) Based on average shares outstanding.

(d) Reflects operations for the period from August 25, 2003(date of initial public investment) to April 30, 2004.

(e) Computed on an annualized basis.

(f) Reflects operations for the year ended June 30.

(g) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.

(h) Effective January 8, 2001, the Funds changed their investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.

(i) Represents less than $0.01.

(j) Reflects operations for the period from January 10, 2001(date of initial public investment) to April 30, 2001.

(k) Represents less than 0.01%.

(l) Reflects operations for the period from August 18, 2003(date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets

Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(3.60)	$ 13.16	(6.62)%	1.21%	(0.27)%	0.36%	$ 4,489	96%
--	$ 12.58	(4.41)%	1.21%	(0.25)%	0.37%	$ 5,965	106%
--	$ 10.15	(19.32)%	1.29%	(0.12)%	0.82%	$ 4,841	238%
--	$ 13.49	32.91%	1.25%	(0.56)%	0.49%	$ 6,635	99%
(0.23)	$ 14.06	5.83%	1.29%	(0.86)%	0.34%	$ 6,317	52%

--	$ 13.50	14.31%	2.08%(e)	(1.70)%(e)	0.05%(e)	$ 125	99%
(0.23)	$ 13.96	5.01%	2.05%	(1.62)%	0.08%	$ 312	52%

(3.60)	$ 13.19	(6.55)%	1.10%	(0.20)%	0.07%	$ 95,317	96%
--	$ 12.63	(4.25)%	1.11%	(0.13)%	0.07%	$ 90,179	106%
(0.01)	$ 10.19	(19.25)%	1.13%	0.05%	0.08%	$ 65,417	238%
--	$ 13.57	33.17%	1.09%	(0.39)%	0.22%	$ 79,815	99%
(0.23)	$ 14.17	6.02%	1.13%	(0.70)%	0.25%	$ 75,904	52%

(1.71)	$ 11.88	16.31%	1.06%	(0.25)%	1.40%	$ 148,926	43%
(1.14)	$ 10.02	(6.57)%	1.30%(e)	(0.83)%(e)	0.17%(e)	$ 113,499	21%
(0.34)	$ 10.45	8.03%	1.23%	(0.57)%	0.07%	$ 115,011	136%
(1.93)	$ 6.89	(14.66)%	1.27%	(0.06)%	0.10%	$ 106,415	68%
(0.80)	$ 9.30	47.22%	1.25%	(0.30)%	0.17%	$ 11,217	55%
(1.23)	$ 8.11	(0.65)%	1.30%	(0.14)%	0.25%	$ 4,735	90%

--	$ 10.01	2.67%	0.89%(e)	(0.72)%(e)	--	$ 35	21%
(0.34)	$ 10.36	7.22%	2.05%	(1.35)%	--	$ 387	136%
(1.93)	$ 6.74	(15.46)%	2.12%	(0.89)%	--	$ 506	68%
(0.80)	$ 9.00	45.99%	2.05%	(1.10)%	0.00%(k)	$ 1,119	55%
(1.23)	$ 7.76	(1.25)%	2.03%	(0.85)%	0.02%	$ 1,100	90%

(0.80)	$ 9.28	20.36%	1.30%(e)	(0.35)%(e)	0.00%(e)(k)	$ 136,862	55%
(1.23)	$ 8.10	(0.53)%	1.28%	(0.11)%	0.02%	$ 148,945	90%

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)	Net Realized and Unrealized Gain(Loss) on Investments and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency Transactions

SMALL CAP GROWTH – CLASS A SHARES

2001	$ 23.07	(0.02)	(2.01)	(2.03)	--	(4.03)
2002	$ 16.99	(0.05)	0.82	0.77	--	--
2003	$ 17.76	(0.08)	(5.69)	(5.77)	--	--
2004	$ 11.99	(0.17)(c)	5.71	5.54	--	--
2005	$ 17.53	(0.04)	(1.12)	(1.16)	--	(1.84)
SMALL CAP GROWTH – CLASS B SHARES

2001(d)	$ 16.80	(0.01)	0.18	0.17	--	--
2002	$ 16.97	(0.14)	0.77	0.63	--	--
2003	$ 17.60	(0.19)	(5.62)	(5.81)	--	--
2004	$ 11.79	(0.29)(c)	5.61	5.32	--	--
2005	$ 17.11	(0.11)	(1.12)	(1.23)	--	(1.84)
SMALL CAP GROWTH – CLASS C SHARES

2003(f)	$ 12.27	(0.03)	(0.43)	(0.46)	--	--
2004	$ 11.81	(0.30)(c)	5.64	5.34	--	--
2005	$ 17.15	(0.17)	(1.02)	(1.19)	--	(1.84)
SMALL CAP GROWTH FUND – INSTITUTIONAL I SHARES

2001	$ 23.24	(0.01)	(2.03)	(2.04)	--	(4.03)
2002	$ 17.15	(0.04)	0.83	0.79	(0.01)	--
2003	$ 17.93	(0.07)	(5.73)	(5.80)	--	--
2004	$ 12.13	(0.15)(c)	5.78	5.63	--	--
2005	$ 17.76	0.03	(1.18)	(1.15)	--	(1.84)
INTERNATIONAL EQUITY FUND – CLASS A SHARES

2000(g)	$ 10.59	0.08	1.28	1.36	(0.14)	(0.14)
2001(h)(i)	$ 11.67	0.01(c)	(1.31)	(1.30)	--	(0.71)
2002	$ 9.66	0.16	(0.71)	(0.55)	(0.16)	--
2003	$ 8.95	0.09(c)	(1.42)	(1.33)	(0.11)	--
2004	$ 7.51	0.07(c)	2.25	2.32	(0.08)	--
2005	$ 9.75	0.09(c)	1.12	1.21	(0.08)	--
INTERNATIONAL EQUITY FUND – CLASS B SHARES

2001(j)	$ 10.25	(0.05)(c)	(0.55)	(0.60)	--	--
2002	$ 9.65	0.20	(0.83)	(0.63)	(0.13)	--
2003	$ 8.89	0.00(c)(l)	(1.38)	(1.38)	(0.05)	--
2004	$ 7.46	0.00(c)(l)	2.22	2.22	(0.08)	--
2005	$ 9.60	0.03(c)	1.09	1.12	(0.05)	--
INTERNATIONAL EQUITY FUND – INSTITUTIONAL I SHARES

2004(m)	$ 8.30	0.05(c)	1.48	1.53	(0.13)	--
2005	$ 9.70	0.12(c)	1.10	1.22	(0.11)	--

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income(loss) ratios shown above.

(c) Based on average shares outstanding.

(d) Reflects operations for the period from February 20, 2001(date of initial public investment) to April 30, 2001.

(e) Computed on an annualized basis.

(f) Reflects operations for the period from October 1, 2002(date of initial public investment) to April 30, 2003.

(g) Reflects operations for the year ended June 30.

(h) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.

(i) Effective January 8, 2001, the Funds changed their investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.

(j) Reflects operations for the period from January 10, 2001(date of initial public investment) to April 30, 2001.

(k) Represents less than 0.01%.

(l) Represents less than $0.01.

(m) Reflects operations for the period from August 18, 2003(date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets

Return of Capital	Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(0.02)	(4.05)	$ 16.99	(10.09)%	1.25%	(0.11)%	0.31%	$ 65,062	360%
--	--	$ 17.76	4.53%	1.27%	(0.38)%	0.31%	$ 74,576	267%
--	--	$ 11.99	(32.49)%	1.33%	(0.67)%	1.05%	$ 52,397	246%
--	--	$ 17.53	46.21%	1.36%	(0.99)%	0.42%	$ 72,164	256%
--	(1.84)	$ 14.53	(7.72)%	1.33%	(0.63)%	0.31%	$ 50,027	443%

--	--	$ 16.97	1.01%	2.07%(e)	(0.61)%(e)	0.01%(e)	$ 125	360%
--	--	$ 17.60	3.71%	2.01%	(1.20)%	0.02%	$ 829	267%
--	--	$ 11.79	(33.01)%	2.08%	(1.44)%	1.39%	$ 1,611	246%
--	--	$ 17.11	45.12%	2.09%	(1.73)%	0.24%	$ 2,859	256%
--	(1.84)	$ 14.04	(8.35)%	2.06%	(1.38)%	0.08%	$ 2,574	443%

--	--	$ 11.81	(3.75)%	2.09%(e)	(1.42)%(e)	9.19%(e)	$ 147	246%
--	--	$ 17.15	45.22%	2.12%	(1.76)%	0.43%	$ 677	256%
--	(1.84)	$ 14.12	(8.06)%	1.84%	(1.12)%	0.08%	$ 344	443%

(0.02)	(4.05)	$ 17.15	(10.05)%	1.15%	(0.14)%	0.02%	$ 85,286	360%
--	(0.01)	$ 17.93	4.58%	1.17%	(0.27)%	0.01%	$ 82,922	267%
--	--	$ 12.13	(32.35)%	1.17%	(0.51)%	0.02%	$ 56,766	246%
--	--	$ 17.76	46.41%	1.20%	(0.84)%	0.11%	$ 108,274	256%
--	(1.84)	$ 14.77	(7.56)%	1.19%	(0.50)%	0.22%	$ 77,827	443%

--	(0.28)	$ 11.67	12.87%	0.97%	0.72%	1.85%	$ 44,697	56%
--	(0.71)	$ 9.66	(11.41)%	1.46%(e)	0.07%(e)	0.42%(e)	$ 34,916	73%
--	(0.16)	$ 8.95	(5.60)%	1.64%	0.61%	0.15%	$ 45,754	61%
--	(0.11)	$ 7.51	(14.84)%	1.57%	1.12%	0.25%	$ 62,059	42%
--	(0.08)	$ 9.75	30.94%	1.60%	0.81%	0.23%	$ 19,124	53%
--	(0.08)	$ 10.88	12.42%	1.60%	0.89%	0.31%	$ 9,951	59%

--	--	$ 9.65	(5.85)%	4.04%(e)	(0.50)%(e)	0.00%(e)(k)	$ 5	73%
--	(0.13)	$ 8.89	(6.42)%	2.44%	0.04%	0.10%	$ 57	61%
--	(0.05)	$ 7.46	(15.56)%	2.47%	0.06%	0.10%	$ 55	42%
--	(0.08)	$ 9.60	29.80%	2.47%	0.03%	0.02%	$ 223	53%
--	(0.05)	$ 10.67	11.68%	2.31%	0.33%	0.10%	$ 386	59%

--	(0.13)	$ 9.70	18.42%	1.68%(e)	0.70%(e)	0.06%(e)	$ 99,527	53%
--	(0.11)	$ 10.81	12.57%	1.50%	1.11%	0.16%	$ 124,915	59%

NOTES TO FINANCIAL STATEMENTS

MTB Group of Funds
April 30, 2005

1. ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios, 24 of which are presented herein (individually referred to as the “Fund” or collectively as the “Funds”). The remaining 12 funds (5 of which are only made available to variable annuity contracts) are presented in separate reports.

As set forth below, certain of the Funds (each, a “Successor MTB Fund”) are successors to a corresponding portfolio of the ARK Funds pursuant to a reorganization which took place on August 15, 2003 or August 22, 2003. Prior to the date of the reorganization, each successor MTB Fund had no investment operations. Accordingly, the information in these financial statements is historical information for the corresponding ARK Fund.

MTB Fund	Investment Objectives	Former Portfolio (sometimes referred to as “Accounting Survivor”)

MTB Short Duration Government Bond Fund (“Short Duration Government Bond Fund”)(d)	To seek current income with the preservation of capital as a secondary objective.	N/A
MTB Short-Term Corporate Bond Fund (“Short-Term Corporate Bond Fund”)(d)	Current income.	ARK Short-Term Bond Portfolio
MTB U.S. Government Bond Fund (“U.S. Government Bond Fund”)(d)	To provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.	N/A
MTB New York Municipal Bond Fund (“New York Municipal Bond Fund”)(n)

To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with the preservation of capital.

N/A
MTB Pennsylvania Municipal Bond Fund (“Pennsylvania Municipal Bond Fund”)(n)	Current income exempt from federal regular income tax and Pennsylvania personal income taxes.	ARK Pennsylvania Tax-Free Portfolio
MTB Maryland Municipal Bond Fund (“Maryland Municipal Bond Fund”)(n)	Current income exempt from federal regular income tax and Maryland state and local income taxes.	ARK Maryland Tax-Free Portfolio
MTB Intermediate-Term Bond Fund (“Intermediate-Term Bond Fund”)(d)	Current income.	ARK Intermediate Fixed Income Portfolio
MTB Income Fund (“Income Fund”)(d)	Primarily current income and secondarily capital growth.	ARK Income Portfolio
MTB Managed Allocation Fund – Conservative Growth (“Conservative Growth Fund”)(d)*	To seek capital appreciation and income.	N/A
MTB Managed Allocation Fund – Moderate Growth (“Moderate Growth Fund”)(d)*	To seek capital appreciation and secondarily income.	N/A
MTB Managed Allocation Fund – Aggressive Growth (“Aggressive Growth Fund”)(d)*	To seek capital appreciation.	N/A
MTB Balanced Fund (“Balanced Fund”)(d)	To provide total return.	ARK Balanced Portfolio
MTB Social Balanced Fund (“Social Balanced Fund”)(d)	To provide total return.	ARK Social Issues Intermediate Fixed Income Portfolio
MTB Equity Income Fund (“Equity Income Fund”)(d)	Current income and growth of capital.	ARK Equity Income Portfolio
MTB Large Cap Value Fund (“Large Cap Value Fund”)(d)	To provide income. Capital appreciation is a secondary, non-fundamental investment consideration.	N/A
MTB Equity Index Fund (“Equity Index Fund”)(d)	Investment results that correspond to the performance of the Standard & Poor’s 500 Index.	ARK Equity Index Portfolio
MTB Large Cap Stock Fund (“Large Cap Stock Fund”)(d)	Growth of principal.	ARK Value Equity Portfolio
MTB Large Cap Growth Fund (“Large Cap Growth Fund”)(d)	To provide capital appreciation.	N/A
MTB Multi Cap Growth Fund (“Multi Cap Growth Fund”)(d)	Long-term capital appreciation.	ARK Capital Growth Portfolio
MTB Mid Cap Stock Fund (“Mid Cap Stock Fund”)(d)	To provide total return.	N/A
MTB Mid Cap Growth Fund (“Mid Cap Growth Fund”)(d)	Long-term capital appreciation.	ARK Mid Cap Equity Portfolio
MTB Small Cap Stock Fund (“Small Cap Stock Fund”)(d)	To seek growth of capital.	N/A
MTB Small Cap Growth Fund (“Small Cap Growth Fund”)(d)	Long-term capital appreciation.	ARK Small Cap Equity Portfolio
MTB International Equity Fund (“International Equity Fund”)(d)	To seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.	N/A

(d) Diversified

(n) Non-diversified

*The Fund invests solely in the shares of other funds within the MTB Group of Funds

International Equity Fund is the successor to Governor International Equity Fund; Small Cap Stock Fund is the successor to Governor Aggressive Growth Fund; Aggressive Growth Fund is the successor to Governor Lifestyle Growth Fund; Moderate Growth Fund is the successor to Governor Lifestyle Moderate Growth Fund; and Conservative Growth Fund is the successor to Governor Lifestyle Conservative Growth Fund pursuant to a reorganization that took place on January 8, 2001. Prior to that date, each MTB fund had no investment operations. Accordingly, the information in these financial statements for periods prior to January 8, 2001 is historical information for the corresponding Governor Fund.

The Trust offers 7 classes of shares: Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares.

Effective August 18, 2003, Class A Shares and Class B Shares were added to Short Duration Government Bond Fund.

Effective August 25, 2003, Class A Shares and Class B Shares were added to Short-Term Corporate Bond Fund.

Effective August 18, 2003, Class B Shares were added to U.S. Government Bond Fund and New York Municipal Bond Fund.

Effective August 18, 2003, Institutional I Shares were added to U.S. Government Bond Fund, New York Municipal Bond Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Stock Fund, Small Cap Stock Fund and International Equity Fund.

Effective August 25, 2003, Class B Shares were added to Equity Income Fund and Equity Index Fund.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

On August 15, 2003, Short Duration Government Bond Fund received a tax-free transfer of assets from ARK Short-Term Treasury Portfolio, as follows:

	Shares of Short-Duration Government Bond Fund Issued	ARK Short-Term Treasury Portfolio Net Assets Received	ARK Short-Term Treasury Portfolio Unrealized Appreciation[1]	Net Assets of Short-Duration Government Bond Fund Prior to Combination	Net Assets of ARK Short-Term Treasury Portfolio Immediately Prior to Combination	Net Assets of Short Duration Government Bond Fund Immediately After Combination

Class A	1,111,828	$10,802,906	$73,078	$109,674,976	$10,802,906	$120,477,882
Institutional I	5,138,992	49,928,504	481,137	--	49,928,504	49,928,504

Total	6,250,820	$60,731,410	$554,215	$109,674,976	$60,731,410	$170,406,386

1 Unrealized Appreciation is included in the ARK Short-Term Treasury Portfolio Net Assets Received amount shown above.

On August 15, 2003, U.S. Government Bond Fund received a tax-free transfer of assets from ARK U.S. Government Bond Portfolio, as follows:

	Shares of U.S. Government Bond Fund Issued	ARK U.S. Government Bond Portfolio Net Assets Received	ARK U.S. Government Bond Portfolio Unrealized Appreciation[2]	Net Assets of U.S. Government Bond Fund Prior to Combination	Net Assets of ARK U.S. Government Bond Portfolio Immediately Prior to Combination	Net Assets of U.S. Government Bond Fund Immediately After Combination

Class A	547,254	$ 5,232,477	$ 34,186	$149,017,166	$5,232,477	$154,249,643
Institutional I	9,325,690	89,162,013	1,544,618	--	89,162,013	89,162,013

Total	9,872,944	$94,394,490	$1,578,804	$149,017,166	$94,394,490	$243,411,656

2 Unrealized Appreciation is included in the ARK U.S. Government Bond Portfolio Net Assets Received amount shown above.

On August 15, 2003, Pennsylvania Municipal Bond Fund received a tax-free transfer of assets from VISION Pennsylvania Municipal Income Fund, as follows:

	Shares of Pennsylvania Municipal Bond Fund Issued	VISION Pennsylvania Municipal Income Fund Net Assets Received	VISION Pennsylvania Municipal Income Fund Unrealized Appreciation[3]	Net Assets of VISION Pennsylvania Municipal Income Fund Prior to Combination	Net Assets of VISION Pennsylvania Municipal Income Fund Immediately Prior to Combination	Net Assets of Pennsylvania Municipal Income Fund Immediately After Combination

Class A	8,377,693	$85,690,214	$4,056,564	$2,730,235	$85,690,214	$88,420,449
Class B	--	--	--	453,243	--	453,243
Institutional I	--	--	--	152,329,021	--	152,329,021

Total	8,377,693	$85,690,214	$4,056,564	$155,512,499	$85,690,214	$241,202,713

3 Unrealized Appreciation is included in the VISION Pennsylvania Municipal Income Fund Net Assets Received amount shown above.

On August 15, 2003, Intermediate-Term Bond Fund received a tax-free transfer of assets from VISION Intermediate-Term Bond Fund, as follows:

	Shares of Intermediate-Term Bond Fund Issued	VISION Intermediate-Term Bond Fund Net Assets Received	VISION Intermediate-Term Bond Fund Unrealized Appreciation[4]	Net Assets of Intermediate-Term Bond Fund Prior to Combination	Net Assets of VISION Intermediate-Term Bond Fund Immediately Prior to Combination	Net Assets of Intermediate-Term Bond Fund Immediately After Combination

Class A	12,872,342	$132,243,372	$72,439	$ --	$132,243,372	$132,243,372
Institutional I	--	--	--	124,051,342	--	124,051,342

Total	12,872,342	$132,243,372	$72,439	$124,051,342	$132,243,372	$256,294,714

4 Unrealized Appreciation is included in the VISION Intermediate-Term Bond Fund Net Assets Received amount shown above.

On August 15, 2003, Social Balanced Fund received a tax-free transfer of assets from ARK Social Issues Small Cap Equity Portfolio, ARK Social Issues Blue Chip Equity Portfolio and ARK Social Issues Capital Growth Portfolio, as follows:

	Institutional I Shares of Social Balanced Fund Issued	ARK Funds’ Net Assets Received	Unrealized Appreciation[5]	Net Assets of Social Balanced Fund Prior to Combination	Net Assets of ARK Funds Immediately Prior to Combination	Net Assets of Social Balanced Fund After Combination

ARK Social Issues Small Cap Equity Portfolio	75,913	$ 777,071	$91,150	$ --	$ 777,071	$ --
ARK Social Issues Blue Chip Equity Portfolio	77,524	793,521	17,834	--	793,521	--
ARK Social Issues Capital Growth Portfolio	17,452	178,629	18,678	--	178,629	--

Total	170,889	$1,749,221	$127,662	$2,455,667	$1,749,221	$4,204,888

5 Unrealized Appreciation is included in the ARK Social Issues Small Cap Equity Portfolio, ARK Social Issues Blue Chip Equity Portfolio and ARK Social Issues Capital Growth Portfolio Net Assets Received amounts shown above.

On August 15, 2003, Large Cap Stock Fund received a tax-free transfer of assets from ARK Blue Chip Equity Portfolio and VISION Large Cap Core Fund, as follows:

	Shares of Large Cap Stock Fund Issued	ARK Blue Chip Equity Portfolio Net Assets Received	VISION Large Cap Core Fund Net Assets Received	ARK Blue Chip Equity Portfolio Unrealized Appreciation (Depreciation)[6]	VISION Large Cap Core Fund Unrealized Appreciation (Depreciation)[6]

Class A	15,676,758	$38,368,359	$89,657,991	$6,061,652	$10,849,323
Class B	1,295,692	9,698,998	531,717	(2,647,389)	(42,387)
Institutional I	18,885,722	153,618,560	--	(4,868,533)	--

Total	35,858,172	$201,685,917	$90,189,708	$ (1,454,270)	$10,806,936

	Net Assets of Large Cap Stock Fund Prior to Combination	Net Assets of ARK Blue Chip Equity Portfolio Immediately Prior to Combination	Net Assets of VISION Large Cap Core Fund Immediately Prior to Combination	Net Assets of Large Cap Stock Fund Immediately After Combination

Class A	$4,492,880	$38,368,359	$89,657,991	$132,519,230
Class B	976,159	9,698,998	531,717	11,206,874
Institutional I	178,825,030	153,618,560	--	332,443,590

Total	$184,294,069	$201,685,917	$90,189,708	$476,169,694

6 Unrealized Appreciation (Depreciation) is included in the ARK Blue Chip Equity Portfolio and VISION Large Cap Core Fund Net Assets Received amounts shown above.

On August 15, 2003, International Equity Fund received a tax-free transfer of assets from ARK Emerging Markets Equity Portfolio and ARK International Equity Portfolio, as follows:

	Shares of International Equity Fund Issued	ARK Emerging Markets Portfolio Net Assets Received	ARK International Equity Portfolio Net Assets Received	ARK Emerging Markets Portfolio Unrealized Appreciation[7]	ARK International Equity Portfolio Unrealized Appreciation[7]

Class A	1,312,293	$5,474,675	$5,417,043	$961,062	$1,103,478
Institutional I	1,720,935	--	14,282,972	--	432,282

Total	3,033,228	$5,474,675	$19,700,015	$961,062	$1,535,760

	Net Assets of International Equity Fund Prior to Combination	Net Assets of ARK Emerging Markets Portfolio Immediately Prior to Combination	Net Assets of ARK International Equity Portfolio Immediately Prior to Combination	Net Assets of International Equity Fund Immediately After Combination

Class A	$72,689,604	$5,474,675	$5,417,043	$83,581,322
Class B	113,087	--	--	113,087
Institutional I	--	--	14,282,972	14,282,972

Total	$72,802,691	$5,474,675	$19,700,015	$97,977,381

7 Unrealized Appreciation is included in the ARK Emerging Markets Equity Portfolio and ARK International Equity Portfolio Net Assets Received amounts show above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuations – Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements – It is each Fund’s policy to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Gain and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. All Funds except Social Balanced Fund offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Funds may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Funds agree to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Funds record TBA securities on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Funds.

Written Options Contracts – Multi Cap Growth Fund and Mid Cap Growth Fund may write option contracts. A written option obligates the Funds to deliver a call, or to receive a put, at the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended April 30, 2005, the Multi Cap Growth Fund and Mid Cap Growth Fund had realized gain (loss) on written options of $13,347 and $(128,005), respectively.

The following is a summary of Multi Cap Growth Fund’s written option activity:

Contracts	Number of Contracts	Premium

Outstanding at 4/30/2004	--	$ --
Options written	710	93,573
Options bought to close	(710)	(93,573)
Outstanding at 4/30/2005	--	$ --

The following is a summary of Mid Cap Growth Fund’s written option activity:

Contracts	Number of Contracts	Premium

Outstanding at 4/30/2004	--	$ --
Options written	1,150	373,624
Options bought to close	(1,150)	(373,624)
Outstanding at 4/30/2005	--	$ --

Foreign Exchange Contracts – The International Equity Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2005, the International Equity Fund had outstanding foreign currency exchange contracts as set forth below:

Settlement Date	Contracts to Deliver/Receive	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)

Contracts Purchased:
10/17/2005	5,600,000 Danish Krone	$ 977,398	$ 977,266	$ (132)
10/17/2005	2,150,000 Euro Dollar	2,795,269	2,793,787	(1,482)
5/3/2005	85,000 Pound Sterling	162,274	162,491	217
10/17/2005	470,000 Pound Sterling	883,233	892,506	9,273
10/17/2005	660,000,000 Japanese Yen	6,200,968	6,408,941	207,973
10/17/2005	8,700,000 Swedish Krona	1,236,938	1,230,853	(6,085)
10/17/2005	5,500,000 Singapore Dollar	3,344,075	3,385,431	41,356
5/4/2005	225,000 Pound Sterling	429,975	429,120	(855)

Contracts Sold:
10/17/2005	2,100,000 Australian Dollar	$ 1,597,596	$ 1,627,490	$ (29,894)
10/17/2005	6,750,000 Swiss Franc	5,703,422	5,742,062	(38,640)
10/17/2005	700,000 Euro Dollar	910,770	909,605	1,165
10/17/2005	5,250,000 Pound Sterling	9,788,310	9,969,489	(181,179)
10/17/2005	75,000,000 Japanese Yen	707,801	728,289	(20,488)
5/3/2005	175,000 Australian Dollar	136,990	136,657	333
5/2/2005	125,000 Swiss Franc	104,866	104,572	294
5/3/2005	360,000 Swiss Franc	302,470	301,167	1,303

Net Unrealized Depreciation on Foreign Exchange Contracts :$(16,841)

Foreign Currency Translation – The accounting records of the International Equity Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Restricted Securities – Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Securities Lending – The Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliate money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Funds, according to agreed-upon rates.

As of April 30, 2005, the Funds had securities on loan as follows:

Fund Name	Market Value of Securities Loaned	Market Value of Collateral

Short Duration Government Bond Fund	$21,761,934	$22,285,844
Short-Term Corporate Bond Fund	$5,339,392	$5,494,913
U.S. Government Bond Fund	$24,765,578	$26,380,500
Intermediate-Term Bond Fund	$56,115,510	$58,055,500
Income Fund	$20,800,560	$21,720,988
Balanced Fund	$3,424,927	$3,523,900

Dollar Roll Transactions – The U.S. Government Bond Fund, Intermediate-Term Bond, Income Fund, Balanced Fund and Social Balanced Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Funds sell mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are treated as short-term financing arrangements which will not exceed twelve months. The Funds will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Funds’ current yield and total return.

Information regarding dollar roll transactions for U.S. Government Bond Fund for the year ended April 30, 2005 was as follows:

Maximum amount outstanding during the period	$22,547,263
Average amount outstanding during the period[1]	$10,021,871
Average shares outstanding during the period	19,690,132
Average debt per share outstanding during the period	$0.51

Information regarding dollar roll transactions for Intermediate-Term Bond Fund for the year ended April 30, 2005 was as follows:

Maximum amount outstanding during the period	$46,247,514
Average amount outstanding during the period[1]	$25,684,859
Average shares outstanding during the period	25,469,625
Average debt per share outstanding during the period	$1.01

Information regarding dollar roll transactions for Income Fund for the year ended April 30, 2005 was as follows:

Maximum amount outstanding during the period	$35,636,586
Average amount outstanding during the period[1]	$26,309,264
Average shares outstanding during the period	17,334,769
Average debt per share outstanding during the period	$1.52

Information regarding dollar roll transactions for Balanced Fund for the year ended April 30, 2005 was as follows:

Maximum amount outstanding during the period	$7,174,289
Average amount outstanding during the period[1]	$2,850,067
Average shares outstanding during the period	11,848,586
Average debt per share outstanding during the period	$0.24

Information regarding dollar roll transactions for Social Balanced Fund for the year ended April 30, 2005 was as follows:

Maximum amount outstanding during the period	$205,367
Average amount outstanding during the period[1]	$78,136
Average shares outstanding during the period	300,346
Average debt per share outstanding during the period	$0.26

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the year ended April 30, 2005.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other – Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Short Duration Government Bond Fund

	Year Ended 4/30/2005		Period Ended 4/30/2004(a)

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	92,617	$892,246	177,624	$1,728,199

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Short-Term Treasury Portfolio	--	--	1,111,828	10,802,906

Shares issued to shareholders in payment of distributions declared	16,328	157,122	13,997	136,208

Shares redeemed	(402,328)	(3,867,206)	(418,885)	(4,083,084)

Net change resulting from Class A Share transactions	(293,383)	$(2,817,838)	884,564	$8,584,229

	Year Ended 4/30/2005		Period Ended 4/30/2004(a)

	Shares	Amount	Shares	Amount

Class B Shares

Shares sold	2,134	$20,550	13,084	$127,433

Shares issued to shareholders in payment of distributions declared	119	1,142	15	142

Shares redeemed	(1,987)	(19,082)	(434)	(4,210)

Net change resulting from Class B Share transactions	266	$2,610	12,665	$123,365

	Short Duration Government Bond Fund (continued)

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Institutional I Shares

Shares sold	5,646,302	$54,353,594	11,390,394	$111,079,923

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Short-Term Treasury Portfolio	--	--	5,138,992	49,928,504

Shares issued to shareholders in payment of distributions declared	223,644	2,151,843	132,594	1,294,553

Shares redeemed	(6,645,281)	(63,968,037)	(7,903,108)	(77,183,985)

Net change resulting from Institutional I Share transactions	(775,335)	$(7,462,600)	8,758,872	$85,118,995

Net change resulting from share transactions	(1,068,452)	$(10,277,828)	9,656,101	$93,826,589

	Short-Term Corporate Bond Fund

	Year Ended 4/30/2005		Period Ended 4/30/2004(b)

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	24,753	$243,775	14,730	$146,748

Shares issued to shareholders in payment of distributions declared	415	4,080	75	748

Shares redeemed	(7,357)	(72,286)	(981)	(9,775)

Net change resulting from Class A Share transactions	17,811	$175,569	13,824	$137,721

	Year Ended 4/30/2005		Period Ended 4/30/2004(b)

	Shares	Amount	Shares	Amount

Class B Shares

Shares sold	1,379	$13,509	2,660	$26,442

Shares issued to shareholders in payment of distributions declared	35	339	6	58

Shares redeemed	(5)	(50)	--	--

Net change resulting from Class B Share transactions	1,409	$13,798	2,666	$26,500

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Institutional I Shares

Shares sold	2,344,979	$23,059,289	4,327,413	$43,025,437

Shares issued to shareholders in payment of distributions declared	76,097	748,351	72,438	720,310

Shares redeemed	(2,984,772)	(29,348,096)	(2,059,941)	(20,502,307)

Net change resulting from Institutional I Share transactions	(563,696)	$(5,540,456)	2,339,910	$23,243,440

Net change resulting from share transactions	(544,476)	$(5,351,089)	2,356,400	$23,407,661

	U.S. Government Bond Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	1,583,296	$15,005,864	6,324,740	$61,454,708

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Government Bond Portfolio	--	--	547,254	5,232,477

Shares issued to shareholders in payment of distributions declared	216,334	2,054,085	309,425	3,003,613

Shares redeemed	(2,741,560)	(26,026,990)	(16,097,644)	(155,132,431)

Net change resulting from Class A Share transactions	(941,930)	$(8,967,041)	(8,916,225)	$(85,441,633)

	Year Ended 4/30/2005		Period Ended 4/30/2004(a)

	Shares	Amount	Shares	Amount

Class B Shares

Shares sold	17,826	$169,668	11,366	$109,909

Shares issued to shareholders in payment of distributions declared	373	3,539	19	184

Shares redeemed	(480)	(4,540)	(36)	(348)

Net change resulting from Class B Share transactions	17,719	$168,667	11,349	$109,745

	Year Ended 4/30/2005		Period Ended 4/30/2004(a)

	Shares	Amount	Shares	Amount

Institutional I Shares

Shares sold	3,615,655	$34,395,028	11,602,496	$111,479,800

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Government Cash Management Portfolio	--	--	9,325,690	89,162,013

Shares issued to shareholders in payment of distributions declared	200,578	1,904,189	133,588	1,290,827

Shares redeemed	(5,918,505)	(56,118,041)	(5,317,895)	(51,410,014)

Net change resulting from Institutional I Share transactions	(2,102,272)	$(19,818,824)	15,743,879	$150,522,626

Net change resulting from share transactions	(3,026,483)	$(28,617,198)	6,839,003	$65,190,738

	New York Municipal Bond Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	622,069	$6,573,294	1,973,767	$21,136,997

Shares issued to shareholders in payment of distributions declared	172,840	1,829,704	209,450	2,240,517

Shares redeemed	(1,277,875)	(13,492,619)	(4,763,079)	(50,697,260)

Net change resulting from Class A Share transactions	(482,966)	$(5,089,621)	(2,579,862)	$(27,319,746)

	New York Municipal Bond Fund (continued)

	Year Ended 4/30/2005		Period Ended 4/30/2004(a)

	Shares	Amount	Shares	Amount

Class B Shares

Shares sold	38,240	$405,597	33,953	$365,597

Shares issued to shareholders in payment of distributions declared	1,059	11,220	207	2,211

Shares redeemed	(634)	(6,749)	--	--

Net change resulting from Class B Share transactions	38,665	$410,068	34,160	$367,808

	Year Ended 4/30/2005		Period Ended 4/30/2004(a)

	Shares	Amount	Shares	Amount

Institutional I Shares

Shares sold	380,217	$4,036,307	2,887,627	$30,663,036

Shares issued to shareholders in payment of distributions declared	6,580	69,628	15,638	167,173

Shares redeemed	(459,704)	(4,859,015)	(294,758)	(3,177,031)

Net change resulting from Institutional I Share transactions	(72,907)	$(753,080)	2,608,507	$27,653,178

Net change resulting from share transactions	(517,208)	$(5,432,633)	62,805	$701,240

	Pennsylvania Municipal Bond Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	82,251	$843,402	274,772	$2,845,605

Proceeds from shares issued in connection with the tax-free transfer of assets from VISION Pennsylvania Municipal Income Fund	--	--	8,377,693	85,690,214

Shares issued to shareholders in payment of distributions declared	24,289	249,719	22,442	234,383

Shares redeemed	(469,849)	(4,837,261)	(7,777,675)	(80,538,740)

Net change resulting from Class A Share transactions	(363,309)	$(3,744,140)	897,232	$8,231,462

Class B Shares

Shares sold	18,942	$194,787	36,082	$376,617

Shares issued to shareholders in payment of distributions declared	985	10,139	460	4,797

Shares redeemed	(1,416)	(14,703)	(8,327)	(87,068)

Net change resulting from Class B Share transactions	18,511	$190,223	28,215	$294,346

Institutional I Shares

Shares sold	1,006,111	$10,366,120	8,141,241	$84,379,813

Shares issued to shareholders in payment of distributions declared	27,434	282,166	25,300	264,313

Shares redeemed	(4,056,669)	(41,564,721)	(4,627,148)	(48,623,713)

Net change resulting from Institutional I Share transactions	(3,023,124)	$(30,916,435)	3,539,393	$36,020,413

Net change resulting from share transactions	(3,367,922)	$(34,470,352)	4,464,840	$44,546,221

	Maryland Municipal Bond Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	199,592	$2,063,578	120,865	$1,265,710

Shares issued to shareholders in payment of distributions declared	55,310	569,890	55,710	579,538

Shares redeemed	(404,342)	(4,145,472)	(545,923)	(5,658,599)

Net change resulting from Class A Share transactions	(149,440)	$(1,512,004)	(369,348)	$(3,813,351)

Class B Shares

Shares sold	15,975	$165,271	54,308	$567,411

Shares issued to shareholders in payment of distributions declared	4,075	42,073	3,536	36,833

Shares redeemed	(48,669)	(500,496)	(16,093)	(166,256)

Net change resulting from Class B Share transactions	(28,619)	$(293,152)	41,751	$437,988

Institutional I Shares

Shares sold	649,603	$6,729,749	1,502,471	$15,615,752

Shares issued to shareholders in payment of distributions declared	76,987	794,061	43,219	449,926

Shares redeemed	(847,043)	(8,740,363)	(1,496,649)	(15,546,954)

Net change resulting from Institutional I Share transactions	(120,453)	$(1,216,553)	49,041	$518,724

Net change resulting from share transactions	(298,512)	$(3,021,709)	(278,556)	$(2,856,639)

	Intermediate-Term Bond Fund

	Year Ended 4/30/2005		Period Ended 4/30/2004(a)

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	171,548	$1,724,364	669,663	$6,901,659

Proceeds from shares issued in connection with the tax-free transfer of assets from VISION Intermediate-Term Bond Fund	--	--	12,872,342	132,243,372

Shares issued to shareholders in payment of distributions declared	28,383	285,497	53,022	547,001

Shares redeemed	(968,943)	(9,772,404)	(12,585,599)	(129,902,820)

Net change resulting from Class A Share transactions	(769,012)	$(7,762,543)	1,009,428	$9,789,212

	Year Ended 4/30/2005		Period Ended 4/30/2004(a)

	Shares	Amount	Shares	Amount

Class B Shares

Shares sold	7,957	$80,408	8,930	$92,057

Shares issued to shareholders in payment of distributions declared	218	2,189	124	1,267

Shares redeemed	(4,939)	(49,732)	--	--

Net change resulting from Class B Share transactions	3,236	$32,865	9,054	$93,324

	Intermediate-Term Bond Fund (continued)

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Institutional I Shares

Shares sold	6,168,388	$61,986,925	18,247,889	$187,519,404

Shares issued to shareholders in payment of distributions declared	248,194	2,492,504	367,883	3,782,552

Shares redeemed	(7,124,423)	(71,470,433)	(5,532,190)	(57,075,145)

Net change resulting from Institutional I Share transactions	(707,841)	$(6,991,004)	13,083,582	$134,226,811

Net change resulting from share transactions	(1,473,617)	$(14,720,682)	14,102,064	$144,109,347

	Income Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	27,796	$282,661	494,810	$5,244,483

Shares issued to shareholders in payment of distributions declared	37,995	384,975	57,360	594,136

Shares redeemed	(217,034)	(2,195,567)	(684,455)	(7,217,921)

Net change resulting from Class A Share transactions	(151,243)	$(1,527,931)	(132,285)	$(1,379,302)

Class B Shares

Shares sold	5,442	$54,505	51,765	$536,750

Shares issued to shareholders in payment of distributions declared	7,918	79,201	10,919	111,615

Shares redeemed	(31,876)	(319,486)	(44,530)	(456,495)

Net change resulting from Class B Share transactions	(18,516)	$(185,780)	18,154	$191,870

Institutional I Shares

Shares sold	892,637	$8,957,575	1,670,905	$17,302,293

Shares issued to shareholders in payment of distributions declared	399,742	3,999,268	886,877	9,062,529

Shares redeemed	(6,218,266)	(62,143,525)	(7,744,045)	(80,485,960)

Net change resulting from Institutional I Share transactions	(4,925,887)	$(49,186,682)	(5,186,263)	$(54,121,138)

Net change resulting from share transactions	(5,095,646)	$(50,900,393)	(5,300,394)	$(55,308,570)

	Conservative Growth Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	146,637	$1,442,788	251,417	$2,477,378

Shares issued to shareholders in payment of distributions declared	11,380	112,367	12,391	121,042

Shares redeemed	(102,907)	(1,013,531)	(126,778)	(1,241,166)

Net change resulting from Class A Share transactions	55,110	$541,624	137,030	$1,357,254

Class B Shares

Shares sold	74,215	$729,276	181,751	$1,784,668

Shares issued to shareholders in payment of distributions declared	4,747	46,812	5,846	56,857

Shares redeemed	(59,242)	(580,736)	(28,608)	(282,209)

Net change resulting from Class B Share transactions	19,720	$195,352	158,989	$1,559,316

Net change resulting from share transactions	74,830	$736,976	296,019	$2,916,570

	Moderate Growth Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	869,368	$8,617,335	1,428,284	$13,814,132

Shares issued to shareholders in payment of distributions declared	23,006	234,435	31,978	303,357

Shares redeemed	(471,367)	(4,712,107)	(209,628)	(2,023,070)

Net change resulting from Class A Share transactions	421,007	$4,139,663	1,250,634	$12,094,419

Class B Shares

Shares sold	536,029	$5,279,763	1,064,995	$10,274,174

Shares issued to shareholders in payment of distributions declared	6,800	68,958	13,117	123,793

Shares redeemed	(175,217)	(1,742,407)	(79,087)	(767,859)

Net change resulting from Class B Share transactions	367,612	$3,606,314	999,025	$9,630,108

Net change resulting from share transactions	788,619	$7,745,977	2,249,659	$21,724,527

	Aggressive Growth Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	385,680	$3,727,974	670,285	$6,223,448

Shares issued to shareholders in payment of distributions declared	7,563	75,938	19,853	177,483

Shares redeemed	(187,938)	(1,834,571)	(90,168)	(830,328)

Net change resulting from Class A Share transactions	205,305	$1,969,341	599,970	$5,570,603

Class B Shares

Shares sold	220,280	$2,106,909	430,876	$3,942,506

Shares issued to shareholders in payment of distributions declared	1,509	14,843	9,178	81,043

Shares redeemed	(40,188)	(383,156)	(21,851)	(197,741)

Net change resulting from Class B Share transactions	181,601	$1,738,596	418,203	$3,825,808

Net change resulting from share transactions	386,906	$3,707,937	1,018,173	$9,396,411

	Balanced Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	116,095	$1,506,820	203,320	$2,646,929

Shares issued to shareholders in payment of distributions declared	32,260	422,841	21,610	279,287

Shares redeemed	(532,607)	(6,919,201)	(504,330)	(6,560,214)

Net change resulting from Class A Share transactions	(384,252)	$(4,989,540)	(279,400)	$(3,633,998)

Class B Shares

Shares sold	52,683	$680,511	102,347	$1,344,850

Shares issued to shareholders in payment of distributions declared	7,666	100,989	1,316	17,016

Shares redeemed	(123,860)	(1,608,462)	(91,767)	(1,190,079)

Net change resulting from Class B Share transactions	(63,511)	$(826,962)	11,896	$171,787

Institutional I Shares

Shares sold	165,927	$2,154,967	332,291	$4,288,324

Shares issued to shareholders in payment of distributions declared	131,730	1,730,810	101,800	1,312,701

Shares redeemed	(2,837,750)	(36,995,342)	(1,888,430)	(24,749,038)

Net change resulting from Institutional I Share transactions	(2,540,093)	$(33,109,565)	(1,454,339)	$(19,148,013)

Net change resulting from share transactions	(2,987,856)	$(38,926,067)	(1,721,843)	$(22,610,224)

	Social Balanced Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Institutional I Shares

Shares sold	14,841	$154,853	3,202	$33,661

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Social Issues Small Cap Equity Portfolio	--	--	75,913	777,071

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Social Issues Blue Chip Equity Portfolio	--	--	77,524	793,521

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Social Issues Capital Growth Portfolio	--	--	17,452	178,629

Shares issued to shareholders in payment of distributions declared	2,064	21,348	10,953	114,202

Shares redeemed	(79,444)	(821,193)	(154,641)	(1,606,227)

Net change resulting from share transactions	(62,539)	$(644,992)	30,403	$290,857

	Equity Income Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	67,317	$664,609	97,376	$889,961

Shares issued to shareholders in payment of distributions declared	26,940	267,176	6,422	59,650

Shares redeemed	(134,278)	(1,322,767)	(100,261)	(930,434)

Net change resulting from Class A Share transactions	(40,021)	$(390,982)	3,537	$19,177

	Year Ended 4/30/2005		Period Ended 4/30/2004(b)

	Shares	Amount	Shares	Amount

Class B Shares

Shares sold	6,265	$61,701	14,898	$142,285

Shares issued to shareholders in payment of distributions declared	831	8,225	25	247

Shares redeemed	(658)	(6,560)	(60)	(577)

Net change resulting from Class B Share transactions	6,438	$63,366	14,863	$141,955

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Institutional I Shares

Shares sold	1,613,092	$16,155,850	1,001,545	$9,246,229

Shares issued to shareholders in payment of distributions declared	242,964	2,404,438	8,048	74,112

Shares redeemed	(1,830,395)	(18,069,124)	(1,006,606)	(9,427,173)

Net change resulting from Institutional I Share transactions	25,661	$491,164	2,987	$(106,832)

Net change resulting from share transactions	(7,922)	$163,548	21,387	$54,300

	Large Cap Value Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	1,075,117	$11,450,096	3,512,092	$34,856,878

Shares issued to shareholders in payment of distributions declared	25,515	276,326	31,232	307,125

Shares redeemed	(3,155,021)	(34,047,103)	(4,878,185)	(47,078,805)

Net change resulting from Class A Share transactions	(2,054,389)	$(22,320,681)	(1,334,861)	$(11,914,802)

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class B Shares

Shares sold	12,509	$134,302	15,818	$158,584

Shares issued to shareholders in payment of distributions declared	--	--	--	--

Shares redeemed	(3,331)	(35,975)	(3,416)	(32,791)

Net change resulting from Class B Share transactions	9,178	$98,327	12,402	$125,793

	Year Ended 4/30/2005		Period Ended 4/30/2004(a)

	Shares	Amount	Shares	Amount

Institutional I Shares

Shares sold	3,939,182	$43,968,319	4,838,956	$47,567,880

Shares issued to shareholders in payment of distributions declared	17,351	190,823	5,507	57,147

Shares redeemed	(1,203,515)	(13,066,919)	(684,615)	(7,180,238)

Net change resulting from Institutional I Share transactions	2,753,018	$31,092,223	4,159,848	$40,444,789

Net change resulting from share transactions	707,807	$8,869,869	2,837,389	$28,655,780

	Equity Index Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	84,233	$817,791	285,305	$2,599,956

Shares issued to shareholders in payment of distributions declared	9,937	95,809	7,483	66,361

Shares redeemed	(244,446)	(2,298,411)	(207,243)	(1,964,013)

Net change resulting from Class A Share transactions	(150,276)	$(1,384,811)	85,545	$702,304

	Year Ended 4/30/2005		Period Ended 4/30/2004(b)

	Shares	Amount	Shares	Amount

Class B Shares

Shares sold	19,074	$183,566	35,337	$327,448

Shares issued to shareholders in payment of distributions declared	405	3,947	47	433

Shares redeemed	(1,207)	(11,788)	(872)	(8,313)

Net change resulting from Class B Share transactions	18,272	$175,725	34,512	$319,568

	Equity Index Fund (continued)

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Institutional I Shares

Shares sold	2,545,459	$24,202,800	4,123,330	$37,434,892

Shares issued to shareholders in payment of distributions declared	106,926	1,035,602	103,548	901,601

Shares redeemed	(2,081,027)	(20,335,373)	(7,389,983)	(69,067,136)

Net change resulting from Institutional I Share transactions	571,358	$4,903,029	(3,163,105)	$(30,730,643)

Net change resulting from share transactions	439,354	$3,693,943	(3,043,048)	$(29,708,771)

	Large Cap Stock Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	637,690	$5,608,812	1,916,270	$16,462,881

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Blue Chip Equity Portfolio	--	--	4,698,595	38,368,359

Proceeds from shares issued in connection with the tax-free transfer of assets from VISION Large Cap Core Fund	--	--	10,978,163	89,657,991

Shares issued to shareholders in payment of distributions declared	786,745	6,594,583	3,872	32,364

Shares redeemed	(3,827,804)	(33,285,854)	(11,054,066)	(94,387,966)

Net change resulting from Class A Share transactions	(2,403,369)	$(21,082,459)	6,542,834	$50,133,629

Class B Shares

Shares sold	38,644	$324,964	183,639	$1,491,057

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Blue Chip Equity Portfolio	--	--	1,228,357	9,698,998

Proceeds from shares issued in connection with the tax-free transfer of assets from VISION Large Cap Core Fund	--	--	67,335	531,717

Shares issued to shareholders in payment of distributions declared	155,750	1,242,887	--	--

Shares redeemed	(207,278)	(1,734,035)	(215,715)	(1,777,813)

Net change resulting from Class B Share transactions	(12,884)	$(166,184)	1,263,616	$9,943,959

Institutional I Shares

Shares sold	7,958,245	$69,355,262	36,835,854	$308,204,270

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Blue Chip Equity Portfolio	--	--	18,885,722	153,618,560

Shares issued to shareholders in payment of distributions declared	3,629,857	30,261,980	48,337	406,433

Shares redeemed	(19,859,117)	(172,620,811)	(33,316,002)	(280,012,454)

Net change resulting from Institutional I Share transactions	(8,271,015)	$(73,003,569)	22,453,911	$182,216,809

Net change resulting from share transactions	(10,687,268)	$(94,252,212)	30,260,361	$242,294,397

	Large Cap Growth Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	437,731	$3,292,392	1,060,898	$7,638,913

Shares redeemed	(1,588,031)	(12,478,286)	(2,028,451)	(14,355,758)

Net change resulting from Class A Share transactions	(1,150,300)	$(9,185,894)	(967,553)	$(6,716,845)

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class B Shares

Shares sold	21,478	$155,390	43,703	$303,830

Shares redeemed	(18,515)	(133,383)	(37,441)	(257,319)

Net change resulting from Class B Share transactions	2,963	$22,007	6,262	$46,511

	Year Ended 4/30/2005		Period Ended 4/30/2004(a)

	Shares	Amount	Shares	Amount

Institutional I Shares

Shares sold	3,371,267	$26,126,265	5,410,127	$40,372,485

Shares issued to shareholders in payment of distributions declared	18,996	147,029	--	--

Shares redeemed	(1,530,836)	(11,511,959)	(780,511)	(5,893,086)

Net change resulting from Institutional I Share transactions	1,859,427	$14,761,335	4,629,616	$34,479,399

Net change resulting from share transactions	712,090	$5,597,448	3,668,325	$27,809,065

	Multi Cap Growth Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	41,425	$584,745	82,383	$1,308,136

Shares redeemed	(357,580)	(5,089,983)	(333,405)	(4,774,152)

Net change resulting from Class A Share transactions	(316,155)	$(4,505,238)	(251,022)	$(3,466,016)

Class B Shares

Shares sold	20,706	$282,242	32,441	$433,494

Shares redeemed	(126,485)	(1,731,487)	(72,336)	(964,951)

Net change resulting from Class B Share transactions	(105,779)	$(1,449,245)	(39,895)	$(531,457)

Institutional I Shares

Shares sold	380,853	$5,439,309	890,156	$12,224,771

Shares redeemed	(2,478,374)	(36,318,471)	(4,111,967)	(59,667,907)

Net change resulting from Institutional I Share transactions	(2,097,521)	$(30,879,162)	(3,221,811)	$(47,443,136)

Net change resulting from share transactions	(2,519,455)	$(36,833,645)	(3,512,728)	$(51,440,609)

	Mid Cap Stock Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	863,123	$13,256,293	1,817,336	$26,379,569

Shares issued to shareholders in payment of distributions declared	160,136	2,589,400	--	--

Shares redeemed	(1,793,703)	(28,351,688)	(5,855,036)	(82,626,300)

Net change resulting from Class A Share transactions	(770,444)	$(12,505,995)	(4,037,700)	$(56,246,731)

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class B Shares

Shares sold	12,385	$185,187	29,914	$413,954

Shares issued to shareholders in payment of distributions declared	6,133	95,052	--	--

Shares redeemed	(9,634)	(144,417)	(16,677)	(242,033)

Net change resulting from Class B Share transactions	8,884	$135,822	13,237	$171,921

	Year Ended 4/30/2005		Period Ended 4/30/2004(a)

	Shares	Amount	Shares	Amount

Institutional I Shares

Shares sold	1,372,459	$22,006,705	5,737,496	$82,107,099

Shares issued to shareholders in payment of distributions declared	151,031	2,443,688	--	--

Shares redeemed	(1,428,117)	(22,571,397)	(1,040,694)	(15,761,911)

Net change resulting from Institutional I Share transactions	95,373	$1,878,996	4,696,802	$66,345,188

Net change resulting from share transactions	(666,187)	$(10,491,177)	672,339	$10,270,378

	Mid Cap Growth Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	82,020	$1,149,642	89,203	$1,170,224

Shares issued to shareholders in payment of distributions declared	6,660	97,568	--	--

Shares redeemed	(131,109)	(1,823,633)	(74,342)	(953,077)

Net change resulting from Class A Share transactions	(42,429)	$(576,423)	14,681	$217,147

	Year Ended 4/30/2005		Period Ended 4/30/2004(a)

	Shares	Amount	Shares	Amount

Class B Shares

Shares sold	13,423	$191,487	9,295	$125,971

Shares issued to shareholders in payment of distributions declared	213	3,103	--	--

Shares redeemed	(610)	(8,784)	--	--

Net change resulting from Class B Share transactions	13,026	$185,806	9,295	$125,971

	Mid Cap Growth Fund (continued)

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Institutional I Shares

Shares sold	695,461	$10,125,246	870,121	$11,085,755

Shares issued to shareholders in payment of distributions declared	76,362	1,126,342	--	--

Shares redeemed	(1,294,066)	(18,654,776)	(1,408,839)	(17,943,137)

Net change resulting from Institutional I Share transactions	(522,243)	$(7,403,188)	(538,718)	$(6,857,382)

Net change resulting from share transactions	(551,646)	$(7,793,805)	(514,742)	$(6,514,264)

	Small Cap Stock Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	269,039	$2,390,043	1,358,596	$11,301,252

Shares issued to shareholders in payment of distributions declared	178,005	1,568,220	81,517	716,535

Shares redeemed	(1,069,723)	(9,643,621)	(15,689,694)	(147,374,753)

Net change resulting from Class A Share transactions	(622,679)	$(5,685,358)	(14,249,581)	$(135,356,966)

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class B Shares

Shares sold	13,490	$114,760	47,591	$421,570

Shares issued to shareholders in payment of distributions declared	17,964	151,792	8,703	74,324

Shares redeemed	(13,946)	(119,824)	(7,120)	(64,398)

Net change resulting from Class B Share transactions	17,508	$146,728	49,174	$431,496

	Year Ended 4/30/2005		Period Ended 4/30/2004(a)

	Shares	Amount	Shares	Amount

Institutional I Shares

Shares sold	6,177,210	$55,164,430	16,889,633	$160,793,811

Shares issued to shareholders in payment of distributions declared	1,734,204	15,243,649	1,257,198	11,038,196

Shares redeemed	(4,265,448)	(38,491,880)	(3,398,299)	(33,282,295)

Net change resulting from Institutional I Share transactions	3,645,966	$31,916,199	14,748,532	$138,549,712

Net change resulting from share transactions	3,040,795	$26,377,569	548,125	$3,624,242

	Small Cap Growth Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	287,065	$4,758,557	1,134,762	$18,644,546

Shares issued to shareholders in payment of distributions declared	369,849	6,017,452	--	--

Shares redeemed	(1,331,883)	(21,621,997)	(1,388,048)	(23,494,851)

Net change resulting from Class A Share transactions	(674,969)	$(10,845,988)	(253,286)	$(4,850,305)

Class B Shares

Shares sold	17,544	$284,539	45,299	$756,797

Shares issued to shareholders in payment of distributions declared	19,419	306,242	--	--

Shares redeemed	(20,384)	(316,907)	(15,223)	(267,661)

Net change resulting from Class B Share transactions	16,579	$273,874	30,076	$489,136

Class C Shares

Shares sold	2,040	$34,220	42,315	$748,556

Shares issued to shareholders in payment of distributions declared	3,527	55,728	--	--

Shares redeemed	(20,689)	(322,060)	(15,270)	(261,600)

Net change resulting from Class C Share transactions	(15,122)	$(232,112)	27,045	$486,956

Institutional I Shares

Shares sold	2,298,152	$38,868,021	5,183,003	$91,638,821

Shares issued to shareholders in payment of distributions declared	486,223	8,037,264	--	--

Shares redeemed	(3,610,828)	(60,735,613)	(3,767,721)	(66,176,428)

Net change resulting from Institutional I Share transactions	(826,453)	$(13,830,328)	1,415,282	$25,462,393

Net change resulting from share transactions	(1,499,965)	$(24,634,554)	1,219,117	$21,588,180

	International Equity Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	167,282	$1,682,719	1,713,287	$14,432,630

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Emerging Markets Equity Portfolio	--	--	659,621	5,474,675

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK International Equity Portfolio	--	--	652,672	5,417,043

Shares issued to shareholders in payment of distributions declared	6,621	72,565	15,521	146,982

Shares redeemed	(1,220,725)	(13,250,498)	(9,340,913)	(83,084,954)

Net change resulting from Class A Share transactions	(1,046,822)	$(11,495,214)	(6,299,812)	$(57,613,624)

	International Equity Fund (continued)

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class B Shares

Shares sold	16,120	$171,132	16,861	$145,584

Shares issued to shareholders in payment of distributions declared	108	1,165	165	1,548

Shares redeemed	(3,315)	(33,410)	(1,151)	(10,361)

Net change resulting from Class B Share transactions	12,913	$138,887	15,875	$136,771

	Year Ended 4/30/2005		Period Ended 4/30/2004(a)

	Shares	Amount	Shares	Amount

Institutional I Shares

Shares sold	3,914,864	$41,904,348	10,242,710	$92,596,955

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK International Equity Portfolio	--	--	1,720,935	14,282,972

Shares issued to shareholders in payment of distributions declared	56,051	609,833	68,729	646,735

Shares redeemed	(2,676,502)	(27,069,495)	(1,768,510)	(17,108,822)

Net change resulting from Institutional I Share transactions	1,294,413	$15,444,686	10,263,864	$90,417,840

Net change resulting from share transactions	260,504	$4,088,359	3,979,927	$32,940,987

(a) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(b) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, net operating losses, and discount accretion/premium amortization on debt securities.

For the year ended April 30, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Paid-In Capital	Increase (Decrease) Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)

U.S. Government Bond Fund	$--	$788,605	$(788,605)
New York Municipal Bond Fund	--	(6,517)	6,517
Pennsylvania Municipal Bond Fund	--	(38,426)	38,426
Maryland Municipal Bond Fund	--	(17,345)	17,345
Intermediate-Term Bond Fund	705,269	2,146,248	(2,851,517)
Income Fund	194,988	1,613	(196,601)
Aggressive Growth Fund	--	36,600	(36,600)
Balanced Fund	--	(69)	69
Social Balanced Fund	(25,919)	(2,626)	28,545
Equity Income Fund	--	(13,291)	13,291
Large Cap Stock Fund	--	(1,107)	1,107
Large Cap Growth Fund	(688)	654	34
Multi Cap Growth Fund	--	(116)	116
Mid Cap Stock Fund	--	111,050	(111,050)
Mid Cap Growth Fund	(616,306)	616,094	212
Small Cap Stock Fund	$--	$168,350	$(168,350)
Small Cap Growth Fund	(940,353)	939,316	1,037
International Equity Fund	484,706	256,021	(740,727)

The tax character of distributions for the years ended April 30, 2005 and 2004 was as follows:

	2005			2004

Fund	Ordinary Income*		Long-Term Capital Gains	Ordinary Income*		Long-Term Capital Gains

Short Duration Government Bond Fund	$4,949,682		$--	$3,845,669		$--
Short-Term Corporate Bond Fund	1,996,299		--	1,617,709		--
U.S. Government Bond Fund	8,479,151		--	8,885,450		32,662
New York Municipal Bond Fund	3,043,444	**	224,432	3,409,299	***	557,643
Pennsylvania Municipal Bond Fund****	6,688,621	**	--	4,054,610	***	--
Maryland Municipal Bond Fund****	4,796,496	**	450,586	2,425,841	***	--
Intermediate-Term Bond Fund****	11,716,863		--	6,372,719		2,740,506
Income Fund****	7,146,955		1,438,810	5,501,261		4,473,352
Conservative Growth Fund	130,338		31,197	89,007		91,476
Moderate Growth Fund	308,075		--	(1,562,034)		314,471
Aggressive Growth Fund	66,864		25,188	--		258,866
Balanced Fund****	2,278,896		--	853,292		--
Social Balanced Fund****	52,272		--	90,327		27,439
Equity Income Fund****	1,582,279		2,752,460	568,730		--
Large Cap Value Fund	773,229		--	576,948		--
Equity Index Fund****	1,911,108		--	716,220		--
Large Cap Stock Fund	9,767,245		40,002,433	1,259,523		--
Large Cap Growth Fund	173,785		--	--		--
Multi Cap Growth Fund	--		--	--		--
Mid Cap Stock Fund	--		5,340,294	--		--
Mid Cap Growth Fund****	--		1,345,190	--		--
Small Cap Stock Fund	3,215,587		17,035,853	4,666,540		7,579,861
Small Cap Growth Fund	10,961,771		6,713,866	--		--
International Equity Fund	1,250,179		--	1,470,236		--

* For tax purposes short-term capital gain distributions are considered ordinary income distributions.

** Included in this amount is tax exempt income of $3,031,111, $6,688,621, and $4,796,496 for New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund and Maryland Municipal Bond Fund, respectively.

*** Included in this amount is tax exempt income of $3,235,290, $4,054,039, and $2,425,841 for New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund and Maryland Municipal Bond Fund, respectively.

**** The 2004 amounts for these funds are for the six-month period ended April 30, 2004 as their tax year end changed from October 31 to April 30.

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income		Undistributed Long-Term Capital Gain	Unrealized Appreciation (Depreciation)	Capital Loss Carryforward

Short Duration Government Bond Fund	$233,963		$--	$(2,096,319)	$1,573,088
Short-Term Corporate Bond Fund	105,160		--	(368,486)	1,332,813
U.S. Government Bond Fund	354,488		--	1,685,805	9,086,903
New York Municipal Bond Fund	111,217	*	54,951	3,251,985	--
Pennsylvania Municipal Bond Fund	427,283	*	--	8,279,806	2,340,876
Maryland Municipal Bond Fund	311,118	*	83,154	5,825,072	--
Intermediate-Term Bond Fund	781,851		--	(509,822)	16,638,253
Income Fund	97,842		410,203	1,555,797	194,988
Conservative Growth Fund	11,893		318,903	(210,415)	--
Moderate Growth Fund	227,958		3,208,729	(1,562,035)	--
Aggressive Growth Fund	129,836		1,739,636	(906,984)	--
Balanced Fund	179,892		--	6,715,245	55,207,731
Social Balanced Fund	--		---	(15,400)	212,582
Equity Income Fund	2,078,529		13,805,114	(1,563,774)	--
Large Cap Value Fund	79,221		6,739,065	30,939	--
Equity Index Fund	108,830		--	3,090,287	16,064,889
Large Cap Stock Fund	388,993		10,797,002	45,505,497	41,505,393
Large Cap Growth Fund	--		--	(521,620)	2,420,754
Multi Cap Growth Fund	123,007		--	(2,509,397)	40,020,469
Mid Cap Stock Fund	9,239,180		14,893,329	(474,787)	--
Mid Cap Growth Fund	--		5,716,119	10,765,515	--
Small Cap Stock Fund	--		6,241,469	15,655,230	--
Small Cap Growth Fund	--		--	(9,203,929)	4,856,180
International Equity Fund	370,134		2,936,161	19,646,471	6,094,860

* Included in this amount is tax exempt income of $111,217, $405,195, and $306,042 for New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund and Maryland Municipal Bond Fund, respectively.

For federal income tax purposes, the following amounts apply as of April 30, 2005:

Fund	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Short Duration Government Bond Fund	$220,506,658	$196,692	$2,293,011	$(2,096,319)
Short-Term Corporate Bond Fund	81,674,070	134,235	502,721	(368,486)
U.S. Government Bond Fund	220,720,608	3,293,157	1,607,352	1,685,805
New York Municipal Bond Fund	73,998,743	3,396,341	144,356	3,251,985
Pennsylvania Municipal Bond Fund	159,789,022	8,500,031	220,225	8,279,806
Maryland Municipal Bond Fund	113,536,512	5,898,248	73,176	5,825,072
Intermediate-Term Bond Fund	340,218,717	2,356,338	2,866,160	(509,822)
Income Fund	186,692,550	2,653,370	1,097,573	1,555,797
Conservative Growth Fund	10,194,692	--	210,415	(210,415)
Moderate Growth Fund	50,329,134	--	1,562,035	(1,562,035)
Aggressive Growth Fund	23,247,367	--	906,984	(906,984)
Balanced Fund	120,970,048	10,572,610	3,857,365	6,715,245
Social Balanced Fund	2,870,983	101,952	117,352	(15,400)
Equity Income Fund	80,466,173	2,028,087	3,591,861	(1,563,774)
Large Cap Value Fund	105,842,432	5,040,714	5,009,775	30,939
Equity Index Fund	96,234,124	13,479,225	10,388,938	3,090,287
Large Cap Stock Fund	316,318,072	54,834,310	9,328,813	45,505,497
Large Cap Growth Fund	52,676,095	2,697,270	3,218,890	(521,620)
Multi Cap Growth Fund	83,562,379	3,986,310	6,495,707	(2,509,397)
Mid Cap Stock Fund	137,704,557	8,470,020	8,944,807	(474,787)
Mid Cap Growth Fund	72,938,187	15,192,422	4,426,907	10,765,515
Small Cap Stock Fund	$138,758,657	$28,417,505	$12,762,275	$15,655,230
Small Cap Growth Fund	140,245,533	6,413,168	15,617,097	(9,203,929)
International Equity Fund	113,922,160	22,124,776	2,540,352	19,584,424

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and on investments in passive foreign investment companies and discount accretion/premium amortization on debt securities.

At April 30, 2005, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to Expire in									Total Capital Loss Carryforward
Fund Name	2005	2006	2007	2008	2009	2010	2011	2012	2013

Short Duration Government Bond Fund	$--	$--	$67,802	$616,878	$ 306,358	$245,606	$47,343	$79,667	$209,434	$1,573,088
Short-Term Corporate Bond Fund	--	--	--	--	326,695	--	1,006,118	--	--	1,332,813
U.S. Government Bond Fund	--	618,082	1,280,058	4,506,397	--	1,446,091	--	595,734	640,541	9,086,903
Pennsylvania Municipal Bond Fund	--	--	--	2,298,516	42,360	--	--	--	--	2,340,876
Intermediate-Term Bond Fund	--	7,057,677	8,316,537	--	--	--	--	--	1,264,039	16,638,253
Income Fund	--	194,988	--	--	--	--	--	--	--	194,988
Balanced Fund	--	--	--	--	5,423,203	42,513,889	7,270,639	--	--	55,207,731
Social Balanced Fund	--	--	--	--	179,003	33,579	--	--	--	212,582
Equity Index Fund	--	--	--	--	601,767	8,316,976	163,034	--	6,983,112	16,064,889
Large Cap Stock Fund	--	--	--	--	--	26,061,482	15,443,911	--	--	41,505,393
Large Cap Growth Fund	--	--	--	--	--	--	1,817,696	603,058	--	2,420,754
Multi Cap Growth Fund	--	--	--	--	--	39,801,835	218,634	--	--	40,020,469
Small Cap Growth Fund	--	--	--	--	--	--	--	--	4,856,180	4,856,180
International Equity Fund	--	--	--	--	952,704	779,459	4,362,697	--	--	6,094,860

As a result of the tax-free transfer of assets from acquired funds, certain capital loss carryforwards listed previously may be limited.

The Funds used capital loss carryforwards as follows to offset taxable capital gains realized during the year ended April 30, 2005:

Fund	Capital Loss Carryforwards Used

Short-Term Corporate Bond Fund	$84,853
Pennsylvania Municipal Bond Fund	426,509
Income Fund	196,563
Moderate Growth Fund	26,922
Balanced Fund	517,546
Social Balanced Fund	28,337
Large Cap Value Fund	4,388,763
Large Cap Stock Fund	19,162,141
Large Cap Growth Fund	2,650,583
Multi Cap Growth Fund	11,739,795
Mid Cap Growth Fund	1,474,181
International Equity Fund	6,402,232

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Post October and currency losses deferred to May 1, 2005 are as follows:

Fund	Post October Losses	Currency Losses

Short Duration Government Bond Fund	$480,827	$--
U.S. Government Bond Fund	162,715	--
New York Municipal Bond Fund	7,234	--
Intermediate-Term Bond Fund	644,056	--
Social Balanced Fund	24,196	--
Equity Index Fund	306,168	--
Large Cap Stock Fund	--	1,107
Large Cap Growth Fund	836,371	34
Mid Cap Growth Fund	--	212
Small Cap Growth Fund	--	287

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee – MTB Investment Advisors, Inc. (the “Advisor”), receives for its services an annual investment advisor fee based on a percentage of each Fund’s average daily net assets (see below). The Advisor may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Fund Name	Annual Rate

Short Duration Government Bond Fund	0.60%
Short-Term Corporate Bond Fund	0.70%
U.S. Government Bond Fund	0.70%
New York Municipal Bond Fund	0.70%
Pennsylvania Municipal Bond Fund	0.70%
Maryland Municipal Bond Fund	0.70%
Intermediate-Term Bond Fund	0.70%
Income Fund	0.60%
Conservative Growth Fund	0.25%
Moderate Growth Fund	0.25%
Aggressive Growth Fund	0.25%
Balanced Fund	0.65%
Social Balanced Fund	0.70%
Equity Income Fund	0.70%
Large Cap Value Fund	0.70%
Equity Index Fund	0.20%
Large Cap Stock Fund	0.85%
Large Cap Growth Fund	0.85%
Multi Cap Growth Fund	0.70%
Mid Cap Stock Fund	0.85%
Mid Cap Growth Fund	0.85%
Small Cap Stock Fund	0.85%
Small Cap Growth Fund	0.85%
International Equity Fund	1.00%
Sub-Advisory Fee – Effective December 8, 2004, DePrince, Race & Zollo, Inc. (DRZ) became the sub-advisor of Equity Income Fund, and receives for its services an allocable portion of the advisory fee that the Advisor receives from Equity Income Fund. The allocation is based on the amount of the average daily net assets that DRZ manages for the Fund. DRZ’s fee is paid by the Advisor and not by the Fund. The sub-advisor is paid by the Advisor as follows: 0.40% of the average daily net assets of Large Cap Value Fund.

Effective December 8, 2004, NWQ Investment Management Company LLC (NWQ) became the sub-advisor of Large Cap Value Fund, and receives for its services an allocable portion of the advisory fee that the Advisor receives from Large Cap Value Fund. The allocation is based on the amount of the average daily net assets that NWQ manages for the Fund. NWQ’s fee is paid by the Advisor and not by the Fund. The sub-advisor is paid by the Advisor as follows: 0.45% of the average daily net assets of Large Cap Value Fund.

Prior to July 1, 2004 Montag & Caldwell, Inc. (Montag & Caldwell) was the sub-advisor to the Large Cap Growth Fund, and received for its services an allocable portion of the advisor fee that the Advisor received from Large Cap Growth Fund. Montag & Caldwell’s fee was paid by the Advisor and not the Fund. The sub-advisor was paid by the Advisor as follows: 0.50% on the first $50 million average daily net assets; 0.40% on the next $50 million average daily net assets; 0.30% on the next $100 million average daily net assets and 0.20% on average daily net assets over $200 million. Effective July 1, 2004, the Advisor assumed direct management responsibility for the Fund.

Effective December 8, 2004, LSV Asset Management (LSV) became the sub-advisor of the value component of Mid Cap Stock Fund, and receives for its services an allocable portion of the advisory fee that the Advisor receives from Mid Cap Stock Fund. The allocation is based on the amount of the average daily net assets that LSV manages for the Fund. LSV’s fee is paid by the Advisor and not by the Fund. The sub-advisor is paid by the Advisor as follows: 0.50% on the first $100 million of average daily net assets; 0.40% on the next $100 million of average daily net assets; and 0.35% on average daily net assets over $200 million. Effective December 8, 2004, the Advisor assumed direct management responsibility for the growth component of Mid Cap Stock Fund.

Prior to December 8, 2004, Independence Investment LLC (Independence) was the sub-advisor to the Mid Cap Stock Fund, and received for its services an allocable portion of the advisor fee that the Advisor received from Mid Cap Stock Fund. Independence’s fee was paid by the Advisor and not the Fund. The sub-adviser was paid by the Advisor as follows: 0.40% on the first $500 million average daily net assets and 0.35% on average daily net assets over $500 million.

LSV Asset Management (LSV) is the sub-advisor of the value component of Small Cap Stock Fund. For its services under the Sub-Advisory Agreement, LSV receives an allocable portion of the advisory fee the Advisor receives from Small Cap Stock Fund. The allocation is based on the amount of securities which LSV manages for the Fund. LSV is paid by the Advisor and not the Fund. LSV is paid by the Advisor as follows: 0.65% on the first $50 million of average daily net assets and 0.55% on average daily net assets over $50 million.

Mazama Capital Management, Inc. (Mazama) is the sub-advisor of the growth component of Small Cap Stock Fund. For its services under the Sub-Advisory Agreement, Mazama receives an allocable portion of the advisory fee that the Advisor receives from Small Cap Stock Fund. The allocation is based on the amount of securities which Mazama manages for the Fund. The fee is paid by the Advisor out of the fees it receives and is not a Fund expense. Mazama is paid by the Advisor as follows: 0.70% of average daily net assets.

LSV also sub-advises the value portion of the MTB Small Cap Stock Fund, and has voluntarily implemented a waiver of a portion of the subadvisory compensation it receives from MTBIA for managing the value component of the assets of both the MTB Small Cap Stock Fund and Mid Cap Stock Fund. The fee waiver will be calculated based on the total subadvisory fee LSV receives from MTBIA for managing these two funds and will reduce proportionately the subadvisory fee for each fund based on assets under managment.

UBS Global Asset Management (Americas), Inc. (UBS Global) is the sub-advisor of International Equity Fund, and receives an allocable portion of the advisory fee the Advisor receives from International Equity Fund. The allocation is based on the amount of securities that UBS Global manages for the Fund. The fee is paid by the Advisor out of the fees it receives and is not a Fund expense. UBS Global is paid by the Advisor as follows: 0.40% on the first $50 million of average daily net assets; 0.35% on the next $150 million of average daily net assets and 0.30% on average daily net assets over $200 million.

Administrative Fee – Federated Services Company (FServ) and M&T Securities, Inc. (M&T Securities) serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services were provided for an aggregate annual fee as specified below:

Fees Payable to FServ:

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds

0.06%	on the first $2 billion
0.03%	on the next $3 billion
0.02%	on the next $2 billion
0.0125%	on the next $3 billion
0.01%	on assets in excess of $10 billion

Fee Payable to M&T Securities, Inc.:

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds

0.04%	on the first $5 billion
0.03%	on the next $2 billion
0.0175%	on the next $3 billion
0.015%	on assets in excess of $10 billion

FServ and M&T Securities may each voluntarily choose to waive any portion of its fee. FServ and M&T Securities can each modify or terminate its voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses – Prior to July 1, 2004, FServ, through its subsidiary, Federated Shareholder Services Company (FSSC), served as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period, after voluntary waiver, if applicable, was as follows:

Fund	Amount

Short Duration Government Bond Fund	$ 12,655
Short-Term Corporate Bond Fund	12,512
U.S. Government Bond Fund	20,322
New York Municipal Bond Fund	9,677
Pennsylvania Municipal Bond Fund	10,035
Maryland Municipal Bond Fund	8,000
Intermediate-Term Bond Fund	10,835
Income Fund	13,528
Conservative Growth Fund	6,881
Moderate Growth Fund	13,585
Aggressive Growth Fund	11,396
Balanced Fund	22,229
Social Balanced Fund	2,155
Equity Income Fund	7,052
Large Cap Value Fund	11,029
Equity Index Fund	8,515
Large Cap Stock Fund	14,536
Large Cap Growth Fund	5,170
Multi Cap Growth Fund	20,352
Mid Cap Stock Fund	15,254
Mid Cap Growth Fund	20,352
Small Cap Stock Fund	7,666
Small Cap Growth Fund	54,073
International Equity Fund	38,821

Effective July 1, 2004, Boston Financial Data Services, Inc. assumed the functions previously performed by FSSC.

Distribution Services Fee – The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Edgewood Services, Inc. (Edgewood), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares and Institutional II Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate Edgewood.

Share Class Name	Percentage of Average Daily Net Assets of Class

Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class S Shares	0.25%
Institutional Shares	0.25%
Institutional II Shares	0.25%

Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to Edgewood and Edgewood will use the fees to compensate investment professionals. For the year ended April 30, 2005, Edgewood did not retain any fees retained by the Funds.

A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Class B Shares and Class C Shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B Shares until the redemption of such shares. Following the seventh year, Class B Shares automatically convert to Class A Shares. A CDSC is imposed when redeeming Class C Shares within one year of purchase.

Sales Charges – For the year ended April 30, 2005, Edgewood retained the amounts listed in the chart below for sales charges from the sale of Class A Shares and retained CDSC relating to redemptions of Class A Shares and Class C Shares.

Fund	Sales Charges from Class A Shares	CDSC from Class A Shares	CDSC from Class C Shares

Short Duration Government Bond	$ 2,040	$ --	$ --
Short-Term Corporate Bond Fund	232	--	--
U.S. Government Bond Fund	2,389	--	--
New York Municipal Bond Fund	12,399	--	--
Pennsylvania Municipal Bond Fund	2,990	29	--
Maryland Municipal Bond Fund	5,775	--	--
Intermediate-Term Bond Fund	716	--	--
Income Fund	550	--	--
Conservative Growth Fund	38	--	--
Moderate Growth Fund	352	--	--
Aggressive Growth Fund	95	--	--
Balanced Fund	6,065	--	--
Equity Income Fund	1,510	--	--
Large Cap Value Fund	648	--	--
Equity Index Fund	991	--	--
Large Cap Stock Fund	3,189	--	--
Large Cap Growth Fund	3,625	--	--
Multi Cap Growth Fund	2,289	--	--
Mid Cap Stock Fund	2,506	--	--
Mid Cap Growth Fund	1,825	--	--
Small Cap Stock Fund	1,280	--	--
Small Cap Growth Fund	4,607	--	1,266
International Equity Fund	1,041	--	--

See “What Do Shares Cost?” in the Prospectus.

Shareholder Services Fee – Under the terms of a Shareholder Services Agreement with FServ and M&T Securities, M&T Securities may receive from FServ up to 0.25% of average daily net assets of each Fund’s Class A Shares, Class B Shares, Class C Shares, and Institutional I Shares for the period. The fee paid to M&T Securities is used to finance certain services for shareholders and to maintain shareholder accounts. M&T Securities may voluntarily choose to waive any portion of its fee with respect to the Funds. M&T Securities can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FServ and FServ may pay fees to M&T Securities and M&T Securities will use the fees to compensate investment professionals. For the year ended April 30, 2005 M&T Securities did not retain any fees retained by the Funds.

Other Affiliated Parties and Transactions – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated funds which are distributed by an affiliate of the Fund’s distributor or have a common adviser. Income distributions earned by the Funds are recorded as income in the accompanying financial statements and are as follows:

Fund	Affiliated Fund Name	Income from Affiliated Issuer

Pennsylvania Municipal Bond Fund	Pennsylvania Municipal Cash Trust	$21,157

Maryland Municipal Bond Fund	Maryland Municipal Cash Trust	$5,077

Conservative Growth Fund	MTB Prime Money Market Fund	$12,984
	MTB Short Duration Government Bond Fund	$62,638
	MTB Short-Term Corporate Bond Fund	$34,745
	MTB U.S. Government Bond Fund	$60,061
	MTB Intermediate-Term Bond Fund	$44,208
	MTB Equity Income Fund	$697
	MTB Large Cap Value Fund	$6,508
	MTB Large Cap Stock Fund	$18,254
	MTB Small Cap Stock Fund	$10,355
	MTB International Equity Fund	$4,260

	Total	$254,710

Moderate Growth Fund	MTB Prime Money Market Fund	$43,107
	MTB Short Duration Government Bond Fund	$116,888
	MTB Short-Term Corporate Bond Fund	$84,118
	MTB U.S. Government Bond Fund	$141,036
	MTB Intermediate-Term Bond Fund	$165,663
	MTB Large Cap Value Fund	$34,370
	MTB Large Cap Stock Fund	$206,336
	MTB Large Cap Growth Fund	$15,662
	MTB Small Cap Stock Fund	$60,009
	MTB International Equity Fund	$40,282

	Total	$907,471

Aggressive Growth Fund	MTB Prime Money Market Fund	$11,990
	MTB Short-Term Corporate Bond Fund	$18,009
	MTB U.S. Government Bond Fund	$24,406
	MTB Large Cap Value Fund	$22,148
	MTB Large Cap Stock Fund	$113,161
	MTB Large Cap Growth Fund	$13,244
	MTB Small Cap Stock Fund	$43,910
	MTB International Equity Fund	$33,064

	Total	$279,932

Balanced Fund	MTB Prime Money Market Fund	$17,215

Equity Income Fund	MTB Prime Money Market Fund	$14,296

Large Cap Value Fund	MTB Money Market Fund	$54,087
	MTB Prime Money Market Fund	$12,157

	Total	$66,244

Equity Index Fund	MTB Prime Money Market Fund	$9,233

Large Cap Stock Fund	MTB Prime Money Market Fund	$59,417

Large Cap Growth Fund	MTB Prime Money Market Fund	$10,103

Multi Cap Growth Fund	MTB Money Market Fund	$2,199
	MTB Prime Money Market Fund	$18,024

	Total	$20,223

Mid Cap Stock Fund	MTB Prime Money Market Fund	$31,754

Mid Cap Growth Fund	MTB Prime Money Market Fund	$19,345

Small Cap Stock Fund	MTB Prime Money Market Fund	$53,912
	MTB Money Market Fund	$1,205

	Total	$55,117

Small Cap Growth Fund	MTB Prime Money Market Fund	$60,816
	MTB Money Market Fund	$46,071

	Total	$106,887

International Equity Fund	MTB Prime Money Market Fund	$17,707

General – Certain of the Officers of the Trust are Officers of the above companies that provide services to the Funds.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended April 30, 2005, were as follows:

Fund Name	Purchases	Sales

Short Duration Government Bond Fund	$ --	$ --
Short-Term Corporate Bond Fund	46,745,840	63,735,539
U.S. Government Bond Fund	28,332,806	25,792,671
New York Municipal Bond Fund	32,972,229	38,069,674
Pennsylvania Municipal Bond Fund	49,762,991	81,907,417
Maryland Municipal Bond Fund	15,284,698	17,584,378
Intermediate-Term Bond Fund	118,552,606	123,784,780
Income Fund	47,838,813	83,032,893
Conservative Growth Fund	6,307,332	5,397,409
Moderate Growth Fund	51,660,125	42,311,598
Aggressive Growth Fund	27,346,449	22,589,161
Balanced Fund	25,250,684	61,332,911
Social Balanced Fund	2,443,112	316,356
Equity Income Fund	112,218,324	113,865,349
Large Cap Value Fund	119,095,679	107,497,400
Equity Index Fund	54,449,619	51,992,189
Large Cap Stock Fund	168,319,726	308,948,836
Large Cap Growth Fund	65,750,478	61,161,559
Multi Cap Growth Fund	267,433,137	301,520,513
Mid Cap Stock Fund	297,335,549	314,285,581
Mid Cap Growth Fund	44,776,481	53,326,519
Small Cap Stock Fund	142,060,361	135,128,499
Small Cap Growth Fund	716,423,792	764,676,980
International Equity Fund	77,171,547	71,678,374

7. CONCENTRATION OF CREDIT RISK

Since New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund and Maryland Municipal Bond Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2005, 31.2% for New York Municipal Bond Fund, 63.1% for Pennsylvania Municipal Bond Fund and 37.4% for Maryland Municipal Bond Fund of the total market value of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 7.2% for New York Municipal Bond Fund, 24.9% for Pennsylvania Municipal Bond Fund and 12.8% for Maryland Municipal Bond Fund of total investments.

International Equity Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At April 30, 2005, the diversification of industries in International Equity Fund was as follows:

Industry	Percentage of Net Assets

Advertising	0.4%
Air Freight & Logistics	1.4%
Airlines	0.6%
Apparel	0.3%
Auto Manufacturers	0.5%
Auto Parts & Equipment	1.0%
Automobiles	1.8%
Banks	14.5%
Beverages	2.1%
Biotechnology	0.0%
Building Materials	2.0%
Chemicals	2.2%
Commercial Banks	6.8%
Commercial Services & Supplies	1.3%
Communication Equipment	1.6%
Computers	0.2%
Cosmetics/Personal Care	0.9%
Distribution/Wholesale	1.3%
Diversified Financial Services	0.7%
Diversified Telecommunication Services	3.5%
Electric Utilities	1.6%
Electionics	2.0%
Engineering & Construction	0.3%
Food Products	3.6%
Gas	0.3%
Hand/Machine Tools	0.8%
Healthcare Providers & Services	0.7%
Heathcare-Products	0.5%
Holding Companies-Divers	0.4%
Home Builders	0.7%
Home Furnishings	0.4%
Household Durables	1.2%
Insurance	5.6%
Leisure Equipment & Products	0.6%
Media	3.1%
Office Electronics	1.2%
Oil Gas & Consumable Fuels	7.8%
Paper & Forest Products	1.0%
Pharmaceuticals	6.8%
Real Estate	2.0%
Retail	2.6%
Semiconductor Equipment & Products	1.9%
Tobacco	1.2%
Transportation	0.7%
Wireless Telecommunication Services	8.2%

98.3%

8. LINE OF CREDIT

The Funds (except Conservative Growth Fund, Moderate Growth Fund and Aggressive Growth Fund) entered into a $10,000,000 unsecured, committed revolving line of credit (LOC) agreement with State Street Bank & Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the year ended April 30, 2005.

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended April 30, 2005, the amount of long-term capital gain designated by the Funds was as follows:

Fund Name

New York Municipal Bond Fund	$169,845
Maryland Municipal Bond Fund	$450,586
Income Fund	$1,438,810
Managed Allocation Fund – Conservative Growth	$31,197
Managed Allocation Fund – Aggressive Growth	$25,188
Equity Income Fund	$2,752,460
Large Cap Stock Fund	$40,002,433
Mid Cap Stock Fund	$5,340,294
Mid Cap Growth Fund	$1,345,190
Small Cap Stock Fund	$16,948,248
Small Cap Growth Fund	$6,713,866

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the period ended April 30, 2005, the following percentages qualify for the dividend received deduction available to corporate shareholders:

Fund Name

Managed Allocation Fund – Conservative Growth	20.68%
Managed Allocation Fund – Moderate Growth	80.32%
Managed Allocation Fund – Aggressive Growth	100%
Balanced Fund	69.21%
Social Balanced Fund	30.57%
Equity Income Fund	99.91%
Large Cap Value Fund	93.50%
Equity Index Fund	99.52%
Large Cap Stock Fund	92.84%
Large Cap Growth Fund	100%
Small Cap Stock Fund	5.98%

For the period ended April 30, 2005, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV. The percentages were as follows:

Fund Name

Conservative Growth Fund	20.78%
Moderate Growth Fund	72.05%
Aggressive Growth Fund	100.00%
Balanced Fund	72.24%
Social Balanced Fund	33.54%
Equity Income Fund	100.00%
Large Cap Value Fund	100.00%
Equity Index Fund	100.00%
Large Cap Stock Fund	80.68%
Large Cap Growth Fund	100.00%
Small Cap Stock Fund	20.14%
International Equity Fund	100.00%

If the Funds meet the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Funds will pass through to their shareholders credits of foreign taxes paid.

At April 30, 2005, the following percentages represent the portion of distributions from net investment income, which are exempt from federal income tax, other than alternative minimum tax:

Fund Name

New York Municipal Bond Fund	99.99%
Pennsylvania Municipal Bond Fund	99.86%
Maryland Municipal Bond Fund	100.00%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MTB GROUP OF FUNDS

We have audited the accompanying statements of assets and liabilities of MTB Short Duration Government Bond Fund, MTB U.S. Government Bond Fund, MTB New York Municipal Bond Fund, MTB Managed Allocation Fund--Conservative Growth, MTB Managed Allocation Fund--Moderate Growth, MTB Managed Allocation Fund--Aggressive Growth, MTB Large Cap Value Fund, MTB Large Cap Growth Fund, MTB Mid Cap Stock Fund, MTB Small Cap Stock Fund, MTB International Equity Fund (collectively the “Former VISION Funds”), and MTB Short-Term Corporate Bond Fund, MTB Pennsylvania Municipal Bond Fund, MTB Maryland Municipal Bond Fund, MTB Intermediate-Term Bond Fund, MTB Income Fund, MTB Balanced Fund, MTB Social Balanced Fund, MTB Equity Income Fund, MTB Equity Index Fund, MTB Large Cap Stock Fund, MTB Multi Cap Growth Fund, MTB Mid Cap Growth Fund and MTB Small Cap Growth Fund (collectively the “Former ARK Funds”) (collectively, “MTB Group of Funds” or the “Funds”) including the portfolios of investments, as of April 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the statement of cash flows for the MTB Income Fund for the year then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights for each of the periods presented through the period ended April 30, 2003 for the Former ARK Funds were audited by other auditors whose report, dated June 16, 2003, expressed an unqualified opinion on those statements of changes and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005 by correspondence with the custodian and brokers or by other appropriate audit procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MTB Group of Funds at April 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, the cash flows for the MTB Income Fund for the year then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 10, 2005

BOARD OF TRUSTEES AND TRUST OFFICERS

The following tables give information about each Board member and the senior officers of the Trust. The tables separately list Board members who are “interested persons” of the Trust (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). The Trust is composed of 36 funds and is the only investment company in the Fund Complex. Unless otherwise noted, each Board member oversees all portfolios of the Trust and serves for an indefinite term. The Trust’s Statements of Additional Information include additional information about the Trustees of the Trust and are available, without charge and upon request, by calling 1-800-836-2211.

Interested Trustee Background

Name Address Birth Date Positions Held with Trust Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Mark J. Czarnecki† Manufacturers and Traders Trust Company One M&T Plaza Buffalo, NY 14203 Birth date: November 3, 1955 TRUSTEE Began serving: August 2000	Principal Occupations: Executive Vice President, Manufacturers and Traders Trust Company (“M&T Bank”), division head for M&T Bank’s investment group. Other Directorships Held: None

†Mark J. Czarnecki is “interested” due to positions he holds with M&T Bank, the parent of the Funds’ advisor.

Independent Trustees Background

Name Address Birth Date Positions Held with Trust Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Joseph J. Castiglia Roycroft Campus 21 South Grove Street, Suite 291 East Aurora, NY 14052 Birth date: July 20, 1934 CHAIRMAN AND TRUSTEE Began serving: February 1988

Principal Occupations: Chairman of the Board, HealthNow Systems, Inc. and HealthNow New York, Inc. (health care company); and former President, Chief Executive Officer and Vice Chairman, Pratt & Lambert United, Inc. (manufacturer of paints and chemical specialties).

Other Directorships Held: The Energy East Corp.

John S. Cramer 4216 Jonathan Lane Harrisburg, PA 17110 Birth date: February 22, 1942 TRUSTEE Began serving: December 2000

Principal Occupations: Retired President and Chief Executive Officer, Pinnacle Health System (health care); President Emeritus, Highmark Blue Cross Blue Shield.

Other Directorships Held: Highmark Blue Cross Blue Shield; Chek-Med Corporation.

Daniel R. Gernatt, Jr. Richardson & Taylor Hollow Roads Collins, NY Birth date: July 14, 1940 TRUSTEE Began serving: February 1988	Principal Occupations: President and CFO, Gernatt Asphalt Products, Inc.; President, Dan Gernatt Gravel Products, Inc.; President, Country Side Sand & Gravel, Inc. Other Directorships Held: None

William H. Cowie, Jr. 1408 Ruxton Road Baltimore, MD Birth date: January 24, 1931 TRUSTEE Began serving: September 2003	Principal Occupations: Retired Vice Chairman of Signet Banking Corp., since 1991. Other Directorships Held: None

Richard B. Seidel 770 Hedges Lane Strafford, PA Birth date: April 20, 1941 TRUSTEE Began serving: September 2003	Principal Occupations: Chairman and Director (since 1995) of Girard Partners, a registered broker-dealer. Other Directorships Held: None

Officers

Name Address Birth Date Positions Held with Trust Length of Time Served	Principal Occupation(s) and Previous Positions

Charles L. Davis Federated Investors Tower Pittsburgh, PA Birth date: March 23, 1960 CHIEF EXECUTIVE OFFICER Began serving: December 2002

Principal Occupations: Vice President, Managing Director of Mutual Fund Services, Federated Services Company; and President, Edgewood Services, Inc.

Previous Positions: President, Federated Clearing Services; and Director, Business Development Mutual Fund Services, Federated Services Company.

Carl W. Jordan One M&T Plaza Buffalo, NY Birth date: January 2, 1955 PRESIDENT Began serving: May 2001	Principal Occupations: Senior Vice President, M&T Bank, 2001-Present; Administrative Vice President, M&T Bank, 1995-2001.

Kenneth G. Thompson 100 East Pratt Street Baltimore, MD Birth date: September 4, 1964 VICE PRESIDENT Began serving: May 2001	Principal Occupations: Administrative Vice President, M&T Bank, 2002-Present; Vice President, M&T Bank, 1999-2002; Regional Sales Manager, M&T Securities, Inc., 1995-1999.

Philip R. Carbone 100 East Pratt Street, 15th floor Baltimore, MD Birth date: July 27, 1954 VICE PRESIDENT Began serving: September 2003

Principal Occupations: Vice President, Director of Distribution for Proprietary Products, M&T Securities, since 2003; Manager, Vision Shareholder Services and Discount Brokerage, 1998-2002.

Previous Positions: Regional Sales Manager, M&T Securities, Inc., 1995-1998.

Scot A. Millen 100 East Pratt Street, 15th floor Baltimore, MD Birth date: February 22, 1969 VICE PRESIDENT Began serving: September 2003	Principal Occupations: Vice President, Product Manager, M&T Securities, since 2002; Executive Associate, M&T Investment Group, 2001-2002; Summer Associate, M&T Investment Group, 2000.

Judy Mackin Federated Investors Tower Pittsburgh, PA Birth date: May 30, 1960 VICE PRESIDENT AND ASSISTANT TREASURER Began serving: March 2005	Principal Occupations: Vice President, Mutual Fund Services Division, Federated Services Company.

Richard J. Thomas Federated Investors Tower Pittsburgh, PA Birth date: June 17, 1954 TREASURER Began serving: December 2002

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

C. Grant Anderson Federated Investors Tower Pittsburgh, PA Birth date: November 6, 1940 SECRETARY Began serving: December 2000	Principal Occupation: Counsel, Reed Smith LLP (since October 2002). Previous Positions: Corporate Counsel, Federated Investors, Inc.; Vice President, Federated Services Company.

Victor R. Siclari
Federated Investors Tower
Pittsburgh, PA
Birth date: November 17, 1961
ASSISTANT SECRETARY
Began serving: May 2000; Secretary from
August 11, 1995 to May 11, 2000; Assistant
Secretary from May 11, 2000 to present.

Principal Occupation: Partner, Reed Smith LLP (since October 2002). Previous Positions: Senior Corporate Counsel and Vice President, Federated Services Company (prior to October 2002).

Shares of the MTB Group of Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through MTB Funds’ website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link to Form N-PX. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

[Logo of MTB Group of Funds]

Investment Advisor

MTB Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202

Distributor

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub-Advisor to
MTB International Equity Fund

UBS Global Asset Management
UBS Tower
One North Wacker Drive
Chicago, Illinois 60606

Sub-Advisors to
MTB Small Cap Stock Fund

LSV Asset Management
200 West Madison Street
Suite 2780 Chicago, IL 60806

Mazama Capital Management, Inc.
One SW Columbia Street Suite 1500
Portland, OR 97258

Sub-Advisor to
MTB Mid Cap Stock Fund

LSV Asset Management
200 West Madison Street
Suite 2780
Chicago, IL 60806

Sub-Advisor to
MTB Equity Income Fund

DePrince, Race & Zollo, Inc.
201 South Orange Avenue
Suite 850
Orlando, FL 32801

Sub-Advisor to
MTB Large Cap Value Fund

NWQ Investment Management Company LLC
2049 Century Park East
Los Angeles, CA 90067

Transfer Agent and Dividend
Disbursing Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

Custodian and Fund Accountant

State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

Independent Registered Public
Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

We are pleased to send you this Annual Report of MTB Group of Funds. The Annual Report contains important information about your investments in MTB Group of Funds.
Since we are required by law to send an Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Annual Report.

30615 (6/05)

[Logo of MTB Group of Funds]

1-800-836-2211 / mtbfunds.com

MTB FUNDS
100 EAST PRATT STREET, 15th FLOOR
Baltimore, MD 21202

MTB-AR-010-0605

[Logo of MTB Group of Funds]

Managed by MTB Investment Advisors, Inc.

ANNUAL REPORT: APRIL 30, 2005

MTB Fund

U.S. Treasury Money Market Fund

U.S. Government Money Market Fund

Tax-Free Money Market Fund

Money Market Fund

Prime Money Market Fund

New York Tax-Free Money Market Fund

Pennsylvania Tax-Free Money Market Fund

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period[1]
U.S. TREASURY MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,007.50	$ 3.38
Class S Shares	$ 1,000	$ 1,007.10	$ 3.78
Institutional I Shares	$ 1,000	$ 1,008.50	$ 2.44
Institutional II Shares	$ 1,000	$ 1,008.10	$ 2.79
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.42	$ 3.41
Class S Shares	$ 1,000	$ 1,021.03	$ 3.81
Institutional I Shares	$ 1,000	$ 1,022.36	$ 2.46
Institutional II Shares	$ 1,000	$ 1,022.02	$ 2.81
U.S. GOVERNMENT MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,008.30	$ 3.59
Institutional I Shares	$ 1,000	$ 1,009.70	$ 2.14
Institutional II Shares	$ 1,000	$ 1,009.40	$ 2.49
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.22	$ 3.61
Institutional I Shares	$ 1,000	$ 1,022.66	$ 2.16
Institutional II Shares	$ 1,000	$ 1,022.32	$ 2.51
TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,005.90	$ 3.23
Institutional I Shares	$ 1,000	$ 1,007.20	$ 1.94
Institutional II Shares	$ 1,000	$ 1,006.90	$ 2.29
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.57	$ 3.26
Institutional I Shares	$ 1,000	$ 1,022.86	$ 1.96
Institutional II Shares	$ 1,000	$ 1,022.51	$ 2.31
MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$1,008.20	$ 3.78
Class B Shares	$ 1,000	$ 1,006.80	$ 5.17
Class S Shares	$ 1,000	$ 1,007.50	$ 4.53
Institutional Shares	$ 1,000	$ 1,009.00	$ 2.99
Institutional I Shares	$ 1,000	$ 1,009.90	$ 2.04
Institutional II Shares	$ 1,000	$ 1,009.60	$ 2.39
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.03	$ 3.81
Class B Shares	$ 1,000	$ 1,019.64	$ 5.21
Class S Shares	$ 1,000	$ 1,020.28	$ 4.56
Institutional Shares	$ 1,000	$ 1,021.82	$ 3.01
Institutional I Shares	$ 1,000	$ 1,022.76	$ 2.06
Institutional II Shares	$ 1,000	$ 1,022.41	$ 2.41
PRIME MONEY MARKET FUND
Actual
Institutional Shares	$ 1,000	$ 1,009.90	$ 2.04
Hypothetical (assuming a 5% return before expenses)
Institutional Shares	$ 1,000	$ 1,022.76	$ 2.06
NEW YORK TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,005.90	$ 3.28
Institutional I Shares	$ 1,000	$ 1,006.20	$ 3.08
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.52	$ 3.31
Institutional I Shares	$ 1,000	$ 1,021.72	$ 3.11
PENNSYLVANIA TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,005.60	$ 3.78
Institutional I Shares	$ 1,000	$ 1,006.40	$ 2.89
Institutional II Shares	$ 1,000	$ 1,006.40	$ 2.89
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.03	$ 3.81
Institutional I Shares	$ 1,000	$ 1,021.92	$ 2.91
Institutional II Shares	$ 1,000	$ 1,021.92	$ 2.91

(1) Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

U.S. TREASURY MONEY MARKET FUND
Class A Shares	0.68%
Class S Shares	0.76%
Institutional I Shares	0.49%
Institutional II Shares	0.56%
U.S. GOVERNMENT MONEY MARKET FUND
Class A Shares	0.72%
Institutional I Shares	0.43%
Institutional II Shares	0.50%
TAX-FREE MONEY MARKET FUND
Class A Shares	0.65%
Institutional I Shares	0.39%
Institutional II Shares	0.46%
MONEY MARKET FUND
Class A Shares	0.76%
Class B Shares	1.04%
Class S Shares	0.91%
Institutional Shares	0.60%
Institutional I Shares	0.41%
Institutional II Shares	0.48%
PRIME MONEY MARKET FUND
Institutional Shares	0.41%
NEW YORK TAX-FREE MONEY MARKET FUND
Class A Shares	0.66%
Institutional I Shares	0.62%
PENNSYLVANIA TAX-FREE MONEY MARKET FUND
Class A Shares	0.76%
Institutional I Shares	0.58%
Institutional II Shares	0.58%

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Treasury Money Market Fund

At April 30, 2005, the Fund’s portfolio composition was as follows:

Percentage of Total Investments[1]

U.S. Treasury Securities	56.0%

Cash Equivalents[2]	44.0%

TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(2) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

U.S. TREASURY – 56.1%

U.S. TREASURY BILLS – 50.3%

United States Treasury Bills, 2.313% - 2.780%, 5/5/2005 - 8/11/2005	$428,913,000	$427,504,983

U.S. TREASURY NOTES – 5.8%

United States Treasury Notes, 1.625%, 2/28/2006	50,000,000	49,318,331

TOTAL U.S. TREASURY		$476,823,314

REPURCHASE AGREEMENTS – 44.0%

Repurchase agreement with Goldman Sachs & Co., 2.810%, dated 4/27/2005 to be repurchased at $200,109,278 on 5/4/2005, collateralized by U.S. Treasury Obligations with various maturities to 12/15/2008, collateral market value $204,080,821	$200,000,000	$200,000,000

Repurchase agreement with Morgan Stanley & Co., Inc., 2.790%, dated 4/29/2005 to be repurchased at $125,029,063 on 5/2/2005, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2006, collateral market value $127,376,520	125,000,000	125,000,000

Repurchase agreement with State Street Corp., 2.700%, dated 4/29/2005 to be repurchased at $49,154,057 on 5/2/2005, collateralized by a U.S. Treasury Obligation with a maturity of 3/31/2007, collateral market value $50,126,344	49,143,000	49,143,000

TOTAL REPURCHASE AGREEMENTS		$374,143,000

TOTAL INVESTMENTS – 100.1% (AT AMORTIZED COST)		$850,966,314

OTHER ASSETS AND LIABILITIES – NET – (0.1)%		$(1,261,486)

TOTAL NET ASSETS – 100%		$849,704,828

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Government Money Market Fund

At April 30, 2005, the Fund’s portfolio composition was as follows:

Percentage of Total Investments[1]

U.S. Government Agency Securities	82.5%

Cash Equivalents[2]	17.5%

TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(2) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description		Principal Amount	Value

GOVERNMENT AGENCIES – 82.5%

	FEDERAL FARM CREDIT SYSTEM – 3.2%

[1]	Floating Rate Notes, 2.930%, 5/23/2005	$65,000,000	$64,997,954

	FEDERAL HOME LOAN BANK – 5.0%

[1]	Floating Rate Notes, 3.003%, 7/5/2005	100,000,000	99,982,260

	FEDERAL HOME LOAN MORTGAGE CORPORATION – 16.2%

[2]	Discount Notes, 3.100%, 9/6/2005	89,331,000	88,346,374

[1]	Floating Rate Notes, 3.082%, 7/7/2005	235,000,000	235,000,000

	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$323,346,374

	FEDERAL NATIONAL MORTGAGE ASSOCIATION – 58.1%

[2]	Discount Notes, 2.490% - 3.310%, 5/2/2005 - 11/28/2005	450,000,000	446,383,277

[1]	Floating Rate Notes, 2.700% - 2.950%, 5/2/2005 - 6/9/2005	713,750,000	713,625,253

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$1,160,008,530

TOTAL GOVERNMENT AGENCIES			$1,648,335,118

REPURCHASE AGREEMENTS – 17.6%

	Repurchase agreement with Morgan Stanley & Co., Inc., 2.790%, dated 4/29/2005 to be repurchased at $250,058,125 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/15/2010, collateral market value $254,585,093	$250,000,000	$250,000,000

	Repurchase agreement with State Street Corp., 2.700%, dated 4/29/2005 to be repurchased at $100,779,670 on 5/2/2005, collateralized by a U.S. Treasury Obligation with a maturity of 3/31/2007, collateral market value $102,773,344	100,757,000	100,757,000

TOTAL REPURCHASE AGREEMENTS			$350,757,000

TOTAL INVESTMENTS – 100.1% (AT AMORTIZED COST)			$1,999,092,118

OTHER ASSETS AND LIABILITIES – NET – (0.1)%			$(1,937,606)

TOTAL NET ASSETS – 100%			$1,997,154,512

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Tax-Free Money Market Fund

At April 30, 2005, the Fund’s portfolio composition1 was as follows:

Percentage of Total Investments[2]

Refunding Bonds	36.9%

University & College Improvements	11.6%

Health, Hospital, Nursing Home Improvements	8.4%

Other	6.6%

Public Improvements	6.2%

State Single Family Housing	6.1%

School Improvements	5.2%

Water Utility Improvements	4.5%

Miscellaneous Purposes	3.9%

Cash Flow Management	3.8%

State Multi-Family Housing	3.2%

Sewer Improvements	2.5%

Transit Improvements	0.6%

Industrial Improvements	0.2%

Recreational Facility Improvements	0.2%

Private Primary Schools	0.1%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s adviser.

(2) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

3SHORT-TERM MUNICIPALS – 99.7%

ALABAMA – 2.9%

Mobile, AL, IDB Dock & Wharf, Revenue Bonds Weekly VRDNs (Wachovia Bank N.A. LOC)	$2,260,000	$2,260,000

University of Alabama at Birmingham, (Series A), 4.00% Bonds (AMBAC INS), 6/1/2005	2,320,000	2,323,969

TOTAL ALABAMA		$4,583,969

ALASKA – 0.1%

Valdez, AK, Marine Terminal, (Series 2003C) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)	200,000	200,000

CALIFORNIA – 3.2%

California State, 3.00% RANs, 6/30/2005	5,000,000	5,010,270

COLORADO – 3.4%

Colorado Postsecondary Educational Facilities, Revenue Bonds Weekly VRDNs (Pro Rodeo Hall of Fame)/(J.P. Morgan Chase Bank LOC)	285,000	285,000

Colorado Springs, CO Utility System, Lien – (Series A), Weekly VRDNs (Dexia Credit Local LIQ)	5,000,000	5,000,000

TOTAL COLORADO		$5,285,000

CONNECTICUT – 0.1%

Connecticut State HEFA, (Series T-1) Daily VRDNs (Yale University)	$200,000	$200,000

FLORIDA – 3.5%

Hillsborough County, FL, Solid Waste & Resource Recovery, 3.00% Bonds, 9/1/2005, (MBIA INS)	2,080,000	2,083,585

Tampa, FL, Occupational License Tax Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	3,500,000	3,500,000

TOTAL FLORIDA		$5,583,585

GEORGIA – 1.0%

De Kalb County, GA, Multi-Family Housing Authority, Winterscreek Apts Weekly VRDNs (FNMA COL)	1,600,000	1,600,000

ILLINOIS – 0.6%

Chicago, IL, Park District, 3.00% Bonds, 5/2/2005	1,000,000	1,000,039

INDIANA – 6.7%

Columbus Industrial Revenue, Quinco Consulting Center Weekly VRDNs (Fifth Third Bank LOC)	$300,000	$300,000

Elkhart County, IN, Hubbard Hill Estates Weekly VRDNs (Fifth Third Bank LOC)	2,000,000	2,000,000

Indiana State Educational Faciilities Authority, St Josephs Weekly VRDNs (Fifth Third Bank LOC)	4,300,000	4,300,000

Indianapolis, IN, Local Public Improvement Bond Bank, 2.50% CP, Mandatory Tender 7/12/2005, (Key Bank N.A. LOC)	4,000,000	4,000,000

TOTAL INDIANA		$10,600,000

MARYLAND – 2.8%

Maryland State Community Development Administration, (2004 Series J), 2.05% TOBs 12/5/2005	3,095,000	3,095,000

Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Bank of America N.A. LOC)	1,394,000	1,394,000

TOTAL MARYLAND		$4,489,000

MICHIGAN – 7.2%

Detroit, MI, Water Supply System, (Series C), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	7,390,000	7,390,000

Michigan State, (Series A), 3.50% TRANs, 9/30/2005	4,000,000	4,024,573

TOTAL MICHIGAN		$11,414,573

MONTANA – 0.6%

Montana State Health Facilities Authority, Revenue Bond Weekly VRDNs (FGIC INS)/(Wells Fargo Bank LIQ)	1,000,000	1,000,000

NEW HAMPSHIRE – 3.2%

Strafford County, NH, Tax Anticipation Note, 3.25% TANs, 12/28/2005	5,000,000	5,027,481

NEW JERSEY – 4.7%

Cherry Hill, NJ, 3.00% BANs, 10/25/2005	4,966,000	4,985,056

New Jersey State, GO, Unlimited Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)	2,400,000	2,400,000

TOTAL NEW JERSEY		$7,385,056

NEW YORK – 16.8%

Albany, NY, IDA, (Series 2001C: Empire Commons North), Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/(Key Bank, N.A. SA)	1,570,000	1,570,000

Clinton County, NY, IDA, (Series 2002A), Weekly VRDNs (Champlain Valley Physicians Hospital Medical Center)/(Radian Asset Assurance INS)/(Key Bank, N.A. SA LIQ)	6,000,000	6,000,000

New York City, NY, (1994 Series A-5) Daily VRDNs (KBC Bank N.V. LOC)	2,300,000	2,300,000

Rockland County, NY, Tax Anticipation Note, 3.50% TANs, 3/23/2006	5,000,000	5,041,353

Tompkins County, NY, IDA, (Series 2001-A), Weekly VRDNs (Tompkins Cortland Community College Foundation, Inc.)/(HSBC Bank USA LOC)	$3,050,000	$3,050,000

Triborough Bridge & Tunnel Authority, NY, (Series 2001C), Weekly VRDNs (AMBAC LOC)/(Bayerische Landesbank SA)	3,000,000	3,000,000

Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000A), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	1,285,000	1,285,000

Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000D), Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London SA LIQ)	4,300,000	4,300,000

TOTAL NEW YORK		$26,546,353

NORTH CAROLINA – 7.2%

Durham, NC, Water & Sewer Utility System, Refunding Revenue Bonds Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,000,000	2,000,000

North Carolina Capital Facilities Finance Agency, Refunding Revenue Bonds Weekly VRDNs (Wachovia Bank N.A. LOC)	4,365,000	4,365,000

Wake County, NC, (Series 2004A), 4.00% TOBs (Landesbank Hessen-Thueringen, Frankfurt LIQ) 4/1/2006	5,000,000	5,058,465

TOTAL NORTH CAROLINA		$11,423,465

OREGON – 3.2%

Oregon State Housing and Community Services Department, (Series O), 2.23% BANs, 12/1/2005	5,000,000	5,000,000

PENNSYLVANIA – 25.3%

Allegheny County, PA, Higher Education Building Authority, (Series 1998) Daily VRDNs (Carnegie Mellon University)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	4,250,000	4,250,000

Allegheny County, PA, IDA, Weekly VRDNs (Western PA Humane Society)/(National City Bank, Pennsylvania LOC)	900,000	900,000

Beaver County, PA, IDA, Refunding Revenue Bond Weekly VRDNs (BP PLC)	2,000,000	2,000,000

Bucks County, PA, IDA, Revenue Bonds Weekly VRDNs (Christian Life Center)/(Wachovia Bank N.A. LOC)	700,000	700,000

Delaware Valley, PA, Regional Finance Authority Weekly VRDNs (Toronto Dominion Bank LIQ)	700,000	700,000

Emmaus, PA, General Authority, (Series A), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	2,600,000	2,600,000

Lancaster County, PA, Hospital Authority, Refunding Revenue Bonds Weekly VRDNs (PNC Bank, N.A. LIQ)/(AMBAC LOC)	2,340,000	2,340,000

Lehigh County, PA, IDA, Weekly VRDNs (Wachovia Bank N.A. LOC)	845,000	845,000

Moon Township, PA, IDA, Revenue Bonds Weekly VRDNs (PNC Bank, N.A. LOC)	1,050,000	1,050,000

Northampton County, PA, IDA, Weekly VRDNs (Bank of America LOC)	$4,000,000	$4,000,000

Pennsylvania EDFA, Revenue Bonds Weekly VRDNs (Glade Run Luthern Services)/(PNC Bank, N.A. LOC)	475,000	475,000

Pennsylvania State Higher Education Facilities Authority, (Series I-4), Weekly VRDNs (Messiah College)/(PNC Bank, N.A. LOC)	2,600,000	2,600,000

Pennsylvania State Higher Education Facilities Authority, College & University Revenue Bonds, 2.75% TOBs (Council of Independent Colleges and Universities), Mandatory Tender 4/1/2006, (PNC Bank N.A. LOC)	2,100,000	2,100,000

Pennsylvania State University, (Series A), Weekly VRDNs (J.P. Morgan Chase Bank, LIQ)	4,260,000	4,260,000

Philadelphia, PA, Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC)	500,000	500,000

Philadelphia, PA, Gas Works, (Series A-2), Weekly VRDNs (Bank of Nova Scotia and J.P. Morgan Chase Bank, LOCs)	5,500,000	5,500,000

Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2004), Weekly VRDNs (Philadelphia Protestant Home)/(Fleet National Bank LOC)	4,140,000	4,140,000

Schuylkill County, PA, (GO UT), Weekly VRDNs (Wachovia Bank N.A. LIQ)/(AMBAC LOC)	$320,000	$320,000

Shaler, PA, Area School District Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	700,000	700,000

TOTAL PENNSYLVANIA		$39,980,000

SOUTH CAROLINA – 0.3%

South Carolina Jobs-EDA, Refunding Revenue Bonds Weekly VRDNs (Bank of America LOC)	500,000	500,000

TEXAS – 3.2%

Texas State, (Series 2004), 3.00% TRANs, 8/31/2005	5,000,000	5,023,849

UTAH – 1.1%

Emery County, UT, PCRB (Series 1991), Weekly VRDNs (Pacificorp)/(BNP Paribas LOC)	1,800,000	1,800,000

VERMONT – 2.6%

Vermont Educational and Health Buildings Financing Agency, VHA New England (Series C), Weekly VRDNs (AMBAC LOC)	1,000,000	1,000,000

Vermont Educational and Health Buildings Financing Agency, VHA New England (Series E), Weekly VRDNs (AMBAC LOC)	3,100,000	3,100,000

TOTAL VERMONT		$4,100,000

TOTAL INVESTMENTS – 99.7% (AT AMORTIZED COST)		$157,752,640

OTHER ASSETS AND LIABILITIES – NET – 0.3%		$463,872

TOTAL NET ASSETS – 100%		$158,216,512

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Money Market Fund

At April 30, 2005, the Fund’s portfolio composition was as follows:

Percentage of Total Investments[1]

Commercial Paper	36.0%

U.S. Government Agency Securities	23.6%

Notes - Variable	35.1%

Cash Equivalents[2]	5.3%

TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(2) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

2COMMERCIAL PAPER – 36.0%

ASSET BACKED – 4.9%

[4] Apreco, Inc., 2.977%, 5/26/2005	$42,000,000	$41,913,375

CRC Funding LLC, 2.884%, 5/18/2005	43,000,000	42,941,723

TOTAL ASSET BACKED		$84,855,098

COMMERCIAL BANKS – 2.9%

Citicorp, 3.015%, 6/20/2005	50,000,000	49,791,667

CONSUMER FINANCE – 7.4%

American General Finance Corp., 2.675%, 6/21/2005	77,750,000	77,459,215

HSBC Finance Corp., 2.970%, 6/29/2005	50,000,000	49,756,625

TOTAL CONSUMER FINANCE		$127,215,840

DIVERSIFIED – 3.8%

ChevronTexaco Funding Corp., 2.732%, 5/3/2005	65,000,000	64,990,142

DIVERSIFIED FINANCIAL SERVICES – 2.3%

CIT Group, Inc., 2.981%, 9/13/2005	40,000,000	39,560,500

FOOD & BEVERAGE – 2.2%

Nestle Capital Corp., 2.984%, 7/1/2005	37,000,000	36,814,111

INSURANCE – 7.1%

AIG Funding, Inc., 2.984%, 8/16/2005	48,000,000	47,580,560

Prudential Funding Corp., 2.950%, 6/9/2005	75,000,000	74,760,313

TOTAL INSURANCE		$122,340,873

MEDIA – 2.9%

Gannett Co., Inc., 2.810%, 5/23/2005	50,000,000	49,914,444

PERSONAL CREDIT – 2.5%

American Express Credit Corp., 2.807%, 5/6/2005	42,000,000	41,983,667

TOTAL COMMERCIAL PAPER		$617,466,342

GOVERNMENT AGENCIES – 23.6%

THRIFTS & MORTGAGE FINANCE – 23.6%

Federal Home Loan Mortgage Corp., 3.082%, 10/7/2005	$100,000,000	$100,000,000

FNMA, 2.690%, 9/19/2005	70,000,000	69,262,492

FNMA, 2.776%, 1/9/2006	88,000,000	87,965,528

FNMA, 2.833%, 9/15/2005	75,000,000	74,987,982

FNMA, 3.082%, 12/12/2005	75,000,000	73,462,500

TOTAL GOVERNMENT AGENCIES		$405,678,502

1NOTES - VARIABLE – 35.2%

ASSET BACKED – 0.0%

Bob Sumerel Tire Co., Inc., 3.060%, 5/5/2005	155,000	155,000

CAPITAL MARKETS – 5.1%

Morgan Stanley, 2.980%, 5/2/2005	87,500,000	87,500,000

COMMERCIAL BANKS – 5.1%

Wells Fargo Bank, N.A., 2.960%, 5/24/2005	87,000,000	87,000,000

DIVERSIFIED FINANCIAL SERVICES – 13.3%

CIT Group, Inc., 3.620%, 7/29/2005	52,500,000	52,548,712

Canadian Imperial Bank of Commerce, NY, 2.82%, 5/27/2005	87,500,000	87,481,798

Capital One Funding Corp., Series 1996-H, (JPMorgan Chase Bank, N.A. LOC), 3.030%, 5/5/2005	568,000	568,000

General Electric Capital Corp., 2.94%, 6/13/2005	87,500,000	87,500,000

TOTAL DIVERSIFIED FINANCIAL SERVICES		$228,098,510

FINANCIAL SECURITIES – 5.1%

Sigma Finance, Inc., 2.992%, 6/23/2005	$87,000,000	$86,986,087

PERSONAL CREDIT – 2.5%

American Express Credit Corp., Series MTN, 2.920%, 5/9/2005	44,000,000	44,004,207

PHARMACEUTICALS – 4.1%

Pfizer, Inc., 2.690%, 5/4/2005	70,000,000	70,000,000

TOTAL NOTES - VARIABLE		$603,743,804

REPURCHASE AGREEMENT – 5.3%

Repurchase agreement with State Street Corp., 2.700%, dated 4/29/2005 to be repurchased at $91,272,532 on 5/2/2005, collateralized by a U.S. Treasury Agency Obligation with the maturity of 03/31/2007, collateral market value $92,919,378	$91,252,000	$91,252,000

TOTAL INVESTMENTS – 100.1% (AT AMORTIZED COST)		$1,718,140,648

OTHER ASSETS AND LIABILITIES – NET – (0.1)%		$(705,939)

TOTAL NET ASSETS – 100%		$1,717,434,709

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Prime Money Market Fund

At April 30, 2005, the Fund’s portfolio composition was as follows:

Percentage of Total Investments[1]

Commercial Paper	42.7%

Notes - Variable	27.8%

U.S. Government Agency Securities	20.3%

Cash Equivalents[2]	9.2%

TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(2) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

2COMMERCIAL PAPER – 42.7%

ASSET BACKED – 4.9%

[4] Apreco, Inc., 2.970%, 5/26/2005	$8,000,000	$7,983,500

CRC Funding LLC, 2.870%, 5/18/2005	7,000,000	6,990,513

TOTAL ASSET BACKED		$14,974,013

COMMERCIAL BANKS – 4.5%

Citicorp, 3.000%, 6/20/2005	14,000,000	13,941,667

CONSUMER FINANCE – 8.2%

American General Finance Corp., 2.640%, 6/21/2005	11,000,000	10,958,860

HSBC Finance Corp., 2.970%, 6/29/2005	14,500,000	14,429,421

TOTAL CONSUMER FINANCE		$25,388,281

DIVERSIFIED FINANCIAL SERVICES – 2.1%

CIT Group, Inc., 2.930%, 9/13/2005	6,500,000	6,428,581

FOOD & BEVERAGE – 4.2%

Nestle Capital Corp., 2.965%, 7/1/2005	13,000,000	12,934,688

INSURANCE – 8.5%

AIG Funding, Inc., 2.940%, 8/16/2005	12,000,000	11,895,140

Prudential Funding Corp., 2.950%, 6/9/2005	14,500,000	14,453,660

TOTAL INSURANCE		$26,348,800

MEDIA – 3.2%

Gannett Co., Inc., 2.800%, 5/23/2005	10,000,000	9,982,889

OIL & GAS PRODUCT – 4.5%

ChevronTexaco Funding Corp., 2.730%, 5/3/2005	14,000,000	13,997,877

PERSONAL CREDIT – 2.6%

American Express Credit Corp., 2.800%, 5/6/2005	$8,000,000	$7,996,888

TOTAL COMMERCIAL PAPER		$131,993,684

GOVERNMENT AGENCIES – 20.3%

FEDERAL HOME LOAN MORTGAGE CORPORATION – 4.9%

3.082%, 10/7/2005	15,000,000	15,000,000

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 15.4%

2.690%, 9/19/2005	10,000,000	9,894,642

2.776%, 1/9/2006	12,000,000	11,995,299

2.833%, 9/15/2005	11,000,000	10,998,237

3.280%, 12/12/2005	15,000,000	14,692,500

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$47,580,678

TOTAL GOVERNMENT AGENCIES		$62,580,678

1NOTES - VARIABLE – 27.8%

CAPITAL MARKETS – 4.0%

Morgan Stanley, 2.980%, 5/2/2005	12,500,000	12,500,000

COMMERCIAL BANKS – 4.2%

Wells Fargo Bank, N.A., 2.960%, 5/24/2005	13,000,000	13,000,000

DIVERSIFIED FINANCIAL SERVICES – 10.5%

Canadian Imperial Bank of Commerce, NY, 2.820%, 5/27/2005	12,500,000	12,497,400

CIT Group, Inc., 3.620%, 7/29/2005	$7,500,000	$7,507,006

General Electric Capital Corp., 2.940%, 6/13/2005	12,500,000	12,500,000

TOTAL DIVERSIFIED FINANCIAL SERVICES		$32,504,406

FINANCIAL SERVICES – 3.9%

Sigma Finance, Inc., 2.992%, 6/23/2005	12,000,000	11,998,081

PERSONAL CREDIT – 2.0%

American Express Credit Corp., (Series MTN), 2.920%, 5/9/2005	6,000,000	6,000,574

PHARMACEUTICALS – 3.2%

Pfizer, Inc., 2.690%, 5/4/2005	10,000,000	10,000,000

TOTAL NOTES - VARIABLE		$86,003,061

REPURCHASE AGREEMENT – 9.2%

Repurchase agreement with State Street Corp., 2.700%, dated 4/29/2005 to be repurchased at $28,254,119 on 5/2/2005, collateralized by a U.S. Treasury Agency Obligation with a maturity of 03/31/2007, collateral market value $28,769,848 (at amortized cost)	$28,252,000	$28,252,000

TOTAL INVESTMENTS – 100.0% (AT AMORTIZED COST)		$308,829,423

OTHER ASSETS AND LIABILITIES – NET – 0.0%		$138,132

TOTAL NET ASSETS – 100.0%		$308,967,555

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB New York Tax-Free Money Market Fund

At April 30, 2005, the Fund’s portfolio composition1 was as follows:

Percentage of Total Investments[2]

Refunding Bonds	36.3%

Public Improvements	17.0%

University & College Improvements	8.9%

School Improvements	8.3%

Cash Flow Management	8.2%

Health, Hospitals, Nursing Home Improvements	4.4%

Recreational Facility Improvements	2.9%

Housing	2.8%

Miscellaneous Purposes	2.7%

Retirement Facilities	2.3%

Other	1.9%

Resource Recovery Improvements	1.4%

Refunding Notes	1.3%

State Multi-Family Housing	0.8%

Water Utility Improvements	0.8%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s adviser.

(2) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

3SHORT-TERM MUNICIPALS – 99.7%

NEW YORK – 99.7%

Albany, NY, (GO UT), 3.00% BANs, 6/9/2005	$480,000	$480,655

Albany, NY, (GO UT), 3.00% BANs, 6/9/2005	1,230,000	1,231,680

Averill Park, NY, CSD, (Series A), 4.25% Bonds (FSA INS), 6/15/2005	1,110,000	1,113,442

Clarence, NY, CSD, 3.00% BANs, 6/30/2005	3,000,000	3,006,547

Clinton County, NY, IDA, (Series 2002A), Weekly VRDNs (Champlain Valley Physicians Hospital Medical Center)/(Radian Asset Assurance INS)/(Key Bank, N.A. LIQ)	1,750,000	1,750,000

Dutchess County, NY, IDA, (Series 1998-A), Weekly VRDNs (Marist College)/(Bank of New York LOC)	1,790,000	1,790,000

Erie County, NY, IDA, (Series 1998), Weekly VRDNs (B & G Properties LLC)/(HSBC Bank USA LOC)	910,000	910,000

Erie County, NY, IDA, (Series 2002: Civic Facility Revenue Bonds), Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC)	1,550,000	1,550,000

Herkimer County, NY, IDA, Civic Facility Revenue Bonds, (Series 2000), Weekly VRDNs (Templeton Foundation)/(Key Bank, N.A. LOC)	2,350,000	2,350,000

Herricks, NY, Union Free School District, 3.25% Bonds (State Aid Withholding LOC), 12/1/2005	4,000,000	4,024,950

Huntington, NY, Union Free School District, 3.00% Bonds (State Aid Withholding LOC), 6/26/2005	$3,400,000	$3,405,023

Lindenhurst, NY, Union Free School District, 2.75% Bonds (State Aid Withholding LOC), 6/23/2005	4,000,000	4,004,296

Marlboro, NY, CSD, 3.75% BANs, 4/13/2006, (State Aid Withholding LOC)	5,000,000	5,039,228

Metropolitan Transportation Authority, NY, (Series 2002D-1), Weekly VRDNs (FSA INS)/(Westdeutsche Landesbank AG (Guaranteed) LIQ)	3,500,000	3,500,000

Metropolitan Transportation Authority, NY, (Series 2002D-2), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	4,505,000	4,505,000

Monroe County, NY, IDA, Weekly VRDNs (Fleet National Bank LIQ)/(Radian Group, Inc. LOC)	4,000,000	4,000,000

New York City, NY, IDA, (Series 2000), Weekly VRDNs (National Center on Addiction and Substance Abuse at Columbia University)/(J.P. Morgan Chase Bank, LOC)	3,600,000	3,600,000

New York City, NY, IDA, Revenue Bonds, Weekly VRDNs (Children’s Oncology Society)/(Bank of New York LOC)	1,900,000	1,900,000

New York City, NY, Municipal Water Finance Authority, (Series 2001 F-1), Daily VRDNs (Dexia Credit Local LIQ)	1,200,000	1,200,000

New York City, NY, Municipal Water Finance Authority, (Series 2001 F-2), Weekly VRDNs (J.P. Morgan Chase Bank, LIQ)	$1,100,000	$1,100,000

New York City, NY, Municipal Water Finance Authority, (Series 2003 C-1), Daily VRDNs (State Street Bank and Trust Co. LIQ)	800,000	800,000

New York City, NY, Municipal Water Finance Authority, (Series 5), 2.10% CP (Bayerische Landesbank Girozentrale, Landesbank Hessen-Thueringen, Frankfurt and West LB AG (Guaranteed) LOCs), Mandatory Tender 7/14/2005	1,000,000	1,000,000

New York City, NY, Municipal Water Finance Authority, (Series C), Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	1,200,000	1,200,000

New York City, NY, Municipal Water Finance Authority, (Series F), Daily VRDNs (Bayerische Landesbank LIQ)	800,000	800,000

New York City, NY, Transitional Finance Authority, (1999 Subseries A-2), Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ)	1,500,000	1,500,000

New York City, NY, Weekly VRDNs, (J.P. Morgan Chase Bank, N.A. LOC)	1,400,000	1,400,000

New York City, NY, (Series 1994A-10), Daily VRDNs (J.P. Morgan Chase Bank, N.A. LOC)	1,875,000	1,875,000

New York City, NY, (Series 1994A-5), Daily VRDNs (KBC Bank N.V. LOC)	1,665,000	1,665,000

New York City, NY, (Series 1994E-2), Daily VRDNs (J.P. Morgan Chase Bank, N.A. LOC)	3,800,000	3,800,000

New York City, NY, (Series 1994H-2), Daily VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. SA LIQ)	300,000	300,000

New York City, NY, (Series 1994H-4), Weekly VRDNs (AMBAC INS)/(KBC NV LIQ)	1,200,000	1,200,000

New York City, NY, (Series 1995F-2), Weekly VRDNs (Toronto Dominion LOC)	2,000,000	2,000,000

New York City, NY, (Series 1995F-4), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	1,475,000	1,475,000

New York City, NY, (Series B), 6.10% Bonds, 8/15/2005	3,565,000	3,606,606

New York State Dormitory Authority, (Series 2000), Weekly VRDNs (Glen Eddy, Inc.)/(Fleet National Bank LOC)	2,855,000	2,855,000

New York State Dormitory Authority, Mental Health Services, (2003 Subseries D-2D), Weekly VRDNs (New York State)/(AMBAC INS)/(Landesbank Baden-Wuerttemberg LIQ)	5,460,000	5,460,000

New York State Dormitory Authority, (Series F-1), 4.00% Bonds, 2/15/2006	1,140,000	1,154,855

New York State, HFA, Weekly VRDNs (Special Surgery Hospital)/(J.P. Morgan Chase Bank, LOC)	4,000,000	4,000,000

New York State HFA, Service Contract Revenue Bonds (Series 2003B), Weekly VRDNs (BNP Paribas SA LOC)	4,200,000	4,200,000

New York State Local Government Assistance Corp., (Series 1993A), Weekly VRDNs (Bayerische Landesbank Girozentrale and WestLB AG (Guaranteed) LOCs)	$4,900,000	$4,900,000

New York State Local Government Assistance Corp., (Series 1995B), Weekly VRDNs (Bank of Nova Scotia, Toronto LOC)	2,142,000	2,142,000

New York State Power Authority, 2.15% TOBs (Dexia Credit Local LIQ), Optional Tender 9/1/2005	2,000,000	2,000,000

New York, NY, 5.75% Bonds, 2/1/2006 (@101.5)	1,780,000	1,847,255

Onondaga County, NY, IDA, (Series 1999A), Weekly VRDNs (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC)	2,653,000	2,653,000

Ontario County, NY, IDA, (Series 2003A), Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC)	3,800,000	3,800,000

Orange County, NY, IDA, (Series 2002), Weekly VRDNs (Horton Medical Center)/(FSA INS)/(Fleet National Bank LIQ)	1,130,000	1,130,000

Pittsford, NY, CSD, 3.00% BANs, 10/14/2005, (State Aid Withholding LOC)	2,655,000	2,669,227

Port Authority of New York and New Jersey, Equipment Note Agreement, (Series 2002-2), Weekly VRDNs	4,000,000	4,000,000

Riverhead, NY, IDA, IDRB, (Series 1998), Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Mellon Bank NA, Pittsburgh LOC)	1,500,000	1,500,000

Rockland County, NY, Tax Anticipation Note, 3.50% TANs, 3/23/2006	5,000,000	5,041,353

Schalmont, NY, CSD, 2.00% BANs, 6/16/2005, (State Aid Withholding LOC)	5,000,000	5,000,000

Seneca County, NY, IDA, (Series 2000), Weekly VRDNs (Kidspeace National Centers of New York, Inc.)/(Key Bank, N.A. LOC)	2,120,000	2,120,000

Suffolk County, NY, IDA, (Series 1997B), Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC)	1,770,000	1,770,000

Triborough Bridge & Tunnel Authority, NY, Weekly VRDNs (Dexia Credit Local LIQ)	4,600,000	4,600,000

Triborough Bridge & Tunnel Authority, NY, (Series 2001B), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	1,200,000	1,200,000

Triborough Bridge & Tunnel Authority, NY, (Series 2001C), Weekly VRDNs (AMBAC LOC)/(Bayerische Landesbank SA LIQ)	2,800,000	2,800,000

Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds, (Series 2000D), Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London SA LIQ)	490,000	490,000

Warwick Valley, NY, CSD, 3.00% Bonds (FGIC INS), 6/15/2005	1,000,000	1,001,073

Yonkers, NY, IDA, Civic Facility Revenue Bonds, (Series 1994), Weekly VRDNs (Consumers Union of United States, Inc.)/(AMBAC INS)/(Bank of New York LIQ)	1,539,355	1,539,355

TOTAL INVESTMENTS – 99.7% (AT AMORTIZED COST)		$142,955,545

OTHER ASSETS AND LIABILITIES – NET – 0.3%		$501,009

TOTAL NET ASSETS – 100%		$143,456,554

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Pennsylvania Tax-Free Money Market Fund

At April 30, 2005, the Fund’s portfolio composition1 was as follows:

Percentage of Total Investments[2]

Refunding Bonds	37.2%

Miscellaneous Purposes	10.7%

University & College Improvements	10.2%

Health, Hospital, Nursing Home Improvements	8.3%

Recreational Facility Improvements	5.9%

School Improvements	5.4%

Other	5.2%

Public Improvements	4.6%

State Single Family Housing	4.3%

Industrial Improvements	3.6%

Water Utility Improvements	3.6%

Economic Improvements	1.0%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s adviser.

(2) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

3SHORT-TERM MUNCIPALS – 100.2%

PENNSYLVANIA – 100.2%

Allegheny County, PA, HDA, Refunding Revenue Bonds Weekly VRDNs (FNMA LIQ)/(FNMA LOC)	$700,000	$700,000

Allegheny County, PA, Higher Education Building Authority, (Series 1998) Daily VRDNs (Carnegie Mellon University)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	800,000	800,000

Allegheny County, PA, IDA Weekly VRDNs (Western PA Humane Society)/(National City Bank, Pennsylvania LOC)	600,000	600,000

Allegheny County, PA, IDA, 1.85% TOBs (Children’s Museum of Pittsburgh)/(PNC Bank, N.A. LOC), Mandatory Tender 10/1/2005	500,000	500,000

Allegheny County, PA, (Series C-44), 5.375% Bonds (FGIC INS), 6/1/2005 (@100)	175,000	175,502

Allentown, PA, Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/(Wachovia Bank N.A. LOC)	200,000	200,000

Beaver County, PA, IDA, Refunding Revenue Bond Weekly VRDNs (BP PLC)	950,000	950,000

Bucks County, PA, IDA, Revenue Bonds Weekly VRDNs (SHV Real Estate, Inc.)/(ABN AMRO Bank NV, New York LOC)	900,000	900,000

Chester County, PA, HEFA, Revenue Bonds Weekly VRDNs (Barclay Friends)/(Wachovia Bank N.A. LOC)	115,000	115,000

Chester County, PA, IDA, (Series of 2001) Daily VRDNs (Archdiocese of Philadelphia)/(Wachovia Bank N.A. LOC)	$1,950,000	$1,950,000

Chester County, PA, IDA, The Woods Project Weekly VRDNs (PNC Bank, N.A. LOC)	360,000	360,000

Corry, PA, Area School District, Refunding Revenue Bonds, 5.00% Bonds (FGIC INS), 12/15/2005	750,000	762,958

Cumberland County, PA, Municipal Authority, (Series 2003-B), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC)	900,000	900,000

Dallastown Area School District, PA, (Series 1998), Weekly VRDNs (FGIC INS)/(BNP Paribas LIQ)	460,000	460,000

Delaware County, PA, IDA, Refunding Revenue Bonds Weekly VRDNs (GE Capital Corp)	430,000	430,000

Delaware County, PA, IDA, Revenue Bonds Weekly VRDNs (GE Capital Corp)	500,000	500,000

Delaware County, PA, IDA, Scott Paper Co. Weekly VRDNs	500,000	500,000

Delaware Valley, PA, Regional Finance Authority Weekly VRDNs (Toronto Dominion Bank LOC)	900,000	900,000

Delaware Valley, PA, Regional Finance Authority, (Series A), Weekly VRDNs (Toronto Dominion Bank LOC)	900,000	900,000

Downingtown, PA, 3.00% Bonds (FSA INS), 1/15/2006	275,000	276,731

Erie County, PA, Hospital Authority, (Series 1998B) Daily VRDNs (Hamot Health Foundation)/(AMBAC INS)/(National City Bank, PA LIQ)	$600,000	$600,000

Harrisburg, PA, Water Authority, Refunding Revenue Bond, (Series A), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	235,000	235,000

Lakeview, PA, School District, 5.50% Bonds (FGIC INS), 8/1/2005 (@100)	500,000	504,085

Lancaster, PA, Higher Education Authority, (Series 1997), Weekly VRDNs (Franklin and Marshall College Project)/(J.P. Morgan Chase Bank, N.A. LIQ)	690,000	690,000

Lehigh County, PA, IDA Weekly VRDNs (Wachovia Bank N.A. LOC)	560,000	560,000

Montgomery County, PA, IDA, Revenue Bonds Monthly VRDNs (ABN AMRO Bank NV, LOC)	1,060,000	1,060,000

Mt. Lebanon, PA, 3.00% Bonds, 7/29/2005	500,000	501,026

Pennsylvania State Higher Education Facilities Authority, (Series I-4), Weekly VRDNs (Messiah College)/(PNC Bank, N.A. LOC)	300,000	300,000

Pennsylvania State Higher Education Facilities Authority, (Series O), 3.25% TOBs (National City Bank, Pennsylvania LOC), Mandatory Tender 11/1/2005	300,000	301,670

Pennsylvania State Higher Education Facilities Authority, College & University Revenue Bonds, 2.75% TOBs (Council of Independent Colleges and Universities), (PNC Bank, N.A. LOC), Mandatory Tender 4/1/2006	625,000	625,000

Pennsylvania State Turnpike Commission, (Series Q of 1998) Daily VRDNs – (West LB AG, Bayerische Landesbank, Landesbank Baden Wuerttemberg LIQ)	1,000,000	1,000,000

Pennsylvania State University, (Series A), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	300,000	300,000

Pennsylvania State, (UT GO), BONDS, 5.00% Bonds (AMBAC INS), 11/15/2005 (@101.5)	450,000	463,711

Philadelphia, PA, Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC)	$700,000	$700,000

Philadelphia, PA, Gas Works, (Series A-2), Weekly VRDNs (Bank of Nova Scotia and J.P. Morgan Chase Bank, LOCs)	500,000	500,000

Philadelphia, PA, Water & Wastewater System, (Series B), Weekly VRDNs (AMBAC LOC)/(KBC Bank N.V. LIQ)	300,000	300,000

Schuylkill County, PA, (GO UT), Weekly VRDNs (AMBAC LOC)/(Wachovia Bank N.A. LIQ)	80,000	80,000

Spring Ford, PA, School District, UT GO, 3.00% Bonds (FSA INS), 9/1/2005	500,000	501,480

State Public School Building Authority, PA, 3.00% Bonds (AMBAC INS), 7/15/2005	250,000	250,497

State Public School Building Authority, PA, (Series F), 5.50% Bonds (Westmoreland County, PA Community College)/(MBIA Insurance Corp. INS), 10/15/2005 (@100)	400,000	406,773

University of Pittsburgh, (Series 2000A), Weekly VRDNs (BNP Paribus LIQ)	400,000	400,000

University of Pittsburgh, (Series 2000B), Weekly VRDNs (Lloyds TSB Bank PLC LIQ)	240,000	240,000

York, PA, General Authority, Revenue Bonds Weekly VRDNs (Wachovia Bank N.A. LIQ)/(AMBAC LOC)	20,000	20,000

York, PA, General Authority, Revenue Bonds Weekly VRDNs (Wachovia Bank N.A. LIQ)/(AMBAC LOC)	100,000	100,000

TOTAL INVESTMENTS – 100.2% (AT AMORTIZED COST)		$23,519,433

OTHER ASSETS AND LIABILITIES – NET – (0.2)%		$(35,269)

TOTAL NET ASSETS – 100%		$23,484,164

See Notes to Portfolios of Investments

The categories of investments are shown as a percentage of total net assets at April 30, 2005.

(1) Denotes variable rate securities with current rate and next demand date.

(2) Each issue, with the exception of variable rate securities, shows the coupon or rate of discount at the time of purchase, if applicable.

(3) At April 30, 2005, 1.7% of the total investments at market value were subject to alternative minimum tax for New York Tax-Free Money Market Fund (percentage is unaudited). At April 30, 2005, the Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund held no securities that were subject to the federal alternative minimum tax.

(4) Denotes a restricted security including securities purchased under Rule 144A of the Security Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the funds’ Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $41,913,375 for Money Market Fund and $7,983,500 for Prime Money Market Fund, which represents 2.4% and 2.6% of total net assets, respectively.

The following acronyms are used throughout this report:

AMBAC – American Municipal Bond Assurance Corporation	IDA – Industrial Development Authority
BANs – Bond Anticipation Notes	IDB – Industrial Development Bond
COL – Collateralized	IDC – Industrial Development Corporation
CP – Commercial Paper	IDRB – Industrial Development Revenue Bond
CSD – Central School District	INS – Insured
EDA – Economic Development Authority	LIQ – Liquidity Agreement
EDFA – Economic Development Financing Authority	LOC(s) – Letter(s) of Credit
FGIC – Financial Guaranty Insurance Corporation	MTN – Medium Term Note
FNMA – Federal National Mortgage Association	PCRBs – Pollution Control Revenue Bonds
FSA – Financial Security Assurance	RANs – Revenue Anticipation Notes
GDR – Global Depositary Receipt	TANs – Tax Anticipation Notes
GO – General Obligation	TOBs – Tender Option Bonds
GTD – Guaranteed	TRANs – Tax and Revenue Anticipation Notes
HDA – Hospital Development Authority	UT – Unlimited Tax
HEFA – Health and Education Facilities Authority	VHA – Veterans Housing Administration
HFA – Housing Finance Agency	VRDNs – Variable Rate Demand Notes

MTB Fund	Cost of Investments for Federal Tax Purposes

U.S. Treasury Money Market Fund	$850,966,314*
U.S. Government Money Market Fund	1,999,092,118*
Tax-Free Money Market Fund	157,752,640*
Money Market Fund	1,718,140,648*
Prime Money Market Fund	308,829,423*
New York Tax-Free Money Market Fund	142,955,545*
Pennsylvania Tax-Free Money Market Fund	23,519,433*

*at amortized cost

(See Notes which are an integral part of the Financial Statements)

STATEMENTS OF ASSETS LIABILITIES

April 30, 2005	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund

ASSETS:
Investments in repurchase agreements	$ 374,143,000	$ 350,757,000
Investments in securities	476,823,314	1,648,335,118
TOTAL INVESTMENTS IN SECURITIES, AT AMORTIZED COST AND VALUE	850,966,314	1,999,092,118

Cash	1,077,683	567
Income receivable	226,080	2,355,402
Receivable for shares sold	--	--

TOTAL ASSETS	852,270,077	2,001,448,087

LIABILITIES:
Income distribution payable	1,352,181	4,003,536
Payable for shares redeemed	997,801	--
Payable for transfer and dividend disbursing agent fees and expenses	17,979	25,881
Payable for trustees’ fees	682	77
Payable for audit fees	13,265	12,149
Payable to bank	--	--
Payable for portfolio accounting fees	68,434	171,660
Payable for distribution services fee (Note 5)	31,888	50,300
Payable for shareholder services fee (Note 5)	39,211	180
Accrued expenses	43,808	29,792

TOTAL LIABILITIES	2,565,249	4,293,575

NET ASSETS	$ 849,704,828	$ 1,997,154,512

NET ASSETS CONSIST OF:

Paid in capital	$ 849,706,889	$ 1,997,155,550
Accumulated net realized loss on investments	(33)	--
Undistributed (distributions in excess of) net investment income	(2,028)	(1,038)

TOTAL NET ASSETS	$ 849,704,828	$ 1,997,154,512

Class A Shares	$ 152,536,175	$ 877,578

Class B Shares	$ --	$ --

Class S Shares	$ 19,603,063	$ --

Institutional Shares	$ --	$ --

Institutional I Shares	$ 294,260,454	$ 1,210,016,878

Institutional II Shares	$ 383,305,136	$ 786,260,056

SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED:
Class A Shares	152,541,004	877,397

Class B Shares	--	--

Class S Shares	19,602,540	--

Institutional Shares	--	--

Institutional I Shares	294,198,508	1,210,099,796

Institutional II Shares	383,404,398	786,285,308

Tax-Free Money Market Fund	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund

$ --	$ 91,252,000	$ 28,252,000	$ --	$ --
157,752,640	1,626,888,648	280,577,423	142,955,545	23,519,433

157,752,640	1,718,140,648	308,829,423	142,955,545	23,519,433
--	661	256	--	--
743,407	2,206,673	316,508	837,674	87,999
--	263,179	346,272	1,866	--

158,496,047	1,720,611,161	309,492,459	143,795,085	23,607,432

177,407	2,326,522	419,001	82,842	32,138
--	185,829	21,775	3,251	--
19,030	102,600	3,626	10,395	10,851
1,249	--	981	645	148
13,233	11,560	12,912	12,479	12,565
23,286	--	--	170,225	59,096
16,157	150,614	27,411	15,326	5,156
5,372	144,078	--	--	--
11,445	190,867	17,594	31,270	87
12,356	64,382	21,604	12,098	3,227

279,535	3,176,452	524,904	338,531	123,268

$ 158,216,512	$ 1,717,434,709	$ 308,967,555	$ 143,456,554	$ 23,484,164

$ 158,217,917	$ 1,717,447,066	$ 308,970,707	$ 143,457,098	$ 23,484,156
(1,443)	(11,291)	(2,927)	(340)	(27)
38	(1,066)	(225)	(204)	35

$ 158,216,512	$ 1,717,434,709	$ 308,967,555	$ 143,456,554	$ 23,484,164

$ 54,013,243	$ 771,286,367	$ --	$ 116,150,479	$ 832,349

$ --	$ 170,752	$ --	$ --	$ --

$ --	$ 47,094,075	$ --	$ --	$ --

$ --	$ 8,578,746	$ 308,967,555	$ --	$ --

$ 62,563,022	$ 563,829,478	$ --	$ 27,306,075	$ 20,758,026

$ 41,640,247	$ 326,475,291	$ --	$ --	$ 1,893,789

54,023,556	771,539,908	--	116,151,338	832,341

--	170,281	--	--	--

--	46,894,263	--	--	--

--	8,578,916	308,973,265	--	--

62,575,136	563,806,041	--	27,305,520	20,759,281

41,631,227	326,485,152	--	--	1,892,534

	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share
Class A Shares	$ 1.00	$ 1.00

Class B Shares	$ --	$ --

Class S Shares	$ 1.00	$ --

Institutional Shares	$ --	$ --

Institutional I Shares	$ 1.00	$ 1.00

Institutional II Shares	$ 1.00	$ 1.00

See Notes which are an integral part of the Financial Statements

Tax-Free Money Market Fund	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund

$ 1.00	$ 1.00	$ --	$ 1.00	$ 1.00

$ --	$ 1.00	$ --	$ --	$ --

$ --	$ 1.00	$ --	$ --	$ --

$ --	$ 1.00	$ 1.00	$ --	$ --

$ 1.00	$ 1.00	$ --	$ 1.00	$ 1.00

$ 1.00	$ 1.00	$ --	$ --	$ 1.00

STATEMENT OF OPERATIONS

Year Ended April 30, 2005	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund

INVESTMENT INCOME:
Interest	$ 13,750,444	$ 40,405,676

EXPENSES:
Investment advisory fee (Note 5)	3,957,312	10,795,717
Administrative personnel and services fee (Note 5)	521,591	1,419,477
Custodian fees	28,133	60,968
Transfer and dividend disbursing agent fees and expenses (Note 5)	73,065	84,230
Trustees’ fees	13,582	17,701
Auditing fees	50,980	22,086
Legal fees	5,494	10,295
Portfolio accounting fees	254,948	796,734
Distribution services fee--Class A Shares (Note 5)	390,681	2,307
Distribution services fee--Class B Shares (Note 5)	--	--
Distribution services fee--Class S Shares (Note 5)	45,876	--
Distribution services fee--Institutional Shares (Note 5)	--	--
Distribution services fee--Institutional II Shares (Note 5)	877,504	2,446,729
Shareholder services fee--Class A Shares (Note 5)	390,681	2,307
Shareholder services fee--Class B Shares (Note 5)	--	--
Shareholder services fee--Class S Shares (Note 5)	45,877	--
Shareholder services fee--Institutional Shares (Note 5)	--	--
Shareholder services fee--Institutional I Shares (Note 5)	698,770	3,031,958
Share registration costs	22,838	10,657
Printing and postage	35,278	19,851
Insurance premiums	59,829	87,199
Miscellaneous	32,156	58,786

TOTAL EXPENSES	7,504,595	18,867,002

WAIVERS AND REIMBURSEMENTS:
Waiver of investment advisory fee (Note 5)	(1,206,367)	(3,821,490)
Waiver of portfolio accounting fees	(75,470)	(208,460)
Waiver of distribution services fee--Class A Shares (Note 5)	(385,596)	(2,088)
Waiver of distribution services fee--Class B Shares (Note 5)	--	--
Waiver of distribution services fee--Class S Shares (Note 5)	(38,511)	--
Waiver of distribution services fee--Institutional Shares (Note 5)	--	--
Waiver of distribution services fee--Institutional II Shares (Note 5)	(561,603)	(1,761,645)
Waiver of shareholder services fee--Class A Shares (Note 5)	(113,082)	(120)
Waiver of shareholder services fee--Class B Shares (Note 5)	--	--
Waiver of shareholder services fee--Class S Shares (Note 5)	--	--
Waiver of shareholder services fee--Institutional Shares (Note 5)	--	--
Waiver of shareholder services fee--Institutional I Shares (Note 5)	(642,869)	(3,031,958)
Reimbursement of other operating expenses (Note 5)	--	--

TOTAL WAIVERS AND REIMBURSEMENTS	(3,023,498)	(8,825,761)

Net expenses	4,481,097	10,041,241

Net investment income	9,269,347	30,364,435

Net realized gain (loss) on investments	--	--

Change in net assets resulting from operations	$ 9,269,347	$ 30,364,435

See Notes which are an integral part of the Financial Statements

Tax-Free Money Market Fund	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund

$ 2,510,227	$ 35,362,911	$ 5,407,624	$ 2,571,366	$ 327,486

813,678	9,291,279	1,398,722	833,120	103,727
107,174	1,222,658	184,590	109,457	13,678
9,037	56,407	13,651	8,234	1,076
46,905	392,459	6,415	33,317	37,870
9,867	17,057	9,628	9,242	8,032
11,327	98,273	8,810	20,328	12,665
6,453	6,374	5,973	5,306	6,078
66,067	644,666	105,624	62,307	11,485
130,117	2,129,357	--	315,487	986
--	1,666	--	--	--
--	138,287	--	--	--
--	15,451	711,996	--	--
114,847	898,446	--	--	3,820
130,117	2,129,357	--	315,487	986
--	556	--	--	--
--	138,287	--	--	--
--	15,451	711,996	--	--
168,619	1,536,083	--	107,064	47,964
32,611	3,321	10,792	31,687	42,262
8,796	129,421	17,809	15,288	6,477
21,848	68,502	18,355	17,975	10,710
6,455	46,025	3,457	4,420	4,301

1,683,918	18,979,383	3,207,818	1,888,719	312,117

(478,383)	(4,051,548)	(702,160)	(351,550)	(103,727)
(15,773)	(178,425)	(26,282)	(16,235)	(2,008)
(124,646)	(1,549,575)	--	(315,487)	(986)
--	(716)	--	--	--
--	--	--	--	--
--	(15,451)	(711,996)	--	--
(82,690)	(646,881)	--	--	(3,815)
(7,775)	--	--	(86,613)	(311)
--	(152)	--	--	--
--	--	--	--	--
--	(3,708)	(598,077)	--	--
(168,618)	(1,536,083)	--	(38,543)	(47,818)
--	--	--	--	(28,066)

(877,885)	(7,982,539)	(2,038,515)	(808,428)	(186,731)

806,033	10,996,844	1,169,303	1,080,291	125,386

1,704,194	24,366,067	4,238,321	1,491,075	202,100

--	2,413	(177)	(340)	--

$ 1,704,194	$ 24,368,480	$ 4,238,144	$ 1,490,735	$ 202,100

STATEMENTS OF CHANGES IN NET ASSETS

	U.S. Treasury Money Market Fund

	Year Ended April 30,
	2005	2004

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$ 9,269,347	$ 3,776,741
Net realized gain (loss) on investments	--	--

Change in net assets resulting from operations	9,269,347	3,776,741

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(1,658,830)	(1,624,606)
Class B Shares	--	--
Class S Shares	(179,061)	(42,212)
Institutional Shares	--	--
Institutional I Shares	(3,470,159)	(985,048)
Institutional II Shares	(3,961,390)	(1,121,836)

Change in net assets resulting from distributions to shareholders	(9,269,440)	(3,773,702)

SHARE TRANSACTIONS:
Proceeds from sale of shares	3,356,360,119	4,884,676,615
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Treasury Money Market Portfolio	--	414,957,553
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Treasury Cash Management Portfolio	--	37,662,151
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Government Cash Management Portfolio	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Tax-Free Cash Management Portfolio	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Money Market Portfolio	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Prime Cash Management Portfolio	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	774,467	284,908
Cost of shares redeemed	(3,313,511,043)	(5,171,599,869)

Change in net assets resulting from share transactions	43,623,543	165,981,358

Change in net assets	43,623,450	165,984,397
NET ASSETS:
Beginning of period	806,081,378	640,096,981

End of period	$ 849,704,828	$ 806,081,378

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (2,028)	$ (45,103)

See Notes which are an integral part of the Financial Statements

U.S. Government Money Market Fund		Tax-Free Money Market Fund		Money Market Fund		Prime Money Market Fund

Year Ended April 30,		Year Ended April 30,		Year Ended April 30,		Year Ended April 30,
2005	2004	2005	2004	2005	2004	2005	2004

$ 30,364,435	$ 14,114,726	$ 1,704,194	$ 937,343	$ 24,366,067	$ 9,690,438	$ 4,238,321	$ 1,796,519
--	--	--	--	2,413	--	(177)	--

30,364,435	14,114,726	1,704,194	937,343	24,368,480	9,690,438	4,238,144	1,796,519

(11,201)	(128,272)	(461,486)	(197,712)	(9,608,084)	(4,684,093)	--	--
--	--	--	--	(1,822)	(178)	--	--
--	--	--	--	(530,293)	(121,346)	--	--
--	--	--	--	(87,960)	(17,900)	(4,238,555)	(1,830,953)
(17,548,293)	(9,028,980)	(762,539)	(470,868)	(9,087,482)	(3,156,416)	--	--
(12,806,354)	(4,959,231)	(480,148)	(268,786)	(5,050,964)	(1,738,764)	--	--

(30,365,848)	(14,116,483)	(1,704,173)	(937,366)	(24,366,605)	(9,718,697)	(4,238,555)	(1,830,953)

4,426,880,243	4,676,020,526	306,489,011	313,287,302	6,906,841,526	8,163,415,103	1,369,187,334	778,833,498
--	--	--	--	--	--	--	--
--	--	--	--	--	--	--	--
--	856,436,291	--	--	--	--	--	--
--	--	--	11,848,522	--	--	--	--
--	--	--	--	--	1,028,939,384	--	--
--	--	--	--	--	61,893,805	--	--
67,519	313,597	462,270	215,601	6,853,144	3,036,354	1,669,378	582,947
(5,120,343,592)	(4,404,307,573)	(301,617,035)	(358,122,327)	(7,235,356,284)	(8,542,591,890)	(1,311,659,539)	(778,422,745)

(693,395,830)	1,128,462,841	5,334,246	(32,770,902)	(321,661,614)	714,692,756	59,197,173	993,700

(693,397,243)	1,128,461,084	5,334,267	(32,770,925)	(321,659,739)	714,664,497	59,196,762	959,266

2,690,551,755	1,562,090,671	152,882,245	185,653,170	2,039,094,448	1,324,429,951	249,770,793	248,811,527

$ 1,997,154,512	$ 2,690,551,755	$ 158,216,512	$ 152,882,245	$ 1,717,434,709	$ 2,039,094,448	$ 308,967,555	$ 249,770,793

$ (1,038)	$ (2,015)	$ 38	$ 17	$ (1,066)	$ (528)	$ (225)	$ 9

	New York Tax-Free Money Market Fund		Pennsylvania Tax-Free Money Market Fund

	Year Ended April 30,		Year Ended April 30,
	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$ 1,491,075	$ 829,751	$ 202,100	$ 81,735
Net realized gain (loss) on investments	(340)	6,346	--	--

Change in net assets resulting from operations	1,490,735	836,097	202,100	81,735

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(1,109,887)	(738,522)	(3,365)	(329)
Institutional I Shares	(380,979)	(91,404)	(183,147)	(73,095)
Institutional II Shares	--	--	(15,589)	(8,274)
Distributions from net realized gain on investments
Class A Shares	(5,017)	--	--	--
Institutional I Shares	(1,627)	--	--	--

Change in net assets resulting from distributions to shareholders	(1,497,510)	(829,926)	(202,101)	(81,698)

SHARE TRANSACTIONS:
Proceeds from sale of shares	328,651,367	11,860,721,436	50,151,697	74,801,868
Net asset value of shares issued to shareholders in payment of distributions declared	827,799	497,227	3,365	278
Cost of shares redeemed	(349,332,461)	(11,889,767,149)	(42,925,436)	(75,439,563)

Change in net assets resulting from share transactions	(19,853,295)	(28,548,486)	7,229,626	(637,417)

Change in net assets	(19,860,070)	(28,542,315)	7,229,625	(637,380)
NET ASSETS:
Beginning of period	163,316,624	191,858,939	16,254,539	16,891,919

End of period	$ 143,456,554	$ 163,316,624	$ 23,484,164	$ 16,254,539

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (204)	$ (105)	$ 35	$ 36

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Total from Investment Operations	Distributions from Net Investment Income	Net Asset Value, end of period

U.S. TREASURY MONEY MARKET FUND – CLASS A SHARES

2001	$ 1.00	0.05	0.05	(0.05)	$ 1.00
2002	$ 1.00	0.02	0.02	(0.02)	$ 1.00
2003	$ 1.00	0.01	0.01	(0.01)	$ 1.00
2004	$ 1.00	0.004(c)	0.004	(0.004)	$ 1.00
2005	$ 1.00	0.011	0.011	(0.011)	$ 1.00
U.S. TREASURY MONEY MARKET FUND – CLASS S SHARES

2001	$ 1.00	0.05	0.05	(0.05)	$ 1.00
2002	$ 1.00	0.02	0.02	(0.02)	$ 1.00
2003	$ 1.00	0.01	0.01	(0.01)	$ 1.00
2004	$ 1.00	0.002(c)	0.002	(0.002)	$ 1.00
2005	$ 1.00	0.010	0.010	(0.010)	$ 1.00
U.S. TREASURY MONEY MARKET FUND – INSTITUTIONAL I SHARES

2004(d)	$ 1.00	0.003(c)	0.003	(0.003)	$ 1.00
2005	$ 1.00	0.012	0.012	(0.012)	$ 1.00
U.S. TREASURY MONEY MARKET FUND – INSTITUTIONAL II SHARES

2004(d)	$ 1.00	0.003(c)	0.003	(0.003)	$ 1.00
2005	$ 1.00	0.012	0.012	(0.012)	$ 1.00
U.S. GOVERNMENT MONEY MARKET FUND – CLASS A SHARES

2001	$ 1.00	0.06	0.06	(0.06)	$ 1.00
2002	$ 1.00	0.02	0.02	(0.02)	$ 1.00
2003	$ 1.00	0.01	0.01	(0.01)	$ 1.00
2004	$ 1.00	0.005(c)	0.005	(0.005)	$ 1.00
2005	$ 1.00	0.012	0.012	(0.012)	$ 1.00
U.S. GOVERNMENT MONEY MARKET FUND – INSTITUTIONAL I SHARES

2001	$ 1.00	0.06	0.06	(0.06)	$ 1.00
2002	$ 1.00	0.03	0.03	(0.03)	$ 1.00
2003	$ 1.00	0.01	0.01	(0.01)	$ 1.00
2004	$ 1.00	0.007(c)	0.007	(0.007)	$ 1.00
2005	$ 1.00	0.014	0.014	(0.014)	$ 1.00
U.S. GOVERNMENT MONEY MARKET FUND – INSTITUTIONAL II SHARES

2001	$ 1.00	0.06	0.06	(0.06)	$ 1.00
2002	$ 1.00	0.02	0.02	(0.02)	$ 1.00
2003	$ 1.00	0.01	0.01	(0.01)	$ 1.00
2004	$ 1.00	0.006(c)	0.006	(0.006)	$ 1.00
2005	$ 1.00	0.014	0.014	(0.014)	$ 1.00

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total Returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) Based on average shares oustanding.

(d) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(e) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

	Ratios to Average Net Assets

Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

5.60%	0.59%	5.45%	0.09%	$ 790,307
2.38%	0.59%	2.27%	0.09%	$ 741,357
0.93%	0.61%	0.93%	0.09%	$ 622,086
0.39%	0.61%	0.40%	0.32%	$ 148,182
1.07%	0.65%	1.06%	0.48%	$ 152,536

5.34%	0.84%	5.26%	0.09%	$ 21,070
2.12%	0.84%	2.03%	0.09%	$ 26,138
0.68%	0.86%	0.70%	0.09%	$ 18,011
0.22%	0.77%	0.22%	0.32%	$ 16,013
0.95%	0.76%	0.98%	0.37%	$ 19,603

0.33%	0.47%(e)	0.47%(e)	0.43%(e)	$ 288,113
1.23%	0.49%	1.24%	0.39%	$ 294,260

0.28%	0.54%(e)	0.40%(e)	0.36%(e)	$ 353,773
1.16%	0.56%	1.13%	0.32%	$ 383,305

5.75%	0.63%	5.62%	0.83%	$ 119,725
2.39%	0.65%	2.46%	0.85%	$ 79,396
1.02%	0.66%	1.03%	0.83%	$ 70,506
0.46%	0.65%	0.54%	0.26%	$ 649
1.19%	0.69%	1.23%	0.42%	$ 878

6.00%	0.40%	5.82%	0.58%	$ 1,243,512
2.63%	0.42%	2.56%	0.60%	$ 1,327,751
1.25%	0.43%	1.26%	0.56%	$ 1,232,568
0.69%	0.42%	0.69%	0.37%	$ 1,255,603
1.45%	0.43%	1.45%	0.43%	$ 1,210,017

5.92%	0.47%	5.69%	0.58%	$ 166,335
2.55%	0.49%	2.35%	0.60%	$ 262,495
1.18%	0.50%	1.17%	0.56%	$ 259,017
0.62%	0.48%	0.59%	0.38%	$ 1,434,300
1.38%	0.49%	1.31%	0.36%	$ 786,260

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

TAX FREE MONEY MARKET FUND – CLASS A SHARES

2001	$ 1.00	0.03	--	0.03	(0.03)	--	(0.03)
2002	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$ 1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$ 1.00	0.009	--	0.009	(0.009)	--	(0.009)
TAX-FREE MONEY MARKET FUND – INSTITUTIONAL I SHARES

2001	$ 1.00	0.04	--	0.04	(0.04)	--	(0.04)
2002	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$ 1.00	0.006	--	0.006	(0.006)	--	(0.006)
2005	$ 1.00	0.011	--	0.011	(0.011)	--	(0.011)
TAX-FREE MONEY MARKET FUND – INSTITUTIONAL II SHARES

2001	$ 1.00	0.04	--	0.04	(0.04)	--	(0.04)
2002	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$ 1.00	0.005	--	0.005	(0.005)	--	(0.005)
2005	$ 1.00	0.011	--	0.011	(0.011)	--	(0.011)
MONEY MARKET FUND – CLASS A SHARES

2001	$ 1.00	0.06	--	0.06	(0.06)	--	(0.06)
2002	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	--	0.01	(0.01)	(0.00)(c)	(0.01)
2004	$ 1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$ 1.00	0.012	0.000(f)	0.012	(0.012)	--	(0.012)
MONEY MARKET FUND – CLASS B SHARES

2004(d)	$ 1.00	0.001	--	0.001	(0.001)	--	(0.001)
2005	$ 1.00	0.009	0.000(f)	0.009	(0.009)	--	(0.009)
MONEY MARKET FUND – CLASS S SHARES

2001	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)
2002	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	--	0.01	(0.01)	(0.00)(c)	(0.01)
2004	$ 1.00	0.002	--	0.002	(0.002)	--	(0.002)
2005	$ 1.00	0.010	0.000(f)	0.010	(0.010)	--	(0.010)
MONEY MARKET FUND – INSTITUTIONAL SHARES

2002(g)	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2003	$ 1.00	0.01	--	0.01	(0.01)	(0.00)(c)	(0.01)
2004	$ 1.00	0.005	--	0.005	(0.005)	--	(0.005)
2005	$ 1.00	0.013	0.000(f)	0.013	(0.013)	--	(0.013)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

(c) Represents less than $0.01.

(d) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(e) Computed on an annualized basis.

(f) Represents less than $0.001.

(g) Reflects operations for the period from September 4, 2001 (date of initial public investment) to April 30, 2002.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets

Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

$ 1.00	3.50%	0.59%	3.46%	0.84%	$ 38,358
$ 1.00	1.54%	0.60%	1.49%	0.86%	$ 49,232
$ 1.00	0.77%	0.62%	0.77%	0.92%	$ 40,706
$ 1.00	0.40%	0.62%	0.40%	0.48%	$ 51,778
$ 1.00	0.89%	0.64%	0.89%	0.55%	$ 54,013

$ 1.00	3.73%	0.36%	3.67%	0.59%	$ 62,052
$ 1.00	1.77%	0.37%	1.73%	0.61%	$ 69,275
$ 1.00	1.00%	0.39%	0.99%	0.60%	$ 96,729
$ 1.00	0.62%	0.40%	0.62%	0.42%	$ 49,491
$ 1.00	1.14%	0.39%	1.13%	0.55%	$ 62,563

$ 1.00	3.66%	0.43%	3.53%	0.59%	$ 43,993
$ 1.00	1.70%	0.44%	1.74%	0.61%	$ 32,358
$ 1.00	0.93%	0.46%	0.92%	0.61%	$ 48,218
$ 1.00	0.55%	0.47%	0.54%	0.36%	$ 51,614
$ 1.00	1.07%	0.46%	1.05%	0.48%	$ 41,640

$ 1.00	5.85%	0.64%	5.67%	0.05%	$ 1,598,305
$ 1.00	2.41%	0.71%	2.39%	0.18%	$ 1,512,433
$ 1.00	0.92%	0.70%	0.92%	0.25%	$ 1,240,670
$ 1.00	0.41%	0.70%	0.41%	0.40%	$ 924,016
$ 1.00	1.16%	0.73%	1.13%	0.41%	$ 771,286

$ 1.00	0.07%	1.19%(e)	1.17%(e)	0.79%(e)	$ 226
$ 1.00	0.86%	1.02%	0.82%	0.62%	$ 171

$ 1.00	5.59%	0.89%	5.48%	0.05%	$ 61,450
$ 1.00	2.13%	0.98%	1.96%	0.17%	$ 112,156
$ 1.00	0.61%	1.00%	0.63%	0.20%	$ 81,002
$ 1.00	0.18%	0.94%	0.18%	0.24%	$ 53,238
$ 1.00	0.97%	0.92%	0.96%	0.22%	$ 47,094

$ 1.00	1.19%	0.61%(e)	1.55%(e)	0.36%(e)	$ 2,805
$ 1.00	1.02%	0.60%	0.99%	0.35%	$ 2,757
$ 1.00	0.51%	0.61%	0.50%	0.51%	$ 3,242
$ 1.00	1.29%	0.61%	1.43%	0.53%	$ 8,579

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

MONEY MARKET FUND – INSTITUTIONAL I SHARES

2004(c)	$ 1.00	0.006	0.000	0.006	(0.006)	--	(0.006)
2005	$ 1.00	0.015	0.000(e)	0.015	(0.015)	--	(0.015)
MONEY MARKET FUND – INSTITUTIONAL II SHARES

2004(c)	$ 1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$ 1.00	0.014	0.000(e)	0.014	(0.014)	--	(0.014)
PRIME MONEY MARKET FUND – INSTITUTIONAL SHARES

2000(f)	$ 1.00	0.05	(0.00)(g)	0.05	(0.05)	--	(0.05)
2001(h)(i)	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)
2002	$ 1.00	0.03	--	0.03	(0.03)	--	(0.03)
2003	$ 1.00	0.01	--	0.01	(0.01)	(0.000)(e)	(0.01)
2004	$ 1.00	0.007	--	0.007	(0.007)	--	(0.007)
2005	$ 1.00	0.015	(0.000)(e)	0.015	(0.015)	--	(0.015)
NEW YORK TAX-FREE MONEY MARKET FUND – CLASS A SHARES

2001	$ 1.00	0.03	--	0.03	(0.03)	--	(0.03)
2002	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$ 1.00	0.004	0.000(e)	0.004	(0.004)	--	(0.004)
2005	$ 1.00	0.009	0.000(e)	0.009	(0.009)	0.000(e)	(0.009)
NEW YORK TAX-FREE MONEY MARKET FUND – INSTITUTIONAL I SHARES

2004(c)	$ 1.00	0.002	0.000(e)	0.002	(0.002)	--	(0.002)
2005	$ 1.00	0.009	0.000(e)	0.009	(0.009)	0.000(e)	(0.009)
PENNSYLVANIA TAX-FREE MONEY MARKET FUND – CLASS A SHARES

2004(j)	$ 1.00	0.001	--	0.001	(0.001)	--	(0.001)
2005	$ 1.00	0.008	--	0.008	(0.008)	--	(0.008)
PENNSYLVANIA TAX-FREE MONEY MARKET FUND – INSTITUTIONAL I SHARES

2002(k)	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$ 1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$ 1.00	0.010	--	0.010	(0.010)	--	(0.010)
PENNSYLVANIA TAX-FREE MONEY MARKET FUND – INSTITUTIONAL II SHARES

2002(l)	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$ 1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$ 1.00	0.010	--	0.010	(0.010)	--	(0.010)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(d) Computed on an annualized basis.

(e) Represents less than $0.001.

(f) Reflects operations for the year ended June 30.

(g) Represents less than $0.01.

(h) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Fund changed its fiscal year from June 30 to April 30.

(i) Effective January 8, 2001, the Fund changed its investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.

(j) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

(k) Reflects operations for the period from May 1, 2001 (date of initial public investment) to April 30, 2002.

(l) Reflects operations for the period from May 11, 2001 (date of initial public investment) to April 30, 2002.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets

Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

$ 1.00	0.48%	0.42%(d)	0.69%(d)	0.51%(d)	$ 698,792
$ 1.00	1.48%	0.41%	1.48%	0.47%	$ 563,829

$ 1.00	0.43%	0.49%(d)	0.62%(d)	0.44%(d)	$ 359,579
$ 1.00	1.41%	0.48%	1.41%	0.40%	$ 326,475

$ 1.00	5.46%	0.47%	5.34%	0.70%	$ 282,014
$ 1.00	4.81%	0.53%(d)	5.76%(d)	0.21%(d)	$ 186,013
$ 1.00	2.63%	0.41%	2.54%	0.30%	$ 218,819
$ 1.00	1.21%	0.40%	1.20%	0.30%	$ 248,812
$ 1.00	0.68%	0.42%	0.66%	0.63%	$ 249,771
$ 1.00	1.48%	0.42%	1.48%	0.72%	$ 308,968

$ 1.00	3.52%	0.62%	3.44%	0.09%	$ 158,359
$ 1.00	1.62%	0.63%	1.59%	0.09%	$ 187,043
$ 1.00	0.86%	0.61%	0.86%	0.09%	$ 191,859
$ 1.00	0.43%	0.63%	0.44%	0.39%	$ 127,463
$ 1.00	0.90%	0.64%	0.88%	0.54%	$ 116,150

$ 1.00	0.23%	0.64%(d)	0.41%(d)	0.26%(d)	$ 35,853
$ 1.00	0.92%	0.62%	0.89%	0.31%	$ 27,306

$ 1.00	0.13%	0.82%(d)	0.26%(d)	0.93%(d)	$ 222
$ 1.00	0.79%	0.77%	0.86%	0.97%	$ 832

$ 1.00	1.54%	0.57%	1.51%	0.19%	$ 24,051
$ 1.00	0.86%	0.58%	0.88%	0.43%	$ 13,453
$ 1.00	0.45%	0.59%	0.44%	0.65%	$ 15,361
$ 1.00	0.96%	0.59%	0.95%	0.88%	$ 20,758

$ 1.00	1.46%	0.57%(d)	1.45%(d)	0.29%(d)	$ 2,068
$ 1.00	0.86%	0.58%	0.83%	0.73%	$ 3,439
$ 1.00	0.44%	0.53%	0.54%	0.72%	$ 671
$ 1.00	0.96%	0.59%	1.02%	0.88%	$ 1,894

NOTES TO FINANCIAL STATEMENTS

MTB Group of Funds

April 30, 2005

1. ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios, 7 of which are presented herein (individually referred to as the “Fund” or collectively as the “Funds”). The remaining 29 funds (5 of which are only made available to variable annuity contracts) are presented in separate reports.

As set forth below, certain of the Funds (each, a “Successor MTB Fund”) are successors to a corresponding portfolio of the ARK Funds pursuant to a reorganization which took place on August 15, 2003 or August 22, 2003. Prior to the date of the reorganization, each Successor MTB Fund had no investment operations. Accordingly, the information in these financial statements is historical information for the corresponding ARK Fund.

MTB Fund	Investment Objectives	Former Portfolio (sometimes referred to as “Accounting Survivor”)

MTB U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)(d)	To seek current income with liquidity and stability of principal.	N/A
MTB U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)(d)	To seek maximum current income and provide liquidity and security of principal.	ARK U.S. Government Money Market Portfolio
MTB Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)(n)	Maximizing current income exempt from federal income tax and providing liquidity and stability of principal.	ARK Tax-Free Money Market Portfolio
MTB Money Market Fund (“Money Market Fund”)(d)	To seek current income with liquidity and stability of principal.	N/A
MTB Prime Money Market Fund (“Prime Money Market Fund”)(d)	To seek current income with liquidity and stability of principal	N/A
MTB New York Tax-Free Money Market Fund (“New York Tax-Free Money Market Fund”)(n)	To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.	N/A
MTB Pennsylvania Tax-Free Money Market Fund (“Pennsylvania Tax-Free Money Market Fund”)(n)	Maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and stability of principal.	ARK Pennsylvania Tax-Free Money Market Portfolio

(d) Diversified

(n) Non-diversified

The Trust offers 7 classes of shares: Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares.

Effective August 18, 2003, Class B Shares were added to Money Market Fund.

Effective August 18, 2003, Institutional I Shares were added to U.S. Treasury Money Market Fund, Money Market Fund and New York Tax-Free Money Market Fund.

Effective August 18, 2003, Institutional II Shares were added U.S. Treasury Money Market Fund and Money Market Fund.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

On August 15, 2003, U.S. Treasury Money Market Fund received a tax-free transfer of assets from ARK U.S. Treasury Money Market Portfolio and ARK U.S. Treasury Cash Management Portfolio as follows:

	Shares of U.S. Treasury Money Market Fund Issued	ARK U.S. Treasury Money Market Portfolio Net Assets Received	ARK U.S. Treasury Cash Management Portfolio Net Assets Received	Net Assets of U.S. Treasury Money Market Fund Prior to Combination	Net Assets of ARK U.S. Treasury Money Market Portfolio Immediately Prior to Combination	Net Assets of ARK U.S. Treasury Cash Management Portfolio Immediately Prior to Combination	Net Assets of U.S. Treasury Money Market Fund Immediately After Combination

Class A	20,782,532	$ 20,781,060	$ --	$ 699,126,393	$ 20,781,060	$ --	$ 719,907,453
Class S	--	--	--	21,127,525	--	--	21,127,525
Institutional I	268,437,355	268,495,651	--	--	268,495,651	--	268,495,651
Institutional II	163,442,047	125,680,842	37,662,151	--	125,680,842	37,662,151	163,342,993

TOTAL	452,661,934	$ 414,957,553	$ 37,662,151	$ 720,253,918	$ 414,957,553	$ 37,662,151	$ 1,172,873,622

On August 15, 2003, U.S. Government Money Market Fund received a tax-free transfer of assets from ARK U.S. Government Cash Management Portfolio, as follows:

	Shares of U.S. Government Money Market Fund Issued	ARK U.S. Government Cash Management Portfolio Net Assets Received	Net Assets of U.S. Government Money Market Fund Prior to Combination	Net Assets of ARK U.S. Government Cash Management Portfolio Immediately Prior to Combination	Net Assets of U.S. Government Money Market Fund Immediately After Combination

Class A	--	$ --	$ 54,220,551	$ --	$ 54,220,551
Institutional I	--	--	1,385,057,487	--	1,385,057,487
Institutional II	856,436,112	856,436,291	267,979,202	856,436,291	1,124,415,493

TOTAL	856,436,112	$ 856,436,291	$ 1,707,257,240	$ 856,436,291	$ 2,563,693,531

On August 15, 2003, Tax-Free Money Market Fund received a tax-free transfer of assets from ARK Tax-Free Cash Management Portfolio, as follows:

	Shares of Tax-Free Money Market Fund Issued	ARK Tax-Free Cash Management Portfolio Net Assets Received	Net Assets of Tax-Free Money Market Fund Prior to Combination	Net Assets of ARK Tax-Free Cash Management Portfolio Immediately Prior to Combination	Net Assets of Tax-Free Money Market Fund Immediately After Combination

Class A	--	$ --	$ 42,977,757	$ --	$ 42,977,757
Institutional I	--	--	83,228,289	--	83,228,289
Institutional II	11,848,522	11,848,522	50,344,326	11,848,522	62,192,848

TOTAL	11,848,522	$ 11,848,522	$ 176,550,372	$ 11,848,522	$ 188,398,894

On August 15, 2003, Money Market Fund received a tax-free transfer of assets from ARK Money Market Portfolio and ARK Prime Cash Management Portfolio, as follows:

	Shares of Money Market Fund Issued	ARK Money Market Portfolio Net Assets Received	ARK Prime Cash Management Portfolio Net Assets Received	Net Assets of Money Market Fund Prior to Combination	Net Assets of ARK Money Market Portfolio Immediately Prior to Combination	Net Assets of ARK Prime Cash Management Portfolio Immediately Prior to Combination	Net Assets of Money Market Fund Immediately After Combination

Class A	195,034,557	$ 194,976,333	$ --	$ 1,167,124,417	$ 194,976,333	$ --	$ 1,362,100,750
Class B	228,433	228,423	--	--	228,423	--	228,423
Class S	--	--	--	72,826,342	--	--	72,826,342
Institutional	--	--	--	2,732,238	--	--	2,732,238
Institutional I	583,060,695	568,196,080	14,900,587	--	568,196,080	14,900,587	583,096,667
Institutional II	312,537,018	265,538,548	46,993,218	--	265,538,548	46,993,218	312,531,766

TOTAL	1,090,860,703	$ 1,028,939,384	$ 61,893,805	$ 1,242,682,997	$ 1,028,939,384	$ 61,893,805	$ 2,333,516,186

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuations – The money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements – It is each Fund’s policy to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Gain and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. All Funds except Prime Money Market Fund offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization – All premiums and discounts are amortized/accreted.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other – Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	U.S. Treasury Money Market Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	1,271,168,563	$1,271,168,563	2,427,759,313	$2,427,789,717

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Treasury Money Market Portfolio	--	--	20,782,532	20,781,060

Shares issued to shareholders in payment of distributions declared	749,317	749,317	270,907	270,907

Shares redeemed	(1,267,566,729)	(1,267,566,729)	(2,922,783,228)	(2,922,783,228)

Net change resulting from Class A Share transactions	4,351,151	$4,351,151	(473,970,476)	$(473,941,544)

Class S Shares

Shares sold	153,567,472	$153,567,472	163,062,519	$162,989,645

Shares redeemed	(149,978,005)	(149,978,005)	(164,988,436)	(164,988,436)

Net change resulting from Class S Share transactions	3,589,467	$3,589,467	(1,925,917)	$(1,998,791)

	Year Ended 4/30/2005		Period Ended 4/30/2004 (a)

	Shares	Amount	Shares	Amount

Institutional I Shares

Shares sold	857,438,462	$857,438,462	658,253,558	$658,195,262

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Treasury Money Market Portfolio	--	--	268,437,355	268,495,651

Shares issued to shareholders in payment of distributions declared	25,150	25,150	7,773	7,773

Shares redeemed	(851,314,377)	(851,314,377)	(638,649,413)	(638,649,413)

Net change resulting from Institutional I Share transactions	6,149,235	$6,149,235	288,049,273	$288,049,273

	U.S. Treasury Money Market Fund (continued)

	Year Ended 4/30/2005		Period Ended 4/30/2004 (a)

	Shares	Amount	Shares	Amount

Institutional II Shares

Shares sold	1,074,185,622	$1,074,185,622	1,635,601,225	$1,635,701,991

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Treasury Money Market Portfolio	--	--	125,779,858	125,680,842

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Treasury Cash Management Portfolio	--	--	37,662,189	37,662,151

Shares issued to shareholders in payment of distributions declared	--	--	6,228	6,228

Shares redeemed	(1,044,651,932)	(1,044,651,932)	(1,445,178,792)	(1,445,178,792)

Net change resulting from Institutional II Share transactions	29,533,690	$29,533,690	353,870,708	$353,872,420

Net change resulting from share transactions	43,623,543	$43,623,543	166,023,588	$165,981,358

	U.S. Government Money Market Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	3,687,942	$3,687,942	40,866,173	$40,866,173

Shares issued to shareholders in payment of distributions declared	7,840	7,840	617	617

Shares redeemed	(3,467,174)	(3,467,174)	(110,737,406)	(110,737,406)

Net change resulting from Class A Share transactions	228,608	$228,608	(69,870,616)	$(69,870,616)

Institutional I Shares

Shares sold	2,359,419,899	$2,359,419,899	2,556,107,963	$2,556,107,963

Shares issued to shareholders in payment of distributions declared	59,679	59,679	312,980	312,980

Shares redeemed	(2,405,069,168)	(2,405,069,168)	(2,533,380,904)	(2,533,380,904)

Net change resulting from Institutional I Share transactions	(45,589,590)	$(45,589,590)	23,040,039	$23,040,039

Institutional II Shares

Shares sold	2,063,772,402	$2,063,772,402	2,079,046,390	$2,079,046,390

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Government Cash Management Portfolio	--	--	856,436,112	856,436,291

Shares redeemed	(2,711,807,250)	(2,711,807,250)	(1,760,189,263)	(1,760,189,263)

Net change resulting from Institutional II Share transactions	(648,034,848)	$(648,034,848)	1,175,293,239	$1,175,293,418

Net change resulting from share transactions	(693,395,830)	$(693,395,830)	1,128,462,662	$1,128,462,841

	Tax-Free Money Market Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	43,035,783	$43,035,783	71,380,158	$71,398,254

Shares issued to shareholders in payment of distributions declared	461,483	461,483	215,324	215,324

Shares redeemed	(41,261,284)	(41,261,284)	(60,520,808)	(60,520,808)

Net change resulting from Class A Share transactions	2,235,982	$2,235,982	11,074,674	$11,092,770

	Tax-Free Money Market Fund (continued)

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Institutional I Shares

Shares sold	181,145,657	$181,145,657	172,728,209	$172,712,983

Shares redeemed	(168,073,746)	(168,073,746)	(219,955,377)	(219,955,377)

Net change resulting from Institutional I Share transactions	13,071,911	$13,071,911	(47,227,168)	$(47,242,394)

Institutional II Shares

Shares sold	82,307,571	$82,307,571	69,179,154	$69,176,065

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Tax-Free Cash Management Portfolio	--	--	11,848,522	11,848,522

Shares issued to shareholders in payment of distributions declared	787	787	277	277

Shares redeemed	(92,282,005)	(92,282,005)	(77,646,142)	(77,646,142)

Net change resulting from Institutional II Share transactions	(9,973,647)	$(9,973,647)	3,381,811	$3,378,722

Net change resulting from share transactions	5,334,246	$5,334,246	(32,770,683)	$(32,770,902)

	Money Market Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	4,291,681,315	$4,291,681,315	5,758,154,045	$5,758,154,064

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Money Market Portfolio	--	--	195,034,557	194,976,333

Shares issued to shareholders in payment of distributions declared	6,182,115	6,182,115	2,660,501	2,660,501

Shares redeemed	(4,450,594,083)	(4,450,594,083)	(6,272,432,446)	(6,272,432,446)

Net change resulting from Class A Share transactions	(152,730,653)	$(152,730,653)	(316,583,343)	$(316,641,548)

	Year Ended 4/30/2005		Period Ended 4/30/2004 (a)

	Shares	Amount	Shares	Amount

Class B Shares

Shares sold	55,429	$55,429	38,750	$37,555

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Money Market Portfolio	--	--	228,433	228,423

Shares issued to shareholders in payment of distributions declared	1,761	1,761	177	177

Shares redeemed	(112,824)	(112,824)	(41,445)	(41,445)

Net change resulting from Class B Share transactions	(55,634)	$(55,634)	225,915	$224,710

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class S Shares

Shares sold	670,553,592	$670,553,592	765,107,363	$765,107,363

Shares issued to shareholders in payment of distributions declared	67	67	4	4

Shares redeemed	(676,700,360)	(676,700,360)	(792,870,912)	(792,870,912)

Net change resulting from Class S Share transactions	(6,146,701)	$(6,146,701)	(27,763,545)	$(27,763,545)

	Money Market Fund (continued)

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Institutional Shares

Shares sold	21,300,208	$21,300,208	12,373,793	$12,373,793

Shares issued to shareholders in payment of distributions declared	49,747	49,747	17,520	17,520

Shares redeemed	(16,013,775)	(16,013,775)	(11,906,088)	(11,906,088)

Net change resulting from Institutional Share transactions	5,336,180	$5,336,180	485,225	$485,225

	Year Ended 4/30/2005		Period Ended 4/30/2004 (a)

	Shares	Amount	Shares	Amount

Institutional I Shares

Shares sold	1,154,736,700	$1,154,736,700	987,838,485	$987,839,680

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Money Market Portfolio	--	--	568,158,635	568,196,080

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Prime Cash Management Portfolio	--	--	14,902,060	14,900,587

Shares issued to shareholders in payment of distributions declared	618,892	618,892	357,969	357,969

Shares redeemed	(1,290,316,552)	(1,290,316,552)	(872,490,148)	(872,490,148)

Net change resulting from Institutional I Share transactions	(134,960,960)	$(134,960,960)	698,767,001	$698,804,168

Institutional II Shares

Shares sold	768,514,282	$768,514,282	639,902,648	$639,902,648

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Money Market Portfolio	--	--	265,545,271	265,538,548

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Prime Cash Management Portfolio	--	--	46,991,747	46,993,218

Shares issued to shareholders in payment of distributions declared	562	562	183	183

Shares redeemed	(801,618,690)	(801,618,690)	(592,850,851)	(592,850,851)

Net change resulting from Institutional II Share transactions	(33,103,846)	$(33,103,846)	359,588,998	$359,583,746

Net change resulting from share transactions	(321,661,614)	$(321,661,614)	714,720,251	$714,692,756

	Prime Money Market Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Institutional Shares

Shares sold	1,369,187,334	$1,369,187,334	778,833,498	$778,833,498

Shares issued to shareholders in payment of distributions declared	1,669,378	1,669,378	582,947	582,947

Shares redeemed	(1,311,659,539)	(1,311,659,539)	(778,422,745)	(778,422,745)

Net change resulting from share transactions	59,197,173	$59,197,173	993,700	$993,700

	New York Tax-Free Money Market Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	212,594,732	$212,594,732	11,780,710,058	$11,780,710,058

Shares issued to shareholders in payment of distributions declared	827,799	827,799	497,227	497,227

Shares redeemed	(224,729,767)	(224,729,767)	(11,845,607,350)	(11,845,607,350)

Net change resulting from Class A Share transactions	(11,307,236)	$(11,307,236)	(64,400,065)	$(64,400,065)

	Year Ended 4/30/2005		Period Ended 4/30/2004 (a)

	Shares	Amount	Shares	Amount

Institutional I Shares

Shares sold	116,056,635	$116,056,635	80,011,378	$80,011,378

Shares redeemed	(124,602,694)	(124,602,694)	(44,159,799)	(44,159,799)

Net change resulting from Institutional I Share transactions	(8,546,059)	$(8,546,059)	35,851,579	$35,851,579

Net change resulting from share transactions	(19,853,295)	$(19,853,295)	(28,548,486)	$(28,548,486)

	Pennsylvania Tax-Free Money Market Fund

	Year Ended 4/30/2005		Period Ended 4/30/2004 (b)

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	2,324,495	$2,324,495	1,073,981	$1,073,981

Shares issued to shareholders in payment of distributions declared	3,365	3,365	278	278

Shares redeemed	(1,717,671)	(1,717,671)	(852,107)	(852,107)

Net change resulting from Class A Share transactions	610,189	$610,189	222,152	$222,152

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Institutional I Shares

Shares sold	39,753,662	$39,753,662	65,878,143	$65,878,143

Shares redeemed	(34,355,337)	(34,355,337)	(63,970,232)	(63,970,232)

Net change resulting from Institutional I Share transactions	5,398,325	$5,398,325	1,907,911	$1,907,911

Institutional II Shares

Shares sold	8,073,540	$8,073,540	7,849,744	$7,849,744

Shares redeemed	(6,852,428)	(6,852,428)	(10,617,224)	(10,617,224)

Net change resulting from Institutional II Share transactions	1,221,112	$1,221,112	(2,767,480)	$(2,767,480)

Net change resulting from share transactions	7,229,626	$7,229,626	(637,417)	$(637,417)

(a) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(b) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for dividend redesignations and expired capital loss carryforwards.

For the year ended April 30, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Paid-In Capital	Increase (Decrease) Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)

U.S. Treasury Money Market Fund	$ --	$ 43,168	$ (43,168)
U.S. Government Money Market Fund	--	2,390	(2,390)
Tax-Free Money Market Fund	(115)	--	115
New York Tax-Free Money Market Fund	10	(308)	298

Net investment income (loss), net realized gain (losses), and not assets were not affected by this reclassification.

The tax character of distributions for the years ended April 30, 2005 and 2004 was as follows:

	2005			2004

Fund	Ordinary Income*		Long-Term Capital Gains	Ordinary Income*		Long-Term Capital Gains

U.S. Treasury Money Market Fund	$ 9,269,440		$ --	$ 3,773,702		$ --
U.S. Government Money Market Fund****	30,365,848		--	7,432,392		--
Tax-Free Money Market Fund****	1,704,173	**	--	445,718	***	--
Money Market Fund	24,366,605		--	9,718,697		--
Prime Money Market Fund	4,238,555		--	1,830,953		--
New York Tax-Free Money Market Fund	1,497,511	**	--	829,926	***	--
Pennsylvania Tax-Free Money Market Fund****	202,101	**	--	43,021	***	--

* For tax purposes short-term capital gain distributions are considered ordinary income distributions.

** Included in this amount is tax exempt income of $1,704,173, $1,490,866 and $202,101 for Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund, respectively.

*** Included in this amount is tax exempt income of $445,718, $829,926 and $43,021 for Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund, respectively.

**** For these funds, the 2004 amounts are for the six month period ended April 30, 2004, as their tax year end changed from October 31 to April 30.

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforward

U.S. Treasury Money Market Fund	$ 1,350,153	$ --	$ --
U.S. Government Money Market Fund	4,002,498	--	--
Tax-Free Money Market Fund	177,445 *	--	1,445
Money Market Fund	2,325,456	--	11,291
Prime Money Market Fund	418,777	--	2,750
New York Tax-Free Money Market Fund	82,638 *	--	--
Pennsylvania Tax-Free Money Market Fund	32,175 *	--	27

* Included in this amount is tax exempt income of $177,445, $82,638, and $32,175 for Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund, respectively.

For federal income tax purposes, the following amounts apply as of April 30, 2005:

Fund	Cost of Investments

U.S. Treasury Money Market Fund	$850,966,314
U.S. Government Money Market Fund	1,999,092,118
Tax-Free Money Market Fund	157,752,640
Money Market Fund	1,718,140,648
Prime Money Market Fund	308,829,423
New York Tax-Free Money Market Fund	142,955,545
Pennsylvania Tax-Free Money Market Fund	23,519,433

At April 30, 2005, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to Expire in							Total Capital Loss Carryforwards
Fund Name	2006	2007	2008	2009	2010	2011	2012

Tax-Free Money Market Fund	$--	$--	$ 875	$--	$ 570	$ --	$--	$ 1,445
Money Market Fund	--	--	--	--	--	11,291	--	11,291
Prime Money Market Fund	--	--	--	--	--	2,750	--	2,750
Pennsylvania Tax-Free Money Market Fund	--	--	--	--	27	--	--	27

As a result of the tax-free transfer of assets from acquired funds, certain capital loss carryforwards listed previously may be limited.

The Funds used capital loss carryforwards as follows to offset taxable capital gains realized during the year ended April 30, 2005:

Fund	Capital Loss Carryforwards Used

Money Market Fund	$2,413

Additionally, capital loss carryforwards as follows expired during the year ended April 30, 2005:

Fund	Expired Capital Loss Carryforwards

Tax-Free Money Market Fund	$114

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of April 30, 2005, for federal income tax purposes, post October losses as follows were deferred to May 1, 2005:

Fund	Post October Losses

U.S. Treasury Money Market Fund	$33
New York Tax-Free Money Market Fund	340
Prime Money Market Fund	177

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee – MTB Investment Advisors, Inc. (the “Advisor”), prior to April 1, 2005, received for its services an annual investment advisor fee equal to 0.50% of each Fund’s average daily net assets. The Advisor may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. Effective April 1, 2005, the contractual (before waiver) management fee for the Funds has been reduced to 0.40% from 0.50% of each Fund’s average daily net assets. The Advisor can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee – Federated Services Company (FServ) and M&T Securities, Inc. (M&T Securities) serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services were provided for an aggregate annual fee as specified below:

Fees payable to FServ

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds

0.06%	on the first $2 billion
0.03%	on the next $3 billion
0.02%	on the next $2 billion
0.0125%	on the next $3 billion
0.01%	on assets in excess of $10 billion

Fees payable to M&T Securities, Inc.

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds

0.04%	on the first $5 billion
0.03%	on the next $2 billion
0.0175%	on the next $3 billion
0.015%	on assets in excess of $10 billion

FServ and M&T Securities may each voluntarily choose to waive any portion of its fee. FServ and M&T Securities can each modify or terminate its voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses – Prior to July 1, 2004, FServ, through its subsidiary, Federated Shareholder Services Company (FSSC), served as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. The fee paid to FSSC during the reporting period, after voluntary waiver, if applicable, was as follows:

Fund	Amount

U.S. Treasury Money Market Fund	$ 30,294
U.S. Government Money Market Fund	36,183
Tax-Free Money Market Fund	5,134
Money Market Fund	107,109
Prime Money Market Fund	8,835
New York Tax-Free Money Market Fund	10,791
Pennsylvania Tax-Free Money Market Fund	781

Effective July 1, 2004, Boston Financial Data Services (BFDS) assumed the functions previously performed by FSSC.

Distribution Services Fee – The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Edgewood Services, Inc. (Edgewood), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares, Class S Shares, Institutional Shares and Institutional II Shares to finance activities intended to result in the sale of these shares. The Plan provides that each Fund may incur distribution expenses according to the following schedule annually, to compensate Edgewood:

Share Class Name	Percentage of Average Daily Net Assets of Class

Class A Shares	0.25%
Class B Shares	0.75%
Class S Shares	0.25%
Institutional Shares	0.25%
Institutional II Shares	0.25%

Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to Edgewood and Edgewood will use the fees to compensate investment professionals. For the year ended April 30, 2005, Edgewood did not retain any fees paid by the Fund.

Edgewood is a wholly-owned subsidiary of Federated Investors, Inc.

Sales Charges – A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B Shares until the redemption of such shares. Following the seventh year, Class B Shares automatically convert to Class A Shares.

Shareholder Services Fee – Under the terms of a Shareholder Services Agreement with FServ and M&T Securities, M&T Securities may receive from FServ up to 0.25% of average daily net assets of each Fund’s Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares and Institutional I Shares for the period. The fee paid to M&T Securities is used to finance certain services for shareholders and to maintain shareholder accounts. M&T Securities may voluntarily choose to waive any portion of its fee with respect to the Funds. M&T Securities can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FServ and FServ may pay fees to M&T Securities and M&T Securities will use the fees to compensate investment professionals. For the year ended April 30, 2005, M&T securities did not retain any fees paid by the Fund.

General – Certain of the Officers of the Trust are Officers of the above companies that provide services to the Funds.

6. CONCENTRATION OF CREDIT RISK

Since New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2005, 77.4% for New York Tax-Free Money Market Fund, 73.2% for Pennsylvania Tax-Free Money Market Fund and 58.2% for Tax-Tree Money Market Fund of the total market value of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 16.9% for New York Tax-Free Money Market Fund, 12.4% for Pennsylvania Tax-Free Money Market Fund and 7.5% for Tax-Free Money Market Fund of total market value of investments.

7. LINE OF CREDIT

The Funds entered into a $10,000,000 unsecured, committed revolving line of credit (LOC) agreement with State Street Bank & Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the year ended April 30, 2005.

8. FEDERAL TAX INFORMATION (UNAUDITED)

At April 30, 2005, the following percentages represent the portion of distributions from net investment income, which are exempt from federal income tax, other than alternative minimum tax:

Fund Name

Tax-Free Money Market Fund	100.00%
New York Tax-Free Money Market Fund	99.56%
Pennsylvania Tax-Free Money Market Fund	100.00%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MTB GROUP OF FUNDS

We have audited the accompanying statements of assets and liabilities of MTB U.S. Treasury Money Market Fund, MTB Money Market Fund, MTB Prime Money Market Fund, MTB New York Tax-Free Money Market Fund (collectively the “Former VISION Funds”), and MTB U.S. Government Money Market Fund, MTB Tax-Free Money Market Fund and MTB Pennsylvania Tax-Free Money Market Fund (collectively the “Former ARK Funds”) (collectively, “MTB Group of Funds” or the “Funds”) including the portfolios of investments, as of April 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights for each of the periods presented through the period ended April 30, 2003 for the Former ARK Funds were audited by other auditors whose report, dated June 16, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. Our audits also included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MTB Group of Funds Fund at April 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 10, 2005

BOARD OF TRUSTEES AND TRUST OFFICERS

The following tables give information about each Board member and the senior officers of the Trust. The tables separately list Board members who are “interested persons” of the Trust (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). The Trust is composed of 36 funds and is the only investment company in the Fund Complex. Unless otherwise noted, each Board member oversees all portfolios of the Trust and serves for an indefinite term. The Trust’s Statements of Additional Information include additional information about the Trustees of the Trust and are available, without charge and upon request, by calling 1-800-836-2211.

Interested Trustee Background

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Mark J. Czarnecki† Manufacturers and Traders Trust Company One M&T Plaza Buffalo, NY 14203 Birth date: November 3, 1955 TRUSTEE Began serving: August 2000	Principal Occupations: Executive Vice President, Manufacturers and Traders Trust Company (“M&T Bank”), division head for M&T Bank’s investment group. Other Directorships Held: None

†Mark J. Czarnecki is “interested” due to positions he holds with M&T Bank, the parent of the Funds’ advisor.

Independent Trustees Background

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Joseph J. Castiglia Roycroft Campus 21 South Grove Street, Suite 291 East Aurora, NY 14052 Birth date: July 20, 1934 CHAIRMAN AND TRUSTEE Began serving: February 1988

Principal Occupations: Chairman of the Board, HealthNow Systems, Inc. and HealthNow New York, Inc. (health care company); and former President, Chief Executive Officer and Vice Chairman, Pratt & Lambert United, Inc. (manufacturer of paints and chemical specialties).

Other Directorships Held: The Energy East Corp.

John S. Cramer 4216 Jonathan Lane Harrisburg, PA 17110 Birth date: February 22, 1942 TRUSTEE Began serving: December 2000

Principal Occupations: Retired President and Chief Executive Officer, Pinnacle Health System (health care); President Emeritus, Highmark Blue Cross Blue Shield.

Other Directorships Held: Highmark Blue Cross Blue Shield; Chek-Med Corporation.

Daniel R. Gernatt, Jr. Richardson & Taylor Hollow Roads Collins, NY Birth date: July 14, 1940 TRUSTEE Began serving: February 1988	Principal Occupations: President and CFO, Gernatt Asphalt Products, Inc.; President, Dan Gernatt Gravel Products, Inc.; President, Country Side Sand & Gravel, Inc. Other Directorships Held: None

William H. Cowie, Jr. 1408 Ruxton Road Baltimore, MD Birth date: January 24, 1931 TRUSTEE Began serving: September 2003	Principal Occupations: Retired Vice Chairman of Signet Banking Corp., since 1991. Other Directorships Held: None

Richard B. Seidel 770 Hedges Lane Strafford, PA Birth date: April 20, 1941 TRUSTEE Began serving: September 2003	Principal Occupations: Chairman and Director (since 1995) of Girard Partners, a registered broker-dealer. Other Directorships Held: None

Officers

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions

Charles L. Davis Federated Investors Tower Pittsburgh, PA Birth date: March 23, 1960 CHIEF EXECUTIVE OFFICER Began serving: December 2002

Principal Occupations: Vice President, Managing Director of Mutual Fund Services, Federated Services Company; and President, Edgewood Services, Inc.

Previous Positions: President, Federated Clearing Services; and Director, Business Development Mutual Fund Services, Federated Services Company.

Carl W. Jordan One M&T Plaza Buffalo, NY Birth date: January 2, 1955 PRESIDENT Began serving: May 2001	Principal Occupations: Senior Vice President, M&T Bank, 2001-Present; Administrative Vice President, M&T Bank, 1995-2001.

Kenneth G. Thompson 100 East Pratt Street Baltimore, MD Birth date: September 4, 1964 VICE PRESIDENT Began serving: May 2001	Principal Occupations: Administrative Vice President, M&T Bank, 2002-Present; Vice President, M&T Bank, 1999-2002; Regional Sales Manager, M&T Securities, Inc., 1995-1999.

Philip R. Carbone 100 East Pratt Street, 15th floor Baltimore, MD Birth date: July 27, 1954 VICE PRESIDENT Began serving: September 2003

Principal Occupations: Vice President, Director of Distribution for Proprietary Products, M&T Securities, since 2003; Manager, Vision Shareholder Services and Discount Brokerage, 1998-2002.

Previous Positions: Regional Sales Manager, M&T Securities, Inc., 1995-1998.

Scot A. Millen 100 East Pratt Street, 15th floor Baltimore, MD Birth date: February 22, 1969 VICE PRESIDENT Began serving: September 2003	Principal Occupations: Vice President, Product Manager, M&T Securities, since 2002; Executive Associate, M&T Investment Group, 2001-2002; Summer Associate, M&T Investment Group, 2000.

Judy Mackin Federated Investors Tower Pittsburgh, PA Birth date: May 30, 1960 VICE PRESIDENT AND ASSISTANT TREASURER Began serving: March 2005	Principal Occupations: Vice President, Mutual Fund Services Division, Federated Services Company.

Richard J. Thomas Federated Investors Tower Pittsburgh, PA Birth date: June 17, 1954 TREASURER Began serving: December 2002

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

C. Grant Anderson Federated Investors Tower Pittsburgh, PA Birth date: November 6, 1940 SECRETARY Began serving: December 2000	Principal Occupation: Counsel, Reed Smith LLP (since October 2002). Previous Positions: Corporate Counsel, Federated Investors, Inc.; Vice President, Federated Services Company.

Victor R. Siclari
Federated Investors Tower
Pittsburgh, PA
Birth date: November 17, 1961
ASSISTANT SECRETARY
Began serving: May 2000; Secretary from
August 11, 1995 to May 11, 2000; Assistant
Secretary from May 11, 2000 to present.

Principal Occupation: Partner, Reed Smith LLP (since October 2002). Previous Positions: Senior Corporate Counsel and Vice President, Federated Services Company (prior to October 2002).

Shares of the MTB Group of Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the MTB Funds website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link to Form N-PX. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
[Logo of MTB Group of Funds]

Investment Advisor

MTB Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202

Distributor

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend
Disbursing Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

Custodian and Fund Accountant

State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

Independent Registered Public
Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

We are pleased to send you this Annual Report of MTB Group of Funds. The Annual Report contains important information about your investments in MTB Group of Funds.
Since we are required by law to send a Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Annual Report.

33049 (6/05)

1-800-836-221 / mtbfunds.com

MTB Funds
100 East Pratt Street, 15th floor
Baltimore, MD 21202

MTB-SAR-000-0605

[Logo of MTB Group of Funds]

Managed by MTB Investment Advisors, Inc.

ANNUAL REPORT: APRIL 30, 2005

MTB Fund

U.S. Treasury Money Market Fund

U.S. Government Money Market Fund

Tax-Free Money Market Fund

Money Market Fund

Prime Money Market Fund

New York Tax-Free Money Market Fund

Pennsylvania Tax-Free Money Market Fund

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period[1]
U.S. TREASURY MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,007.50	$ 3.38
Class S Shares	$ 1,000	$ 1,007.10	$ 3.78
Institutional I Shares	$ 1,000	$ 1,008.50	$ 2.44
Institutional II Shares	$ 1,000	$ 1,008.10	$ 2.79
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.42	$ 3.41
Class S Shares	$ 1,000	$ 1,021.03	$ 3.81
Institutional I Shares	$ 1,000	$ 1,022.36	$ 2.46
Institutional II Shares	$ 1,000	$ 1,022.02	$ 2.81
U.S. GOVERNMENT MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,008.30	$ 3.59
Institutional I Shares	$ 1,000	$ 1,009.70	$ 2.14
Institutional II Shares	$ 1,000	$ 1,009.40	$ 2.49
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.22	$ 3.61
Institutional I Shares	$ 1,000	$ 1,022.66	$ 2.16
Institutional II Shares	$ 1,000	$ 1,022.32	$ 2.51
TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,005.90	$ 3.23
Institutional I Shares	$ 1,000	$ 1,007.20	$ 1.94
Institutional II Shares	$ 1,000	$ 1,006.90	$ 2.29
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.57	$ 3.26
Institutional I Shares	$ 1,000	$ 1,022.86	$ 1.96
Institutional II Shares	$ 1,000	$ 1,022.51	$ 2.31
MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$1,008.20	$ 3.78
Class B Shares	$ 1,000	$ 1,006.80	$ 5.17
Class S Shares	$ 1,000	$ 1,007.50	$ 4.53
Institutional Shares	$ 1,000	$ 1,009.00	$ 2.99
Institutional I Shares	$ 1,000	$ 1,009.90	$ 2.04
Institutional II Shares	$ 1,000	$ 1,009.60	$ 2.39
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.03	$ 3.81
Class B Shares	$ 1,000	$ 1,019.64	$ 5.21
Class S Shares	$ 1,000	$ 1,020.28	$ 4.56
Institutional Shares	$ 1,000	$ 1,021.82	$ 3.01
Institutional I Shares	$ 1,000	$ 1,022.76	$ 2.06
Institutional II Shares	$ 1,000	$ 1,022.41	$ 2.41
PRIME MONEY MARKET FUND
Actual
Institutional Shares	$ 1,000	$ 1,009.90	$ 2.04
Hypothetical (assuming a 5% return before expenses)
Institutional Shares	$ 1,000	$ 1,022.76	$ 2.06
NEW YORK TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,005.90	$ 3.28
Institutional I Shares	$ 1,000	$ 1,006.20	$ 3.08
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.52	$ 3.31
Institutional I Shares	$ 1,000	$ 1,021.72	$ 3.11
PENNSYLVANIA TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,005.60	$ 3.78
Institutional I Shares	$ 1,000	$ 1,006.40	$ 2.89
Institutional II Shares	$ 1,000	$ 1,006.40	$ 2.89
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.03	$ 3.81
Institutional I Shares	$ 1,000	$ 1,021.92	$ 2.91
Institutional II Shares	$ 1,000	$ 1,021.92	$ 2.91

(1) Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

U.S. TREASURY MONEY MARKET FUND
Class A Shares	0.68%
Class S Shares	0.76%
Institutional I Shares	0.49%
Institutional II Shares	0.56%
U.S. GOVERNMENT MONEY MARKET FUND
Class A Shares	0.72%
Institutional I Shares	0.43%
Institutional II Shares	0.50%
TAX-FREE MONEY MARKET FUND
Class A Shares	0.65%
Institutional I Shares	0.39%
Institutional II Shares	0.46%
MONEY MARKET FUND
Class A Shares	0.76%
Class B Shares	1.04%
Class S Shares	0.91%
Institutional Shares	0.60%
Institutional I Shares	0.41%
Institutional II Shares	0.48%
PRIME MONEY MARKET FUND
Institutional Shares	0.41%
NEW YORK TAX-FREE MONEY MARKET FUND
Class A Shares	0.66%
Institutional I Shares	0.62%
PENNSYLVANIA TAX-FREE MONEY MARKET FUND
Class A Shares	0.76%
Institutional I Shares	0.58%
Institutional II Shares	0.58%

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Treasury Money Market Fund

At April 30, 2005, the Fund’s portfolio composition was as follows:

Percentage of Total Investments[1]

U.S. Treasury Securities	56.0%

Cash Equivalents[2]	44.0%

TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(2) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

U.S. TREASURY – 56.1%

U.S. TREASURY BILLS – 50.3%

United States Treasury Bills, 2.313% - 2.780%, 5/5/2005 - 8/11/2005	$428,913,000	$427,504,983

U.S. TREASURY NOTES – 5.8%

United States Treasury Notes, 1.625%, 2/28/2006	50,000,000	49,318,331

TOTAL U.S. TREASURY		$476,823,314

REPURCHASE AGREEMENTS – 44.0%

Repurchase agreement with Goldman Sachs & Co., 2.810%, dated 4/27/2005 to be repurchased at $200,109,278 on 5/4/2005, collateralized by U.S. Treasury Obligations with various maturities to 12/15/2008, collateral market value $204,080,821	$200,000,000	$200,000,000

Repurchase agreement with Morgan Stanley & Co., Inc., 2.790%, dated 4/29/2005 to be repurchased at $125,029,063 on 5/2/2005, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2006, collateral market value $127,376,520	125,000,000	125,000,000

Repurchase agreement with State Street Corp., 2.700%, dated 4/29/2005 to be repurchased at $49,154,057 on 5/2/2005, collateralized by a U.S. Treasury Obligation with a maturity of 3/31/2007, collateral market value $50,126,344	49,143,000	49,143,000

TOTAL REPURCHASE AGREEMENTS		$374,143,000

TOTAL INVESTMENTS – 100.1% (AT AMORTIZED COST)		$850,966,314

OTHER ASSETS AND LIABILITIES – NET – (0.1)%		$(1,261,486)

TOTAL NET ASSETS – 100%		$849,704,828

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Government Money Market Fund

At April 30, 2005, the Fund’s portfolio composition was as follows:

Percentage of Total Investments[1]

U.S. Government Agency Securities	82.5%

Cash Equivalents[2]	17.5%

TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(2) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description		Principal Amount	Value

GOVERNMENT AGENCIES – 82.5%

	FEDERAL FARM CREDIT SYSTEM – 3.2%

[1]	Floating Rate Notes, 2.930%, 5/23/2005	$65,000,000	$64,997,954

	FEDERAL HOME LOAN BANK – 5.0%

[1]	Floating Rate Notes, 3.003%, 7/5/2005	100,000,000	99,982,260

	FEDERAL HOME LOAN MORTGAGE CORPORATION – 16.2%

[2]	Discount Notes, 3.100%, 9/6/2005	89,331,000	88,346,374

[1]	Floating Rate Notes, 3.082%, 7/7/2005	235,000,000	235,000,000

	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$323,346,374

	FEDERAL NATIONAL MORTGAGE ASSOCIATION – 58.1%

[2]	Discount Notes, 2.490% - 3.310%, 5/2/2005 - 11/28/2005	450,000,000	446,383,277

[1]	Floating Rate Notes, 2.700% - 2.950%, 5/2/2005 - 6/9/2005	713,750,000	713,625,253

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$1,160,008,530

TOTAL GOVERNMENT AGENCIES			$1,648,335,118

REPURCHASE AGREEMENTS – 17.6%

	Repurchase agreement with Morgan Stanley & Co., Inc., 2.790%, dated 4/29/2005 to be repurchased at $250,058,125 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/15/2010, collateral market value $254,585,093	$250,000,000	$250,000,000

	Repurchase agreement with State Street Corp., 2.700%, dated 4/29/2005 to be repurchased at $100,779,670 on 5/2/2005, collateralized by a U.S. Treasury Obligation with a maturity of 3/31/2007, collateral market value $102,773,344	100,757,000	100,757,000

TOTAL REPURCHASE AGREEMENTS			$350,757,000

TOTAL INVESTMENTS – 100.1% (AT AMORTIZED COST)			$1,999,092,118

OTHER ASSETS AND LIABILITIES – NET – (0.1)%			$(1,937,606)

TOTAL NET ASSETS – 100%			$1,997,154,512

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Tax-Free Money Market Fund

At April 30, 2005, the Fund’s portfolio composition1 was as follows:

Percentage of Total Investments[2]

Refunding Bonds	36.9%

University & College Improvements	11.6%

Health, Hospital, Nursing Home Improvements	8.4%

Other	6.6%

Public Improvements	6.2%

State Single Family Housing	6.1%

School Improvements	5.2%

Water Utility Improvements	4.5%

Miscellaneous Purposes	3.9%

Cash Flow Management	3.8%

State Multi-Family Housing	3.2%

Sewer Improvements	2.5%

Transit Improvements	0.6%

Industrial Improvements	0.2%

Recreational Facility Improvements	0.2%

Private Primary Schools	0.1%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s adviser.

(2) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

3SHORT-TERM MUNICIPALS – 99.7%

ALABAMA – 2.9%

Mobile, AL, IDB Dock & Wharf, Revenue Bonds Weekly VRDNs (Wachovia Bank N.A. LOC)	$2,260,000	$2,260,000

University of Alabama at Birmingham, (Series A), 4.00% Bonds (AMBAC INS), 6/1/2005	2,320,000	2,323,969

TOTAL ALABAMA		$4,583,969

ALASKA – 0.1%

Valdez, AK, Marine Terminal, (Series 2003C) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)	200,000	200,000

CALIFORNIA – 3.2%

California State, 3.00% RANs, 6/30/2005	5,000,000	5,010,270

COLORADO – 3.4%

Colorado Postsecondary Educational Facilities, Revenue Bonds Weekly VRDNs (Pro Rodeo Hall of Fame)/(J.P. Morgan Chase Bank LOC)	285,000	285,000

Colorado Springs, CO Utility System, Lien – (Series A), Weekly VRDNs (Dexia Credit Local LIQ)	5,000,000	5,000,000

TOTAL COLORADO		$5,285,000

CONNECTICUT – 0.1%

Connecticut State HEFA, (Series T-1) Daily VRDNs (Yale University)	$200,000	$200,000

FLORIDA – 3.5%

Hillsborough County, FL, Solid Waste & Resource Recovery, 3.00% Bonds, 9/1/2005, (MBIA INS)	2,080,000	2,083,585

Tampa, FL, Occupational License Tax Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	3,500,000	3,500,000

TOTAL FLORIDA		$5,583,585

GEORGIA – 1.0%

De Kalb County, GA, Multi-Family Housing Authority, Winterscreek Apts Weekly VRDNs (FNMA COL)	1,600,000	1,600,000

ILLINOIS – 0.6%

Chicago, IL, Park District, 3.00% Bonds, 5/2/2005	1,000,000	1,000,039

INDIANA – 6.7%

Columbus Industrial Revenue, Quinco Consulting Center Weekly VRDNs (Fifth Third Bank LOC)	$300,000	$300,000

Elkhart County, IN, Hubbard Hill Estates Weekly VRDNs (Fifth Third Bank LOC)	2,000,000	2,000,000

Indiana State Educational Faciilities Authority, St Josephs Weekly VRDNs (Fifth Third Bank LOC)	4,300,000	4,300,000

Indianapolis, IN, Local Public Improvement Bond Bank, 2.50% CP, Mandatory Tender 7/12/2005, (Key Bank N.A. LOC)	4,000,000	4,000,000

TOTAL INDIANA		$10,600,000

MARYLAND – 2.8%

Maryland State Community Development Administration, (2004 Series J), 2.05% TOBs 12/5/2005	3,095,000	3,095,000

Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Bank of America N.A. LOC)	1,394,000	1,394,000

TOTAL MARYLAND		$4,489,000

MICHIGAN – 7.2%

Detroit, MI, Water Supply System, (Series C), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	7,390,000	7,390,000

Michigan State, (Series A), 3.50% TRANs, 9/30/2005	4,000,000	4,024,573

TOTAL MICHIGAN		$11,414,573

MONTANA – 0.6%

Montana State Health Facilities Authority, Revenue Bond Weekly VRDNs (FGIC INS)/(Wells Fargo Bank LIQ)	1,000,000	1,000,000

NEW HAMPSHIRE – 3.2%

Strafford County, NH, Tax Anticipation Note, 3.25% TANs, 12/28/2005	5,000,000	5,027,481

NEW JERSEY – 4.7%

Cherry Hill, NJ, 3.00% BANs, 10/25/2005	4,966,000	4,985,056

New Jersey State, GO, Unlimited Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)	2,400,000	2,400,000

TOTAL NEW JERSEY		$7,385,056

NEW YORK – 16.8%

Albany, NY, IDA, (Series 2001C: Empire Commons North), Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/(Key Bank, N.A. SA)	1,570,000	1,570,000

Clinton County, NY, IDA, (Series 2002A), Weekly VRDNs (Champlain Valley Physicians Hospital Medical Center)/(Radian Asset Assurance INS)/(Key Bank, N.A. SA LIQ)	6,000,000	6,000,000

New York City, NY, (1994 Series A-5) Daily VRDNs (KBC Bank N.V. LOC)	2,300,000	2,300,000

Rockland County, NY, Tax Anticipation Note, 3.50% TANs, 3/23/2006	5,000,000	5,041,353

Tompkins County, NY, IDA, (Series 2001-A), Weekly VRDNs (Tompkins Cortland Community College Foundation, Inc.)/(HSBC Bank USA LOC)	$3,050,000	$3,050,000

Triborough Bridge & Tunnel Authority, NY, (Series 2001C), Weekly VRDNs (AMBAC LOC)/(Bayerische Landesbank SA)	3,000,000	3,000,000

Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000A), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	1,285,000	1,285,000

Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000D), Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London SA LIQ)	4,300,000	4,300,000

TOTAL NEW YORK		$26,546,353

NORTH CAROLINA – 7.2%

Durham, NC, Water & Sewer Utility System, Refunding Revenue Bonds Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,000,000	2,000,000

North Carolina Capital Facilities Finance Agency, Refunding Revenue Bonds Weekly VRDNs (Wachovia Bank N.A. LOC)	4,365,000	4,365,000

Wake County, NC, (Series 2004A), 4.00% TOBs (Landesbank Hessen-Thueringen, Frankfurt LIQ) 4/1/2006	5,000,000	5,058,465

TOTAL NORTH CAROLINA		$11,423,465

OREGON – 3.2%

Oregon State Housing and Community Services Department, (Series O), 2.23% BANs, 12/1/2005	5,000,000	5,000,000

PENNSYLVANIA – 25.3%

Allegheny County, PA, Higher Education Building Authority, (Series 1998) Daily VRDNs (Carnegie Mellon University)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	4,250,000	4,250,000

Allegheny County, PA, IDA, Weekly VRDNs (Western PA Humane Society)/(National City Bank, Pennsylvania LOC)	900,000	900,000

Beaver County, PA, IDA, Refunding Revenue Bond Weekly VRDNs (BP PLC)	2,000,000	2,000,000

Bucks County, PA, IDA, Revenue Bonds Weekly VRDNs (Christian Life Center)/(Wachovia Bank N.A. LOC)	700,000	700,000

Delaware Valley, PA, Regional Finance Authority Weekly VRDNs (Toronto Dominion Bank LIQ)	700,000	700,000

Emmaus, PA, General Authority, (Series A), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	2,600,000	2,600,000

Lancaster County, PA, Hospital Authority, Refunding Revenue Bonds Weekly VRDNs (PNC Bank, N.A. LIQ)/(AMBAC LOC)	2,340,000	2,340,000

Lehigh County, PA, IDA, Weekly VRDNs (Wachovia Bank N.A. LOC)	845,000	845,000

Moon Township, PA, IDA, Revenue Bonds Weekly VRDNs (PNC Bank, N.A. LOC)	1,050,000	1,050,000

Northampton County, PA, IDA, Weekly VRDNs (Bank of America LOC)	$4,000,000	$4,000,000

Pennsylvania EDFA, Revenue Bonds Weekly VRDNs (Glade Run Luthern Services)/(PNC Bank, N.A. LOC)	475,000	475,000

Pennsylvania State Higher Education Facilities Authority, (Series I-4), Weekly VRDNs (Messiah College)/(PNC Bank, N.A. LOC)	2,600,000	2,600,000

Pennsylvania State Higher Education Facilities Authority, College & University Revenue Bonds, 2.75% TOBs (Council of Independent Colleges and Universities), Mandatory Tender 4/1/2006, (PNC Bank N.A. LOC)	2,100,000	2,100,000

Pennsylvania State University, (Series A), Weekly VRDNs (J.P. Morgan Chase Bank, LIQ)	4,260,000	4,260,000

Philadelphia, PA, Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC)	500,000	500,000

Philadelphia, PA, Gas Works, (Series A-2), Weekly VRDNs (Bank of Nova Scotia and J.P. Morgan Chase Bank, LOCs)	5,500,000	5,500,000

Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2004), Weekly VRDNs (Philadelphia Protestant Home)/(Fleet National Bank LOC)	4,140,000	4,140,000

Schuylkill County, PA, (GO UT), Weekly VRDNs (Wachovia Bank N.A. LIQ)/(AMBAC LOC)	$320,000	$320,000

Shaler, PA, Area School District Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	700,000	700,000

TOTAL PENNSYLVANIA		$39,980,000

SOUTH CAROLINA – 0.3%

South Carolina Jobs-EDA, Refunding Revenue Bonds Weekly VRDNs (Bank of America LOC)	500,000	500,000

TEXAS – 3.2%

Texas State, (Series 2004), 3.00% TRANs, 8/31/2005	5,000,000	5,023,849

UTAH – 1.1%

Emery County, UT, PCRB (Series 1991), Weekly VRDNs (Pacificorp)/(BNP Paribas LOC)	1,800,000	1,800,000

VERMONT – 2.6%

Vermont Educational and Health Buildings Financing Agency, VHA New England (Series C), Weekly VRDNs (AMBAC LOC)	1,000,000	1,000,000

Vermont Educational and Health Buildings Financing Agency, VHA New England (Series E), Weekly VRDNs (AMBAC LOC)	3,100,000	3,100,000

TOTAL VERMONT		$4,100,000

TOTAL INVESTMENTS – 99.7% (AT AMORTIZED COST)		$157,752,640

OTHER ASSETS AND LIABILITIES – NET – 0.3%		$463,872

TOTAL NET ASSETS – 100%		$158,216,512

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Money Market Fund

At April 30, 2005, the Fund’s portfolio composition was as follows:

Percentage of Total Investments[1]

Commercial Paper	36.0%

U.S. Government Agency Securities	23.6%

Notes - Variable	35.1%

Cash Equivalents[2]	5.3%

TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(2) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

2COMMERCIAL PAPER – 36.0%

ASSET BACKED – 4.9%

[4] Apreco, Inc., 2.977%, 5/26/2005	$42,000,000	$41,913,375

CRC Funding LLC, 2.884%, 5/18/2005	43,000,000	42,941,723

TOTAL ASSET BACKED		$84,855,098

COMMERCIAL BANKS – 2.9%

Citicorp, 3.015%, 6/20/2005	50,000,000	49,791,667

CONSUMER FINANCE – 7.4%

American General Finance Corp., 2.675%, 6/21/2005	77,750,000	77,459,215

HSBC Finance Corp., 2.970%, 6/29/2005	50,000,000	49,756,625

TOTAL CONSUMER FINANCE		$127,215,840

DIVERSIFIED – 3.8%

ChevronTexaco Funding Corp., 2.732%, 5/3/2005	65,000,000	64,990,142

DIVERSIFIED FINANCIAL SERVICES – 2.3%

CIT Group, Inc., 2.981%, 9/13/2005	40,000,000	39,560,500

FOOD & BEVERAGE – 2.2%

Nestle Capital Corp., 2.984%, 7/1/2005	37,000,000	36,814,111

INSURANCE – 7.1%

AIG Funding, Inc., 2.984%, 8/16/2005	48,000,000	47,580,560

Prudential Funding Corp., 2.950%, 6/9/2005	75,000,000	74,760,313

TOTAL INSURANCE		$122,340,873

MEDIA – 2.9%

Gannett Co., Inc., 2.810%, 5/23/2005	50,000,000	49,914,444

PERSONAL CREDIT – 2.5%

American Express Credit Corp., 2.807%, 5/6/2005	42,000,000	41,983,667

TOTAL COMMERCIAL PAPER		$617,466,342

GOVERNMENT AGENCIES – 23.6%

THRIFTS & MORTGAGE FINANCE – 23.6%

Federal Home Loan Mortgage Corp., 3.082%, 10/7/2005	$100,000,000	$100,000,000

FNMA, 2.690%, 9/19/2005	70,000,000	69,262,492

FNMA, 2.776%, 1/9/2006	88,000,000	87,965,528

FNMA, 2.833%, 9/15/2005	75,000,000	74,987,982

FNMA, 3.082%, 12/12/2005	75,000,000	73,462,500

TOTAL GOVERNMENT AGENCIES		$405,678,502

1NOTES - VARIABLE – 35.2%

ASSET BACKED – 0.0%

Bob Sumerel Tire Co., Inc., 3.060%, 5/5/2005	155,000	155,000

CAPITAL MARKETS – 5.1%

Morgan Stanley, 2.980%, 5/2/2005	87,500,000	87,500,000

COMMERCIAL BANKS – 5.1%

Wells Fargo Bank, N.A., 2.960%, 5/24/2005	87,000,000	87,000,000

DIVERSIFIED FINANCIAL SERVICES – 13.3%

CIT Group, Inc., 3.620%, 7/29/2005	52,500,000	52,548,712

Canadian Imperial Bank of Commerce, NY, 2.82%, 5/27/2005	87,500,000	87,481,798

Capital One Funding Corp., Series 1996-H, (JPMorgan Chase Bank, N.A. LOC), 3.030%, 5/5/2005	568,000	568,000

General Electric Capital Corp., 2.94%, 6/13/2005	87,500,000	87,500,000

TOTAL DIVERSIFIED FINANCIAL SERVICES		$228,098,510

FINANCIAL SECURITIES – 5.1%

Sigma Finance, Inc., 2.992%, 6/23/2005	$87,000,000	$86,986,087

PERSONAL CREDIT – 2.5%

American Express Credit Corp., Series MTN, 2.920%, 5/9/2005	44,000,000	44,004,207

PHARMACEUTICALS – 4.1%

Pfizer, Inc., 2.690%, 5/4/2005	70,000,000	70,000,000

TOTAL NOTES - VARIABLE		$603,743,804

REPURCHASE AGREEMENT – 5.3%

Repurchase agreement with State Street Corp., 2.700%, dated 4/29/2005 to be repurchased at $91,272,532 on 5/2/2005, collateralized by a U.S. Treasury Agency Obligation with the maturity of 03/31/2007, collateral market value $92,919,378	$91,252,000	$91,252,000

TOTAL INVESTMENTS – 100.1% (AT AMORTIZED COST)		$1,718,140,648

OTHER ASSETS AND LIABILITIES – NET – (0.1)%		$(705,939)

TOTAL NET ASSETS – 100%		$1,717,434,709

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Prime Money Market Fund

At April 30, 2005, the Fund’s portfolio composition was as follows:

Percentage of Total Investments[1]

Commercial Paper	42.7%

Notes - Variable	27.8%

U.S. Government Agency Securities	20.3%

Cash Equivalents[2]	9.2%

TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

(2) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

2COMMERCIAL PAPER – 42.7%

ASSET BACKED – 4.9%

[4] Apreco, Inc., 2.970%, 5/26/2005	$8,000,000	$7,983,500

CRC Funding LLC, 2.870%, 5/18/2005	7,000,000	6,990,513

TOTAL ASSET BACKED		$14,974,013

COMMERCIAL BANKS – 4.5%

Citicorp, 3.000%, 6/20/2005	14,000,000	13,941,667

CONSUMER FINANCE – 8.2%

American General Finance Corp., 2.640%, 6/21/2005	11,000,000	10,958,860

HSBC Finance Corp., 2.970%, 6/29/2005	14,500,000	14,429,421

TOTAL CONSUMER FINANCE		$25,388,281

DIVERSIFIED FINANCIAL SERVICES – 2.1%

CIT Group, Inc., 2.930%, 9/13/2005	6,500,000	6,428,581

FOOD & BEVERAGE – 4.2%

Nestle Capital Corp., 2.965%, 7/1/2005	13,000,000	12,934,688

INSURANCE – 8.5%

AIG Funding, Inc., 2.940%, 8/16/2005	12,000,000	11,895,140

Prudential Funding Corp., 2.950%, 6/9/2005	14,500,000	14,453,660

TOTAL INSURANCE		$26,348,800

MEDIA – 3.2%

Gannett Co., Inc., 2.800%, 5/23/2005	10,000,000	9,982,889

OIL & GAS PRODUCT – 4.5%

ChevronTexaco Funding Corp., 2.730%, 5/3/2005	14,000,000	13,997,877

PERSONAL CREDIT – 2.6%

American Express Credit Corp., 2.800%, 5/6/2005	$8,000,000	$7,996,888

TOTAL COMMERCIAL PAPER		$131,993,684

GOVERNMENT AGENCIES – 20.3%

FEDERAL HOME LOAN MORTGAGE CORPORATION – 4.9%

3.082%, 10/7/2005	15,000,000	15,000,000

FEDERAL NATIONAL MORTGAGE ASSOCIATION – 15.4%

2.690%, 9/19/2005	10,000,000	9,894,642

2.776%, 1/9/2006	12,000,000	11,995,299

2.833%, 9/15/2005	11,000,000	10,998,237

3.280%, 12/12/2005	15,000,000	14,692,500

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$47,580,678

TOTAL GOVERNMENT AGENCIES		$62,580,678

1NOTES - VARIABLE – 27.8%

CAPITAL MARKETS – 4.0%

Morgan Stanley, 2.980%, 5/2/2005	12,500,000	12,500,000

COMMERCIAL BANKS – 4.2%

Wells Fargo Bank, N.A., 2.960%, 5/24/2005	13,000,000	13,000,000

DIVERSIFIED FINANCIAL SERVICES – 10.5%

Canadian Imperial Bank of Commerce, NY, 2.820%, 5/27/2005	12,500,000	12,497,400

CIT Group, Inc., 3.620%, 7/29/2005	$7,500,000	$7,507,006

General Electric Capital Corp., 2.940%, 6/13/2005	12,500,000	12,500,000

TOTAL DIVERSIFIED FINANCIAL SERVICES		$32,504,406

FINANCIAL SERVICES – 3.9%

Sigma Finance, Inc., 2.992%, 6/23/2005	12,000,000	11,998,081

PERSONAL CREDIT – 2.0%

American Express Credit Corp., (Series MTN), 2.920%, 5/9/2005	6,000,000	6,000,574

PHARMACEUTICALS – 3.2%

Pfizer, Inc., 2.690%, 5/4/2005	10,000,000	10,000,000

TOTAL NOTES - VARIABLE		$86,003,061

REPURCHASE AGREEMENT – 9.2%

Repurchase agreement with State Street Corp., 2.700%, dated 4/29/2005 to be repurchased at $28,254,119 on 5/2/2005, collateralized by a U.S. Treasury Agency Obligation with a maturity of 03/31/2007, collateral market value $28,769,848 (at amortized cost)	$28,252,000	$28,252,000

TOTAL INVESTMENTS – 100.0% (AT AMORTIZED COST)		$308,829,423

OTHER ASSETS AND LIABILITIES – NET – 0.0%		$138,132

TOTAL NET ASSETS – 100.0%		$308,967,555

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB New York Tax-Free Money Market Fund

At April 30, 2005, the Fund’s portfolio composition1 was as follows:

Percentage of Total Investments[2]

Refunding Bonds	36.3%

Public Improvements	17.0%

University & College Improvements	8.9%

School Improvements	8.3%

Cash Flow Management	8.2%

Health, Hospitals, Nursing Home Improvements	4.4%

Recreational Facility Improvements	2.9%

Housing	2.8%

Miscellaneous Purposes	2.7%

Retirement Facilities	2.3%

Other	1.9%

Resource Recovery Improvements	1.4%

Refunding Notes	1.3%

State Multi-Family Housing	0.8%

Water Utility Improvements	0.8%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s adviser.

(2) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

3SHORT-TERM MUNICIPALS – 99.7%

NEW YORK – 99.7%

Albany, NY, (GO UT), 3.00% BANs, 6/9/2005	$480,000	$480,655

Albany, NY, (GO UT), 3.00% BANs, 6/9/2005	1,230,000	1,231,680

Averill Park, NY, CSD, (Series A), 4.25% Bonds (FSA INS), 6/15/2005	1,110,000	1,113,442

Clarence, NY, CSD, 3.00% BANs, 6/30/2005	3,000,000	3,006,547

Clinton County, NY, IDA, (Series 2002A), Weekly VRDNs (Champlain Valley Physicians Hospital Medical Center)/(Radian Asset Assurance INS)/(Key Bank, N.A. LIQ)	1,750,000	1,750,000

Dutchess County, NY, IDA, (Series 1998-A), Weekly VRDNs (Marist College)/(Bank of New York LOC)	1,790,000	1,790,000

Erie County, NY, IDA, (Series 1998), Weekly VRDNs (B & G Properties LLC)/(HSBC Bank USA LOC)	910,000	910,000

Erie County, NY, IDA, (Series 2002: Civic Facility Revenue Bonds), Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC)	1,550,000	1,550,000

Herkimer County, NY, IDA, Civic Facility Revenue Bonds, (Series 2000), Weekly VRDNs (Templeton Foundation)/(Key Bank, N.A. LOC)	2,350,000	2,350,000

Herricks, NY, Union Free School District, 3.25% Bonds (State Aid Withholding LOC), 12/1/2005	4,000,000	4,024,950

Huntington, NY, Union Free School District, 3.00% Bonds (State Aid Withholding LOC), 6/26/2005	$3,400,000	$3,405,023

Lindenhurst, NY, Union Free School District, 2.75% Bonds (State Aid Withholding LOC), 6/23/2005	4,000,000	4,004,296

Marlboro, NY, CSD, 3.75% BANs, 4/13/2006, (State Aid Withholding LOC)	5,000,000	5,039,228

Metropolitan Transportation Authority, NY, (Series 2002D-1), Weekly VRDNs (FSA INS)/(Westdeutsche Landesbank AG (Guaranteed) LIQ)	3,500,000	3,500,000

Metropolitan Transportation Authority, NY, (Series 2002D-2), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	4,505,000	4,505,000

Monroe County, NY, IDA, Weekly VRDNs (Fleet National Bank LIQ)/(Radian Group, Inc. LOC)	4,000,000	4,000,000

New York City, NY, IDA, (Series 2000), Weekly VRDNs (National Center on Addiction and Substance Abuse at Columbia University)/(J.P. Morgan Chase Bank, LOC)	3,600,000	3,600,000

New York City, NY, IDA, Revenue Bonds, Weekly VRDNs (Children’s Oncology Society)/(Bank of New York LOC)	1,900,000	1,900,000

New York City, NY, Municipal Water Finance Authority, (Series 2001 F-1), Daily VRDNs (Dexia Credit Local LIQ)	1,200,000	1,200,000

New York City, NY, Municipal Water Finance Authority, (Series 2001 F-2), Weekly VRDNs (J.P. Morgan Chase Bank, LIQ)	$1,100,000	$1,100,000

New York City, NY, Municipal Water Finance Authority, (Series 2003 C-1), Daily VRDNs (State Street Bank and Trust Co. LIQ)	800,000	800,000

New York City, NY, Municipal Water Finance Authority, (Series 5), 2.10% CP (Bayerische Landesbank Girozentrale, Landesbank Hessen-Thueringen, Frankfurt and West LB AG (Guaranteed) LOCs), Mandatory Tender 7/14/2005	1,000,000	1,000,000

New York City, NY, Municipal Water Finance Authority, (Series C), Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	1,200,000	1,200,000

New York City, NY, Municipal Water Finance Authority, (Series F), Daily VRDNs (Bayerische Landesbank LIQ)	800,000	800,000

New York City, NY, Transitional Finance Authority, (1999 Subseries A-2), Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ)	1,500,000	1,500,000

New York City, NY, Weekly VRDNs, (J.P. Morgan Chase Bank, N.A. LOC)	1,400,000	1,400,000

New York City, NY, (Series 1994A-10), Daily VRDNs (J.P. Morgan Chase Bank, N.A. LOC)	1,875,000	1,875,000

New York City, NY, (Series 1994A-5), Daily VRDNs (KBC Bank N.V. LOC)	1,665,000	1,665,000

New York City, NY, (Series 1994E-2), Daily VRDNs (J.P. Morgan Chase Bank, N.A. LOC)	3,800,000	3,800,000

New York City, NY, (Series 1994H-2), Daily VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. SA LIQ)	300,000	300,000

New York City, NY, (Series 1994H-4), Weekly VRDNs (AMBAC INS)/(KBC NV LIQ)	1,200,000	1,200,000

New York City, NY, (Series 1995F-2), Weekly VRDNs (Toronto Dominion LOC)	2,000,000	2,000,000

New York City, NY, (Series 1995F-4), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	1,475,000	1,475,000

New York City, NY, (Series B), 6.10% Bonds, 8/15/2005	3,565,000	3,606,606

New York State Dormitory Authority, (Series 2000), Weekly VRDNs (Glen Eddy, Inc.)/(Fleet National Bank LOC)	2,855,000	2,855,000

New York State Dormitory Authority, Mental Health Services, (2003 Subseries D-2D), Weekly VRDNs (New York State)/(AMBAC INS)/(Landesbank Baden-Wuerttemberg LIQ)	5,460,000	5,460,000

New York State Dormitory Authority, (Series F-1), 4.00% Bonds, 2/15/2006	1,140,000	1,154,855

New York State, HFA, Weekly VRDNs (Special Surgery Hospital)/(J.P. Morgan Chase Bank, LOC)	4,000,000	4,000,000

New York State HFA, Service Contract Revenue Bonds (Series 2003B), Weekly VRDNs (BNP Paribas SA LOC)	4,200,000	4,200,000

New York State Local Government Assistance Corp., (Series 1993A), Weekly VRDNs (Bayerische Landesbank Girozentrale and WestLB AG (Guaranteed) LOCs)	$4,900,000	$4,900,000

New York State Local Government Assistance Corp., (Series 1995B), Weekly VRDNs (Bank of Nova Scotia, Toronto LOC)	2,142,000	2,142,000

New York State Power Authority, 2.15% TOBs (Dexia Credit Local LIQ), Optional Tender 9/1/2005	2,000,000	2,000,000

New York, NY, 5.75% Bonds, 2/1/2006 (@101.5)	1,780,000	1,847,255

Onondaga County, NY, IDA, (Series 1999A), Weekly VRDNs (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC)	2,653,000	2,653,000

Ontario County, NY, IDA, (Series 2003A), Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC)	3,800,000	3,800,000

Orange County, NY, IDA, (Series 2002), Weekly VRDNs (Horton Medical Center)/(FSA INS)/(Fleet National Bank LIQ)	1,130,000	1,130,000

Pittsford, NY, CSD, 3.00% BANs, 10/14/2005, (State Aid Withholding LOC)	2,655,000	2,669,227

Port Authority of New York and New Jersey, Equipment Note Agreement, (Series 2002-2), Weekly VRDNs	4,000,000	4,000,000

Riverhead, NY, IDA, IDRB, (Series 1998), Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Mellon Bank NA, Pittsburgh LOC)	1,500,000	1,500,000

Rockland County, NY, Tax Anticipation Note, 3.50% TANs, 3/23/2006	5,000,000	5,041,353

Schalmont, NY, CSD, 2.00% BANs, 6/16/2005, (State Aid Withholding LOC)	5,000,000	5,000,000

Seneca County, NY, IDA, (Series 2000), Weekly VRDNs (Kidspeace National Centers of New York, Inc.)/(Key Bank, N.A. LOC)	2,120,000	2,120,000

Suffolk County, NY, IDA, (Series 1997B), Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC)	1,770,000	1,770,000

Triborough Bridge & Tunnel Authority, NY, Weekly VRDNs (Dexia Credit Local LIQ)	4,600,000	4,600,000

Triborough Bridge & Tunnel Authority, NY, (Series 2001B), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	1,200,000	1,200,000

Triborough Bridge & Tunnel Authority, NY, (Series 2001C), Weekly VRDNs (AMBAC LOC)/(Bayerische Landesbank SA LIQ)	2,800,000	2,800,000

Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds, (Series 2000D), Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London SA LIQ)	490,000	490,000

Warwick Valley, NY, CSD, 3.00% Bonds (FGIC INS), 6/15/2005	1,000,000	1,001,073

Yonkers, NY, IDA, Civic Facility Revenue Bonds, (Series 1994), Weekly VRDNs (Consumers Union of United States, Inc.)/(AMBAC INS)/(Bank of New York LIQ)	1,539,355	1,539,355

TOTAL INVESTMENTS – 99.7% (AT AMORTIZED COST)		$142,955,545

OTHER ASSETS AND LIABILITIES – NET – 0.3%		$501,009

TOTAL NET ASSETS – 100%		$143,456,554

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Pennsylvania Tax-Free Money Market Fund

At April 30, 2005, the Fund’s portfolio composition1 was as follows:

Percentage of Total Investments[2]

Refunding Bonds	37.2%

Miscellaneous Purposes	10.7%

University & College Improvements	10.2%

Health, Hospital, Nursing Home Improvements	8.3%

Recreational Facility Improvements	5.9%

School Improvements	5.4%

Other	5.2%

Public Improvements	4.6%

State Single Family Housing	4.3%

Industrial Improvements	3.6%

Water Utility Improvements	3.6%

Economic Improvements	1.0%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s adviser.

(2) Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value

3SHORT-TERM MUNCIPALS – 100.2%

PENNSYLVANIA – 100.2%

Allegheny County, PA, HDA, Refunding Revenue Bonds Weekly VRDNs (FNMA LIQ)/(FNMA LOC)	$700,000	$700,000

Allegheny County, PA, Higher Education Building Authority, (Series 1998) Daily VRDNs (Carnegie Mellon University)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	800,000	800,000

Allegheny County, PA, IDA Weekly VRDNs (Western PA Humane Society)/(National City Bank, Pennsylvania LOC)	600,000	600,000

Allegheny County, PA, IDA, 1.85% TOBs (Children’s Museum of Pittsburgh)/(PNC Bank, N.A. LOC), Mandatory Tender 10/1/2005	500,000	500,000

Allegheny County, PA, (Series C-44), 5.375% Bonds (FGIC INS), 6/1/2005 (@100)	175,000	175,502

Allentown, PA, Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/(Wachovia Bank N.A. LOC)	200,000	200,000

Beaver County, PA, IDA, Refunding Revenue Bond Weekly VRDNs (BP PLC)	950,000	950,000

Bucks County, PA, IDA, Revenue Bonds Weekly VRDNs (SHV Real Estate, Inc.)/(ABN AMRO Bank NV, New York LOC)	900,000	900,000

Chester County, PA, HEFA, Revenue Bonds Weekly VRDNs (Barclay Friends)/(Wachovia Bank N.A. LOC)	115,000	115,000

Chester County, PA, IDA, (Series of 2001) Daily VRDNs (Archdiocese of Philadelphia)/(Wachovia Bank N.A. LOC)	$1,950,000	$1,950,000

Chester County, PA, IDA, The Woods Project Weekly VRDNs (PNC Bank, N.A. LOC)	360,000	360,000

Corry, PA, Area School District, Refunding Revenue Bonds, 5.00% Bonds (FGIC INS), 12/15/2005	750,000	762,958

Cumberland County, PA, Municipal Authority, (Series 2003-B), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC)	900,000	900,000

Dallastown Area School District, PA, (Series 1998), Weekly VRDNs (FGIC INS)/(BNP Paribas LIQ)	460,000	460,000

Delaware County, PA, IDA, Refunding Revenue Bonds Weekly VRDNs (GE Capital Corp)	430,000	430,000

Delaware County, PA, IDA, Revenue Bonds Weekly VRDNs (GE Capital Corp)	500,000	500,000

Delaware County, PA, IDA, Scott Paper Co. Weekly VRDNs	500,000	500,000

Delaware Valley, PA, Regional Finance Authority Weekly VRDNs (Toronto Dominion Bank LOC)	900,000	900,000

Delaware Valley, PA, Regional Finance Authority, (Series A), Weekly VRDNs (Toronto Dominion Bank LOC)	900,000	900,000

Downingtown, PA, 3.00% Bonds (FSA INS), 1/15/2006	275,000	276,731

Erie County, PA, Hospital Authority, (Series 1998B) Daily VRDNs (Hamot Health Foundation)/(AMBAC INS)/(National City Bank, PA LIQ)	$600,000	$600,000

Harrisburg, PA, Water Authority, Refunding Revenue Bond, (Series A), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	235,000	235,000

Lakeview, PA, School District, 5.50% Bonds (FGIC INS), 8/1/2005 (@100)	500,000	504,085

Lancaster, PA, Higher Education Authority, (Series 1997), Weekly VRDNs (Franklin and Marshall College Project)/(J.P. Morgan Chase Bank, N.A. LIQ)	690,000	690,000

Lehigh County, PA, IDA Weekly VRDNs (Wachovia Bank N.A. LOC)	560,000	560,000

Montgomery County, PA, IDA, Revenue Bonds Monthly VRDNs (ABN AMRO Bank NV, LOC)	1,060,000	1,060,000

Mt. Lebanon, PA, 3.00% Bonds, 7/29/2005	500,000	501,026

Pennsylvania State Higher Education Facilities Authority, (Series I-4), Weekly VRDNs (Messiah College)/(PNC Bank, N.A. LOC)	300,000	300,000

Pennsylvania State Higher Education Facilities Authority, (Series O), 3.25% TOBs (National City Bank, Pennsylvania LOC), Mandatory Tender 11/1/2005	300,000	301,670

Pennsylvania State Higher Education Facilities Authority, College & University Revenue Bonds, 2.75% TOBs (Council of Independent Colleges and Universities), (PNC Bank, N.A. LOC), Mandatory Tender 4/1/2006	625,000	625,000

Pennsylvania State Turnpike Commission, (Series Q of 1998) Daily VRDNs – (West LB AG, Bayerische Landesbank, Landesbank Baden Wuerttemberg LIQ)	1,000,000	1,000,000

Pennsylvania State University, (Series A), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	300,000	300,000

Pennsylvania State, (UT GO), BONDS, 5.00% Bonds (AMBAC INS), 11/15/2005 (@101.5)	450,000	463,711

Philadelphia, PA, Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC)	$700,000	$700,000

Philadelphia, PA, Gas Works, (Series A-2), Weekly VRDNs (Bank of Nova Scotia and J.P. Morgan Chase Bank, LOCs)	500,000	500,000

Philadelphia, PA, Water & Wastewater System, (Series B), Weekly VRDNs (AMBAC LOC)/(KBC Bank N.V. LIQ)	300,000	300,000

Schuylkill County, PA, (GO UT), Weekly VRDNs (AMBAC LOC)/(Wachovia Bank N.A. LIQ)	80,000	80,000

Spring Ford, PA, School District, UT GO, 3.00% Bonds (FSA INS), 9/1/2005	500,000	501,480

State Public School Building Authority, PA, 3.00% Bonds (AMBAC INS), 7/15/2005	250,000	250,497

State Public School Building Authority, PA, (Series F), 5.50% Bonds (Westmoreland County, PA Community College)/(MBIA Insurance Corp. INS), 10/15/2005 (@100)	400,000	406,773

University of Pittsburgh, (Series 2000A), Weekly VRDNs (BNP Paribus LIQ)	400,000	400,000

University of Pittsburgh, (Series 2000B), Weekly VRDNs (Lloyds TSB Bank PLC LIQ)	240,000	240,000

York, PA, General Authority, Revenue Bonds Weekly VRDNs (Wachovia Bank N.A. LIQ)/(AMBAC LOC)	20,000	20,000

York, PA, General Authority, Revenue Bonds Weekly VRDNs (Wachovia Bank N.A. LIQ)/(AMBAC LOC)	100,000	100,000

TOTAL INVESTMENTS – 100.2% (AT AMORTIZED COST)		$23,519,433

OTHER ASSETS AND LIABILITIES – NET – (0.2)%		$(35,269)

TOTAL NET ASSETS – 100%		$23,484,164

See Notes to Portfolios of Investments

The categories of investments are shown as a percentage of total net assets at April 30, 2005.

(1) Denotes variable rate securities with current rate and next demand date.

(2) Each issue, with the exception of variable rate securities, shows the coupon or rate of discount at the time of purchase, if applicable.

(3) At April 30, 2005, 1.7% of the total investments at market value were subject to alternative minimum tax for New York Tax-Free Money Market Fund (percentage is unaudited). At April 30, 2005, the Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund held no securities that were subject to the federal alternative minimum tax.

(4) Denotes a restricted security including securities purchased under Rule 144A of the Security Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the funds’ Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $41,913,375 for Money Market Fund and $7,983,500 for Prime Money Market Fund, which represents 2.4% and 2.6% of total net assets, respectively.

The following acronyms are used throughout this report:

AMBAC – American Municipal Bond Assurance Corporation	IDA – Industrial Development Authority
BANs – Bond Anticipation Notes	IDB – Industrial Development Bond
COL – Collateralized	IDC – Industrial Development Corporation
CP – Commercial Paper	IDRB – Industrial Development Revenue Bond
CSD – Central School District	INS – Insured
EDA – Economic Development Authority	LIQ – Liquidity Agreement
EDFA – Economic Development Financing Authority	LOC(s) – Letter(s) of Credit
FGIC – Financial Guaranty Insurance Corporation	MTN – Medium Term Note
FNMA – Federal National Mortgage Association	PCRBs – Pollution Control Revenue Bonds
FSA – Financial Security Assurance	RANs – Revenue Anticipation Notes
GDR – Global Depositary Receipt	TANs – Tax Anticipation Notes
GO – General Obligation	TOBs – Tender Option Bonds
GTD – Guaranteed	TRANs – Tax and Revenue Anticipation Notes
HDA – Hospital Development Authority	UT – Unlimited Tax
HEFA – Health and Education Facilities Authority	VHA – Veterans Housing Administration
HFA – Housing Finance Agency	VRDNs – Variable Rate Demand Notes

MTB Fund	Cost of Investments for Federal Tax Purposes

U.S. Treasury Money Market Fund	$850,966,314*
U.S. Government Money Market Fund	1,999,092,118*
Tax-Free Money Market Fund	157,752,640*
Money Market Fund	1,718,140,648*
Prime Money Market Fund	308,829,423*
New York Tax-Free Money Market Fund	142,955,545*
Pennsylvania Tax-Free Money Market Fund	23,519,433*

*at amortized cost

(See Notes which are an integral part of the Financial Statements)

STATEMENTS OF ASSETS LIABILITIES

April 30, 2005	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund

ASSETS:
Investments in repurchase agreements	$ 374,143,000	$ 350,757,000
Investments in securities	476,823,314	1,648,335,118
TOTAL INVESTMENTS IN SECURITIES, AT AMORTIZED COST AND VALUE	850,966,314	1,999,092,118

Cash	1,077,683	567
Income receivable	226,080	2,355,402
Receivable for shares sold	--	--

TOTAL ASSETS	852,270,077	2,001,448,087

LIABILITIES:
Income distribution payable	1,352,181	4,003,536
Payable for shares redeemed	997,801	--
Payable for transfer and dividend disbursing agent fees and expenses	17,979	25,881
Payable for trustees’ fees	682	77
Payable for audit fees	13,265	12,149
Payable to bank	--	--
Payable for portfolio accounting fees	68,434	171,660
Payable for distribution services fee (Note 5)	31,888	50,300
Payable for shareholder services fee (Note 5)	39,211	180
Accrued expenses	43,808	29,792

TOTAL LIABILITIES	2,565,249	4,293,575

NET ASSETS	$ 849,704,828	$ 1,997,154,512

NET ASSETS CONSIST OF:

Paid in capital	$ 849,706,889	$ 1,997,155,550
Accumulated net realized loss on investments	(33)	--
Undistributed (distributions in excess of) net investment income	(2,028)	(1,038)

TOTAL NET ASSETS	$ 849,704,828	$ 1,997,154,512

Class A Shares	$ 152,536,175	$ 877,578

Class B Shares	$ --	$ --

Class S Shares	$ 19,603,063	$ --

Institutional Shares	$ --	$ --

Institutional I Shares	$ 294,260,454	$ 1,210,016,878

Institutional II Shares	$ 383,305,136	$ 786,260,056

SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED:
Class A Shares	152,541,004	877,397

Class B Shares	--	--

Class S Shares	19,602,540	--

Institutional Shares	--	--

Institutional I Shares	294,198,508	1,210,099,796

Institutional II Shares	383,404,398	786,285,308

Tax-Free Money Market Fund	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund

$ --	$ 91,252,000	$ 28,252,000	$ --	$ --
157,752,640	1,626,888,648	280,577,423	142,955,545	23,519,433

157,752,640	1,718,140,648	308,829,423	142,955,545	23,519,433
--	661	256	--	--
743,407	2,206,673	316,508	837,674	87,999
--	263,179	346,272	1,866	--

158,496,047	1,720,611,161	309,492,459	143,795,085	23,607,432

177,407	2,326,522	419,001	82,842	32,138
--	185,829	21,775	3,251	--
19,030	102,600	3,626	10,395	10,851
1,249	--	981	645	148
13,233	11,560	12,912	12,479	12,565
23,286	--	--	170,225	59,096
16,157	150,614	27,411	15,326	5,156
5,372	144,078	--	--	--
11,445	190,867	17,594	31,270	87
12,356	64,382	21,604	12,098	3,227

279,535	3,176,452	524,904	338,531	123,268

$ 158,216,512	$ 1,717,434,709	$ 308,967,555	$ 143,456,554	$ 23,484,164

$ 158,217,917	$ 1,717,447,066	$ 308,970,707	$ 143,457,098	$ 23,484,156
(1,443)	(11,291)	(2,927)	(340)	(27)
38	(1,066)	(225)	(204)	35

$ 158,216,512	$ 1,717,434,709	$ 308,967,555	$ 143,456,554	$ 23,484,164

$ 54,013,243	$ 771,286,367	$ --	$ 116,150,479	$ 832,349

$ --	$ 170,752	$ --	$ --	$ --

$ --	$ 47,094,075	$ --	$ --	$ --

$ --	$ 8,578,746	$ 308,967,555	$ --	$ --

$ 62,563,022	$ 563,829,478	$ --	$ 27,306,075	$ 20,758,026

$ 41,640,247	$ 326,475,291	$ --	$ --	$ 1,893,789

54,023,556	771,539,908	--	116,151,338	832,341

--	170,281	--	--	--

--	46,894,263	--	--	--

--	8,578,916	308,973,265	--	--

62,575,136	563,806,041	--	27,305,520	20,759,281

41,631,227	326,485,152	--	--	1,892,534

	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share
Class A Shares	$ 1.00	$ 1.00

Class B Shares	$ --	$ --

Class S Shares	$ 1.00	$ --

Institutional Shares	$ --	$ --

Institutional I Shares	$ 1.00	$ 1.00

Institutional II Shares	$ 1.00	$ 1.00

See Notes which are an integral part of the Financial Statements

Tax-Free Money Market Fund	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund

$ 1.00	$ 1.00	$ --	$ 1.00	$ 1.00

$ --	$ 1.00	$ --	$ --	$ --

$ --	$ 1.00	$ --	$ --	$ --

$ --	$ 1.00	$ 1.00	$ --	$ --

$ 1.00	$ 1.00	$ --	$ 1.00	$ 1.00

$ 1.00	$ 1.00	$ --	$ --	$ 1.00

STATEMENT OF OPERATIONS

Year Ended April 30, 2005	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund

INVESTMENT INCOME:
Interest	$ 13,750,444	$ 40,405,676

EXPENSES:
Investment advisory fee (Note 5)	3,957,312	10,795,717
Administrative personnel and services fee (Note 5)	521,591	1,419,477
Custodian fees	28,133	60,968
Transfer and dividend disbursing agent fees and expenses (Note 5)	73,065	84,230
Trustees’ fees	13,582	17,701
Auditing fees	50,980	22,086
Legal fees	5,494	10,295
Portfolio accounting fees	254,948	796,734
Distribution services fee--Class A Shares (Note 5)	390,681	2,307
Distribution services fee--Class B Shares (Note 5)	--	--
Distribution services fee--Class S Shares (Note 5)	45,876	--
Distribution services fee--Institutional Shares (Note 5)	--	--
Distribution services fee--Institutional II Shares (Note 5)	877,504	2,446,729
Shareholder services fee--Class A Shares (Note 5)	390,681	2,307
Shareholder services fee--Class B Shares (Note 5)	--	--
Shareholder services fee--Class S Shares (Note 5)	45,877	--
Shareholder services fee--Institutional Shares (Note 5)	--	--
Shareholder services fee--Institutional I Shares (Note 5)	698,770	3,031,958
Share registration costs	22,838	10,657
Printing and postage	35,278	19,851
Insurance premiums	59,829	87,199
Miscellaneous	32,156	58,786

TOTAL EXPENSES	7,504,595	18,867,002

WAIVERS AND REIMBURSEMENTS:
Waiver of investment advisory fee (Note 5)	(1,206,367)	(3,821,490)
Waiver of portfolio accounting fees	(75,470)	(208,460)
Waiver of distribution services fee--Class A Shares (Note 5)	(385,596)	(2,088)
Waiver of distribution services fee--Class B Shares (Note 5)	--	--
Waiver of distribution services fee--Class S Shares (Note 5)	(38,511)	--
Waiver of distribution services fee--Institutional Shares (Note 5)	--	--
Waiver of distribution services fee--Institutional II Shares (Note 5)	(561,603)	(1,761,645)
Waiver of shareholder services fee--Class A Shares (Note 5)	(113,082)	(120)
Waiver of shareholder services fee--Class B Shares (Note 5)	--	--
Waiver of shareholder services fee--Class S Shares (Note 5)	--	--
Waiver of shareholder services fee--Institutional Shares (Note 5)	--	--
Waiver of shareholder services fee--Institutional I Shares (Note 5)	(642,869)	(3,031,958)
Reimbursement of other operating expenses (Note 5)	--	--

TOTAL WAIVERS AND REIMBURSEMENTS	(3,023,498)	(8,825,761)

Net expenses	4,481,097	10,041,241

Net investment income	9,269,347	30,364,435

Net realized gain (loss) on investments	--	--

Change in net assets resulting from operations	$ 9,269,347	$ 30,364,435

See Notes which are an integral part of the Financial Statements

Tax-Free Money Market Fund	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund

$ 2,510,227	$ 35,362,911	$ 5,407,624	$ 2,571,366	$ 327,486

813,678	9,291,279	1,398,722	833,120	103,727
107,174	1,222,658	184,590	109,457	13,678
9,037	56,407	13,651	8,234	1,076
46,905	392,459	6,415	33,317	37,870
9,867	17,057	9,628	9,242	8,032
11,327	98,273	8,810	20,328	12,665
6,453	6,374	5,973	5,306	6,078
66,067	644,666	105,624	62,307	11,485
130,117	2,129,357	--	315,487	986
--	1,666	--	--	--
--	138,287	--	--	--
--	15,451	711,996	--	--
114,847	898,446	--	--	3,820
130,117	2,129,357	--	315,487	986
--	556	--	--	--
--	138,287	--	--	--
--	15,451	711,996	--	--
168,619	1,536,083	--	107,064	47,964
32,611	3,321	10,792	31,687	42,262
8,796	129,421	17,809	15,288	6,477
21,848	68,502	18,355	17,975	10,710
6,455	46,025	3,457	4,420	4,301

1,683,918	18,979,383	3,207,818	1,888,719	312,117

(478,383)	(4,051,548)	(702,160)	(351,550)	(103,727)
(15,773)	(178,425)	(26,282)	(16,235)	(2,008)
(124,646)	(1,549,575)	--	(315,487)	(986)
--	(716)	--	--	--
--	--	--	--	--
--	(15,451)	(711,996)	--	--
(82,690)	(646,881)	--	--	(3,815)
(7,775)	--	--	(86,613)	(311)
--	(152)	--	--	--
--	--	--	--	--
--	(3,708)	(598,077)	--	--
(168,618)	(1,536,083)	--	(38,543)	(47,818)
--	--	--	--	(28,066)

(877,885)	(7,982,539)	(2,038,515)	(808,428)	(186,731)

806,033	10,996,844	1,169,303	1,080,291	125,386

1,704,194	24,366,067	4,238,321	1,491,075	202,100

--	2,413	(177)	(340)	--

$ 1,704,194	$ 24,368,480	$ 4,238,144	$ 1,490,735	$ 202,100

STATEMENTS OF CHANGES IN NET ASSETS

	U.S. Treasury Money Market Fund

	Year Ended April 30,
	2005	2004

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$ 9,269,347	$ 3,776,741
Net realized gain (loss) on investments	--	--

Change in net assets resulting from operations	9,269,347	3,776,741

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(1,658,830)	(1,624,606)
Class B Shares	--	--
Class S Shares	(179,061)	(42,212)
Institutional Shares	--	--
Institutional I Shares	(3,470,159)	(985,048)
Institutional II Shares	(3,961,390)	(1,121,836)

Change in net assets resulting from distributions to shareholders	(9,269,440)	(3,773,702)

SHARE TRANSACTIONS:
Proceeds from sale of shares	3,356,360,119	4,884,676,615
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Treasury Money Market Portfolio	--	414,957,553
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Treasury Cash Management Portfolio	--	37,662,151
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Government Cash Management Portfolio	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Tax-Free Cash Management Portfolio	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Money Market Portfolio	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Prime Cash Management Portfolio	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	774,467	284,908
Cost of shares redeemed	(3,313,511,043)	(5,171,599,869)

Change in net assets resulting from share transactions	43,623,543	165,981,358

Change in net assets	43,623,450	165,984,397
NET ASSETS:
Beginning of period	806,081,378	640,096,981

End of period	$ 849,704,828	$ 806,081,378

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (2,028)	$ (45,103)

See Notes which are an integral part of the Financial Statements

U.S. Government Money Market Fund		Tax-Free Money Market Fund		Money Market Fund		Prime Money Market Fund

Year Ended April 30,		Year Ended April 30,		Year Ended April 30,		Year Ended April 30,
2005	2004	2005	2004	2005	2004	2005	2004

$ 30,364,435	$ 14,114,726	$ 1,704,194	$ 937,343	$ 24,366,067	$ 9,690,438	$ 4,238,321	$ 1,796,519
--	--	--	--	2,413	--	(177)	--

30,364,435	14,114,726	1,704,194	937,343	24,368,480	9,690,438	4,238,144	1,796,519

(11,201)	(128,272)	(461,486)	(197,712)	(9,608,084)	(4,684,093)	--	--
--	--	--	--	(1,822)	(178)	--	--
--	--	--	--	(530,293)	(121,346)	--	--
--	--	--	--	(87,960)	(17,900)	(4,238,555)	(1,830,953)
(17,548,293)	(9,028,980)	(762,539)	(470,868)	(9,087,482)	(3,156,416)	--	--
(12,806,354)	(4,959,231)	(480,148)	(268,786)	(5,050,964)	(1,738,764)	--	--

(30,365,848)	(14,116,483)	(1,704,173)	(937,366)	(24,366,605)	(9,718,697)	(4,238,555)	(1,830,953)

4,426,880,243	4,676,020,526	306,489,011	313,287,302	6,906,841,526	8,163,415,103	1,369,187,334	778,833,498
--	--	--	--	--	--	--	--
--	--	--	--	--	--	--	--
--	856,436,291	--	--	--	--	--	--
--	--	--	11,848,522	--	--	--	--
--	--	--	--	--	1,028,939,384	--	--
--	--	--	--	--	61,893,805	--	--
67,519	313,597	462,270	215,601	6,853,144	3,036,354	1,669,378	582,947
(5,120,343,592)	(4,404,307,573)	(301,617,035)	(358,122,327)	(7,235,356,284)	(8,542,591,890)	(1,311,659,539)	(778,422,745)

(693,395,830)	1,128,462,841	5,334,246	(32,770,902)	(321,661,614)	714,692,756	59,197,173	993,700

(693,397,243)	1,128,461,084	5,334,267	(32,770,925)	(321,659,739)	714,664,497	59,196,762	959,266

2,690,551,755	1,562,090,671	152,882,245	185,653,170	2,039,094,448	1,324,429,951	249,770,793	248,811,527

$ 1,997,154,512	$ 2,690,551,755	$ 158,216,512	$ 152,882,245	$ 1,717,434,709	$ 2,039,094,448	$ 308,967,555	$ 249,770,793

$ (1,038)	$ (2,015)	$ 38	$ 17	$ (1,066)	$ (528)	$ (225)	$ 9

	New York Tax-Free Money Market Fund		Pennsylvania Tax-Free Money Market Fund

	Year Ended April 30,		Year Ended April 30,
	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$ 1,491,075	$ 829,751	$ 202,100	$ 81,735
Net realized gain (loss) on investments	(340)	6,346	--	--

Change in net assets resulting from operations	1,490,735	836,097	202,100	81,735

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(1,109,887)	(738,522)	(3,365)	(329)
Institutional I Shares	(380,979)	(91,404)	(183,147)	(73,095)
Institutional II Shares	--	--	(15,589)	(8,274)
Distributions from net realized gain on investments
Class A Shares	(5,017)	--	--	--
Institutional I Shares	(1,627)	--	--	--

Change in net assets resulting from distributions to shareholders	(1,497,510)	(829,926)	(202,101)	(81,698)

SHARE TRANSACTIONS:
Proceeds from sale of shares	328,651,367	11,860,721,436	50,151,697	74,801,868
Net asset value of shares issued to shareholders in payment of distributions declared	827,799	497,227	3,365	278
Cost of shares redeemed	(349,332,461)	(11,889,767,149)	(42,925,436)	(75,439,563)

Change in net assets resulting from share transactions	(19,853,295)	(28,548,486)	7,229,626	(637,417)

Change in net assets	(19,860,070)	(28,542,315)	7,229,625	(637,380)
NET ASSETS:
Beginning of period	163,316,624	191,858,939	16,254,539	16,891,919

End of period	$ 143,456,554	$ 163,316,624	$ 23,484,164	$ 16,254,539

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (204)	$ (105)	$ 35	$ 36

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Total from Investment Operations	Distributions from Net Investment Income	Net Asset Value, end of period

U.S. TREASURY MONEY MARKET FUND – CLASS A SHARES

2001	$ 1.00	0.05	0.05	(0.05)	$ 1.00
2002	$ 1.00	0.02	0.02	(0.02)	$ 1.00
2003	$ 1.00	0.01	0.01	(0.01)	$ 1.00
2004	$ 1.00	0.004(c)	0.004	(0.004)	$ 1.00
2005	$ 1.00	0.011	0.011	(0.011)	$ 1.00
U.S. TREASURY MONEY MARKET FUND – CLASS S SHARES

2001	$ 1.00	0.05	0.05	(0.05)	$ 1.00
2002	$ 1.00	0.02	0.02	(0.02)	$ 1.00
2003	$ 1.00	0.01	0.01	(0.01)	$ 1.00
2004	$ 1.00	0.002(c)	0.002	(0.002)	$ 1.00
2005	$ 1.00	0.010	0.010	(0.010)	$ 1.00
U.S. TREASURY MONEY MARKET FUND – INSTITUTIONAL I SHARES

2004(d)	$ 1.00	0.003(c)	0.003	(0.003)	$ 1.00
2005	$ 1.00	0.012	0.012	(0.012)	$ 1.00
U.S. TREASURY MONEY MARKET FUND – INSTITUTIONAL II SHARES

2004(d)	$ 1.00	0.003(c)	0.003	(0.003)	$ 1.00
2005	$ 1.00	0.012	0.012	(0.012)	$ 1.00
U.S. GOVERNMENT MONEY MARKET FUND – CLASS A SHARES

2001	$ 1.00	0.06	0.06	(0.06)	$ 1.00
2002	$ 1.00	0.02	0.02	(0.02)	$ 1.00
2003	$ 1.00	0.01	0.01	(0.01)	$ 1.00
2004	$ 1.00	0.005(c)	0.005	(0.005)	$ 1.00
2005	$ 1.00	0.012	0.012	(0.012)	$ 1.00
U.S. GOVERNMENT MONEY MARKET FUND – INSTITUTIONAL I SHARES

2001	$ 1.00	0.06	0.06	(0.06)	$ 1.00
2002	$ 1.00	0.03	0.03	(0.03)	$ 1.00
2003	$ 1.00	0.01	0.01	(0.01)	$ 1.00
2004	$ 1.00	0.007(c)	0.007	(0.007)	$ 1.00
2005	$ 1.00	0.014	0.014	(0.014)	$ 1.00
U.S. GOVERNMENT MONEY MARKET FUND – INSTITUTIONAL II SHARES

2001	$ 1.00	0.06	0.06	(0.06)	$ 1.00
2002	$ 1.00	0.02	0.02	(0.02)	$ 1.00
2003	$ 1.00	0.01	0.01	(0.01)	$ 1.00
2004	$ 1.00	0.006(c)	0.006	(0.006)	$ 1.00
2005	$ 1.00	0.014	0.014	(0.014)	$ 1.00

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total Returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) Based on average shares oustanding.

(d) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(e) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

	Ratios to Average Net Assets

Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

5.60%	0.59%	5.45%	0.09%	$ 790,307
2.38%	0.59%	2.27%	0.09%	$ 741,357
0.93%	0.61%	0.93%	0.09%	$ 622,086
0.39%	0.61%	0.40%	0.32%	$ 148,182
1.07%	0.65%	1.06%	0.48%	$ 152,536

5.34%	0.84%	5.26%	0.09%	$ 21,070
2.12%	0.84%	2.03%	0.09%	$ 26,138
0.68%	0.86%	0.70%	0.09%	$ 18,011
0.22%	0.77%	0.22%	0.32%	$ 16,013
0.95%	0.76%	0.98%	0.37%	$ 19,603

0.33%	0.47%(e)	0.47%(e)	0.43%(e)	$ 288,113
1.23%	0.49%	1.24%	0.39%	$ 294,260

0.28%	0.54%(e)	0.40%(e)	0.36%(e)	$ 353,773
1.16%	0.56%	1.13%	0.32%	$ 383,305

5.75%	0.63%	5.62%	0.83%	$ 119,725
2.39%	0.65%	2.46%	0.85%	$ 79,396
1.02%	0.66%	1.03%	0.83%	$ 70,506
0.46%	0.65%	0.54%	0.26%	$ 649
1.19%	0.69%	1.23%	0.42%	$ 878

6.00%	0.40%	5.82%	0.58%	$ 1,243,512
2.63%	0.42%	2.56%	0.60%	$ 1,327,751
1.25%	0.43%	1.26%	0.56%	$ 1,232,568
0.69%	0.42%	0.69%	0.37%	$ 1,255,603
1.45%	0.43%	1.45%	0.43%	$ 1,210,017

5.92%	0.47%	5.69%	0.58%	$ 166,335
2.55%	0.49%	2.35%	0.60%	$ 262,495
1.18%	0.50%	1.17%	0.56%	$ 259,017
0.62%	0.48%	0.59%	0.38%	$ 1,434,300
1.38%	0.49%	1.31%	0.36%	$ 786,260

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

TAX FREE MONEY MARKET FUND – CLASS A SHARES

2001	$ 1.00	0.03	--	0.03	(0.03)	--	(0.03)
2002	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$ 1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$ 1.00	0.009	--	0.009	(0.009)	--	(0.009)
TAX-FREE MONEY MARKET FUND – INSTITUTIONAL I SHARES

2001	$ 1.00	0.04	--	0.04	(0.04)	--	(0.04)
2002	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$ 1.00	0.006	--	0.006	(0.006)	--	(0.006)
2005	$ 1.00	0.011	--	0.011	(0.011)	--	(0.011)
TAX-FREE MONEY MARKET FUND – INSTITUTIONAL II SHARES

2001	$ 1.00	0.04	--	0.04	(0.04)	--	(0.04)
2002	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$ 1.00	0.005	--	0.005	(0.005)	--	(0.005)
2005	$ 1.00	0.011	--	0.011	(0.011)	--	(0.011)
MONEY MARKET FUND – CLASS A SHARES

2001	$ 1.00	0.06	--	0.06	(0.06)	--	(0.06)
2002	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	--	0.01	(0.01)	(0.00)(c)	(0.01)
2004	$ 1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$ 1.00	0.012	0.000(f)	0.012	(0.012)	--	(0.012)
MONEY MARKET FUND – CLASS B SHARES

2004(d)	$ 1.00	0.001	--	0.001	(0.001)	--	(0.001)
2005	$ 1.00	0.009	0.000(f)	0.009	(0.009)	--	(0.009)
MONEY MARKET FUND – CLASS S SHARES

2001	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)
2002	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	--	0.01	(0.01)	(0.00)(c)	(0.01)
2004	$ 1.00	0.002	--	0.002	(0.002)	--	(0.002)
2005	$ 1.00	0.010	0.000(f)	0.010	(0.010)	--	(0.010)
MONEY MARKET FUND – INSTITUTIONAL SHARES

2002(g)	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2003	$ 1.00	0.01	--	0.01	(0.01)	(0.00)(c)	(0.01)
2004	$ 1.00	0.005	--	0.005	(0.005)	--	(0.005)
2005	$ 1.00	0.013	0.000(f)	0.013	(0.013)	--	(0.013)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

(c) Represents less than $0.01.

(d) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(e) Computed on an annualized basis.

(f) Represents less than $0.001.

(g) Reflects operations for the period from September 4, 2001 (date of initial public investment) to April 30, 2002.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets

Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

$ 1.00	3.50%	0.59%	3.46%	0.84%	$ 38,358
$ 1.00	1.54%	0.60%	1.49%	0.86%	$ 49,232
$ 1.00	0.77%	0.62%	0.77%	0.92%	$ 40,706
$ 1.00	0.40%	0.62%	0.40%	0.48%	$ 51,778
$ 1.00	0.89%	0.64%	0.89%	0.55%	$ 54,013

$ 1.00	3.73%	0.36%	3.67%	0.59%	$ 62,052
$ 1.00	1.77%	0.37%	1.73%	0.61%	$ 69,275
$ 1.00	1.00%	0.39%	0.99%	0.60%	$ 96,729
$ 1.00	0.62%	0.40%	0.62%	0.42%	$ 49,491
$ 1.00	1.14%	0.39%	1.13%	0.55%	$ 62,563

$ 1.00	3.66%	0.43%	3.53%	0.59%	$ 43,993
$ 1.00	1.70%	0.44%	1.74%	0.61%	$ 32,358
$ 1.00	0.93%	0.46%	0.92%	0.61%	$ 48,218
$ 1.00	0.55%	0.47%	0.54%	0.36%	$ 51,614
$ 1.00	1.07%	0.46%	1.05%	0.48%	$ 41,640

$ 1.00	5.85%	0.64%	5.67%	0.05%	$ 1,598,305
$ 1.00	2.41%	0.71%	2.39%	0.18%	$ 1,512,433
$ 1.00	0.92%	0.70%	0.92%	0.25%	$ 1,240,670
$ 1.00	0.41%	0.70%	0.41%	0.40%	$ 924,016
$ 1.00	1.16%	0.73%	1.13%	0.41%	$ 771,286

$ 1.00	0.07%	1.19%(e)	1.17%(e)	0.79%(e)	$ 226
$ 1.00	0.86%	1.02%	0.82%	0.62%	$ 171

$ 1.00	5.59%	0.89%	5.48%	0.05%	$ 61,450
$ 1.00	2.13%	0.98%	1.96%	0.17%	$ 112,156
$ 1.00	0.61%	1.00%	0.63%	0.20%	$ 81,002
$ 1.00	0.18%	0.94%	0.18%	0.24%	$ 53,238
$ 1.00	0.97%	0.92%	0.96%	0.22%	$ 47,094

$ 1.00	1.19%	0.61%(e)	1.55%(e)	0.36%(e)	$ 2,805
$ 1.00	1.02%	0.60%	0.99%	0.35%	$ 2,757
$ 1.00	0.51%	0.61%	0.50%	0.51%	$ 3,242
$ 1.00	1.29%	0.61%	1.43%	0.53%	$ 8,579

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

MONEY MARKET FUND – INSTITUTIONAL I SHARES

2004(c)	$ 1.00	0.006	0.000	0.006	(0.006)	--	(0.006)
2005	$ 1.00	0.015	0.000(e)	0.015	(0.015)	--	(0.015)
MONEY MARKET FUND – INSTITUTIONAL II SHARES

2004(c)	$ 1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$ 1.00	0.014	0.000(e)	0.014	(0.014)	--	(0.014)
PRIME MONEY MARKET FUND – INSTITUTIONAL SHARES

2000(f)	$ 1.00	0.05	(0.00)(g)	0.05	(0.05)	--	(0.05)
2001(h)(i)	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)
2002	$ 1.00	0.03	--	0.03	(0.03)	--	(0.03)
2003	$ 1.00	0.01	--	0.01	(0.01)	(0.000)(e)	(0.01)
2004	$ 1.00	0.007	--	0.007	(0.007)	--	(0.007)
2005	$ 1.00	0.015	(0.000)(e)	0.015	(0.015)	--	(0.015)
NEW YORK TAX-FREE MONEY MARKET FUND – CLASS A SHARES

2001	$ 1.00	0.03	--	0.03	(0.03)	--	(0.03)
2002	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$ 1.00	0.004	0.000(e)	0.004	(0.004)	--	(0.004)
2005	$ 1.00	0.009	0.000(e)	0.009	(0.009)	0.000(e)	(0.009)
NEW YORK TAX-FREE MONEY MARKET FUND – INSTITUTIONAL I SHARES

2004(c)	$ 1.00	0.002	0.000(e)	0.002	(0.002)	--	(0.002)
2005	$ 1.00	0.009	0.000(e)	0.009	(0.009)	0.000(e)	(0.009)
PENNSYLVANIA TAX-FREE MONEY MARKET FUND – CLASS A SHARES

2004(j)	$ 1.00	0.001	--	0.001	(0.001)	--	(0.001)
2005	$ 1.00	0.008	--	0.008	(0.008)	--	(0.008)
PENNSYLVANIA TAX-FREE MONEY MARKET FUND – INSTITUTIONAL I SHARES

2002(k)	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$ 1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$ 1.00	0.010	--	0.010	(0.010)	--	(0.010)
PENNSYLVANIA TAX-FREE MONEY MARKET FUND – INSTITUTIONAL II SHARES

2002(l)	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$ 1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$ 1.00	0.010	--	0.010	(0.010)	--	(0.010)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(d) Computed on an annualized basis.

(e) Represents less than $0.001.

(f) Reflects operations for the year ended June 30.

(g) Represents less than $0.01.

(h) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Fund changed its fiscal year from June 30 to April 30.

(i) Effective January 8, 2001, the Fund changed its investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.

(j) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

(k) Reflects operations for the period from May 1, 2001 (date of initial public investment) to April 30, 2002.

(l) Reflects operations for the period from May 11, 2001 (date of initial public investment) to April 30, 2002.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets

Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

$ 1.00	0.48%	0.42%(d)	0.69%(d)	0.51%(d)	$ 698,792
$ 1.00	1.48%	0.41%	1.48%	0.47%	$ 563,829

$ 1.00	0.43%	0.49%(d)	0.62%(d)	0.44%(d)	$ 359,579
$ 1.00	1.41%	0.48%	1.41%	0.40%	$ 326,475

$ 1.00	5.46%	0.47%	5.34%	0.70%	$ 282,014
$ 1.00	4.81%	0.53%(d)	5.76%(d)	0.21%(d)	$ 186,013
$ 1.00	2.63%	0.41%	2.54%	0.30%	$ 218,819
$ 1.00	1.21%	0.40%	1.20%	0.30%	$ 248,812
$ 1.00	0.68%	0.42%	0.66%	0.63%	$ 249,771
$ 1.00	1.48%	0.42%	1.48%	0.72%	$ 308,968

$ 1.00	3.52%	0.62%	3.44%	0.09%	$ 158,359
$ 1.00	1.62%	0.63%	1.59%	0.09%	$ 187,043
$ 1.00	0.86%	0.61%	0.86%	0.09%	$ 191,859
$ 1.00	0.43%	0.63%	0.44%	0.39%	$ 127,463
$ 1.00	0.90%	0.64%	0.88%	0.54%	$ 116,150

$ 1.00	0.23%	0.64%(d)	0.41%(d)	0.26%(d)	$ 35,853
$ 1.00	0.92%	0.62%	0.89%	0.31%	$ 27,306

$ 1.00	0.13%	0.82%(d)	0.26%(d)	0.93%(d)	$ 222
$ 1.00	0.79%	0.77%	0.86%	0.97%	$ 832

$ 1.00	1.54%	0.57%	1.51%	0.19%	$ 24,051
$ 1.00	0.86%	0.58%	0.88%	0.43%	$ 13,453
$ 1.00	0.45%	0.59%	0.44%	0.65%	$ 15,361
$ 1.00	0.96%	0.59%	0.95%	0.88%	$ 20,758

$ 1.00	1.46%	0.57%(d)	1.45%(d)	0.29%(d)	$ 2,068
$ 1.00	0.86%	0.58%	0.83%	0.73%	$ 3,439
$ 1.00	0.44%	0.53%	0.54%	0.72%	$ 671
$ 1.00	0.96%	0.59%	1.02%	0.88%	$ 1,894

NOTES TO FINANCIAL STATEMENTS

MTB Group of Funds

April 30, 2005

1. ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios, 7 of which are presented herein (individually referred to as the “Fund” or collectively as the “Funds”). The remaining 29 funds (5 of which are only made available to variable annuity contracts) are presented in separate reports.

As set forth below, certain of the Funds (each, a “Successor MTB Fund”) are successors to a corresponding portfolio of the ARK Funds pursuant to a reorganization which took place on August 15, 2003 or August 22, 2003. Prior to the date of the reorganization, each Successor MTB Fund had no investment operations. Accordingly, the information in these financial statements is historical information for the corresponding ARK Fund.

MTB Fund	Investment Objectives	Former Portfolio (sometimes referred to as “Accounting Survivor”)

MTB U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)(d)	To seek current income with liquidity and stability of principal.	N/A
MTB U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)(d)	To seek maximum current income and provide liquidity and security of principal.	ARK U.S. Government Money Market Portfolio
MTB Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)(n)	Maximizing current income exempt from federal income tax and providing liquidity and stability of principal.	ARK Tax-Free Money Market Portfolio
MTB Money Market Fund (“Money Market Fund”)(d)	To seek current income with liquidity and stability of principal.	N/A
MTB Prime Money Market Fund (“Prime Money Market Fund”)(d)	To seek current income with liquidity and stability of principal	N/A
MTB New York Tax-Free Money Market Fund (“New York Tax-Free Money Market Fund”)(n)	To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.	N/A
MTB Pennsylvania Tax-Free Money Market Fund (“Pennsylvania Tax-Free Money Market Fund”)(n)	Maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and stability of principal.	ARK Pennsylvania Tax-Free Money Market Portfolio

(d) Diversified

(n) Non-diversified

The Trust offers 7 classes of shares: Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares.

Effective August 18, 2003, Class B Shares were added to Money Market Fund.

Effective August 18, 2003, Institutional I Shares were added to U.S. Treasury Money Market Fund, Money Market Fund and New York Tax-Free Money Market Fund.

Effective August 18, 2003, Institutional II Shares were added U.S. Treasury Money Market Fund and Money Market Fund.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

On August 15, 2003, U.S. Treasury Money Market Fund received a tax-free transfer of assets from ARK U.S. Treasury Money Market Portfolio and ARK U.S. Treasury Cash Management Portfolio as follows:

	Shares of U.S. Treasury Money Market Fund Issued	ARK U.S. Treasury Money Market Portfolio Net Assets Received	ARK U.S. Treasury Cash Management Portfolio Net Assets Received	Net Assets of U.S. Treasury Money Market Fund Prior to Combination	Net Assets of ARK U.S. Treasury Money Market Portfolio Immediately Prior to Combination	Net Assets of ARK U.S. Treasury Cash Management Portfolio Immediately Prior to Combination	Net Assets of U.S. Treasury Money Market Fund Immediately After Combination

Class A	20,782,532	$ 20,781,060	$ --	$ 699,126,393	$ 20,781,060	$ --	$ 719,907,453
Class S	--	--	--	21,127,525	--	--	21,127,525
Institutional I	268,437,355	268,495,651	--	--	268,495,651	--	268,495,651
Institutional II	163,442,047	125,680,842	37,662,151	--	125,680,842	37,662,151	163,342,993

TOTAL	452,661,934	$ 414,957,553	$ 37,662,151	$ 720,253,918	$ 414,957,553	$ 37,662,151	$ 1,172,873,622

On August 15, 2003, U.S. Government Money Market Fund received a tax-free transfer of assets from ARK U.S. Government Cash Management Portfolio, as follows:

	Shares of U.S. Government Money Market Fund Issued	ARK U.S. Government Cash Management Portfolio Net Assets Received	Net Assets of U.S. Government Money Market Fund Prior to Combination	Net Assets of ARK U.S. Government Cash Management Portfolio Immediately Prior to Combination	Net Assets of U.S. Government Money Market Fund Immediately After Combination

Class A	--	$ --	$ 54,220,551	$ --	$ 54,220,551
Institutional I	--	--	1,385,057,487	--	1,385,057,487
Institutional II	856,436,112	856,436,291	267,979,202	856,436,291	1,124,415,493

TOTAL	856,436,112	$ 856,436,291	$ 1,707,257,240	$ 856,436,291	$ 2,563,693,531

On August 15, 2003, Tax-Free Money Market Fund received a tax-free transfer of assets from ARK Tax-Free Cash Management Portfolio, as follows:

	Shares of Tax-Free Money Market Fund Issued	ARK Tax-Free Cash Management Portfolio Net Assets Received	Net Assets of Tax-Free Money Market Fund Prior to Combination	Net Assets of ARK Tax-Free Cash Management Portfolio Immediately Prior to Combination	Net Assets of Tax-Free Money Market Fund Immediately After Combination

Class A	--	$ --	$ 42,977,757	$ --	$ 42,977,757
Institutional I	--	--	83,228,289	--	83,228,289
Institutional II	11,848,522	11,848,522	50,344,326	11,848,522	62,192,848

TOTAL	11,848,522	$ 11,848,522	$ 176,550,372	$ 11,848,522	$ 188,398,894

On August 15, 2003, Money Market Fund received a tax-free transfer of assets from ARK Money Market Portfolio and ARK Prime Cash Management Portfolio, as follows:

	Shares of Money Market Fund Issued	ARK Money Market Portfolio Net Assets Received	ARK Prime Cash Management Portfolio Net Assets Received	Net Assets of Money Market Fund Prior to Combination	Net Assets of ARK Money Market Portfolio Immediately Prior to Combination	Net Assets of ARK Prime Cash Management Portfolio Immediately Prior to Combination	Net Assets of Money Market Fund Immediately After Combination

Class A	195,034,557	$ 194,976,333	$ --	$ 1,167,124,417	$ 194,976,333	$ --	$ 1,362,100,750
Class B	228,433	228,423	--	--	228,423	--	228,423
Class S	--	--	--	72,826,342	--	--	72,826,342
Institutional	--	--	--	2,732,238	--	--	2,732,238
Institutional I	583,060,695	568,196,080	14,900,587	--	568,196,080	14,900,587	583,096,667
Institutional II	312,537,018	265,538,548	46,993,218	--	265,538,548	46,993,218	312,531,766

TOTAL	1,090,860,703	$ 1,028,939,384	$ 61,893,805	$ 1,242,682,997	$ 1,028,939,384	$ 61,893,805	$ 2,333,516,186

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuations – The money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements – It is each Fund’s policy to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Gain and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. All Funds except Prime Money Market Fund offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization – All premiums and discounts are amortized/accreted.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other – Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	U.S. Treasury Money Market Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	1,271,168,563	$1,271,168,563	2,427,759,313	$2,427,789,717

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Treasury Money Market Portfolio	--	--	20,782,532	20,781,060

Shares issued to shareholders in payment of distributions declared	749,317	749,317	270,907	270,907

Shares redeemed	(1,267,566,729)	(1,267,566,729)	(2,922,783,228)	(2,922,783,228)

Net change resulting from Class A Share transactions	4,351,151	$4,351,151	(473,970,476)	$(473,941,544)

Class S Shares

Shares sold	153,567,472	$153,567,472	163,062,519	$162,989,645

Shares redeemed	(149,978,005)	(149,978,005)	(164,988,436)	(164,988,436)

Net change resulting from Class S Share transactions	3,589,467	$3,589,467	(1,925,917)	$(1,998,791)

	Year Ended 4/30/2005		Period Ended 4/30/2004 (a)

	Shares	Amount	Shares	Amount

Institutional I Shares

Shares sold	857,438,462	$857,438,462	658,253,558	$658,195,262

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Treasury Money Market Portfolio	--	--	268,437,355	268,495,651

Shares issued to shareholders in payment of distributions declared	25,150	25,150	7,773	7,773

Shares redeemed	(851,314,377)	(851,314,377)	(638,649,413)	(638,649,413)

Net change resulting from Institutional I Share transactions	6,149,235	$6,149,235	288,049,273	$288,049,273

	U.S. Treasury Money Market Fund (continued)

	Year Ended 4/30/2005		Period Ended 4/30/2004 (a)

	Shares	Amount	Shares	Amount

Institutional II Shares

Shares sold	1,074,185,622	$1,074,185,622	1,635,601,225	$1,635,701,991

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Treasury Money Market Portfolio	--	--	125,779,858	125,680,842

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Treasury Cash Management Portfolio	--	--	37,662,189	37,662,151

Shares issued to shareholders in payment of distributions declared	--	--	6,228	6,228

Shares redeemed	(1,044,651,932)	(1,044,651,932)	(1,445,178,792)	(1,445,178,792)

Net change resulting from Institutional II Share transactions	29,533,690	$29,533,690	353,870,708	$353,872,420

Net change resulting from share transactions	43,623,543	$43,623,543	166,023,588	$165,981,358

	U.S. Government Money Market Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	3,687,942	$3,687,942	40,866,173	$40,866,173

Shares issued to shareholders in payment of distributions declared	7,840	7,840	617	617

Shares redeemed	(3,467,174)	(3,467,174)	(110,737,406)	(110,737,406)

Net change resulting from Class A Share transactions	228,608	$228,608	(69,870,616)	$(69,870,616)

Institutional I Shares

Shares sold	2,359,419,899	$2,359,419,899	2,556,107,963	$2,556,107,963

Shares issued to shareholders in payment of distributions declared	59,679	59,679	312,980	312,980

Shares redeemed	(2,405,069,168)	(2,405,069,168)	(2,533,380,904)	(2,533,380,904)

Net change resulting from Institutional I Share transactions	(45,589,590)	$(45,589,590)	23,040,039	$23,040,039

Institutional II Shares

Shares sold	2,063,772,402	$2,063,772,402	2,079,046,390	$2,079,046,390

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Government Cash Management Portfolio	--	--	856,436,112	856,436,291

Shares redeemed	(2,711,807,250)	(2,711,807,250)	(1,760,189,263)	(1,760,189,263)

Net change resulting from Institutional II Share transactions	(648,034,848)	$(648,034,848)	1,175,293,239	$1,175,293,418

Net change resulting from share transactions	(693,395,830)	$(693,395,830)	1,128,462,662	$1,128,462,841

	Tax-Free Money Market Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	43,035,783	$43,035,783	71,380,158	$71,398,254

Shares issued to shareholders in payment of distributions declared	461,483	461,483	215,324	215,324

Shares redeemed	(41,261,284)	(41,261,284)	(60,520,808)	(60,520,808)

Net change resulting from Class A Share transactions	2,235,982	$2,235,982	11,074,674	$11,092,770

	Tax-Free Money Market Fund (continued)

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Institutional I Shares

Shares sold	181,145,657	$181,145,657	172,728,209	$172,712,983

Shares redeemed	(168,073,746)	(168,073,746)	(219,955,377)	(219,955,377)

Net change resulting from Institutional I Share transactions	13,071,911	$13,071,911	(47,227,168)	$(47,242,394)

Institutional II Shares

Shares sold	82,307,571	$82,307,571	69,179,154	$69,176,065

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Tax-Free Cash Management Portfolio	--	--	11,848,522	11,848,522

Shares issued to shareholders in payment of distributions declared	787	787	277	277

Shares redeemed	(92,282,005)	(92,282,005)	(77,646,142)	(77,646,142)

Net change resulting from Institutional II Share transactions	(9,973,647)	$(9,973,647)	3,381,811	$3,378,722

Net change resulting from share transactions	5,334,246	$5,334,246	(32,770,683)	$(32,770,902)

	Money Market Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	4,291,681,315	$4,291,681,315	5,758,154,045	$5,758,154,064

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Money Market Portfolio	--	--	195,034,557	194,976,333

Shares issued to shareholders in payment of distributions declared	6,182,115	6,182,115	2,660,501	2,660,501

Shares redeemed	(4,450,594,083)	(4,450,594,083)	(6,272,432,446)	(6,272,432,446)

Net change resulting from Class A Share transactions	(152,730,653)	$(152,730,653)	(316,583,343)	$(316,641,548)

	Year Ended 4/30/2005		Period Ended 4/30/2004 (a)

	Shares	Amount	Shares	Amount

Class B Shares

Shares sold	55,429	$55,429	38,750	$37,555

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Money Market Portfolio	--	--	228,433	228,423

Shares issued to shareholders in payment of distributions declared	1,761	1,761	177	177

Shares redeemed	(112,824)	(112,824)	(41,445)	(41,445)

Net change resulting from Class B Share transactions	(55,634)	$(55,634)	225,915	$224,710

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class S Shares

Shares sold	670,553,592	$670,553,592	765,107,363	$765,107,363

Shares issued to shareholders in payment of distributions declared	67	67	4	4

Shares redeemed	(676,700,360)	(676,700,360)	(792,870,912)	(792,870,912)

Net change resulting from Class S Share transactions	(6,146,701)	$(6,146,701)	(27,763,545)	$(27,763,545)

	Money Market Fund (continued)

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Institutional Shares

Shares sold	21,300,208	$21,300,208	12,373,793	$12,373,793

Shares issued to shareholders in payment of distributions declared	49,747	49,747	17,520	17,520

Shares redeemed	(16,013,775)	(16,013,775)	(11,906,088)	(11,906,088)

Net change resulting from Institutional Share transactions	5,336,180	$5,336,180	485,225	$485,225

	Year Ended 4/30/2005		Period Ended 4/30/2004 (a)

	Shares	Amount	Shares	Amount

Institutional I Shares

Shares sold	1,154,736,700	$1,154,736,700	987,838,485	$987,839,680

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Money Market Portfolio	--	--	568,158,635	568,196,080

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Prime Cash Management Portfolio	--	--	14,902,060	14,900,587

Shares issued to shareholders in payment of distributions declared	618,892	618,892	357,969	357,969

Shares redeemed	(1,290,316,552)	(1,290,316,552)	(872,490,148)	(872,490,148)

Net change resulting from Institutional I Share transactions	(134,960,960)	$(134,960,960)	698,767,001	$698,804,168

Institutional II Shares

Shares sold	768,514,282	$768,514,282	639,902,648	$639,902,648

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Money Market Portfolio	--	--	265,545,271	265,538,548

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Prime Cash Management Portfolio	--	--	46,991,747	46,993,218

Shares issued to shareholders in payment of distributions declared	562	562	183	183

Shares redeemed	(801,618,690)	(801,618,690)	(592,850,851)	(592,850,851)

Net change resulting from Institutional II Share transactions	(33,103,846)	$(33,103,846)	359,588,998	$359,583,746

Net change resulting from share transactions	(321,661,614)	$(321,661,614)	714,720,251	$714,692,756

	Prime Money Market Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Institutional Shares

Shares sold	1,369,187,334	$1,369,187,334	778,833,498	$778,833,498

Shares issued to shareholders in payment of distributions declared	1,669,378	1,669,378	582,947	582,947

Shares redeemed	(1,311,659,539)	(1,311,659,539)	(778,422,745)	(778,422,745)

Net change resulting from share transactions	59,197,173	$59,197,173	993,700	$993,700

	New York Tax-Free Money Market Fund

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	212,594,732	$212,594,732	11,780,710,058	$11,780,710,058

Shares issued to shareholders in payment of distributions declared	827,799	827,799	497,227	497,227

Shares redeemed	(224,729,767)	(224,729,767)	(11,845,607,350)	(11,845,607,350)

Net change resulting from Class A Share transactions	(11,307,236)	$(11,307,236)	(64,400,065)	$(64,400,065)

	Year Ended 4/30/2005		Period Ended 4/30/2004 (a)

	Shares	Amount	Shares	Amount

Institutional I Shares

Shares sold	116,056,635	$116,056,635	80,011,378	$80,011,378

Shares redeemed	(124,602,694)	(124,602,694)	(44,159,799)	(44,159,799)

Net change resulting from Institutional I Share transactions	(8,546,059)	$(8,546,059)	35,851,579	$35,851,579

Net change resulting from share transactions	(19,853,295)	$(19,853,295)	(28,548,486)	$(28,548,486)

	Pennsylvania Tax-Free Money Market Fund

	Year Ended 4/30/2005		Period Ended 4/30/2004 (b)

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	2,324,495	$2,324,495	1,073,981	$1,073,981

Shares issued to shareholders in payment of distributions declared	3,365	3,365	278	278

Shares redeemed	(1,717,671)	(1,717,671)	(852,107)	(852,107)

Net change resulting from Class A Share transactions	610,189	$610,189	222,152	$222,152

	Year Ended 4/30/2005		Year Ended 4/30/2004

	Shares	Amount	Shares	Amount

Institutional I Shares

Shares sold	39,753,662	$39,753,662	65,878,143	$65,878,143

Shares redeemed	(34,355,337)	(34,355,337)	(63,970,232)	(63,970,232)

Net change resulting from Institutional I Share transactions	5,398,325	$5,398,325	1,907,911	$1,907,911

Institutional II Shares

Shares sold	8,073,540	$8,073,540	7,849,744	$7,849,744

Shares redeemed	(6,852,428)	(6,852,428)	(10,617,224)	(10,617,224)

Net change resulting from Institutional II Share transactions	1,221,112	$1,221,112	(2,767,480)	$(2,767,480)

Net change resulting from share transactions	7,229,626	$7,229,626	(637,417)	$(637,417)

(a) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(b) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for dividend redesignations and expired capital loss carryforwards.

For the year ended April 30, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Paid-In Capital	Increase (Decrease) Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)

U.S. Treasury Money Market Fund	$ --	$ 43,168	$ (43,168)
U.S. Government Money Market Fund	--	2,390	(2,390)
Tax-Free Money Market Fund	(115)	--	115
New York Tax-Free Money Market Fund	10	(308)	298

Net investment income (loss), net realized gain (losses), and not assets were not affected by this reclassification.

The tax character of distributions for the years ended April 30, 2005 and 2004 was as follows:

	2005			2004

Fund	Ordinary Income*		Long-Term Capital Gains	Ordinary Income*		Long-Term Capital Gains

U.S. Treasury Money Market Fund	$ 9,269,440		$ --	$ 3,773,702		$ --
U.S. Government Money Market Fund****	30,365,848		--	7,432,392		--
Tax-Free Money Market Fund****	1,704,173	**	--	445,718	***	--
Money Market Fund	24,366,605		--	9,718,697		--
Prime Money Market Fund	4,238,555		--	1,830,953		--
New York Tax-Free Money Market Fund	1,497,511	**	--	829,926	***	--
Pennsylvania Tax-Free Money Market Fund****	202,101	**	--	43,021	***	--

* For tax purposes short-term capital gain distributions are considered ordinary income distributions.

** Included in this amount is tax exempt income of $1,704,173, $1,490,866 and $202,101 for Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund, respectively.

*** Included in this amount is tax exempt income of $445,718, $829,926 and $43,021 for Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund, respectively.

**** For these funds, the 2004 amounts are for the six month period ended April 30, 2004, as their tax year end changed from October 31 to April 30.

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforward

U.S. Treasury Money Market Fund	$ 1,350,153	$ --	$ --
U.S. Government Money Market Fund	4,002,498	--	--
Tax-Free Money Market Fund	177,445 *	--	1,445
Money Market Fund	2,325,456	--	11,291
Prime Money Market Fund	418,777	--	2,750
New York Tax-Free Money Market Fund	82,638 *	--	--
Pennsylvania Tax-Free Money Market Fund	32,175 *	--	27

* Included in this amount is tax exempt income of $177,445, $82,638, and $32,175 for Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund, respectively.

For federal income tax purposes, the following amounts apply as of April 30, 2005:

Fund	Cost of Investments

U.S. Treasury Money Market Fund	$850,966,314
U.S. Government Money Market Fund	1,999,092,118
Tax-Free Money Market Fund	157,752,640
Money Market Fund	1,718,140,648
Prime Money Market Fund	308,829,423
New York Tax-Free Money Market Fund	142,955,545
Pennsylvania Tax-Free Money Market Fund	23,519,433

At April 30, 2005, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to Expire in							Total Capital Loss Carryforwards
Fund Name	2006	2007	2008	2009	2010	2011	2012

Tax-Free Money Market Fund	$--	$--	$ 875	$--	$ 570	$ --	$--	$ 1,445
Money Market Fund	--	--	--	--	--	11,291	--	11,291
Prime Money Market Fund	--	--	--	--	--	2,750	--	2,750
Pennsylvania Tax-Free Money Market Fund	--	--	--	--	27	--	--	27

As a result of the tax-free transfer of assets from acquired funds, certain capital loss carryforwards listed previously may be limited.

The Funds used capital loss carryforwards as follows to offset taxable capital gains realized during the year ended April 30, 2005:

Fund	Capital Loss Carryforwards Used

Money Market Fund	$2,413

Additionally, capital loss carryforwards as follows expired during the year ended April 30, 2005:

Fund	Expired Capital Loss Carryforwards

Tax-Free Money Market Fund	$114

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of April 30, 2005, for federal income tax purposes, post October losses as follows were deferred to May 1, 2005:

Fund	Post October Losses

U.S. Treasury Money Market Fund	$33
New York Tax-Free Money Market Fund	340
Prime Money Market Fund	177

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee – MTB Investment Advisors, Inc. (the “Advisor”), prior to April 1, 2005, received for its services an annual investment advisor fee equal to 0.50% of each Fund’s average daily net assets. The Advisor may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. Effective April 1, 2005, the contractual (before waiver) management fee for the Funds has been reduced to 0.40% from 0.50% of each Fund’s average daily net assets. The Advisor can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee – Federated Services Company (FServ) and M&T Securities, Inc. (M&T Securities) serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services were provided for an aggregate annual fee as specified below:

Fees payable to FServ

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds

0.06%	on the first $2 billion
0.03%	on the next $3 billion
0.02%	on the next $2 billion
0.0125%	on the next $3 billion
0.01%	on assets in excess of $10 billion

Fees payable to M&T Securities, Inc.

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds

0.04%	on the first $5 billion
0.03%	on the next $2 billion
0.0175%	on the next $3 billion
0.015%	on assets in excess of $10 billion

FServ and M&T Securities may each voluntarily choose to waive any portion of its fee. FServ and M&T Securities can each modify or terminate its voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses – Prior to July 1, 2004, FServ, through its subsidiary, Federated Shareholder Services Company (FSSC), served as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. The fee paid to FSSC during the reporting period, after voluntary waiver, if applicable, was as follows:

Fund	Amount

U.S. Treasury Money Market Fund	$ 30,294
U.S. Government Money Market Fund	36,183
Tax-Free Money Market Fund	5,134
Money Market Fund	107,109
Prime Money Market Fund	8,835
New York Tax-Free Money Market Fund	10,791
Pennsylvania Tax-Free Money Market Fund	781

Effective July 1, 2004, Boston Financial Data Services (BFDS) assumed the functions previously performed by FSSC.

Distribution Services Fee – The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Edgewood Services, Inc. (Edgewood), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares, Class S Shares, Institutional Shares and Institutional II Shares to finance activities intended to result in the sale of these shares. The Plan provides that each Fund may incur distribution expenses according to the following schedule annually, to compensate Edgewood:

Share Class Name	Percentage of Average Daily Net Assets of Class

Class A Shares	0.25%
Class B Shares	0.75%
Class S Shares	0.25%
Institutional Shares	0.25%
Institutional II Shares	0.25%

Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to Edgewood and Edgewood will use the fees to compensate investment professionals. For the year ended April 30, 2005, Edgewood did not retain any fees paid by the Fund.

Edgewood is a wholly-owned subsidiary of Federated Investors, Inc.

Sales Charges – A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B Shares until the redemption of such shares. Following the seventh year, Class B Shares automatically convert to Class A Shares.

Shareholder Services Fee – Under the terms of a Shareholder Services Agreement with FServ and M&T Securities, M&T Securities may receive from FServ up to 0.25% of average daily net assets of each Fund’s Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares and Institutional I Shares for the period. The fee paid to M&T Securities is used to finance certain services for shareholders and to maintain shareholder accounts. M&T Securities may voluntarily choose to waive any portion of its fee with respect to the Funds. M&T Securities can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FServ and FServ may pay fees to M&T Securities and M&T Securities will use the fees to compensate investment professionals. For the year ended April 30, 2005, M&T securities did not retain any fees paid by the Fund.

General – Certain of the Officers of the Trust are Officers of the above companies that provide services to the Funds.

6. CONCENTRATION OF CREDIT RISK

Since New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2005, 77.4% for New York Tax-Free Money Market Fund, 73.2% for Pennsylvania Tax-Free Money Market Fund and 58.2% for Tax-Tree Money Market Fund of the total market value of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 16.9% for New York Tax-Free Money Market Fund, 12.4% for Pennsylvania Tax-Free Money Market Fund and 7.5% for Tax-Free Money Market Fund of total market value of investments.

7. LINE OF CREDIT

The Funds entered into a $10,000,000 unsecured, committed revolving line of credit (LOC) agreement with State Street Bank & Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the year ended April 30, 2005.

8. FEDERAL TAX INFORMATION (UNAUDITED)

At April 30, 2005, the following percentages represent the portion of distributions from net investment income, which are exempt from federal income tax, other than alternative minimum tax:

Fund Name

Tax-Free Money Market Fund	100.00%
New York Tax-Free Money Market Fund	99.56%
Pennsylvania Tax-Free Money Market Fund	100.00%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MTB GROUP OF FUNDS

We have audited the accompanying statements of assets and liabilities of MTB U.S. Treasury Money Market Fund, MTB Money Market Fund, MTB Prime Money Market Fund, MTB New York Tax-Free Money Market Fund (collectively the “Former VISION Funds”), and MTB U.S. Government Money Market Fund, MTB Tax-Free Money Market Fund and MTB Pennsylvania Tax-Free Money Market Fund (collectively the “Former ARK Funds”) (collectively, “MTB Group of Funds” or the “Funds”) including the portfolios of investments, as of April 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights for each of the periods presented through the period ended April 30, 2003 for the Former ARK Funds were audited by other auditors whose report, dated June 16, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. Our audits also included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MTB Group of Funds Fund at April 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 10, 2005

BOARD OF TRUSTEES AND TRUST OFFICERS

The following tables give information about each Board member and the senior officers of the Trust. The tables separately list Board members who are “interested persons” of the Trust (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). The Trust is composed of 36 funds and is the only investment company in the Fund Complex. Unless otherwise noted, each Board member oversees all portfolios of the Trust and serves for an indefinite term. The Trust’s Statements of Additional Information include additional information about the Trustees of the Trust and are available, without charge and upon request, by calling 1-800-836-2211.

Interested Trustee Background

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Mark J. Czarnecki† Manufacturers and Traders Trust Company One M&T Plaza Buffalo, NY 14203 Birth date: November 3, 1955 TRUSTEE Began serving: August 2000	Principal Occupations: Executive Vice President, Manufacturers and Traders Trust Company (“M&T Bank”), division head for M&T Bank’s investment group. Other Directorships Held: None

†Mark J. Czarnecki is “interested” due to positions he holds with M&T Bank, the parent of the Funds’ advisor.

Independent Trustees Background

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Joseph J. Castiglia Roycroft Campus 21 South Grove Street, Suite 291 East Aurora, NY 14052 Birth date: July 20, 1934 CHAIRMAN AND TRUSTEE Began serving: February 1988

Principal Occupations: Chairman of the Board, HealthNow Systems, Inc. and HealthNow New York, Inc. (health care company); and former President, Chief Executive Officer and Vice Chairman, Pratt & Lambert United, Inc. (manufacturer of paints and chemical specialties).

Other Directorships Held: The Energy East Corp.

John S. Cramer 4216 Jonathan Lane Harrisburg, PA 17110 Birth date: February 22, 1942 TRUSTEE Began serving: December 2000

Principal Occupations: Retired President and Chief Executive Officer, Pinnacle Health System (health care); President Emeritus, Highmark Blue Cross Blue Shield.

Other Directorships Held: Highmark Blue Cross Blue Shield; Chek-Med Corporation.

Daniel R. Gernatt, Jr. Richardson & Taylor Hollow Roads Collins, NY Birth date: July 14, 1940 TRUSTEE Began serving: February 1988	Principal Occupations: President and CFO, Gernatt Asphalt Products, Inc.; President, Dan Gernatt Gravel Products, Inc.; President, Country Side Sand & Gravel, Inc. Other Directorships Held: None

William H. Cowie, Jr. 1408 Ruxton Road Baltimore, MD Birth date: January 24, 1931 TRUSTEE Began serving: September 2003	Principal Occupations: Retired Vice Chairman of Signet Banking Corp., since 1991. Other Directorships Held: None

Richard B. Seidel 770 Hedges Lane Strafford, PA Birth date: April 20, 1941 TRUSTEE Began serving: September 2003	Principal Occupations: Chairman and Director (since 1995) of Girard Partners, a registered broker-dealer. Other Directorships Held: None

Officers

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions

Charles L. Davis Federated Investors Tower Pittsburgh, PA Birth date: March 23, 1960 CHIEF EXECUTIVE OFFICER Began serving: December 2002

Principal Occupations: Vice President, Managing Director of Mutual Fund Services, Federated Services Company; and President, Edgewood Services, Inc.

Previous Positions: President, Federated Clearing Services; and Director, Business Development Mutual Fund Services, Federated Services Company.

Carl W. Jordan One M&T Plaza Buffalo, NY Birth date: January 2, 1955 PRESIDENT Began serving: May 2001	Principal Occupations: Senior Vice President, M&T Bank, 2001-Present; Administrative Vice President, M&T Bank, 1995-2001.

Kenneth G. Thompson 100 East Pratt Street Baltimore, MD Birth date: September 4, 1964 VICE PRESIDENT Began serving: May 2001	Principal Occupations: Administrative Vice President, M&T Bank, 2002-Present; Vice President, M&T Bank, 1999-2002; Regional Sales Manager, M&T Securities, Inc., 1995-1999.

Philip R. Carbone 100 East Pratt Street, 15th floor Baltimore, MD Birth date: July 27, 1954 VICE PRESIDENT Began serving: September 2003

Principal Occupations: Vice President, Director of Distribution for Proprietary Products, M&T Securities, since 2003; Manager, Vision Shareholder Services and Discount Brokerage, 1998-2002.

Previous Positions: Regional Sales Manager, M&T Securities, Inc., 1995-1998.

Scot A. Millen 100 East Pratt Street, 15th floor Baltimore, MD Birth date: February 22, 1969 VICE PRESIDENT Began serving: September 2003	Principal Occupations: Vice President, Product Manager, M&T Securities, since 2002; Executive Associate, M&T Investment Group, 2001-2002; Summer Associate, M&T Investment Group, 2000.

Judy Mackin Federated Investors Tower Pittsburgh, PA Birth date: May 30, 1960 VICE PRESIDENT AND ASSISTANT TREASURER Began serving: March 2005	Principal Occupations: Vice President, Mutual Fund Services Division, Federated Services Company.

Richard J. Thomas Federated Investors Tower Pittsburgh, PA Birth date: June 17, 1954 TREASURER Began serving: December 2002

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

C. Grant Anderson Federated Investors Tower Pittsburgh, PA Birth date: November 6, 1940 SECRETARY Began serving: December 2000	Principal Occupation: Counsel, Reed Smith LLP (since October 2002). Previous Positions: Corporate Counsel, Federated Investors, Inc.; Vice President, Federated Services Company.

Victor R. Siclari
Federated Investors Tower
Pittsburgh, PA
Birth date: November 17, 1961
ASSISTANT SECRETARY
Began serving: May 2000; Secretary from
August 11, 1995 to May 11, 2000; Assistant
Secretary from May 11, 2000 to present.

Principal Occupation: Partner, Reed Smith LLP (since October 2002). Previous Positions: Senior Corporate Counsel and Vice President, Federated Services Company (prior to October 2002).

Shares of the MTB Group of Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the MTB Funds website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link to Form N-PX. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

[Logo of MTB Group of Funds]

Investment Advisor

MTB Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202

Distributor

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend
Disbursing Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

Custodian and Fund Accountant

State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

Independent Registered Public
Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

We are pleased to send you this Annual Report of MTB Group of Funds. The Annual Report contains important information about your investments in MTB Group of Funds.
Since we are required by law to send a Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Annual Report.

33049 (6/05)

1-800-836-221 / mtbfunds.com

MTB Funds
100 East Pratt Street, 15th floor
Baltimore, MD 21202

MTB-SAR-000-0605

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies
- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal
Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Joseph J. Castiglia, William H. Cowie, Jr.,
John S. Cramer and Richard B. Seidel.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $457,350

                  Fiscal year ended 2004 - $433,500

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $11,000,
      respectively.  Issuance of audit consents for N-1A and N-14 filings.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0,
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0,
      respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit
Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.
The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide
Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit
Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all
Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services;  and (3)
     Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or
Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2005 - $0

            Fiscal year ended 2004 - $11,000

(h)         The registrant's Audit Committee has considered that the
provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of
Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  MTB Group of Funds

By          /S/Richard J. Thomas, Principal Financial Officer

Date        June 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/Charles L. Davis, Jr., Principal Executive Officer
            ------------------------------------------------------

Date        June 23, 2005

By          /S/Richard J. Thomas, Principal Financial Officer

Date        June 22, 2005